UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)	(Zip code)
Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2021

Date of reporting period:	6/30/2021

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MML Series Investment Fund

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2021

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2021

Welcome to the MML Series Investment Fund Semiannual Report, covering the six months ended June 30, 2021.

Market Highlights

●

For the reporting period from January 1, 2021 through June 30, 2021, U.S. stock prices rose, with the S&P 500® Index up over 15%, and investors seeing an end in sight to the global economic recession brought on by the COVID-19 pandemic.

●

In the first quarter of 2021 investors embraced falling COVID-19 case counts, a faster than expected vaccination rollout, another round of fiscal stimulus, and upgrades in economic growth and corporate earnings forecasts for the 2021 calendar year.

●	The second quarter of 2021 was a continuation of the prior quarter with a meaningful percentage of the U.S. population receiving at least one vaccine dose, and widescale reopening of the economy.

●	However, concerns about inflation persisted as the sharp rise in the demand for goods, services, homes, and labor outpaced supply.

●

Foreign stocks in both developed markets and emerging markets also experienced strong gains in the reporting period, aided by increasing global economic activity offset somewhat by a stronger U.S. dollar.

●	U.S. bond investors experienced negative returns in a rising yield environment, fueled by higher economic growth expectations and strong asset flows into stocks.

Market Commentary

For the six months beginning on January 1, 2021, global stock investors experienced strong positive returns. U.S. stocks rose steadily in the period, buoyed by the widescale reopening of the global economy, a strong rebound in economic growth, the Federal Reserve Board’s (“Fed’”) commitment to low interest rates, and a strong rebound in corporate earnings growth. Concurrently, inflation came in higher than expected, with consumer prices increasing 5.4% in June from a year earlier, and the median home price reaching a record high of $350,300 in May, up 24% from a year earlier.

As a result, the broad market S&P 500® Index* delivered a gain of 15.25% for the period. The technology-heavy NASDAQ Composite® Index performed similarly, gaining 12.92% for the period. The more economically sensitive Dow Jones Industrial Average was up 13.79% for the period. During this period small-cap stocks outperformed their larger cap peers while value stocks outperformed their growth peers.

The continued economic recovery, additional fiscal stimulus, and heightened inflation concerns affected sectors differently. The energy and financial sectors fared the best for the six-month period as investors expected these sectors to benefit the most from the reopening of the global economy and corresponding rise in interest rates. More defensive sectors such as consumer staples and utilities significantly lagged the broader market, as the reopening of the economy favored more economically sensitive sectors. West Texas Intermediate (WTI) crude oil prices ended the period at $73.52 per barrel, up 52% for the six-month period.

* Indexes referenced, other than the MSCI Indexes, are unmanaged, do not incur fees, expenses, or taxes, and cannot be purchased directly for investment. The MSCI Indexes are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

Developed international stock markets, as measured by the MSCI EAFE® Index, also performed well, rising 8.83% for the six-month period, aided by the global economic rebound. European stocks fared better than Japanese stocks in part due to Europe deploying COVID-19 vaccines faster than Japan. Emerging-market stock markets, as measured in the MSCI Emerging Markets® Index, also fared well, rising 7.45% for the period. This was despite weak returns from China after their government cut back stimulus and increased regulatory oversight of technology companies in hopes to curb unfettered credit growth and rampant speculation.

The Fed continues to assert its influence on markets by remaining committed to keeping interest rates at near zero percent and letting inflation rise above target rates until employment levels return to their pre-pandemic levels. Congress also continues to play its part, delivering $1.9 trillion in stimulus in March 2021 and promising a $1 to $2 trillion infrastructure bill before the end of 2021.

Investors entered the period in the midst of a global recession that was being tempered by expectations for a stimulus and vaccination-fueled economic and corporate earnings recovery in 2021. Bond yields rose during the period, with the 10-year U.S. Treasury bond yield reaching a high of 1.74% in March before settling in to end the period at 1.45%. Since rising yields drive bond prices down, the Bloomberg Barclays U.S. Aggregate Bond Index ended the period down 1.60%. Investment-grade bond prices fared only slightly better as concerns of defaults diminished. The Bloomberg Barclays U.S. Corporate Bond Total Return Index, which tracks investment-grade corporate bonds, ended the period down 1.27%. Below investment grade bond as represented by the Bloomberg Barclays U.S. Corporate High Yield Index performed significantly better, ending the period up 3.62%, aided by strong investor demand for bonds in the energy sector in response to a sharp rise in oil prices that lessened the risk of defaults.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market selloffs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President

The information provided is the opinion of MML Investment Advisers, LLC (MML Advisers) as of 7/1/21 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Advisers, a wholly-owned subsidiary of MassMutual.

MML Allocation Series – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of U.S. domestic and international mutual funds (“MML Underlying Funds”) using an asset allocation strategy. MML Underlying Funds will include a combination of series of the MML Series Investment Fund and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual)), and may also include other, non-affiliated mutual funds. The MML Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. The Series’ investment adviser is MML Advisers.

Each Fund will normally invest most of its assets in MML Underlying Funds advised by MML Advisers; each Fund will normally invest no more than 10% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds).

Each Fund’s assets are allocated to its MML Underlying Funds according to an asset allocation strategy stated below.

●	MML Conservative Allocation Fund: Approximately 35% to 45% in equity funds and 55% to 65% in fixed income funds, including money market funds.

●	MML Balanced Allocation Fund: Approximately 45% to 55% in equity funds and 45% to 55% in fixed income funds, including money market funds.

●	MML Moderate Allocation Fund: Approximately 55% to 65% in equity funds and 35% to 45% in fixed income funds, including money market funds.

●	MML Growth Allocation Fund: Approximately 70% to 80% in equity funds and 20% to 30% in fixed income funds, including money market funds.

●	MML Aggressive Allocation Fund: Approximately 85% to 95% in equity funds and 5% to 15% in fixed income funds, including money market funds.

MML Allocation Series – Portfolio Summaries (Unaudited) (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Fixed Income Funds	57.6%
Equity Funds	42.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	62.6%
Fixed Income Funds	37.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	50.5%
Fixed Income Funds	49.6%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	75.4%
Fixed Income Funds	24.7%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	88.6%
Fixed Income Funds	11.5%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML American Funds Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with growth of capital through a “master feeder” relationship. (See page 176 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Growth Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	100.1%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML American Funds International Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 176 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in emerging markets, that Capital Research believes have the potential for growth. The Master International Fund may hold a portion of its assets in cash or cash equivalents. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/21
Mutual Funds	100.2%
Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

MML American Funds Core Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML American Funds Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this report, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series – The Bond Fund of America, the American Funds Insurance Series – Washington Mutual Investors Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/21
Equity Funds	66.7%
Fixed Income Funds	33.4%
Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%
Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/21
Amazon.com, Inc.	10.9%
Facebook, Inc. Class A	7.4%
Alphabet, Inc. Class C	6.9%
Microsoft Corp.	5.8%
Apple, Inc.	4.4%
Visa, Inc. Class A	3.2%
Intuit, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
ServiceNow, Inc.	2.1%
Mastercard, Inc. Class A	2.1%
48.2%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/21
Communications	40.4%
Technology	28.7%
Consumer, Non-cyclical	16.9%
Financial	7.1%
Consumer, Cyclical	5.6%
Industrial	0.7%
Basic Materials	0.3%
Mutual Funds	0.2%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Equity Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/21
Wells Fargo & Co.	3.8%
General Electric Co.	2.9%
United Parcel Service, Inc. Class B	2.6%
QUALCOMM, Inc.	2.5%
The Southern Co.	2.3%
American International Group, Inc.	2.1%
MetLife, Inc.	2.1%
Anthem, Inc.	2.0%
International Paper Co.	1.8%
Chubb Ltd.	1.8%
23.9%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/21
Financial	26.9%
Consumer, Non-cyclical	22.0%
Industrial	10.6%
Utilities	8.2%
Technology	7.6%
Energy	6.2%
Communications	6.0%
Basic Materials	5.8%
Consumer, Cyclical	5.6%
Mutual Funds	0.3%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MML Equity Index Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/21
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.0%
Facebook, Inc. Class A	2.3%
Alphabet, Inc. Class A	2.0%
Alphabet, Inc. Class C	2.0%
Berkshire Hathaway, Inc. Class B	1.4%
Tesla, Inc.	1.4%
NVIDIA Corp.	1.4%
JP Morgan Chase & Co.	1.3%
27.3%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/21
Technology	23.0%
Consumer, Non-cyclical	19.9%
Communications	16.3%
Financial	15.1%
Consumer, Cyclical	9.4%
Industrial	8.2%
Energy	2.9%
Utilities	2.4%
Basic Materials	2.1%
Mutual Funds	0.0%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

*

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Focused Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/21
Diageo PLC	5.3%
Colgate-Palmolive Co.	5.2%
The TJX Cos., Inc.	5.2%
Marsh & McLennan Cos., Inc.	5.0%
Northrop Grumman Corp.	4.9%
Johnson & Johnson	4.9%
UnitedHealth Group, Inc.	4.8%
Medtronic PLC	4.8%
American Express Co.	4.7%
PepsiCo, Inc.	4.6%
49.4%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	40.8%
Financial	18.9%
Consumer, Cyclical	14.1%
Industrial	11.5%
Basic Materials	6.1%
Technology	5.5%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

MML Foreign Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in common stocks of companies listed on foreign securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests in equity securities of foreign companies representing at least three countries other than the United States. Although the Fund may invest in companies of any size as measured by assets, sales, or market capitalization, the Fund will tend to focus on larger, more seasoned or established companies. The Fund’s subadviser is Thompson, Siegel & Walmsley LLC (TSW).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/21
Sony Group Corp.	2.7%
Nestle SA Registered	1.9%
Samsung Electronics Co. Ltd.	1.9%
Seven & i Holdings Co. Ltd.	1.9%
Toyota Industries Corp.	1.8%
Engie SA	1.8%
Siemens AG Registered	1.8%
UBS Group AG Registered	1.7%
ORIX Corp.	1.7%
Unilever PLC	1.7%
18.9%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	25.8%
Financial	18.8%
Industrial	13.6%
Consumer, Cyclical	12.8%
Technology	11.3%
Basic Materials	7.0%
Energy	3.4%
Utilities	3.2%
Communications	1.9%
Diversified	1.3%
Mutual Funds	0.8%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Fundamental Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Equity Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco).

MML Fundamental Equity Fund Largest Holdings (% of Net Assets) on 6/30/21
Microsoft Corp.	7.5%
Amazon.com, Inc.	5.9%
Facebook, Inc. Class A	3.9%
JP Morgan Chase & Co.	3.1%
UnitedHealth Group, Inc.	2.9%
United Parcel Service, Inc. Class B	2.8%
Prologis, Inc.	2.5%
QUALCOMM, Inc.	2.5%
HCA Healthcare, Inc.	2.4%
Applied Materials, Inc.	2.2%
35.7%

MML Fundamental Equity Fund Sector Table (% of Net Assets) on 6/30/21
Technology	23.0%
Consumer, Non-cyclical	20.1%
Communications	17.6%
Financial	15.8%
Industrial	11.5%
Consumer, Cyclical	7.6%
Utilities	1.9%
Energy	1.9%
Basic Materials	0.5%
Mutual Funds	0.0%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Fundamental Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $1 billion). The Fund’s subadviser is Boston Partners Global Investors, Inc. (Boston Partners).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/21
JP Morgan Chase & Co.	3.2%
Johnson & Johnson	3.1%
Berkshire Hathaway, Inc. Class B	2.9%
Cisco Systems, Inc.	2.7%
Alphabet, Inc. Class A	2.1%
ConocoPhillips	2.1%
AutoZone, Inc.	2.0%
Cigna Corp.	2.0%
Anthem, Inc.	1.9%
Applied Materials, Inc.	1.9%
23.9%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/21
Financial	21.6%
Consumer, Non-cyclical	19.9%
Industrial	13.0%
Technology	11.3%
Consumer, Cyclical	10.8%
Communications	8.7%
Energy	7.8%
Basic Materials	4.1%
Utilities	1.6%
Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%
Net Assets	100.0%

MML Global Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a significant percentage of its assets in issuers in a single industry, sector, country, or region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/21
Comcast Corp. Class A	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Visa, Inc. Class A	3.0%
Medtronic PLC	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Accenture PLC Class A	2.4%
Nestle SA Registered	2.4%
Diageo PLC	2.3%
27.2%

MML Global Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	35.7%
Industrial	19.2%
Financial	11.8%
Technology	9.9%
Communications	8.8%
Consumer, Cyclical	6.9%
Basic Materials	6.6%
Mutual Funds	0.2%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

MML Growth & Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/21
Microsoft Corp.	5.3%
Alphabet, Inc. Class A	4.9%
JP Morgan Chase & Co.	2.6%
Bank of America Corp.	2.4%
Apple, Inc.	2.3%
Visa, Inc. Class A	2.2%
Facebook, Inc. Class A	2.2%
Johnson & Johnson	2.1%
American Tower Corp.	2.1%
Honeywell International, Inc.	1.9%
28.0%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	24.1%
Technology	20.3%
Financial	19.8%
Communications	11.3%
Industrial	9.9%
Consumer, Cyclical	9.8%
Basic Materials	2.5%
Energy	1.1%
Utilities	0.5%
Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%
Net Assets	100.0%

MML Income & Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund’s subadviser is Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/21
Merck & Co., Inc.	2.8%
Wells Fargo & Co.	2.8%
JP Morgan Chase & Co.	2.5%
Hess Corp.	2.3%
International Flavors & Fragrances, Inc.	2.3%
Comcast Corp. Class A	2.3%
Phillips 66	2.3%
General Dynamics Corp.	2.3%
Raytheon Technologies Corp.	2.3%
Coca-Cola Europacific Partners PLC	2.3%
24.2%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/21
Financial	26.2%
Consumer, Non-cyclical	24.4%
Industrial	13.9%
Consumer, Cyclical	9.0%
Energy	6.1%
Technology	6.0%
Basic Materials	5.1%
Utilities	4.9%
Communications	4.1%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

MML International Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/21
Lloyds Banking Group PLC	4.2%
Intesa Sanpaolo SpA	4.0%
Bayer AG Registered	3.8%
Bayerische Motoren Werke AG	3.7%
Daimler AG Registered	3.6%
BNP Paribas SA	3.6%
Allianz SE Registered	3.5%
Glencore PLC	3.4%
Credit Suisse Group AG Registered	3.3%
Continental AG	3.3%
36.4%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/21
Financial	27.2%
Consumer, Cyclical	22.8%
Consumer, Non-cyclical	15.7%
Communications	12.1%
Industrial	8.4%
Basic Materials	5.9%
Technology	4.4%
Energy	1.3%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

MML Large Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Loomis, Sayles & Company, L.P. (Loomis Sayles).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/21
Amazon.com, Inc.	6.8%
Facebook, Inc. Class A	6.4%
NVIDIA Corp.	6.1%
Visa, Inc. Class A	5.4%
Autodesk, Inc.	4.4%
The Boeing Co.	4.4%
Microsoft Corp.	4.2%
Alibaba Group Holding Ltd. Sponsored ADR	4.0%
Deere & Co.	3.9%
Oracle Corp.	3.9%
49.5%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/21
Communications	30.2%
Technology	26.6%
Consumer, Non-cyclical	18.3%
Industrial	10.8%
Financial	6.8%
Consumer, Cyclical	4.6%
Energy	1.6%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

MML Managed Volatility Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Volatility Fund, and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/21
Apple, Inc.	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.1%
Facebook, Inc. Class A	2.3%
Alphabet, Inc. Class C	2.0%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.4%
Tesla, Inc.	1.4%
NVIDIA Corp.	1.4%
JP Morgan Chase & Co.	1.3%
27.4%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/21
Technology	23.2%
Consumer, Non-cyclical	20.0%
Communications	16.4%
Financial	15.2%
Consumer, Cyclical	9.5%
Industrial	8.2%
Energy	2.9%
Utilities	2.5%
Basic Materials	2.1%
Purchased Options	0.6%
Mutual Funds	0.0%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

*

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Mid Cap Growth Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Growth Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s subadvisers expect to grow at a faster rate than the average company. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 74% of the Fund’s portfolio; and Wellington Management Company LLP (Wellington Management), which managed approximately 26% of the Fund’s portfolio, as of June 30, 2021.

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/21
Burlington Stores, Inc.	2.2%
TransUnion	2.2%
Match Group, Inc.	1.9%
KLA Corp.	1.9%
Hologic, Inc.	1.7%
Hilton Worldwide Holdings, Inc.	1.7%
Seagen, Inc.	1.6%
Teleflex, Inc.	1.6%
Microchip Technology, Inc.	1.6%
Agilent Technologies, Inc.	1.6%
18.0%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	31.8%
Technology	19.3%
Consumer, Cyclical	16.7%
Industrial	15.8%
Communications	7.5%
Financial	5.1%
Utilities	0.9%
Mutual Funds	0.8%
Basic Materials	0.7%
Energy	0.3%
Diversified	0.0%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

MML Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/21
Zimmer Biomet Holdings, Inc.	3.0%
The Bank of New York Mellon Corp.	2.5%
Northern Trust Corp.	2.2%
Emerson Electric Co.	2.1%
Chubb Ltd.	2.0%
Advance Auto Parts, Inc.	2.0%
Conagra Brands, Inc.	1.9%
Cerner Corp.	1.9%
Quest Diagnostics, Inc.	1.9%
Universal Health Services, Inc. Class B	1.9%
21.4%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/21
Financial	24.5%
Consumer, Non-cyclical	22.9%
Industrial	16.0%
Consumer, Cyclical	12.8%
Utilities	7.7%
Technology	5.1%
Energy	4.6%
Communications	3.1%
Basic Materials	2.3%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MML Small Cap Growth Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Growth Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadviser believes offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadviser is Wellington Management Company LLP (Wellington Management).

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/21
Rapid7, Inc.	1.6%
Perficient, Inc.	1.5%
Ollie’s Bargain Outlet Holdings, Inc.	1.4%
Tower Semiconductor Ltd.	1.4%
Skyline Champion Corp.	1.3%
Cardlytics, Inc.	1.2%
LHC Group, Inc.	1.2%
Shutterstock, Inc.	1.1%
Calix, Inc.	1.1%
Globus Medical, Inc. Class A	1.1%
12.9%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/21
Consumer, Non-cyclical	25.7%
Financial	16.0%
Technology	16.2%
Industrial	15.7%
Consumer, Cyclical	13.1%
Communications	7.2%
Energy	2.8%
Mutual Funds	1.2%
Basic Materials	0.7%
Utilities	0.5%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

MML Small Company Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/21
Western Alliance Bancorp	1.6%
Pinnacle Financial Partners, Inc.	1.4%
Littelfuse, Inc.	1.4%
UFP Industries, Inc.	1.3%
Matador Resources Co.	1.3%
Home BancShares, Inc.	1.3%
Belden, Inc.	1.2%
Select Medical Holdings Corp.	1.2%
Chesapeake Utilities Corp.	1.2%
ChampionX Corp.	1.2%
13.1%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/21
Financial	33.5%
Consumer, Non-cyclical	15.1%
Industrial	14.6%
Consumer, Cyclical	12.0%
Energy	6.0%
Basic Materials	5.4%
Utilities	4.3%
Technology	3.9%
Communications	3.6%
Mutual Funds	0.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

MML Small/Mid Cap Value Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/21
Robert Half International, Inc.	1.8%
PulteGroup, Inc.	1.7%
MEDNAX, Inc.	1.6%
Sealed Air Corp.	1.6%
Oshkosh Corp.	1.6%
First Citizens BancShares, Inc. Class A	1.5%
Comerica, Inc.	1.5%
Synovus Financial Corp.	1.4%
AECOM	1.4%
IDACORP, Inc.	1.4%
15.5%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/21
Financial	30.3%
Consumer, Cyclical	22.7%
Industrial	18.5%
Consumer, Non-cyclical	9.5%
Basic Materials	5.9%
Technology	5.2%
Energy	3.6%
Utilities	2.1%
Communications	1.7%
Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%
Net Assets	100.0%

MML Total Return Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Total Return Bond Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, BBB- or higher by Fitch, or A-2 by S&P, P-2 by Moody’s, or F-2 by Fitch for short-term debt obligations, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Metropolitan West Asset Management, LLC (MetWest).

MML Total Return Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/21
U.S. Treasury Obligations	39.8%
U.S. Government Agency Obligations and Instrumentalities	32.6%
Corporate Debt	22.2%
Non-U.S. Government Agency Obligations	12.9%
Bank Loans	1.6%
Municipal Obligations	1.2%
Sovereign Debt Obligations	0.9%
Mutual Funds	0.0%
Purchased Options	0.0%
Total Long-Term Investments	111.2%
Short-Term Investments and Other Assets and Liabilities	(11.2)%
Net Assets	100.0%

MML Conservative Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 42.5%
Invesco Oppenheimer V.I. International Growth Fund, Series I	88,581	$275,486
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,148	601,581
Invesco V.I. Global Fund, Series I	2,298	133,809
Invesco V.I. Main Street Fund, Series I	31,013	1,077,685
MML Blue Chip Growth Fund, Initial Class (a)	624,445	14,399,703
MML Equity Income Fund, Initial Class (a)	1,314,605	15,998,741
MML Equity Index Fund, Class III (a)	37,695	1,258,254
MML Focused Equity Fund, Class II (a)	2,540,396	20,196,145
MML Foreign Fund, Initial Class (a)	821,960	9,131,974
MML Fundamental Equity Fund, Class II (a)	1,032,535	12,875,710
MML Fundamental Value Fund, Class II (a)	1,141,618	16,062,559
MML Global Fund, Class I (a)	1,249,907	19,523,545
MML Income & Growth Fund, Initial Class (a)	1,199,952	14,351,429
MML International Equity Fund, Class II (a)	732,494	8,299,158
MML Large Cap Growth Fund, Initial Class (a)	324,716	5,159,734
MML Mid Cap Growth Fund, Initial Class (a)	698,630	13,825,890
MML Mid Cap Value Fund, Initial Class (a)	913,051	11,203,139
MML Small Cap Growth Equity Fund, Initial Class (a)	62,011	1,126,158
MML Small Company Value Fund, Class II (a)	233,776	4,154,191
MML Small/Mid Cap Value Fund, Initial Class (a)	264,854	3,673,520
MML Strategic Emerging Markets Fund, Class II (a)	85,012	1,313,435
		174,641,846
Fixed Income Funds — 57.6%
Invesco V.I. Global Strategic Income Fund, Series I	2,363,368	11,107,831
MML Dynamic Bond Fund, Class II (a)	4,364,147	45,518,050
MML High Yield Fund, Class II (a)	965,722	10,323,573
MML Inflation-Protected and Income Fund, Initial Class (a)	1,662,161	19,397,414
MML Managed Bond Fund, Initial Class (a)	6,065,077	82,871,902

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,122,524	$21,310,140
MML Total Return Bond Fund, Class II (a)	4,177,398	46,577,984
		237,106,894

TOTAL MUTUAL FUNDS (Cost $359,527,843)		411,748,740

TOTAL LONG-TERM INVESTMENTS (Cost $359,527,843)		411,748,740

TOTAL INVESTMENTS — 100.1% (Cost $359,527,843) (b)		411,748,740

Other Assets/(Liabilities) — (0.1)%		(328,792)

NET ASSETS — 100.0%		$411,419,948

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 50.5%
Invesco Oppenheimer V.I. International Growth Fund, Series I	181,925	$565,787
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	4,363	509,861
Invesco V.I. Global Fund, Series I	11,937	695,086
Invesco V.I. Main Street Fund, Series I	15,693	545,337
MML Blue Chip Growth Fund, Initial Class (a)	913,635	21,068,425
MML Equity Income Fund, Initial Class (a)	1,598,949	19,459,205
MML Equity Index Fund, Class III (a)	44,798	1,495,358
MML Focused Equity Fund, Class II (a)	3,023,471	24,036,597
MML Foreign Fund, Initial Class (a)	1,245,226	13,834,458
MML Fundamental Equity Fund, Class II (a)	1,916,746	23,901,828
MML Fundamental Value Fund, Class II (a)	1,282,536	18,045,275
MML Global Fund, Class I (a)	1,643,044	25,664,354
MML Income & Growth Fund, Initial Class (a)	1,525,269	18,242,211
MML International Equity Fund, Class II (a)	1,336,641	15,144,141
MML Large Cap Growth Fund, Initial Class (a)	647,224	10,284,390
MML Mid Cap Growth Fund, Initial Class (a)	964,332	19,084,128
MML Mid Cap Value Fund, Initial Class (a)	1,279,960	15,705,103
MML Small Cap Growth Equity Fund, Initial Class (a)	99,027	1,798,402
MML Small Company Value Fund, Class II (a)	292,657	5,200,523
MML Small/Mid Cap Value Fund, Initial Class (a)	363,479	5,041,454
MML Strategic Emerging Markets Fund, Class II (a)	292,243	4,515,149
		244,837,072
Fixed Income Funds — 49.6%
Invesco V.I. Global Strategic Income Fund, Series I	2,245,948	10,555,955
MML Dynamic Bond Fund, Class II (a)	4,625,796	48,247,055
MML High Yield Fund, Class II (a)	990,409	10,587,469
MML Inflation-Protected and Income Fund, Initial Class (a)	1,701,746	19,859,373
MML Managed Bond Fund, Initial Class (a)	5,896,935	80,574,445

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	2,227,264	$22,361,735
MML Total Return Bond Fund, Class II (a)	4,308,353	48,038,140
		240,224,172

TOTAL MUTUAL FUNDS (Cost $415,527,139)		485,061,244

TOTAL LONG-TERM INVESTMENTS (Cost $415,527,139)		485,061,244

TOTAL INVESTMENTS — 100.1% (Cost $415,527,139) (b)		485,061,244

Other Assets/(Liabilities) — (0.1)%		(380,672)

NET ASSETS — 100.0%		$484,680,572

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 62.6%
Invesco Oppenheimer V.I. International Growth Fund, Series I	94,194	$292,943
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,000	584,220
Invesco V.I. Global Fund, Series I	6,005	349,642
MML Blue Chip Growth Fund, Initial Class (a)	4,148,142	95,656,163
MML Equity Income Fund, Initial Class (a)	7,203,016	87,660,704
MML Equity Index Fund, Class III (a)	199,524	6,660,100
MML Focused Equity Fund, Class II (a)	16,411,188	130,468,941
MML Foreign Fund, Initial Class (a)	5,530,066	61,439,030
MML Fundamental Equity Fund, Class II (a)	5,498,782	68,569,816
MML Fundamental Value Fund, Class II (a)	6,239,353	87,787,702
MML Global Fund, Class I (a)	10,197,663	159,287,492
MML Income & Growth Fund, Initial Class (a)	6,914,878	82,701,939
MML International Equity Fund, Class II (a)	6,351,385	71,961,193
MML Large Cap Growth Fund, Initial Class (a)	2,352,709	37,384,547
MML Mid Cap Growth Fund, Initial Class (a)	4,557,574	90,194,387
MML Mid Cap Value Fund, Initial Class (a)	6,028,851	73,973,996
MML Small Cap Growth Equity Fund, Initial Class (a)	663,581	12,051,072
MML Small Company Value Fund, Class II (a)	1,519,668	27,004,505
MML Small/Mid Cap Value Fund, Initial Class (a)	1,552,210	21,529,157
MML Strategic Emerging Markets Fund, Class II (a)	2,387,346	36,884,499
		1,152,442,048
Fixed Income Funds — 37.5%
Invesco V.I. Global Strategic Income Fund, Series I	4,396,719	20,664,580
MML Dynamic Bond Fund, Class II (a)	14,099,961	147,062,595
MML High Yield Fund, Class II (a)	781,802	8,357,463
MML Inflation-Protected and Income Fund, Initial Class (a)	4,835,905	56,435,009
MML Managed Bond Fund, Initial Class (a)	18,423,872	251,739,809
MML Short-Duration Bond Fund, Class II (a)	6,594,967	66,213,466

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	12,647,975	$141,024,918
		691,497,840

TOTAL MUTUAL FUNDS (Cost $1,573,166,115)		1,843,939,888

TOTAL LONG-TERM INVESTMENTS (Cost $1,573,166,115)		1,843,939,888

TOTAL INVESTMENTS — 100.1% (Cost $1,573,166,115) (b)		1,843,939,888

Other Assets/(Liabilities) — (0.1)%		(1,427,723)

NET ASSETS — 100.0%		$1,842,512,165

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 75.4%
Invesco Oppenheimer V.I. International Growth Fund, Series I	165,622	$515,084
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,785	675,990
Invesco V.I. Global Fund, Series I	61,988	3,609,573
MML Blue Chip Growth Fund, Initial Class (a)	3,437,399	79,266,411
MML Equity Income Fund, Initial Class (a)	5,779,133	70,332,051
MML Equity Index Fund, Class III (a)	152,000	5,073,768
MML Focused Equity Fund, Class II (a)	10,607,782	84,331,865
MML Foreign Fund, Initial Class (a)	4,435,081	49,273,748
MML Fundamental Equity Fund, Class II (a)	4,103,184	51,166,699
MML Fundamental Value Fund, Class II (a)	4,668,051	65,679,481
MML Global Fund, Class I (a)	8,107,618	126,640,991
MML Income & Growth Fund, Initial Class (a)	5,742,860	68,684,610
MML International Equity Fund, Class II (a)	5,296,850	60,013,308
MML Large Cap Growth Fund, Initial Class (a)	1,787,210	28,398,770
MML Mid Cap Growth Fund, Initial Class (a)	3,758,278	74,376,331
MML Mid Cap Value Fund, Initial Class (a)	5,195,513	63,748,950
MML Small Cap Growth Equity Fund, Initial Class (a)	692,388	12,574,216
MML Small Company Value Fund, Class II (a)	1,470,052	26,122,818
MML Small/Mid Cap Value Fund, Initial Class (a)	1,547,905	21,469,440
MML Strategic Emerging Markets Fund, Class II (a)	2,689,406	41,551,328
		933,505,432
Fixed Income Funds — 24.7%
Invesco V.I. Global Strategic Income Fund, Series I	3,026,281	14,223,521
MML Dynamic Bond Fund, Class II (a)	5,158,872	53,807,037
MML High Yield Fund, Class II (a)	1,391,602	14,876,231
MML Inflation-Protected and Income Fund, Initial Class (a)	4,070,283	47,500,199
MML Managed Bond Fund, Initial Class (a)	6,980,964	95,386,381
MML Short-Duration Bond Fund, Class II (a)	3,005,041	30,170,614

	Number of Shares	Value
MML Total Return Bond Fund, Class II (a)	4,528,594	$50,493,825
		306,457,808

TOTAL MUTUAL FUNDS (Cost $1,022,627,012)		1,239,963,240

TOTAL LONG-TERM INVESTMENTS (Cost $1,022,627,012)		1,239,963,240

TOTAL INVESTMENTS — 100.1% (Cost $1,022,627,012) (b)		1,239,963,240

Other Assets/(Liabilities) — (0.1)%		(834,002)

NET ASSETS — 100.0%		$1,239,129,238

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Aggressive Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 88.6%
Invesco Oppenheimer V.I. International Growth Fund, Series I	59,904	$186,303
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	18,006	2,103,957
Invesco V.I. Global Fund, Series I	36,994	2,154,170
Invesco V.I. Main Street Fund, Series I	7,772	270,087
MML Blue Chip Growth Fund, Initial Class (a)	493,907	11,389,486
MML Equity Income Fund, Initial Class (a)	852,791	10,378,462
MML Equity Index Fund, Class III (a)	23,863	796,534
MML Focused Equity Fund, Class II (a)	2,016,088	16,027,899
MML Foreign Fund, Initial Class (a)	705,807	7,841,521
MML Fundamental Equity Fund, Class II (a)	679,667	8,475,444
MML Fundamental Value Fund, Class II (a)	729,422	10,262,961
MML Global Fund, Class I (a)	1,267,476	19,797,971
MML Income & Growth Fund, Initial Class (a)	927,122	11,088,381
MML International Equity Fund, Class II (a)	773,305	8,761,542
MML Large Cap Growth Fund, Initial Class (a)	247,302	3,929,631
MML Mid Cap Growth Fund, Initial Class (a)	632,616	12,519,473
MML Mid Cap Value Fund, Initial Class (a)	710,930	8,723,106
MML Small Cap Growth Equity Fund, Initial Class (a)	133,819	2,430,245
MML Small Company Value Fund, Class II (a)	233,949	4,157,279
MML Small/Mid Cap Value Fund, Initial Class (a)	209,412	2,904,543
MML Strategic Emerging Markets Fund, Class II (a)	496,776	7,675,189
		151,874,184
Fixed Income Funds — 11.5%
Invesco V.I. Global Strategic Income Fund, Series I	273,014	1,283,166
MML Dynamic Bond Fund, Class II (a)	140,691	1,467,406
MML High Yield Fund, Class II (a)	154,436	1,650,921
MML Inflation-Protected and Income Fund, Initial Class (a)	333,682	3,894,067
MML Managed Bond Fund, Initial Class (a)	253,356	3,461,807

	Number of Shares	Value
MML Short-Duration Bond Fund, Class II (a)	261,914	$2,629,619
MML Total Return Bond Fund, Class II (a)	474,136	5,286,621
		19,673,607

TOTAL MUTUAL FUNDS (Cost $140,982,971)		171,547,791

TOTAL LONG-TERM INVESTMENTS (Cost $140,982,971)		171,547,791

TOTAL INVESTMENTS — 100.1% (Cost $140,982,971) (b)		171,547,791

Other Assets/(Liabilities) — (0.1)%		(128,868)

NET ASSETS — 100.0%		$171,418,923

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,392,590	$283,019,475

TOTAL MUTUAL FUNDS (Cost $192,292,027)		283,019,475

TOTAL LONG-TERM INVESTMENTS (Cost $192,292,027)		283,019,475

TOTAL INVESTMENTS — 100.1% (Cost $192,292,027) (a)		283,019,475

Other Assets/(Liabilities) — (0.1)%		(315,341)

NET ASSETS — 100.0%		$282,704,134

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Equity Funds — 100.2%
American Funds International Fund, Class 1	2,537,182	$62,769,880

TOTAL MUTUAL FUNDS (Cost $48,823,599)		62,769,880

TOTAL LONG-TERM INVESTMENTS (Cost $48,823,599)		62,769,880

TOTAL INVESTMENTS — 100.2% (Cost $48,823,599) (a)		62,769,880

Other Assets/(Liabilities) — (0.2)%		(95,301)

NET ASSETS — 100.0%		$62,674,579

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 66.7%
American Funds Washington Mutual Fund, Class 1	16,050,766	$264,195,607
American Funds Growth-Income Fund, Class 1	4,253,567	265,592,698
American Funds International Fund, Class 1	4,367,499	108,051,924
		637,840,229
Fixed Income Funds — 33.4%
American Funds The Bond Fund of America, Class 1	28,248,041	319,485,347

TOTAL MUTUAL FUNDS (Cost $804,601,154)		957,325,576

TOTAL LONG-TERM INVESTMENTS (Cost $804,601,154)		957,325,576

TOTAL INVESTMENTS — 100.1% (Cost $804,601,154) (a)		957,325,576

Other Assets/(Liabilities) — (0.1)%		(945,678)

NET ASSETS — 100.0%		$956,379,898

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.2%
Basic Materials — 0.3%
Chemicals — 0.3%
Linde PLC	4,763	$1,376,983
The Sherwin-Williams Co.	1,395	380,068
		1,757,051
		1,757,051
Communications — 40.4%
Internet — 40.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	19,076	4,326,055
Alphabet, Inc. Class A (a)	3,545	8,656,145
Alphabet, Inc. Class C (a)	15,552	38,978,289
Amazon.com, Inc. (a)	17,977	61,843,756
Booking Holdings, Inc. (a)	1,729	3,783,208
Coupang, Inc. (a) (b)	2,935	122,742
DoorDash, Inc., Class A (a)	14,529	2,590,957
Etsy, Inc. (a)	6,900	1,420,296
Expedia Group, Inc. (a)	2,400	392,904
Facebook, Inc. Class A (a)	119,880	41,683,475
IAC/InterActiveCorp (a)	7,222	1,113,416
JD.com, Inc. ADR (a)	4,764	380,215
Match Group, Inc. (a)	37,075	5,978,344
Netflix, Inc. (a)	18,683	9,868,547
Pinduoduo, Inc. ADR (a)	660	83,833
Pinterest, Inc. Class A (a)	63,565	5,018,457
Roku, Inc. (a)	2,642	1,213,338
Sea Ltd. ADR (a)	40,485	11,117,181
Shopify, Inc. Class A (a)	2,344	3,424,537
Snap, Inc. Class A (a)	164,443	11,205,146
Spotify Technology SA (a)	8,619	2,375,310
Tencent Holdings Ltd.	140,400	10,560,767
Vimeo, Inc. (a)	8,237	403,613
Wayfair, Inc. Class A (a) (b)	200	63,142
Zendesk, Inc. (a)	674	97,285
		226,700,958
Media — 0.1%
The Walt Disney Co. (a)	3,879	681,812
Telecommunications — 0.2%
T-Mobile US, Inc. (a)	8,918	1,291,594
		228,674,364
Consumer, Cyclical — 5.2%
Apparel — 0.6%
NIKE, Inc. Class B	20,308	3,137,383
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	4,328	680,924

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	2,600	$342,758
Entertainment — 0.2%
Live Nation Entertainment, Inc. (a)	14,000	1,226,260
Lodging — 0.2%
Hilton Worldwide Holdings, Inc. (a)	7,300	880,526
Marriott International, Inc. Class A (a)	2,437	332,700
		1,213,226
Retail — 4.0%
Carvana Co. (a) (b)	9,367	2,827,148
Chipotle Mexican Grill, Inc. (a)	2,510	3,891,353
Dollar General Corp.	18,668	4,039,569
Lululemon Athletica, Inc. (a)	11,848	4,324,165
McDonald’s Corp.	1,985	458,515
Ross Stores, Inc.	36,692	4,549,808
Starbucks Corp.	5,363	599,637
The TJX Cos., Inc.	13,932	939,295
Yum! Brands, Inc.	7,932	912,418
		22,541,908
		29,142,459
Consumer, Non-cyclical — 16.9%
Biotechnology — 0.3%
Exact Sciences Corp. (a)	267	33,191
Incyte Corp. (a)	12,178	1,024,535
Vertex Pharmaceuticals, Inc. (a)	1,990	401,244
		1,458,970
Commercial Services — 6.4%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (c) (d) (e)	138,153	973,979
Automatic Data Processing, Inc.	219	43,498
Cintas Corp.	1,756	670,792
CoStar Group, Inc. (a)	30,570	2,531,807
Equifax, Inc.	3,148	753,977
Global Payments, Inc.	52,211	9,791,651
PayPal Holdings, Inc. (a)	51,608	15,042,700
S&P Global, Inc.	11,491	4,716,481
Square, Inc. Class A (a)	2,561	624,372
TransUnion	7,514	825,112
		35,974,369
Cosmetics & Personal Care — 0.0%
The Estee Lauder Cos., Inc. Class A	700	222,656
Health Care – Products — 4.7%
Align Technology, Inc. (a)	1,274	778,414
Danaher Corp.	22,978	6,166,376
Dentsply Sirona, Inc.	23,644	1,495,720
Intuitive Surgical, Inc. (a)	9,241	8,498,393

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stryker Corp.	25,829	$6,708,566
Thermo Fisher Scientific, Inc.	5,639	2,844,706
		26,492,175
Health Care – Services — 3.5%
Anthem, Inc.	8,228	3,141,450
Centene Corp. (a)	22,907	1,670,608
HCA Healthcare, Inc.	19,904	4,114,953
Humana, Inc.	1,439	637,074
UnitedHealth Group, Inc.	26,332	10,544,386
		20,108,471
Household Products & Wares — 0.2%
Avery Dennison Corp.	4,800	1,009,152
Pharmaceuticals — 1.8%
AstraZeneca PLC Sponsored ADR (b)	21,100	1,263,890
Cigna Corp.	24,174	5,730,930
Eli Lilly & Co.	492	112,924
Zoetis, Inc.	16,059	2,992,755
		10,100,499
		95,366,292
Financial — 7.1%
Banks — 1.2%
The Goldman Sachs Group, Inc.	16,162	6,133,964
Morgan Stanley	5,936	544,272
		6,678,236
Diversified Financial Services — 5.7%
The Charles Schwab Corp.	33,993	2,475,030
Mastercard, Inc. Class A	32,579	11,894,267
Visa, Inc. Class A	77,282	18,070,077
		32,439,374
Insurance — 0.2%
Chubb Ltd.	1,110	176,424
Marsh & McLennan Cos., Inc.	7,227	1,016,694
		1,193,118
		40,310,728
Industrial — 0.7%
Electrical Components & Equipment — 0.2%
Generac Holdings, Inc. (a)	3,151	1,308,137
Electronics — 0.2%
TE Connectivity Ltd.	6,800	919,428
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	141,202	1,900,579
Transportation — 0.0%
Union Pacific Corp.	104	22,873
		4,151,017

	Number of Shares	Value
Technology — 28.6%
Computers — 5.1%
Apple, Inc.	183,443	$25,124,354
Crowdstrike Holdings, Inc. Class A (a)	3,500	879,585
Fortinet, Inc. (a)	11,100	2,643,909
		28,647,848
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a)	46,552	4,372,629
ASML Holding NV	6,614	4,569,216
Marvell Technology, Inc.	56,836	3,315,244
Maxim Integrated Products, Inc.	7,811	822,967
Microchip Technology, Inc.	7,100	1,063,154
Monolithic Power Systems, Inc.	251	93,736
NVIDIA Corp.	10,890	8,713,089
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	800	96,128
Texas Instruments, Inc.	12,754	2,452,594
		25,498,757
Software — 19.0%
Atlassian Corp. PLC Class A (a)	6,390	1,641,335
Coupa Software, Inc. (a)	4,576	1,199,415
Datadog, Inc. Class A (a)	8,900	926,312
DocuSign, Inc. (a)	12,107	3,384,754
Fidelity National Information Services, Inc.	22,385	3,171,283
Fiserv, Inc. (a)	41,578	4,444,273
Intuit, Inc.	31,607	15,492,803
Microsoft Corp.	120,955	32,766,710
MongoDB, Inc. (a)	7,616	2,753,336
MSCI, Inc.	1,004	535,212
Paycom Software, Inc. (a)	1,360	494,319
ROBLOX Corp. Class A (a)	2,400	215,952
Roper Technologies, Inc.	5,512	2,591,742
salesforce.com, Inc. (a)	42,128	10,290,607
ServiceNow, Inc. (a)	21,831	11,997,226
Snowflake, Inc. Class A (a)	1,122	271,300
Splunk, Inc. (a)	9,732	1,407,053
Synopsys, Inc. (a)	17,547	4,839,287
Twilio, Inc. Class A (a)	2,961	1,167,108
Veeva Systems, Inc. Class A (a)	5,154	1,602,636
Workday, Inc. Class A (a)	4,981	1,189,164
Zoom Video Communications, Inc. Class A (a)	12,870	4,981,076
		107,362,903
		161,509,508

TOTAL COMMON STOCK (Cost $275,961,638)		560,911,419

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Rivian Automotive, Inc., Series F (Acquired 1/19/21, Cost $1,248,073) (a) (c) (d) (e)	33,869	$2,372,862
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (c) (d) (e)	971	172,226

TOTAL PREFERRED STOCK (Cost $1,420,297)		2,545,088

TOTAL EQUITIES (Cost $277,381,935)		563,456,507

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,215,174	1,215,174

TOTAL MUTUAL FUNDS (Cost $1,215,174)		1,215,174

TOTAL LONG-TERM INVESTMENTS (Cost $278,597,109)		564,671,681

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	$100

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$4,014,922	4,014,922

TOTAL SHORT-TERM INVESTMENTS (Cost $4,015,022)		4,015,022

TOTAL INVESTMENTS — 100.6% (Cost $282,612,131) (h)		568,686,703

Other Assets/(Liabilities) — (0.6)%		(3,121,713)

NET ASSETS — 100.0%		$565,564,990

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $3,960,965 or 0.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,828,946 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $3,519,067 or 0.62% of net assets.
(e)

Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $3,519,067 or 0.62% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $4,014,922. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,095,259.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 97.4%
Basic Materials — 5.8%
Chemicals — 4.0%
Akzo Nobel NV	13,683	$1,690,886
CF Industries Holdings, Inc.	158,424	8,150,915
DuPont de Nemours, Inc.	32,931	2,549,188
International Flavors & Fragrances, Inc.	33,812	5,051,513
PPG Industries, Inc.	4,669	792,656
		18,235,158
Forest Products & Paper — 1.8%
International Paper Co.	138,867	8,513,936
		26,749,094
Communications — 6.0%
Media — 4.5%
Comcast Corp. Class A	139,042	7,928,175
Fox Corp. Class B	89,806	3,161,171
News Corp. Class A	223,409	5,757,250
The Walt Disney Co. (a)	22,210	3,903,852
		20,750,448
Telecommunications — 1.5%
AT&T, Inc.	51,487	1,481,796
Cisco Systems, Inc.	81,043	4,295,279
Verizon Communications, Inc.	17,493	980,132
		6,757,207
		27,507,655
Consumer, Cyclical — 5.6%
Airlines — 0.3%
Alaska Air Group, Inc. (a)	9,657	582,414
Southwest Airlines Co. (a)	18,700	992,783
		1,575,197
Auto Manufacturers — 1.8%
Cummins, Inc.	2,100	512,001
General Motors Co. (a)	11,654	689,567
PACCAR, Inc.	18,033	1,609,446
Volkswagen AG ADR	214,778	5,378,041
		8,189,055
Lodging — 0.9%
Las Vegas Sands Corp. (a)	80,573	4,245,391
Retail — 1.9%
Kohl’s Corp.	63,490	3,498,934
McDonald’s Corp.	3,730	861,593
The TJX Cos., Inc.	38,900	2,622,638
Walmart, Inc.	14,177	1,999,240
		8,982,405

	Number of Shares	Value
Toys, Games & Hobbies — 0.7%
Mattel, Inc. (a)	150,504	$3,025,130
		26,017,178
Consumer, Non-cyclical — 21.6%
Agriculture — 1.8%
Altria Group, Inc.	33,727	1,608,103
Bunge Ltd.	11,508	899,350
Philip Morris International, Inc.	59,253	5,872,565
		8,380,018
Beverages — 0.6%
The Coca-Cola Co.	47,682	2,580,073
Biotechnology — 0.7%
Biogen, Inc. (a)	4,500	1,558,215
Gilead Sciences, Inc.	24,832	1,709,932
		3,268,147
Commercial Services — 0.8%
Nielsen Holdings PLC	141,834	3,499,045
Food — 2.9%
Conagra Brands, Inc.	149,478	5,438,010
Mondelez International, Inc. Class A	3,900	243,516
Tyson Foods, Inc. Class A	104,450	7,704,232
		13,385,758
Health Care – Products — 2.0%
Medtronic PLC	57,144	7,093,285
Zimmer Biomet Holdings, Inc.	14,594	2,347,007
		9,440,292
Health Care – Services — 2.6%
Anthem, Inc.	23,844	9,103,639
Centene Corp. (a)	17,300	1,261,689
UnitedHealth Group, Inc.	4,600	1,842,024
		12,207,352
Household Products & Wares — 1.2%
Kimberly-Clark Corp.	41,737	5,583,576
Pharmaceuticals — 9.0%
AbbVie, Inc.	66,306	7,468,708
AstraZeneca PLC Sponsored ADR (b)	19,962	1,195,724
Becton Dickinson and Co.	28,077	6,828,046
Cardinal Health, Inc.	25,800	1,472,922
Cigna Corp.	10,199	2,417,877
CVS Health Corp.	70,980	5,922,571
GlaxoSmithKline PLC	41,730	819,772
Johnson & Johnson	33,985	5,598,689
Merck & Co., Inc.	28,212	2,194,047
Organon & Co. (a)	2,021	61,155
Pfizer, Inc.	105,650	4,137,254
Sanofi	25,350	2,656,316

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi Sponsored ADR	13,680	$720,389
		41,493,470
		99,837,731
Energy — 6.2%
Oil & Gas — 4.7%
Chevron Corp.	9,586	1,004,038
ConocoPhillips	7,800	475,020
EOG Resources, Inc.	61,738	5,151,419
Exxon Mobil Corp.	68,343	4,311,076
Hess Corp.	5,800	506,456
Occidental Petroleum Corp.	29,895	934,817
TotalEnergies SE	174,338	7,909,252
TotalEnergies SE Sponsored ADR	34,200	1,547,892
		21,839,970
Oil & Gas Services — 0.4%
Halliburton Co.	82,130	1,898,846
Pipelines — 1.1%
Targa Resources Corp.	30,681	1,363,770
TC Energy Corp.	71,965	3,563,707
		4,927,477
		28,666,293
Financial — 26.9%
Banks — 12.2%
Bank of America Corp.	45,403	1,871,966
The Bank of New York Mellon Corp.	51,487	2,637,679
Citizens Financial Group, Inc.	44,000	2,018,280
Fifth Third Bancorp	190,500	7,282,815
The Goldman Sachs Group, Inc.	10,235	3,884,489
Huntington Bancshares, Inc.	249,400	3,558,938
JP Morgan Chase & Co.	26,603	4,137,831
Morgan Stanley	75,882	6,957,621
The PNC Financial Services Group, Inc.	21,029	4,011,492
State Street Corp.	30,340	2,496,375
Wells Fargo & Co.	385,959	17,480,083
		56,337,569
Diversified Financial Services — 1.3%
The Charles Schwab Corp.	32,200	2,344,482
Franklin Resources, Inc.	36,516	1,168,147
Raymond James Financial, Inc.	21,122	2,743,747
		6,256,376
Insurance — 9.2%
American International Group, Inc.	205,216	9,768,282
Chubb Ltd.	52,055	8,273,622
Equitable Holdings, Inc.	169,211	5,152,475
The Hartford Financial Services Group, Inc.	20,700	1,282,779

	Number of Shares	Value
Loews Corp.	130,689	$7,142,154
Marsh & McLennan Cos., Inc.	8,686	1,221,946
MetLife, Inc.	159,963	9,573,785
		42,415,043
Real Estate Investment Trusts (REITS) — 4.2%
CyrusOne, Inc.	6,900	493,488
Equity Residential	82,559	6,357,043
Rayonier, Inc.	100,816	3,622,319
Welltower, Inc.	19,797	1,645,131
Weyerhaeuser Co.	208,160	7,164,867
		19,282,848
		124,291,836
Industrial — 10.6%
Aerospace & Defense — 2.7%
Airbus SE (a)	1,991	256,402
The Boeing Co. (a)	21,467	5,142,635
L3 Harris Technologies, Inc.	32,776	7,084,532
		12,483,569
Electronics — 0.3%
TE Connectivity Ltd.	9,661	1,306,264
Environmental Controls — 0.7%
Stericycle, Inc. (a)	43,483	3,111,209
Hand & Machine Tools — 0.6%
Snap-on, Inc.	12,780	2,855,436
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	5,251	1,142,775
Machinery – Diversified — 0.1%
Flowserve Corp.	12,573	506,943
Miscellaneous - Manufacturing — 3.4%
3M Co.	5,087	1,010,431
General Electric Co.	997,012	13,419,781
Siemens AG Sponsored ADR	14,571	1,160,420
		15,590,632
Transportation — 2.6%
United Parcel Service, Inc. Class B	56,931	11,839,940
		48,836,768
Technology — 7.6%
Semiconductors — 5.3%
Applied Materials, Inc.	42,295	6,022,808
NXP Semiconductor NV	9,453	1,944,671
QUALCOMM, Inc.	81,746	11,683,956
Texas Instruments, Inc.	26,504	5,096,719
		24,748,154
Software — 2.3%
Citrix Systems, Inc.	34,000	3,987,180

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	24,413	$6,613,482
		10,600,662
		35,348,816
Utilities — 7.1%
Electric — 5.9%
Ameren Corp.	33,447	2,677,098
Dominion Energy, Inc.	19,500	1,434,615
Edison International	33,786	1,953,506
Entergy Corp.	13,058	1,301,883
NextEra Energy, Inc.	34,666	2,540,324
Sempra Energy	52,095	6,901,546
The Southern Co.	175,363	10,611,215
		27,420,187
Gas — 1.2%
NiSource, Inc.	228,010	5,586,245
		33,006,432

TOTAL COMMON STOCK (Cost $324,859,340)		450,261,803

PREFERRED STOCK — 1.5%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.000% (b)	31,874	1,705,578
Utilities — 1.1%
Electric — 0.8%
NextEra Energy, Inc. Convertible 5.279%	29,376	1,438,249
Sempra Energy Convertible 6.750%	6,127	605,164
The Southern Co. Convertible 6.750%	35,696	1,807,288
		3,850,701
Gas — 0.3%
NiSource, Inc. 7.750%	13,017	1,338,017
		5,188,718

TOTAL PREFERRED STOCK (Cost $6,715,185)		6,894,296

TOTAL EQUITIES (Cost $331,574,525)		457,156,099

	Number of Shares	Value
MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,506,852	$1,506,852

TOTAL MUTUAL FUNDS (Cost $1,506,852)		1,506,852

TOTAL LONG-TERM INVESTMENTS (Cost $333,081,377)		458,662,951

SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$4,823,424	4,823,424

TOTAL SHORT-TERM INVESTMENTS (Cost $4,824,499)		4,824,499

TOTAL INVESTMENTS — 100.2% (Cost $337,905,876) (e)		463,487,450

Other Assets/(Liabilities) — (0.2)%		(1,080,308)

NET ASSETS — 100.0%		$462,407,142

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,886,843 or 0.62% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,561,587 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $4,823,424. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,919,948.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,352	$1,251,983
Albemarle Corp.	2,297	386,953
Celanese Corp.	2,204	334,126
CF Industries Holdings, Inc.	4,187	215,421
Dow, Inc.	14,678	928,824
DuPont de Nemours, Inc.	10,439	808,083
Eastman Chemical Co.	2,673	312,073
Ecolab, Inc.	4,894	1,008,017
FMC Corp.	2,526	273,313
International Flavors & Fragrances, Inc.	4,873	728,026
Linde PLC	10,205	2,950,266
LyondellBasell Industries NV Class A	5,074	521,962
The Mosaic Co.	6,761	215,744
PPG Industries, Inc.	4,643	788,242
The Sherwin-Williams Co.	4,691	1,278,063
		12,001,096
Forest Products & Paper — 0.1%
International Paper Co.	7,671	470,309
Iron & Steel — 0.1%
Nucor Corp.	5,896	565,603
Mining — 0.3%
Freeport-McMoRan, Inc.	28,752	1,066,987
Newmont Corp.	15,757	998,679
		2,065,666
		15,102,674
Communications — 16.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	7,787	252,999
Omnicom Group, Inc.	4,234	338,678
		591,677
Internet — 11.8%
Alphabet, Inc. Class A (a)	5,894	14,391,910
Alphabet, Inc. Class C (a)	5,591	14,012,835
Amazon.com, Inc. (a)	8,416	28,952,387
Booking Holdings, Inc. (a)	806	1,763,600
CDW Corp.	2,764	482,733
eBay, Inc.	12,738	894,335
Etsy, Inc. (a)	2,499	514,394
Expedia Group, Inc. (a)	2,779	454,950
F5 Networks, Inc. (a)	1,174	219,139
Facebook, Inc. Class A (a)	47,044	16,357,669

	Number of Shares	Value
Netflix, Inc. (a)	8,706	$4,598,596
NortonLifeLock, Inc.	11,358	309,165
Twitter, Inc. (a)	15,642	1,076,326
VeriSign, Inc. (a)	1,949	443,768
		84,471,807
Media — 2.1%
Charter Communications, Inc. Class A (a)	2,703	1,950,079
Comcast Corp. Class A	90,044	5,134,309
Discovery, Inc. Class A (a) (b)	3,287	100,845
Discovery, Inc. Class C (a)	5,940	172,141
DISH Network Corp. Class A (a)	4,835	202,103
Fox Corp. Class A	6,362	236,221
Fox Corp. Class B	2,941	103,523
News Corp. Class A	7,585	195,466
News Corp. Class B	2,302	56,054
ViacomCBS, Inc. Class B	11,897	537,744
The Walt Disney Co. (a)	35,675	6,270,595
		14,959,080
Telecommunications — 2.3%
Arista Networks, Inc. (a)	1,082	392,019
AT&T, Inc.	140,152	4,033,575
Cisco Systems, Inc.	82,725	4,384,425
Corning, Inc.	15,239	623,275
Juniper Networks, Inc.	6,485	177,365
Lumen Technologies, Inc.	19,676	267,397
Motorola Solutions, Inc.	3,336	723,412
T-Mobile US, Inc. (a)	11,506	1,666,414
Verizon Communications, Inc.	81,273	4,553,726
		16,821,608
		116,844,172
Consumer, Cyclical — 9.4%
Airlines — 0.3%
Alaska Air Group, Inc. (a)	2,429	146,493
American Airlines Group, Inc. (a)	12,528	265,719
Delta Air Lines, Inc. (a)	12,597	544,946
Southwest Airlines Co. (a)	11,648	618,392
United Airlines Holdings, Inc. (a)	6,338	331,414
		1,906,964
Apparel — 0.7%
Hanesbrands, Inc.	6,740	125,836
NIKE, Inc. Class B	25,043	3,868,893
PVH Corp. (a)	1,419	152,670
Ralph Lauren Corp.	929	109,446
Tapestry, Inc. (a)	5,438	236,444
Under Armour, Inc. Class A (a)	3,793	80,222
Under Armour, Inc. Class C (a)	3,979	73,890

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	6,287	$515,785
		5,163,186
Auto Manufacturers — 2.0%
Cummins, Inc.	2,876	701,198
Ford Motor Co. (a)	76,973	1,143,819
General Motors Co. (a)	25,065	1,483,096
PACCAR, Inc.	6,797	606,632
Tesla, Inc. (a)	15,129	10,283,181
		14,217,926
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	5,319	836,838
BorgWarner, Inc.	4,740	230,080
		1,066,918
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,103	540,899
Fastenal Co.	11,243	584,636
LKQ Corp. (a)	5,460	268,741
Pool Corp.	787	360,965
W.W. Grainger, Inc.	862	377,556
		2,132,797
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	4,104	425,790
Live Nation Entertainment, Inc. (a)	2,862	250,683
Penn National Gaming, Inc. (a)	2,910	222,586
		899,059
Home Builders — 0.3%
D.R. Horton, Inc.	6,422	580,356
Lennar Corp. Class A	5,437	540,166
NVR, Inc. (a)	67	333,211
PulteGroup, Inc.	5,229	285,347
		1,739,080
Home Furnishing — 0.1%
Leggett & Platt, Inc.	2,596	134,499
Whirlpool Corp.	1,229	267,946
		402,445
Housewares — 0.0%
Newell Brands, Inc.	7,378	202,674
Leisure Time — 0.1%
Carnival Corp. (a)	15,732	414,695
Norwegian Cruise Line Holdings Ltd. (a)	7,198	211,693
Royal Caribbean Cruises Ltd. (a)	4,313	367,813
		994,201
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	5,473	660,153
Las Vegas Sands Corp. (a)	6,474	341,115
Marriott International, Inc. Class A (a)	5,245	716,048

	Number of Shares	Value
MGM Resorts International	8,012	$341,712
Wynn Resorts Ltd. (a)	2,068	252,916
		2,311,944
Retail — 5.0%
Advance Auto Parts, Inc.	1,283	263,195
AutoZone, Inc. (a)	426	635,686
Best Buy Co., Inc.	4,386	504,302
CarMax, Inc. (a)	3,186	411,472
Chipotle Mexican Grill, Inc. (a)	552	855,788
Costco Wholesale Corp.	8,674	3,432,042
Darden Restaurants, Inc.	2,553	372,712
Dollar General Corp.	4,642	1,004,482
Dollar Tree, Inc. (a)	4,546	452,327
Domino’s Pizza, Inc.	759	354,066
The Gap, Inc.	4,049	136,249
Genuine Parts Co.	2,827	357,531
The Home Depot, Inc.	20,873	6,656,191
L Brands, Inc.	4,579	329,963
Lowe’s Cos., Inc.	13,882	2,692,691
McDonald’s Corp.	14,654	3,384,927
O’Reilly Automotive, Inc. (a)	1,366	773,443
Ross Stores, Inc.	7,015	869,860
Starbucks Corp.	23,146	2,587,954
Target Corp.	9,715	2,348,504
The TJX Cos., Inc.	23,685	1,596,843
Tractor Supply Co.	2,265	421,426
Ulta Beauty, Inc. (a)	1,077	372,394
Walgreens Boots Alliance, Inc.	14,055	739,434
Walmart, Inc.	26,958	3,801,617
Yum! Brands, Inc.	5,835	671,200
		36,026,299
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,143	219,673
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,498	236,111
		67,519,277
Consumer, Non-cyclical — 19.9%
Agriculture — 0.8%
Altria Group, Inc.	36,324	1,731,929
Archer-Daniels-Midland Co.	10,947	663,388
Philip Morris International, Inc.	30,611	3,033,856
		5,429,173
Beverages — 1.4%
Brown-Forman Corp. Class B	3,575	267,910
The Coca-Cola Co.	76,182	4,122,208
Constellation Brands, Inc. Class A	3,310	774,176
Molson Coors Beverage Co. Class B (a)	3,674	197,257

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Monster Beverage Corp. (a)	7,245	$661,831
PepsiCo, Inc.	27,134	4,020,445
		10,043,827
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	4,341	797,485
Amgen, Inc.	11,278	2,749,013
Bio-Rad Laboratories, Inc. Class A (a)	422	271,890
Biogen, Inc. (a)	2,956	1,023,574
Corteva, Inc.	14,474	641,922
Gilead Sciences, Inc.	24,627	1,695,815
Illumina, Inc. (a)	2,870	1,358,113
Incyte Corp. (a)	3,660	307,916
Regeneron Pharmaceuticals, Inc. (a)	2,054	1,147,241
Vertex Pharmaceuticals, Inc. (a)	5,070	1,022,264
		11,015,233
Commercial Services — 2.5%
Automatic Data Processing, Inc.	8,359	1,660,265
Cintas Corp.	1,728	660,096
Equifax, Inc.	2,381	570,273
FleetCor Technologies, Inc. (a)	1,628	416,866
Gartner, Inc. (a)	1,693	410,045
Global Payments, Inc.	5,785	1,084,919
IHS Markit Ltd.	7,365	829,741
MarketAxess Holdings, Inc.	749	347,229
Moody’s Corp.	3,167	1,147,626
Nielsen Holdings PLC	6,957	171,629
PayPal Holdings, Inc. (a)	23,065	6,722,986
Quanta Services, Inc.	2,716	245,988
Robert Half International, Inc.	2,215	197,068
Rollins, Inc.	4,290	146,718
S&P Global, Inc.	4,731	1,941,839
United Rentals, Inc. (a)	1,424	454,270
Verisk Analytics, Inc.	3,185	556,483
		17,564,041
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	16,633	1,353,095
The Estee Lauder Cos., Inc. Class A	4,554	1,448,536
The Procter & Gamble Co.	48,059	6,484,601
		9,286,232
Food — 1.0%
Campbell Soup Co.	3,952	180,172
Conagra Brands, Inc.	9,443	343,536
General Mills, Inc.	11,979	729,880
The Hershey Co.	2,870	499,897
Hormel Foods Corp.	5,503	262,768
The J.M. Smucker Co.	2,155	279,223
Kellogg Co.	4,913	316,053
The Kraft Heinz Co.	12,679	517,050

	Number of Shares	Value
The Kroger Co.	14,892	$570,513
Lamb Weston Holdings, Inc.	2,867	231,252
McCormick & Co., Inc.	4,909	433,563
Mondelez International, Inc. Class A	27,581	1,722,158
Sysco Corp.	10,065	782,554
Tyson Foods, Inc. Class A	5,778	426,185
		7,294,804
Health Care – Products — 3.9%
Abbott Laboratories	34,882	4,043,870
ABIOMED, Inc. (a)	896	279,651
Align Technology, Inc. (a)	1,411	862,121
Baxter International, Inc.	9,897	796,709
Boston Scientific Corp. (a)	27,896	1,192,833
The Cooper Cos., Inc.	963	381,608
Danaher Corp.	12,466	3,345,376
Dentsply Sirona, Inc.	4,292	271,512
Edwards Lifesciences Corp. (a)	12,185	1,262,000
Henry Schein, Inc. (a)	2,755	204,393
Hologic, Inc. (a)	5,052	337,069
IDEXX Laboratories, Inc. (a)	1,675	1,057,846
Intuitive Surgical, Inc. (a)	2,325	2,138,163
Medtronic PLC	26,416	3,279,018
PerkinElmer, Inc.	2,196	339,084
ResMed, Inc.	2,848	702,089
Steris PLC	1,913	394,652
Stryker Corp.	6,435	1,671,363
Teleflex, Inc.	915	367,638
Thermo Fisher Scientific, Inc.	7,718	3,893,500
West Pharmaceutical Services, Inc.	1,452	521,413
Zimmer Biomet Holdings, Inc.	4,105	660,166
		28,002,074
Health Care – Services — 2.1%
Anthem, Inc.	4,812	1,837,222
Catalent, Inc. (a)	3,354	362,634
Centene Corp. (a)	11,466	836,215
Charles River Laboratories International, Inc. (a)	989	365,851
DaVita, Inc. (a)	1,379	166,073
HCA Healthcare, Inc.	5,160	1,066,778
Humana, Inc.	2,537	1,123,181
IQVIA Holdings, Inc. (a)	3,769	913,304
Laboratory Corp. of America Holdings (a)	1,925	531,011
Quest Diagnostics, Inc.	2,568	338,899
UnitedHealth Group, Inc.	18,524	7,417,751
Universal Health Services, Inc. Class B	1,525	223,306
		15,182,225

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,634	$343,532
Church & Dwight Co., Inc.	4,801	409,141
The Clorox Co.	2,453	441,319
Kimberly-Clark Corp.	6,629	886,828
		2,080,820
Pharmaceuticals — 5.1%
AbbVie, Inc.	34,674	3,905,679
AmerisourceBergen Corp.	2,889	330,762
Becton Dickinson and Co.	5,715	1,389,831
Bristol-Myers Squibb Co.	43,827	2,928,520
Cardinal Health, Inc.	5,672	323,814
Cigna Corp.	6,727	1,594,770
CVS Health Corp.	25,845	2,156,507
DexCom, Inc. (a)	1,899	810,873
Eli Lilly & Co.	15,627	3,586,709
Johnson & Johnson	51,692	8,515,740
McKesson Corp.	3,115	595,713
Merck & Co., Inc.	49,716	3,866,413
Organon & Co. (a)	4,957	149,999
Perrigo Co. PLC	2,613	119,806
Pfizer, Inc.	109,893	4,303,410
Viatris, Inc.	23,646	337,901
Zoetis, Inc.	9,310	1,735,012
		36,651,459
		142,549,888
Energy — 2.9%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	2,666	489,558
Oil & Gas — 2.3%
APA Corp.	7,516	162,571
Cabot Oil & Gas Corp.	7,975	139,244
Chevron Corp.	37,936	3,973,417
ConocoPhillips	26,455	1,611,109
Devon Energy Corp.	11,653	340,151
Diamondback Energy, Inc.	3,548	333,122
EOG Resources, Inc.	11,462	956,389
Exxon Mobil Corp.	83,099	5,241,885
Hess Corp.	5,385	470,218
Marathon Oil Corp.	15,486	210,919
Marathon Petroleum Corp.	12,507	755,673
Occidental Petroleum Corp.	16,525	516,737
Phillips 66	8,619	739,683
Pioneer Natural Resources Co.	4,541	738,003
Valero Energy Corp.	8,000	624,640
		16,813,761
Oil & Gas Services — 0.2%
Baker Hughes Co.	14,327	327,659

	Number of Shares	Value
Halliburton Co.	17,454	$403,536
Nov, Inc. (a)	7,794	119,404
Schlumberger NV	27,468	879,251
		1,729,850
Pipelines — 0.3%
Kinder Morgan, Inc.	38,180	696,021
ONEOK, Inc.	8,772	488,074
The Williams Cos., Inc.	23,771	631,120
		1,815,215
		20,848,384
Financial — 15.1%
Banks — 5.2%
Bank of America Corp.	148,091	6,105,792
The Bank of New York Mellon Corp.	15,805	809,690
Citigroup, Inc.	40,585	2,871,389
Citizens Financial Group, Inc.	8,377	384,253
Comerica, Inc.	2,711	193,403
Fifth Third Bancorp	13,790	527,192
First Republic Bank	3,448	645,362
The Goldman Sachs Group, Inc.	6,681	2,535,640
Huntington Bancshares, Inc.	28,908	412,517
JP Morgan Chase & Co.	59,432	9,244,053
KeyCorp	18,978	391,896
M&T Bank Corp.	2,522	366,472
Morgan Stanley	29,230	2,680,099
Northern Trust Corp.	4,105	474,620
The PNC Financial Services Group, Inc.	8,352	1,593,227
Regions Financial Corp.	18,828	379,949
State Street Corp.	6,836	562,466
SVB Financial Group (a)	1,069	594,824
Truist Financial Corp.	26,398	1,465,089
US Bancorp	26,634	1,517,339
Wells Fargo & Co.	81,153	3,675,419
Zions Bancorp NA	3,222	170,315
		37,601,006
Diversified Financial Services — 4.0%
American Express Co.	12,760	2,108,335
Ameriprise Financial, Inc.	2,268	564,460
BlackRock, Inc.	2,787	2,438,541
Capital One Financial Corp.	8,870	1,372,100
Cboe Global Markets, Inc.	2,081	247,743
The Charles Schwab Corp.	29,451	2,144,327
CME Group, Inc.	7,057	1,500,883
Discover Financial Services	5,969	706,073
Franklin Resources, Inc.	5,301	169,579
Intercontinental Exchange, Inc.	11,053	1,311,991
Invesco Ltd.	7,449	199,112

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mastercard, Inc. Class A	17,168	$6,267,865
Nasdaq, Inc.	2,261	397,484
Raymond James Financial, Inc.	2,403	312,150
Synchrony Financial	10,604	514,506
T. Rowe Price Group, Inc.	4,442	879,383
Visa, Inc. Class A	33,215	7,766,331
The Western Union Co.	8,058	185,092
		29,085,955
Insurance — 3.3%
Aflac, Inc.	12,431	667,047
The Allstate Corp.	5,888	768,031
American International Group, Inc.	16,849	802,012
Aon PLC Class A	4,427	1,056,990
Arthur J Gallagher & Co.	4,012	562,001
Assurant, Inc.	1,192	186,167
Berkshire Hathaway, Inc. Class B (a)	37,202	10,339,180
Chubb Ltd.	8,822	1,402,169
Cincinnati Financial Corp.	2,951	344,146
Everest Re Group Ltd.	780	196,568
Globe Life, Inc.	1,880	179,070
The Hartford Financial Services Group, Inc.	7,046	436,641
Lincoln National Corp.	3,535	222,139
Loews Corp.	4,353	237,891
Marsh & McLennan Cos., Inc.	9,989	1,405,252
MetLife, Inc.	14,631	875,665
Principal Financial Group, Inc.	4,961	313,486
The Progressive Corp.	11,479	1,127,353
Prudential Financial, Inc.	7,717	790,761
The Travelers Cos., Inc.	4,943	740,017
Unum Group	3,953	112,265
W.R. Berkley Corp.	2,745	204,310
Willis Towers Watson PLC	2,526	581,030
		23,550,191
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	6,567	562,989
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc.	2,703	491,784
American Tower Corp.	8,928	2,411,810
AvalonBay Communities, Inc.	2,751	574,106
Boston Properties, Inc.	2,774	317,873
Crown Castle International Corp.	8,488	1,656,009
Digital Realty Trust, Inc.	5,538	833,247
Duke Realty Corp.	7,357	348,354
Equinix, Inc.	1,759	1,411,773
Equity Residential	6,772	521,444
Essex Property Trust, Inc.	1,280	384,013
Extra Space Storage, Inc.	2,635	431,666

	Number of Shares	Value
Federal Realty Investment Trust	1,393	$163,218
Healthpeak Properties, Inc.	10,522	350,277
Host Hotels & Resorts, Inc. (a)	13,853	236,748
Iron Mountain, Inc. (b)	5,650	239,108
Kimco Realty Corp.	8,543	178,122
Mid-America Apartment Communities, Inc.	2,235	376,419
Prologis, Inc.	14,532	1,737,010
Public Storage	2,995	900,567
Realty Income Corp.	7,363	491,407
Regency Centers Corp.	3,076	197,079
SBA Communications Corp.	2,140	682,018
Simon Property Group, Inc.	6,436	839,769
UDR, Inc.	5,833	285,700
Ventas, Inc.	7,385	421,683
Vornado Realty Trust	3,043	142,017
Welltower, Inc.	8,174	679,259
Weyerhaeuser Co.	14,769	508,349
		17,810,829
Savings & Loans — 0.0%
People’s United Financial, Inc.	8,344	143,016
		108,753,986
Industrial — 8.2%
Aerospace & Defense — 1.5%
The Boeing Co. (a)	10,790	2,584,852
General Dynamics Corp.	4,499	846,982
Howmet Aerospace, Inc. (a)	7,667	264,282
L3 Harris Technologies, Inc.	4,029	870,868
Lockheed Martin Corp.	4,800	1,816,080
Northrop Grumman Corp.	2,940	1,068,484
Raytheon Technologies Corp.	29,719	2,535,328
Teledyne Technologies, Inc. (a)	910	381,135
TransDigm Group, Inc. (a)	1,079	698,426
		11,066,437
Building Materials — 0.5%
Carrier Global Corp.	16,017	778,426
Fortune Brands Home & Security, Inc.	2,717	270,640
Johnson Controls International PLC	14,042	963,703
Martin Marietta Materials, Inc.	1,228	432,023
Masco Corp.	4,945	291,310
Vulcan Materials Co.	2,616	455,367
		3,191,469
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,549	607,292
Emerson Electric Co.	11,760	1,131,782
Generac Holdings, Inc. (a)	1,239	514,371
		2,253,445

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.2%
Agilent Technologies, Inc.	5,942	$878,287
Allegion PLC	1,762	245,447
Amphenol Corp. Class A	11,727	802,244
Fortive Corp.	6,618	461,539
Garmin Ltd.	2,957	427,700
Honeywell International, Inc.	13,629	2,989,521
Keysight Technologies, Inc. (a)	3,609	557,266
Mettler-Toledo International, Inc. (a)	458	634,486
TE Connectivity Ltd.	6,479	876,026
Trimble, Inc. (a)	4,915	402,194
Waters Corp. (a)	1,205	416,460
		8,691,170
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	2,549	340,087
Environmental Controls — 0.3%
Pentair PLC	3,250	219,343
Republic Services, Inc.	4,150	456,541
Waste Management, Inc.	7,626	1,068,479
		1,744,363
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,062	237,283
Stanley Black & Decker, Inc.	3,177	651,253
		888,536
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	10,756	2,340,828
Machinery – Diversified — 0.7%
Deere & Co.	6,127	2,161,054
Dover Corp.	2,831	426,349
IDEX Corp.	1,485	326,774
Ingersoll Rand, Inc. (a)	7,302	356,411
Otis Worldwide Corp.	7,920	647,618
Rockwell Automation, Inc.	2,275	650,695
Westinghouse Air Brake Technologies Corp.	3,461	284,840
Xylem, Inc.	3,531	423,579
		5,277,320
Miscellaneous - Manufacturing — 1.3%
3M Co.	11,380	2,260,410
A.O. Smith Corp.	2,638	190,094
Eaton Corp. PLC	7,838	1,161,435
General Electric Co.	172,367	2,320,060
Illinois Tool Works, Inc.	5,645	1,261,996
Parker-Hannifin Corp.	2,530	776,988
Textron, Inc.	4,428	304,514
Trane Technologies PLC	4,702	865,826
		9,141,323

	Number of Shares	Value
Packaging & Containers — 0.2%
Amcor PLC	30,289	$347,112
Ball Corp.	6,471	524,280
Packaging Corp. of America	1,854	251,069
Sealed Air Corp.	2,969	175,913
WestRock Co.	5,263	280,097
		1,578,471
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	785	165,439
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,604	243,917
CSX Corp.	44,595	1,430,608
Expeditors International of Washington, Inc.	3,320	420,312
FedEx Corp.	4,797	1,431,089
J.B. Hunt Transport Services, Inc.	1,638	266,912
Kansas City Southern	1,792	507,799
Norfolk Southern Corp.	4,912	1,303,694
Old Dominion Freight Line, Inc.	1,861	472,322
Union Pacific Corp.	13,035	2,866,787
United Parcel Service, Inc. Class B	14,199	2,952,966
		11,896,406
		58,575,294
Technology — 23.0%
Computers — 7.3%
Accenture PLC Class A	12,486	3,680,748
Apple, Inc.	307,958	42,177,928
Cognizant Technology Solutions Corp. Class A	10,329	715,386
DXC Technology Co. (a)	4,955	192,948
Fortinet, Inc. (a)	2,654	632,156
Hewlett Packard Enterprise Co.	25,647	373,933
HP, Inc.	23,653	714,084
International Business Machines Corp.	17,547	2,572,215
Leidos Holdings, Inc.	2,598	262,658
NetApp, Inc.	4,357	356,490
Seagate Technology Holdings PLC	3,886	341,696
Western Digital Corp. (a)	5,995	426,664
		52,446,906
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,055	558,612
Semiconductors — 5.6%
Advanced Micro Devices, Inc. (a)	23,856	2,240,794
Analog Devices, Inc.	7,254	1,248,849
Applied Materials, Inc.	18,019	2,565,906
Broadcom, Inc.	8,016	3,822,349
Intel Corp.	79,273	4,450,386
IPG Photonics Corp. (a)	714	150,490

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KLA Corp.	3,003	$973,603
Lam Research Corp.	2,800	1,821,960
Maxim Integrated Products, Inc.	5,286	556,933
Microchip Technology, Inc.	5,375	804,852
Micron Technology, Inc. (a)	22,023	1,871,515
Monolithic Power Systems, Inc.	844	315,192
NVIDIA Corp.	12,230	9,785,223
NXP Semiconductor NV	5,403	1,111,505
Qorvo, Inc. (a)	2,219	434,147
QUALCOMM, Inc.	22,145	3,165,185
Skyworks Solutions, Inc.	3,231	619,544
Teradyne, Inc.	3,266	437,513
Texas Instruments, Inc.	18,132	3,486,784
Xilinx, Inc.	4,813	696,152
		40,558,882
Software — 10.0%
Activision Blizzard, Inc.	15,271	1,457,464
Adobe, Inc. (a)	9,385	5,496,231
Akamai Technologies, Inc. (a)	3,197	372,770
ANSYS, Inc. (a)	1,715	595,208
Autodesk, Inc. (a)	4,327	1,263,051
Broadridge Financial Solutions, Inc.	2,268	366,350
Cadence Design Systems, Inc. (a)	5,468	748,132
Cerner Corp.	5,914	462,238
Citrix Systems, Inc.	2,422	284,028
Electronic Arts, Inc.	5,603	805,880
Fidelity National Information Services, Inc.	12,169	1,723,982
Fiserv, Inc. (a)	11,712	1,251,896
Intuit, Inc.	5,366	2,630,252
Jack Henry & Associates, Inc.	1,466	239,706
Microsoft Corp.	147,857	40,054,461
MSCI, Inc.	1,619	863,057
Oracle Corp.	35,670	2,776,553
Paychex, Inc.	6,288	674,702
Paycom Software, Inc. (a)	962	349,658
PTC, Inc. (a)	2,081	293,962
Roper Technologies, Inc.	2,068	972,374
salesforce.com, Inc. (a)	18,180	4,440,829
ServiceNow, Inc. (a)	3,879	2,131,705
Synopsys, Inc. (a)	3,003	828,197
Take-Two Interactive Software, Inc. (a)	2,271	402,012
Tyler Technologies, Inc. (a)	795	359,634
		71,844,332
		165,408,732

	Number of Shares	Value
Utilities — 2.4%
Electric — 2.2%
AES Corp.	13,103	$341,595
Alliant Energy Corp.	4,912	273,893
Ameren Corp.	4,994	399,720
American Electric Power Co., Inc.	9,797	828,728
CenterPoint Energy, Inc.	11,404	279,626
CMS Energy Corp.	5,690	336,165
Consolidated Edison, Inc.	6,757	484,612
Dominion Energy, Inc.	15,852	1,166,232
DTE Energy Co.	3,788	490,925
Duke Energy Corp.	15,111	1,491,758
Edison International	7,480	432,494
Entergy Corp.	3,927	391,522
Evergy, Inc.	4,522	273,265
Eversource Energy	6,769	543,145
Exelon Corp.	19,229	852,037
FirstEnergy Corp.	10,642	395,989
NextEra Energy, Inc.	38,487	2,820,327
NRG Energy, Inc.	4,863	195,979
Pinnacle West Capital Corp.	2,192	179,678
PPL Corp.	15,163	424,109
Public Service Enterprise Group, Inc.	9,893	591,008
Sempra Energy	6,171	817,534
The Southern Co.	20,779	1,257,337
WEC Energy Group, Inc.	6,175	549,266
Xcel Energy, Inc.	10,597	698,130
		16,515,074
Gas — 0.1%
Atmos Energy Corp.	2,568	246,810
NiSource, Inc.	7,678	188,111
		434,921
Water — 0.1%
American Water Works Co., Inc.	3,549	547,007
		17,497,002

TOTAL COMMON STOCK (Cost $353,381,615)		713,099,409

TOTAL EQUITIES (Cost $353,381,615)		713,099,409

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	97,178	$97,178

TOTAL MUTUAL FUNDS (Cost $97,178)		97,178

TOTAL LONG-TERM INVESTMENTS (Cost $353,478,793)		713,196,587

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$5,147,254	5,147,254
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.061% 7/15/21 (e) (f)	860,000	859,986

TOTAL SHORT-TERM INVESTMENTS (Cost $6,007,234)		6,007,240

TOTAL INVESTMENTS — 100.1% (Cost $359,486,027) (g)		719,203,827

Other Assets/(Liabilities) — (0.1)%		(876,646)

NET ASSETS — 100.0%		$718,327,181

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $331,344 or 0.05% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $241,449 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $5,147,254. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% - 0.375%, maturity dates ranging from 4/15/25 - 7/15/25, and an aggregate market value, including accrued interest, of $5,250,262.

(e)	The rate shown represents yield-to-maturity.
(f)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	9/17/21	28	$5,918,076	$85,964

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%
COMMON STOCK — 96.9%
Basic Materials — 6.1%
Chemicals — 6.1%
Ecolab, Inc.	41,557	$8,559,495
Linde PLC	32,547	9,409,338
		17,968,833
Consumer, Cyclical — 14.1%
Apparel — 4.5%
NIKE, Inc. Class B	85,744	13,246,591
Retail — 9.6%
McDonald’s Corp.	57,364	13,250,510
The TJX Cos., Inc.	227,619	15,346,073
		28,596,583
		41,843,174
Consumer, Non-cyclical — 40.8%
Beverages — 13.6%
The Coca-Cola Co.	205,948	11,143,846
Diageo PLC	325,449	15,596,657
PepsiCo, Inc.	92,549	13,712,985
		40,453,488
Cosmetics & Personal Care — 8.5%
Colgate-Palmolive Co.	191,247	15,557,943
The Procter & Gamble Co.	71,331	9,624,692
		25,182,635
Health Care – Products — 9.0%
Baxter International, Inc.	103,683	8,346,482
Danaher Corp.	14,477	3,885,048
Medtronic PLC	115,550	14,343,221
		26,574,751
Health Care – Services — 4.8%
UnitedHealth Group, Inc.	35,839	14,351,369
Pharmaceuticals — 4.9%
Johnson & Johnson	88,833	14,634,349
		121,196,592
Financial — 18.9%
Diversified Financial Services — 6.7%
American Express Co.	84,119	13,898,982
Visa, Inc. Class A	25,794	6,031,153
		19,930,135
Insurance — 8.9%
Chubb Ltd.	72,130	11,464,342
Marsh & McLennan Cos., Inc.	106,380	14,965,539
		26,429,881

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	15,120	$4,084,517
Public Storage	18,895	5,681,537
		9,766,054
		56,126,070
Industrial — 11.5%
Aerospace & Defense — 8.1%
Lockheed Martin Corp.	24,925	9,430,374
Northrop Grumman Corp.	40,386	14,677,484
		24,107,858
Transportation — 3.4%
Union Pacific Corp.	45,659	10,041,784
		34,149,642
Technology — 5.5%
Computers — 2.3%
Accenture PLC Class A	23,105	6,811,123
Software — 3.2%
Microsoft Corp.	35,574	9,636,996
		16,448,119

TOTAL COMMON STOCK (Cost $227,922,718)		287,732,430

TOTAL EQUITIES (Cost $227,922,718)		287,732,430

TOTAL LONG-TERM INVESTMENTS (Cost $227,922,718)		287,732,430

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (a)	$9,143,962	9,143,962

TOTAL SHORT-TERM INVESTMENTS (Cost $9,143,962)		9,143,962

TOTAL INVESTMENTS — 100.0% (Cost $237,066,680) (b)		296,876,392

Other Assets/(Liabilities) — (0.0)%		(116,604)

NET ASSETS — 100.0%		$296,759,788

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Maturity value of $9,143,962. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $9,326,853.

(b)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	77.4%
Ireland	10.3%
United Kingdom	5.3%
Switzerland	3.9%
Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Australia — 2.6%
Lendlease Corp Ltd.	181,200	$1,557,628
Macquarie Group Ltd.	28,600	3,354,449
Santos Ltd.	415,500	2,216,434
		7,128,511
Austria — 0.2%
ams AG (a)	30,700	616,002
Belgium — 2.6%
Anheuser-Busch InBev SA	21,700	1,562,709
Groupe Bruxelles Lambert SA	18,600	2,080,396
KBC Group NV	47,600	3,625,838
		7,268,943
Cayman Islands — 2.3%
CK Asset Holdings Ltd.	371,500	2,564,610
CK Hutchison Holdings Ltd.	479,500	3,736,299
		6,300,909
Denmark — 0.4%
AP Moller - Maersk A/S Class B	400	1,150,320
France — 9.1%
Amundi SA (b)	9,100	801,723
Arkema SA	14,600	1,833,055
Capgemini SE	16,000	3,076,655
Dassault Aviation SA	900	1,059,519
Engie SA	365,800	5,014,835
Rexel SA (a)	41,900	876,897
Sanofi	42,400	4,442,912
TotalEnergies SE	57,600	2,613,159
Ubisoft Entertainment SA (a)	24,600	1,722,402
Veolia Environnement SA	129,800	3,921,728
		25,362,885
Germany — 13.6%
Allianz SE Registered	10,500	2,618,029
BASF SE	43,400	3,420,005
Bayer AG Registered	11,700	710,678
Deutsche Boerse AG	19,100	3,333,930
Deutsche Post AG Registered	55,800	3,796,685
Fresenius SE & Co. KGaA	88,900	4,638,845
HeidelbergCement AG	47,400	4,066,793
Infineon Technologies AG	81,700	3,276,241
SAP SE	24,900	3,513,327
Siemens AG Registered	30,900	4,896,102
Siemens Energy AG (a)	80,300	2,421,066
Talanx AG (a)	25,900	1,059,091
		37,750,792

	Number of Shares	Value
Ireland — 4.4%
AIB Group PLC (a)	608,700	$1,566,198
DCC PLC	36,800	3,014,482
Linde PLC	9,500	2,746,450
Ryanair Holdings PLC Sponsored ADR (a)	5,900	638,439
Smurfit Kappa Group PLC	81,700	4,432,444
		12,398,013
Israel — 1.0%
Check Point Software Technologies Ltd. (a)	23,000	2,670,990
Italy — 1.0%
Mediobanca Banca di Credito Finanziario SpA (a)	115,400	1,346,802
Prysmian SpA	40,600	1,456,202
		2,803,004
Japan — 23.8%
Astellas Pharma, Inc.	235,500	4,099,492
Denka Co. Ltd.	60,100	1,997,946
FANUC Corp.	13,100	3,157,759
Fujitsu Ltd.	15,800	2,959,405
Hitachi Ltd.	64,900	3,714,282
Japan Airlines Co. Ltd. (a)	58,400	1,263,509
Kirin Holdings Co. Ltd. (c)	112,100	2,185,124
Kyocera Corp.	42,000	2,595,413
Matsumotokiyoshi Holdings Co. Ltd.	7,900	348,697
Nintendo Co. Ltd.	7,000	4,072,880
Olympus Corp.	169,300	3,363,566
ORIX Corp.	279,000	4,694,602
Rakuten Group, Inc. (c)	290,600	3,278,563
Sega Sammy Holdings, Inc.	118,400	1,554,363
Seven & i Holdings Co. Ltd.	112,300	5,353,228
Sony Group Corp.	78,000	7,570,140
Square Enix Holdings Co. Ltd.	29,800	1,478,483
Sumitomo Mitsui Financial Group, Inc.	114,400	3,937,046
Toshiba Corp. (c)	84,800	3,669,197
Toyota Industries Corp.	58,200	5,032,515
		66,326,210
Luxembourg — 1.0%
ArcelorMittal SA	87,000	2,670,730
Netherlands — 6.1%
Airbus SE (a)	5,500	708,293
ASML Holding NV	6,100	4,199,859
EXOR NV	15,000	1,200,574
Heineken Holding NV	42,700	4,301,806
Koninklijke Philips NV	80,879	4,009,520

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	12,800	$2,633,216
		17,053,268
Norway — 1.0%
Mowi ASA	105,600	2,686,287
Republic of Korea — 1.9%
Samsung Electronics Co. Ltd.	75,100	5,382,818
Singapore — 1.3%
DBS Group Holdings, Ltd.	167,000	3,705,892
Spain — 0.4%
Siemens Gamesa Renewable Energy SA (a)	31,600	1,054,991
Sweden — 2.3%
Essity AB Class B	41,700	1,382,693
Investor AB Class B	103,700	2,388,935
Lundin Energy AB (c)	12,400	439,966
Volvo AB Class B (c)	92,598	2,228,872
		6,440,466
Switzerland — 9.8%
ABB Ltd. Registered	106,900	3,628,666
Alcon, Inc.	43,400	3,040,033
Cie Financiere Richemont SA Registered	17,500	2,118,762
Nestle SA Registered	43,600	5,429,742
Novartis AG Registered	48,200	4,393,179
Roche Holding AG	10,600	3,994,828
UBS Group AG Registered	313,700	4,803,213
		27,408,423
United Kingdom — 14.3%
Ashtead Group PLC	29,800	2,213,426
Aviva PLC	388,200	2,182,951
Barratt Developments PLC	119,900	1,155,079
BHP Group PLC ADR	13,800	823,722
The British Land Co. PLC	417,000	2,859,135
Bunzl PLC	54,800	1,812,057
Entain PLC (a)	80,500	1,945,279
Glencore PLC (a)	384,200	1,645,289
IG Group Holdings PLC	46,000	538,623
Imperial Brands PLC	106,600	2,297,175
Inchcape PLC	130,500	1,388,183
Informa PLC (a)	236,100	1,641,181
Kingfisher PLC	175,000	882,931
Liberty Global PLC Class C (a)	9,300	251,472
Lloyds Banking Group PLC	3,815,600	2,468,350
Melrose Industries PLC	633,400	1,362,883
Persimmon PLC	67,500	2,766,993
Reckitt Benckiser Group PLC	12,900	1,141,666
Savills PLC	13,800	219,560
Smith & Nephew PLC	97,500	2,112,909

	Number of Shares	Value
Tesco PLC	1,124,605	$3,471,607
Unilever PLC	79,600	4,655,721
		39,836,192

TOTAL COMMON STOCK (Cost $237,575,146)		276,015,646

TOTAL EQUITIES (Cost $237,575,146)		276,015,646

MUTUAL FUNDS — 0.8%
United States — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,291,337	2,291,337

TOTAL MUTUAL FUNDS (Cost $2,291,337)		2,291,337

TOTAL LONG-TERM INVESTMENTS (Cost $239,866,483)		278,306,983

TOTAL INVESTMENTS — 99.9% (Cost $239,866,483) (e)		278,306,983

Other Assets/(Liabilities) — 0.1%		186,323

NET ASSETS — 100.0%		$278,493,306

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $801,723 or 0.29% of net assets.

(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $11,587,150 or 4.16% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,909,196 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	25.8%
Financial	18.8%
Industrial	13.6%
Consumer, Cyclical	12.8%
Technology	11.3%
Basic Materials	7.0%
Energy	3.4%
Utilities	3.2%
Communications	1.9%
Diversified	1.3%
Mutual Funds	0.8%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Basic Materials — 0.5%
Chemicals — 0.5%
Valvoline, Inc.	29,779	$966,626
Communications — 17.6%
Internet — 12.7%
Airbnb, Inc. Class A (a)	7,812	1,196,330
Amazon.com, Inc. (a)	3,261	11,218,362
Booking Holdings, Inc. (a)	364	796,465
Facebook, Inc. Class A (a)	20,985	7,296,694
Netflix, Inc. (a)	4,766	2,517,449
Snap, Inc. Class A (a)	12,704	865,650
		23,890,950
Media — 1.7%
Comcast Corp. Class A	56,793	3,238,337
Telecommunications — 3.2%
Motorola Solutions, Inc.	12,622	2,737,081
Verizon Communications, Inc.	59,433	3,330,031
		6,067,112
		33,196,399
Consumer, Cyclical — 7.6%
Auto Manufacturers — 1.2%
General Motors Co. (a)	39,186	2,318,636
Entertainment — 0.3%
Warner Music Group Corp. Class A (b)	14,269	514,255
Home Builders — 0.9%
D.R. Horton, Inc.	18,223	1,646,812
Retail — 5.2%
CarMax, Inc. (a)	14,654	1,892,564
The Home Depot, Inc.	11,840	3,775,657
O’Reilly Automotive, Inc. (a)	3,060	1,732,603
Target Corp.	10,488	2,535,369
		9,936,193
		14,415,896
Consumer, Non-cyclical — 20.1%
Beverages — 1.5%
Constellation Brands, Inc. Class A	12,165	2,845,272
Biotechnology — 0.4%
Seagen, Inc. (a)	4,256	671,937
Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	27,580	3,721,369
Food — 2.3%
The a2 Milk Co. Ltd. (a) (b)	45,223	203,461
Mondelez International, Inc. Class A	34,967	2,183,340

	Number of Shares	Value
Sysco Corp.	24,591	$1,911,950
		4,298,751
Health Care – Products — 1.7%
Alcon, Inc.	5,201	365,422
Avantor, Inc. (a)	35,838	1,272,608
The Cooper Cos., Inc.	2,755	1,091,724
Thermo Fisher Scientific, Inc.	1,113	561,475
		3,291,229
Health Care – Services — 5.4%
HCA Healthcare, Inc.	22,358	4,622,293
UnitedHealth Group, Inc.	13,846	5,544,492
		10,166,785
Household Products & Wares — 0.3%
Reckitt Benckiser Group PLC	7,066	625,349
Pharmaceuticals — 6.5%
AstraZeneca PLC Sponsored ADR (b)	68,875	4,125,613
Bayer AG Registered	7,210	437,948
CVS Health Corp.	42,572	3,552,208
Eli Lilly & Co.	16,187	3,715,240
Neurocrine Biosciences, Inc. (a)	4,464	434,436
		12,265,445
		37,886,137
Energy — 1.9%
Oil & Gas — 1.2%
Cabot Oil & Gas Corp.	66,656	1,163,814
Valero Energy Corp.	13,767	1,074,927
		2,238,741
Pipelines — 0.7%
Magellan Midstream Partners LP (c)	25,659	1,254,982
		3,493,723
Financial — 15.8%
Banks — 3.7%
CIT Group, Inc.	21,265	1,097,062
JP Morgan Chase & Co.	37,732	5,868,835
		6,965,897
Diversified Financial Services — 5.9%
Capital One Financial Corp.	26,708	4,131,460
Intercontinental Exchange, Inc.	26,866	3,188,994
Mastercard, Inc. Class A	7,821	2,855,369
Rocket Cos., Inc. Class A	51,217	991,049
		11,166,872
Insurance — 3.7%
The Allstate Corp.	11,852	1,545,975
Equitable Holdings, Inc.	120,298	3,663,074
The Progressive Corp.	17,808	1,748,924
		6,957,973

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.5%
Prologis, Inc.	39,950	$4,775,223
		29,865,965
Industrial — 11.5%
Aerospace & Defense — 1.8%
Raytheon Technologies Corp.	39,537	3,372,902
Building Materials — 1.2%
Vulcan Materials Co.	12,478	2,172,045
Electronics — 0.5%
Hubbell, Inc.	5,052	943,916
Environmental Controls — 0.7%
Waste Connections, Inc.	11,406	1,362,219
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	8,137	1,770,855
Machinery – Diversified — 2.5%
Otis Worldwide Corp.	38,968	3,186,413
Rockwell Automation, Inc.	5,234	1,497,029
		4,683,442
Transportation — 3.9%
Union Pacific Corp.	9,738	2,141,678
United Parcel Service, Inc. Class B	25,174	5,235,437
		7,377,115
		21,682,494
Technology — 23.0%
Computers — 3.8%
Accenture PLC Class A	9,792	2,886,584
Amdocs Ltd.	14,706	1,137,656
Apple, Inc.	23,587	3,230,475
		7,254,715
Semiconductors — 6.6%
Applied Materials, Inc.	29,754	4,236,970
QUALCOMM, Inc.	32,992	4,715,546
Texas Instruments, Inc.	17,809	3,424,671
		12,377,187
Software — 12.6%
Fiserv, Inc. (a)	24,103	2,576,370
Manhattan Associates, Inc. (a)	1,301	188,437
Microsoft Corp.	52,553	14,236,608
Snowflake, Inc. Class A (a)	2,659	642,946
VMware, Inc. Class A (a)	11,882	1,900,764
Workday, Inc. Class A (a)	10,106	2,412,706
Zynga, Inc. Class A (a)	168,756	1,793,876
		23,751,707
		43,383,609

	Number of Shares	Value
Utilities — 1.9%
Electric — 1.5%
FirstEnergy Corp.	73,663	$2,741,000
Water — 0.4%
American Water Works Co., Inc.	5,375	828,449
		3,569,449

TOTAL COMMON STOCK (Cost $140,103,834)		188,460,298

TOTAL EQUITIES (Cost $140,103,834)		188,460,298

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	13,353	13,353

TOTAL MUTUAL FUNDS (Cost $13,353)		13,353

TOTAL LONG-TERM INVESTMENTS (Cost $140,117,187)		188,473,651

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$579,678	579,678

TOTAL SHORT-TERM INVESTMENTS (Cost $579,678)		579,678

TOTAL INVESTMENTS — 100.2% (Cost $140,696,865) (f)		189,053,329

Other Assets/(Liabilities) — (0.2)%		(319,638)

NET ASSETS — 100.0%		$188,733,691

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $4,758,693 or 2.52% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,859,167 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $579,678. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $591,305.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Basic Materials — 4.1%
Chemicals — 3.2%
Axalta Coating Systems Ltd. (a)	35,000	$1,067,151
DuPont de Nemours, Inc.	49,467	3,829,240
FMC Corp.	9,348	1,011,454
PPG Industries, Inc.	5,858	994,513
		6,902,358
Mining — 0.9%
Kinross Gold Corp.	118,905	755,047
Newmont Corp.	19,498	1,235,783
		1,990,830
		8,893,188
Communications — 8.7%
Internet — 3.9%
Alphabet, Inc. Class A (a)	1,874	4,575,914
Facebook, Inc. Class A (a)	8,121	2,823,753
NortonLifeLock, Inc.	42,830	1,165,833
		8,565,500
Media — 1.0%
Charter Communications, Inc. Class A (a)	2,859	2,062,626
Telecommunications — 3.8%
Cisco Systems, Inc.	110,079	5,834,187
T-Mobile US, Inc. (a)	16,468	2,385,060
		8,219,247
		18,847,373
Consumer, Cyclical — 10.8%
Apparel — 1.1%
Tapestry, Inc. (a)	56,241	2,445,359
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	17,670	702,206
Lear Corp.	4,408	772,634
		1,474,840
Distribution & Wholesale — 0.8%
LKQ Corp. (a)	35,328	1,738,844
Home Builders — 0.6%
Lennar Corp. Class A	13,423	1,333,575
Home Furnishing — 1.0%
Sony Group Corp. Sponsored ADR	22,774	2,214,088
Leisure Time — 1.2%
Harley-Davidson, Inc.	33,993	1,557,559
Polaris, Inc.	6,763	926,261
		2,483,820

	Number of Shares	Value
Lodging — 0.7%
Las Vegas Sands Corp. (a)	28,747	$1,514,679
Retail — 3.7%
AutoZone, Inc. (a)	2,950	4,402,049
Kohl’s Corp.	20,256	1,116,308
Lowe’s Cos., Inc.	6,672	1,294,168
The TJX Cos., Inc.	19,088	1,286,913
		8,099,438
Textiles — 1.0%
Mohawk Industries, Inc. (a)	11,092	2,131,772
		23,436,415
Consumer, Non-cyclical — 19.9%
Beverages — 1.0%
Coca-Cola Europacific Partners PLC	36,182	2,146,316
Commercial Services — 1.1%
United Rentals, Inc. (a)	7,550	2,408,526
Food — 0.6%
US Foods Holding Corp. (a)	33,979	1,303,435
Health Care – Products — 1.3%
Avantor, Inc. (a)	77,502	2,752,096
Health Care – Services — 4.9%
Anthem, Inc.	10,886	4,156,275
Centene Corp. (a)	34,710	2,531,400
UnitedHealth Group, Inc.	9,755	3,906,292
		10,593,967
Pharmaceuticals — 11.0%
AbbVie, Inc.	18,594	2,094,428
AmerisourceBergen Corp.	13,519	1,547,790
Cigna Corp.	18,083	4,286,937
CVS Health Corp.	24,874	2,075,487
Johnson & Johnson	40,376	6,651,542
McKesson Corp.	8,487	1,623,054
Novartis AG Sponsored ADR	35,118	3,204,166
Pfizer, Inc.	62,093	2,431,562
		23,914,966
		43,119,306
Energy — 7.8%
Oil & Gas — 6.8%
BP PLC Sponsored ADR	34,865	921,133
Canadian Natural Resources Ltd.	53,415	1,937,896
ConocoPhillips	74,023	4,508,001
EOG Resources, Inc.	8,721	727,680
HollyFrontier Corp.	30,885	1,016,117
Marathon Petroleum Corp.	52,657	3,181,536
Pioneer Natural Resources Co.	14,710	2,390,669
		14,683,032

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.0%
Schlumberger NV	68,108	$2,180,137
		16,863,169
Financial — 21.6%
Banks — 11.7%
Bank of America Corp.	95,308	3,929,549
Citigroup, Inc.	47,696	3,374,492
Fifth Third Bancorp	40,282	1,539,981
The Goldman Sachs Group, Inc.	7,846	2,977,792
JP Morgan Chase & Co.	44,203	6,875,335
Truist Financial Corp.	68,366	3,794,313
Wells Fargo & Co.	63,309	2,867,264
		25,358,726
Diversified Financial Services — 2.5%
Capital One Financial Corp.	16,359	2,530,574
The Charles Schwab Corp.	40,149	2,923,249
		5,453,823
Insurance — 7.4%
Aflac, Inc.	17,336	930,250
American International Group, Inc.	32,349	1,539,812
Berkshire Hathaway, Inc. Class B (a)	22,260	6,186,499
Chubb Ltd.	21,384	3,398,773
Everest Re Group Ltd.	6,906	1,740,381
The Progressive Corp.	23,671	2,324,729
		16,120,444
		46,932,993
Industrial — 13.0%
Aerospace & Defense — 3.4%
The Boeing Co. (a)	8,139	1,949,779
General Dynamics Corp.	13,146	2,474,866
Howmet Aerospace, Inc. (a)	58,471	2,015,495
Northrop Grumman Corp.	2,681	974,356
		7,414,496
Building Materials — 1.2%
CRH PLC Sponsored ADR	28,893	1,468,920
Owens Corning	11,792	1,154,437
		2,623,357
Electronics — 0.3%
Allegion PLC	5,335	743,166
Machinery – Construction & Mining — 1.8%
Caterpillar, Inc.	13,349	2,905,143
Vertiv Holdings Co.	34,557	943,406
		3,848,549
Machinery – Diversified — 4.1%
Deere & Co.	10,987	3,875,225

	Number of Shares	Value
Dover Corp.	9,879	$1,487,777
Otis Worldwide Corp.	25,117	2,053,817
Westinghouse Air Brake Technologies Corp.	17,866	1,470,372
		8,887,191
Miscellaneous - Manufacturing — 1.5%
Eaton Corp. PLC	21,485	3,183,647
Transportation — 0.7%
Union Pacific Corp.	6,594	1,450,218
		28,150,624
Technology — 11.3%
Computers — 0.4%
NetApp, Inc.	10,658	872,037
Semiconductors — 8.0%
Applied Materials, Inc.	29,099	4,143,698
KLA Corp.	4,214	1,366,221
Lam Research Corp.	3,409	2,218,236
Micron Technology, Inc. (a)	43,755	3,718,300
NXP Semiconductor NV	10,960	2,254,691
Qorvo, Inc. (a)	9,495	1,857,697
QUALCOMM, Inc.	12,966	1,853,230
		17,412,073
Software — 2.9%
Fidelity National Information Services, Inc.	16,307	2,310,213
Oracle Corp.	31,042	2,416,309
SS&C Technologies Holdings, Inc	21,247	1,531,059
		6,257,581
		24,541,691
Utilities — 1.6%
Electric — 1.6%
CenterPoint Energy, Inc.	73,610	1,804,917
Dominion Energy, Inc.	23,469	1,726,614
		3,531,531
		3,531,531

TOTAL COMMON STOCK (Cost $157,854,146)		214,316,290

TOTAL EQUITIES (Cost $157,854,146)		214,316,290

TOTAL LONG-TERM INVESTMENTS (Cost $157,854,146)		214,316,290

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (b)	$2,658,417	$2,658,417

TOTAL SHORT-TERM INVESTMENTS (Cost $2,658,417)		2,658,417

TOTAL INVESTMENTS — 100.0% (Cost $160,512,563) (c)		216,974,707

Other Assets/(Liabilities) — (0.0)%		(71,522)

NET ASSETS — 100.0%		$216,903,185

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $2,658,417. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,711,649.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.9%
Austria — 0.3%
Erste Group Bank AG	29,926	$1,097,003
Canada — 2.6%
Canadian National Railway Co. (a)	62,840	6,630,877
Canadian Pacific Railway Ltd.	46,515	3,577,469
		10,208,346
Denmark — 0.6%
Carlsberg A/S Class B	12,249	2,286,735
France — 11.3%
Air Liquide SA	20,625	3,613,997
Danone SA	99,724	7,023,352
EssilorLuxottica SA	8,400	1,551,039
Hermes International	959	1,398,267
Legrand SA	43,676	4,625,458
LVMH Moet Hennessy Louis Vuitton SE	12,256	9,623,006
Pernod Ricard SA	27,237	6,045,482
Schneider Electric SE	69,280	10,905,679
		44,786,280
Germany — 3.9%
Bayer AG Registered	70,794	4,300,148
Brenntag SE	22,370	2,080,408
Deutsche Boerse AG	10,936	1,908,893
Merck KGaA	26,572	5,101,024
MTU Aero Engines AG	7,577	1,877,354
		15,267,827
Ireland — 9.1%
Accenture PLC Class A	32,471	9,572,126
Aon PLC Class A	18,003	4,298,396
Linde PLC (b)	23,871	6,897,227
Linde PLC	6,297	1,820,463
Medtronic PLC	90,881	11,281,059
Willis Towers Watson PLC	9,063	2,084,671
		35,953,942
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	31,903	3,704,895
Japan — 2.0%
Hoya Corp.	15,700	2,080,860
Kubota Corp. (a)	214,700	4,340,762
Olympus Corp.	71,000	1,410,592
		7,832,214
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	135,204	870,612

	Number of Shares	Value
Netherlands — 3.1%
Akzo Nobel NV	41,975	$5,187,089
Heineken NV (a)	54,446	6,600,433
Wolters Kluwer NV	6,146	617,720
		12,405,242
Republic of Korea — 1.0%
Samsung Electronics Co. Ltd.	55,322	3,965,223
Spain — 0.8%
Aena SME SA (b) (c)	20,378	3,341,365
Sweden — 1.7%
Essity AB Class B	203,057	6,732,988
Switzerland — 8.1%
Adecco Group AG Registered	24,209	1,645,474
Cie Financiere Richemont SA Registered	41,408	5,013,354
Julius Baer Group Ltd.	25,739	1,678,718
Nestle SA Registered	75,395	9,389,343
Roche Holding AG	26,854	10,120,483
Sonova Holding AG Registered	3,540	1,332,107
UBS Group AG Registered	202,663	3,103,072
		32,282,551
United Kingdom — 7.4%
Aptiv PLC (b)	13,573	2,135,440
Burberry Group PLC (b)	89,195	2,554,638
Compass Group PLC (b)	124,831	2,632,819
Diageo PLC	192,825	9,240,850
Reckitt Benckiser Group PLC	66,625	5,896,393
Rolls-Royce Holdings PLC (b)	1,412,006	1,937,118
Whitbread PLC (b)	42,073	1,820,785
WPP PLC	218,988	2,964,639
		29,182,682
United States — 45.9%
3M Co.	28,846	5,729,681
Abbott Laboratories	48,448	5,616,577
American Express Co.	30,778	5,085,449
Amphenol Corp. Class A	32,052	2,192,677
The Bank of New York Mellon Corp.	20,260	1,037,920
Boston Scientific Corp. (b)	124,806	5,336,705
Carrier Global Corp.	21,923	1,065,458
The Charles Schwab Corp.	78,751	5,733,860
Cisco Systems, Inc.	29,445	1,560,585
Cognizant Technology Solutions Corp. Class A	48,519	3,360,426
Colgate-Palmolive Co.	41,907	3,409,134
Comcast Corp. Class A	230,746	13,157,137
The Cooper Cos., Inc.	9,503	3,765,754
eBay, Inc.	59,810	4,199,260
Equifax, Inc.	20,520	4,914,745

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	38,123	$5,400,885
Fiserv, Inc. (b)	46,550	4,975,729
The Goldman Sachs Group, Inc.	17,426	6,613,690
Honeywell International, Inc.	39,392	8,640,635
International Flavors & Fragrances, Inc.	13,888	2,074,867
Kansas City Southern	18,554	5,257,647
Liberty Broadband Corp. Class C (b)	24,867	4,318,403
Marriott International, Inc. Class A (b)	15,233	2,079,609
Microchip Technology, Inc.	13,100	1,961,594
Omnicom Group, Inc.	12,363	988,916
Oracle Corp.	77,957	6,068,173
Otis Worldwide Corp.	25,381	2,075,404
PayPal Holdings, Inc. (b)	17,739	5,170,564
PPG Industries, Inc.	26,875	4,562,569
State Street Corp.	17,177	1,413,324
Stryker Corp.	26,109	6,781,291
Thermo Fisher Scientific, Inc.	25,166	12,695,492
Union Pacific Corp.	15,225	3,348,434
United Parcel Service, Inc. Class B	21,064	4,380,680
Visa, Inc. Class A	50,241	11,747,351
The Walt Disney Co. (b)	40,844	7,179,150
Waters Corp. (b)	11,346	3,921,291
Zimmer Biomet Holdings, Inc.	23,211	3,732,793
		181,553,859

TOTAL COMMON STOCK (Cost $282,714,433)		391,471,764

TOTAL EQUITIES (Cost $282,714,433)		391,471,764

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	970,869	970,869

TOTAL MUTUAL FUNDS (Cost $970,869)		970,869

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	105,484	$70,684

TOTAL WARRANTS (Cost $0)		70,684

TOTAL LONG-TERM INVESTMENTS (Cost $283,685,302)		392,513,317

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$4,152,178	4,152,178

TOTAL SHORT-TERM INVESTMENTS (Cost $4,152,178)		4,152,178

TOTAL INVESTMENTS — 100.2% (Cost $287,837,480) (f)		396,665,495

Other Assets/(Liabilities) — (0.2)%		(771,567)

NET ASSETS — 100.0%		$395,893,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $5,179,070 or 1.31% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,473,446 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $3,341,365 or 0.84% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)

Maturity value of $4,152,178. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $4,235,290.

(f)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	35.7%
Industrial	19.2%
Financial	11.8%
Technology	9.9%
Communications	8.8%
Consumer, Cyclical	6.9%
Basic Materials	6.6%
Mutual Funds	0.2%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Basic Materials — 2.5%
Chemicals — 2.5%
DuPont de Nemours, Inc.	17,584	$1,361,177
PPG Industries, Inc.	6,702	1,137,799
The Sherwin-Williams Co.	6,478	1,764,931
		4,263,907
Communications — 11.3%
Internet — 8.9%
Alphabet, Inc. Class A (a)	3,435	8,387,549
Alphabet, Inc. Class C (a)	1,197	3,000,065
Facebook, Inc. Class A (a)	10,770	3,744,837
		15,132,451
Media — 2.4%
Cable One, Inc.	508	971,707
Comcast Corp. Class A	55,940	3,189,699
		4,161,406
		19,293,857
Consumer, Cyclical — 9.8%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton SE	3,216	2,525,097
NIKE, Inc. Class B	10,685	1,650,725
		4,175,822
Retail — 7.4%
Costco Wholesale Corp.	4,604	1,821,665
Dollar General Corp.	8,793	1,902,717
The Home Depot, Inc.	7,940	2,531,987
Starbucks Corp.	10,502	1,174,229
Target Corp.	12,490	3,019,332
Tractor Supply Co.	11,446	2,129,643
		12,579,573
		16,755,395
Consumer, Non-cyclical — 24.1%
Beverages — 2.5%
Diageo PLC	46,654	2,235,823
Pernod Ricard SA	8,984	1,994,075
		4,229,898
Biotechnology — 1.9%
Illumina, Inc. (a)	3,008	1,423,415
Vertex Pharmaceuticals, Inc. (a)	9,346	1,884,434
		3,307,849
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	20,464	1,664,746

	Number of Shares	Value
The Estee Lauder Cos., Inc. Class A	3,227	$1,026,444
		2,691,190
Food — 1.8%
Danone SA	26,307	1,852,747
Mondelez International, Inc. Class A	19,659	1,227,508
		3,080,255
Health Care – Products — 5.2%
Danaher Corp.	9,268	2,487,160
Medtronic PLC	26,508	3,290,438
Thermo Fisher Scientific, Inc.	6,182	3,118,634
		8,896,232
Health Care – Services — 0.6%
ICON PLC (a) (b)	4,532	936,810
Household Products & Wares — 0.8%
Kimberly-Clark Corp.	10,087	1,349,439
Pharmaceuticals — 9.7%
Becton Dickinson and Co.	11,230	2,731,024
Cigna Corp.	6,167	1,462,011
Eli Lilly & Co.	10,207	2,342,711
Johnson & Johnson	22,042	3,631,199
Merck & Co., Inc.	31,307	2,434,745
PRA Health Sciences, Inc. (a)	14,750	2,436,847
Zoetis, Inc.	8,750	1,630,650
		16,669,187
		41,160,860
Energy — 1.1%
Oil & Gas — 0.8%
ConocoPhillips	23,398	1,424,938
Pipelines — 0.3%
Enterprise Products Partners LP (c)	20,754	500,794
		1,925,732
Financial — 19.8%
Banks — 7.9%
Bank of America Corp.	100,357	4,137,719
The Goldman Sachs Group, Inc.	7,906	3,000,564
JP Morgan Chase & Co.	29,017	4,513,305
Truist Financial Corp.	34,202	1,898,211
		13,549,799
Diversified Financial Services — 6.5%
The Charles Schwab Corp.	18,311	1,333,224
Mastercard, Inc. Class A	8,776	3,204,030
Nasdaq, Inc.	15,464	2,718,571
Visa, Inc. Class A	16,225	3,793,729
		11,049,554
Insurance — 0.9%
Chubb Ltd.	9,696	1,541,082

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Private Equity — 0.8%
The Blackstone Group, Inc.	15,061	$1,463,026
Real Estate Investment Trusts (REITS) — 3.7%
American Tower Corp.	13,267	3,583,947
Equinix, Inc.	2,805	2,251,293
Rayonier, Inc.	13,351	479,702
		6,314,942
		33,918,403
Industrial — 9.9%
Aerospace & Defense — 1.1%
Howmet Aerospace, Inc. (a)	14,499	499,781
Raytheon Technologies Corp.	15,936	1,359,500
		1,859,281
Building Materials — 1.5%
Johnson Controls International PLC	22,715	1,558,930
Masco Corp.	16,082	947,391
		2,506,321
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	11,661	1,556,743
Electronics — 3.7%
Fortive Corp.	18,879	1,316,622
Honeywell International, Inc.	15,160	3,325,346
TE Connectivity Ltd.	12,477	1,687,015
		6,328,983
Packaging & Containers — 1.2%
Crown Holdings, Inc.	20,039	2,048,186
Transportation — 1.5%
Canadian National Railway Co.	20,260	2,137,835
Old Dominion Freight Line, Inc.	1,671	424,100
		2,561,935
		16,861,449
Technology — 20.3%
Computers — 4.6%
Accenture PLC Class A	7,024	2,070,605
Amdocs Ltd.	24,505	1,895,707
Apple, Inc.	28,533	3,907,879
		7,874,191
Semiconductors — 3.4%
Analog Devices, Inc.	10,863	1,870,174
Applied Materials, Inc.	7,761	1,105,167
Texas Instruments, Inc.	15,160	2,915,268
		5,890,609
Software — 12.3%
Adobe, Inc. (a)	5,214	3,053,527
Electronic Arts, Inc.	17,822	2,563,338

	Number of Shares	Value
Fidelity National Information Services, Inc.	20,462	$2,898,852
Fiserv, Inc. (a)	11,926	1,274,770
Microsoft Corp.	33,650	9,115,785
salesforce.com, Inc. (a)	8,542	2,086,554
		20,992,826
		34,757,626
Utilities — 0.5%
Electric — 0.5%
American Electric Power Co., Inc.	11,091	938,188

TOTAL COMMON STOCK (Cost $86,031,344)		169,875,417

TOTAL EQUITIES (Cost $86,031,344)		169,875,417

TOTAL LONG-TERM INVESTMENTS (Cost $86,031,344)		169,875,417

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$1,412,391	1,412,391

TOTAL SHORT-TERM INVESTMENTS (Cost $1,412,391)		1,412,391

TOTAL INVESTMENTS — 100.1% (Cost $87,443,735) (e)		171,287,808

Other Assets/(Liabilities) — (0.1)%		(215,923)

NET ASSETS — 100.0%		$171,071,885

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $960,183 or 0.56% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $990,519 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)

Maturity value of $1,412,391. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,440,682.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Basic Materials — 5.1%
Chemicals — 5.1%
Atotech Ltd. (a)	102,352	$2,613,047
Element Solutions, Inc.	112,657	2,633,921
International Flavors & Fragrances, Inc.	43,705	6,529,527
Linde PLC	8,395	2,426,994
		14,203,489
Communications — 4.1%
Media — 3.2%
Altice USA, Inc. Class A (a)	69,422	2,370,067
Comcast Corp. Class A	113,932	6,496,403
		8,866,470
Telecommunications — 0.9%
T-Mobile US, Inc. (a)	17,163	2,485,717
		11,352,187
Consumer, Cyclical — 9.0%
Apparel — 0.7%
Ralph Lauren Corp.	17,667	2,081,349
Entertainment — 1.8%
Marriott Vacations Worldwide Corp. (a)	14,321	2,281,335
SeaWorld Entertainment, Inc. (a)	53,873	2,690,418
		4,971,753
Food Services — 0.5%
Aramark	40,645	1,514,026
Home Builders — 1.1%
Lennar Corp. Class A	30,162	2,996,595
Lodging — 1.7%
Las Vegas Sands Corp. (a)	37,747	1,988,890
MGM Resorts International	66,377	2,830,979
		4,819,869
Retail — 3.2%
Advance Auto Parts, Inc.	18,913	3,879,813
Lowe’s Cos., Inc.	25,826	5,009,469
		8,889,282
		25,272,874
Consumer, Non-cyclical — 24.4%
Agriculture — 1.9%
Altria Group, Inc.	39,544	1,885,458
Philip Morris International, Inc.	34,441	3,413,447
		5,298,905
Beverages — 3.1%
Coca-Cola Europacific Partners PLC	106,841	6,337,808

	Number of Shares	Value
Molson Coors Beverage Co. Class B (a)	40,981	$2,200,270
		8,538,078
Biotechnology — 1.5%
Corteva, Inc.	94,830	4,205,710
Commercial Services — 0.9%
PROG Holdings, Inc.	24,167	1,163,158
Quanta Services, Inc.	16,169	1,464,426
		2,627,584
Cosmetics & Personal Care — 1.4%
The Procter & Gamble Co.	28,804	3,886,524
Health Care – Products — 3.6%
Envista Holdings Corp. (a)	34,738	1,501,029
Hologic, Inc. (a)	13,538	903,255
LivaNova PLC (a)	24,792	2,085,255
Medtronic PLC	43,683	5,422,371
		9,911,910
Health Care – Services — 3.6%
Anthem, Inc.	6,427	2,453,829
Humana, Inc.	3,389	1,500,378
UnitedHealth Group, Inc.	15,164	6,072,272
		10,026,479
Pharmaceuticals — 8.4%
Becton Dickinson and Co.	7,914	1,924,606
Cigna Corp.	18,389	4,359,480
CVS Health Corp.	72,279	6,030,960
Johnson & Johnson	20,281	3,341,092
Merck & Co., Inc.	101,795	7,916,597
		23,572,735
		68,067,925
Energy — 6.1%
Oil & Gas — 6.1%
Hess Corp.	75,141	6,561,312
Phillips 66	75,064	6,441,992
Pioneer Natural Resources Co.	14,809	2,406,759
Valero Energy Corp.	21,523	1,680,516
		17,090,579
Financial — 26.2%
Banks — 11.0%
Citigroup, Inc.	20,267	1,433,890
The Goldman Sachs Group, Inc.	8,003	3,037,379
JP Morgan Chase & Co.	45,704	7,108,800
Northern Trust Corp.	44,599	5,156,536
US Bancorp	108,547	6,183,923
Wells Fargo & Co.	171,146	7,751,202
		30,671,730

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.8%
AerCap Holdings NV (a)	28,978	$1,483,963
American Express Co.	32,094	5,302,892
Discover Financial Services	20,564	2,432,515
Navient Corp.	66,211	1,279,859
SLM Corp.	138,068	2,891,144
		13,390,373
Insurance — 6.1%
American International Group, Inc.	40,608	1,932,941
Aon PLC Class A	14,777	3,528,156
Assurant, Inc.	13,754	2,148,100
Axis Capital Holdings Ltd.	21,504	1,053,911
Chubb Ltd.	29,756	4,729,419
Fidelity National Financial, Inc.	33,317	1,447,957
Willis Towers Watson PLC	9,016	2,073,860
		16,914,344
Real Estate — 0.7%
The Howard Hughes Corp. (a)	21,353	2,081,063
Real Estate Investment Trusts (REITS) — 3.6%
American Campus Communities, Inc.	42,762	1,997,841
Corporate Office Properties Trust	94,672	2,649,869
MGM Growth Properties LLC Class A	83,744	3,066,705
VICI Properties, Inc. (b)	75,728	2,349,083
		10,063,498
		73,121,008
Industrial — 13.9%
Aerospace & Defense — 4.6%
General Dynamics Corp.	34,097	6,419,101
Raytheon Technologies Corp.	74,615	6,365,406
		12,784,507
Building Materials — 0.4%
Owens Corning	11,719	1,147,290
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	15,679	1,508,947
Engineering & Construction — 1.5%
AECOM (a)	39,523	2,502,597
Jacobs Engineering Group, Inc.	12,062	1,609,312
		4,111,909
Hand & Machine Tools — 1.8%
Stanley Black & Decker, Inc.	25,218	5,169,438
Machinery – Construction & Mining — 1.6%
BWX Technologies, Inc.	24,925	1,448,641
Vertiv Holdings Co.	110,394	3,013,756
		4,462,397

	Number of Shares	Value
Machinery – Diversified — 2.7%
Deere & Co.	17,553	$6,191,119
Westinghouse Air Brake Technologies Corp.	15,885	1,307,335
		7,498,454
Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	14,093	2,296,454
		38,979,396
Technology — 6.0%
Computers — 1.4%
Cognizant Technology Solutions Corp. Class A	58,736	4,068,055
Semiconductors — 2.7%
Broadcom, Inc.	5,695	2,715,604
Microchip Technology, Inc.	14,868	2,226,334
QUALCOMM, Inc.	12,119	1,732,169
Texas Instruments, Inc.	4,347	835,928
		7,510,035
Software — 1.9%
Oracle Corp.	68,689	5,346,752
		16,924,842
Utilities — 4.9%
Electric — 4.9%
CenterPoint Energy, Inc.	214,976	5,271,212
Edison International	27,777	1,606,066
Entergy Corp.	25,866	2,578,840
Exelon Corp.	96,691	4,284,378
		13,740,496

TOTAL COMMON STOCK (Cost $202,982,369)		278,752,796

TOTAL EQUITIES (Cost $202,982,369)		278,752,796

TOTAL LONG-TERM INVESTMENTS (Cost $202,982,369)		278,752,796

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$795,735	$795,735

TOTAL SHORT-TERM INVESTMENTS (Cost $795,735)		795,735

TOTAL INVESTMENTS — 100.0% (Cost $203,778,104) (d)		279,548,531

Other Assets/(Liabilities) — (0.0)%		(110,293)

NET ASSETS — 100.0%		$279,438,238

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,327,069 or 0.83% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,373,824 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $795,735. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $811,696.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%
COMMON STOCK — 97.3%
Australia — 2.6%
AMP Ltd.	1,189,994	$1,007,142
Brambles Ltd.	167,300	1,435,133
Orica Ltd.	211,762	2,109,988
		4,552,263
Belgium — 1.3%
Anheuser-Busch InBev SA	30,700	2,210,837
Canada — 3.3%
Cenovus Energy, Inc.	238,515	2,282,017
Open Text Corp.	47,212	2,397,544
Restaurant Brands International, Inc.	16,900	1,089,036
		5,768,597
Cayman Islands — 1.9%
Alibaba Group Holding Ltd. (a)	57,160	1,619,503
Alibaba Group Holding Ltd. Sponsored ADR (a)	7,080	1,605,602
		3,225,105
Finland — 0.8%
UPM-Kymmene OYJ	37,600	1,422,439
France — 11.2%
Accor SA (a)	97,900	3,658,132
BNP Paribas SA	98,876	6,192,020
Capgemini SE	10,530	2,024,823
Danone SA	23,200	1,633,927
Danone SA	3,800	266,914
EssilorLuxottica SA	5,048	932,100
Publicis Groupe SA	38,405	2,457,649
Valeo SA	72,010	2,168,807
		19,334,372
Germany — 24.9%
Allianz SE Registered	24,000	5,984,066
Bayer AG Registered	106,594	6,474,700
Bayer AG Registered	500	30,436
Bayerische Motoren Werke AG	60,850	6,446,179
Continental AG (a)	38,255	5,625,517
Daimler AG Registered	70,103	6,262,321
Fresenius Medical Care AG & Co. KGaA	49,000	4,070,367
Fresenius SE & Co. KGaA	20,900	1,090,572
Henkel AG & Co. KGaA	9,900	911,517
SAP SE	21,800	3,075,924
thyssenkrupp AG (a)	500	5,191
thyssenkrupp AG (a)	271,574	2,830,600
		42,807,390

	Number of Shares	Value
India — 1.5%
Axis Bank Ltd. (a)	248,642	$2,508,229
Indonesia — 0.5%
Bank Mandiri Persero Tbk PT	2,017,700	819,351
Ireland — 1.2%
Ryanair Holdings PLC Sponsored ADR (a)	19,510	2,111,177
Italy — 4.0%
Intesa Sanpaolo SpA	2,495,100	6,886,614
Japan — 2.2%
Komatsu Ltd.	44,700	1,110,608
Toyota Motor Corp.	30,400	2,653,847
		3,764,455
Mexico — 1.4%
Grupo Televisa SAB Sponsored ADR	174,600	2,493,288
Netherlands — 4.8%
CNH Industrial NV	308,653	5,099,791
EXOR NV	39,000	3,121,494
		8,221,285
Republic of Korea — 1.4%
NAVER Corp.	6,175	2,289,809
Samsung Electronics Co. Ltd.	1,050	75,259
		2,365,068
South Africa — 2.6%
Naspers Ltd.	21,335	4,481,920
Spain — 1.3%
Amadeus IT Group SA (a)	31,800	2,236,377
Sweden — 3.7%
Hennes & Mauritz AB Class B (a)	110,618	2,624,993
SKF AB Class B	72,491	1,846,733
Volvo AB Class B (b)	78,970	1,900,840
		6,372,566
Switzerland — 9.3%
Cie Financiere Richemont SA Registered	11,940	1,445,601
Credit Suisse Group AG Registered	540,109	5,652,904
Holcim Ltd.	39,159	2,349,403
Novartis AG Registered	31,500	2,871,061
Roche Holding AG	6,495	2,447,775
The Swatch Group AG	3,775	1,295,677
		16,062,421
United Kingdom — 17.4%
Bunzl PLC	17,900	591,895
Compass Group PLC (a)	68,300	1,440,520
Glencore PLC	1,364,044	5,841,349
Liberty Global PLC Class C (a)	6,400	173,056
Liberty Global PLC Series A (a)	125,000	3,395,000

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lloyds Banking Group PLC	11,173,000	$7,227,925
Natwest Group PLC	984,400	2,766,049
Prudential PLC	111,000	2,106,096
Rolls-Royce Holdings PLC (a)	690,380	947,126
Schroders PLC	46,200	2,247,960
Smiths Group PLC	41,600	916,570
WPP PLC	165,692	2,243,123
		29,896,669

TOTAL COMMON STOCK (Cost $133,821,477)		167,540,423

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 2.130%	3,300	348,412

TOTAL PREFERRED STOCK (Cost $326,253)		348,412

TOTAL EQUITIES (Cost $134,147,730)		167,888,835

	Principal Amount
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
United Kingdom — 0.3%
Credit Suisse Group Guernsey VII Ltd.
Convertible, 3.000% 11/12/21 CHF (c) (d)	$200,000	241,773
Convertible, 3.000% 11/12/21 CHF (c) (d)	198,000	239,697
		481,470

TOTAL CORPORATE DEBT (Cost $437,024)		481,470

TOTAL BONDS & NOTES (Cost $437,024)		481,470

TOTAL LONG-TERM INVESTMENTS (Cost $134,584,754)		168,370,305

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (e)	$3,087,109	$3,087,109

TOTAL SHORT-TERM INVESTMENTS (Cost $3,087,109)		3,087,109

TOTAL INVESTMENTS — 99.6% (Cost $137,671,863) (f)		171,457,414

Other Assets/(Liabilities) — 0.4%		707,721

NET ASSETS — 100.0%		$172,165,135

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,041,650 or 1.19% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,146,132 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $481,470 or 0.28% of net assets.

(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)

Maturity value of $3,087,109. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $3,148,931.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Financial	27.2%
Consumer, Cyclical	22.8%
Consumer, Non-cyclical	15.7%
Communications	12.1%
Industrial	8.4%
Basic Materials	5.9%
Technology	4.4%
Energy	1.3%
Total Long-Term Investments	97.8%
Short-Term Investments and Other Assets and Liabilities	2.2%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co*	12/15/21	USD	2,139,997	CHF	1,915,000	$60,628

* Contracts are subject to a Master Netting Agreement.

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%
COMMON STOCK — 98.9%
Communications — 30.2%
Internet — 24.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	26,286	$5,961,139
Alphabet, Inc. Class A (a)	2,080	5,078,923
Alphabet, Inc. Class C (a)	2,090	5,238,209
Amazon.com, Inc. (a)	2,955	10,165,673
Facebook, Inc. Class A (a)	27,506	9,564,111
		36,008,055
Media — 4.5%
FactSet Research Systems, Inc.	5,500	1,845,855
The Walt Disney Co. (a)	27,453	4,825,414
		6,671,269
Telecommunications — 1.6%
Cisco Systems, Inc.	46,525	2,465,825
		45,145,149
Consumer, Cyclical — 4.6%
Retail — 4.6%
Starbucks Corp.	34,011	3,802,770
Yum China Holdings, Inc.	21,762	1,441,732
Yum! Brands, Inc.	14,691	1,689,906
		6,934,408
		6,934,408
Consumer, Non-cyclical — 18.3%
Beverages — 3.0%
Monster Beverage Corp. (a)	49,156	4,490,401
Biotechnology — 5.8%
Illumina, Inc. (a)	8,176	3,868,965
Regeneron Pharmaceuticals, Inc. (a)	6,659	3,719,318
Vertex Pharmaceuticals, Inc. (a)	5,103	1,028,918
		8,617,201
Commercial Services — 0.6%
Automatic Data Processing, Inc.	5,001	993,299
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	23,449	1,907,576
Health Care – Products — 1.3%
Intuitive Surgical, Inc. (a)	2,071	1,904,574
Pharmaceuticals — 6.3%
Novartis AG Sponsored ADR	48,527	4,427,604
Novo Nordisk A/S Sponsored ADR	16,511	1,383,126
Roche Holding AG Sponsored ADR	77,410	3,637,496
		9,448,226
		27,361,277

	Number of Shares	Value
Energy — 1.6%
Oil & Gas Services — 1.6%
Schlumberger NV	76,230	$2,440,122
Financial — 6.8%
Diversified Financial Services — 6.8%
SEI Investments Co.	31,556	1,955,525
Visa, Inc. Class A	34,768	8,129,454
		10,084,979
		10,084,979
Industrial — 10.8%
Aerospace & Defense — 4.4%
The Boeing Co. (a)	27,176	6,510,283
Machinery – Diversified — 3.9%
Deere & Co.	16,606	5,857,102
Transportation — 2.5%
Expeditors International of Washington, Inc.	29,093	3,683,174
		16,050,559
Technology — 26.6%
Semiconductors — 8.0%
NVIDIA Corp.	11,386	9,109,938
QUALCOMM, Inc.	20,232	2,891,760
		12,001,698
Software — 18.6%
Autodesk, Inc. (a)	22,517	6,572,712
Cerner Corp.	23,435	1,831,680
Microsoft Corp.	23,156	6,272,961
Oracle Corp.	74,704	5,814,959
salesforce.com, Inc. (a)	21,856	5,338,765
Workday, Inc. Class A (a)	7,793	1,860,501
		27,691,578
		39,693,276

TOTAL COMMON STOCK (Cost $75,252,162)		147,709,770

TOTAL EQUITIES (Cost $75,252,162)		147,709,770

TOTAL LONG-TERM INVESTMENTS (Cost $75,252,162)		147,709,770

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (b)	$1,755,770	$1,755,770

TOTAL SHORT-TERM INVESTMENTS (Cost $1,755,770)		1,755,770

TOTAL INVESTMENTS — 100.1% (Cost $77,007,932) (c)		149,465,540

Other Assets/(Liabilities) — (0.1)%		(114,419)

NET ASSETS — 100.0%		$149,351,121

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $1,755,770. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,790,908.

(c)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	87.0%
Switzerland	5.4%
Cayman Islands	4.0%
Netherlands	1.6%
Denmark	0.9%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	875	$251,719
Albemarle Corp. (a)	476	80,187
Celanese Corp. (a)	464	70,342
CF Industries Holdings, Inc. (a)	811	41,726
Dow, Inc. (a)	2,977	188,385
DuPont de Nemours, Inc. (a)	2,117	163,877
Eastman Chemical Co. (a)	508	59,309
Ecolab, Inc. (a)	993	204,528
FMC Corp. (a)	489	52,910
International Flavors & Fragrances, Inc. (a)	974	145,516
Linde PLC (a)	2,034	588,029
LyondellBasell Industries NV Class A (a)	973	100,092
The Mosaic Co. (a)	1,337	42,664
PPG Industries, Inc. (a)	950	161,281
The Sherwin-Williams Co. (a)	927	252,561
		2,403,126
Forest Products & Paper — 0.1%
International Paper Co. (a)	1,539	94,356
Iron & Steel — 0.1%
Nucor Corp. (a)	1,156	110,895
Mining — 0.3%
Freeport-McMoRan, Inc. (a)	5,766	213,976
Newmont Corp. (a)	3,193	202,373
		416,349
		3,024,726
Communications — 16.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,592	51,724
Omnicom Group, Inc. (a)	814	65,112
		116,836
Internet — 11.8%
Alphabet, Inc. Class A (a) (b)	1,155	2,820,268
Alphabet, Inc. Class C (a) (b)	1,146	2,872,243
Amazon.com, Inc. (a) (b)	1,686	5,800,110
Booking Holdings, Inc. (a) (b)	162	354,471
CDW Corp. (a)	553	96,581
eBay, Inc. (a)	2,579	181,072
Etsy, Inc. (a) (b)	505	103,949
Expedia Group, Inc. (a) (b)	552	90,368
F5 Networks, Inc. (a) (b)	252	47,038
Facebook, Inc. Class A (a) (b)	9,420	3,275,428

	Number of Shares	Value
Netflix, Inc. (a) (b)	1,743	$920,670
NortonLifeLock, Inc. (a)	2,333	63,504
Twitter, Inc. (a) (b)	3,158	217,302
VeriSign, Inc. (a) (b)	393	89,482
		16,932,486
Media — 2.1%
Charter Communications, Inc. Class A (a) (b)	540	389,583
Comcast Corp. Class A (a)	18,014	1,027,158
Discovery, Inc. Class A (a) (b) (c)	885	27,152
Discovery, Inc. Class C (a) (b)	931	26,980
DISH Network Corp. Class A (a) (b)	1,002	41,883
Fox Corp. Class A (a)	962	35,719
Fox Corp. Class B (a)	954	33,581
News Corp. Class A (a)	1,097	28,270
News Corp. Class B (a)	1,016	24,740
ViacomCBS, Inc. Class B (a)	2,355	106,446
The Walt Disney Co. (a) (b)	7,142	1,255,349
		2,996,861
Telecommunications — 2.4%
Arista Networks, Inc. (a) (b)	213	77,172
AT&T, Inc. (a)	27,995	805,696
Cisco Systems, Inc. (a)	16,524	875,772
Corning, Inc. (a)	3,036	124,172
Juniper Networks, Inc. (a)	1,295	35,418
Lumen Technologies, Inc. (a)	4,030	54,768
Motorola Solutions, Inc. (a)	661	143,338
T-Mobile US, Inc. (a) (b)	2,310	334,557
Verizon Communications, Inc. (a)	16,384	917,996
		3,368,889
		23,415,072
Consumer, Cyclical — 9.5%
Airlines — 0.3%
Alaska Air Group, Inc. (a) (b)	549	33,110
American Airlines Group, Inc. (a) (b)	2,517	53,386
Delta Air Lines, Inc. (a) (b)	2,498	108,064
Southwest Airlines Co. (a) (b)	2,338	124,124
United Airlines Holdings, Inc. (a) (b)	1,229	64,264
		382,948
Apparel — 0.7%
Hanesbrands, Inc. (a)	1,324	24,719
NIKE, Inc. Class B (a)	5,044	779,248
PVH Corp. (a) (b)	272	29,264
Ralph Lauren Corp. (a)	181	21,324
Tapestry, Inc. (a) (b)	1,175	51,089
Under Armour, Inc. Class A (a) (b)	604	12,775
Under Armour, Inc. Class C (a) (b)	911	16,917

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp. (a)	1,262	$103,534
		1,038,870
Auto Manufacturers — 2.0%
Cummins, Inc. (a)	589	143,604
Ford Motor Co. (a) (b)	15,450	229,587
General Motors Co. (a) (b)	5,027	297,448
PACCAR, Inc. (a)	1,364	121,737
Tesla, Inc. (a) (b)	3,030	2,059,491
		2,851,867
Auto Parts & Equipment — 0.2%
Aptiv PLC (a) (b)	1,062	167,085
BorgWarner, Inc. (a)	902	43,783
		210,868
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	794	104,673
Fastenal Co. (a)	2,236	116,272
LKQ Corp. (a) (b)	1,157	56,948
Pool Corp. (a)	155	71,092
W.W. Grainger, Inc. (a)	179	78,402
		427,387
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	814	84,453
Live Nation Entertainment, Inc. (a) (b)	544	47,649
Penn National Gaming, Inc. (a) (b)	582	44,517
		176,619
Home Builders — 0.3%
D.R. Horton, Inc. (a)	1,282	115,854
Lennar Corp. Class A (a)	1,086	107,894
NVR, Inc. (a) (b)	13	64,653
PulteGroup, Inc. (a)	996	54,352
		342,753
Home Furnishing — 0.1%
Leggett & Platt, Inc. (a)	541	28,029
Whirlpool Corp. (a)	261	56,903
		84,932
Housewares — 0.0%
Newell Brands, Inc. (a)	1,579	43,375
Leisure Time — 0.1%
Carnival Corp. (a) (b)	3,099	81,689
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,470	43,233
Royal Caribbean Cruises Ltd. (a) (b)	854	72,829
		197,751
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a) (b)	1,105	133,285
Las Vegas Sands Corp. (a) (b)	1,273	67,075

	Number of Shares	Value
Marriott International, Inc. Class A (a) (b)	1,064	$145,257
MGM Resorts International (a)	1,657	70,671
Wynn Resorts Ltd. (a) (b)	437	53,445
		469,733
Retail — 5.1%
Advance Auto Parts, Inc. (a)	253	51,900
AutoZone, Inc. (a) (b)	83	123,854
Best Buy Co., Inc. (a)	859	98,768
CarMax, Inc. (a) (b)	636	82,139
Chipotle Mexican Grill, Inc. (a) (b)	109	168,987
Costco Wholesale Corp. (a)	1,731	684,905
Darden Restaurants, Inc. (a)	500	72,995
Dollar General Corp. (a)	914	197,780
Dollar Tree, Inc. (a) (b)	947	94,227
Domino’s Pizza, Inc. (a)	153	71,373
The Gap, Inc. (a)	800	26,920
Genuine Parts Co. (a)	547	69,179
The Home Depot, Inc. (a)	4,178	1,332,322
L Brands, Inc. (a)	924	66,583
Lowe’s Cos., Inc. (a)	2,773	537,879
McDonald’s Corp. (a)	2,925	675,646
O’Reilly Automotive, Inc. (a) (b)	283	160,237
Ross Stores, Inc. (a)	1,405	174,220
Starbucks Corp. (a)	4,658	520,811
Target Corp. (a)	1,934	467,525
The TJX Cos., Inc. (a)	4,756	320,650
Tractor Supply Co. (a)	460	85,588
Ulta Beauty, Inc. (a) (b)	211	72,958
Walgreens Boots Alliance, Inc. (a)	2,868	150,886
Walmart, Inc. (a)	5,389	759,957
Yum! Brands, Inc. (a)	1,203	138,381
		7,206,670
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	231	44,396
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	500	47,260
		13,525,429
Consumer, Non-cyclical — 20.0%
Agriculture — 0.8%
Altria Group, Inc. (a)	7,294	347,778
Archer-Daniels-Midland Co. (a)	2,232	135,259
Philip Morris International, Inc. (a)	6,162	610,716
		1,093,753
Beverages — 1.4%
Brown-Forman Corp. Class B (a)	746	55,905
The Coca-Cola Co. (a)	15,156	820,091
Constellation Brands, Inc. Class A (a)	664	155,303

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Molson Coors Beverage Co. Class B (a) (b)	776	$41,664
Monster Beverage Corp. (a) (b)	1,485	135,655
PepsiCo, Inc. (a)	5,458	808,712
		2,017,330
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a) (b)	866	159,093
Amgen, Inc. (a)	2,250	548,437
Bio-Rad Laboratories, Inc. Class A (a) (b)	83	53,476
Biogen, Inc. (a) (b)	588	203,607
Corteva, Inc. (a)	2,933	130,078
Gilead Sciences, Inc. (a)	4,981	342,992
Illumina, Inc. (a) (b)	579	273,989
Incyte Corp. (a) (b)	723	60,826
Regeneron Pharmaceuticals, Inc. (a) (b)	419	234,028
Vertex Pharmaceuticals, Inc. (a) (b)	1,027	207,074
		2,213,600
Commercial Services — 2.5%
Automatic Data Processing, Inc. (a)	1,694	336,462
Cintas Corp. (a)	342	130,644
Equifax, Inc. (a)	488	116,881
FleetCor Technologies, Inc. (a) (b)	325	83,220
Gartner, Inc. (a) (b)	330	79,926
Global Payments, Inc. (a)	1,165	218,484
IHS Markit Ltd. (a)	1,457	164,146
MarketAxess Holdings, Inc. (a)	153	70,929
Moody’s Corp. (a)	636	230,467
Nielsen Holdings PLC (a)	1,326	32,712
PayPal Holdings, Inc. (a) (b)	4,615	1,345,180
Quanta Services, Inc. (a)	540	48,908
Robert Half International, Inc. (a)	469	41,727
Rollins, Inc. (a)	946	32,353
S&P Global, Inc. (a)	955	391,980
United Rentals, Inc. (a) (b)	297	94,746
Verisk Analytics, Inc. (a)	630	110,074
		3,528,839
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	3,387	275,533
The Estee Lauder Cos., Inc. Class A (a)	913	290,407
The Procter & Gamble Co. (a)	9,609	1,296,542
		1,862,482
Food — 1.0%
Campbell Soup Co. (a)	877	39,983
Conagra Brands, Inc. (a)	1,893	68,867
General Mills, Inc. (a)	2,294	139,773
The Hershey Co. (a)	551	95,973

	Number of Shares	Value
Hormel Foods Corp. (a)	1,112	$53,098
The J.M. Smucker Co. (a)	405	52,476
Kellogg Co. (a)	987	63,494
The Kraft Heinz Co. (a)	2,596	105,865
The Kroger Co. (a)	2,958	113,321
Lamb Weston Holdings, Inc. (a)	596	48,073
McCormick & Co., Inc. (a)	976	86,200
Mondelez International, Inc. Class A (a)	5,508	343,920
Sysco Corp. (a)	2,001	155,578
Tyson Foods, Inc. Class A (a)	1,186	87,479
		1,454,100
Health Care – Products — 3.9%
Abbott Laboratories (a)	6,971	808,148
ABIOMED, Inc. (a) (b)	175	54,619
Align Technology, Inc. (a) (b)	285	174,135
Baxter International, Inc. (a)	1,987	159,953
Boston Scientific Corp. (a) (b)	5,596	239,285
The Cooper Cos., Inc. (a)	201	79,650
Danaher Corp. (a)	2,488	667,680
Dentsply Sirona, Inc. (a)	858	54,277
Edwards Lifesciences Corp. (a) (b)	2,422	250,847
Henry Schein, Inc. (a) (b)	573	42,511
Hologic, Inc. (a) (b)	1,041	69,456
IDEXX Laboratories, Inc. (a) (b)	337	212,832
Intuitive Surgical, Inc. (a) (b)	466	428,552
Medtronic PLC (a)	5,270	654,165
PerkinElmer, Inc. (a)	454	70,102
ResMed, Inc. (a)	571	140,763
Steris PLC (a)	346	71,380
Stryker Corp. (a)	1,295	336,350
Teleflex, Inc. (a)	182	73,126
Thermo Fisher Scientific, Inc. (a)	1,538	775,875
West Pharmaceutical Services, Inc. (a)	299	107,371
Zimmer Biomet Holdings, Inc. (a)	811	130,425
		5,601,502
Health Care – Services — 2.1%
Anthem, Inc. (a)	969	369,964
Catalent, Inc. (a) (b)	662	71,576
Centene Corp. (a) (b)	2,324	169,489
Charles River Laboratories International, Inc. (a) (b)	198	73,244
DaVita, Inc. (a) (b)	301	36,249
HCA Healthcare, Inc. (a)	1,020	210,875
Humana, Inc. (a)	506	224,016
IQVIA Holdings, Inc. (a) (b)	756	183,194
Laboratory Corp. of America Holdings (a) (b)	392	108,133
Quest Diagnostics, Inc. (a)	533	70,340

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc. (a)	3,704	$1,483,230
Universal Health Services, Inc. Class B (a)	322	47,151
		3,047,461
Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	318	66,856
Church & Dwight Co., Inc. (a)	937	79,851
The Clorox Co. (a)	466	83,838
Kimberly-Clark Corp. (a)	1,296	173,379
		403,924
Pharmaceuticals — 5.1%
AbbVie, Inc. (a)	6,927	780,257
AmerisourceBergen Corp. (a)	564	64,572
Becton Dickinson and Co. (a)	1,151	279,912
Bristol-Myers Squibb Co. (a)	8,745	584,341
Cardinal Health, Inc. (a)	1,102	62,913
Cigna Corp. (a)	1,343	318,385
CVS Health Corp. (a)	5,185	432,636
DexCom, Inc. (a) (b)	385	164,395
Eli Lilly & Co. (a)	3,125	717,250
Johnson & Johnson (a)	10,342	1,703,741
McKesson Corp. (a)	616	117,804
Merck & Co., Inc. (a)	9,916	771,167
Organon & Co. (a) (b)	1,004	30,381
Perrigo Co. PLC (a)	538	24,667
Pfizer, Inc. (a)	22,099	865,397
Viatris, Inc. (a)	4,878	69,707
Zoetis, Inc. (a)	1,879	350,171
		7,337,696
		28,560,687
Energy — 2.9%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	509	93,468
Oil & Gas — 2.4%
APA Corp. (a)	1,548	33,483
Cabot Oil & Gas Corp. (a)	1,649	28,792
Chevron Corp. (a)	7,586	794,558
ConocoPhillips (a)	5,266	320,699
Devon Energy Corp. (a)	2,389	69,735
Diamondback Energy, Inc. (a)	707	66,380
EOG Resources, Inc. (a)	2,307	192,496
Exxon Mobil Corp. (a)	16,620	1,048,390
Hess Corp. (a)	1,070	93,432
Marathon Oil Corp. (a)	3,114	42,413
Marathon Petroleum Corp. (a)	2,582	156,004
Occidental Petroleum Corp. (a)	3,328	104,067
Phillips 66 (a)	1,725	148,039
Pioneer Natural Resources Co. (a)	901	146,431

	Number of Shares	Value
Valero Energy Corp. (a)	1,613	$125,943
		3,370,862
Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	2,922	66,826
Halliburton Co. (a)	3,468	80,180
Nov, Inc. (a) (b)	1,341	20,544
Schlumberger NV (a)	5,613	179,672
		347,222
Pipelines — 0.2%
Kinder Morgan, Inc. (a)	7,691	140,207
ONEOK, Inc. (a)	1,749	97,314
The Williams Cos., Inc. (a)	4,780	126,909
		364,430
		4,175,982
Financial — 15.2%
Banks — 5.2%
Bank of America Corp. (a)	29,634	1,221,810
The Bank of New York Mellon Corp. (a)	3,180	162,911
Citigroup, Inc. (a)	8,128	575,056
Citizens Financial Group, Inc. (a)	1,623	74,447
Comerica, Inc. (a)	530	37,810
Fifth Third Bancorp (a)	2,713	103,718
First Republic Bank (a)	691	129,334
The Goldman Sachs Group, Inc. (a)	1,331	505,154
Huntington Bancshares, Inc. (a)	5,647	80,583
JP Morgan Chase & Co. (a)	11,903	1,851,393
KeyCorp (a)	3,658	75,538
M&T Bank Corp. (a)	518	75,271
Morgan Stanley (a)	5,825	534,094
Northern Trust Corp. (a)	822	95,040
The PNC Financial Services Group, Inc. (a)	1,681	320,668
Regions Financial Corp. (a)	3,619	73,031
State Street Corp. (a)	1,410	116,015
SVB Financial Group (a) (b)	213	118,520
Truist Financial Corp. (a)	5,339	296,314
US Bancorp (a)	5,416	308,549
Wells Fargo & Co. (a)	16,248	735,872
Zions Bancorp NA (a)	599	31,663
		7,522,791
Diversified Financial Services — 4.1%
American Express Co. (a)	2,587	427,450
Ameriprise Financial, Inc. (a)	456	113,489
BlackRock, Inc. (a)	563	492,608
Capital One Financial Corp. (a)	1,755	271,481
Cboe Global Markets, Inc. (a)	416	49,525
The Charles Schwab Corp. (a)	5,944	432,783

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CME Group, Inc. (a)	1,425	$303,069
Discover Financial Services (a)	1,175	138,991
Franklin Resources, Inc. (a)	1,127	36,053
Intercontinental Exchange, Inc. (a)	2,224	263,989
Invesco Ltd. (a)	1,516	40,523
Mastercard, Inc. Class A (a)	3,435	1,254,084
Nasdaq, Inc. (a)	468	82,274
Raymond James Financial, Inc. (a)	465	60,403
Synchrony Financial (a)	2,072	100,533
T. Rowe Price Group, Inc. (a)	871	172,432
Visa, Inc. Class A (a)	6,643	1,553,266
The Western Union Co. (a)	1,764	40,519
		5,833,472
Insurance — 3.3%
Aflac, Inc. (a)	2,437	130,770
The Allstate Corp. (a)	1,148	149,745
American International Group, Inc. (a)	3,389	161,316
Aon PLC Class A (a)	904	215,839
Arthur J Gallagher & Co. (a)	789	110,523
Assurant, Inc. (a)	240	37,483
Berkshire Hathaway, Inc. Class B (a) (b)	7,445	2,069,115
Chubb Ltd. (a)	1,777	282,436
Cincinnati Financial Corp. (a)	578	67,406
Everest Re Group Ltd. (a)	169	42,590
Globe Life, Inc. (a)	335	31,909
The Hartford Financial Services Group, Inc. (a)	1,427	88,431
Lincoln National Corp. (a)	706	44,365
Loews Corp. (a)	816	44,594
Marsh & McLennan Cos., Inc. (a)	2,031	285,721
MetLife, Inc. (a)	2,859	171,111
Principal Financial Group, Inc. (a)	1,021	64,517
The Progressive Corp. (a)	2,342	230,008
Prudential Financial, Inc. (a)	1,593	163,235
The Travelers Cos., Inc. (a)	978	146,416
Unum Group (a)	818	23,231
W.R. Berkley Corp. (a)	571	42,500
Willis Towers Watson PLC (a)	502	115,470
		4,718,731
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,316	112,821
Real Estate Investment Trusts (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. (a)	504	91,698
American Tower Corp. (a)	1,759	475,176
AvalonBay Communities, Inc. (a)	540	112,693
Boston Properties, Inc. (a)	593	67,952

	Number of Shares	Value
Crown Castle International Corp. (a)	1,702	$332,060
Digital Realty Trust, Inc. (a)	1,106	166,409
Duke Realty Corp. (a)	1,584	75,002
Equinix, Inc. (a)	352	282,515
Equity Residential (a)	1,416	109,032
Essex Property Trust, Inc. (a)	263	78,903
Extra Space Storage, Inc. (a)	503	82,401
Federal Realty Investment Trust (a)	250	29,293
Healthpeak Properties, Inc. (a)	2,187	72,805
Host Hotels & Resorts, Inc. (a) (b)	2,716	46,416
Iron Mountain, Inc. (a) (c)	1,189	50,319
Kimco Realty Corp. (a)	1,695	35,341
Mid-America Apartment Communities, Inc. (a)	431	72,589
Prologis, Inc. (a)	2,961	353,928
Public Storage (a)	595	178,911
Realty Income Corp. (a)	1,519	101,378
Regency Centers Corp. (a)	610	39,083
SBA Communications Corp. (a)	426	135,766
Simon Property Group, Inc. (a)	1,284	167,536
UDR, Inc. (a)	1,165	57,062
Ventas, Inc. (a)	1,458	83,252
Vornado Realty Trust (a)	587	27,395
Welltower, Inc. (a)	1,636	135,952
Weyerhaeuser Co. (a)	2,920	100,506
		3,561,373
Savings & Loans — 0.0%
People’s United Financial, Inc. (a)	1,555	26,653
		21,775,841
Industrial — 8.2%
Aerospace & Defense — 1.6%
The Boeing Co. (a) (b)	2,178	521,762
General Dynamics Corp. (a)	931	175,270
Howmet Aerospace, Inc. (a) (b)	1,505	51,877
L3 Harris Technologies, Inc. (a)	815	176,162
Lockheed Martin Corp. (a)	952	360,189
Northrop Grumman Corp. (a)	579	210,426
Raytheon Technologies Corp. (a)	5,939	506,656
Teledyne Technologies, Inc. (a) (b)	181	75,808
TransDigm Group, Inc. (a) (b)	215	139,168
		2,217,318
Building Materials — 0.4%
Carrier Global Corp. (a)	3,229	156,930
Fortune Brands Home & Security, Inc. (a)	507	50,502
Johnson Controls International PLC (a)	2,843	195,115
Martin Marietta Materials, Inc. (a)	241	84,786

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Masco Corp. (a)	975	$57,437
Vulcan Materials Co. (a)	541	94,172
		638,942
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	932	124,422
Emerson Electric Co. (a)	2,370	228,089
Generac Holdings, Inc. (a) (b)	247	102,542
		455,053
Electronics — 1.2%
Agilent Technologies, Inc. (a)	1,201	177,520
Allegion PLC (a)	333	46,387
Amphenol Corp. Class A (a)	2,262	154,743
Fortive Corp. (a)	1,322	92,196
Garmin Ltd. (a)	608	87,941
Honeywell International, Inc. (a)	2,705	593,342
Keysight Technologies, Inc. (a) (b)	723	111,639
Mettler-Toledo International, Inc. (a) (b)	92	127,451
TE Connectivity Ltd. (a)	1,283	173,475
Trimble, Inc. (a) (b)	1,023	83,712
Waters Corp. (a) (b)	241	83,292
		1,731,698
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc. (a)	527	70,312
Environmental Controls — 0.3%
Pentair PLC (a)	699	47,176
Republic Services, Inc. (a)	821	90,318
Waste Management, Inc. (a)	1,546	216,610
		354,104
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	227	50,719
Stanley Black & Decker, Inc. (a)	650	133,243
		183,962
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	2,165	471,169
Machinery – Diversified — 0.7%
Deere & Co. (a)	1,219	429,953
Dover Corp. (a)	542	81,625
IDEX Corp. (a)	286	62,934
Ingersoll Rand, Inc. (a) (b)	1,450	70,775
Otis Worldwide Corp. (a)	1,554	127,071
Rockwell Automation, Inc. (a)	456	130,425
Westinghouse Air Brake Technologies Corp. (a)	684	56,293
Xylem, Inc. (a)	687	82,413
		1,041,489

	Number of Shares	Value
Miscellaneous - Manufacturing — 1.3%
3M Co. (a)	2,296	$456,054
A.O. Smith Corp. (a)	560	40,354
Eaton Corp. PLC (a)	1,572	232,939
General Electric Co. (a)	34,383	462,795
Illinois Tool Works, Inc. (a)	1,141	255,082
Parker-Hannifin Corp. (a)	492	151,098
Textron, Inc. (a)	832	57,217
Trane Technologies PLC (a)	942	173,460
		1,828,999
Packaging & Containers — 0.2%
Amcor PLC (a)	6,206	71,121
Ball Corp. (a)	1,243	100,708
Packaging Corp. of America (a)	392	53,084
Sealed Air Corp. (a)	641	37,979
WestRock Co. (a)	1,018	54,178
		317,070
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	173	36,460
Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	510	47,772
CSX Corp. (a)	8,778	281,598
Expeditors International of Washington, Inc. (a)	660	83,556
FedEx Corp. (a)	966	288,187
J.B. Hunt Transport Services, Inc. (a)	318	51,818
Kansas City Southern (a)	363	102,863
Norfolk Southern Corp. (a)	994	263,818
Old Dominion Freight Line, Inc. (a)	387	98,221
Union Pacific Corp. (a)	2,594	570,498
United Parcel Service, Inc. Class B (a)	2,862	595,210
		2,383,541
		11,730,117
Technology — 23.2%
Computers — 7.3%
Accenture PLC Class A (a)	2,519	742,576
Apple, Inc. (a)	61,693	8,449,473
Cognizant Technology Solutions Corp. Class A (a)	2,086	144,476
DXC Technology Co. (a) (b)	1,025	39,914
Fortinet, Inc. (a) (b)	541	128,861
Hewlett Packard Enterprise Co. (a)	5,249	76,530
HP, Inc. (a)	4,630	139,780
International Business Machines Corp. (a)	3,541	519,075
Leidos Holdings, Inc. (a)	521	52,673
NetApp, Inc. (a)	865	70,774
Seagate Technology Holdings PLC (a)	763	67,091

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp. (a) (b)	1,227	$87,326
		10,518,549
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a) (b)	211	111,722
Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a) (b)	4,805	451,334
Analog Devices, Inc. (a)	1,447	249,116
Applied Materials, Inc. (a)	3,591	511,358
Broadcom, Inc. (a)	1,600	762,944
Intel Corp. (a)	15,866	890,717
IPG Photonics Corp. (a) (b)	153	32,248
KLA Corp. (a)	594	192,581
Lam Research Corp. (a)	566	368,296
Maxim Integrated Products, Inc. (a)	1,072	112,946
Microchip Technology, Inc. (a)	1,054	157,826
Micron Technology, Inc. (a) (b)	4,436	376,971
Monolithic Power Systems, Inc. (a)	173	64,607
NVIDIA Corp. (a)	2,449	1,959,445
NXP Semiconductor NV (a)	1,101	226,498
Qorvo, Inc. (a) (b)	439	85,890
QUALCOMM, Inc. (a)	4,426	632,608
Skyworks Solutions, Inc. (a)	663	127,130
Teradyne, Inc. (a)	670	89,753
Texas Instruments, Inc. (a)	3,638	699,587
Xilinx, Inc. (a)	965	139,578
		8,131,433
Software — 10.1%
Activision Blizzard, Inc. (a)	3,057	291,760
Adobe, Inc. (a) (b)	1,873	1,096,904
Akamai Technologies, Inc. (a) (b)	659	76,839
ANSYS, Inc. (a) (b)	345	119,736
Autodesk, Inc. (a) (b)	876	255,704
Broadridge Financial Solutions, Inc. (a)	478	77,211
Cadence Design Systems, Inc. (a) (b)	1,092	149,407
Cerner Corp. (a)	1,211	94,652
Citrix Systems, Inc. (a)	497	58,283
Electronic Arts, Inc. (a)	1,127	162,096
Fidelity National Information Services, Inc. (a)	2,462	348,792
Fiserv, Inc. (a) (b)	2,277	243,389
Intuit, Inc. (a)	1,083	530,854
Jack Henry & Associates, Inc. (a)	289	47,254
Microsoft Corp. (a)	29,615	8,022,704
MSCI, Inc. (a)	326	173,784

	Number of Shares	Value
Oracle Corp. (a)	7,126	$554,688
Paychex, Inc. (a)	1,289	138,310
Paycom Software, Inc. (a) (b)	187	67,969
PTC, Inc. (a) (b)	418	59,047
Roper Technologies, Inc. (a)	413	194,193
salesforce.com, Inc. (a) (b)	3,638	888,654
ServiceNow, Inc. (a) (b)	776	426,451
Synopsys, Inc. (a) (b)	594	163,819
Take-Two Interactive Software, Inc. (a) (b)	463	81,960
Tyler Technologies, Inc. (a) (b)	157	71,022
		14,395,482
		33,157,186
Utilities — 2.5%
Electric — 2.3%
AES Corp. (a)	2,707	70,571
Alliant Energy Corp. (a)	942	52,526
Ameren Corp. (a)	1,083	86,683
American Electric Power Co., Inc. (a)	1,986	167,996
CenterPoint Energy, Inc. (a)	2,318	56,837
CMS Energy Corp. (a)	1,110	65,579
Consolidated Edison, Inc. (a)	1,312	94,097
Dominion Energy, Inc. (a)	3,187	234,468
DTE Energy Co. (a)	754	97,718
Duke Energy Corp. (a)	3,030	299,122
Edison International (a)	1,455	84,128
Entergy Corp. (a)	835	83,250
Evergy, Inc. (a)	861	52,030
Eversource Energy (a)	1,395	111,935
Exelon Corp. (a)	3,944	174,759
FirstEnergy Corp. (a)	2,220	82,606
NextEra Energy, Inc. (a)	7,774	569,679
NRG Energy, Inc. (a)	924	37,237
Pinnacle West Capital Corp. (a)	482	39,510
PPL Corp. (a)	3,050	85,308
Public Service Enterprise Group, Inc. (a)	2,014	120,316
Sempra Energy (a)	1,184	156,856
The Southern Co. (a)	4,011	242,706
WEC Energy Group, Inc. (a)	1,230	109,408
Xcel Energy, Inc. (a)	2,164	142,564
		3,317,889
Gas — 0.1%
Atmos Energy Corp. (a)	483	46,421
NiSource, Inc. (a)	1,431	35,060
		81,481

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc. (a)	704	$108,508
		3,507,878

TOTAL COMMON STOCK (Cost $77,536,861)		142,872,918

TOTAL EQUITIES (Cost $77,536,861)		142,872,918

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	17,483	17,483

TOTAL MUTUAL FUNDS (Cost $17,483)		17,483

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,502,505)		850,482

TOTAL LONG-TERM INVESTMENTS (Cost $79,056,849)		143,740,883

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (g)	$1,011,049	$1,011,049

TOTAL SHORT-TERM INVESTMENTS (Cost $1,011,049)		1,011,049

TOTAL INVESTMENTS — 101.3% (Cost $80,067,898) (h)		144,751,932

Other Assets/(Liabilities) — (1.3)%		(1,798,055)

NET ASSETS — 100.0%		$142,953,877

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $33,405 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $16,707 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $1,011,049. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,031,286.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	8/20/21	3,725.00	50	USD	18,625,000	$55,800	$241,175	$(185,375)
S&P 500 Index	8/20/21	3,800.00	36	USD	13,680,000	49,644	98,325	(48,681)
S&P 500 Index	9/17/21	3,725.00	50	USD	18,625,000	119,500	270,825	(151,325)
S&P 500 Index	9/17/21	3,750.00	51	USD	19,125,000	129,438	255,382	(125,944)
S&P 500 Index	9/17/21	3,775.00	44	USD	16,610,000	118,800	176,198	(57,398)
S&P 500 Index	9/17/21	3,800.00	50	USD	19,000,000	143,300	235,075	(91,775)
S&P 500 Index	10/15/21	3,825.00	50	USD	19,125,000	234,000	225,525	8,475
						$850,482	$1,502,505	$(652,023)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	7/16/21	4,275.00	37	USD	15,817,500	$(176,379)	$(271,229)	$94,850
S&P 500 Index	7/16/21	4,300.00	37	USD	15,910,000	(122,840)	(235,598)	112,758
S&P 500 Index	7/30/21	4,300.00	37	USD	15,910,000	(199,800)	(150,682)	(49,118)
S&P 500 Index	8/20/21	4,225.00	37	USD	15,632,500	(451,030)	(383,856)	(67,174)
S&P 500 Index	8/20/21	4,250.00	37	USD	15,725,000	(395,345)	(346,694)	(48,651)
S&P 500 Index	8/20/21	4,300.00	37	USD	15,910,000	(271,136)	(230,528)	(40,608)
S&P 500 Index	9/17/21	4,275.00	36	USD	15,390,000	(426,096)	(313,866)	(112,230)
S&P 500 Index	9/17/21	4,300.00	36	USD	15,480,000	(368,280)	(337,338)	(30,942)
S&P 500 Index	9/17/21	4,350.00	37	USD	16,095,000	(265,475)	(261,239)	(4,236)
						$(2,676,381)	$(2,531,030)	$(145,351)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund — Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%
COMMON STOCK — 96.4%
Basic Materials — 0.7%
Chemicals — 0.3%
RPM International, Inc.	20,000	$1,773,600
Mining — 0.4%
Kirkland Lake Gold Ltd. (a)	47,000	1,810,910
		3,584,510
Communications — 7.5%
Internet — 6.4%
Bright Health Group, Inc. (b)	18,013	309,103
CDW Corp.	31,970	5,583,561
Deliveroo Holdings PLC., Lockup Shares (Acquired 9/12/17-5/16/19, Cost $697,983) (b) (c) (d)	393,000	1,489,456
Dragoneer Growth Opportunities Corp. (Acquired 3/15/21, Cost $131,560) (b) (c) (d) (g)	13,156	117,930
Etsy, Inc. (b)	38,751	7,976,506
Farfetch Ltd. Class A (b)	25,424	1,280,353
IAC/InterActiveCorp (b)	13,000	2,004,210
Match Group, Inc. (b)	64,313	10,370,471
Pinterest, Inc. Class A (b)	16,000	1,263,200
Spotify Technology SA (b)	11,000	3,031,490
Squarespace, Inc. Class A (b)	1,358	80,679
Vimeo, Inc. (b)	28,229	1,383,221
		34,890,180
Media — 0.4%
Liberty Media Corp-Liberty Formula One Class C (b)	41,000	1,976,610
Telecommunications — 0.7%
Corning, Inc.	78,000	3,190,200
Gores Holdings V Inc. (Acquired 3/15/21, Cost $471,370) (b) (c) (d) (g)	47,137	428,475
		3,618,675
		40,485,465
Consumer, Cyclical — 15.3%
Airlines — 0.7%
Alaska Air Group, Inc. (b)	28,000	1,688,680
Southwest Airlines Co. (b)	41,000	2,176,690
		3,865,370
Apparel — 0.3%
VF Corp.	18,000	1,476,720
Auto Parts & Equipment — 0.8%
Aptiv PLC (b)	28,000	4,405,240

	Number of Shares	Value
Entertainment — 1.4%
DraftKings, Inc. Class A (a) (b)	101,178	$5,278,456
Vail Resorts, Inc. (b)	8,000	2,532,160
		7,810,616
Lodging — 2.1%
Hilton Worldwide Holdings, Inc. (b)	75,230	9,074,243
MGM Resorts International	57,000	2,431,050
		11,505,293
Retail — 10.0%
Burlington Stores, Inc. (b)	36,985	11,908,800
Casey’s General Stores, Inc.	21,000	4,087,440
Chipotle Mexican Grill, Inc. (b)	2,400	3,720,816
Dollar General Corp.	22,000	4,760,580
Dollar Tree, Inc. (b)	33,000	3,283,500
Domino’s Pizza, Inc.	12,286	5,731,296
Five Below, Inc. (b)	6,000	1,159,620
Freshpet, Inc. (b)	19,519	3,180,816
JAND, Inc., Class A (Acquired 11/19/20, Cost $21,141) (b) (c) (d) (e)	860	21,096
Lululemon Athletica, Inc. (b)	19,428	7,090,637
O’Reilly Automotive, Inc. (b)	7,000	3,963,470
Ross Stores, Inc.	17,000	2,108,000
Wingstop, Inc.	19,606	3,090,494
		54,106,565
		83,169,804
Consumer, Non-cyclical — 31.6%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (b)	1,637	1,671,050
Biotechnology — 4.8%
Abcam PLC Sponsored ADR (b)	13,374	254,641
Alnylam Pharmaceuticals, Inc. (b)	13,000	2,203,760
Argenx SE ADR (b)	6,500	1,956,955
Ascendis Pharma A/S ADR (b)	3,000	394,650
Exact Sciences Corp. (b)	15,000	1,864,650
Exelixis, Inc. (b)	24,000	437,280
Incyte Corp. (b)	83,180	6,997,933
Ionis Pharmaceuticals, Inc. (b)	39,000	1,555,710
Kodiak Sciences, Inc. (a) (b)	3,000	279,000
Seagen, Inc. (b)	56,303	8,889,118
Ultragenyx Pharmaceutical, Inc. (b)	10,000	953,500
		25,787,197
Commercial Services — 10.5%
Avalara, Inc. (b)	31,248	5,055,926
Bright Horizons Family Solutions, Inc. (b)	10,000	1,471,100
Chegg, Inc. (b)	43,338	3,601,821
CoStar Group, Inc. (b)	50,000	4,141,000

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	21,000	$5,029,710
FleetCor Technologies, Inc. (b)	17,600	4,506,656
Legalzoom.com Inc. (b)	2,666	100,908
MarketAxess Holdings, Inc.	14,223	6,593,641
Multiplan Corp. (a) (b)	156,000	1,485,120
Repay Holdings Corp. (b)	125,362	3,013,703
Shift4 Payments, Inc. Class A (b)	42,660	3,998,095
Terminix Global Holdings, Inc. (b)	70,000	3,339,700
TransUnion	106,179	11,659,516
Verisk Analytics, Inc.	15,000	2,620,800
		56,617,696
Food — 0.3%
TreeHouse Foods, Inc. (b)	36,000	1,602,720
Health Care – Products — 10.2%
ABIOMED, Inc. (b)	11,772	3,674,159
Alcon, Inc. (a)	32,000	2,248,320
Avantor, Inc. (b)	150,000	5,326,500
Bruker Corp.	98,000	7,446,040
The Cooper Cos., Inc.	16,600	6,578,082
Dentsply Sirona, Inc.	17,000	1,075,420
Hologic, Inc. (b)	138,000	9,207,360
ICU Medical, Inc. (b)	8,000	1,646,400
Omnicell, Inc. (b)	30,541	4,625,434
Quidel Corp. (a) (b)	18,000	2,306,160
Teleflex, Inc.	22,000	8,839,380
West Pharmaceutical Services, Inc.	7,000	2,513,700
		55,486,955
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a) (b)	53,000	3,325,750
agilon health, Inc. (b)	14,056	570,252
Catalent, Inc. (b)	76,000	8,217,120
Molina Healthcare, Inc. (b)	5,000	1,265,300
Ortho Clinical Diagnostics Holdings PLC Class H (b)	49,000	1,049,090
PPD, Inc. (b)	31,000	1,428,790
		15,856,302
Household Products & Wares — 0.9%
Avery Dennison Corp.	18,000	3,784,320
Reynolds Consumer Products, Inc.	40,000	1,214,000
		4,998,320
Pharmaceuticals — 1.7%
Alkermes PLC (b)	71,000	1,740,920
Elanco Animal Health, Inc. (b)	85,000	2,948,650
Neurocrine Biosciences, Inc. (b)	15,000	1,459,800
Perrigo Co. PLC	71,000	3,255,350
		9,404,720
		171,424,960

	Number of Shares	Value
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Dragoneer Growth Opportunities Corp. (a) (b)	13,000	$129,480
Energy — 0.3%
Energy – Alternate Sources — 0.2%
Array Technologies, Inc. (b)	15,783	246,215
Shoals Technologies Group, Inc. Class A (b)	20,000	710,000
		956,215
Oil & Gas — 0.1%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (b) (c) (d) (e)	21	96,392
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (b) (c) (d) (e)	144	660,973
		757,365
		1,713,580
Financial — 5.1%
Banks — 0.3%
Webster Financial Corp.	30,000	1,600,200
Diversified Financial Services — 2.8%
Cboe Global Markets, Inc.	33,400	3,976,270
Hamilton Lane, Inc. Class A	57,245	5,216,164
Raymond James Financial, Inc.	8,000	1,039,201
SoFi Technologies, Inc., Lockup Shares (Acquired 12/30/20, Cost $813,659) (b) (c) (d)	79,761	1,452,567
Tradeweb Markets, Inc. Class A	44,000	3,720,641
		15,404,843
Insurance — 1.2%
Assurant, Inc.	20,000	3,123,600
Axis Capital Holdings Ltd.	37,000	1,813,370
GoHealth, Inc. Class A (b)	27,000	302,670
Kemper Corp.	12,000	886,800
Selectquote, Inc. (b)	16,000	308,160
		6,434,600
Private Equity — 0.8%
KKR & Co., Inc.	71,000	4,206,040
		27,645,683
Industrial — 15.7%
Aerospace & Defense — 0.7%
Hexcel Corp. (b)	62,324	3,889,018
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	59,481	5,924,902
Martin Marietta Materials, Inc.	5,460	1,920,883
		7,845,785

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.9%
Agilent Technologies, Inc.	58,000	$8,572,980
Amphenol Corp. Class A	25,000	1,710,250
Fortive Corp.	48,000	3,347,520
Keysight Technologies, Inc. (b)	33,000	5,095,530
National Instruments Corp.	62,000	2,621,360
		21,347,640
Environmental Controls — 0.4%
Waste Connections, Inc.	16,000	1,910,880
Machinery – Construction & Mining — 1.4%
BWX Technologies, Inc.	127,738	7,424,132
Machinery – Diversified — 3.0%
Cognex Corp.	12,000	1,008,600
Colfax Corp. (b)	90,000	4,122,900
IDEX Corp.	20,000	4,401,000
Ingersoll Rand, Inc. (b)	142,000	6,931,020
		16,463,520
Miscellaneous - Manufacturing — 1.6%
Textron, Inc.	122,000	8,389,940
Packaging & Containers — 2.3%
Ball Corp.	97,000	7,858,940
Packaging Corp. of America	10,000	1,354,200
Sealed Air Corp.	55,000	3,258,750
		12,471,890
Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	32,000	5,214,400
		84,957,205
Technology — 19.3%
Computers — 2.2%
Crowdstrike Holdings, Inc. Class A (b)	9,000	2,261,790
Fortinet, Inc. (b)	13,000	3,096,470
Leidos Holdings, Inc.	9,000	909,900
Varonis Systems, Inc. (b)	101,654	5,857,303
		12,125,463
Semiconductors — 6.2%
Entegris, Inc.	31,000	3,812,070
KLA Corp.	31,942	10,355,916
Lattice Semiconductor Corp. (b)	12,000	674,160
Marvell Technology, Inc.	112,000	6,532,960
Microchip Technology, Inc.	59,000	8,834,660
Skyworks Solutions, Inc.	18,000	3,451,500
		33,661,266
Software — 10.9%
Atlassian Corp. PLC Class A (b)	12,400	3,185,064
Bill.com Holdings, Inc. (b)	6,000	1,099,080
Black Knight, Inc. (b)	39,000	3,041,220
Broadridge Financial Solutions, Inc.	10,000	1,615,300

	Number of Shares	Value
Ceridian HCM Holding, Inc. (b)	40,000	$3,836,800
Citrix Systems, Inc.	18,000	2,110,860
Clarivate PLC (b)	180,982	4,982,434
Clear Secure Inc. (b)	5,393	215,720
Confluent, Inc. (a) (b)	4,918	233,605
DocuSign, Inc. (b)	20,000	5,591,400
Doximity, Inc. (b)	7,800	453,960
Five9, Inc. (b)	6,000	1,100,340
Guidewire Software, Inc. (b)	44,088	4,969,599
Jack Henry & Associates, Inc.	5,000	817,550
nCino, Inc. (b)	10,000	599,200
Playtika Holding Corp. (b)	28,337	675,554
Procore Technologies, Inc. (b)	1,634	155,148
Procore Technologies, Inc., Lockup Shares (Acquired 7/15/20-12/09/20, Cost $175,884) (b) (c) (d)	3,269	294,872
PTC, Inc. (b)	14,000	1,977,640
Roper Technologies, Inc.	8,000	3,761,600
SentinelOne Inc. (b)	6,731	286,068
Splunk, Inc. (b)	11,365	1,643,152
Take-Two Interactive Software, Inc. (b)	14,138	2,502,709
Veeva Systems, Inc. Class A (b)	15,000	4,664,251
ZoomInfo Technologies, Inc. Class A (a) (b)	121,589	6,343,298
Zynga, Inc. Class A (b)	246,000	2,614,980
		58,771,404
		104,558,133
Utilities — 0.9%
Electric — 0.9%
Ameren Corp.	18,000	1,440,718
Eversource Energy	9,000	722,160
Sempra Energy	22,000	2,914,561
		5,077,439

TOTAL COMMON STOCK (Cost $353,887,178)		522,746,259

PREFERRED STOCK — 1.7%
Consumer, Cyclical — 1.4%
Auto Manufacturers — 1.4%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (b) (c) (d) (e)	83,834	5,873,410
Rivian Automotive, Inc., Series E (Acquired 7/10/20, Cost $379,954) (b) (c) (d) (e)	24,529	1,718,502
		7,591,912

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 0.0%
JAND, Inc., Series AA (Acquired 11/19/20, Cost $43,758) (b) (c) (d) (e)	1,781	$43,689
JAND, Inc., Series B (Acquired 11/19/20, Cost $49) (b) (c) (d) (e)	2	49
		43,738
		7,635,650
Consumer, Non-cyclical — 0.2%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (b) (c) (d) (e)	4,221	200,090
Wework Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (b) (c) (d) (e)	22,197	189,994
Wework Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (b) (c) (d) (e)	9,401	80,467
		470,551
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (b) (c) (d) (e)	33,502	271,366
		741,917
Financial — 0.0%
Investment Companies — 0.0%
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (b) (c) (d) (e)	766	95,750
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (b) (c) (d) (e)	9,885	407,982
Technology — 0.0%
Software — 0.0%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $133,381) (b) (c) (d) (e)	752	133,382

TOTAL PREFERRED STOCK (Cost $2,959,186)		9,014,681

TOTAL EQUITIES (Cost $356,846,364)		531,760,940

	Number of Shares	Value
WARRANTS — 0.0%
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Pershing Square Tontine Holdings Ltd., Expires 7/24/25 (b)	4,983	$31,393

TOTAL WARRANTS (Cost $28,347)		31,393

MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,208,771	4,208,771

TOTAL MUTUAL FUNDS (Cost $4,208,771)		4,208,771

TOTAL LONG-TERM INVESTMENTS (Cost $361,083,482)		536,001,104

SHORT-TERM INVESTMENTS — 2.2%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	372	372

	Principal Amount
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$12,046,770	12,046,770

TOTAL SHORT-TERM INVESTMENTS (Cost $12,047,142)		12,047,142

TOTAL INVESTMENTS — 101.1% (Cost $373,130,624) (i)		548,048,246

Other Assets/(Liabilities) — (1.1)%		(5,998,057)

NET ASSETS — 100.0%		$542,050,189

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $14,361,614 or 2.65% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $10,457,399 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $13,576,442 or 2.50% of net assets.

(d)

Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $13,576,442 or 2.50% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)

Maturity value of $12,046,770. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $12,287,777.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund — Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Basic Materials — 2.3%
Chemicals — 0.8%
Axalta Coating Systems Ltd. (a)	116,452	$3,550,622
Forest Products & Paper — 1.5%
Mondi PLC	234,050	6,166,711
		9,717,333
Communications — 3.1%
Internet — 1.0%
F5 Networks, Inc. (a)	23,160	4,323,046
Media — 1.4%
Fox Corp. Class B	164,442	5,788,358
Telecommunications — 0.7%
Juniper Networks, Inc.	101,880	2,786,418
		12,897,822
Consumer, Cyclical — 12.8%
Airlines — 1.6%
Southwest Airlines Co. (a)	127,881	6,789,202
Auto Manufacturers — 2.3%
Cummins, Inc.	9,128	2,225,498
Honda Motor Co. Ltd. Sponsored ADR (b)	132,575	4,266,263
PACCAR, Inc.	33,768	3,013,794
		9,505,555
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	96,766	4,697,022
Bridgestone Corp. (b)	46,700	2,124,049
		6,821,071
Food Services — 1.0%
Sodexo SA (a)	45,283	4,228,380
Leisure Time — 0.7%
Polaris, Inc.	20,225	2,770,016
Retail — 5.5%
Advance Auto Parts, Inc.	39,959	8,197,189
Beacon Roofing Supply, Inc. (a)	24,711	1,315,861
Dollar Tree, Inc. (a)	55,960	5,568,020
Genuine Parts Co.	12,642	1,598,834
MSC Industrial Direct Co., Inc. Class A	68,219	6,121,291
		22,801,195
		52,915,419
Consumer, Non-cyclical — 22.9%
Commercial Services — 0.4%
Euronet Worldwide, Inc. (a)	12,792	1,731,397
Food — 7.2%
Conagra Brands, Inc.	220,257	8,012,949

	Number of Shares	Value
General Mills, Inc.	40,555	$2,471,016
The J.M. Smucker Co.	26,638	3,451,486
Kellogg Co.	42,680	2,745,604
Koninklijke Ahold Delhaize NV	256,205	7,617,514
Orkla ASA	307,175	3,129,116
Sysco Corp.	29,137	2,265,402
		29,693,087
Health Care – Products — 6.0%
Baxter International, Inc.	27,576	2,219,868
Envista Holdings Corp. (a)	48,001	2,074,123
Henry Schein, Inc. (a)	82,981	6,156,360
Koninklijke Philips NV Sponsored ADR	36,232	1,800,731
Zimmer Biomet Holdings, Inc.	77,746	12,503,112
		24,754,194
Health Care – Services — 4.5%
Centene Corp. (a)	42,202	3,077,792
Quest Diagnostics, Inc.	59,570	7,861,453
Universal Health Services, Inc. Class B	53,250	7,797,397
		18,736,642
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	27,737	3,710,656
Pharmaceuticals — 3.9%
Becton Dickinson and Co.	18,498	4,498,529
Cardinal Health, Inc.	119,925	6,846,518
McKesson Corp.	26,266	5,023,110
		16,368,157
		94,994,133
Energy — 4.6%
Oil & Gas — 3.8%
Cimarex Energy Co.	27,516	1,993,534
ConocoPhillips	122,306	7,448,435
Devon Energy Corp.	74,161	2,164,760
Pioneer Natural Resources Co.	24,821	4,033,909
		15,640,638
Oil & Gas Services — 0.8%
Baker Hughes Co.	146,508	3,350,638
		18,991,276
Financial — 24.5%
Banks — 9.8%
The Bank of New York Mellon Corp.	204,846	10,494,261
Commerce Bancshares, Inc.	14,119	1,052,713
Eastern Bankshares, Inc.	23,954	492,734
First Hawaiian, Inc.	78,038	2,211,597
M&T Bank Corp.	27,576	4,007,068
Northern Trust Corp.	78,350	9,058,827
Prosperity Bancshares, Inc.	31,576	2,267,157

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Corp.	33,319	$2,741,487
Truist Financial Corp.	98,836	5,485,398
Westamerica Bancorp.	44,213	2,565,680
		40,376,922
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.	20,905	5,202,837
T. Rowe Price Group, Inc.	24,522	4,854,620
		10,057,457
Insurance — 6.9%
Aflac, Inc.	125,255	6,721,183
The Allstate Corp.	26,109	3,405,658
Arthur J Gallagher & Co.	11,724	1,642,298
Chubb Ltd.	52,378	8,324,959
The Hartford Financial Services Group, Inc.	32,594	2,019,850
Reinsurance Group of America, Inc.	55,264	6,300,096
		28,414,044
Real Estate Investment Trusts (REITS) — 5.1%
Equinix, Inc.	3,708	2,976,041
Essex Property Trust, Inc.	12,718	3,815,527
Healthcare Trust of America, Inc. Class A	127,971	3,416,826
Healthpeak Properties, Inc.	159,564	5,311,886
MGM Growth Properties LLC Class A	121,341	4,443,507
Weyerhaeuser Co.	38,193	1,314,603
		21,278,390
Savings & Loans — 0.3%
Capitol Federal Financial, Inc.	114,051	1,343,521
		101,470,334
Industrial — 16.0%
Aerospace & Defense — 2.4%
BAE Systems PLC	602,965	4,359,191
General Dynamics Corp.	29,848	5,619,184
		9,978,375
Building Materials — 0.6%
Johnson Controls International PLC	35,083	2,407,746
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	90,606	8,719,921
Electronics — 3.6%
Hubbell, Inc.	28,772	5,375,761
nVent Electric PLC	238,125	7,439,025
TE Connectivity Ltd.	15,901	2,149,974
		14,964,760
Environmental Controls — 1.3%
Republic Services, Inc.	48,072	5,288,401
Machinery – Construction & Mining — 0.9%
Oshkosh Corp.	28,790	3,588,386
Machinery – Diversified — 1.1%
Crane Co.	27,788	2,566,778

	Number of Shares	Value
IMI PLC	85,687	$2,039,154
		4,605,932
Miscellaneous - Manufacturing — 0.3%
Textron, Inc.	20,255	1,392,936
Packaging & Containers — 3.0%
Amcor PLC	182,393	2,090,224
Packaging Corp. of America	20,385	2,760,537
Sonoco Products Co.	114,359	7,650,617
		12,501,378
Transportation — 0.7%
Heartland Express, Inc.	169,715	2,907,218
		66,355,053
Technology — 5.1%
Computers — 1.7%
Amdocs Ltd.	30,793	2,382,146
HP, Inc.	162,105	4,893,950
		7,276,096
Software — 3.4%
CDK Global, Inc.	52,340	2,600,775
Cerner Corp.	101,416	7,926,674
Open Text Corp.	69,577	3,534,512
		14,061,961
		21,338,057
Utilities — 7.7%
Electric — 6.1%
Edison International	122,896	7,105,847
Evergy, Inc.	37,553	2,269,328
Eversource Energy	30,495	2,446,919
NorthWestern Corp.	98,121	5,908,846
Pinnacle West Capital Corp.	81,028	6,641,865
Xcel Energy, Inc.	16,269	1,071,802
		25,444,607
Gas — 1.6%
Atmos Energy Corp.	34,029	3,270,527
Spire, Inc.	44,392	3,208,210
		6,478,737
		31,923,344

TOTAL COMMON STOCK (Cost $337,442,211)		410,602,771

TOTAL EQUITIES (Cost $337,442,211)		410,602,771

TOTAL LONG-TERM INVESTMENTS (Cost $337,442,211)		410,602,771

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$2,148,173	$2,148,173

TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,173)		2,148,173

TOTAL INVESTMENTS — 99.5% (Cost $339,590,384) (d)		412,750,944

Other Assets/(Liabilities) — 0.5%		2,237,602

NET ASSETS — 100.0%		$414,988,546

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $6,358,659 or 1.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,575,299 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $2,148,173. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $2,191,208.

(d)	See Note 6 for aggregate cost for federal tax purposes.

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	9/30/21	USD	3,913,851	JPY	432,864,101	$14,529
Credit Suisse International*	9/30/21	USD	11,325,127	EUR	9,494,971	45,765
JP Morgan Chase Bank N.A.*	9/30/21	GBP	230,140	USD	320,605	(2,188)
JP Morgan Chase Bank N.A.*	9/30/21	USD	11,207,971	GBP	8,052,051	67,336
UBS AG*	9/30/21	NOK	562,189	USD	66,209	(894)
UBS AG*	9/30/21	USD	2,792,300	NOK	23,968,082	7,702
						$132,250

* Contracts are subject to a Master Netting Agreement.

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund — Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Basic Materials — 0.7%
Chemicals — 0.7%
Cabot Corp.	10,855	$617,975
Methanex Corp.	26,760	884,953
		1,502,928
Communications — 7.2%
Internet — 4.8%
Criteo SA Sponsored ADR (a)	23,558	1,065,528
Mimecast Ltd. (a)	19,106	1,013,573
Perficient, Inc. (a)	38,914	3,129,464
RealReal, Inc. (a)	89,707	1,772,610
Shutterstock, Inc.	22,838	2,242,007
Squarespace, Inc. Class A (a)	10,100	600,041
The Honest Company, Inc., Lockup Shares (Acquired 8/03/15, Cost $184,255) (a) (b) (c)	8,512	133,128
		9,956,351
Media — 0.4%
The New York Times Co. Class A	15,481	674,197
Telecommunications — 2.0%
Calix, Inc. (a)	46,300	2,199,250
Ciena Corp. (a)	15,452	879,064
Viavi Solutions, Inc. (a)	62,207	1,098,576
		4,176,890
		14,807,438
Consumer, Cyclical — 13.1%
Apparel — 1.7%
Carter’s, Inc.	10,175	1,049,755
Deckers Outdoor Corp. (a)	1,630	626,034
Steven Madden Ltd.	26,282	1,150,100
Wolverine World Wide, Inc.	21,834	734,496
		3,560,385
Entertainment — 0.8%
Cinemark Holdings, Inc. (a)	49,969	1,096,820
Penn National Gaming, Inc. (a)	6,468	494,737
		1,591,557
Home Builders — 1.7%
Cavco Industries, Inc. (a)	4,217	936,975
Skyline Champion Corp. (a)	49,408	2,633,447
		3,570,422
Leisure Time — 2.5%
Acushnet Holdings Corp.	23,336	1,152,798
Planet Fitness, Inc. Class A (a)	23,036	1,733,459
Polaris, Inc.	5,634	771,633

	Number of Shares	Value
YETI Holdings, Inc. (a)	17,222	$1,581,324
		5,239,214
Lodging — 0.4%
Boyd Gaming Corp. (a)	12,187	749,379
Retail — 6.0%
BJ’s Restaurants, Inc. (a)	17,096	840,097
Denny’s Corp. (a)	51,252	845,146
FirstCash, Inc.	16,651	1,272,802
Five Below, Inc. (a)	8,519	1,646,467
Floor & Decor Holdings, Inc. Class A (a)	10,581	1,118,412
La-Z-Boy, Inc.	15,851	587,121
Nu Skin Enterprises, Inc. Class A	20,541	1,163,648
Ollie’s Bargain Outlet Holdings, Inc. (a) (d)	35,485	2,985,353
Rush Enterprises, Inc. Class A	20,593	890,441
Wingstop, Inc.	6,786	1,069,677
		12,419,164
		27,130,121
Consumer, Non-cyclical — 25.7%
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	1,158	1,182,086
Biotechnology — 9.3%
Acceleron Pharma, Inc. (a)	3,869	485,521
Akero Therapeutics, Inc. (a) (d)	13,867	344,040
Allakos, Inc. (a)	5,260	449,046
ALX Oncology Holdings, Inc. (a)	18,780	1,026,890
Amicus Therapeutics, Inc. (a)	76,004	732,679
Apellis Pharmaceuticals, Inc. (a)	19,269	1,217,801
Arena Pharmaceuticals, Inc. (a)	17,473	1,191,659
Arrowhead Pharmaceuticals, Inc. (a)	5,379	445,489
Ascendis Pharma A/S ADR (a)	3,853	506,862
BioAtla, Inc. (a)	16,349	692,871
Blueprint Medicines Corp. (a)	6,877	604,901
Dicerna Pharmaceuticals, Inc. (a)	14,112	526,660
Freeline Therapeutics Holdings PLC (a)	9,119	74,320
ImmunoGen, Inc. (a)	48,719	321,058
Karuna Therapeutics, Inc. (a)	2,690	306,633
Kodiak Sciences, Inc. (a) (d)	12,552	1,167,336
Mersana Therapeutics, Inc. (a)	48,404	657,326
NeoGenomics, Inc. (a)	19,350	874,040
PTC Therapeutics, Inc. (a)	10,145	428,829
RAPT Therapeutics, Inc. (a)	10,755	341,901
Revolution Medicines, Inc. (a)	22,524	714,912
Rocket Pharmaceuticals, Inc. (a)	18,908	837,435
Sage Therapeutics, Inc. (a)	6,184	351,313
TCR2 Therapeutics, Inc. (a)	39,497	648,146
TG Therapeutics, Inc. (a) (d)	28,755	1,115,407

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Theravance Biopharma, Inc. (a) (d)	24,091	$349,801
Turning Point Therapeutics, Inc. (a)	13,620	1,062,632
UroGen Pharma Ltd. (a) (d)	20,726	316,486
Veracyte, Inc. (a)	9,743	389,525
Y-mAbs Therapeutics, Inc. (a)	34,494	1,165,897
		19,347,416
Commercial Services — 4.5%
2U, Inc. (a) (d)	29,141	1,214,306
Chegg, Inc. (a)	21,473	1,784,621
Cross Country Healthcare, Inc. (a)	38,519	635,949
Green Dot Corp. Class A (a)	19,684	922,195
HealthEquity, Inc. (a)	4,700	378,256
Legalzoom.com Inc. (a)	1,400	52,990
LiveRamp Holdings, Inc. (a)	18,411	862,555
Multiplan Corp. (a)	115,504	1,099,598
Repay Holdings Corp. (a)	41,017	986,049
TriNet Group, Inc. (a)	20,711	1,501,133
		9,437,652
Food — 1.6%
BellRing Brands, Inc. Class A (a)	35,113	1,100,441
Performance Food Group Co. (a)	20,474	992,784
Sanderson Farms, Inc.	6,213	1,167,858
		3,261,083
Health Care – Products — 4.4%
Avanos Medical, Inc. (a)	24,343	885,355
Glaukos Corp. (a)	6,094	516,954
Globus Medical, Inc. Class A (a)	28,057	2,175,259
Haemonetics Corp. (a)	13,691	912,368
Hill-Rom Holdings, Inc.	8,292	941,888
Integra LifeSciences Holdings Corp. (a)	15,602	1,064,681
NanoString Technologies, Inc. (a)	7,662	496,421
Omnicell, Inc. (a)	13,434	2,034,580
		9,027,506
Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	20,619	1,293,842
Accolade, Inc. (a) (d)	22,971	1,247,555
Amedisys, Inc. (a)	2,671	654,208
LHC Group, Inc. (a)	12,702	2,543,702
Medpace Holdings, Inc. (a)	6,406	1,131,492
Oak Street Health, Inc. (a) (d)	16,701	978,178
		7,848,977
Pharmaceuticals — 1.5%
Heron Therapeutics, Inc. (a) (d)	38,550	598,296
Intellia Therapeutics, Inc. (a)	3,051	493,987
KalVista Pharmaceuticals, Inc. (a)	15,805	378,688
Kura Oncology, Inc. (a)	13,352	278,389
Myovant Sciences Ltd. (a) (d)	18,146	413,185

	Number of Shares	Value
Owens & Minor, Inc.	15,100	$639,183
Reata Pharmaceuticals, Inc. Class A (a) (d)	2,071	293,109
		3,094,837
		53,199,557
Energy — 2.8%
Energy – Alternate Sources — 1.9%
Atlantica Sustainable Infrastructure PLC (d)	30,973	1,152,815
First Solar, Inc. (a)	12,793	1,157,895
Maxeon Solar Technologies Ltd. (a)	59,835	1,282,264
SunPower Corp. (a)	9,520	278,174
		3,871,148
Oil & Gas — 0.9%
Delek US Holdings, Inc.	23,799	514,534
Viper Energy Partners LP (e)	46,716	879,662
Whiting Petroleum Corp. (a)	10,408	567,757
		1,961,953
		5,833,101
Financial — 16.0%
Banks — 5.1%
Ameris Bancorp	39,751	2,012,593
Atlantic Union Bankshares Corp.	34,058	1,233,581
BancorpSouth Bank	35,853	1,015,716
First Interstate BancSystem, Inc. Class A	22,993	961,797
Great Western Bancorp, Inc.	32,381	1,061,773
National Bank Holdings Corp. Class A	32,889	1,241,231
Seacoast Banking Corp. of Florida	34,679	1,184,288
Simmons First National Corp. Class A	39,115	1,147,634
Western Alliance Bancorp	8,158	757,470
		10,616,083
Diversified Financial Services — 2.2%
Air Lease Corp.	23,225	969,412
Hamilton Lane, Inc. Class A	4,729	430,906
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (d)	32,556	1,828,019
PRA Group, Inc. (a)	29,046	1,117,400
StepStone Group, Inc. Class A	2,500	86,000
		4,431,737
Insurance — 2.6%
Assured Guaranty Ltd.	25,157	1,194,454
Kemper Corp.	10,732	793,095
MGIC Investment Corp.	83,926	1,141,394
Selective Insurance Group, Inc.	16,079	1,304,811
SiriusPoint Ltd. (a)	83,777	843,634
		5,277,388

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.8%
McGrath RentCorp	14,865	$1,212,538
Redfin Corp. (a) (d)	7,949	504,046
		1,716,584
Real Estate Investment Trusts (REITS) — 4.4%
Essential Properties Realty Trust, Inc.	76,906	2,079,538
JBG SMITH Properties	31,815	1,002,491
Life Storage, Inc.	10,218	1,096,902
PotlatchDeltic Corp.	17,712	941,393
PS Business Parks, Inc.	6,796	1,006,352
Ryman Hospitality Properties, Inc. (a)	12,632	997,423
Xenia Hotels & Resorts, Inc. (a)	105,232	1,970,995
		9,095,094
Savings & Loans — 0.9%
Sterling Bancorp	76,898	1,906,301
		33,043,187
Industrial — 15.7%
Aerospace & Defense — 0.8%
Mercury Systems, Inc. (a)	10,300	682,684
Spirit AeroSystems Holdings, Inc. Class A	21,320	1,006,091
		1,688,775
Building Materials — 1.9%
Builders FirstSource, Inc. (a)	24,403	1,041,032
Gibraltar Industries, Inc. (a)	12,407	946,778
Louisiana-Pacific Corp.	16,908	1,019,383
Patrick Industries, Inc.	13,557	989,661
		3,996,854
Electrical Components & Equipment — 1.0%
EnerSys	12,864	1,257,199
Novanta, Inc. (a)	6,686	901,005
		2,158,204
Electronics — 0.8%
II-VI, Inc. (a) (d)	24,129	1,751,524
Engineering & Construction — 0.8%
Fluor Corp. (a) (d)	91,515	1,619,815
Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	12,731	1,185,765
Hand & Machine Tools — 0.6%
Kennametal, Inc.	32,984	1,184,785
Machinery – Construction & Mining — 0.1%
Argan, Inc.	4,964	237,230
Machinery – Diversified — 5.0%
Albany International Corp. Class A	11,700	1,044,342
Altra Industrial Motion Corp.	20,559	1,336,746
Applied Industrial Technologies, Inc.	14,776	1,345,503
Chart Industries, Inc. (a)	6,677	976,979

	Number of Shares	Value
Colfax Corp. (a)	19,220	$880,468
Curtiss-Wright Corp.	7,861	933,572
Hydrofarm Holdings Group, Inc. (a)	11,200	662,032
Kornit Digital Ltd. (a)	4,194	521,440
The Middleby Corp. (a)	6,521	1,129,829
SPX FLOW, Inc.	24,076	1,570,718
		10,401,629
Metal Fabricate & Hardware — 1.3%
Helios Technologies, Inc.	14,818	1,156,545
Rexnord Corp.	31,032	1,552,841
		2,709,386
Miscellaneous - Manufacturing — 1.0%
Enerpac Tool Group Corp.	40,859	1,087,667
John Bean Technologies Corp.	6,181	881,534
		1,969,201
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	65,208	1,182,873
Transportation — 0.7%
Kirby Corp. (a)	15,511	940,587
Saia, Inc. (a)	2,585	541,532
		1,482,119
Trucking & Leasing — 0.5%
GATX Corp.	11,206	991,395
		32,559,555
Technology — 16.2%
Computers — 3.6%
PAR Technology Corp. (a) (d)	16,136	1,128,552
Rapid7, Inc. (a)	35,368	3,346,874
Telos Corp. (a)	28,456	967,788
Varonis Systems, Inc. (a)	33,687	1,941,045
		7,384,259
Semiconductors — 4.3%
ACM Research, Inc. Class A (a) (d)	8,183	836,466
FormFactor, Inc. (a)	28,181	1,027,479
Lattice Semiconductor Corp. (a)	9,750	547,755
MKS Instruments, Inc.	11,233	1,998,913
Power Integrations, Inc.	10,572	867,538
Synaptics, Inc. (a)	4,500	700,110
Tower Semiconductor Ltd. (a)	96,393	2,836,846
		8,815,107
Software — 8.3%
Bandwidth, Inc. Class A (a)	12,013	1,656,833
Cardlytics, Inc. (a) (d)	20,292	2,575,663
Clear Secure Inc. (a)	900	36,000
Cloudera, Inc. (a)	89,852	1,425,053
Digital Turbine, Inc. (a)	23,572	1,792,179
Health Catalyst, Inc. (a)	16,933	939,951

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
j2 Global, Inc. (a)	9,460	$1,301,223
Jamf Holding Corp. (a)	27,976	939,154
Latch, Inc., Lockup Shares (Acquired 6/04/21, Cost $628,400) ) (a) (b) (c)	62,840	737,742
Manhattan Associates, Inc. (a)	9,011	1,305,153
MarkLogic Corp. (Escrow Shares) (Acquired 11/11/20, Cost $7,680) (a) (b) (c) (f)	22,966	299
Momentive Global, Inc. (a)	49,630	1,045,704
New Relic, Inc. (a)	13,094	876,905
Payoneer Global, Inc., Lockup Shares (Acquired 2/03/21, Cost $109,000) (a) (b) (c)	10,900	107,521
Porch Group, Inc. (a)	10,900	210,806
Porch Group, Inc. (Acquired 12/23/20, Cost $337,700) (a) (b) (c)	33,770	644,332
SentinelOne Inc. (a)	900	38,250
Sprout Social, Inc. Class A (a)	5,175	462,748
Verra Mobility Corp. (a)	72,508	1,114,448
		17,209,964
		33,409,330
Utilities — 0.5%
Electric — 0.5%
Portland General Electric Co.	23,694	1,091,820

TOTAL COMMON STOCK (Cost $161,815,587)		202,577,037

TOTAL EQUITIES (Cost $161,815,587)		202,577,037

RIGHTS — 0.0%
Financial — 0.0%
Diversified Financial Services — 0.0%
Decarbonization Plus Acquisition Corp. (Acquired 2/09/21, Cost $0) (a) (b) (c) (f)	27,900	—
One (Acquired 2/24/21, Cost $0) (a) (b) (c) (f)	74,800	—

TOTAL RIGHTS (Cost $0)		—

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
iShares Russell 2000 ETF (d)	4,876	$1,118,408
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,448,551	1,448,551

TOTAL MUTUAL FUNDS (Cost $2,558,667)		2,566,959

TOTAL LONG-TERM INVESTMENTS (Cost $164,374,254)		205,143,996

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$1,641,023	1,641,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,641,023)		1,641,023

TOTAL INVESTMENTS — 99.9% (Cost $166,015,277) (i)		206,785,019

Other Assets/(Liabilities) — 0.1%		208,163

NET ASSETS — 100.0%		$206,993,182

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2021, these securities amounted to a value of $1,623,022 or 0.78% of net assets.
(c)

Restricted security. Certain securities are restricted as to resale. At June 30, 2021, these securities amounted to a value of $1,623,022 or 0.78% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $18,641,536 or 9.01% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $17,608,593 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Security is a Master Limited Partnership.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $1,641,023. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,673,966.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund — Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Basic Materials — 5.4%
Chemicals — 2.6%
American Vanguard Corp.	14,994	$262,545
Atotech Ltd. (a) (b)	21,404	546,444
Minerals Technologies, Inc.	7,154	562,805
Orion Engineered Carbons SA (a)	30,759	584,113
Quaker Chemical Corp. (b)	2,335	553,839
		2,509,746
Forest Products & Paper — 0.5%
Clearwater Paper Corp. (a)	16,262	471,110
Iron & Steel — 1.2%
Carpenter Technology Corp.	15,123	608,247
Reliance Steel & Aluminum Co.	3,325	501,743
		1,109,990
Mining — 1.1%
Alcoa Corp. (a)	3,147	115,935
Constellium SE (a)	50,960	965,692
		1,081,627
		5,172,473
Communications — 3.6%
Advertising — 0.9%
Advantage Solutions, Inc. (a)	33,916	365,954
Boston Omaha Corp. Class A (a) (b)	16,831	533,711
		899,665
Internet — 0.3%
Figs, Inc. Class A (a)	802	40,180
Poshmark, Inc. Class A (a)	4,662	222,564
		262,744
Media — 1.5%
Cable One, Inc.	371	709,653
Scholastic Corp.	11,348	429,976
Thryv Holdings, Inc. (a)	9,564	342,104
		1,481,733
Telecommunications — 0.9%
Harmonic, Inc. (a)	100,020	852,170
		3,496,312
Consumer, Cyclical — 12.0%
Airlines — 0.2%
Allegiant Travel Co. (a)	1,139	220,966
Apparel — 1.2%
Hanesbrands, Inc.	21,814	407,267
Steven Madden Ltd.	17,847	780,985
		1,188,252

	Number of Shares	Value
Auto Manufacturers — 0.4%
Blue Bird Corp. (a)	14,654	$364,298
Auto Parts & Equipment — 1.4%
Dorman Products, Inc. (a)	5,317	551,214
The Goodyear Tire & Rubber Co. (a)	14,000	240,100
Visteon Corp. (a)	4,344	525,363
		1,316,677
Distribution & Wholesale — 1.5%
Pool Corp.	1,252	574,242
Resideo Technologies, Inc. (a)	11,433	342,990
Univar Solutions, Inc. (a)	20,991	511,761
		1,428,993
Entertainment — 0.8%
Bally’s Corp. (a)	2,448	132,461
Marriott Vacations Worldwide Corp. (a)	3,932	626,368
		758,829
Home Builders — 1.9%
Cavco Industries, Inc. (a)	3,474	771,888
LCI Industries	4,006	526,468
Meritage Home Corp. (a)	5,219	491,004
		1,789,360
Leisure Time — 0.3%
Planet Fitness, Inc. Class A (a)	4,536	341,334
Retail — 4.0%
Beacon Roofing Supply, Inc. (a)	16,103	857,485
BJ’s Restaurants, Inc. (a)	11,113	546,093
Hibbett, Inc. (a)	5,251	470,647
Lumber Liquidators Holdings, Inc. (a)	21,682	457,490
Papa John’s International, Inc.	5,441	568,258
Petco Health & Wellness Co., Inc. (a) (b)	15,614	349,910
Red Robin Gourmet Burgers, Inc. (a)	11,740	388,711
Rush Enterprises, Inc. Class A	6,158	266,272
		3,904,866
Textiles — 0.3%
UniFirst Corp.	1,082	253,881
		11,567,456
Consumer, Non-cyclical — 15.1%
Beverages — 0.6%
Coca-Cola Consolidated, Inc.	1,514	608,825
Biotechnology — 2.4%
Acceleron Pharma, Inc. (a)	2,546	319,498
Blueprint Medicines Corp. (a)	2,602	228,872
C4 Therapeutics, Inc. (a)	5,051	191,130
Insmed, Inc. (a)	7,666	218,174
Karuna Therapeutics, Inc. (a)	1,295	147,617
Kodiak Sciences, Inc. (a) (b)	2,107	195,951

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kymera Therapeutics, Inc. (a)	2,300	$111,550
Replimune Group, Inc. (a)	6,861	263,600
Turning Point Therapeutics, Inc. (a)	2,200	171,644
Ultragenyx Pharmaceutical, Inc. (a)	3,352	319,613
Xencor, Inc. (a) (b)	5,090	175,554
		2,343,203
Commercial Services — 4.4%
The Aaron’s Co., Inc.	7,511	240,277
ABM Industries, Inc.	5,400	239,490
FTI Consulting, Inc. (a)	1,890	258,193
Green Dot Corp. Class A (a)	9,856	461,754
Kelly Services, Inc. Class A (a)	7,804	187,062
Korn Ferry	10,588	768,159
Monro, Inc.	8,144	517,225
Multiplan Corp. (a) (b)	6,115	58,215
PROG Holdings, Inc.	13,561	652,691
Strategic Education, Inc.	11,120	845,787
		4,228,853
Food — 2.4%
Grocery Outlet Holding Corp. (a)	10,215	354,052
Nomad Foods Ltd. (a)	34,556	976,898
Post Holdings, Inc. (a)	5,176	561,440
The Simply Good Foods Co. (a)	12,629	461,085
		2,353,475
Health Care – Products — 1.5%
Atrion Corp.	1,029	638,937
Envista Holdings Corp. (a)	14,237	615,181
Quidel Corp. (a) (b)	1,119	143,366
		1,397,484
Health Care – Services — 3.0%
Agiliti, Inc. (a)	14,608	319,477
The Ensign Group, Inc.	6,908	598,716
Molina Healthcare, Inc. (a)	701	177,395
Ortho Clinical Diagnostics Holdings PLC Class H (a)	10,583	226,582
The Pennant Group, Inc. (a)	8,963	366,587
Select Medical Holdings Corp.	27,877	1,178,082
		2,866,839
Pharmaceuticals — 0.8%
Arvinas, Inc. (a)	2,389	183,953
Option Care Health, Inc. (a)	28,471	622,661
		806,614
		14,605,293
Energy — 6.0%
Energy – Alternate Sources — 0.9%
REX American Resources Corp. (a)	5,143	463,796

	Number of Shares	Value
Shoals Technologies Group, Inc. Class A (a)	10,802	$383,471
		847,267
Oil & Gas — 3.2%
Devon Energy Corp.	35,221	1,028,101
Magnolia Oil & Gas Corp. Class A (a)	51,348	802,569
Matador Resources Co.	33,932	1,221,891
		3,052,561
Oil & Gas Services — 1.9%
ChampionX Corp. (a)	44,135	1,132,063
Liberty Oilfield Services, Inc. Class A (a)	52,383	741,743
		1,873,806
		5,773,634
Financial — 33.5%
Banks — 16.1%
Atlantic Capital Bancshares, Inc. (a)	7,600	193,496
BankUnited, Inc.	26,100	1,114,209
Columbia Banking System, Inc.	17,961	692,576
CrossFirst Bankshares, Inc. (a)	24,813	341,179
Eastern Bankshares, Inc.	20,217	415,864
FB Financial Corp.	18,039	673,215
Glacier Bancorp, Inc.	13,098	721,438
HarborOne Bancorp, Inc.	41,078	589,059
Heritage Financial Corp.	10,184	254,804
Home BancShares, Inc.	49,400	1,219,192
Howard Bancorp, Inc. (a)	30,116	485,771
Independent Bank Corp.	5,056	381,728
Live Oak Bancshares, Inc.	15,768	930,312
National Bank Holdings Corp. Class A	16,771	632,938
Origin Bancorp, Inc.	14,021	595,332
PCSB Financial Corp.	11,279	204,939
Pinnacle Financial Partners, Inc.	15,174	1,339,712
Popular, Inc.	9,890	742,244
Southern First Bancshares, Inc. (a)	10,104	516,921
Towne Bank	25,524	776,440
Walker & Dunlop, Inc.	3,806	397,270
Webster Financial Corp.	13,333	711,182
Western Alliance Bancorp	17,068	1,584,764
		15,514,585
Diversified Financial Services — 3.3%
Air Lease Corp.	5,939	247,894
Houlihan Lokey, Inc.	9,276	758,684
I3 Verticals, Inc. Class A (a)	12,067	364,665
PennyMac Financial Services, Inc.	8,732	538,939
PRA Group, Inc. (a)	5,495	211,393
StepStone Group, Inc. Class A	5,048	173,651

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Virtus Investment Partners, Inc.	3,164	$878,864
		3,174,090
Insurance — 2.9%
BRP Group, Inc. Class A (a)	20,105	535,798
James River Group Holdings Ltd.	13,167	494,026
Palomar Holdings, Inc. (a)	4,704	354,964
ProAssurance Corp.	18,419	419,032
Radian Group, Inc.	31,782	707,150
State Auto Financial Corp.	17,352	297,066
		2,808,036
Real Estate — 1.6%
McGrath RentCorp	7,590	619,116
The St. Joe Co.	20,907	932,661
		1,551,777
Real Estate Investment Trusts (REITS) — 7.9%
American Campus Communities, Inc.	9,222	430,852
Apartment Investment and Management Co. Class A (b)	35,096	235,494
EastGroup Properties, Inc.	4,934	811,396
Essential Properties Realty Trust, Inc.	11,186	302,470
Healthcare Realty Trust, Inc.	18,732	565,706
JBG SMITH Properties	22,963	723,564
PotlatchDeltic Corp.	14,114	750,159
PS Business Parks, Inc.	3,705	548,636
Safehold, Inc. (b)	4,913	385,671
Saul Centers, Inc.	14,055	638,800
Sunstone Hotel Investors, Inc. (a)	69,986	869,226
Terreno Realty Corp.	15,410	994,253
Washington Real Estate Investment Trust	16,721	384,583
		7,640,810
Savings & Loans — 1.7%
Meridian Bancorp, Inc.	27,711	566,967
WSFS Financial Corp.	23,049	1,073,853
		1,640,820
		32,330,118
Industrial — 14.6%
Aerospace & Defense — 1.0%
Triumph Group, Inc. (a)	46,312	960,974
Building Materials — 2.3%
JELD-WEN Holding, Inc. (a)	14,176	372,262
SPX Corp. (a)	9,196	561,691
UFP Industries, Inc.	16,594	1,233,598
		2,167,551
Electrical Components & Equipment — 2.6%
Belden, Inc.	23,452	1,185,967

	Number of Shares	Value
Littelfuse, Inc.	5,153	$1,312,933
		2,498,900
Electronics — 0.7%
Brady Corp. Class A	9,895	554,516
Knowles Corp. (a)	3,828	75,564
		630,080
Environmental Controls — 0.7%
Stericycle, Inc. (a)	10,001	715,572
Hand & Machine Tools — 0.5%
MSA Safety, Inc.	3,103	513,795
Machinery – Diversified — 2.1%
Alamo Group, Inc.	1,931	294,825
Cactus, Inc. Class A	21,515	790,031
Chart Industries, Inc. (a)	1,598	233,820
CIRCOR International, Inc. (a)	12,622	411,477
Thermon Group Holdings, Inc. (a)	18,503	315,291
		2,045,444
Metal Fabricate & Hardware — 1.4%
Helios Technologies, Inc.	10,872	848,560
The Timken Co.	5,479	441,553
Xometry, Inc. Class A (a)	883	77,165
		1,367,278
Miscellaneous - Manufacturing — 1.7%
Enerpac Tool Group Corp.	19,399	516,401
ESCO Technologies, Inc.	7,545	707,797
Myers Industries, Inc.	20,238	424,998
		1,649,196
Transportation — 1.6%
International Seaways, Inc.	15,170	290,961
Landstar System, Inc.	4,163	657,837
Matson, Inc.	4,836	309,504
Ryder System, Inc.	4,104	305,050
		1,563,352
		14,112,142
Technology — 3.9%
Computers — 0.5%
Integral Ad Science Holding Corp. (a)	4,702	96,767
Parsons Corp. (a)	8,658	340,779
		437,546
Semiconductors — 1.7%
Entegris, Inc.	4,864	598,126
MaxLinear, Inc. (a)	10,731	455,960
Onto Innovation, Inc. (a)	4,003	292,379
Semtech Corp. (a)	4,128	284,007
		1,630,472

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.7%
Ceridian HCM Holding, Inc. (a)	6,681	$640,842
DoubleVerify Holdings, Inc. (a)	1,263	53,475
nCino, Inc. (a)	3,696	221,464
Phreesia, Inc. (a)	7,147	438,111
Workiva, Inc. (a) (b)	2,660	296,138
		1,650,030
		3,718,048
Utilities — 4.3%
Electric — 1.8%
Ameresco, Inc. Class A (a)	3,881	243,416
IDACORP, Inc.	5,592	545,220
MGE Energy, Inc.	8,726	649,564
NorthWestern Corp.	4,827	290,682
		1,728,882
Gas — 1.9%
Chesapeake Utilities Corp.	9,444	1,136,396
ONE Gas, Inc.	9,371	694,579
		1,830,975
Water — 0.6%
California Water Service Group (b)	10,358	575,283
		4,135,140

TOTAL COMMON STOCK (Cost $63,122,106)		94,910,616

TOTAL EQUITIES (Cost $63,122,106)		94,910,616

WARRANTS — 0.0%
Communications — 0.0%
Advertising — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	3,471	8,643

TOTAL WARRANTS (Cost $4,568)		8,643

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	108,809	108,809

TOTAL MUTUAL FUNDS (Cost $108,809)		108,809

TOTAL LONG-TERM INVESTMENTS (Cost $63,235,483)		95,028,068

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	$100

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (d)	$1,672,638	1,672,638

TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,738)		1,672,738

TOTAL INVESTMENTS — 100.2% (Cost $64,908,221) (e)		96,700,806

Other Assets/(Liabilities) — (0.2)%		(195,390)

NET ASSETS — 100.0%		$96,505,416

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,790,928 or 1.86% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,718,912 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $1,672,638. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $1,706,150.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Basic Materials — 5.9%
Chemicals — 2.1%
GCP Applied Technologies, Inc. (a)	66,939	$1,557,001
Innospec, Inc.	12,823	1,161,892
Orion Engineered Carbons SA (a)	80,250	1,523,948
		4,242,841
Iron & Steel — 3.8%
Carpenter Technology Corp.	60,475	2,432,305
Commercial Metals Co.	71,170	2,186,342
Reliance Steel & Aluminum Co.	18,785	2,834,656
		7,453,303
		11,696,144
Communications — 1.7%
Internet — 1.1%
Criteo SA Sponsored ADR (a)	46,601	2,107,763
Media — 0.6%
Houghton Mifflin Harcourt Co. (a)	107,490	1,186,690
		3,294,453
Consumer, Cyclical — 22.7%
Airlines — 1.9%
Alaska Air Group, Inc. (a)	30,972	1,867,921
SkyWest, Inc. (a)	45,257	1,949,219
		3,817,140
Apparel — 5.2%
Carter’s, Inc.	22,180	2,288,311
Kontoor Brands, Inc.	33,790	1,906,094
Ralph Lauren Corp.	21,520	2,535,271
Steven Madden Ltd.	34,120	1,493,091
Tapestry, Inc. (a)	49,870	2,168,348
		10,391,115
Auto Parts & Equipment — 2.8%
Dana, Inc.	57,226	1,359,690
The Goodyear Tire & Rubber Co. (a)	145,790	2,500,298
Lear Corp.	9,850	1,726,508
		5,586,496
Entertainment — 1.3%
Scientific Games Corp. Class A (a)	34,350	2,660,064
Home Builders — 3.4%
KB Home	50,460	2,054,731
PulteGroup, Inc.	61,140	3,336,410
Taylor Morrison Home Corp. (a)	51,994	1,373,682
		6,764,823
Home Furnishing — 1.4%
Herman Miller, Inc.	57,510	2,711,021

	Number of Shares	Value
Leisure Time — 0.9%
Brunswick Corp.	17,261	$1,719,541
Lodging — 0.8%
Hilton Grand Vacations, Inc. (a)	39,820	1,648,150
Retail — 5.0%
Dine Brands Global, Inc. (a)	21,631	1,930,567
Foot Locker, Inc.	29,313	1,806,560
Papa John’s International, Inc.	19,591	2,046,084
Sally Beauty Holdings, Inc. (a)	105,040	2,318,233
Williams-Sonoma, Inc.	11,881	1,896,801
		9,998,245
		45,296,595
Consumer, Non-cyclical — 9.5%
Commercial Services — 5.1%
ADT, Inc.	187,410	2,022,154
Herc Holdings, Inc. (a)	17,040	1,909,673
Korn Ferry	38,080	2,762,704
Robert Half International, Inc.	39,378	3,503,460
		10,197,991
Food — 2.7%
The Hain Celestial Group, Inc. (a) (b)	69,715	2,796,966
Nomad Foods Ltd. (a)	91,137	2,576,443
		5,373,409
Health Care – Services — 1.7%
MEDNAX, Inc. (a)	107,640	3,245,346
		18,816,746
Energy — 3.6%
Oil & Gas — 2.2%
Cimarex Energy Co.	30,994	2,245,515
HollyFrontier Corp.	65,145	2,143,271
		4,388,786
Oil & Gas Services — 1.4%
Dril-Quip, Inc. (a)	39,752	1,344,810
MRC Global, Inc. (a)	161,805	1,520,967
		2,865,777
		7,254,563
Financial — 30.3%
Banks — 11.9%
BankUnited, Inc.	55,519	2,370,106
Comerica, Inc.	42,050	2,999,847
First Citizens BancShares, Inc. Class A	3,699	3,080,305
First Hawaiian, Inc.	42,540	1,205,584
Synovus Financial Corp.	65,154	2,858,958
Texas Capital Bancshares, Inc. (a)	40,488	2,570,583
Umpqua Holdings Corp.	87,368	1,611,940
Webster Financial Corp.	46,159	2,462,121
Wintrust Financial Corp.	34,100	2,578,983

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zions Bancorp NA	38,448	$2,032,361
		23,770,788
Diversified Financial Services — 3.0%
Moelis & Co. Class A	30,651	1,743,735
OneMain Holdings, Inc.	25,584	1,532,738
Stifel Financial Corp.	42,320	2,744,875
		6,021,348
Insurance — 5.0%
American Financial Group, Inc.	18,778	2,341,992
Everest Re Group Ltd.	9,171	2,311,184
The Hanover Insurance Group, Inc.	14,008	1,900,045
Selective Insurance Group, Inc.	18,437	1,496,163
Voya Financial, Inc.	29,968	1,843,032
		9,892,416
Real Estate Investment Trusts (REITS) — 9.1%
American Campus Communities, Inc.	35,502	1,658,653
Camden Property Trust	18,028	2,391,775
Cousins Properties, Inc.	47,480	1,746,314
CubeSmart	50,974	2,361,116
MGM Growth Properties LLC Class A	67,729	2,480,236
Physicians Realty Trust	142,753	2,636,648
RLJ Lodging Trust	137,096	2,087,972
STAG Industrial, Inc.	75,742	2,835,023
		18,197,737
Savings & Loans — 1.3%
Sterling Bancorp	102,152	2,532,348
		60,414,637
Industrial — 18.5%
Aerospace & Defense — 1.3%
AAR Corp. (a)	1,349	52,274
Spirit AeroSystems Holdings, Inc. Class A	52,860	2,494,463
		2,546,737
Building Materials — 1.1%
Masonite International Corp. (a)	19,891	2,223,615
Electrical Components & Equipment — 1.0%
Belden, Inc.	41,144	2,080,652
Electronics — 1.2%
Avnet, Inc.	62,720	2,513,818
Engineering & Construction — 1.4%
AECOM (a)	45,090	2,855,099
Hand & Machine Tools — 1.5%
Kennametal, Inc.	4,838	173,781

	Number of Shares	Value
Regal Beloit Corp.	20,872	$2,786,621
		2,960,402
Machinery – Construction & Mining — 2.5%
Oshkosh Corp.	24,791	3,089,950
Vertiv Holdings Co.	70,600	1,927,380
		5,017,330
Machinery – Diversified — 1.0%
Crane Co.	20,984	1,938,292
Metal Fabricate & Hardware — 1.1%
The Timken Co.	26,790	2,159,006
Miscellaneous - Manufacturing — 1.6%
Hillenbrand, Inc.	32,940	1,451,995
Trinseo SA	29,973	1,793,584
		3,245,579
Packaging & Containers — 1.6%
Sealed Air Corp.	52,800	3,128,400
Transportation — 2.4%
Knight-Swift Transportation Holdings, Inc.	59,833	2,720,008
XPO Logistics, Inc. (a)	14,469	2,024,068
		4,744,076
Trucking & Leasing — 0.8%
GATX Corp.	17,280	1,528,762
		36,941,768
Technology — 5.2%
Computers — 2.8%
Amdocs Ltd.	18,424	1,425,281
Genpact Ltd.	31,450	1,428,773
Lumentum Holdings, Inc. (a)	17,220	1,412,557
NCR Corp. (a)	30,795	1,404,560
		5,671,171
Semiconductors — 1.6%
Kulicke & Soffa Industries, Inc.	32,372	1,981,166
MaxLinear, Inc. (a)	28,469	1,209,648
		3,190,814
Software — 0.8%
CommVault Systems, Inc. (a)	19,626	1,534,164
		10,396,149
Utilities — 2.1%
Electric — 1.4%
IDACORP, Inc.	29,091	2,836,373

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.7%
Southwest Gas Holdings, Inc.	20,010	$1,324,462
		4,160,835

TOTAL COMMON STOCK (Cost $146,975,706)		198,271,890

TOTAL EQUITIES (Cost $146,975,706)		198,271,890

TOTAL LONG-TERM INVESTMENTS (Cost $146,975,706)		198,271,890

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (c)	$755,942	755,942

TOTAL SHORT-TERM INVESTMENTS (Cost $755,942)		755,942

TOTAL INVESTMENTS — 99.9% (Cost $147,731,648) (d)		199,027,832

Other Assets/(Liabilities) — 0.1%		252,848

NET ASSETS — 100.0%		$199,280,680

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $1,941,700 or 0.97% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,980,689 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)

Maturity value of $755,942. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $771,116.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments
June 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 111.2%
BANK LOANS — 1.6%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.354% VRN 5/30/25	$49,250	$48,520
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.846% VRN 1/29/27	34,500	32,936
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	209,539	207,444
Chemicals — 0.1%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	254,341	250,389
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	100,000	100,013
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	67,816	67,826
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	128,045	127,405
Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	248,750	248,645
Health Care – Services — 0.1%
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	227,613	226,973
Icon Luxembourg Sarl
Term Loan B,
0.000% 6/16/28 (a)	136,092	136,285
1st Lien Term Loan B,
0.000% 6/16/28 (a)	33,908	33,955
		397,213

	Principal Amount	Value
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	$437,800	$434,880
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 12/23/24	95,582	94,712
Media — 0.1%
Diamond Sports Group LLC, Term Loan, 1 mo. USD LIBOR + 3.250%
3.360% VRN 8/24/26	64,835	38,828
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.110% VRN 4/01/28	150,000	148,500
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
2.573% VRN 1/31/28	275,000	272,404
		459,732
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
1.827% VRN 7/01/26	151,015	149,772
Pharmaceuticals — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	45,864	45,805
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.842% VRN 8/02/27	412,632	406,100
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 Week USD LIBOR + 2.000%
2.088% VRN 11/15/27	297,987	294,933
Horizon Therapeutics USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.500% VRN 3/15/28	375,000	372,304
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 4/21/28	150,000	150,421
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	275,000	275,173
		1,544,736

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 1 mo. USD LIBOR + 1.750%
1.841% VRN 12/20/24	$50,000	$49,557
Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	240,000	240,874
Telecommunications — 0.3%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	600,000	590,436
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	350,428	346,513
		936,949

TOTAL BANK LOANS (Cost $5,363,438)		5,391,603

CORPORATE DEBT — 22.2%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	660,000	663,054
Agriculture — 0.6%
BAT Capital Corp.
4.390% 8/15/37	400,000	431,635
4.540% 8/15/47	800,000	851,311
Imperial Brands Finance PLC
3.125% 7/26/24 (b)	320,000	336,867
Reynolds American, Inc.
5.850% 8/15/45	315,000	385,937
		2,005,750
Airlines — 0.0%
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	107,908	107,901
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .880% 1.068% FRN 10/12/21	405,000	404,483
3 mo. USD LIBOR + 1.270% 1.416% FRN 3/28/22	90,000	89,783
3.219% 1/09/22	100,000	101,070
3.813% 10/12/21	185,000	186,388
5.596% 1/07/22	1,400,000	1,428,728

	Principal Amount	Value
General Motors Financial Co., Inc.
3.150% 6/30/22	$550,000	$563,161
3.450% 4/10/22	105,000	106,931
4.200% 11/06/21	675,000	683,836
4.375% 9/25/21	85,000	85,786
		3,650,166
Banks — 4.4%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	715,000	720,993
SOFR + .960% 1.734% VRN 7/22/27	700,000	705,696
SOFR + 1.060% 2.087% VRN 6/14/29	685,000	690,932
Citigroup, Inc. SOFR + .770%
1.462% VRN 6/09/27	515,000	513,226
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (b)	260,000	254,657
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	495,000	506,947
SOFR + 1.560% 2.593% VRN 9/11/25 (b)	95,000	98,812
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	305,000	313,461
4.282% 1/09/28 (b)	65,000	72,340
4.550% 4/17/26	375,000	424,907
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	500,000	498,807
SOFR + .818% 1.542% VRN 9/10/27	1,040,000	1,037,754
HSBC Holdings PLC
SOFR + .708% 0.976% VRN 5/24/25	505,000	504,614
SOFR + 1.290% 1.589% VRN 5/24/27	310,000	310,738
SOFR + 1.732% 2.013% VRN 9/22/28	870,000	870,823
JP Morgan Chase & Co.
SOFR + .580% 0.969% VRN 6/23/25	420,000	420,529
SOFR + .885% 1.578% VRN 4/22/27	500,000	502,813
SOFR + 1.850% 2.083% VRN 4/22/26	165,000	170,677
2.950% 10/01/26	895,000	964,281
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	515,000	515,497

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	$430,000	$437,337
1 year CMT + 3.500% 3.870% VRN 7/09/25	220,000	238,460
Macquarie Group Ltd. SOFR + .910%
1.629% VRN 9/23/27 (b)	515,000	512,935
Morgan Stanley SOFR + .879%
1.593% VRN 5/04/27	505,000	508,366
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	541,779
3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	645,000	671,165
Santander UK PLC
5.000% 11/07/23 (b)	435,000	474,228
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	655,000	680,061
SOFR + 2.100% 2.393% VRN 6/02/28	400,000	415,058
SOFR + 1.432% 2.879% VRN 10/30/30	490,000	519,415
		15,097,308
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	880,000	1,110,581
Bacardi Ltd.
5.300% 5/15/48 (b)	130,000	169,599
		1,280,180
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	380,000	491,778
Commercial Services — 0.3%
IHS Markit Ltd.
4.000% 3/01/26 (b)	253,000	280,451
4.750% 2/15/25 (b)	255,000	285,447
4.750% 8/01/28	385,000	453,722
		1,019,620
Diversified Financial Services — 1.1%
Air Lease Corp.
3.500% 1/15/22	575,000	584,497
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (b)	335,000	345,028
3.950% 7/01/24 (b)	130,000	138,667
5.125% 10/01/23 (b)	40,000	43,239
5.250% 5/15/24 (b)	35,000	38,499

	Principal Amount	Value
GE Capital Funding LLC
4.400% 5/15/30	$330,000	$384,940
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	1,305,000	1,566,345
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	320,000	336,341
5.250% 8/15/22 (b)	95,000	99,403
5.500% 2/15/24 (b)	290,000	318,818
		3,855,777
Electric — 1.7%
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,179,305
Jersey Central Power & Light Co.
4.700% 4/01/24 (b)	800,000	870,437
6.400% 5/15/36	425,000	562,713
LG&E & KU Energy LLC
4.375% 10/01/21	1,200,000	1,200,000
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,822,017
		5,634,472
Engineering & Construction — 0.0%
PowerTeam Services LLC
9.033% 12/04/25 (b)	95,000	104,500
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.750% 6/15/29 (b)	175,000	180,941
5.125% 12/15/26 (b)	164,000	173,499
		354,440
Food — 0.4%
Kraft Heinz Foods Co.
4.875% 10/01/49	480,000	582,347
5.000% 6/04/42	110,000	134,252
6.875% 1/26/39	250,000	359,057
Pilgrim’s Pride Corp.
5.875% 9/30/27 (b)	30,000	31,950
Post Holdings, Inc.
5.750% 3/01/27 (b)	150,000	156,938
		1,264,544
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.250% 2/01/37	595,000	777,390
Health Care – Products — 0.1%
Hologic, Inc.
4.625% 2/01/28 (b)	160,000	168,000
Health Care – Services — 1.3%
Aetna, Inc.
2.800% 6/15/23	485,000	504,719

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Centene Corp.
2.450% 7/15/28 (c)	$123,000	$124,660
3.000% 10/15/30	453,000	465,358
4.250% 12/15/27	165,000	173,869
5.375% 8/15/26 (b)	155,000	161,975
CommonSpirit Health
2.782% 10/01/30	495,000	514,202
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (b)	340,000	340,176
HCA, Inc.
4.125% 6/15/29	345,000	388,847
5.000% 3/15/24	647,000	714,935
5.250% 6/15/49	525,000	674,068
Molina Healthcare, Inc.
3.875% 11/15/30 (b)	90,000	93,713
5.375% STEP 11/15/22	225,000	235,406
		4,391,928
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	129,951
Insurance — 0.7%
Athene Global Funding SOFR + .700%
0.739% FRN 5/24/24 (b)	505,000	509,075
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	1,215,516
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	500,000	516,179
4.270% 5/15/47 (b)	130,000	155,529
		2,396,299
Internet — 0.1%
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	335,000	358,883
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	101,541
4.800% 3/01/50	230,000	264,354
4.908% 7/23/25	205,000	232,325
5.375% 5/01/47	95,000	116,490
5.750% 4/01/48	200,000	254,715
CSC Holdings LLC
5.375% 2/01/28 (b)	30,000	31,727
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	465,000	301,646

	Principal Amount	Value
Virgin Media Secured Finance PLC
5.500% 5/15/29 (b)	$255,000	$274,049
The Walt Disney Co.
3.600% 1/13/51	320,000	363,019
		1,939,866
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT
6.530% 11/15/28 (b)	200,000	245,000
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
6.750% 3/15/32	300,000	416,691
Oil & Gas — 0.8%
Antero Resources Corp.
8.375% 7/15/26 (b)	50,000	56,875
Exxon Mobil Corp.
3.452% 4/15/51	393,000	428,080
4.327% 3/19/50	22,000	27,328
KazMunayGas National Co. JSC
3.500% 4/14/33 (b)	200,000	207,330
Pertamina Persero PT
3.100% 8/27/30 (b)	200,000	205,060
Petroleos Mexicanos
5.950% 1/28/31	395,000	383,742
6.625% 6/15/35	900,000	869,850
7.690% 1/23/50	115,000	110,687
Saudi Arabian Oil Co.
1.625% 11/24/25 (b)	200,000	201,900
Transocean Guardian Ltd.
5.875% 1/15/24 (b)	110,200	107,170
Transocean Pontus Ltd.
6.125% 8/01/25 (b)	125,425	126,894
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	98,000	98,000
		2,822,916
Oil & Gas Services — 0.1%
Transocean Proteus Ltd.
6.250% 12/01/24 (b)	45,650	46,106
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	30,000	31,425
6.875% 9/01/27	96,000	102,555
		180,086
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	712,731
Berry Global, Inc.
1.570% 1/15/26 (b)	410,000	410,123

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.875% 7/15/26 (b)	$90,000	$95,234
Graphic Packaging International LLC
4.125% 8/15/24	200,000	214,500
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (b)	30,000	30,300
Sealed Air Corp.
4.000% 12/01/27 (b)	30,000	31,820
		1,494,708
Pharmaceuticals — 1.6%
AbbVie, Inc.
4.250% 11/21/49	140,000	168,274
4.450% 5/14/46	400,000	485,041
4.500% 5/14/35	165,000	198,565
Bayer US Finance II LLC
4.250% 12/15/25 (b)	75,000	83,582
4.375% 12/15/28 (b)	850,000	974,634
4.625% 6/25/38 (b)	635,000	753,843
4.875% 6/25/48 (b)	370,000	464,896
Cigna Corp.
4.125% 11/15/25	800,000	896,847
CVS Health Corp.
5.050% 3/25/48	1,150,000	1,494,166
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (b)	110,000	112,178
		5,632,026
Pipelines — 1.0%
Energy Transfer LP
4.950% 6/15/28	300,000	346,885
5.000% 5/15/50	130,000	150,361
5.150% 3/15/45	400,000	462,914
5.350% 5/15/45	50,000	57,874
5.400% 10/01/47	394,000	467,055
5.500% 6/01/27	254,000	298,043
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	400,000	392,520
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	321,200
Rockies Express Pipeline LLC
4.800% 5/15/30 (b)	250,000	250,478
4.950% 7/15/29 (b)	200,000	206,545
Ruby Pipeline LLC
8.000% STEP 4/01/22 (b)	431,818	393,203
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	82,823
		3,429,901

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.4%
American Campus Communities Operating Partnership LP
3.750% 4/15/23	$650,000	$681,005
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	345,000	327,307
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	35,000	37,566
5.250% 6/01/25	230,000	258,899
5.300% 1/15/29	310,000	361,150
5.375% 4/15/26	695,000	799,952
SBA Communications Corp.
4.875% 9/01/24	98,000	99,715
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	514,600
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,619,261
		4,699,455
Retail — 0.1%
Magic Mergeco, Inc.
5.250% 5/01/28 (b)	170,000	174,408
Savings & Loans — 0.2%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	270,000	276,853
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (b)	375,000	393,744
		670,597
Semiconductors — 0.2%
Intel Corp.
4.750% 3/25/50	500,000	664,712
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (b)	144,000	146,340
Oracle Corp.
2.875% 3/25/31	315,000	328,158
3.950% 3/25/51	505,000	552,773
		1,027,271
Telecommunications — 2.5%
AT&T, Inc.
2.550% 12/01/33 (b)	634,000	628,965
3.800% 12/01/57 (b)	1,692,000	1,764,397
4.750% 5/15/46	310,000	376,756
5.250% 3/01/37	270,000	340,386
Intelsat Jackson Holdings SA
8.500% 10/15/24 (b) (d)	171,000	100,890
9.750% 7/15/25 (b) (d)	585,000	340,763

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lumen Technologies, Inc.
4.000% 2/15/27 (b)	$76,000	$77,520
Sprint Corp.
7.875% 9/15/23	33,000	37,491
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360% STEP 3/20/23 (b)	72,188	72,548
4.738% 9/20/29 (b)	1,321,875	1,418,187
T-Mobile USA, Inc.
2.550% 2/15/31	155,000	156,607
3.750% 4/15/27	375,000	414,375
3.875% 4/15/30	270,000	301,466
4.375% 4/15/40	290,000	338,897
4.500% 2/01/26	104,000	105,989
4.750% 2/01/28	119,000	127,479
Verizon Communications, Inc.
2.100% 3/22/28	170,000	173,641
2.550% 3/21/31	510,000	521,875
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,327,755
		8,625,987

TOTAL CORPORATE DEBT (Cost $71,049,779)		75,775,565

MUNICIPAL OBLIGATIONS — 1.2%
City of New York NY, General Obligation
5.206% 10/01/31	750,000	919,207
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	745,000	862,861
Los Angeles Unified School District, General Obligation
5.755% 7/01/29	1,000,000	1,252,868
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	913,581
Regents of the University of California Medical Center Pooled, Revenue Bond
3.256% 5/15/60	255,000	270,893
		4,219,410

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,109,634)		4,219,410

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%
Commercial Mortgage-Backed Securities — 1.8%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (b) (e)	$620,000	$711,936
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (b)	180,000	194,011
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (b)	415,000	473,815
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	379,063
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	401,437
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (e)	375,000	404,742
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	420,251
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	425,363
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	465,000	488,148
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A
2.966% 12/15/38 (b)	375,000	392,247
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	508,464
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (b) (e)	670,000	714,224
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (e)	655,000	677,907
		6,191,608
Home Equity Asset-Backed Securities — 0.8%
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.382% FRN 8/25/36	1,767,184	1,751,596

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050%
1.142% FRN 10/25/34	$825,670	$821,036
		2,572,632
Other Asset-Backed Securities — 3.6%
Aimco CLO Ltd., Series 2020-11A, Class A1, 3 mo. USD LIBOR + 1.380%
1.564% FRN 10/15/31 (b)	750,000	751,365
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
1.466% FRN 1/21/32 (b)	850,000	850,284
BSPRT Issuer Ltd.
Series 2018-FL4, Class A, 1 mo. USD LIBOR + 1.050% 1.123% FRN 9/15/35 (b)	383,794	383,794
Series 2018-FL3, Class A, 1 mo. USD LIBOR + 1.350% 1.423% FRN 3/15/28 (b)	877,000	876,726
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD LIBOR + 1.100%
1.260% FRN 7/15/33 (b)	800,000	800,333
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3,
4.471% VRN 10/25/46 (e)	122,302	122,778
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
1.084% FRN 4/15/29 (b)	975,000	972,855
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.731% FRN 7/19/34 (b)	850,000	850,084
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
1.068% FRN 4/20/28 (b)	471,298	471,313
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
0.984% FRN 1/15/28 (b)	992,863	992,924
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
0.672% FRN 1/25/36	1,371,679	1,334,640
Rockford Tower CLO 2021-1 Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.170%
1.253% FRN 7/20/34 (b)	850,000	851,263

	Principal Amount	Value
Saxon Asset Securities Trust
Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 0.332% FRN 5/25/47	$1,835,583	$1,584,080
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 0.782% FRN 5/25/35	101,346	101,362
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR2, 3 mo. USD LIBOR + 1.150%
1.340% FRN 1/17/32 (b)	500,000	500,139
Tricon American Homes 2017-SFR1 Trust, Series 2017-SFR1, Class A
2.716% 9/17/34 (b)	981,901	984,831
		12,428,771
Student Loans Asset-Backed Securities — 3.1%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.792% FRN 7/25/56 (b)	462,349	465,378
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
0.346% FRN 3/28/35	1,439,719	1,419,544
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
0.682% FRN 4/25/46 (b)	879,844	872,526
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 0.506% FRN 1/25/22	714,035	700,092
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.742% FRN 5/26/26	737,038	744,618
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 0.792% FRN 1/25/29	859,291	841,905
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 0.826% FRN 1/25/22	691,765	685,760
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.042% FRN 9/25/28	724,268	729,737
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 1.276% FRN 7/25/23	1,052,803	1,055,434
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 1.676% FRN 4/25/23	783,183	789,612

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.026% FRN 7/25/73	$700,000	$700,568
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.426% FRN 10/25/83	1,430,000	1,440,279
		10,445,453
Whole Loan Collateral Collateralized Mortgage Obligations — 3.6%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
2.179% FRN 6/25/45	642,725	643,963
Banc of America Funding Trust, Series 2016-R1, Class A1,
2.500% VRN 3/25/40 (b) (e)	180,756	180,609
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.067% VRN 3/25/37 (e)	296,622	288,926
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
2.530% FRN 10/25/35	233,287	237,781
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .210% 0.302% FRN 7/25/46	1,104,673	1,053,671
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 0.692% FRN 8/25/35	1,129,121	1,063,438
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (e)	1,170,470	1,234,629
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
2.709% VRN 11/25/35 (e)	257,402	217,023
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (b)	1,106,470	1,127,320
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
0.293% FRN 11/19/36	1,479,257	1,256,610
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
0.612% FRN 4/25/35	680,836	657,591
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270% 0.362% FRN 10/25/36	1,494,786	896,184

	Principal Amount	Value
Series 2005-AR19, Class A1, 2.790% VRN 10/25/35 (e)	$786,880	$723,232
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840%
0.968% FRN 11/26/46 (b)	154,510	152,518
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
1.162% FRN 2/25/35	991,664	982,685
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 0.672% FRN 10/25/45	489,022	483,713
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 0.752% FRN 1/25/45	480,251	477,396
Series 2006-1 Class 3A2, 5.750% 2/25/36	651,248	633,687
		12,310,976

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,218,733)		43,949,440

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Abu Dhabi Government International Bond
2.500% 9/30/29 (b)	200,000	208,828
Brazilian Government International Bond
3.875% 6/12/30	400,000	403,772
Chile Government International Bond
2.550% 1/27/32	200,000	204,500
Colombia Government International Bond
3.000% 1/30/30	200,000	196,126
Dominican Republic International Bond
4.500% 1/30/30 (b)	200,000	204,502
Mexico Government International Bond
2.659% 5/24/31 (f)	638,000	623,894
Panama Government International Bond
2.252% 9/29/32	200,000	191,902
3.160% 1/23/30	200,000	209,740
3.875% 3/17/28	200,000	219,592
Qatar Government International Bond
4.500% 4/23/28 (b)	200,000	236,000

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of South Africa Government International Bond
4.850% 9/30/29 (f)	$250,000	$265,100
Romanian Government International Bond
3.000% 2/14/31 (b)	110,000	113,896
		3,077,852

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,103,808)		3,077,852

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.6%
Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	269,451	284,512
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,536,898	1,650,030
Series 4846, Class PA, 4.000% 6/15/47	259,544	271,572
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	485,959	512,806
Series 2018-57, Class QA, 3.500% 5/25/46	378,379	385,198
Series 2018-55, Class PA, 3.500% 1/25/47	234,697	242,558
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	433,775	463,956
Series 2019-15, Class GT, 3.500% 2/20/49	310,192	331,932
		4,142,564
Pass-Through Securities — 31.4%
Federal Home Loan Mortgage Corp.
Pool #G18592 3.000% 3/01/31	272,077	287,137
Pool #G18627 3.000% 1/01/32	809,134	853,698
Pool #G08710 3.000% 6/01/46	153,674	161,744
Pool #ZM1779 3.000% 9/01/46	772,196	812,457
Pool #G08726 3.000% 10/01/46	1,143,367	1,203,414
Pool #G08732 3.000% 11/01/46	414,859	436,646
Pool #G08741 3.000% 1/01/47	1,110,556	1,168,532
Pool #G07848 3.500% 4/01/44	1,619,298	1,770,141
Pool #G60023 3.500% 4/01/45	1,584,891	1,730,053
Pool #G08711 3.500% 6/01/46	544,413	579,964
Pool #G08716 3.500% 8/01/46	777,524	828,268

	Principal Amount	Value
Pool #G67700 3.500% 8/01/46	$783,885	$845,638
Pool #G08722 3.500% 9/01/46	134,926	143,732
Pool #G08742 3.500% 1/01/47	595,028	633,489
Pool #G08757 3.500% 4/01/47	156,593	166,665
Pool #G67703 3.500% 4/01/47	1,138,186	1,227,139
Pool #G67706 3.500% 12/01/47	1,048,557	1,129,441
Pool #ZA5103 3.500% 12/01/47	7,326	7,730
Pool #G67707 3.500% 1/01/48	2,763,531	3,001,749
Pool #G08800 3.500% 2/01/48	58,259	61,429
Pool #G67708 3.500% 3/01/48	262,502	281,315
Pool #G67710 3.500% 3/01/48	1,394,504	1,487,420
Pool #G08816 3.500% 6/01/48	465,629	490,379
Pool #G61556 3.500% 8/01/48	760,311	814,327
Pool #G60344 4.000% 12/01/45	874,762	958,375
Pool #G67711 4.000% 3/01/48	994,202	1,087,367
Pool #G67713 4.000% 6/01/48	4,269	4,632
Pool #G08843 4.500% 10/01/48	258,104	277,910
Pool #G08833 5.000% 7/01/48	190,559	209,135
Pool #G08844 5.000% 10/01/48	161,542	176,425
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	1,031,297	1,052,256
Pool #MA4176 2.000% 11/01/40	2,022,380	2,064,113
Pool #MA4333 2.000% 5/01/41	223,225	228,110
Pool #BL6060 2.455% 4/01/40	570,000	594,692
Pool #AM2808 2.700% 3/01/23	375,000	386,157
Pool #MA1607 3.000% 10/01/33	412,700	436,539
Pool #MA3811 3.000% 10/01/49	401,583	413,485
Pool #FN0039 3.182% VRN 9/01/27 (e)	633,310	698,281
Pool #AB4262 3.500% 1/01/32	357,346	380,752
Pool #MA1512 3.500% 7/01/33	183,804	196,705
Pool #MA1148 3.500% 8/01/42	1,155,722	1,246,590
Pool #CA0996 3.500% 1/01/48	192,118	205,557
Pool #MA3305 3.500% 3/01/48	42,693	44,972
Pool #BL1132 3.730% 1/01/29	920,000	1,061,455
Pool #MA1146 4.000% 8/01/42	459,515	503,229
Pool #AS9830 4.000% 6/01/47	246,604	264,823
Pool #MA3027 4.000% 6/01/47	332,353	356,907
Pool #AS9972 4.000% 7/01/47	242,392	260,299
Pool #931504 4.500% 7/01/39	54,087	60,152
Pool #CA1710 4.500% 5/01/48	792,738	853,161
Pool #CA1711 4.500% 5/01/48	268,769	290,531
Pool #CA2208 4.500% 8/01/48	529,228	569,930
Pool #AD6374 5.000% 5/01/40	13,245	15,052
Pool #AI2733 5.000% 5/01/41	88,544	100,619
Pool #977014 5.500% 5/01/38	18,119	21,125
Pool #985524 5.500% 6/01/38	17,153	19,960
Pool #988578 5.500% 8/01/38	113,671	132,335
Pool #995482 5.500% 1/01/39	85,667	99,808

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	$979,133	$1,031,956
Pool #MA4718 3.000% 9/20/47	110,458	116,425
Pool #MA4836 3.000% 11/20/47	396,241	417,432
Pool #MA6209 3.000% 10/20/49	423,543	434,745
Pool #MA3521 3.500% 3/20/46	388,913	413,066
Pool #MA3597 3.500% 4/20/46	121,359	128,896
Pool #MA3663 3.500% 5/20/46	180,629	191,847
Pool #MA3937 3.500% 9/20/46	150,327	159,615
Pool #MA4127 3.500% 12/20/46	529,885	562,626
Pool #MA4262 3.500% 2/20/47	546,671	580,279
Pool #MA4382 3.500% 4/20/47	143,901	152,748
Pool #MA4719 3.500% 9/20/47	187,010	198,083
Pool #MA4837 3.500% 11/20/47	384,950	407,382
Pool #MA4900 3.500% 12/20/47	1,398,627	1,480,131
Pool #MA4653 4.000% 8/20/47	74,163	79,273
Pool #MA4838 4.000% 11/20/47	316,347	337,998
Pool #MA4901 4.000% 12/20/47	138,492	147,916
Pool #MA5078 4.000% 3/20/48	501,195	534,321
Pool #MA5466 4.000% 9/20/48	540,926	574,397
Pool #MA5399 4.500% 8/20/48	1,049,797	1,132,131
Pool #MA3666 5.000% 5/20/46	126,868	142,735
Pool #MA4199 5.000% 1/20/47	135,617	152,620
Pool #MA4454 5.000% 5/20/47	240,257	265,049
Pool #MA4722 5.000% 9/20/47	292,208	320,487
Government National Mortgage Association TBA
2.000% 8/19/51 (c)	3,325,000	3,383,057
2.500% 8/19/51 (c)	4,425,000	4,573,480
Uniform Mortgage Backed Securities TBA
1.500% 8/17/36 (c)	4,050,000	4,092,715
2.000% 8/17/36 (c)	5,525,000	5,693,124
2.000% 8/12/51 (c)	21,850,000	22,045,455
2.500% 8/12/51 (c)	21,500,000	22,207,148
		107,351,083

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $109,346,323)		111,493,647

U.S. TREASURY OBLIGATIONS — 39.8%
U.S. Treasury Bonds & Notes — 39.8%
U.S. Treasury Bond
1.875% 2/15/41	4,017,000	3,936,632
1.875% 2/15/51 (f)	4,356,000	4,159,604
2.375% 5/15/51	15,825,000	16,909,579

	Principal Amount	Value
U.S. Treasury Note
0.125% 4/30/23	$23,610,000	$23,567,653
0.125% 5/31/23	32,465,000	32,395,282
0.125% 6/30/23	11,140,000	11,112,580
0.750% 4/30/26	13,400,000	13,337,494
0.750% 5/31/26	15,130,000	15,050,903
0.875% 6/30/26	11,005,000	11,005,024
1.625% 5/15/31	4,605,000	4,681,203
		136,155,954

TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,286,153)		136,155,954

TOTAL BONDS & NOTES (Cost $371,477,868)		380,063,471

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $39,825)		45,981

	Number of Shares
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	76,650	76,650

TOTAL MUTUAL FUNDS (Cost $76,650)		76,650

TOTAL LONG-TERM INVESTMENTS (Cost $371,594,343)		380,186,102

	Principal Amount
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/21, 0.000%, due 7/01/21 (h)	$2,963,113	2,963,113
U.S. Treasury Bill — 5.8%
U.S. Treasury Bill
0.012% 8/19/21 (i)	1,015,000	1,014,937
0.013% 8/19/21 (i)	1,555,000	1,554,904
0.013% 7/15/21 (i)	1,895,000	1,894,969
0.013% 7/29/21 (i)	3,295,000	3,294,881

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.015% 8/26/21 (i)	$1,410,000	$1,409,907
0.018% 11/04/21 (i)	1,855,000	1,854,659
0.041% 7/20/21 (i)	1,725,000	1,724,958
0.041% 8/19/21 (i)	2,980,000	2,979,816
0.042% 8/05/21 (i)	1,420,000	1,419,939
United States Cash Management Bill
0.000% 10/05/21	2,845,000	2,844,659
		19,993,629

TOTAL SHORT-TERM INVESTMENTS (Cost $22,957,459)		22,956,742

TOTAL INVESTMENTS — 117.9% (Cost $394,551,802) (j)		403,142,844

Other Assets/(Liabilities) — (17.9)%		(61,175,026)

NET ASSETS — 100.0%		$341,967,818

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2021 where the rate will be determined at time of settlement.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $41,432,503 or 12.12% of net assets.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2021, these securities amounted to a value of $441,653 or 0.13% of net assets.

(e)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2021.

(f)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2021, was $2,771,145 or 0.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,752,782 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(g)	Represents investment of security lending cash collateral. (Note 2).
(h)

Maturity value of $2,963,113. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 1/31/23, and an aggregate market value, including accrued interest, of $3,022,394.

(i)	The rate shown represents yield-to-maturity.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Total Return Bond Fund – Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.*	1/19/24	2.75%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	1,350,000	$45,981	$39,825	$6,156

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	9/21/21	1	$184,377	$8,311

Short
U.S. Treasury Note 2 Year	9/30/21	19	$(4,193,619)	$7,533

* Contracts are subject to a Master Netting Agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$13,196,392	$12,872,026
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	398,552,348	472,189,218
Repurchase agreements, at value (Note 2) (c)	—	—
Other short-term investments, at value (Note 2) (d)	—	—
Total investments (e)	411,748,740	485,061,244
Receivables from:
Investments sold
Regular delivery	335,609	123,040
Fund shares sold	—	4,836
Investment adviser (Note 3)	—	—
Dividends	—	—
Total assets	412,084,349	485,189,120
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares repurchased	333,176	125,032
Collateral held for securities on loan (Note 2) (f)	—	—
Trustees’ fees and expenses (Note 3)	42,852	51,708
Affiliates (Note 3):
Administration fees	—	—
Investment advisory fees	37,393	43,812
Service fees	202,021	235,129
Accrued expense and other liabilities	48,959	52,867
Total liabilities	664,401	508,548
Net assets	$411,419,948	$484,680,572
Net assets consist of:
Paid-in capital	$348,620,711	$404,352,101
Accumulated Gain (Loss)	62,799,237	80,328,471
Net assets	$411,419,948	$484,680,572

(a)	Cost of investments - unaffiliated issuers:	$13,252,519	$12,706,617
(b)	Cost of investments - affiliated issuers:	$346,275,324	$402,820,522
(c)	Cost of repurchase agreements:	$—	$—
(d)	Cost of other short-term investments:	$—	$—
(e)	Securities on loan with market value of:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund

$21,891,385	$19,024,168	$5,997,683	$283,019,475	$62,769,880	$957,325,576	$564,671,681
1,822,048,503	1,220,939,072	165,550,108	—	—	—	—
—	—	—	—	—	—	4,014,922
—	—	—	—	—	—	100
1,843,939,888	1,239,963,240	171,547,791	283,019,475	62,769,880	957,325,576	568,686,703

1,057,204	276,083	14,430	1,601,367	51,407	57,846	603,785
13,188	4,525	7,757	4,680	10,532	161,302	671,592
—	—	—	—	—	165,420	—
—	—	—	—	—	—	40,260
1,845,010,280	1,240,243,848	171,569,978	284,625,522	62,831,819	957,710,144	570,002,340

—	—	—	—	—	—	1,922,253
1,059,500	273,342	21,190	1,604,450	61,576	213,547	669,462
—	—	—	—	—	—	1,215,174
193,377	152,488	12,283	13,991	5,587	79,239	42,339

—	—	—	62,650	14,356	216,320	—
167,791	112,590	15,512	37,590	8,613	168,377	365,224
974,636	491,770	61,463	171,251	38,773	596,916	119,240
102,811	84,420	40,607	31,456	28,335	55,847	103,658
2,498,115	1,114,610	151,055	1,921,388	157,240	1,330,246	4,437,350
$1,842,512,165	$1,239,129,238	$171,418,923	$282,704,134	$62,674,579	$956,379,898	$565,564,990

$1,513,034,877	$955,255,165	$134,407,755	$134,113,045	$47,317,603	$744,698,253	$172,369,018
329,477,288	283,874,073	37,011,168	148,591,089	15,356,976	211,681,645	393,195,972
$1,842,512,165	$1,239,129,238	$171,418,923	$282,704,134	$62,674,579	$956,379,898	$565,564,990

$22,272,968	$18,186,277	$4,623,127	$192,292,027	$48,823,599	$804,601,154	$278,597,109
$1,550,893,147	$1,004,440,735	$136,359,844	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$4,014,922
$—	$—	$—	$—	$—	$—	$100
$—	$—	$—	$—	$—	$—	$3,960,965

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$91,500,542	$109,756,450
Shares outstanding (a)	8,330,692	9,914,873
Net asset value, offering price and redemption price per share	$10.98	$11.07
Service Class shares:
Net assets	$319,919,406	$374,924,122
Shares outstanding (a)	29,501,984	34,258,934
Net asset value, offering price and redemption price per share	$10.84	$10.94
Service Class I shares:
Net assets	$—	$—
Shares outstanding (a)	—	—
Net asset value, offering price and redemption price per share	$—	$—

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund

$294,919,526	$453,640,060	$72,433,323	$—	$—	$—	$364,363,682
25,050,784	43,800,101	6,114,549	—	—	—	15,798,275
$11.77	$10.36	$11.85	$—	$—	$—	$23.06

$1,547,592,639	$785,489,178	$98,985,600	$—	$—	$—	$201,201,308
133,290,854	76,701,379	8,516,471	—	—	—	9,233,209
$11.61	$10.24	$11.62	$—	$—	$—	$21.79

$—	$—	$—	$282,704,134	$62,674,579	$956,379,898	$—
—	—	—	12,832,072	5,551,588	72,853,321	—
$—	$—	$—	$22.03	$11.29	$13.13	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Equity Income Fund	MML Equity Index Fund
Assets:
Investments, at value (Note 2) (a)	$458,662,951	$713,196,587
Repurchase agreements, at value (Note 2) (b)	4,823,424	5,147,254
Other short-term investments, at value (Note 2) (c)	1,075	859,986
Total investments (d)	463,487,450	719,203,827
Cash	—	—
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	729,371	—
Fund shares sold	765,556	28,059
Variation margin on open derivative instruments (Note 2)	—	9,269
Interest and dividends	660,971	413,904
Foreign taxes withheld	19,069	—
Total assets	465,662,417	719,655,059
Liabilities:
Payables for:
Investments purchased
Regular delivery	812,821	—
Fund shares repurchased	425,412	894,092
Collateral held for securities on loan (Note 2) (f)	1,506,852	97,178
Trustees’ fees and expenses (Note 3)	58,567	77,204
Affiliates (Note 3):
Administration fees	—	66,829
Investment advisory fees	318,818	60,317
Service fees	56,749	29,621
Due to custodian	—	—
Commitment and Contingent Liabilities (Note 10)	—	—
Accrued expense and other liabilities	76,056	102,637
Total liabilities	3,255,275	1,327,878
Net assets	$462,407,142	$718,327,181
Net assets consist of:
Paid-in capital	$284,383,513	$294,618,165
Accumulated Gain (Loss)	178,023,629	423,709,016
Net assets	$462,407,142	$718,327,181

(a)	Cost of investments:	$333,081,377	$353,478,793
(b)	Cost of repurchase agreements:	$4,823,424	$5,147,254
(c)	Cost of other short-term investments:	$1,075	$859,980
(d)	Securities on loan with market value of:	$2,886,843	$331,344
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$287,732,430	$278,306,983	$188,473,651	$214,316,290	$392,513,317	$169,875,417	$278,752,796
9,143,962	—	579,678	2,658,417	4,152,178	1,412,391	795,735
—	—	—	—	—	—	—
296,876,392	278,306,983	189,053,329	216,974,707	396,665,495	171,287,808	279,548,531
—	—	—	3,039	26,712	8,594	—
—	241,852	10,205	59,676	—	—	—

—	565,952	192,384	825,687	—	—	2,044,824
14,988	1,280,538	52	287	5	480	483
—	—	—	—	—	—	—
311,561	522,206	36,024	89,824	212,605	101,067	465,599
—	893,597	238	24,005	681,170	1,782	—
297,202,941	281,811,128	189,292,232	217,977,225	397,585,987	171,399,731	282,059,437

—	120,756	251,528	762,845	—	—	1,950,893
122,376	91,020	87,963	72,563	286,394	149,087	189,464
—	2,291,337	13,353	—	970,869	—	—
13,184	41,621	15,535	20,622	23,312	19,665	27,439

40,310	—	25,437	29,709	54,176	—	—
183,839	220,989	101,749	118,837	216,701	76,551	166,608
13,124	5,404	13,802	11,765	12,075	34,200	19,112
—	456,699	—	—	—	—	200,310
—	—	—	—	—	—	—
70,320	89,996	49,174	57,699	128,532	48,343	67,373
443,153	3,317,822	558,541	1,074,040	1,692,059	327,846	2,621,199
$296,759,788	$278,493,306	$188,733,691	$216,903,185	$395,893,928	$171,071,885	$279,438,238

$203,142,260	$228,720,953	$108,015,487	$145,414,022	$223,481,567	$67,817,612	$195,685,048
93,617,528	49,772,353	80,718,204	71,489,163	172,412,361	103,254,273	83,753,190
$296,759,788	$278,493,306	$188,733,691	$216,903,185	$395,893,928	$171,071,885	$279,438,238

$227,922,718	$239,866,483	$140,117,187	$157,854,146	$283,685,302	$86,031,344	$202,982,369
$9,143,962	$—	$579,678	$2,658,417	$4,152,178	$1,412,391	$795,735
$—	$—	$—	$—	$—	$—	$—
$—	$11,587,150	$4,758,693	$—	$5,179,070	$960,183	$2,327,069
$—	$241,916	$10,415	$59,103	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML Equity Income Fund	MML Equity Index Fund
Initial Class shares:
Net assets	$373,301,521	$—
Shares outstanding (a)	30,665,438	—
Net asset value, offering price and redemption price per share	$12.17	$—
Class I shares:
Net assets	$—	$61,809,200
Shares outstanding (a)	—	1,848,485
Net asset value, offering price and redemption price per share	$—	$33.44
Class II shares:
Net assets	$—	$270,236,059
Shares outstanding (a)	—	8,083,336
Net asset value, offering price and redemption price per share	$—	$33.43
Class III shares:
Net assets	$—	$334,284,883
Shares outstanding (a)	—	10,014,339
Net asset value, offering price and redemption price per share	$—	$33.38
Service Class shares:
Net assets	$89,105,621	$—
Shares outstanding (a)	7,434,732	—
Net asset value, offering price and redemption price per share	$11.99	$—
Service Class I shares:
Net assets	$—	$51,997,039
Shares outstanding (a)	—	1,630,366
Net asset value, offering price and redemption price per share	$—	$31.89

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$—	$270,009,516	$—	$—	$—	$114,313,639	$248,866,008
—	24,307,470	—	—	—	4,794,509	20,816,135
$—	$11.11	$—	$—	$—	$23.84	$11.96

$—	$—	$—	$—	$356,089,444	$—	$—
—	—	—	—	22,797,354	—	—
$—	$—	$—	$—	$15.62	$—	$—

$275,617,126	$—	$166,030,619	$197,992,278	$20,009,032	$—	$—
34,653,162	—	13,316,964	14,068,730	1,249,381	—	—
$7.95	$—	$12.47	$14.07	$16.02	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

$—	$8,483,790	$—	$—	$—	$56,758,246	$30,572,230
—	769,353	—	—	—	2,407,211	2,602,585
$—	$11.03	$—	$—	$—	$23.58	$11.75

$21,142,662	$—	$22,703,072	$18,910,907	$19,795,452	$—	$—
2,765,594	—	1,896,361	1,377,040	1,286,740	—	—
$7.64	$—	$11.97	$13.73	$15.38	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML International Equity Fund	MML Large Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$168,370,305	$147,709,770
Repurchase agreements, at value (Note 2) (b)	3,087,109	1,755,770
Other short-term investments, at value (Note 2) (c)	—	—
Total investments (d)	171,457,414	149,465,540
Cash	—	—
Foreign currency, at value (e)	28,507	—
Receivables from:
Investments sold
Regular delivery	327,936	401,333
Delayed delivery	—	—
Open forward contracts (Note 2)	60,628	—
Fund shares sold	—	499
Collateral pledged for open futures contracts (Note 2)	—	—
Investment adviser (Note 3)	10,795	—
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	275,491	37,944
Interest tax reclaim	—	—
Foreign taxes withheld	698,380	110,138
Total assets	172,859,151	150,015,454
Liabilities:
Payables for:
Investments purchased
Regular delivery	204,430	406,882
Delayed delivery	—	—
Written options outstanding, at value (Note 2) (f)	—	—
Open forward contracts (Note 2)	—	—
Fund shares repurchased	67,869	88,029
Premium on purchased options	—	—
Collateral held for securities on loan (Note 2) (g)	—	—
Trustees’ fees and expenses (Note 3)	13,177	17,046
Affiliates (Note 3):
Administration fees	24,232	—
Investment advisory fees	129,241	86,666
Service fees	4,995	15,147
Accrued expense and other liabilities	250,072	50,563
Total liabilities	694,016	664,333
Net assets	$172,165,135	$149,351,121
Net assets consist of:
Paid-in capital	$146,364,924	$52,566,045
Accumulated Gain (Loss)	25,800,211	96,785,076
Net assets	$172,165,135	$149,351,121

(a)	Cost of investments:	$134,584,754	$75,252,162
(b)	Cost of repurchase agreements:	$3,087,109	$1,755,770
(c)	Cost of other short-term investments:	$—	$—
(d)	Securities on loan with market value of:	$2,041,650	$—
(e)	Cost of foreign currency:	$28,499	$—
(f)	Premiums on written options:	$—	$—
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$143,740,883	$536,001,104	$410,602,771	$205,143,996	$95,028,068	$198,271,890	$380,186,102
1,011,049	12,046,770	2,148,173	1,641,023	1,672,638	755,942	2,963,113
—	372	—	—	100	—	19,993,629
144,751,932	548,048,246	412,750,944	206,785,019	96,700,806	199,027,832	403,142,844
139	—	—	—	—	2,758	—
30,685	—	61	12	—	—	1

—	441,227	557,833	897,336	414,019	1,650,627	2,004,581
—	—	—	—	—	—	66,994,449
—	—	135,332	—	—	—	—
1,226,565	12,685	1,740,209	2,071,420	17,996	520,465	2,259
—	—	—	—	—	—	530,997
—	—	—	—	—	—	—
—	—	—	—	—	—	694
83,026	72,366	740,327	72,215	42,900	190,945	1,096,606
—	—	—	—	—	—	967
—	700	8,145	—	—	—	—
146,092,347	548,575,224	415,932,851	209,826,002	97,175,721	201,392,627	473,773,398

—	632,304	318,498	1,073,624	363,352	1,799,466	2,225,998
—	602,930	—	—	—	—	128,904,252
2,676,381	—	—	—	—	—	—
—	—	3,082	—	—	—	—
56,990	475,989	111,580	18,420	32,792	67,019	184,971
—	—	—	—	—	—	39,825
17,483	4,208,771	—	1,448,551	108,809	—	76,650
30,778	49,136	53,402	31,980	10,715	25,732	35,930

—	—	—	—	13,315	—	46,436
96,026	369,255	318,939	191,392	71,013	138,021	123,830
16,613	73,200	34,991	20,123	18,515	17,278	31,080
244,199	113,450	103,813	48,730	51,794	64,431	136,608
3,138,470	6,525,035	944,305	2,832,820	670,305	2,111,947	131,805,580
$142,953,877	$542,050,189	$414,988,546	$206,993,182	$96,505,416	$199,280,680	$341,967,818

$81,874,499	$217,811,044	$290,095,895	$97,134,491	$50,875,681	$125,236,309	$309,899,252
61,079,378	324,239,145	124,892,651	109,858,691	45,629,735	74,044,371	32,068,566
$142,953,877	$542,050,189	$414,988,546	$206,993,182	$96,505,416	$199,280,680	$341,967,818

$79,056,849	$361,083,482	$337,442,211	$164,374,254	$63,235,483	$146,975,706	$371,594,343
$1,011,049	$12,046,770	$2,148,173	$1,641,023	$1,672,638	$755,942	$2,963,113
$—	$372	$—	$—	$100	$—	$19,994,346
$33,405	$14,361,614	$6,358,659	$18,641,536	$1,790,928	$1,941,700	$2,771,145
$28,943	$—	$61	$11	$—	$—	$1
$2,531,030	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2021 (Unaudited)

	MML International Equity Fund	MML Large Cap Growth Fund
Initial Class shares:
Net assets	$—	$123,916,438
Shares outstanding (a)	—	7,797,996
Net asset value, offering price and redemption price per share	$—	$15.89
Class II shares:
Net assets	$164,213,296	$—
Shares outstanding (a)	14,496,928	—
Net asset value, offering price and redemption price per share	$11.33	$—
Service Class shares:
Net assets	$—	$25,434,683
Shares outstanding (a)	—	1,671,234
Net asset value, offering price and redemption price per share	$—	$15.22
Service Class I shares:
Net assets	$7,951,839	$—
Shares outstanding (a)	709,687	—
Net asset value, offering price and redemption price per share	$11.20	$—

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$116,471,866	$422,522,114	$359,897,002	$174,167,822	$—	$171,226,026	$—
7,872,470	21,343,142	29,326,023	9,588,180	—	12,344,218	—
$14.79	$19.80	$12.27	$18.16	$—	$13.87	$—

$—	$—	$—	$—	$66,974,348	$—	$291,434,709
—	—	—	—	3,767,188	—	26,145,428
$—	$—	$—	$—	$17.78	$—	$11.15

$26,482,011	$119,528,075	$55,091,544	$32,825,360	$—	$28,054,654	$—
1,807,090	6,401,324	4,587,316	1,971,113	—	2,051,603	—
$14.65	$18.67	$12.01	$16.65	$—	$13.67	$—

$—	$—	$—	$—	$29,531,068	$—	$50,533,109
—	—	—	—	1,730,066	—	4,599,191
$—	$—	$—	$—	$17.07	$—	$10.99

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2021 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Securities lending net income	—	—
Total investment income	—	—
Expenses (Note 3):
Investment advisory fees	207,553	239,588
Custody fees	10,190	10,160
Audit fees	16,034	16,082
Legal fees	4,762	5,735
Proxy fees	353	353
Shareholder reporting fees	9,645	10,626
Trustees’ fees	14,722	16,804
	263,259	299,348
Administration fees:
Service Class I	—	—
Distribution and Service fees:
Service Class	405,632	464,511
Service Class I	—	—
Total expenses	668,891	763,859
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	—	—
Net expenses:	668,891	763,859
Net investment income (loss)	(668,891)	(763,859)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	1,432,160	2,218,430
Investment transactions - affiliated issuers (Note 7)	7,142,649	2,554,176
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	—	—
Net realized gain (loss)	8,574,809	4,772,606
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	(1,160,932)	(1,777,762)
Investment transactions - affiliated issuers (Note 7)	18,093,260	31,008,723
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	16,932,328	29,230,961
Net realized gain (loss) and change in unrealized appreciation (depreciation)	25,507,137	34,003,567
Net increase (decrease) in net assets resulting from operations	$24,838,246	$33,239,708

(a)	Net of foreign withholding tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund

$—	$—	$—	$340,662	$35,984	$2,860,284	$940,231
—	—	—	—	—	—	3,115
—	—	—	340,662	35,984	2,860,284	943,346

921,900	611,783	83,060	200,961	45,649	919,284	1,960,215
10,190	10,106	10,122	407	406	2,688	23,011
17,382	16,854	15,773	15,852	15,666	16,516	19,104
22,123	15,958	1,717	2,044	527	8,615	4,920
353	353	353	393	393	393	353
29,489	21,571	6,316	8,150	5,666	16,332	27,259
65,690	44,374	5,540	9,002	2,090	32,833	18,238
1,067,127	720,999	122,881	236,809	70,397	996,661	2,053,100

—	—	—	334,935	76,082	1,180,434	—

1,937,116	971,701	120,242	—	—	—	232,153
—	—	—	334,935	76,082	1,180,434	—
3,004,243	1,692,700	243,123	906,679	222,561	3,357,529	2,285,253

—	—	—	—	—	(165,420)	—
3,004,243	1,692,700	243,123	906,679	222,561	3,192,109	2,285,253
(3,004,243)	(1,692,700)	(243,123)	(566,017)	(186,577)	(331,825)	(1,341,907)

954,298	6,991,499	1,236,147	8,084,802	722,629	20,218,175	49,589,288
22,432,604	15,751,509	2,540,942	—	—	—	—
—	—	—	—	—	—	219
—	—	—	35,261,824	—	15,337,629	—
23,386,902	22,743,008	3,777,089	43,346,626	722,629	35,555,804	49,589,507

(1,241,562)	(5,838,085)	(685,548)	(10,568,293)	2,140,854	37,224,555	15,099,218
132,589,846	105,267,521	15,894,374	—	—	—	—
—	—	—	—	—	—	(1)
131,348,284	99,429,436	15,208,826	(10,568,293)	2,140,854	37,224,555	15,099,217
154,735,186	122,172,444	18,985,915	32,778,333	2,863,483	72,780,359	64,688,724
$151,730,943	$120,479,744	$18,742,792	$32,212,316	$2,676,906	$72,448,534	$63,346,817

$—	$—	$—	$—	$—	$—	$1,756

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2021 (Unaudited)

	MML Equity Income Fund	MML Equity Index Fund
Investment income (Note 2):
Dividends (a)	$5,571,885	$4,954,368
Interest	28,453	292
Securities lending net income	7,627	1,530
Total investment income	5,607,965	4,956,190
Expenses (Note 3):
Investment advisory fees	1,732,749	320,791
Custody fees	16,970	26,521
Audit fees	18,673	19,195
Legal fees	5,370	7,267
Proxy fees	353	353
Shareholder reporting fees	25,245	33,320
Trustees’ fees	15,452	22,109
	1,814,812	429,556
Administration fees:
Class I	—	94,586
Class II	—	189,429
Service Class I	—	68,486
Distribution and Service fees:
Service Class	109,789	—
Service Class I	—	57,071
Total expenses	1,924,601	839,128
Expenses waived (Note 3):
Initial Class advisory fees waived	(56,128)	—
Class II advisory fees waived	—	—
Service Class advisory fees waived	(13,182)	—
Service Class I advisory fees waived	—	—
Net expenses:	1,855,291	839,128
Net investment income (loss)	3,752,674	4,117,062
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	31,772,132	23,492,219
Futures contracts	—	809,607
Foreign currency transactions	3,441	—
Net realized gain (loss)	31,775,573	24,301,826
Net change in unrealized appreciation (depreciation) on:
Investment transactions	42,294,107	68,005,319
Futures contracts	—	(18,852)
Translation of assets and liabilities in foreign currencies	(1,714)	—
Net change in unrealized appreciation (depreciation)	42,292,393	67,986,467
Net realized gain (loss) and change in unrealized appreciation (depreciation)	74,067,966	92,288,293
Net increase (decrease) in net assets resulting from operations	$77,820,640	$96,405,355

(a)	Net of foreign withholding tax of:	$146,613	$458

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Equity Fund	MML Fundamental Value Fund	MML Global Fund	MML Growth & Income Fund	MML Income & Growth Fund

$2,557,927	$5,864,186	$1,530,298	$1,784,108	$3,556,987	$1,116,354	$2,714,558
—	—	—	—	—	—	—
317	15,831	75,170	299	13,167	1,232	10,784
2,558,244	5,880,017	1,605,468	1,784,407	3,570,154	1,117,586	2,725,342

989,674	1,194,226	548,048	626,812	1,180,132	403,478	895,417
12,152	38,786	10,222	14,351	43,414	11,424	12,859
18,544	21,237	18,441	18,442	21,616	18,404	18,854
3,068	2,765	1,588	1,982	4,099	1,449	3,291
353	353	353	353	353	353	353
17,412	19,062	13,414	13,534	23,020	11,470	17,106
10,212	9,516	6,211	6,894	13,818	5,350	9,258
1,051,415	1,285,945	598,277	682,368	1,286,452	451,928	957,138

—	—	—	—	266,775	—	—
201,273	—	121,136	143,390	14,320	—	—
15,153	—	15,876	13,313	13,938	—	—

—	10,618	—	—	—	65,737	36,343
25,255	—	26,461	22,188	23,229	—	—
1,293,096	1,296,563	761,750	861,259	1,604,714	517,665	993,481

—	(26,923)	—	—	—	—	—
—	—	—	(19,118)	—	—	—
—	(850)	—	—	—	—	—
—	—	—	(1,776)	—	—	—
1,293,096	1,268,790	761,750	840,365	1,604,714	517,665	993,481
1,265,148	4,611,227	843,718	944,042	1,965,440	599,921	1,731,861

12,618,978	8,885,200	12,766,391	14,867,356	25,495,171	8,053,112	13,577,416
—	—	—	—	—	—	—
(6,037)	(2,811)	119	51	(6,789)	(1,317)	—
12,612,941	8,882,389	12,766,510	14,867,407	25,488,382	8,051,795	13,577,416

12,716,158	15,435,435	14,009,707	23,807,694	17,239,307	15,590,326	33,705,179
—	—	—	—	—	—	—
123	(38,914)	(212)	(2,889)	(26,477)	13	—
12,716,281	15,396,521	14,009,495	23,804,805	17,212,830	15,590,339	33,705,179
25,329,222	24,278,910	26,776,005	38,672,212	42,701,212	23,642,134	47,282,595
$26,594,370	$28,890,137	$27,619,723	$39,616,254	$44,666,652	$24,242,055	$49,014,456

$4,933	$587,152	$977	$24,852	$347,189	$14,805	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2021 (Unaudited)

	MML International Equity Fund	MML Large Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$2,379,186	$590,539
Interest	3,422	—
Securities lending net income	16,114	22
Total investment income	2,398,722	590,561
Expenses (Note 3):
Investment advisory fees	689,025	461,170
Custody fees	54,958	9,762
Audit fees	23,588	18,397
Legal fees	1,593	1,319
Proxy fees	353	353
Shareholder reporting fees	12,349	10,410
Trustees’ fees	5,706	4,858
	787,572	506,269
Administration fees:
Class II	123,492	—
Service Class I	5,700	—
Distribution and Service fees:
Service Class	—	29,027
Service Class I	9,501	—
Total expenses	926,265	535,296
Expenses waived (Note 3):
Class II fees reimbursed by adviser	(53,013)	—
Service Class I fees reimbursed by adviser	(2,469)	—
Initial Class advisory fees waived	—	—
Class II advisory fees waived	—	—
Service Class advisory fees waived	—	—
Service Class I advisory fees waived	—	—
Net expenses:	870,783	535,296
Net investment income (loss)	1,527,939	55,265
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	7,572,637	6,978,741
Futures contracts	—	—
Written options	—	—
Foreign currency transactions	8,127	—
Forward contracts	32,698	—
Net realized gain (loss)	7,613,462	6,978,741
Net change in unrealized appreciation (depreciation) on:
Investment transactions	12,594,090 *	11,349,440
Futures contracts	—	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	(30,837)	—
Forward contracts	63,544	—
Net change in unrealized appreciation (depreciation)	12,626,797	11,349,440
Net realized gain (loss) and change in unrealized appreciation (depreciation)	20,240,259	18,328,181
Net increase (decrease) in net assets resulting from operations	$21,768,198	$18,383,446

(a)	Net of foreign withholding tax of:	$311,265	$37,015
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$1,740	$—

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund	MML Total Return Bond Fund

$1,029,500	$1,144,694	$4,706,286	$582,115	$499,263	$1,844,585	$—
—	—	—	—	—	—	2,981,184
95	13,975	15,039	18,942	6,189	1,779	519
1,029,595	1,158,669	4,721,325	601,057	505,452	1,846,364	2,981,703

526,801	2,057,882	1,733,502	1,092,590	387,613	753,537	668,055
150,364	30,486	29,416	17,140	16,994	17,198	48,780
18,394	19,112	19,506	19,844	18,691	18,438	22,732
1,750	5,174	4,933	1,885	875	1,789	6,675
353	353	353	353	353	353	353
13,808	31,492	23,197	13,824	8,694	13,070	25,627
4,840	19,122	13,877	7,335	3,185	6,511	11,639
716,310	2,163,621	1,824,784	1,152,971	436,405	810,896	783,861

—	—	—	—	51,219	—	213,037
—	—	—	—	21,459	—	37,484

33,057	146,538	67,617	40,221	—	32,308	—
—	—	—	—	35,764	—	62,473
749,367	2,310,159	1,892,401	1,193,192	544,847	843,204	1,096,855

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	(26,755)	—	—	—
—	—	—	—	(17,071)	—	—
—	—	—	(4,833)	—	—	—
—	—	—	—	(7,155)	—	—
749,367	2,310,159	1,892,401	1,161,604	520,621	843,204	1,096,855
280,228	(1,151,490)	2,828,924	(560,547)	(15,169)	1,003,160	1,884,848

3,591,726	55,848,414	42,532,516	38,779,700	8,335,355	26,261,015	(2,313,283)
—	—	—	—	—	—	(21,034)
(5,070,678)	—	—	—	—	—	—
—	(2)	7,124	18	—	—	(37)
—	—	16,340	—	—	—	160,258
(1,478,952)	55,848,412	42,555,980	38,779,718	8,335,355	26,261,015	(2,174,096)

10,484,119	(5,794,969)	14,854,736	(22,372,057)	6,421,442	20,032,843	(4,006,413)
—	—	—	—	—	—	15,453
731,389	—	—	—	—	—	—
803	—	(542)	—	—	—	(25)
—	—	335,464	—	—	—	30,073
11,216,311	(5,794,969)	15,189,658	(22,372,057)	6,421,442	20,032,843	(3,960,912)
9,737,359	50,053,443	57,745,638	16,407,661	14,756,797	46,293,858	(6,135,008)
$10,017,587	$48,901,953	$60,574,562	$15,847,114	$14,741,628	$47,297,018	$(4,250,160)

$95	$4,168	$58,068	$151	$870	$910	$—
$—	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(668,891)	$3,187,586
Net realized gain (loss)	8,574,809	9,699,334
Net change in unrealized appreciation (depreciation)	16,932,328	28,195,210
Net increase (decrease) in net assets resulting from operations	24,838,246	41,082,130
Distributions to shareholders (Note 2):
Initial Class	—	(5,143,809)
Service Class	—	(17,167,168)
Total distributions	—	(22,310,977)
Net fund share transactions (Note 5):
Initial Class	(10,668,721)	(3,006,178)
Service Class	(37,580,151)	11,117,616
Increase (decrease) in net assets from fund share transactions	(48,248,872)	8,111,438
Total increase (decrease) in net assets	(23,410,626)	26,882,591
Net assets
Beginning of period	434,830,574	407,947,983
End of period	$411,419,948	$434,830,574

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$(763,859)	$3,891,693	$(3,004,243)	$15,556,930	$(1,692,700)	$12,655,150
4,772,606	12,501,594	23,386,902	58,786,001	22,743,008	53,333,242
29,230,961	32,014,482	131,348,284	100,254,024	99,429,436	84,655,586
33,239,708	48,407,769	151,730,943	174,596,955	120,479,744	150,643,978

—	(7,252,946)	—	(24,418,984)	—	(43,790,723)
—	(22,625,157)	—	(108,694,392)	—	(72,284,951)
—	(29,878,103)	—	(133,113,376)	—	(116,075,674)

(7,736,269)	(19,721,783)	(32,619,190)	(80,376,454)	(47,500,350)	(128,925,894)
(23,891,127)	(50,072,660)	(155,441,184)	(211,957,239)	(79,294,584)	(211,691,232)
(31,627,396)	(69,794,443)	(188,060,374)	(292,333,693)	(126,794,934)	(340,617,126)
1,612,312	(51,264,777)	(36,329,431)	(250,850,114)	(6,315,190)	(306,048,822)

483,068,260	534,333,037	1,878,841,596	2,129,691,710	1,245,444,428	1,551,493,250
$484,680,572	$483,068,260	$1,842,512,165	$1,878,841,596	$1,239,129,238	$1,245,444,428

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(243,123)	$1,368,390
Net realized gain (loss)	3,777,089	5,782,030
Net change in unrealized appreciation (depreciation)	15,208,826	11,310,912
Net increase (decrease) in net assets resulting from operations	18,742,792	18,461,332
Distributions to shareholders (Note 2):
Initial Class	—	(5,424,704)
Service Class	—	(7,141,143)
Service Class I	—	—
Total distributions	—	(12,565,847)
Net fund share transactions (Note 5):
Initial Class	(2,156,361)	(3,763,403)
Service Class	(5,442,885)	(5,252,856)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(7,599,246)	(9,016,259)
Total increase (decrease) in net assets	11,143,546	(3,120,774)
Net assets
Beginning of period	160,275,377	163,396,151
End of period	$171,418,923	$160,275,377

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$(566,017)	$(260,822)	$(186,577)	$79,022	$(331,825)	$10,072,247
43,346,626	15,092,009	722,629	874,130	35,555,804	19,033,913
(10,568,293)	79,479,443	2,140,854	6,485,352	37,224,555	69,309,779
32,212,316	94,310,630	2,676,906	7,438,504	72,448,534	98,415,939

—	—	—	—	—	—
—	—	—	—	—	—
—	(24,143,106)	—	(3,830,988)	—	(66,435,525)
—	(24,143,106)	—	(3,830,988)	—	(66,435,525)

—	—	—	—	—	—
—	—	—	—	—	—
(6,972,357)	(9,739,042)	(1,032,892)	(6,520,093)	(59,796,164)	(89,664,279)
(6,972,357)	(9,739,042)	(1,032,892)	(6,520,093)	(59,796,164)	(89,664,279)
25,239,959	60,428,482	1,644,014	(2,912,577)	12,652,370	(57,683,865)

257,464,175	197,035,693	61,030,565	63,943,142	943,727,528	1,001,411,393
$282,704,134	$257,464,175	$62,674,579	$61,030,565	$956,379,898	$943,727,528

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,341,907)	$(2,095,694)
Net realized gain (loss)	49,589,507	60,385,496
Net change in unrealized appreciation (depreciation)	15,099,217	91,947,457
Net increase (decrease) in net assets resulting from operations	63,346,817	150,237,259
Distributions to shareholders (Note 2):
Initial Class	—	(28,187,061)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	—	(14,108,057)
Service Class I	—	—
Total distributions	—	(42,295,118)
Net fund share transactions (Note 5):
Initial Class	(28,325,758)	(28,085,143)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	(2,687,343)	11,700,654
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(31,013,101)	(16,384,489)
Total increase (decrease) in net assets	32,333,716	91,557,652
Net assets
Beginning of period	533,231,274	441,673,622
End of period	$565,564,990	$533,231,274

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund		MML Focused Equity Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$3,752,674	$9,702,831	$4,117,062	$9,195,073	$1,265,148	$3,280,575
31,775,573	7,687,006	24,301,826	31,583,164	12,612,941	16,891,787
42,292,393	(10,566,603)	67,986,467	62,968,813	12,716,281	16,223,813
77,820,640	6,823,234	96,405,355	103,747,050	26,594,370	36,396,175

—	(33,362,820)	—	—	—	—
—	—	—	(14,127,801)	—	—
—	—	—	(55,432,137)	—	(15,078,907)
—	—	—	(72,635,801)	—	—
—	(6,937,635)	—	—	—	—
—	—	—	(11,098,783)	—	(965,147)
—	(40,300,455)	—	(153,294,522)	—	(16,044,054)

(55,328,243)	(3,989,422)	—	—	—	—
—	—	(8,103,310)	7,721,363	—	—
—	—	(5,496,886)	47,903,400	(26,468,803)	(38,935,605)
—	—	(18,577,567)	62,143,583	—	—
(8,137,726)	1,860,902	—	—	—	—
—	—	1,257,809	2,542,609	(421,611)	(146,693)
(63,465,969)	(2,128,520)	(30,919,954)	120,310,955	(26,890,414)	(39,082,298)
14,354,671	(35,605,741)	65,485,401	70,763,483	(296,044)	(18,730,177)

448,052,471	483,658,212	652,841,780	582,078,297	297,055,832	315,786,009
$462,407,142	$448,052,471	$718,327,181	$652,841,780	$296,759,788	$297,055,832

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Foreign Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,611,227	$4,355,681
Net realized gain (loss)	8,882,389	(6,410,939)
Net change in unrealized appreciation (depreciation)	15,396,521	15,339,394
Net increase (decrease) in net assets resulting from operations	28,890,137	13,284,136
Distributions to shareholders (Note 2):
Initial Class	—	(17,462,978)
Class I	—	—
Class II	—	—
Service Class	—	(543,157)
Service Class I	—	—
Total distributions	—	(18,006,135)
Net fund share transactions (Note 5):
Initial Class	(24,513,564)	(36,310,172)
Class I	—	—
Class II	—	—
Service Class	(711,998)	(1,326,175)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(25,225,562)	(37,636,347)
Total increase (decrease) in net assets	3,664,575	(42,358,346)
Net assets
Beginning of period	274,828,731	317,187,077
End of period	$278,493,306	$274,828,731

The accompanying notes are an integral part of the financial statements.

MML Fundamental Equity Fund		MML Fundamental Value Fund		MML Global Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$843,718	$1,085,703	$944,042	$3,302,860	$1,965,440	$3,500,316
12,766,510	17,940,416	14,867,407	(3,921,432)	25,488,382	33,379,554
14,009,495	15,353,809	23,804,805	5,434,642	17,212,830	13,729,452
27,619,723	34,379,928	39,616,254	4,816,070	44,666,652	50,609,322

—	—	—	—	—	—
—	—	—	—	—	(18,839,748)
—	(19,054,687)	—	(25,483,413)	—	(790,380)
—	—	—	—	—	—
—	(2,117,974)	—	(1,948,736)	—	(805,077)
—	(21,172,661)	—	(27,432,149)	—	(20,435,205)

—	—	—	—	—	—
—	—	—	—	(45,982,358)	(76,941,427)
(19,913,713)	47,483,118	(17,253,423)	5,991,538	(621,095)	(819,659)
—	—	—	—	—	—
(399,196)	3,342,612	(368,517)	1,366,155	(376,613)	(383,206)
(20,312,909)	50,825,730	(17,621,940)	7,357,693	(46,980,066)	(78,144,292)
7,306,814	64,032,997	21,994,314	(15,258,386)	(2,313,414)	(47,970,175)

181,426,877	117,393,880	194,908,871	210,167,257	398,207,342	446,177,517
$188,733,691	$181,426,877	$216,903,185	$194,908,871	$395,893,928	$398,207,342

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Growth & Income Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$599,921	$1,362,309
Net realized gain (loss)	8,051,795	9,112,888
Net change in unrealized appreciation (depreciation)	15,590,339	9,054,134
Net increase (decrease) in net assets resulting from operations	24,242,055	19,529,331
Distributions to shareholders (Note 2):
Initial Class	—	(7,969,735)
Class II	—	—
Service Class	—	(3,654,039)
Service Class I	—	—
Total distributions	—	(11,623,774)
Net fund share transactions (Note 5):
Initial Class	(7,653,350)	(6,641,960)
Class II	—	—
Service Class	(875,801)	1,144,590
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(8,529,151)	(5,497,370)
Total increase (decrease) in net assets	15,712,904	2,408,187
Net assets
Beginning of period	155,358,981	152,950,794
End of period	$171,071,885	$155,358,981

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund		MML International Equity Fund		MML Large Cap Growth Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$1,731,861	$4,532,650	$1,527,939	$593,135	$55,265	$89,097
13,577,416	(11,849,121)	7,613,462	(15,095,258)	6,978,741	17,606,300
33,705,179	11,417,007	12,626,797	22,572,592	11,349,440	20,787,845
49,014,456	4,100,536	21,768,198	8,070,469	18,383,446	38,483,242

—	(5,619,340)	—	—	—	(5,597,296)
—	—	—	(9,804,482)	—	—
—	(526,027)	—	—	—	(908,084)
—	—	—	(359,225)	—	—
—	(6,145,367)	—	(10,163,707)	—	(6,505,380)

(36,491,381)	(30,951,611)	—	—	(11,905,664)	(2,445,427)
—	—	(16,324,952)	(16,570,534)	—	—
(1,524,070)	(2,290,359)	—	—	183,757	1,491,809
—	—	6,172	160,875	—	—
(38,015,451)	(33,241,970)	(16,318,780)	(16,409,659)	(11,721,907)	(953,618)
10,999,005	(35,286,801)	5,449,418	(18,502,897)	6,661,539	31,024,244

268,439,233	303,726,034	166,715,717	185,218,614	142,689,582	111,665,338
$279,438,238	$268,439,233	$172,165,135	$166,715,717	$149,351,121	$142,689,582

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$280,228	$1,021,303
Net realized gain (loss)	(1,478,952)	10,739,126
Net change in unrealized appreciation (depreciation)	11,216,311	(3,897,174)
Net increase (decrease) in net assets resulting from operations	10,017,587	7,863,255
Distributions to shareholders (Note 2):
Initial Class	—	(1,569,290)
Service Class	—	(317,733)
Total distributions	—	(1,887,023)
Net fund share transactions (Note 5):
Initial Class	(8,380,269)	(12,572,220)
Service Class	(2,278,777)	(4,945,193)
Increase (decrease) in net assets from fund share transactions	(10,659,046)	(17,517,413)
Total increase (decrease) in net assets	(641,459)	(11,541,181)
Net assets
Beginning of period	143,595,336	155,136,517
End of period	$142,953,877	$143,595,336

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund		MML Small Cap Growth Equity Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$(1,151,490)	$(1,205,368)	$2,828,924	$6,228,558	$(560,547)	$(554,127)
55,848,412	96,918,382	42,555,980	4,873,775	38,779,718	32,029,792
(5,794,969)	31,264,718	15,189,658	(1,883,956)	(22,372,057)	30,418,601
48,901,953	126,977,732	60,574,562	9,218,377	15,847,114	61,894,266

—	(39,651,202)	—	(6,322,018)	—	(19,885,569)
—	(10,615,548)	—	(737,517)	—	(3,402,966)
—	(50,266,750)	—	(7,059,535)	—	(23,288,535)

(50,680,913)	(34,986,822)	(41,462,982)	(42,695,740)	(19,394,213)	(24,000,920)
(8,808,358)	(5,231,458)	(4,005,624)	(1,944,447)	(671,640)	154,503
(59,489,271)	(40,218,280)	(45,468,606)	(44,640,187)	(20,065,853)	(23,846,417)
(10,587,318)	36,492,702	15,105,956	(42,481,345)	(4,218,739)	14,759,314

552,637,507	516,144,805	399,882,590	442,363,935	211,211,921	196,452,607
$542,050,189	$552,637,507	$414,988,546	$399,882,590	$206,993,182	$211,211,921

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Small Company Value Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(15,169)	$220,327
Net realized gain (loss)	8,335,355	5,638,218
Net change in unrealized appreciation (depreciation)	6,421,442	774,734
Net increase (decrease) in net assets resulting from operations	14,741,628	6,633,279
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(3,344,244)
Service Class	—	—
Service Class I	—	(1,232,924)
Total distributions	—	(4,577,168)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(9,465,157)	(9,870,059)
Service Class	—	—
Service Class I	(1,193,676)	(254,063)
Increase (decrease) in net assets from fund share transactions	(10,658,833)	(10,124,122)
Total increase (decrease) in net assets	4,082,795	(8,068,011)
Net assets
Beginning of period	92,422,621	100,490,632
End of period	$96,505,416	$92,422,621

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund		MML Total Return Bond Fund
Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

$1,003,160	$1,659,426	$1,884,848	$6,027,698
26,261,015	(5,515,350)	(2,174,096)	18,576,470
20,032,843	15,147,890	(3,960,912)	5,106,709
47,297,018	11,291,966	(4,250,160)	29,710,877

—	(8,658,051)	—	—
—	—	—	(10,430,481)
—	(1,079,794)	—	—
—	—	—	(1,499,979)
—	(9,737,845)	—	(11,930,460)

(34,402,438)	(16,891,084)	—	—
—	—	6,964,861	(69,935,507)
(61,045)	(1,013,863)	—	—
—	—	(3,987)	15,399,108
(34,463,483)	(17,904,947)	6,960,874	(54,536,399)
12,833,535	(16,350,826)	2,710,714	(36,755,982)

186,447,145	202,797,971	339,257,104	376,013,086
$199,280,680	$186,447,145	$341,967,818	$339,257,104

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.34	$ (0.01)	$ 0.65	$ 0.64	$ —	$ —	$ —	$ 10.98	6.19%[b]	$ 91,501	0.13%[a]	(0.13%)[a]
12/31/20	9.95	0.09	0.86	0.95	(0.27)	(0.29)	(0.56)	10.34	9.93%	96,649	0.12%	0.95%
12/31/19	9.23	0.25	1.13	1.38	(0.28)	(0.38)	(0.66)	9.95	15.20%	95,290	0.13%	2.55%
12/31/18	10.01	0.22	(0.55)	(0.33)	(0.25)	(0.20)	(0.45)	9.23	(3.50%)	90,797	0.12%	2.22%
12/31/17	9.63	0.22	0.70	0.92	(0.23)	(0.31)	(0.54)	10.01	9.62%	107,294	0.12%	2.23%
12/31/16	9.83	0.20	0.37	0.57	(0.24)	(0.53)	(0.77)	9.63	5.78%	112,989	0.12%	2.01%
Service Class
6/30/21[r]	$ 10.22	$ (0.02)	$ 0.64	$ 0.62	$ —	$ —	$ —	$ 10.84	6.07%[b]	$ 319,919	0.38%[a]	(0.38%)[a]
12/31/20	9.84	0.07	0.85	0.92	(0.25)	(0.29)	(0.54)	10.22	9.67%	338,181	0.37%	0.72%
12/31/19	9.13	0.22	1.12	1.34	(0.25)	(0.38)	(0.63)	9.84	14.93%	312,658	0.38%	2.31%
12/31/18	9.90	0.19	(0.53)	(0.34)	(0.23)	(0.20)	(0.43)	9.13	(3.70%)	306,230	0.37%	1.94%
12/31/17	9.53	0.20	0.68	0.88	(0.20)	(0.31)	(0.51)	9.90	9.33%	368,843	0.37%	2.00%
12/31/16	9.74	0.18	0.35	0.53	(0.21)	(0.53)	(0.74)	9.53	5.48%	364,364	0.37%	1.80%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	8%	43%	29%	18%	14%	24%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.32	$ (0.01)	$ 0.76	$ 0.75	$ —	$ —	$ —	$ 11.07	7.27%[b]	$ 109,756	0.12%[a]	(0.12%)[a]
12/31/20	9.89	0.09	0.94	1.03	(0.26)	(0.34)	(0.60)	10.32	10.93%	109,924	0.12%	0.97%
12/31/19	9.12	0.23	1.27	1.50	(0.26)	(0.47)	(0.73)	9.89	16.75%	125,465	0.12%	2.32%
12/31/18	10.16	0.20	(0.61)	(0.41)	(0.24)	(0.39)	(0.63)	9.12	(4.47%)	116,177	0.12%	2.00%
12/31/17	9.70	0.21	0.88	1.09	(0.20)	(0.43)	(0.63)	10.16	11.48%	139,773	0.12%	2.06%
12/31/16	10.05	0.18	0.43	0.61	(0.24)	(0.72)	(0.96)	9.70	6.15%	134,716	0.12%	1.84%
Service Class
6/30/21[r]	$ 10.22	$ (0.02)	$ 0.74	$ 0.72	$ —	$ —	$ —	$ 10.94	7.05%[b]	$ 374,924	0.37%[a]	(0.37%)[a]
12/31/20	9.80	0.07	0.92	0.99	(0.23)	(0.34)	(0.57)	10.22	10.65%	373,144	0.37%	0.72%
12/31/19	9.03	0.20	1.27	1.47	(0.23)	(0.47)	(0.70)	9.80	16.61%	408,868	0.37%	2.07%
12/31/18	10.07	0.17	(0.61)	(0.44)	(0.21)	(0.39)	(0.60)	9.03	(4.76%)	391,230	0.37%	1.76%
12/31/17	9.62	0.18	0.88	1.06	(0.18)	(0.43)	(0.61)	10.07	11.21%	459,581	0.37%	1.82%
12/31/16	9.98	0.16	0.42	0.58	(0.22)	(0.72)	(0.94)	9.62	5.82%	438,996	0.37%	1.62%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	5%	22%	28%	17%	15%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.84	$ (0.01)	$ 0.94	$ 0.93	$ —	$ —	$ —	$ 11.77	8.58%[b]	$ 294,920	0.12%[a]	(0.12%)[a]
12/31/20	10.53	0.10	0.95	1.05	(0.26)	(0.48)	(0.74)	10.84	10.54%	303,037	0.11%	1.04%
12/31/19	9.71	0.21	1.54	1.75	(0.28)	(0.65)	(0.93)	10.53	18.58%	378,044	0.12%	2.05%
12/31/18	11.00	0.19	(0.73)	(0.54)	(0.24)	(0.51)	(0.75)	9.71	(5.48%)	349,719	0.11%	1.79%
12/31/17	10.38	0.20	1.15	1.35	(0.20)	(0.53)	(0.73)	11.00	13.33%	417,670	0.11%	1.84%
12/31/16	10.66	0.18	0.54	0.72	(0.23)	(0.77)	(1.00)	10.38	6.89%	411,730	0.11%	1.69%
Service Class
6/30/21[r]	$ 10.70	$ (0.02)	$ 0.93	$ 0.91	$ —	$ —	$ —	$ 11.61	8.50%[b]	$ 1,547,593	0.37%[a]	(0.37%)[a]
12/31/20	10.41	0.08	0.92	1.00	(0.23)	(0.48)	(0.71)	10.70	10.16%	1,575,805	0.36%	0.76%
12/31/19	9.60	0.18	1.53	1.71	(0.25)	(0.65)	(0.90)	10.41	18.36%	1,751,648	0.37%	1.78%
12/31/18	10.88	0.16	(0.72)	(0.56)	(0.21)	(0.51)	(0.72)	9.60	(5.70%)	1,690,215	0.36%	1.54%
12/31/17	10.28	0.17	1.14	1.31	(0.18)	(0.53)	(0.71)	10.88	12.99%	2,047,202	0.36%	1.60%
12/31/16	10.57	0.15	0.53	0.68	(0.20)	(0.77)	(0.97)	10.28	6.59%	1,968,981	0.36%	1.45%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	3%	19%	28%	15%	13%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 9.38	$ (0.01)	$ 0.99	$ 0.98	$ —	$ —	$ —	$ 10.36	10.45%[b]	$ 453,640	0.12%[a]	(0.12%)[a]
12/31/20	9.04	0.09	0.98	1.07	(0.18)	(0.55)	(0.73)	9.38	12.76%	456,817	0.11%	1.07%
12/31/19	8.35	0.15	1.55	1.70	(0.22)	(0.79)	(1.01)	9.04	21.21%	573,104	0.12%	1.64%
12/31/18	9.75	0.14	(0.73)	(0.59)	(0.18)	(0.63)	(0.81)	8.35	(6.90%)	536,767	0.11%	1.47%
12/31/17	9.16	0.15	1.28	1.43	(0.15)	(0.69)	(0.84)	9.75	16.07%	647,613	0.11%	1.53%
12/31/16	9.69	0.13	0.58	0.71	(0.19)	(1.05)	(1.24)	9.16	7.57%	607,088	0.11%	1.38%
Service Class
6/30/21[r]	$ 9.29	$ (0.02)	$ 0.97	$ 0.95	$ —	$ —	$ —	$ 10.24	10.23%[b]	$ 785,489	0.37%[a]	(0.37%)[a]
12/31/20	8.96	0.07	0.97	1.04	(0.16)	(0.55)	(0.71)	9.29	12.47%	788,627	0.36%	0.82%
12/31/19	8.28	0.12	1.54	1.66	(0.19)	(0.79)	(0.98)	8.96	20.93%	978,390	0.37%	1.40%
12/31/18	9.67	0.12	(0.73)	(0.61)	(0.15)	(0.63)	(0.78)	8.28	(7.10%)	915,318	0.36%	1.22%
12/31/17	9.09	0.12	1.28	1.40	(0.13)	(0.69)	(0.82)	9.67	15.81%	1,080,728	0.36%	1.27%
12/31/16	9.63	0.11	0.56	0.67	(0.16)	(1.05)	(1.21)	9.09	7.23%	1,001,718	0.36%	1.13%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	3%	18%	29%	17%	16%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.58	$ (0.01)	$ 1.28	$ 1.27	$ —	$ —	$ —	$ 11.85	12.00%[b]	$ 72,433	0.15%[a]	(0.15%)[a]
12/31/20	10.16	0.10	1.15	1.25	(0.16)	(0.67)	(0.83)	10.58	13.35%	66,655	0.15%	1.08%
12/31/19	9.20	0.12	1.99	2.11	(0.21)	(0.94)	(1.15)	10.16	23.93%	67,730	0.15%	1.24%
12/31/18	10.68	0.12	(0.90)	(0.78)	(0.15)	(0.55)	(0.70)	9.20	(8.12%)	56,195	0.15%	1.10%
12/31/17	9.67	0.12	1.65	1.77	(0.12)	(0.64)	(0.76)	10.68	18.77%	66,517	0.15%	1.17%
12/31/16	10.10	0.11	0.72	0.83	(0.16)	(1.10)	(1.26)	9.67	8.54%	58,438	0.15%	1.09%
Service Class
6/30/21[r]	$ 10.39	$ (0.02)	$ 1.25	$ 1.23	$ —	$ —	$ —	$ 11.62	11.84%[b]	$ 98,986	0.40%[a]	(0.40%)[a]
12/31/20	9.99	0.07	1.13	1.20	(0.13)	(0.67)	(0.80)	10.39	13.08%	93,621	0.40%	0.80%
12/31/19	9.06	0.09	1.96	2.05	(0.18)	(0.94)	(1.12)	9.99	23.65%	95,667	0.40%	0.95%
12/31/18	10.54	0.09	(0.90)	(0.81)	(0.12)	(0.55)	(0.67)	9.06	(8.44%)	83,212	0.40%	0.87%
12/31/17	9.56	0.10	1.62	1.72	(0.10)	(0.64)	(0.74)	10.54	18.44%	90,246	0.40%	0.95%
12/31/16	10.00	0.08	0.72	0.80	(0.14)	(1.10)	(1.24)	9.56	8.28%	73,617	0.40%	0.84%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	6%	17%	32%	19%	20%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]	Ratio of expenses to average daily net assets after expense waivers[u,j]	Net investment income (loss) to average daily net assets
Service Class I
6/30/21[r]	$ 19.56	$ (0.04)	$ 2.51	$ 2.47	$ —	$ —	$ —	$ 22.03	12.69%[b]	$ 282,704	0.68%[a]	N/A	(0.42%)[a]
12/31/20	14.33	(0.02)	7.11	7.09	(0.12)	(1.74)	(1.86)	19.56	51.49%	257,464	0.68%	N/A	(0.12%)
12/31/19	12.70	0.04	3.53	3.57	(0.05)	(1.89)	(1.94)	14.33	30.33%	197,036	0.69%	0.69%[l]	0.31%
12/31/18	14.37	0.00[d]	0.15	0.15	(0.04)	(1.78)	(1.82)	12.70	(0.73%)	162,360	0.69%	0.69%[l]	0.01%
12/31/17	12.37	0.01	3.31	3.32	(0.04)	(1.28)	(1.32)	14.37	27.78%	171,896	0.68%	0.68%[l]	0.07%
12/31/16	14.53	0.05	1.16	1.21	(0.03)	(3.34)	(3.37)	12.37	9.00%	139,841	0.69%	0.69%[l]	0.37%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	7%	8%	12%	12%	11%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]	Ratio of expenses to average daily net assets after expense waivers[u,j]	Net investment income (loss) to average daily net assets
Service Class I
6/30/21[r]	$ 10.82	$ (0.03)	$ 0.50	$ 0.47	$ —	$ —	$ —	$ 11.29	4.34%[b]	$ 62,675	0.73%[a]	N/A	(0.61%)[a]
12/31/20	10.19	0.01	1.25	1.26	(0.10)	(0.53)	(0.63)	10.82	13.44%	61,031	0.73%	N/A	0.14%
12/31/19	9.07	0.09	1.83	1.92	(0.28)	(0.52)	(0.80)	10.19	22.31%	63,943	0.74%	0.73%	0.96%
12/31/18	10.93	0.13	(1.55)	(1.42)	(0.09)	(0.35)	(0.44)	9.07	(13.52%)	56,712	0.73%	0.70%	1.24%
12/31/17	9.12	0.08	2.73	2.81	(0.09)	(0.91)	(1.00)	10.93	31.65%	66,931	0.72%	0.70%	0.80%
12/31/16	9.63	0.09	0.21	0.30	(0.11)	(0.70)	(0.81)	9.12	2.97%	53,972	0.72%	0.70%	0.94%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	6%	5%	8%	11%	9%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Ratio of expenses to average daily net assets after expense waivers[w,j]	Net investment income (loss) to average daily net assets
Service Class I
6/30/21[r]	$ 12.16	$ (0.00)[d]	$ 0.97	$ 0.97	$ —	$ —	$ —	$ 13.13	7.98%[b]	$ 956,380	0.71%[a]	0.68%[a]	(0.07%)[a]
12/31/20	11.72	0.12	1.15	1.27	(0.20)	(0.63)	(0.83)	12.16	11.39%	943,728	0.71%	N/A	1.08%
12/31/19	10.98	0.18	1.72	1.90	(0.29)	(0.87)	(1.16)	11.72	18.12%	1,001,411	0.71%	N/A	1.52%
12/31/18	12.60	0.17	(0.69)	(0.52)	(0.22)	(0.88)	(1.10)	10.98	(4.84%)	956,051	0.71%	N/A	1.41%
12/31/17	11.94	0.16	1.56	1.72	(0.18)	(0.88)	(1.06)	12.60	14.94%	1,094,274	0.71%	N/A	1.25%
12/31/16	12.08	0.16	0.92	1.08	(0.24)	(0.98)	(1.22)	11.94	8.97%	941,450	0.71%	N/A	1.29%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate[x]	6%	14%	16%	15%	16%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 20.51	$ (0.04)	$ 2.59	$ 2.55	$ —	$ —	$ —	$ 23.06	12.43%[b]	$ 364,364	0.77%[a]	(0.42%)[a]
12/31/20	16.49	(0.06)	5.68	5.62	—	(1.60)	(1.60)	20.51	34.40%	351,504	0.78%	(0.35%)
12/31/19	14.60	(0.02)	4.16	4.14	—	(2.25)	(2.25)	16.49	29.84%	304,381	0.79%	(0.09%)
12/31/18	17.41	(0.00)[d]	0.86	0.86	—	(3.67)	(3.67)	14.60	1.88%	254,050	0.79%	(0.02%)
12/31/17	13.98	0.00[d]	4.93	4.93	(0.00)[d]	(1.50)	(1.50)	17.41	36.22%	301,054	0.80%	0.00%[e]
12/31/16	15.79	0.00[d]	0.13	0.13	—	(1.94)	(1.94)	13.98	0.91%	332,688	0.79%	0.03%
Service Class
6/30/21[r]	$ 19.40	$ (0.07)	$ 2.46	$ 2.39	$ —	$ —	$ —	$ 21.79	12.32%[b]	$ 201,201	1.02%[a]	(0.67%)[a]
12/31/20	15.71	(0.10)	5.39	5.29	—	(1.60)	(1.60)	19.40	34.00%	181,728	1.03%	(0.60%)
12/31/19	14.03	(0.05)	3.98	3.93	—	(2.25)	(2.25)	15.71	29.56%	137,293	1.04%	(0.35%)
12/31/18	16.88	(0.05)	0.87	0.82	—	(3.67)	(3.67)	14.03	1.68%	99,468	1.04%	(0.26%)
12/31/17	13.62	(0.04)	4.80	4.76	—	(1.50)	(1.50)	16.88	35.89%	77,091	1.05%	(0.25%)
12/31/16	15.47	(0.03)	0.12	0.09	—	(1.94)	(1.94)	13.62	0.65%	47,411	1.04%	(0.22%)

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	17%	26%	33%	28%	25%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.28	$ 0.10	$ 1.79	$ 1.89	$ —	$ —	$ —	$ 12.17	18.39%[b]	$ 373,302	0.79%[a]	0.76%[a]	1.67%[a]
12/31/20	11.18	0.22	(0.22)	0.00[d]	(0.23)	(0.67)	(0.90)	10.28	1.34%	365,382	0.79%	0.76%	2.32%
12/31/19	10.04	0.24	2.25	2.49	(0.27)	(1.08)	(1.35)	11.18	26.45%	396,909	0.78%	0.75%	2.22%
12/31/18	12.50	0.26	(1.23)	(0.97)	(0.24)	(1.25)	(1.49)	10.04	(9.36%)	358,947	0.79%	0.76%	2.17%
12/31/17	11.78	0.23	1.58	1.81	(0.27)	(0.82)	(1.09)	12.50	16.33%	440,607	0.79%	0.76%	1.93%
12/31/16	11.29	0.27	1.73	2.00	(0.25)	(1.26)	(1.51)	11.78	18.68%	413,304	0.79%	0.77%	2.33%
Service Class
6/30/21[r]	$ 10.14	$ 0.08	$ 1.77	$ 1.85	$ —	$ —	$ —	$ 11.99	18.24%[b]	$ 89,106	1.04%[a]	1.01%[a]	1.43%[a]
12/31/20	11.03	0.19	(0.20)	(0.01)	(0.21)	(0.67)	(0.88)	10.14	1.17%	82,671	1.04%	1.01%	2.06%
12/31/19	9.92	0.21	2.22	2.43	(0.24)	(1.08)	(1.32)	11.03	26.12%	86,749	1.03%	1.00%	1.98%
12/31/18	12.37	0.23	(1.22)	(0.99)	(0.21)	(1.25)	(1.46)	9.92	(9.60%)	75,335	1.04%	1.01%	1.92%
12/31/17	11.68	0.20	1.56	1.76	(0.25)	(0.82)	(1.07)	12.37	15.97%	86,193	1.04%	1.01%	1.68%
12/31/16	11.20	0.24	1.72	1.96	(0.22)	(1.26)	(1.48)	11.68	18.46%	77,647	1.04%	1.02%	2.10%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	10%	32%	18%	19%	25%	22%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
6/30/21[r]	$ 29.07	$ 0.16	$ 4.21	$ 4.37	$ —	$ —	$ —	$ 33.44	15.03%[b]	$ 61,809	0.43%[a]	1.04%[a]
12/31/20	32.46	0.42	4.71	5.13	(0.55)	(7.97)	(8.52)	29.07	18.06%	61,002	0.43%	1.43%
12/31/19	28.09	0.48	7.71	8.19	(0.90)	(2.92)	(3.82)	32.46	30.86%	57,944	0.44%	1.51%
12/31/18	31.01	0.49	(1.76)	(1.27)	(0.50)	(1.15)	(1.65)	28.09	(4.80%)	51,998	0.43%	1.57%
12/31/17	26.53	0.45	5.11	5.56	(0.29)	(0.79)	(1.08)	31.01	21.34%	66,374	0.43%	1.57%
12/31/16	24.76	0.44	2.37	2.81	(0.43)	(0.61)	(1.04)	26.53	11.48%	66,343	0.43%	1.76%
Class II
6/30/21[r]	$ 29.04	$ 0.18	$ 4.21	$ 4.39	$ —	$ —	$ —	$ 33.43	15.12%[b]	$ 270,236	0.28%[a]	1.18%[a]
12/31/20	32.45	0.46	4.71	5.17	(0.61)	(7.97)	(8.58)	29.04	18.21%	239,890	0.28%	1.58%
12/31/19	28.10	0.52	7.72	8.24	(0.97)	(2.92)	(3.89)	32.45	31.06%	209,951	0.29%	1.66%
12/31/18	31.01	0.54	(1.75)	(1.21)	(0.55)	(1.15)	(1.70)	28.10	(4.63%)	159,638	0.28%	1.72%
12/31/17	26.55	0.50	5.10	5.60	(0.35)	(0.79)	(1.14)	31.01	21.50%	186,674	0.28%	1.72%
12/31/16	24.80	0.48	2.36	2.84	(0.48)	(0.61)	(1.09)	26.55	11.62%	175,525	0.28%	1.91%
Class III
6/30/21[r]	$ 28.98	$ 0.21	$ 4.19	$ 4.40	$ —	$ —	$ —	$ 33.38	15.18%[b]	$ 334,285	0.13%[a]	1.34%[a]
12/31/20	32.39	0.50	4.71	5.21	(0.65)	(7.97)	(8.62)	28.98	18.41%	307,589	0.13%	1.72%
12/31/19	28.05	0.57	7.70	8.27	(1.01)	(2.92)	(3.93)	32.39	31.27%	268,217	0.14%	1.82%
12/31/18	30.97	0.59	(1.75)	(1.16)	(0.60)	(1.16)	(1.76)	28.05	(4.52%)	391,891	0.13%	1.87%
12/31/17	26.51	0.54	5.10	5.64	(0.39)	(0.79)	(1.18)	30.97	21.69%	440,242	0.13%	1.87%
12/31/16	24.78	0.52	2.34	2.86	(0.52)	(0.61)	(1.13)	26.51	11.69%	279,941	0.13%	2.05%
Service Class I
6/30/21[r]	$ 27.76	$ 0.12	$ 4.01	$ 4.13	$ —	$ —	$ —	$ 31.89	14.88%[b]	$ 51,997	0.68%[a]	0.78%[a]
12/31/20	31.35	0.33	4.52	4.85	(0.47)	(7.97)	(8.44)	27.76	17.74%	44,361	0.68%	1.18%
12/31/19	27.24	0.38	7.48	7.86	(0.83)	(2.92)	(3.75)	31.35	30.56%	45,967	0.69%	1.26%
12/31/18	30.13	0.40	(1.70)	(1.30)	(0.43)	(1.16)	(1.59)	27.24	(5.04%)	40,822	0.68%	1.32%
12/31/17	25.84	0.37	4.96	5.33	(0.25)	(0.79)	(1.04)	30.13	21.01%	48,712	0.68%	1.32%
12/31/16	24.16	0.37	2.31	2.68	(0.39)	(0.61)	(1.00)	25.84	11.24%	42,165	0.68%	1.51%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	1%	5%	5%	3%	7%	8%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 7.25	$ 0.03	$ 0.67	$ 0.70	$ —	$ —	$ —	$ 7.95	9.66%[b]	$ 275,617	0.88%[a]	N/A	0.89%[a]
12/31/20	6.77	0.07	0.76	0.83	(0.05)	(0.30)	(0.35)	7.25	12.76%	277,370	0.87%	N/A	1.10%
12/31/19	5.33	0.07	1.53	1.60	(0.02)	(0.14)	(0.16)	6.77	30.15%	297,347	0.89%	0.88%	1.11%
12/31/18	12.69	0.11	0.66	0.77	(0.37)	(7.76)	(8.13)	5.33	1.18%	48,276	0.95%	0.87%	1.25%
12/31/17	13.20	0.27	2.35	2.62	(0.36)	(2.77)	(3.13)	12.69	21.99%	57,382	0.94%	N/A	2.00%
12/31/16	12.15	0.13	1.96	2.09	(0.20)	(0.84)	(1.04)	13.20	17.96%	128,990	0.90%	N/A	1.11%
Service Class I
6/30/21[r]	$ 6.98	$ 0.02	$ 0.64	$ 0.66	$ —	$ —	$ —	$ 7.64	9.46%[b]	$ 21,143	1.13%[a]	N/A	0.65%[a]
12/31/20	6.53	0.05	0.74	0.79	(0.04)	(0.30)	(0.34)	6.98	12.54%	19,686	1.12%	N/A	0.85%
12/31/19	5.15	0.05	1.47	1.52	(0.00)[d]	(0.14)	(0.14)	6.53	29.73%	18,439	1.15%	1.13%	0.90%
12/31/18	12.52	0.09	0.66	0.75	(0.36)	(7.76)	(8.12)	5.15	0.99%	10,980	1.20%	1.12%	1.01%
12/31/17	13.11	0.18	2.37	2.55	(0.37)	(2.77)	(3.14)	12.52	21.61%	9,981	1.19%	N/A	1.39%
12/31/16	12.06	0.10	1.95	2.05	(0.16)	(0.84)	(1.00)	13.11	17.74%	6,829	1.15%	N/A	0.87%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	10%	36%	36%	64%	108%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.02	$ 0.18	$ 0.91	$ 1.09	$ —	$ —	$ —	$ 11.11	10.88%[b]	$ 270,010	0.93%[a]	0.91%[a]	3.33%[a]
12/31/20	10.10	0.14	0.37	0.51	(0.27)	(0.32)	(0.59)	10.02	5.93%	266,506	0.92%	0.88%	1.61%
12/31/19	9.25	0.26	0.92	1.18	(0.18)	(0.15)	(0.33)	10.10	13.17%	307,367	0.94%	0.89%	2.69%
12/31/18	11.25	0.20	(1.95)	(1.75)	(0.25)	—	(0.25)	9.25	(15.90%)	294,037	0.98%	0.97%	1.81%
12/31/17	9.44	0.19	1.85	2.04	(0.23)	—	(0.23)	11.25	21.73%	382,813	0.97%	N/A	1.79%
12/31/16	9.49	0.20	(0.07)	0.13	(0.18)	—	(0.18)	9.44	1.44%	348,836	0.97%	N/A	2.22%
Service Class
6/30/21[r]	$ 9.95	$ 0.16	$ 0.92	$ 1.08	$ —	$ —	$ —	$ 11.03	10.85%[b]	$ 8,484	1.18%[a]	1.16%[a]	3.08%[a]
12/31/20	10.04	0.12	0.36	0.48	(0.25)	(0.32)	(0.57)	9.95	5.57%	8,323	1.17%	1.13%	1.36%
12/31/19	9.20	0.24	0.90	1.14	(0.15)	(0.15)	(0.30)	10.04	12.78%	9,820	1.19%	1.14%	2.44%
12/31/18	11.18	0.17	(1.93)	(1.76)	(0.22)	—	(0.22)	9.20	(16.03%)	9,324	1.23%	1.22%	1.57%
12/31/17	9.38	0.16	1.84	2.00	(0.20)	—	(0.20)	11.18	21.45%	11,488	1.22%	N/A	1.53%
12/31/16	9.43	0.18	(0.07)	0.11	(0.16)	—	(0.16)	9.38	1.18%	10,231	1.22%	N/A	2.02%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	9%	106%	43%	18%	15%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 10.73	$ 0.06	$ 1.68	$ 1.74	$ —	$ —	$ —	$ 12.47	16.22%[b]	$ 166,031	0.80%[a]	N/A	0.95%[a]
12/31/20	10.02	0.07	1.85	1.92	(0.00)[d]	(1.21)	(1.21)	10.73	20.02%	161,496	0.82%	0.82%[k]	0.73%
12/31/19	9.37	0.01	2.92	2.93	(0.06)	(2.22)	(2.28)	10.02	33.74%	101,937	0.87%	0.87%[l]	0.09%
12/31/18	12.94	0.06	0.66	0.72	(0.15)	(4.14)	(4.29)	9.37	0.80%	90,145	0.83%	0.83%[l]	0.50%
12/31/17	11.42	0.11	2.92	3.03	(0.13)	(1.38)	(1.51)	12.94	27.67%	120,666	0.84%	0.84%[l]	0.84%
12/31/16	12.53	0.09	0.36	0.45	(0.08)	(1.48)	(1.56)	11.42	3.73%	165,183	0.83%	0.83%[l]	0.79%
Service Class I
6/30/21[r]	$ 10.31	$ 0.04	$ 1.62	$ 1.66	$ —	$ —	$ —	$ 11.97	16.10%[b]	$ 22,703	1.05%[a]	N/A	0.69%[a]
12/31/20	9.70	0.05	1.77	1.82	—	(1.21)	(1.21)	10.31	19.59%	19,931	1.08%	1.07%	0.48%
12/31/19	9.15	(0.02)	2.84	2.82	(0.05)	(2.22)	(2.27)	9.70	33.33%	15,457	1.12%	1.12%[l]	(0.16%)
12/31/18	12.74	0.03	0.67	0.70	(0.15)	(4.14)	(4.29)	9.15	0.66%	10,401	1.08%	1.08%[l]	0.27%
12/31/17	11.29	0.07	2.89	2.96	(0.13)	(1.38)	(1.51)	12.74	27.32%	6,875	1.09%	1.09%[l]	0.57%
12/31/16	12.41	0.06	0.37	0.43	(0.07)	(1.48)	(1.55)	11.29	3.54%	4,263	1.08%	1.08%[l]	0.54%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	17%	113%	129%	61%	40%	49%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 11.62	$ 0.06	$ 2.39	$ 2.45	$ —	$ —	$ —	$ 14.07	21.08%[b]	$ 197,992	0.80%[a]	0.78%[a]	0.93%[a]
12/31/20	13.09	0.19	(0.08)aa	0.11	(0.15)	(1.43)	(1.58)	11.62	2.67%	178,953	0.80%	0.78%	1.71%
12/31/19	12.38	0.18	2.40	2.58	(0.27)	(1.60)	(1.87)	13.09	22.79%	193,994	0.81%	0.79%	1.35%
12/31/18	15.42	0.26	(1.63)	(1.37)	(0.25)	(1.42)	(1.67)	12.38	(10.34%)	168,520	0.80%	0.78%	1.76%
12/31/17	14.74	0.25	1.83	2.08	(0.29)	(1.11)	(1.40)	15.42	15.10%	225,883	0.80%	0.79%	1.65%
12/31/16	14.20	0.26	1.56	1.82	(0.21)	(1.07)	(1.28)	14.74	13.25%	223,801	0.79%	N/A	1.81%
Service Class I
6/30/21[r]	$ 11.35	$ 0.04	$ 2.34	$ 2.38	$ —	$ —	$ —	$ 13.73	20.97%[b]	$ 18,911	1.05%[a]	1.03%[a]	0.67%[a]
12/31/20	12.83	0.16	(0.09)aa	0.07	(0.12)	(1.43)	(1.55)	11.35	2.37%	15,956	1.05%	1.03%	1.47%
12/31/19	12.17	0.14	2.36	2.50	(0.24)	(1.60)	(1.84)	12.83	22.49%	16,173	1.06%	1.04%	1.10%
12/31/18	15.20	0.22	(1.60)	(1.38)	(0.23)	(1.42)	(1.65)	12.17	(10.56%)	13,283	1.05%	1.03%	1.53%
12/31/17	14.57	0.21	1.80	2.01	(0.27)	(1.11)	(1.38)	15.20	14.78%	13,212	1.05%	1.04%	1.39%
12/31/16	14.05	0.22	1.55	1.77	(0.18)	(1.07)	(1.25)	14.57	13.05%	9,319	1.04%	N/A	1.55%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	23%	86%	131%	28%	18%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Class I
6/30/21[r]	$ 13.96	$ 0.07	$ 1.59	$ 1.66	$ —	$ —	$ —	$ 15.62	11.89%[b]	$ 356,089	0.80%[a]	1.01%[a]
12/31/20	12.86	0.11	1.61	1.72	(0.14)	(0.48)	(0.62)	13.96	14.02%	361,660	0.80%	0.88%
12/31/19	10.25	0.15	2.94	3.09	(0.08)	(0.40)	(0.48)	12.86	30.59%	411,174	0.79%	1.23%
12/31/18	13.04	0.15	(1.16)	(1.01)	(0.15)	(1.63)	(1.78)	10.25	(9.53%)	179,973	0.83%	1.21%
12/31/17	11.54	0.14	2.56	2.70	(0.16)	(1.04)	(1.20)	13.04	24.16%	206,795	0.83%	1.10%
12/31/16	11.74	0.14	0.76	0.90	(0.14)	(0.96)	(1.10)	11.54	7.55%	218,698	0.82%	1.18%
Class II
6/30/21[r]	$ 14.31	$ 0.08	$ 1.63	$ 1.71	$ —	$ —	$ —	$ 16.02	11.95%[b]	$ 20,009	0.80%[a]	1.02%[a]
12/31/20	13.17	0.11	1.64	1.75	(0.13)	(0.48)	(0.61)	14.31	13.96%	18,461	0.80%	0.86%
12/31/19	10.48	0.16	3.00	3.16	(0.07)	(0.40)	(0.47)	13.17	30.58%	17,896	0.79%	1.31%
12/31/18	13.30	0.15	(1.19)	(1.04)	(0.15)	(1.63)	(1.78)	10.48	(9.57%)	14,950	0.83%	1.21%
12/31/17	11.74	0.14	2.62	2.76	(0.16)	(1.04)	(1.20)	13.30	24.30%	18,082	0.83%	1.09%
12/31/16	11.93	0.14	0.77	0.91	(0.14)	(0.96)	(1.10)	11.74	7.54%	15,757	0.82%	1.17%
Service Class I
6/30/21[r]	$ 13.76	$ 0.06	$ 1.56	$ 1.62	$ —	$ —	$ —	$ 15.38	11.77%[b]	$ 19,795	1.05%[a]	0.76%[a]
12/31/20	12.69	0.07	1.59	1.66	(0.11)	(0.48)	(0.59)	13.76	13.70%	18,086	1.05%	0.60%
12/31/19	10.11	0.13	2.89	3.02	(0.04)	(0.40)	(0.44)	12.69	30.28%	17,108	1.04%	1.06%
12/31/18	12.90	0.12	(1.16)	(1.04)	(0.12)	(1.63)	(1.75)	10.11	(9.84%)	13,989	1.08%	0.97%
12/31/17	11.43	0.11	2.54	2.65	(0.14)	(1.04)	(1.18)	12.90	23.95%	15,989	1.08%	0.84%
12/31/16	11.65	0.10	0.76	0.86	(0.12)	(0.96)	(1.08)	11.43	7.25%	12,129	1.07%	0.89%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	6%	13%	16%	15%	10%	15%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 20.53	$ 0.09	$ 3.22	$ 3.31	$ —	$ —	$ —	$ 23.84	16.12%[b]	$ 114,314	0.56%[a]	0.83%[a]
12/31/20	19.43	0.19	2.50	2.69	(0.18)	(1.41)	(1.59)	20.53	14.51%	105,573	0.57%	1.03%
12/31/19	16.35	0.19	4.86	5.05	(0.19)	(1.78)	(1.97)	19.43	32.10%	106,949	0.57%	1.02%
12/31/18	17.39	0.19	(1.07)	(0.88)	(0.16)	—	(0.16)	16.35	(5.20%)	92,893	0.56%	1.07%
12/31/17	14.19	0.16	3.19	3.35	(0.15)	—	(0.15)	17.39	23.70%	111,830	0.56%	1.02%
12/31/16	13.18	0.15	1.00	1.15	(0.14)	—	(0.14)	14.19	8.77%	102,858	0.56%	1.10%
Service Class
6/30/21[r]	$ 20.33	$ 0.06	$ 3.19	$ 3.25	$ —	$ —	$ —	$ 23.58	15.99%[b]	$ 56,758	0.81%[a]	0.58%[a]
12/31/20	19.26	0.14	2.47	2.61	(0.13)	(1.41)	(1.54)	20.33	14.24%	49,786	0.82%	0.78%
12/31/19	16.22	0.14	4.83	4.97	(0.15)	(1.78)	(1.93)	19.26	31.82%	46,002	0.82%	0.77%
12/31/18	17.27	0.15	(1.08)	(0.93)	(0.12)	—	(0.12)	16.22	(5.46%)	33,821	0.81%	0.83%
12/31/17	14.10	0.12	3.17	3.29	(0.12)	—	(0.12)	17.27	23.41%	30,610	0.81%	0.77%
12/31/16	13.10	0.11	1.00	1.11	(0.11)	—	(0.11)	14.10	8.50%	23,197	0.81%	0.85%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	5%	17%	16%	15%	12%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.00	$ 0.07	$ 1.89	$ 1.96	$ —	$ —	$ —	$ 11.96	19.60%[b]	$ 248,866	0.69%[a]	1.28%[a]
12/31/20	9.94	0.15	0.12aa	0.27	(0.18)	(0.03)	(0.21)	10.00	3.03%	241,441	0.70%	1.75%
12/31/19	8.49	0.19	1.82	2.01	(0.19)	(0.37)	(0.56)	9.94	24.43%	274,290	0.69%	2.00%
12/31/18	12.72	0.21	(1.25)	(1.04)	(0.22)	(2.97)	(3.19)	8.49	(11.68%)	240,456	0.70%	1.86%
12/31/17	11.86	0.22	1.74	1.96	(0.21)	(0.89)	(1.10)	12.72	17.43%	289,310	0.70%	1.80%
12/31/16	11.35	0.22	1.55	1.77	(0.21)	(1.05)	(1.26)	11.86	16.40%	257,874	0.69%	1.97%
Service Class
6/30/21[r]	$ 9.84	$ 0.06	$ 1.85	$ 1.91	$ —	$ —	$ —	$ 11.75	19.41%[b]	$ 30,572	0.94%[a]	1.04%[a]
12/31/20	9.78	0.13	0.11aa	0.24	(0.15)	(0.03)	(0.18)	9.84	2.79%	26,998	0.95%	1.50%
12/31/19	8.36	0.16	1.80	1.96	(0.17)	(0.37)	(0.54)	9.78	24.14%	29,436	0.94%	1.75%
12/31/18	12.58	0.18	(1.23)	(1.05)	(0.20)	(2.97)	(3.17)	8.36	(11.94%)	24,440	0.95%	1.62%
12/31/17	11.74	0.19	1.73	1.92	(0.19)	(0.89)	(1.08)	12.58	17.21%	27,683	0.95%	1.55%
12/31/16	11.25	0.19	1.54	1.73	(0.19)	(1.05)	(1.24)	11.74	16.10%	20,626	0.94%	1.71%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	15%	49%	43%	30%	110%	30%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 9.98	$ 0.10	$ 1.25	$ 1.35	$ —	$ —	$ —	$ 11.33	13.53%[b]	$ 164,213	1.06%[a]	1.00%[a]	1.78%[a]
12/31/20	10.10	0.03	0.38	0.41	(0.28)	(0.25)	(0.53)	9.98	5.37%	159,694	1.07%	1.00%	0.39%
12/31/19	8.91	0.29	1.74	2.03	(0.19)	(0.65)	(0.84)	10.10	24.63%	178,397	1.05%	1.00%	3.02%
12/31/18	11.97	0.21	(3.02)	(2.81)	(0.17)	(0.08)	(0.25)	8.91	(23.79%)	154,540	1.12%	1.00%	1.91%
12/31/17	9.33	0.18	2.64	2.82	(0.18)	—	(0.18)	11.97	30.35%	187,213	1.09%	1.00%	1.62%
12/31/16	8.81	0.15	0.56	0.71	(0.17)	(0.02)	(0.19)	9.33	8.27%	150,753	1.07%	1.00%	1.70%
Service Class I
6/30/21[r]	$ 9.88	$ 0.09	$ 1.23	$ 1.32	$ —	$ —	$ —	$ 11.20	13.36%[b]	$ 7,952	1.31%[a]	1.25%[a]	1.59%[a]
12/31/20	10.01	0.01	0.37	0.38	(0.26)	(0.25)	(0.51)	9.88	5.07%	7,021	1.32%	1.25%	0.10%
12/31/19	8.84	0.26	1.73	1.99	(0.17)	(0.65)	(0.82)	10.01	24.35%	6,821	1.30%	1.25%	2.70%
12/31/18	11.90	0.18	(2.99)	(2.81)	(0.17)	(0.08)	(0.25)	8.84	(23.98%)	4,767	1.37%	1.25%	1.64%
12/31/17	9.29	0.11	2.67	2.78	(0.17)	—	(0.17)	11.90	30.05%	4,000	1.34%	1.25%	0.95%
12/31/16	8.78	0.13	0.56	0.69	(0.16)	(0.02)	(0.18)	9.29	7.97%	1,063	1.32%	1.25%	1.50%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	16%	49%	37%	43%	45%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 13.98	$ 0.01	$ 1.90	$ 1.91	$ —	$ —	$ —	$ 15.89	13.66%[b]	$ 123,916	0.71%[a]	0.12%[a]
12/31/20	11.09	0.01	3.49	3.50	(0.04)	(0.57)	(0.61)	13.98	31.78%	120,464	0.72%	0.10%
12/31/19	9.68	0.05	2.89	2.94	(0.07)	(1.46)	(1.53)	11.09	31.99%	95,272	0.74%	0.45%
12/31/18	10.69	0.06	(0.19)	(0.13)	(0.07)	(0.81)	(0.88)	9.68	(2.26%)	83,211	0.72%	0.56%
12/31/17	10.63	0.07	3.23	3.30	(0.05)	(3.19)	(3.24)	10.69	33.51%	106,989	0.73%	0.58%
12/31/16	11.70	0.03	(0.06)	(0.03)	(0.01)	(1.03)	(1.04)	10.63	(0.38%)	103,315	0.70%	0.24%
Service Class
6/30/21[r]	$ 13.41	$ (0.01)bb	$ 1.82	$ 1.81	$ —	$ —	$ —	$ 15.22	13.50%[b]	$ 25,435	0.96%[a]	(0.13%)[a]
12/31/20	10.66	(0.02)bb	3.36	3.34	(0.02)	(0.57)	(0.59)	13.41	31.53%	22,226	0.97%	(0.15%)
12/31/19	9.36	0.02	2.79	2.81	(0.05)	(1.46)	(1.51)	10.66	31.66%	16,394	0.99%	0.19%
12/31/18	10.37	0.03	(0.17)	(0.14)	(0.06)	(0.81)	(0.87)	9.36	(2.46%)	10,591	0.97%	0.30%
12/31/17	10.41	0.03	3.15	3.18	(0.03)	(3.19)	(3.22)	10.37	33.00%	7,510	0.98%	0.29%
12/31/16	11.48	(0.00)[d]	(0.04)	(0.04)	—	(1.03)	(1.03)	10.41	(0.52%)	3,604	0.95%	(0.02%)

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	1%	32%	11%	16%	3%	134%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb	Net investment income per share is not in line with the total net investment income shown on the Statement of Operations due to differing class-specific expense arrangements.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 13.78	$ 0.03	$ 0.98	$ 1.01	$ —	$ —	$ —	$ 14.79	7.34%[b]	$ 116,472	1.02%[a]	0.45%[a]
12/31/20	13.10	0.10	0.76	0.86	(0.18)	—	(0.18)	13.78	6.68%	116,694	1.06%	0.78%
12/31/19	11.90	0.13	1.28	1.41	(0.21)	—	(0.21)	13.10	11.90%	124,549	0.97%	1.05%
12/31/18	12.63	0.12	(0.69)	(0.57)	(0.16)	—	(0.16)	11.90	(4.69%)	121,635	0.96%	0.99%
12/31/17	11.74	0.14	0.91	1.05	(0.16)	—	(0.16)	12.63	9.03%	150,737	0.90%	1.13%
12/31/16	14.27	0.17	0.31	0.48	(0.26)	(2.75)	(3.01)	11.74	3.69%	151,537	0.91%	1.29%
Service Class
6/30/21[r]	$ 13.67	$ 0.01	$ 0.97	$ 0.98	$ —	$ —	$ —	$ 14.65	7.20%[b]	$ 26,482	1.27%[a]	0.20%[a]
12/31/20	12.99	0.07	0.76	0.83	(0.15)	—	(0.15)	13.67	6.42%	26,901	1.31%	0.53%
12/31/19	11.80	0.10	1.26	1.36	(0.17)	—	(0.17)	12.99	11.62%	30,588	1.22%	0.81%
12/31/18	12.53	0.09	(0.70)	(0.61)	(0.12)	—	(0.12)	11.80	(4.93%)	28,963	1.21%	0.74%
12/31/17	11.64	0.11	0.91	1.02	(0.13)	—	(0.13)	12.53	8.76%	33,698	1.15%	0.88%
12/31/16	14.18	0.14	0.29	0.43	(0.22)	(2.75)	(2.97)	11.64	3.42%	32,569	1.16%	1.04%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	3%	20%	2%	5%	2%	4%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 18.10	$ (0.04)	$ 1.74	$ 1.70	$ —	$ —	$ —	$ 19.80	9.34%[b]	$ 422,522	0.81%[a]	(0.38%)[a]
12/31/20	15.88	(0.03)	3.83	3.80	(0.01)	(1.57)	(1.58)	18.10	25.57%	434,830	0.81%	(0.19%)
12/31/19	13.94	0.02	4.17	4.19	(0.00)[d]	(2.25)	(2.25)	15.88	31.30%	407,351	0.81%	0.12%
12/31/18	16.19	0.01	(0.07)	(0.06)	—	(2.19)	(2.19)	13.94	(2.17%)	328,715	0.81%	0.07%
12/31/17	14.35	(0.01)	3.45	3.44	(0.01)	(1.59)	(1.60)	16.19	24.81%	382,666	0.81%	(0.08%)
12/31/16	15.50	(0.00)[d]	0.97	0.97	—	(2.12)	(2.12)	14.35	6.29%	352,754	0.81%	(0.02%)
Service Class
6/30/21[r]	$ 17.09	$ (0.06)	$ 1.64	$ 1.58	$ —	$ —	$ —	$ 18.67	9.25%[b]	$ 119,528	1.06%[a]	(0.62%)[a]
12/31/20	15.10	(0.06)	3.62	3.56	—	(1.57)	(1.57)	17.09	25.25%	117,808	1.06%	(0.44%)
12/31/19	13.37	(0.02)	4.00	3.98	—	(2.25)	(2.25)	15.10	31.01%	108,793	1.06%	(0.13%)
12/31/18	15.65	(0.03)	(0.06)	(0.09)	—	(2.19)	(2.19)	13.37	(2.45%)	88,952	1.06%	(0.18%)
12/31/17	13.95	(0.05)	3.34	3.29	—	(1.59)	(1.59)	15.65	24.47%	91,145	1.06%	(0.33%)
12/31/16	15.16	(0.04)	0.95	0.91	—	(2.12)	(2.12)	13.95	6.02%	71,227	1.06%	(0.27%)

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	19%	66%	28%	26%	28%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.59	$ 0.08	$ 1.60	$ 1.68	$ —	$ —	$ —	$ 12.27	15.86%[b]	$ 359,897	0.88%[a]	1.40%[a]
12/31/20	10.60	0.15	0.01	0.16	(0.17)	—	(0.17)	10.59	1.71%	348,614	0.89%	1.62%
12/31/19	9.35	0.17	2.37	2.54	(0.18)	(1.11)	(1.29)	10.60	29.13%	389,141	0.88%	1.65%
12/31/18	12.14	0.15	(1.48)	(1.33)	(0.19)	(1.27)	(1.46)	9.35	(12.99%)	343,432	0.88%	1.30%
12/31/17	11.79	0.20	1.09	1.29	(0.19)	(0.75)	(0.94)	12.14	11.70%	438,601	0.88%	1.69%
12/31/16	10.74	0.17	2.22	2.39	(0.19)	(1.15)	(1.34)	11.79	23.23%	433,046	0.88%	1.55%
Service Class
6/30/21[r]	$ 10.38	$ 0.07	$ 1.56	$ 1.63	$ —	$ —	$ —	$ 12.01	15.70%[b]	$ 55,092	1.13%[a]	1.16%[a]
12/31/20	10.39	0.13	0.00[d]	0.13	(0.14)	—	(0.14)	10.38	1.48%	51,269	1.14%	1.37%
12/31/19	9.18	0.14	2.33	2.47	(0.15)	(1.11)	(1.26)	10.39	28.90%	53,223	1.13%	1.40%
12/31/18	11.96	0.12	(1.47)	(1.35)	(0.16)	(1.27)	(1.43)	9.18	(13.31%)	43,275	1.13%	1.06%
12/31/17	11.63	0.17	1.08	1.25	(0.17)	(0.75)	(0.92)	11.96	11.46%	49,723	1.13%	1.46%
12/31/16	10.62	0.15	2.18	2.33	(0.17)	(1.15)	(1.32)	11.63	22.86%	44,148	1.13%	1.35%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	29%	74%	39%	59%	42%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 16.86	$ (0.04)	$ 1.34	$ 1.30	$ —	$ —	$ 18.16	7.70%[b]	$ 174,168	1.09%[a]	1.07%[a]	(0.50%)[a]
12/31/20	14.13	(0.04)	4.55	4.51	(1.78)	(1.78)	16.86	35.62%	180,047	1.11%	1.08%	(0.27%)
12/31/19	12.82	(0.01)	4.11	4.10	(2.79)	(2.79)	14.13	34.32%	170,426	1.11%	1.09%	(0.06%)
12/31/18	14.98	(0.03)	(0.32)	(0.35)	(1.81)	(1.81)	12.82	(4.87%)	151,854	1.09%	1.07%	(0.17%)
12/31/17	12.69	(0.03)	2.87	2.84	(0.55)	(0.55)	14.98	22.81%	198,404	1.09%	1.09%[k]	(0.21%)
12/31/16	13.51	0.00[d]	1.59	1.59	(2.41)	(2.41)	12.69	12.74%	191,245	1.10%	N/A	0.01%
Service Class
6/30/21[r]	$ 15.48	$ (0.06)	$ 1.23	$ 1.17	$ —	$ —	$ 16.65	7.57%[b]	$ 32,825	1.35%[a]	1.32%[a]	(0.74%)[a]
12/31/20	13.14	(0.06)	4.18	4.12	(1.78)	(1.78)	15.48	35.29%	31,165	1.36%	1.33%	(0.52%)
12/31/19	12.11	(0.04)	3.86	3.82	(2.79)	(2.79)	13.14	33.99%	26,026	1.36%	1.34%	(0.30%)
12/31/18	14.27	(0.06)	(0.29)	(0.35)	(1.81)	(1.81)	12.11	(5.11%)	19,281	1.34%	1.32%	(0.39%)
12/31/17	12.14	(0.06)	2.74	2.68	(0.55)	(0.55)	14.27	22.51%	16,124	1.35%	1.34%	(0.45%)
12/31/16	13.05	(0.03)	1.53	1.50	(2.41)	(2.41)	12.14	12.46%	12,969	1.35%	N/A	(0.23%)

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	41%	79%	63%	76%	74%	105%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/21[r]	$ 15.25	$ 0.00[d],bb	$ 2.53	$ 2.53	$ —	$ —	$ —	$ 17.78	16.52%[b]	$ 66,974	1.05%[a]	1.00%[a]	0.04%[a]
12/31/20	14.75	0.04	1.15	1.19	(0.03)	(0.66)	(0.69)	15.25	9.16%	65,955	1.06%	1.01%	0.33%
12/31/19	13.86	0.04	3.20	3.24	(0.04)	(2.31)	(2.35)	14.75	25.54%	74,855	1.06%	1.01%	0.25%
12/31/18	16.90	0.05	(2.01)	(1.96)	(0.06)	(1.02)	(1.08)	13.86	(12.94%)	66,976	1.02%	0.97%	0.30%
12/31/17	17.23	0.05	1.73	1.78	(0.10)	(2.01)	(2.11)	16.90	11.69%	89,256	1.02%	0.97%	0.30%
12/31/16	14.88	0.10	4.44	4.54	(0.10)	(2.09)	(2.19)	17.23	32.46%	88,729	1.02%	0.97%	0.66%
Service Class I
6/30/21[r]	$ 14.66	$ (0.02)	$ 2.43	$ 2.41	$ —	$ —	$ —	$ 17.07	16.37%[b]	$ 29,531	1.30%[a]	1.25%[a]	(0.21%)[a]
12/31/20	14.21	0.01	1.11	1.12	(0.01)	(0.66)	(0.67)	14.66	8.92%	26,467	1.31%	1.26%	0.07%
12/31/19	13.43	0.00[d]	3.10	3.10	(0.01)	(2.31)	(2.32)	14.21	25.26%	25,636	1.31%	1.26%	0.01%
12/31/18	16.43	0.01	(1.96)	(1.95)	(0.03)	(1.02)	(1.05)	13.43	(13.19%)	19,861	1.27%	1.22%	0.06%
12/31/17	16.83	0.01	1.68	1.69	(0.08)	(2.01)	(2.09)	16.43	11.42%	20,671	1.27%	1.22%	0.06%
12/31/16	14.58	0.07	4.34	4.41	(0.07)	(2.09)	(2.16)	16.83	32.16%	15,465	1.27%	1.22%	0.44%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	12%	29%	24%	22%	14%	23%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb	Net investment income per share is not in line with the total net investment income shown on the Statement of Operations due to differing class-specific expense arrangements.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/21[r]	$ 10.94	$ 0.07	$ 2.86	$ 2.93	$ —	$ —	$ —	$ 13.87	26.78%[b]	$ 171,226	0.81%[a]	1.03%[a]
12/31/20	11.06	0.09	0.30	0.39	(0.10)	(0.41)	(0.51)	10.94	4.65%	164,145	0.81%	0.98%
12/31/19	10.61	0.12	1.83	1.95	(0.07)	(1.43)	(1.50)	11.06	20.39%	179,503	0.81%	1.04%
12/31/18	13.99	0.09	(1.87)	(1.78)	(0.07)	(1.53)	(1.60)	10.61	(15.00%)	163,607	0.80%	0.63%
12/31/17	13.23	0.06	1.60	1.66	(0.07)	(0.83)	(0.90)	13.99	13.44%	210,030	0.80%	0.47%
12/31/16	11.34	0.06	2.70	2.76	(0.07)	(0.80)	(0.87)	13.23	25.10%	211,849	0.79%	0.51%
Service Class
6/30/21[r]	$ 10.79	$ 0.05	$ 2.83	$ 2.88	$ —	$ —	$ —	$ 13.67	26.78%[b]	$ 28,055	1.06%[a]	0.80%[a]
12/31/20	10.92	0.07	0.28	0.35	(0.07)	(0.41)	(0.48)	10.79	4.32%	22,302	1.06%	0.73%
12/31/19	10.50	0.09	1.80	1.89	(0.04)	(1.43)	(1.47)	10.92	19.98%	23,295	1.06%	0.80%
12/31/18	13.85	0.05	(1.83)	(1.78)	(0.04)	(1.53)	(1.57)	10.50	(15.12%)	19,189	1.05%	0.39%
12/31/17	13.12	0.03	1.57	1.60	(0.04)	(0.83)	(0.87)	13.85	13.08%	22,386	1.05%	0.23%
12/31/16	11.25	0.03	2.68	2.71	(0.04)	(0.80)	(0.84)	13.12	24.83%	19,563	1.04%	0.26%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	28%	60%	35%	38%	34%	58%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Total Return Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets (including interest expense)
Class II
6/30/21[r]	$ 11.28	$ 0.06	$ (0.19)	$ (0.13)	$ —	$ —	$ —	$ 11.15	(1.15%)[b]	$ 291,435	0.62%[a]	N/A	1.17%[a]
12/31/20	10.74	0.20	0.74	0.94	(0.35)	(0.05)	(0.40)	11.28	8.79%	288,005	0.62%	0.61%	1.77%
12/31/19	10.16	0.26	0.65	0.91	(0.33)	—	(0.33)	10.74	8.91%	342,002	0.61%	0.60%	2.48%
12/31/18	10.36	0.25	(0.26)	(0.01)	(0.19)	—	(0.19)	10.16	(0.07%)	353,571	0.60%	0.60%[l]	2.51%
12/31/17	10.27	0.19	0.11	0.30	(0.21)	—	(0.21)	10.36	2.96%	408,199	0.62%	0.60%	1.85%
12/31/16	10.19	0.17	0.09	0.26	(0.18)	—	(0.18)	10.27	2.52%	393,276	0.62%	0.60%	1.67%
Service Class I
6/30/21[r]	$ 11.14	$ 0.05	$ (0.20)	$ (0.15)	$ —	$ —	$ —	$ 10.99	(1.35%)[b]	$ 50,533	0.87%[a]	N/A	0.91%[a]
12/31/20	10.62	0.16	0.75	0.91	(0.34)	(0.05)	(0.39)	11.14	8.60%	51,252	0.87%	0.86%	1.47%
12/31/19	10.06	0.23	0.64	0.87	(0.31)	—	(0.31)	10.62	8.65%	34,011	0.86%	0.85%	2.21%
12/31/18	10.27	0.23	(0.27)	(0.04)	(0.17)	—	(0.17)	10.06	(0.35%)	25,533	0.85%	0.85%[l]	2.28%
12/31/17	10.18	0.16	0.12	0.28	(0.19)	—	(0.19)	10.27	2.73%	21,858	0.87%	0.85%	1.60%
12/31/16	10.11	0.15	0.09	0.24	(0.17)	—	(0.17)	10.18	2.30%	19,079	0.87%	0.85%	1.43%

	Six months ended June 30, 2021[b,r]	Year ended December 31
		2020	2019	2018	2017	2016
Portfolio turnover rate	218%	328%	219%	250%	313%	278%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)
MML Balanced Allocation Fund (“Balanced Allocation Fund”)
MML Moderate Allocation Fund (“Moderate Allocation Fund”)
MML Growth Allocation Fund (“Growth Allocation Fund”)
MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)
MML American Funds Growth Fund (“MML American Funds Growth Fund”)
MML American Funds International Fund (“MML American Funds International Fund”)
MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)
MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MML Equity Income Fund (“Equity Income Fund”)
MML Equity Index Fund (“Equity Index Fund”)
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Fundamental Equity Fund (“Fundamental Equity Fund”)
MML Fundamental Value Fund (“Fundamental Value Fund”)
MML Global Fund (“Global Fund”)
MML Growth & Income Fund (“Growth & Income Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML International Equity Fund (“International Equity Fund”)
MML Large Cap Growth Fund (“Large Cap Growth Fund”)
MML Managed Volatility Fund (“Managed Volatility Fund”)
MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MML Mid Cap Value Fund (“Mid Cap Value Fund”)
MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MML Small Company Value Fund (“Small Company Value Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”). The financial statements included

Notes to Financial Statements (Unaudited) (Continued)

herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov or by calling MML Advisers at 1-888-309-3539.

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2021, the MML American Funds Growth Fund and MML American Funds International Fund owned 0.67% and 0.62% of the Growth and International Master Funds, respectively. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Funds’ and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at http://www.sec.gov.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

Notes to Financial Statements (Unaudited) (Continued)

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of June 30, 2021. The Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all investments at Level 1, and all short-term investments at Level 2, as of June 30, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2021, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3		Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$549,376,673	$10,560,767	*	$973,979	**	$560,911,419
Preferred Stock	—	—		2,545,088	**	2,545,088
Mutual Funds	1,215,174	—		—		1,215,174
Short-Term Investments	100	4,014,922		—		4,015,022
Total Investments	$550,591,947	$14,575,689		3,519,067		$568,686,703

Equity Income Fund
Asset Investments
Common Stock	$436,929,175	$13,332,628	*	$—		$450,261,803
Preferred Stock	6,894,296	—		—		6,894,296
Mutual Funds	1,506,852	—		—		1,506,852
Short-Term Investments	1,075	4,823,424		—		4,824,499
Total Investments	$445,331,398	$18,156,052		$—		$463,487,450

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Equity Index Fund
Asset Investments
Common Stock	$713,099,409	$—		$—	$713,099,409
Mutual Funds	97,178	—		—	97,178
Short-Term Investments	—	6,007,240		—	6,007,240
Total Investments	$713,196,587	$6,007,240		$—	$719,203,827
Asset Derivatives
Futures Contracts	$85,964	$—		$—	$85,964

Focused Equity Fund
Asset Investments
Common Stock	$272,135,773	$15,596,657	*	$—	$287,732,430
Short-Term Investments	—	9,143,962		—	9,143,962
Total Investments	$272,135,773	$24,740,619		$—	$296,876,392

Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$7,128,511		$—	$7,128,511
Austria	—	616,002		—	616,002
Belgium	—	7,268,943		—	7,268,943
Cayman Islands	—	6,300,909		—	6,300,909
Denmark	—	1,150,320		—	1,150,320
France	—	25,362,885		—	25,362,885
Germany	—	37,750,792		—	37,750,792
Ireland	3,384,889	9,013,124		—	12,398,013
Israel	2,670,990	—		—	2,670,990
Italy	—	2,803,004		—	2,803,004
Japan	—	66,326,210		—	66,326,210
Luxembourg	—	2,670,730		—	2,670,730
Netherlands	2,633,216	14,420,052		—	17,053,268
Norway	—	2,686,287		—	2,686,287
Republic of Korea	—	5,382,818		—	5,382,818
Singapore	—	3,705,892		—	3,705,892
Spain	—	1,054,991		—	1,054,991
Sweden	—	6,440,466		—	6,440,466
Switzerland	—	27,408,423		—	27,408,423
United Kingdom	1,075,194	38,760,998		—	39,836,192
Mutual Funds	2,291,337	—		—	2,291,337
Total Investments	$12,055,626	$266,251,357		$—	$278,306,983

Fundamental Equity Fund
Asset Investments
Common Stock	$187,193,540	$1,266,758	*	$—	$188,460,298
Mutual Funds	13,353	—		—	13,353
Short-Term Investments	—	579,678		—	579,678
Total Investments	$187,206,893	$1,846,436		$—	$189,053,329

Global Fund
Asset Investments
Common Stock*
Austria	$—	$1,097,003		$—	$1,097,003

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Canada	$10,208,346	$—		$—	$10,208,346
Denmark	—	2,286,735		—	2,286,735
France	—	44,786,280		—	44,786,280
Germany	—	15,267,827		—	15,267,827
Ireland	29,056,715	6,897,227		—	35,953,942
Israel	3,704,895	—		—	3,704,895
Japan	—	7,832,214		—	7,832,214
Mexico	870,612	—		—	870,612
Netherlands	—	12,405,242		—	12,405,242
Republic of Korea	—	3,965,223		—	3,965,223
Spain	—	3,341,365		—	3,341,365
Sweden	—	6,732,988		—	6,732,988
Switzerland	—	32,282,551		—	32,282,551
United Kingdom	2,135,440	27,047,242		—	29,182,682
United States	181,553,859	—		—	181,553,859
Mutual Funds	970,869	—		—	970,869
Warrants	70,684	—		—	70,684
Short-Term Investments	—	4,152,178		—	4,152,178
Total Investments	$228,571,420	$168,094,075		$—	$396,665,495

Growth & Income Fund
Asset Investments
Common Stock	$161,267,675	$8,607,742	*	$—	$169,875,417
Short-Term Investments	—	1,412,391		—	1,412,391
Total Investments	$161,267,675	$10,020,133		$—	$171,287,808

International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$4,552,263		$—	$4,552,263
Belgium	—	2,210,837		—	2,210,837
Canada	5,768,597	—		—	5,768,597
Cayman Islands	1,605,602	1,619,503		—	3,225,105
Finland	—	1,422,439		—	1,422,439
France	—	19,334,372		—	19,334,372
Germany	5,191	42,802,199		—	42,807,390
India	—	2,508,229		—	2,508,229
Indonesia	—	819,351		—	819,351
Ireland	2,111,177	—		—	2,111,177
Italy	—	6,886,614		—	6,886,614
Japan	—	3,764,455		—	3,764,455
Mexico	2,493,288	—		—	2,493,288
Netherlands	—	8,221,285		—	8,221,285
Republic of Korea	—	2,365,068		—	2,365,068
South Africa	—	4,481,920		—	4,481,920
Spain	—	2,236,377		—	2,236,377
Sweden	—	6,372,566		—	6,372,566
Switzerland	—	16,062,421		—	16,062,421
United Kingdom	3,568,056	26,328,613		—	29,896,669

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
International Equity Fund (Continued)
Asset Investments (Continued)
Preferred Stock*
Germany	$—	$348,412		$—		$348,412
Corporate Debt	—	481,470		—		481,470
Short-Term Investments	—	3,087,109		—		3,087,109
Total Investments	$15,551,911	$155,905,503		$—		$171,457,414
Asset Derivatives
Forward Contracts	$—	$60,628		$—		$60,628

Managed Volatility Fund
Asset Investments
Common Stock	$142,872,918	$—		$—		$142,872,918
Corporate Debt	—	—		—	+,**	—
Mutual Funds	17,483	—		—		17,483
Purchased Options	850,482	—		—		850,482
Short-Term Investments	—	1,011,049		—		1,011,049
Total Investments	$143,740,883	$1,011,049		$—		$144,751,932
Liability Derivatives
Written Options	$(2,676,381)	$—		$—		$(2,676,381)

Mid Cap Growth Fund
Asset Investments
Common Stock	$518,184,498	$3,783,300		$778,461		$522,746,259
Preferred Stock	—	—		9,014,681		9,014,681
Warrants	31,393	—		—		31,393
Mutual Funds	4,208,771	—		—		4,208,771
Short-Term Investments	372	12,046,770		—		12,047,142
Total Investments	$522,425,034	$15,830,070		$9,793,142		$548,048,246

Mid Cap Value Fund
Asset Investments
Common Stock	$380,938,656	$29,664,115	*	$—		$410,602,771
Short-Term Investments	—	2,148,173		—		2,148,173
Total Investments	$380,938,656	$31,812,288		$—		$412,750,944
Asset Derivatives
Forward Contracts	$—	$135,332		$—		$135,332
Liability Derivatives
Forward Contracts	$—	$(3,082)		$—		$(3,082)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$200,954,015	$1,622,723		$299	**	$202,577,037
Rights	—	—		—	+,**	—
Mutual Funds	2,566,959	—		—		2,566,959
Short-Term Investments	—	1,641,023		—		1,641,023
Total Investments	$203,520,974	$3,263,746		$299		$206,785,019

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Small Company Value Fund
Asset Investments
Common Stock	$94,910,616	$—	$—	$94,910,616
Warrants	8,643	—	—	8,643
Mutual Funds	108,809	—	—	108,809
Short-Term Investments	100	1,672,638	—	1,672,738
Total Investments	$95,028,168	$1,672,638	$—	$96,700,806

Total Return Bond Fund
Asset Investments
Bank Loans	$—	$5,391,603	$—	$5,391,603
Corporate Debt	—	75,775,565	—	75,775,565
Municipal Obligations	—	4,219,410	—	4,219,410
Non-U.S. Government Agency Obligations	—	43,949,440	—	43,949,440
Sovereign Debt Obligations	—	3,077,852	—	3,077,852
U.S. Government Agency Obligations and Instrumentalities	—	111,493,647	—	111,493,647
U.S. Treasury Obligations	—	136,155,954	—	136,155,954
Purchased Options	—	45,981	—	45,981
Mutual Funds	76,650	—	—	76,650
Short-Term Investments	—	22,956,742	—	22,956,742
Total Investments	$76,650	$403,066,194	$—	$403,142,844
Asset Derivatives
Futures Contracts	$15,844	$—	$—	$15,844

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at June 30, 2021 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2021 is not presented.

+	Represents a security at $0 value as of June 30, 2021.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis and collateral pledged for open futures contracts, as well as, any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2021.

The Funds had no Level 3 transfers during the period ended June 30, 2021.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/20	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/21		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/21
Mid Cap Growth Fund
Common Stock	$1,916,772	$—	$20,738	$(120,406)	$—	$(1,038,643)	$—	$—	$778,461	†	$(160,908)
Preferred Stock	3,070,818	—	20,410	5,697,336	1,108,569	(882,452)	—	—	9,014,681	†	6,275,429
	$4,987,590	$—	$41,148	$5,576,930	$1,108,569	$(1,921,095)	$—	$—	$9,793,142		$6,114,521

†	Represents a restricted security issued by a non-public entity valued by a broker quote or vendor price.

The Mid Cap Growth Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Mid Cap Growth Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Mid Cap Growth Fund
Common Stock - $778,461
JAND, Inc., Class A	$21,096	Market approach	Transaction price	$24.5306	Increase
Venture Global LNG, Inc., Series B	96,392	Market comparable	Transaction price EV/2023 EBITDA 10.8x Proj EV/2025 EBITDA 12.7x	$5,200 / 50% $3,736.27 / 40% $5,138.96 / 40%	Increase
Venture Global LNG, Inc., Series C	660,973	Market comparable	Transaction price EV/2023 EBITDA 10.8x Proj EV/2025 EBITDA 12.7x	$5,200 / 50% $3,736.27 / 40% $5,138.96 / 40%	Increase

Notes to Financial Statements (Unaudited) (Continued)

	Fair Value	Valuation Technique(s)	Unobservable Input Description	Amount or Range/ Weighting of Unobservable Input	Impact to Valuation from an Increase in Input (a)
Mid Cap Growth Fund (Continued)
Preferred Stock - $9,014,681
Caris Life Sciences, Inc., Series D	$271,366	Market approach	Transaction price	$8.10	Increase
Databricks, Inc., Series G	133,382	Market comparable	EV/2022 Rev 46.84x	$177.37 / 100%	Increase
JAND, Inc., Series AA	43,689	Market approach	Transaction price	$24.5306	Increase
JAND, Inc., Series B	49	Market approach	Transaction price	$24.5306	Increase
Maplebear, Inc., Series I	95,750	Market approach	Transaction price	$125.00	Increase
Redwood Materials, Inc., Series C	200,090	Market approach	Transaction price	$47.40347	Increase
Rivian Automotive, Inc., Series D	5,873,410	Market approach	Implied price from convertible note issuance.	70.06	Increase
Rivian Automotive, Inc., Series E	1,718,502	Market approach	Implied price from convertible note issuance.	70.06	Increase
Sila Nanotechnologies, Inc., Series F	407,982	Market approach	Transaction price	41.2728	Increase
Wework Companies, Inc., Series D-1	189,994	Market approach	Parity price multiplied by conversion factor plus estimated tender offer price	8.55945	Increase
Wework Companies, Inc., Series D-2	80,467	Market approach	Parity price multiplied by conversion factor plus estimated tender offer price	8.55945	Increase
Total	$9,793,142

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of the reporting date. A decrease in the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at the reporting date.

Abbreviation Legend

EV/(year) EBIT - financial ratio of comparable public companies’ total market capitalization to earnings before interest and taxes; measures the value of a comparable company in terms of its expected earnings for a given year

EV/(year) Rev - financial ratio of comparable public companies’ total market capitalization to projected revenue before interest and taxes; measures the value of a comparable company in terms of its projected revenue for a given year

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

At June 30, 2021, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$85,964	$—	$—	$85,964
Realized Gain (Loss)#
Futures Contracts	$809,607	$—	$—	$809,607
Change in Appreciation (Depreciation)##
Futures Contracts	$(18,852)	$—	$—	$(18,852)

International Equity Fund
Asset Derivatives
Forward Contracts*	$—	$60,628	$—	$60,628
Realized Gain (Loss)#
Forward Contracts	$—	$32,698	$—	$32,698
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$63,544	$—	$63,544

Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$850,482	$—	$—	$850,482
Liability Derivatives
Written Options^,^^^	$(2,676,381)	$—	$—	$(2,676,381)
Realized Gain (Loss)#
Purchased Options	$(5,106,843)	$—	$—	$(5,106,843)
Written Options	(5,070,678)	—	—	(5,070,678)
Total Realized Gain (Loss)	$(10,177,521)	$—	$—	$(10,177,521)
Change in Appreciation (Depreciation)##
Purchased Options	$29,643	$—	$—	$29,643
Written Options	731,389	—	—	731,389
Total Change in Appreciation (Depreciation)	$761,032	$—	$—	$761,032

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$—	$135,332	$—	$135,332
Liability Derivatives
Forward Contracts^	$—	$(3,082)	$—	$(3,082)
Realized Gain (Loss)#
Forward Contracts	$—	$16,340	$—	$16,340
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$335,464	$—	$335,464

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total

Total Return Bond Fund
Asset Derivatives
Purchased Options*	$—	$—	$45,981	$45,981
Futures Contracts^^	—	—	15,844	15,844
Total Value	$—	$—	$61,825	$61,825
Realized Gain (Loss)#
Forward Contracts	$—	$160,258	$—	$160,258
Futures Contracts	—	—	(21,034)	(21,034)
Total Realized Gain (Loss)	$—	$160,258	$(21,034)	$139,224
Change in Appreciation (Depreciation)##
Purchased Options	$—	$6,156	$—	$6,156
Forward Contracts	—	30,073	—	30,073
Futures Contracts	—	—	15,453	15,453
Total Change in Appreciation (Depreciation)	$—	$36,229	$15,453	$51,682

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or written options, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or written options, as applicable.

For the period ended June 30, 2021, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Purchased Swaptions	Purchased Options	Written Options
Equity Index Fund	27	$—	$—	—	—
International Equity Fund	—	2,198,526	—	—	—
Managed Volatility Fund	—	—	—	344	345
Mid Cap Value Fund	—	33,281,155	—	—	—
Total Return Bond Fund	18	3,459,227	1,350,000	—	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and purchased swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2021.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2021. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2021.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
International Equity Fund
State Street Bank and Trust Co.	$60,628	$—	$—	$60,628

Mid Cap Value Fund
Bank of America N.A.	$14,529	$—	$—	$14,529
Credit Suisse International	45,765	—	—	45,765
JP Morgan Chase Bank N.A.	67,336	(2,189)	—	65,147
UBS AG	7,702	(894)	—	6,808
	$135,332	$(3,083)	$—	$132,249
Total Return Bond Fund
Goldman Sachs & Co.	$45,981	$—	$—	$45,981

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2021.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Mid Cap Value Fund
JP Morgan Chase Bank N.A.	$(2,189)	$2,189	$—	$—
UBS AG	(894)	894	—	—
	$(3,083)	$3,083	$—	$—

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2021, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts.

A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a

Notes to Financial Statements (Unaudited) (Continued)

futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Notes to Financial Statements (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2021, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect

Notes to Financial Statements (Unaudited) (Continued)

to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2021, is reflected as securities lending income on the Statement of Operations.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method.

Notes to Financial Statements (Unaudited) (Continued)

In addition, each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or Master Funds. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Notes to Financial Statements (Unaudited) (Continued)

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Conservative Allocation Fund	0.10%	N/A
Balanced Allocation Fund	0.10%	N/A
Moderate Allocation Fund	0.10%	N/A
Growth Allocation Fund	0.10%	N/A
Aggressive Allocation Fund	0.10%	N/A
MML American Funds Growth Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million	N/A
MML American Funds International Fund	0.15% on the first $500 million; and 0.125% on any excess over $500 million	N/A
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and 0.175% on any excess over $750 million	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million	T. Rowe Price Associates, Inc.
Equity Income Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	T. Rowe Price Associates, Inc.
Equity Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million	Northern Trust Investments, Inc.
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on any excess over $250 million	Wellington Management Company LLP
Foreign Fund	0.86% on the first $500 million; and 0.82% on any excess over $500 million	Thompson, Siegel & Walmsley LLC
Fundamental Equity Fund	0.60% on the first $250 million; and 0.58% on any excess over $250 million	Invesco Advisers, Inc.
Fundamental Value Fund	0.60% on the first $500 million; and 0.575% on any excess over $500 million	Boston Partners Global Investors, Inc.
Global Fund	0.60% on the first $500 million; and 0.55% on any excess over $500 million	Massachusetts Financial Services Company
Growth & Income Fund	0.50% on the first $500 million; and 0.475% on any excess over $500 million	Massachusetts Financial Services Company
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
International Equity Fund	0.80% on the first $250 million; and 0.75% on any excess over $250 million	Harris Associates L.P.
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on any excess over $500 million	Loomis, Sayles & Company, L.P.
Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	Gateway Investment Advisers, LLC
Mid Cap Growth Fund	0.77% on the first $500 million; and 0.75% on any excess over $500 million	T. Rowe Price Associates, Inc.; and Wellington Management Company LLP
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on any excess over $500 million	American Century Investment Management, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on any excess over $200 million	Wellington Management Company LLP
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on any excess over $150 million	T. Rowe Price Associates, Inc.
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on any excess over $500 million	AllianceBernstein L.P.
Total Return Bond Fund	0.40% on the first $500 million; and 0.38% on any excess over $500 million	Metropolitan West Asset Management, LLC

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
MML American Funds Growth Fund	N/A	N/A	N/A	0.25%
MML American Funds International Fund	N/A	N/A	N/A	0.25%
MML American Funds Core Allocation Fund	N/A	N/A	N/A	0.25%
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Value Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%
Total Return Bond Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

Effective May 1, 2021, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Service Class I
MML American Funds Core Allocation Fund*	1.01%

*	Expense cap in effect through April 30, 2022.

Notes to Financial Statements (Unaudited) (Continued)

Effective May 1, 2021, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
International Equity Fund*	1.00%	1.25%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2022.

Prior to May 1, 2021, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
International Equity Fund	1.00%	1.25%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

MML Advisers has agreed to voluntarily waive 0.03% of the advisory fee of the Equity Income Fund and 0.05% of the advisory fee of the Small Company Value Fund. MML Advisers may amend or discontinue these waivers at any time without advance notice.

MML Advisers has agreed to waive 0.02% of the advisory fee of the Foreign Fund through April 30, 2022.

MML Advisers has agreed to waive 0.02% of the advisory fee of the Fundamental Value Fund through April 30, 2022.

MML Advisers has agreed to waive 0.03% of the advisory fee of the Small Cap Growth Equity Fund through April 30, 2022.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2021, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Foreign Fund	$ 2,597
Fundamental Equity Fund	2,291
Income & Growth Fund	338
Large Cap Growth Fund	206
Managed Volatility Fund	237
Mid Cap Growth Fund	1,028
Small Cap Growth Equity Fund	1,728
Small/Mid Cap Value Fund	28

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or Master Funds for the period ended June 30, 2021, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$—	$32,287,958	$—	$81,199,170
Balanced Allocation Fund	—	23,961,699	—	56,324,888
Moderate Allocation Fund	—	57,602,705	—	248,592,530
Growth Allocation Fund	—	35,333,615	—	163,791,216
Aggressive Allocation Fund	—	10,512,115	—	18,331,408
MML American Funds Growth Fund	—	45,635,360	—	17,874,231
MML American Funds International Fund	—	3,591,749	—	4,804,264
MML American Funds Core Allocation Fund	—	56,337,742	—	101,215,665
Blue Chip Growth Fund	—	91,048,879	—	124,856,378
Equity Income Fund	—	44,246,597	—	108,517,629
Equity Index Fund	—	7,734,779	—	35,651,277
Focused Equity Fund	—	29,742,418	—	59,886,391

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Foreign Fund	$—	$24,597,666	$—	$49,386,055
Fundamental Equity Fund	—	31,042,151	—	51,051,494
Fundamental Value Fund	—	46,560,508	—	64,347,468
Global Fund	—	23,921,846	—	72,339,558
Growth & Income Fund	—	8,159,793	—	16,042,692
Income & Growth Fund	—	40,537,307	—	76,222,097
International Equity Fund	—	26,393,383	—	41,018,081
Large Cap Growth Fund	—	994,454	—	13,564,733
Managed Volatility Fund	—	4,827,162	—	16,860,503
Mid Cap Growth Fund	—	100,567,976	—	161,794,092
Mid Cap Value Fund	—	118,267,378	—	162,948,637
Small Cap Growth Equity Fund	—	86,021,882	—	117,937,482
Small Company Value Fund	—	11,476,287	—	23,058,824
Small/Mid Cap Value Fund	—	54,872,832	—	95,559,331
Total Return Bond Fund	802,005,288	32,900,324	794,954,460	30,787,215

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Focused Equity Fund	$108,569	$458,227	$146,072
Global Fund	643,493	—	—
Mid Cap Value Fund	207	717,458	146,610
Small Cap Growth Equity Fund	181,011	78,798	26,044
Small Company Value Fund	—	132,345	(20,054)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	989,540	$10,603,308	8,070,287	$78,105,245
Issued as reinvestment of dividends	—	—	533,037	5,143,809
Redeemed	(2,006,154)	(21,272,029)	(8,836,415)	(86,255,232)
Net increase (decrease)	(1,016,614)	$(10,668,721)	(233,091)	$(3,006,178)
Conservative Allocation Fund Service Class
Sold	1,711,210	$17,835,664	12,428,691	$118,413,479
Issued as reinvestment of dividends	—	—	1,797,609	17,167,168
Redeemed	(5,295,241)	(55,415,815)	(12,920,993)	(124,463,031)
Net increase (decrease)	(3,584,031)	$(37,580,151)	1,305,307	$11,117,616

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Balanced Allocation Fund Initial Class
Sold	476,683	$5,113,036	3,348,243	$32,393,282
Issued as reinvestment of dividends	—	—	758,676	7,252,946
Redeemed	(1,209,088)	(12,849,305)	(6,139,438)	(59,368,011)
Net increase (decrease)	(732,405)	$(7,736,269)	(2,032,519)	$(19,721,783)
Balanced Allocation Fund Service Class
Sold	876,238	$9,232,826	2,496,364	$23,775,082
Issued as reinvestment of dividends	—	—	2,389,140	22,625,157
Redeemed	(3,131,301)	(33,123,953)	(10,097,073)	(96,472,899)
Net increase (decrease)	(2,255,063)	$(23,891,127)	(5,211,569)	$(50,072,660)
Moderate Allocation Fund Initial Class
Sold	503,322	$5,766,386	4,303,316	$43,334,344
Issued as reinvestment of dividends	—	—	2,464,075	24,418,984
Redeemed	(3,411,306)	(38,385,576)	(14,698,891)	(148,129,782)
Net increase (decrease)	(2,907,984)	$(32,619,190)	(7,931,500)	$(80,376,454)
Moderate Allocation Fund Service Class
Sold	792,600	$8,906,374	2,891,557	$28,219,448
Issued as reinvestment of dividends	—	—	11,091,265	108,694,392
Redeemed	(14,738,186)	(164,347,558)	(35,056,747)	(348,871,079)
Net increase (decrease)	(13,945,586)	$(155,441,184)	(21,073,925)	$(211,957,239)
Growth Allocation Fund Initial Class
Sold	802,933	$7,978,538	7,228,505	$61,945,426
Issued as reinvestment of dividends	—	—	5,176,208	43,790,723
Redeemed	(5,685,702)	(55,478,888)	(27,114,733)	(234,662,043)
Net increase (decrease)	(4,882,769)	$(47,500,350)	(14,710,020)	$(128,925,894)
Growth Allocation Fund Service Class
Sold	670,458	$6,579,748	2,299,902	$18,991,517
Issued as reinvestment of dividends	—	—	8,625,889	72,284,951
Redeemed	(8,861,231)	(85,874,332)	(35,274,738)	(302,967,700)
Net increase (decrease)	(8,190,773)	$(79,294,584)	(24,348,947)	$(211,691,232)
Aggressive Allocation Fund Initial Class
Sold	273,835	$3,126,183	885,937	$8,505,566
Issued as reinvestment of dividends	—	—	577,711	5,424,704
Redeemed	(460,126)	(5,282,544)	(1,830,142)	(17,693,673)
Net increase (decrease)	(186,291)	$(2,156,361)	(366,494)	$(3,763,403)
Aggressive Allocation Fund Service Class
Sold	285,905	$3,168,461	845,578	$7,539,036
Issued as reinvestment of dividends	—	—	773,688	7,141,143
Redeemed	(778,129)	(8,611,346)	(2,183,784)	(19,933,035)
Net increase (decrease)	(492,224)	$(5,442,885)	(564,518)	$(5,252,856)
MML American Funds Growth Fund Service Class I
Sold	830,768	$17,171,192	1,496,601	$24,284,167
Issued as reinvestment of dividends	—	—	1,427,742	24,143,106
Redeemed	(1,164,744)	(24,143,549)	(3,511,187)	(58,166,315)
Net increase (decrease)	(333,976)	$(6,972,357)	(586,844)	$(9,739,042)
MML American Funds International Fund Service Class I
Sold	414,199	$4,524,031	558,719	$4,875,407
Issued as reinvestment of dividends	—	—	416,412	3,830,988
Redeemed	(503,134)	(5,556,923)	(1,610,745)	(15,226,488)
Net increase (decrease)	(88,935)	$(1,032,892)	(635,614)	$(6,520,093)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
MML American Funds Core Allocation Fund Service Class I
Sold	1,109,312	$13,977,898	3,949,042	$44,985,785
Issued as reinvestment of dividends	—	—	5,879,250	66,435,525
Redeemed	(5,837,707)	(73,774,062)	(17,719,081)	(201,085,589)
Net increase (decrease)	(4,728,395)	$(59,796,164)	(7,890,789)	$(89,664,279)
Blue Chip Growth Fund Initial Class
Sold	316,357	$6,750,313	2,779,197	$45,532,429
Issued as reinvestment of dividends	—	—	1,420,003	28,187,061
Redeemed	(1,654,332)	(35,076,071)	(5,519,341)	(101,804,633)
Net increase (decrease)	(1,337,975)	$(28,325,758)	(1,320,141)	$(28,085,143)
Blue Chip Growth Fund Service Class
Sold	388,598	$7,793,493	1,261,217	$21,011,993
Issued as reinvestment of dividends	—	—	750,429	14,108,057
Redeemed	(520,612)	(10,480,836)	(1,388,225)	(23,419,396)
Net increase (decrease)	(132,014)	$(2,687,343)	623,421	$11,700,654
Equity Income Fund Initial Class
Sold	250,669	$2,944,601	6,989,618	$63,211,371
Issued as reinvestment of dividends	—	—	3,795,543	33,362,820
Redeemed	(5,118,344)	(58,272,844)	(10,757,885)	(100,563,613)
Net increase (decrease)	(4,867,675)	$(55,328,243)	27,276	$(3,989,422)
Equity Income Fund Service Class
Sold	187,890	$2,131,791	1,126,072	$9,878,222
Issued as reinvestment of dividends	—	—	800,189	6,937,635
Redeemed	(909,006)	(10,269,517)	(1,634,326)	(14,954,955)
Net increase (decrease)	(721,116)	$(8,137,726)	291,935	$1,860,902
Equity Index Fund Class I
Sold	130,049	$3,965,793	158,638	$4,484,060
Issued as reinvestment of dividends	—	—	527,748	14,127,801
Redeemed	(380,074)	(12,069,103)	(372,901)	(10,890,498)
Net increase (decrease)	(250,025)	$(8,103,310)	313,485	$7,721,363
Equity Index Fund Class II
Sold	183,713	$5,738,114	530,641	$15,968,112
Issued as reinvestment of dividends	—	—	2,073,780	55,432,137
Redeemed	(360,500)	(11,235,000)	(814,591)	(23,496,849)
Net increase (decrease)	(176,787)	$(5,496,886)	1,789,830	$47,903,400
Equity Index Fund Class III
Sold	19,274	$599,230	2,499,756	$65,345,495
Issued as reinvestment of dividends	—	—	2,724,524	72,635,801
Redeemed	(620,042)	(19,176,797)	(2,890,585)	(75,837,713)
Net increase (decrease)	(600,768)	$(18,577,567)	2,333,695	$62,143,583
Equity Index Fund Service Class I
Sold	193,578	$6,054,150	126,148	$3,336,003
Issued as reinvestment of dividends	—	—	433,716	11,098,783
Redeemed	(161,201)	(4,796,341)	(428,311)	(11,892,177)
Net increase (decrease)	32,377	$1,257,809	131,553	$2,542,609

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Focused Equity Fund Class II
Sold	480,586	$3,689,825	4,190,889	$27,557,502
Issued as reinvestment of dividends	—	—	2,281,227	15,078,907
Redeemed	(4,064,700)	(30,158,628)	(12,159,930)	(81,572,014)
Net increase (decrease)	(3,584,114)	$(26,468,803)	(5,687,814)	$(38,935,605)
Focused Equity Fund Service Class I
Sold	130,129	$922,905	573,125	$3,507,834
Issued as reinvestment of dividends	—	—	151,514	965,147
Redeemed	(184,454)	(1,344,516)	(728,168)	(4,619,674)
Net increase (decrease)	(54,325)	$(421,611)	(3,529)	$(146,693)
Foreign Fund Initial Class
Sold	223,639	$2,443,310	3,436,660	$28,902,989
Issued as reinvestment of dividends	—	—	1,988,950	17,462,978
Redeemed	(2,525,860)	(26,956,874)	(9,235,463)	(82,676,139)
Net increase (decrease)	(2,302,221)	$(24,513,564)	(3,809,853)	$(36,310,172)
Foreign Fund Service Class
Sold	19,308	$207,260	109,823	$910,682
Issued as reinvestment of dividends	—	—	62,146	543,157
Redeemed	(86,055)	(919,258)	(313,500)	(2,780,014)
Net increase (decrease)	(66,747)	$(711,998)	(141,531)	$(1,326,175)
Fundamental Equity Fund Class II
Sold	90,267	$1,052,588	6,731,333	$66,303,639
Issued as reinvestment of dividends	—	—	1,892,223	19,054,687
Redeemed	(1,831,169)	(20,966,301)	(3,737,296)	(37,875,208)
Net increase (decrease)	(1,740,902)	$(19,913,713)	4,886,260	$47,483,118
Fundamental Equity Fund Service Class I
Sold	120,302	$1,344,380	402,884	$3,900,820
Issued as reinvestment of dividends	—	—	218,573	2,117,974
Redeemed	(156,910)	(1,743,576)	(282,390)	(2,676,182)
Net increase (decrease)	(36,608)	$(399,196)	339,067	$3,342,612
Fundamental Value Fund Class II
Sold	69,341	$922,014	3,250,384	$36,451,213
Issued as reinvestment of dividends	—	—	2,523,110	25,483,413
Redeemed	(1,407,101)	(18,175,437)	(5,186,260)	(55,943,088)
Net increase (decrease)	(1,337,760)	$(17,253,423)	587,234	$5,991,538
Fundamental Value Fund Service Class I
Sold	129,810	$1,705,841	194,984	$2,016,509
Issued as reinvestment of dividends	—	—	197,440	1,948,736
Redeemed	(158,723)	(2,074,358)	(247,127)	(2,599,090)
Net increase (decrease)	(28,913)	$(368,517)	145,297	$1,366,155
Global Fund Class I
Sold	115,679	$1,711,854	2,916,187	$33,467,871
Issued as reinvestment of dividends	—	—	1,525,486	18,839,748
Redeemed	(3,234,306)	(47,694,212)	(10,498,280)	(129,249,046)
Net increase (decrease)	(3,118,627)	$(45,982,358)	(6,056,607)	$(76,941,427)
Global Fund Class II
Sold	23,170	$355,113	40,787	$499,749
Issued as reinvestment of dividends	—	—	62,431	790,380
Redeemed	(64,022)	(976,208)	(172,130)	(2,109,788)
Net increase (decrease)	(40,852)	$(621,095)	(68,912)	$(819,659)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Global Fund Service Class I
Sold	69,254	$1,027,439	191,853	$2,213,283
Issued as reinvestment of dividends	—	—	66,044	805,077
Redeemed	(96,779)	(1,404,052)	(291,522)	(3,401,566)
Net increase (decrease)	(27,525)	$(376,613)	(33,625)	$(383,206)
Growth & Income Fund Initial Class
Sold	31,769	$700,757	200,738	$3,655,539
Issued as reinvestment of dividends	—	—	420,789	7,969,735
Redeemed	(379,940)	(8,354,107)	(982,478)	(18,267,234)
Net increase (decrease)	(348,171)	$(7,653,350)	(360,951)	$(6,641,960)
Growth & Income Fund Service Class
Sold	112,026	$2,477,253	287,371	$5,182,815
Issued as reinvestment of dividends	—	—	194,674	3,654,039
Redeemed	(154,159)	(3,353,054)	(420,910)	(7,692,264)
Net increase (decrease)	(42,133)	$(875,801)	61,135	$1,144,590
Income & Growth Fund Initial Class
Sold	144,217	$1,613,595	3,767,937	$32,325,166
Issued as reinvestment of dividends	—	—	666,588	5,619,340
Redeemed	(3,477,248)	(38,104,976)	(7,882,508)	(68,896,117)
Net increase (decrease)	(3,333,031)	$(36,491,381)	(3,447,983)	$(30,951,611)
Income & Growth Fund Service Class
Sold	78,448	$877,040	338,125	$2,728,337
Issued as reinvestment of dividends	—	—	63,377	526,027
Redeemed	(220,759)	(2,401,110)	(666,759)	(5,544,723)
Net increase (decrease)	(142,311)	$(1,524,070)	(265,257)	$(2,290,359)
International Equity Fund Class II
Sold	59,681	$660,649	3,624,857	$27,988,887
Issued as reinvestment of dividends	—	—	1,219,463	9,804,482
Redeemed	(1,566,129)	(16,985,601)	(6,497,422)	(54,363,903)
Net increase (decrease)	(1,506,448)	$(16,324,952)	(1,653,102)	$(16,570,534)
International Equity Fund Service Class I
Sold	74,676	$818,782	145,131	$1,108,693
Issued as reinvestment of dividends	—	—	45,072	359,225
Redeemed	(75,448)	(812,610)	(160,921)	(1,307,043)
Net increase (decrease)	(772)	$6,172	29,282	$160,875
Large Cap Growth Fund Initial Class
Sold	72,434	$1,075,229	2,116,130	$23,524,833
Issued as reinvestment of dividends	—	—	417,709	5,597,296
Redeemed	(889,640)	(12,980,893)	(2,510,605)	(31,567,556)
Net increase (decrease)	(817,206)	$(11,905,664)	23,234	$(2,445,427)
Large Cap Growth Fund Service Class
Sold	127,961	$1,794,995	390,025	$4,445,019
Issued as reinvestment of dividends	—	—	70,613	908,084
Redeemed	(114,339)	(1,611,238)	(340,624)	(3,861,294)
Net increase (decrease)	13,622	$183,757	120,014	$1,491,809
Managed Volatility Fund Initial Class
Sold	285,650	$4,105,559	1,598,706	$20,977,612
Issued as reinvestment of dividends	—	—	119,237	1,569,290
Redeemed	(880,187)	(12,485,828)	(2,761,263)	(35,119,122)
Net increase (decrease)	(594,537)	$(8,380,269)	(1,043,320)	$(12,572,220)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Managed Volatility Fund Service Class
Sold	25,794	$363,699	251,737	$3,248,172
Issued as reinvestment of dividends	—	—	24,322	317,733
Redeemed	(186,819)	(2,642,476)	(663,028)	(8,511,098)
Net increase (decrease)	(161,025)	$(2,278,777)	(386,969)	$(4,945,193)
Mid Cap Growth Fund Initial Class
Sold	213,485	$4,037,331	3,088,309	$40,930,051
Issued as reinvestment of dividends	—	—	2,551,558	39,651,202
Redeemed	(2,894,199)	(54,718,244)	(7,274,063)	(115,568,075)
Net increase (decrease)	(2,680,714)	$(50,680,913)	(1,634,196)	$(34,986,822)
Mid Cap Growth Fund Service Class
Sold	136,685	$2,427,719	501,086	$6,860,352
Issued as reinvestment of dividends	—	—	722,637	10,615,548
Redeemed	(627,455)	(11,236,077)	(1,536,899)	(22,707,358)
Net increase (decrease)	(490,770)	$(8,808,358)	(313,176)	$(5,231,458)
Mid Cap Value Fund Initial Class
Sold	301,885	$3,623,454	5,340,333	$44,917,037
Issued as reinvestment of dividends	—	—	679,787	6,322,018
Redeemed	(3,883,187)	(45,086,436)	(9,818,772)	(93,934,795)
Net increase (decrease)	(3,581,302)	$(41,462,982)	(3,798,652)	$(42,695,740)
Mid Cap Value Fund Service Class
Sold	68,626	$811,980	578,487	$5,063,098
Issued as reinvestment of dividends	—	—	80,868	737,517
Redeemed	(420,613)	(4,817,604)	(842,575)	(7,745,062)
Net increase (decrease)	(351,987)	$(4,005,624)	(183,220)	$(1,944,447)
Small Cap Growth Equity Fund Initial Class
Sold	330,148	$5,932,813	1,383,925	$16,572,901
Issued as reinvestment of dividends	—	—	1,530,354	19,885,569
Redeemed	(1,419,453)	(25,327,026)	(4,295,245)	(60,459,390)
Net increase (decrease)	(1,089,305)	$(19,394,213)	(1,380,966)	$(24,000,920)
Small Cap Growth Equity Fund Service Class
Sold	138,091	$2,276,881	232,549	$2,762,475
Issued as reinvestment of dividends	—	—	285,059	3,402,966
Redeemed	(180,447)	(2,948,521)	(484,239)	(6,010,938)
Net increase (decrease)	(42,356)	$(671,640)	33,369	$154,503
Small Company Value Fund Class II
Sold	28,811	$499,004	338,532	$4,483,424
Issued as reinvestment of dividends	—	—	270,351	3,344,244
Redeemed	(587,455)	(9,964,161)	(1,359,262)	(17,697,727)
Net increase (decrease)	(558,644)	$(9,465,157)	(750,379)	$(9,870,059)
Small Company Value Fund Service Class I
Sold	116,477	$1,939,085	304,062	$3,526,786
Issued as reinvestment of dividends	—	—	103,607	1,232,924
Redeemed	(192,167)	(3,132,761)	(405,826)	(5,013,773)
Net increase (decrease)	(75,690)	$(1,193,676)	1,843	$(254,063)
Small/Mid Cap Value Fund Initial Class
Sold	136,598	$1,817,697	3,080,029	$24,812,916
Issued as reinvestment of dividends	—	—	984,989	8,658,051
Redeemed	(2,801,461)	(36,220,135)	(5,283,660)	(50,362,051)
Net increase (decrease)	(2,664,863)	$(34,402,438)	(1,218,642)	$(16,891,084)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Small/Mid Cap Value Fund Service Class
Sold	271,180	$3,558,057	386,463	$3,202,506
Issued as reinvestment of dividends	—	—	124,257	1,079,794
Redeemed	(285,606)	(3,619,102)	(577,178)	(5,296,163)
Net increase (decrease)	(14,426)	$(61,045)	(66,458)	$(1,013,863)
Total Return Bond Fund Class II
Sold	3,550,577	$39,457,252	6,019,322	$67,102,884
Issued as reinvestment of dividends	—	—	936,309	10,430,481
Redeemed	(2,926,812)	(32,492,391)	(13,281,923)	(147,468,872)
Net increase (decrease)	623,765	$6,964,861	(6,326,292)	$(69,935,507)
Total Return Bond Fund Service Class I
Sold	532,039	$5,831,737	2,212,987	$24,389,705
Issued as reinvestment of dividends	—	—	136,362	1,499,979
Redeemed	(534,832)	(5,835,724)	(950,279)	(10,490,576)
Net increase (decrease)	(2,793)	$(3,987)	1,399,070	$15,399,108

6.	Federal Income Tax Information

At June 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$359,527,843	$52,709,044	$(488,147)	$52,220,897
Balanced Allocation Fund	415,527,139	69,998,025	(463,920)	69,534,105
Moderate Allocation Fund	1,573,166,115	271,536,847	(763,074)	270,773,773
Growth Allocation Fund	1,022,627,012	217,941,866	(605,638)	217,336,228
Aggressive Allocation Fund	140,982,971	30,612,382	(47,562)	30,564,820
MML American Funds Growth Fund	192,292,027	90,727,448	—	90,727,448
MML American Funds International Fund	48,823,599	13,946,281	—	13,946,281
MML American Funds Core Allocation Fund	804,601,154	152,724,422	—	152,724,422
Blue Chip Growth Fund	282,612,131	286,841,822	(767,250)	286,074,572
Equity Income Fund	337,905,876	128,791,928	(3,210,354)	125,581,574
Equity Index Fund	359,486,027	370,436,161	(10,718,361)	359,717,800
Focused Equity Fund	237,066,680	59,809,712	—	59,809,712
Foreign Fund	239,866,483	48,151,890	(9,711,390)	38,440,500
Fundamental Equity Fund	140,696,865	48,928,584	(572,120)	48,356,464
Fundamental Value Fund	160,512,563	56,762,220	(300,076)	56,462,144
Global Fund	287,837,480	112,232,161	(3,404,146)	108,828,015
Growth & Income Fund	87,443,735	84,305,197	(461,124)	83,844,073
Income & Growth Fund	203,778,104	76,319,858	(549,431)	75,770,427
International Equity Fund	137,671,863	38,713,656	(4,928,105)	33,785,551
Large Cap Growth Fund	77,007,932	72,809,854	(352,246)	72,457,608
Managed Volatility Fund	80,067,898	67,321,924	(2,637,890)	64,684,034
Mid Cap Growth Fund	373,130,624	181,540,211	(6,622,589)	174,917,622
Mid Cap Value Fund	339,590,384	75,463,734	(2,303,174)	73,160,560
Small Cap Growth Equity Fund	166,015,277	46,647,469	(5,877,727)	40,769,742
Small Company Value Fund	64,908,221	33,117,578	(1,324,993)	31,792,585
Small/Mid Cap Value Fund	147,731,648	51,712,230	(416,046)	51,296,184
Total Return Bond Fund	394,551,802	9,787,612	(1,196,570)	8,591,042

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At December 31, 2020, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Foreign Fund	$3,796,996	$2,617,174
Fundamental Value Fund	2,594,735	—
Income & Growth Fund	5,902,034	4,441,172
International Equity Fund	—	9,630,995
Managed Volatility Fund	2,517,847	—
Small/Mid Cap Value Fund	—	5,296,826

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2020, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$10,451,222	$11,859,755
Balanced Allocation Fund	12,332,889	17,545,214
Moderate Allocation Fund	43,751,364	89,362,012
Growth Allocation Fund	28,093,261	87,982,413
Aggressive Allocation Fund	2,214,208	10,351,639
MML American Funds Growth Fund	1,556,780	22,586,326
MML American Funds International Fund	585,682	3,245,306
MML American Funds Core Allocation Fund	16,119,849	50,315,676
Blue Chip Growth Fund	—	42,295,118
Equity Income Fund	11,325,031	28,975,424
Equity Index Fund	12,122,939	141,171,583
Focused Equity Fund	6,643,227	9,400,827
Foreign Fund	8,258,161	9,747,974
Fundamental Equity Fund	2,072,887	19,099,774
Fundamental Value Fund	2,611,480	24,820,669
Global Fund	4,629,338	15,805,867
Growth & Income Fund	1,210,155	10,413,619
Income & Growth Fund	6,073,988	71,379
International Equity Fund	7,760,880	2,402,827
Large Cap Growth Fund	490,579	6,014,801
Managed Volatility Fund	1,887,023	—
Mid Cap Growth Fund	1,921,875	48,344,875

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain
Mid Cap Value Fund	$7,059,535	$—
Small Cap Growth Equity Fund	4,430,669	18,857,866
Small Company Value Fund	504,882	4,072,286
Small/Mid Cap Value Fund	2,285,693	7,452,152
Total Return Bond Fund	11,930,460	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2020:

Amount
Conservative Allocation Fund	$54,413
Balanced Allocation Fund	76,667
Moderate Allocation Fund	398,967
Growth Allocation Fund	356,836
Aggressive Allocation Fund	44,712
MML American Funds International Fund	56,855
MML American Funds Core Allocation Fund	113,264
Foreign Fund	554,838
Global Fund	351,642
International Equity Fund	223,631

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2020, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$4,128,921	$11,819,541	$(37,996)	$22,050,525
Balanced Allocation Fund	5,190,216	14,035,146	(46,655)	27,910,056
Moderate Allocation Fund	21,093,264	66,099,506	(172,441)	90,726,016
Growth Allocation Fund	17,316,130	51,905,814	(142,145)	94,314,530
Aggressive Allocation Fund	1,925,003	6,785,610	(9,834)	9,567,597
MML American Funds Growth Fund	—	15,195,896	(8,962)	101,191,839
MML American Funds International Fund	78,134	899,793	(4,793)	11,706,936
MML American Funds Core Allocation Fund	12,436,584	22,679,169	(65,540)	104,182,898
Blue Chip Growth Fund	—	59,439,657	(34,723)	270,444,221
Equity Income Fund	10,277,015	7,884,209	(55,936)	82,097,701
Equity Index Fund	10,841,879	30,554,408	(72,421)	285,979,795
Focused Equity Fund	5,336,488	15,300,442	(6,968)	46,393,196
Foreign Fund	6,600,890	(6,414,170)	(40,903)	20,736,399
Fundamental Equity Fund	4,821,103	14,477,399	(13,196)	33,813,175
Fundamental Value Fund	3,297,998	(2,594,735)	(18,520)	31,188,166
Global Fund	3,476,455	34,229,859	(15,855)	90,055,250

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Growth & Income Fund	$1,357,958	$9,151,446	$(18,690)	$68,521,504
Income & Growth Fund	4,619,830	(10,343,206)	(24,482)	40,486,592
International Equity Fund	1,068,813	(9,630,995)	(10,719)	12,604,914
Large Cap Growth Fund	1,300,620	16,591,265	(16,027)	60,525,772
Managed Volatility Fund	1,373,709	(2,517,847)	(32,064)	52,237,993
Mid Cap Growth Fund	12,556,137	86,004,692	(41,887)	176,818,250
Mid Cap Value Fund	5,076,599	8,396,925	(51,183)	50,895,748
Small Cap Growth Equity Fund	14,816,699	17,261,333	(31,534)	61,965,079
Small Company Value Fund	498,749	5,704,596	(9,935)	24,694,697
Small/Mid Cap Value Fund	1,982,686	(5,296,826)	(24,843)	30,086,336
Total Return Bond Fund	20,691,367	3,692,900	(32,407)	11,966,866

The Funds did not have any unrecognized tax benefits at June 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2021, was as follows:

	Beginning Value as of 12/31/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/21	Number of Shares Held as of 6/30/21
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$14,523,195	$481,021	$(2,251,363)	$1,101,722	$545,128	$14,399,703	$624,445
MML Dynamic Bond Fund, Class II	51,438,140	2,856,162	(8,681,598)	(473,947)	379,293	45,518,050	4,364,147
MML Equity Income Fund, Initial Class	15,873,210	420,030	(2,965,934)	2,640,819	30,616	15,998,741	1,314,605
MML Equity Index Fund, Class III	1,143,136	14,638	(68,150)	172,601	(3,971)	1,258,254	37,695
MML Focused Equity Fund, Class II	20,745,777	645,699	(3,021,806)	1,293,683	532,792	20,196,145	2,540,396
MML Foreign Fund, Initial Class	9,067,960	239,196	(1,122,329)	818,415	128,732	9,131,974	821,960
MML Fundamental Equity Fund, Class II	12,639,315	450,526	(2,108,649)	1,747,701	146,817	12,875,710	1,032,535
MML Fundamental Value Fund, Class II	14,566,940	390,753	(1,828,122)	3,125,477	(192,489)	16,062,559	1,141,618
MML Global Fund, Class I	24,168,175	637,774	(7,988,027)	1,014,271	1,691,352	19,523,545	1,249,907
MML High Yield Fund, Class II	11,095,663	373,724	(1,742,932)	500,949	96,169	10,323,573	965,722
MML Income & Growth Fund, Initial Class	14,266,629	390,754	(2,828,122)	2,503,127	19,041	14,351,429	1,199,952
MML Inflation-Protected and Income Fund, Initial Class	15,412,231	6,664,399	(3,105,260)	130,651	295,393	19,397,414	1,662,161
MML International Equity Fund, Class II	8,991,953	239,197	(2,122,330)	899,979	290,359	8,299,158	732,494
MML Large Cap Growth Fund, Initial Class	5,285,349	209,812	(984,249)	346,993	301,829	5,159,734	324,716
MML Managed Bond Fund, Initial Class	87,736,037	7,783,827	(13,032,444)	(625,087)	1,009,569	82,871,902	6,065,077
MML Mid Cap Growth Fund, Initial Class	16,135,206	451,746	(4,110,703)	716,469	633,172	13,825,890	698,630
MML Mid Cap Value Fund, Initial Class	12,735,775	342,773	(3,601,556)	1,542,086	184,061	11,203,139	913,051
MML Short-Duration Bond Fund, Class II	22,617,852	1,747,447	(3,497,949)	391,828	50,962	21,310,140	2,122,524
MML Small Cap Growth Equity Fund, Initial Class	2,178,261	55,706	(1,261,085)	(137,920)	291,196	1,126,158	62,011
MML Small Company Value Fund, Class II	4,340,411	103,687	(986,016)	587,385	108,724	4,154,191	233,776
MML Small/Mid Cap Value Fund, Initial Class	3,244,058	108,971	(509,137)	781,829	47,799	3,673,520	264,854

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/21	Number of Shares Held as of 6/30/21
MML Strategic Emerging Markets Fund, Class II	$1,693,550	$132,900	$(622,090)	$(42,408)	$151,483	$1,313,435	85,012
MML Total Return Bond Fund, Class II	46,820,774	7,547,216	(7,251,265)	(943,363)	404,622	46,577,984	4,177,398
	$416,719,597	$32,287,958	$(75,691,116)	$18,093,260	$7,142,649	$398,552,348
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$20,103,133	$215,353	$(1,619,915)	$2,058,436	$311,418	$21,068,425	913,635
MML Dynamic Bond Fund, Class II	51,242,951	1,601,574	(4,523,204)	(272,018)	197,752	48,247,055	4,625,796
MML Equity Income Fund, Initial Class	19,732,438	188,570	(3,918,451)	3,524,892	(68,244)	19,459,205	1,598,949
MML Equity Index Fund, Class III	1,336,100	6,195	(46,446)	201,837	(2,328)	1,495,358	44,798
MML Focused Equity Fund, Class II	23,748,002	289,324	(2,176,164)	1,766,273	409,162	24,036,597	3,023,471
MML Foreign Fund, Initial Class	13,131,475	107,179	(807,444)	1,332,378	70,870	13,834,458	1,245,226
MML Fundamental Equity Fund, Class II	21,792,289	201,870	(1,518,507)	3,567,314	(141,138)	23,901,828	1,916,746
MML Fundamental Value Fund, Class II	15,919,466	175,088	(1,316,715)	3,417,458	(150,022)	18,045,275	1,282,536
MML Global Fund, Class I	24,710,785	285,772	(2,150,935)	2,425,711	393,021	25,664,354	1,643,044
MML High Yield Fund, Class II	10,768,622	120,315	(903,056)	639,439	(37,851)	10,587,469	990,409
MML Income & Growth Fund, Initial Class	18,645,312	175,088	(3,816,715)	3,695,507	(456,981)	18,242,211	1,525,269
MML Inflation-Protected and Income Fund, Initial Class	18,812,862	2,213,893	(1,607,566)	271,069	169,115	19,859,373	1,701,746
MML International Equity Fund, Class II	14,847,222	107,178	(1,807,443)	2,018,575	(21,391)	15,144,141	1,336,641
MML Large Cap Growth Fund, Initial Class	9,638,916	94,194	(709,520)	1,072,583	188,217	10,284,390	647,224
MML Managed Bond Fund, Initial Class	82,061,179	4,902,361	(6,788,610)	(64,770)	464,285	80,574,445	5,896,935
MML Mid Cap Growth Fund, Initial Class	20,620,370	202,417	(3,521,005)	1,221,184	561,162	19,084,128	964,332
MML Mid Cap Value Fund, Initial Class	15,418,476	153,771	(2,155,471)	2,311,459	(23,132)	15,705,103	1,279,960
MML Short-Duration Bond Fund, Class II	22,478,652	1,240,630	(1,809,952)	433,874	18,531	22,361,735	2,227,264
MML Small Cap Growth Equity Fund, Initial Class	2,762,553	24,777	(1,186,557)	17,059	180,570	1,798,402	99,027
MML Small Company Value Fund, Class II	5,166,538	46,642	(851,151)	726,227	112,267	5,200,523	292,657
MML Small/Mid Cap Value Fund, Initial Class	4,693,880	48,646	(865,536)	1,091,662	72,802	5,041,454	363,479
MML Strategic Emerging Markets Fund, Class II	4,588,539	59,550	(447,969)	205,333	109,696	4,515,149	292,243
MML Total Return Bond Fund, Class II	40,767,188	11,501,312	(3,773,996)	(652,759)	196,395	48,038,140	4,308,353
	$462,986,948	$23,961,699	$(48,322,328)	$31,008,723	$2,554,176	$472,189,218
Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$94,388,094	$30,385	$(9,661,957)	$7,543,928	$3,355,713	$95,656,163	4,148,142
MML Dynamic Bond Fund, Class II	161,160,094	4,056,302	(17,883,895)	(1,053,905)	783,999	147,062,595	14,099,961
MML Equity Income Fund, Initial Class	92,563,076	26,583	(20,453,102)	15,807,935	(283,788)	87,660,704	7,203,016
MML Equity Index Fund, Class III	6,017,045	792	(250,363)	905,626	(13,000)	6,660,100	199,524
MML Focused Equity Fund, Class II	131,574,012	40,812	(12,975,894)	9,411,732	2,418,279	130,468,941	16,411,188
MML Foreign Fund, Initial Class	60,787,748	18,083	(5,757,741)	6,473,439	(82,499)	61,439,030	5,530,066
MML Fundamental Equity Fund, Class II	67,427,147	28,510	(9,065,941)	10,228,037	(47,937)	68,569,816	5,498,782
MML Fundamental Value Fund, Class II	79,501,429	24,709	(7,853,600)	16,145,294	(30,130)	87,787,702	6,239,353
MML Global Fund, Class I	163,206,767	50,626	(22,093,224)	13,667,120	4,456,203	159,287,492	10,197,663
MML High Yield Fund, Class II	11,381,039	11,284	(3,576,094)	360,276	180,958	8,357,463	781,802
MML Income & Growth Fund, Initial Class	86,720,575	24,709	(19,353,599)	16,876,135	(1,565,881)	82,701,939	6,914,878
MML Inflation-Protected and Income Fund, Initial Class	57,467,089	4,019,842	(6,298,141)	622,552	623,667	56,435,009	4,835,905
MML International Equity Fund, Class II	68,668,354	18,083	(5,757,741)	8,593,502	438,995	71,961,193	6,351,385
MML Large Cap Growth Fund, Initial Class	36,950,861	13,332	(4,249,645)	3,295,451	1,374,548	37,384,547	2,352,709
MML Managed Bond Fund, Initial Class	248,114,832	29,084,378	(26,827,690)	(638,448)	2,006,737	251,739,809	18,423,872
MML Mid Cap Growth Fund, Initial Class	99,395,822	30,728	(17,749,832)	4,342,784	4,174,885	90,194,387	4,557,574
MML Mid Cap Value Fund, Initial Class	73,357,395	23,389	(10,421,212)	10,034,015	980,409	73,973,996	6,028,851
MML Short-Duration Bond Fund, Class II	63,967,558	8,022,323	(7,094,923)	1,216,761	101,747	66,213,466	6,594,967
MML Small Cap Growth Equity Fund, Initial Class	15,783,975	4,409	(4,902,052)	45,717	1,119,023	12,051,072	663,581
MML Small Company Value Fund, Class II	28,244,770	8,264	(5,627,553)	3,698,479	680,545	27,004,505	1,519,668
MML Small/Mid Cap Value Fund, Initial Class	24,487,015	7,365	(8,836,921)	5,453,729	417,969	21,529,157	1,552,210
MML Strategic Emerging Markets Fund, Class II	37,729,701	10,847	(3,445,143)	1,859,272	729,822	36,884,499	2,387,346
MML Total Return Bond Fund, Class II	145,610,062	12,046,952	(14,944,851)	(2,299,585)	612,340	141,024,918	12,647,975
	$1,854,504,460	$57,602,707	$(245,081,114)	$132,589,846	$22,432,604	$1,822,048,503

Notes to Financial Statements (Unaudited) (Continued)

	Beginning Value as of 12/31/20	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 6/30/21	Number of Shares Held as of 6/30/21
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$78,190,367	$143,012	$(8,016,307)	$6,434,954	$2,514,385	$79,266,411	3,437,399
MML Dynamic Bond Fund, Class II	50,064,332	11,131,988	(7,396,681)	(260,293)	267,691	53,807,037	5,158,872
MML Equity Income Fund, Initial Class	65,755,752	125,353	(7,026,446)	12,126,532	(649,140)	70,332,051	5,779,133
MML Equity Index Fund, Class III	4,633,126	4,352	(243,430)	695,804	(16,084)	5,073,768	152,000
MML Focused Equity Fund, Class II	87,342,224	192,258	(10,776,144)	5,848,302	1,725,225	84,331,865	10,607,782
MML Foreign Fund, Initial Class	48,879,787	85,183	(4,777,296)	5,263,683	(177,609)	49,273,748	4,435,081
MML Fundamental Equity Fund, Class II	51,022,131	134,183	(7,521,385)	7,272,047	259,723	51,166,699	4,103,184
MML Fundamental Value Fund, Class II	60,073,693	116,151	(6,509,521)	12,631,083	(631,925)	65,679,481	4,668,051
MML Global Fund, Class I	125,885,274	238,487	(13,366,389)	11,298,494	2,585,125	126,640,991	8,107,618
MML High Yield Fund, Class II	15,808,819	32,488	(1,818,133)	785,517	67,540	14,876,231	1,391,602
MML Income & Growth Fund, Initial Class	64,283,172	116,152	(7,509,521)	12,864,135	(1,069,328)	68,684,610	5,742,860
MML Inflation-Protected and Income Fund, Initial Class	44,880,535	7,098,450	(5,510,580)	447,888	583,906	47,500,199	4,070,283
MML International Equity Fund, Class II	58,194,605	85,184	(5,777,298)	6,432,482	1,078,335	60,013,308	5,296,850
MML Large Cap Growth Fund, Initial Class	28,332,218	62,552	(3,509,621)	2,432,620	1,081,001	28,398,770	1,787,210
MML Managed Bond Fund, Initial Class	96,784,702	9,197,949	(11,097,602)	(373,447)	874,779	95,386,381	6,980,964
MML Mid Cap Growth Fund, Initial Class	78,559,893	144,877	(11,114,101)	4,299,932	2,485,730	74,376,331	3,758,278
MML Mid Cap Value Fund, Initial Class	60,644,129	110,181	(6,170,871)	8,597,574	567,937	63,748,950	5,195,513
MML Short-Duration Bond Fund, Class II	30,809,899	2,059,070	(3,310,374)	563,726	48,293	30,170,614	3,005,041
MML Small Cap Growth Equity Fund, Initial Class	15,218,246	21,017	(3,678,077)	(116,626)	1,129,656	12,574,216	692,388
MML Small Company Value Fund, Class II	24,360,872	38,675	(2,167,966)	3,735,385	155,852	26,122,818	1,470,052
MML Small/Mid Cap Value Fund, Initial Class	18,613,216	34,820	(1,950,170)	4,461,814	309,760	21,469,440	1,547,905
MML Strategic Emerging Markets Fund, Class II	43,324,154	51,102	(4,863,046)	887,786	2,151,332	41,551,328	2,689,406
MML Total Return Bond Fund, Class II	53,213,516	4,110,132	(6,177,277)	(1,061,871)	409,325	50,493,825	4,528,594
	$1,204,874,662	$35,333,616	$(140,288,236)	$105,267,521	$15,751,509	$1,220,939,072
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	$10,659,456	$247,228	$(797,762)	$1,021,743	$258,821	$11,389,486	493,907
MML Dynamic Bond Fund, Class II	1,654,114	82,458	(266,049)	(15,198)	12,081	1,467,406	140,691
MML Equity Income Fund, Initial Class	9,192,613	216,299	(697,955)	1,645,377	22,128	10,378,462	852,791
MML Equity Index Fund, Class III	707,628	7,789	(25,097)	103,857	2,357	796,534	23,863
MML Focused Equity Fund, Class II	13,467,469	2,332,235	(1,072,025)	1,086,419	213,801	16,027,899	2,016,088
MML Foreign Fund, Initial Class	7,391,632	154,559	(498,852)	797,365	(3,183)	7,841,521	705,807
MML Fundamental Equity Fund, Class II	7,768,366	231,873	(748,217)	1,302,784	(79,362)	8,475,444	679,667
MML Fundamental Value Fund, Class II	8,867,900	200,942	(648,336)	1,830,583	11,872	10,262,961	729,422
MML Global Fund, Class I	18,603,602	432,606	(1,395,752)	1,911,710	245,805	19,797,971	1,267,476
MML High Yield Fund, Class II	1,639,153	36,648	(118,116)	84,621	8,615	1,650,921	154,436
MML Income & Growth Fund, Initial Class	9,667,461	200,942	(648,337)	1,840,948	27,367	11,088,381	927,122
MML Inflation-Protected and Income Fund, Initial Class	2,987,771	1,077,877	(251,046)	56,661	22,804	3,894,067	333,682
MML International Equity Fund, Class II	8,978,900	154,557	(1,498,852)	867,444	259,493	8,761,542	773,305
MML Large Cap Growth Fund, Initial Class	3,686,508	108,148	(349,187)	368,886	115,276	3,929,631	247,302
MML Managed Bond Fund, Initial Class	3,721,575	123,687	(399,173)	(21,562)	37,280	3,461,807	253,356
MML Mid Cap Growth Fund, Initial Class	12,042,658	278,160	(897,019)	897,796	197,878	12,519,473	632,616
MML Mid Cap Value Fund, Initial Class	7,949,498	211,400	(681,734)	1,162,059	81,883	8,723,106	710,930
MML Short-Duration Bond Fund, Class II	2,647,731	32,067	(103,484)	52,615	690	2,629,619	261,914
MML Small Cap Growth Equity Fund, Initial Class	2,346,361	43,170	(139,272)	142,843	37,143	2,430,245	133,819
MML Small Company Value Fund, Class II	3,725,508	80,333	(259,163)	571,575	39,026	4,157,279	233,949
MML Small/Mid Cap Value Fund, Initial Class	2,413,919	66,757	(215,285)	606,830	32,322	2,904,543	209,412
MML Strategic Emerging Markets Fund, Class II	9,381,571	123,664	(2,398,794)	(412,909)	981,657	7,675,189	496,776
MML Total Return Bond Fund, Class II	1,432,622	4,068,715	(221,831)	(8,073)	15,188	5,286,621	474,136
	$150,934,016	$10,512,114	$(14,331,338)	$15,894,374	$2,540,942	$165,550,108

Notes to Financial Statements (Unaudited) (Continued)

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity, or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance, and may increase costs related to a fund’s use of derivatives.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

Notes to Financial Statements (Unaudited) (Continued)

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, these actions were transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 16, 2021, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2020 through December 31, 2020. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2021, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreements with Metropolitan West Asset Management, LLC (“MetWest”) and T. Rowe Price Associates, Inc. (T. Rowe Price”) for each of the Total Return Bond Fund and Blue Chip Growth Fund, respectively, intended to lower the fees payable under those agreements. In arriving at their decision, the Trustees discussed the fees payable to MetWest and T. Rowe Price by MML Advisers under the amended subadvisory agreements and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected levels of profitability due to the amended subadvisory agreements are not excessive and the subadvisory fee amounts under the amended subadvisory agreements are fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.

Other Information (Unaudited) (Continued)

Prior to the votes being taken to approve the amendments to the subadvisory agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The amended subadvisory agreements became effective on May 1, 2021.

At their meetings in May and June 2021, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, MML American Funds Core Allocation Fund, Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Equity Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, International Equity Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Equity Fund, Small Company Value Fund, Small/Mid Cap Value Fund, and Total Return Bond Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2020. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

Other Information (Unaudited) (Continued)

The Committee considered that the total net expense ratios for the Equity Index Fund, Global Fund, Managed Volatility Fund, Foreign Fund, Small/Mid Cap Value Fund, Mid Cap Growth Fund, Fundamental Value Fund, Fundamental Equity Fund, Conservative Allocation Fund, Moderate Allocation Fund, MML American Funds Growth Fund, Large Cap Growth Fund, Growth & Income Fund, Income & Growth Fund, Focused Equity Fund, and Total Return Bond Fund were within the top three comparative quintiles of their peer groups. Of those Funds, all had net advisory fees at or below the medians of their peers, or in the top three comparative quintiles, except the Foreign Fund, Income & Growth Fund, and Focused Equity Fund, the levels of whose net advisory fees the Committee did not consider to be inconsistent with the advisory agreements’ continuation, in light of the Funds’ generally acceptable total net expense ratios and investment performance over time. The Committee considered MML Advisers’ statement, as to the Foreign Fund and Income & Growth Fund, that the advisory arrangements for those Funds require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fees above the rates that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and the MML Series Investment Fund II. The Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee would be less than the applicable peer group median.

In the case of the International Equity Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Core Allocation Fund, and MML American Funds International Fund, the Committee noted that the Funds’ net advisory fees were at or below the medians of their peers, although their total net expense ratios were higher than the sixtieth comparative percentiles of their peer groups. The Committee considered that the levels of the Funds’ net advisory fees, and other factors cited by MML Advisers, as applicable, including recent and/or long-term investment performance and/or MML Advisers’ high level conviction in the Fund’s subadviser, favored continuation of the Funds’ advisory agreements.

The Committee noted that the Small Company Value Fund, Blue Chip Growth Fund, Equity Income Fund, Mid Cap Value Fund, and Small Cap Growth Equity had both total net expense ratios and net advisory fees above the sixtieth comparative percentile of their peers (with the exception of the Small Company Value Fund, which had a net advisory fee at the sixtieth comparative percentile of its peers). In each case except the Small Company Value Fund and Equity Income Fund, the Committee considered that the Fund had achieved three-year performance in the top three comparative quintiles relative to its category (and in the case of the Mid Cap Value Fund and Small Cap Growth Equity Fund, in the top half), notwithstanding the relatively high net advisory fees and total net expenses paid by the Funds. In the case of the Small Company Value Fund, MML Advisers noted that the Fund’s net advisory fee was within two basis points of the Fund’s peer group median. As to the Blue Chip Growth Fund, Equity Income Fund, Mid Cap Value Fund, and Small Cap Growth Equity Fund, the Committee considered MML Advisers’ statement that, if the net advisory fees for those Funds were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee would be less than, or within what MML Advisers considers an acceptable margin of, the applicable peer group median. In each case, the Committee determined that the Fund’s net advisory fee did not appear unreasonable in light of the information presented.

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the Equity Index Fund, Global Fund, Managed Volatility Fund, Foreign Fund, Small/Mid Cap Value Fund, Fundamental Equity Fund, Blue Chip Growth Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, Focused Equity Fund, Total Return Bond Fund, Mid Cap Value Fund, and Small Cap Growth Equity Fund had each achieved three-year investment performance above the medians of their performance categories, or in the top three comparative quintiles of their performance categories. In addition, the Committee considered that the Fundamental Value Fund and Income & Growth Fund experienced three-year investment performance outside the top three comparative quintiles of their performance categories, but experienced improved performance for the one-year period, in the case of the Income & Growth Fund, above the median of its performance category and, in the case of the Fundamental Value Fund, in the third comparative quintile.

Other Information (Unaudited) (Continued)

The Committee considered that the Mid Cap Growth Fund, Large Cap Growth Fund, and Growth & Income Fund had each experienced one- and three-year performance below the sixtieth comparative percentiles of their performance categories. The Committee considered MML Advisers’ statement that a contributor to each Fund’s underperformance was a relatively low exposure to high-growth stocks during the recent high growth-oriented equity markets, and MML Advisers’ confidence in each Fund’s investment strategy and subadviser(s) over the long term. As to the Mid Cap Growth Fund, the Committee also noted that a new subadviser was added to the Fund in the past year, which MML Advisers believes should lead to improving performance.

The Committee considered that, although the International Equity Fund had experienced performance below the top three comparative quintiles of its performance category, the Fund’s near-term results, following the end of the calendar year, have improved. The Committee considered MML Advisers’ statement that the Fund had underperformed significantly at the beginning of the pandemic, but performance had recovered since then.

The Committee considered that the Small Company Value Fund had experienced performance for the one- and three-year periods in the 75th and 66th comparative percentiles, respectively. The Committee considered MML Advisers’ statement that the Fund ranks in the top half of its category for the trailing five-year period, notwithstanding the Fund’s value style, which has been disadvantaged in recent periods.

The Committee considered MML Advisers’ statement that, although the Equity Income Fund had experienced performance for the one- and three-year periods in the 66th and 67th comparative percentiles, respectively, the Fund ranks in the top half of its category for the trailing five-year period. The Committee also considered that the Fund ranked in the top half against the category median for three of the last five calendar years and MML Advisers’ high degree of confidence in the Fund’s portfolio management.

The Committee considered MML Advisers’ statement that, although the MML American Funds International Fund had experienced underperformance against its category for all periods, the Fund ranked in the top half against the category median for three of the last five calendar years. The Committee also considered MML Advisers’ statement that, in addition to unfavorable stock selection in recent periods, the Fund’s performance had been affected by the subadviser’s relatively conservative style relative to peers.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Also at their meeting in June 2021, the Trustees, including the Independent Trustees, approved a new subadvisory agreement with Thompson, Siegel & Walmsley LLC (“TSW”) for the Foreign Fund (the “Fund” and the “June Subadvisory Agreement”) due to an expected change in control, whereby Pendal Group Ltd. (“Pendal”) will acquire 100% equity interest in TSW through its acquisition of BrightSphere Investment Group Inc.’s (“BrightSphere”) and TSW employees’ equity interests in TSW. The acquisition by Pendal of BrightSphere’s and TSW employees’ equity interests in TSW will trigger the automatic assignment of the current subadvisory agreement, necessitating the need for the June Subadvisory Agreement, which is substantially identical to the current subadvisory agreement. The Trustees considered the nature of the transaction and that the transaction would not result in any change in the investment strategies or portfolio management team of the Fund, or in the fees or expenses of the Fund. In addition, the Trustees considered the statements of Pendal and TSW that the change in control was not expected to have any material impact on TSW or the services it provides to the Fund, including the personnel providing services to the Fund.

Prior to the votes being taken to approve the June Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The June Subadvisory Agreement became effective on July 22, 2021.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2021

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2021:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2021.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.13%	$1,061.90	$0.66	$1,024.10	$0.65
Service Class	1,000	0.38%	1,060.70	1.94	1,022.90	1.91
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,072.70	0.62	1,024.20	0.60
Service Class	1,000	0.37%	1,070.50	1.90	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.12%	1,085.80	0.62	1,024.20	0.60
Service Class	1,000	0.37%	1,085.00	1.91	1,023.00	1.86
Growth Allocation Fund
Initial Class	1,000	0.12%	1,104.50	0.63	1,024.20	0.60
Service Class	1,000	0.37%	1,102.30	1.93	1,023.00	1.86
Aggressive Allocation Fund
Initial Class	1,000	0.15%	1,120.00	0.79	1,024.10	0.75
Service Class	1,000	0.40%	1,118.40	2.10	1,022.80	2.01

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
MML American Funds Growth Fund
Service Class I**	$1,000	1.03%	$1,126.90	$5.43	$1,019.70	$5.16
MML American Funds International Fund
Service Class I**	1,000	1.28%	1,043.40	6.49	1,018.40	6.41
MML American Funds Core Allocation Fund
Service Class I	1,000	0.68%	1,079.80	3.51	1,021.40	3.41
Blue Chip Growth Fund
Initial Class	1,000	0.77%	1,124.30	4.06	1,021.00	3.86
Service Class	1,000	1.02%	1,123.20	5.37	1,019.70	5.11
Equity Income Fund
Initial Class	1,000	0.76%	1,183.90	4.12	1,021.00	3.81
Service Class	1,000	1.01%	1,182.40	5.47	1,019.80	5.06
Equity Index Fund
Class I	1,000	0.43%	1,150.30	2.29	1,022.70	2.16
Class II	1,000	0.28%	1,151.20	1.49	1,023.40	1.40
Class III	1,000	0.13%	1,151.80	0.69	1,024.10	0.65
Service Class I	1,000	0.68%	1,148.80	3.62	1,021.40	3.41
Focused Equity Fund
Class II	1,000	0.88%	1,096.60	4.57	1,020.40	4.41
Service Class I	1,000	1.13%	1,094.60	5.87	1,019.20	5.66
Foreign Fund
Initial Class	1,000	0.91%	1,108.80	4.76	1,020.30	4.56
Service Class	1,000	1.16%	1,108.50	6.06	1,019.00	5.81
Fundamental Equity Fund
Class II	1,000	0.80%	1,162.20	4.29	1,020.80	4.01
Service Class I	1,000	1.05%	1,161.00	5.63	1,019.60	5.26
Fundamental Value Fund
Class II	1,000	0.78%	1,210.80	4.28	1,020.90	3.91
Service Class I	1,000	1.03%	1,209.70	5.64	1,019.70	5.16
Global Fund
Class I	1,000	0.80%	1,118.90	4.20	1,020.80	4.01
Class II	1,000	0.80%	1,119.50	4.20	1,020.80	4.01
Service Class I	1,000	1.05%	1,117.70	5.51	1,019.60	5.26
Growth & Income Fund
Initial Class	1,000	0.56%	1,161.20	3.00	1,022.00	2.81
Service Class	1,000	0.81%	1,159.90	4.34	1,020.80	4.06
Income & Growth Fund
Initial Class	1,000	0.69%	1,196.00	3.76	1,021.40	3.46
Service Class	1,000	0.94%	1,194.10	5.11	1,020.10	4.71
International Equity Fund
Class II	1,000	1.00%	1,135.30	5.29	1,019.80	5.01
Service Class I	1,000	1.25%	1,133.60	6.61	1,018.60	6.26
Large Cap Growth Fund
Initial Class	1,000	0.71%	1,136.60	3.76	1,021.30	3.56
Service Class	1,000	0.96%	1,135.00	5.08	1,020.00	4.81
Managed Volatility Fund
Initial Class	1,000	1.02%	1,073.40	5.24	1,019.70	5.11
Service Class	1,000	1.27%	1,072.00	6.52	1,018.50	6.36

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Mid Cap Growth Fund
Initial Class	$1,000	0.81%	$1,093.40	$4.20	$1,020.80	$4.06
Service Class	1,000	1.06%	1,092.50	5.50	1,019.50	5.31
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,158.60	4.71	1,020.40	4.41
Service Class	1,000	1.13%	1,157.00	6.04	1,019.20	5.66
Small Cap Growth Equity Fund
Initial Class	1,000	1.07%	1,077.00	5.51	1,019.50	5.36
Service Class	1,000	1.32%	1,075.70	6.79	1,018.20	6.61
Small Company Value Fund
Class II	1,000	1.00%	1,165.20	5.37	1,019.80	5.01
Service Class I	1,000	1.25%	1,163.70	6.71	1,018.60	6.26
Small/Mid Cap Value Fund
Initial Class	1,000	0.81%	1,267.80	4.55	1,020.80	4.06
Service Class	1,000	1.06%	1,267.80	5.96	1,019.50	5.31
Total Return Bond Fund
Class II	1,000	0.62%	988.50	3.06	1,021.70	3.11
Service Class I	1,000	0.87%	986.50	4.29	1,020.50	4.36

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2021, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2021 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-50633-00

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2021

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

66	Washington Mutual Investors Fund

71	Capital World Growth and Income Fund®

80	Growth-Income Fund

86	International Growth and Income Fund

90	Capital Income Builder®

104	Asset Allocation Fund

134	Global Balanced Fund

147	The Bond Fund of America®

169	Capital World Bond Fund®

191	American High-Income Trust®

210	American Funds Mortgage Fund®

217	Ultra-Short Bond Fund

219	U.S. Government Securities Fund®

227	Managed Risk Growth Fund

229	Managed Risk International Fund

231	Managed Risk Washington Mutual Investors Fund

233	Managed Risk Growth-Income Fund

235	Managed Risk Asset Allocation Fund

237	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.24
Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index[1]		15.43	54.07	14.13	9.90	8.67
Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	6.19
New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	6.07
Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	8.64
Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.22
Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	9.20
Capital Income Builder	5/1/14	9.85	22.58	7.22	—	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[3]		7.98	26.29	11.27	—	8.26
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	—	10.10
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	—	3.34
Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		8.28	23.02	11.89	10.39	8.92
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	5.81
Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	2.00
The Bond Fund of America	1/2/96	–0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	4.99
Capital World Bond Fund	10/4/06	–3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	3.61
American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[4]		3.61	15.34	7.47	6.65	N/A
American Funds Mortgage Fund	5/2/11	–0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed Securities Index[4]		–0.77	–0.42	2.27	2.64	2.72
Ultra-Short Bond Fund	2/8/84	–0.18	–0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term Government/Corporate Index[4]		0.11	0.25	1.47	0.90	N/A
U.S. Government Securities Fund	12/2/85	–1.31	–0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index[4]		–1.79	–2.01	2.25	2.72	6.07

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		10.54	21.82	11.49	10.17
Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		6.70	18.87	6.94	3.87
Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index — Moderate[7]		8.97	19.02	10.48	9.33
Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index — Moderate[7]		8.97	19.02	10.48	9.33
Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index — Moderate Conservative[7]		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series board. Visit capitalgroup.com/afis for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
Class 2	11.60	39.87	19.67	13.53	11.01	0.81
Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
Class 2	10.72	48.51	17.74	10.49	10.51	0.99
Class 4	10.56	48.18	17.44	10.22	10.23	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
Class 2	12.87	53.34	25.52	17.58	13.74	0.61
Class 3	12.91	53.43	25.61	17.67	13.82	0.54
Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
Class 2	4.61	34.46	11.99	6.69	8.15	0.80
Class 3	4.67	34.52	12.07	6.77	8.23	0.73
Class 4	4.47	34.11	11.72	6.45	7.89	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021†

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

*	Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund’s investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund’s registration statement as of November 1, 2021.

10	American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Gross expense ratio

Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
Class 2	14.14	34.61	16.27	13.74	11.48	0.55
Class 3	14.19	34.72	16.35	13.82	11.56	0.48
Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
Class 2	7.02	33.74	9.18	5.78	9.02	0.93
Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
Class 2	9.72	22.42	6.97	5.43	0.78	0.53
Class 4	9.60	22.03	6.70	5.08	1.03	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
Class 2	10.06	25.75	11.72	10.40	8.68	0.55
Class 3	10.14	25.85	11.81	10.47	8.76	0.48
Class 4	9.97	25.47	11.45	10.16	8.42	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
Class 2	5.98	20.41	9.83	7.29	6.91	0.97
Class 4	5.82	20.13	9.57	7.15	6.75	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on  a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	–3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

Commercial paper	54.7%
Bonds & notes of governments & government agencies outside the U.S.	18.7
U.S. Treasury bills	15.2
Federal agency bills & notes	9.1
Other assets less liabilities	2.3
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
Class P2	7.53	30.94	18.02	12.52	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 92.05%	Shares	Value (000)
Information technology 31.05%
ASML Holding NV	560,592	$385,140
ASML Holding NV (New York registered) (ADR)	303,400	209,601
Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
Microsoft Corp.	1,902,900	515,496
PayPal Holdings, Inc.[1]	846,600	246,767
Adyen NV1	61,500	150,259
Broadcom, Inc.	233,350	111,271
Adobe, Inc.[1]	135,000	79,061
Applied Materials, Inc.	520,137	74,068
PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
Zendesk, Inc.[1]	419,500	60,551
Samsung Electronics Co., Ltd.	785,100	56,260
EPAM Systems, Inc.[1]	105,240	53,773
Amphenol Corp., Class A	747,000	51,102
Hexagon AB, Class B	3,136,000	46,464
Fiserv, Inc.[1]	419,103	44,798
Keyence Corp.	72,300	36,490
DocuSign, Inc.[1]	106,750	29,844
Advanced Micro Devices, Inc.[1]	301,500	28,320
Mastercard, Inc., Class A	67,500	24,644
Visa, Inc., Class A	70,197	16,413
TeamViewer AG1	428,000	16,098
Network International Holdings PLC[1]	3,173,000	16,051
Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	14,933
Worldline SA, non-registered shares[1]	152,800	14,303
Jack Henry & Associates, Inc.	69,400	11,348
		2,901,017

Consumer discretionary 18.31%
Amazon.com, Inc.[1]	144,050	495,555
Chipotle Mexican Grill, Inc.[1]	130,000	201,544
LVMH Moët Hennessy-Louis Vuitton SE	158,900	124,599
Domino’s Pizza, Inc.	230,200	107,386
Floor & Decor Holdings, Inc., Class A1	914,698	96,684
Ocado Group PLC[1]	2,881,000	79,825
Renault SA1	1,688,781	68,254
NIKE, Inc., Class B	383,100	59,185
Booking Holdings, Inc.[1]	24,600	53,827
Coupang, Inc., Class A1,2	906,542	37,912
Naspers, Ltd., Class N	169,130	35,510
Prosus NV	347,800	34,011
MercadoLibre, Inc.[1]	21,200	33,025
Xpeng, Inc., Class A (ADR)[1]	671,711	29,837
Home Depot, Inc.	92,275	29,426
Stellantis NV	1,327,055	26,027
Sony Group Corp.	243,000	23,656
Entain PLC[1]	887,000	21,417
IDP Education, Ltd.	1,119,000	20,594
MGM China Holdings, Ltd.[1]	12,708,000	19,248
EssilorLuxottica	102,335	18,886
Evolution AB	114,500	18,094
Wynn Macau, Ltd.[1]	10,510,400	16,542
Moncler SpA	217,370	14,707
Melco Resorts & Entertainment, Ltd. (ADR)[1]	835,000	13,836
JD Health International, Inc.[1]	893,550	12,809
Marriott International, Inc., Class A1	74,000	10,102
THG PLC[1]	1,026,870	8,665
		1,711,163

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 11.76%
DexCom, Inc.[1]	253,000	$108,031
UnitedHealth Group, Inc.	259,600	103,954
Mettler-Toledo International, Inc.[1]	65,000	90,047
AstraZeneca PLC	674,300	80,991
NovoCure, Ltd.[1]	340,000	75,419
Cigna Corp.	316,600	75,056
Pfizer, Inc.	1,699,000	66,533
Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
Regeneron Pharmaceuticals, Inc.[1]	95,036	53,081
Merck & Co., Inc.	620,000	48,217
Tandem Diabetes Care, Inc.[1]	379,084	36,923
Silk Road Medical, Inc.[1]	702,000	33,598
Danaher Corp.	110,000	29,520
Humana Inc.	55,000	24,350
Zoetis, Inc., Class A	130,000	24,227
Bayer AG	363,860	22,094
Catalent, Inc.[1]	200,000	21,624
Eli Lilly and Company	92,000	21,116
Zai Lab, Ltd. (ADR)[1]	95,400	16,885
Olympus Corp.	796,800	15,836
bioMérieux SA	135,000	15,687
Novartis AG	165,600	15,092
Rede D’Or Sao Luiz SA	1,073,663	14,901
Sanofi	135,000	14,144
Teladoc Health, Inc.[1]	79,000	13,137
Vertex Pharmaceuticals, Inc.[1]	49,500	9,981
Coloplast A/S, Class B	55,750	9,148
Organon & Co.[1]	62,000	1,876
Viatris, Inc.	110,678	1,582
		1,098,520

Communication services 9.69%
Alphabet, Inc., Class A1	95,500	233,191
Alphabet, Inc., Class C1	63,852	160,033
Facebook, Inc., Class A1	710,030	246,885
Tencent Holdings, Ltd.	2,028,000	152,538
Bilibili, Inc., Class Z1	284,200	34,993
Sea, Ltd., Class A (ADR)[1]	95,851	26,321
Altice USA, Inc., Class A1	751,200	25,646
Kuaishou Technology, Class B1,3,4	571,000	13,180
Kuaishou Technology, Class B1	900	22
Bumble, Inc., Class A1	217,500	12,528
		905,337

Financials 8.84%
AIA Group, Ltd.	12,499,500	155,352
Tradeweb Markets, Inc., Class A	1,685,360	142,514
Kotak Mahindra Bank, Ltd.[1]	3,018,964	69,284
JPMorgan Chase & Co.	438,700	68,235
Allfunds Group PLC[1]	2,890,300	50,304
AXA SA	1,692,893	42,927
Citigroup, Inc.	497,600	35,205
Prudential PLC	1,773,082	33,688
Société Générale	1,011,450	29,815
Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
BlackRock, Inc.	26,500	23,187
HDFC Life Insurance Company, Ltd.	2,064,553	19,062
QBE Insurance Group, Ltd.	2,132,000	17,252
Willis Towers Watson PLC	73,000	16,792
CME Group, Inc., Class A	76,437	16,257
Bank of America Corp.	385,000	15,874
FinecoBank SpA[1]	893,000	15,565

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Macquarie Group, Ltd.	101,500	$11,907
Banco Santander, SA	2,946,020	11,247
Lufax Holding, Ltd. (ADR)[1,2]	966,000	10,916
Sberbank of Russia PJSC (ADR)	645,500	10,719
		825,606

Consumer staples 5.51%
British American Tobacco PLC	2,585,800	100,154
Philip Morris International, Inc.	919,500	91,132
Kweichow Moutai Co., Ltd., Class A	269,957	85,928
Altria Group, Inc.	1,248,500	59,529
Keurig Dr Pepper, Inc.	1,624,000	57,230
Nestlé SA	313,500	39,040
Walgreens Boots Alliance, Inc.	657,651	34,599
Associated British Foods PLC	595,000	18,239
Costco Wholesale Corp.	42,170	16,685
Mondelez International, Inc.	192,000	11,988
		514,524

Industrials 3.49%
DSV Panalpina A/S	201,000	46,875
Airbus SE, non-registered shares[1]	327,000	42,047
MTU Aero Engines AG	167,000	41,366
Alliance Global Group, Inc.	156,400,700	32,552
GT Capital Holdings, Inc.	2,454,611	30,522
NIBE Industrier AB, Class B	2,740,000	28,821
Safran SA	164,000	22,737
Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
Nidec Corp.	149,100	17,280
General Electric Co.	1,260,000	16,960
SMC Corp.	22,500	13,296
Boeing Company[1]	51,300	12,289
		326,389

Materials 1.76%
Sherwin-Williams Company	461,700	125,790
Shin-Etsu Chemical Co., Ltd.	119,500	19,986
Koninklijke DSM NV	101,700	18,981
		164,757

Energy 1.10%
Reliance Industries, Ltd.	1,623,617	46,104
Reliance Industries, Ltd., interim shares	106,956	2,139
Gazprom PJSC (ADR)	4,173,000	31,807
LUKOIL Oil Co. PJSC (ADR)	246,300	22,812
		102,862

Real estate 0.36%
Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
ESR Cayman, Ltd.[1]	4,100,000	13,835
		34,101

Utilities 0.18%
Ørsted AS	121,736	17,082

Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%
Health care 2.01%
Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656

30	American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.90%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,289,000	$84,358

Total preferred securities (cost: $70,623,000)		272,014

Short-term securities 5.64%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5,6]	4,867,535	486,754

Money market investments purchased with collateral from securities on loan 0.43%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	22,129,193	22,129
Capital Group Central Cash Fund 0.04%[5,6,7]	178,892	17,888
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	117,498	118
		40,135

Total short-term securities (cost: $526,921,000)		526,889
Total investment securities 100.60% (cost: $4,680,685,000)		9,400,261
Other assets less liabilities (0.60)%		(56,287)

Net assets 100.00%		$9,343,974

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5]	$125,696	$966,146		$605,039	$(1)	$(48)	$486,754	$103
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%[5,7]	—	17,888	[8]				17,888	—	[9]
Total short-term securities							504,642
Total 5.40%					$(1)	$(48)	$504,642	$103

American Funds Insurance Series	31

Global Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2021.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 93.45%	Shares	Value (000)
Information technology 22.87%
Cree, Inc.[1]	1,166,056	$114,192
Ceridian HCM Holding, Inc.[1]	647,135	62,073
PAR Technology Corp.[1,2]	842,082	58,895
Net One Systems Co., Ltd.	1,616,556	53,330
BE Semiconductor Industries NV	610,276	51,769
Silergy Corp.	275,740	37,507
Kingdee International Software Group Co., Ltd.[1]	10,717,074	36,371
Qorvo, Inc.[1]	181,818	35,573
Unimicron Technology Corp.	6,678,300	30,920
Olo, Inc., Class A1	820,670	30,685
Bentley Systems, Inc., Class B2	455,043	29,478
OneConnect Financial Technology Co., Ltd. (ADR)[1]	2,401,585	28,867
Avast PLC	4,160,243	28,187
eMemory Technology, Inc.[1]	573,000	27,455
Appfolio, Inc., Class A1	193,616	27,338
Asana, Inc., Class A1,2	430,100	26,679
Nordic Semiconductor ASA[1]	992,291	25,147
SUMCO Corp.	999,000	24,504
Smartsheet, Inc., Class A1	337,600	24,415
MACOM Technology Solutions Holdings, Inc.[1]	380,000	24,350
Avalara, Inc.[1]	149,119	24,127
Pegasystems, Inc.	169,591	23,605
SimCorp AS	187,352	23,517
LEM Holding SA1	9,570	20,066
Euronet Worldwide, Inc.[1]	140,000	18,949
Tanla Platforms, Ltd.[1]	1,677,291	18,046
SHIFT, Inc.[1]	114,800	17,784
Silicon Laboratories, Inc.[1]	115,900	17,762
Globant SA1	81,000	17,753
Rapid7, Inc.[1]	182,297	17,251
Keywords Studios PLC[1]	440,000	15,155
ON Semiconductor Corp.[1]	395,000	15,121
Anaplan, Inc.[1]	272,133	14,505
Marvell Technology, Inc.	221,217	12,903
Aspen Technology, Inc.[1]	93,100	12,805
Network International Holdings PLC[1]	2,494,284	12,618
Cognex Corp.	136,300	11,456
GlobalWafers Co., Ltd.	311,000	10,258
Computer Services, Inc.	163,500	9,197
Megaport, Ltd.[1]	650,000	8,984
INFICON Holding AG	7,397	8,554
SINBON Electronics Co., Ltd.[1]	857,000	8,428
MongoDB, Inc., Class A1	23,300	8,423
DoubleVerify Holdings, Inc.[1]	188,100	7,964
Extreme Networks, Inc.[1]	678,378	7,571
ALTEN SA, non-registered shares	53,608	7,107
Okta, Inc., Class A1	25,463	6,230
Appier Group, Inc.[1,2]	422,700	6,008
BigCommerce Holdings, Inc., Series 1[1]	90,000	5,843
Pexip Holding ASA[1]	627,882	5,608
Alkami Technology, Inc.[1]	156,207	5,572
Bechtle AG, non-registered shares	24,781	4,603
Lightspeed POS, Inc., subordinate voting shares[1]	54,730	4,576
Linklogis, Inc., Class B1,2	1,634,615	3,672
Appen, Ltd.	269,793	2,752
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,418
		1,193,926

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 19.30%
Insulet Corp.[1]	524,329	$143,934
CanSino Biologics, Inc., Class H1	1,984,600	105,463
Notre Dame Intermédica Participações SA	3,012,035	51,432
Health Catalyst, Inc.[1,2]	922,700	51,219
Applied Molecular Transport, Inc.[1,2]	1,071,152	48,995
Cortexyme, Inc.[1]	689,544	36,546
Integra LifeSciences Holdings Corp.[1]	530,900	36,229
Globus Medical, Inc., Class A1	447,600	34,702
Ocumension Therapeutics[1,2]	9,650,966	33,934
Mani, Inc.	1,459,254	33,442
Max Healthcare Institute, Ltd.[1]	9,064,851	31,037
Allakos, Inc.[1]	354,275	30,244
AddLife AB, Class B	982,427	30,191
PRA Health Sciences, Inc.[1]	180,222	29,774
New Frontier Health Corp., Class A1	2,324,870	25,969
Haemonetics Corp.[1]	376,300	25,077
Kronos Bio, Inc.[1]	1,006,990	24,117
GVS SpA	1,350,919	22,122
Nevro Corp.[1]	131,205	21,752
CONMED Corp.	148,708	20,437
Ultragenyx Pharmaceutical, Inc.[1]	189,727	18,090
CompuGroup Medical SE & Co. KGaA	205,520	16,096
Amplifon SpA	311,536	15,382
Guardant Health, Inc.[1]	119,227	14,807
New Horizon Health, Ltd.[1]	1,270,844	12,963
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
Ambu AS, Class B, non-registered shares	266,155	10,232
Medincell SA1,2	809,800	8,959
Arjo AB, Class B	765,000	7,884
BioMarin Pharmaceutical, Inc.[1]	92,000	7,677
Alignment Healthcare, Inc.[1]	322,800	7,544
iRhythm Technologies, Inc.[1]	113,527	7,533
Bachem Holding AG, Class B	10,977	6,501
Encompass Health Corp.	79,000	6,164
Nordhealth AS, Class A1	1,279,999	5,679
Angelalign Technology, Inc.[1]	102,000	5,263
Antares Vision SpA[1]	281,100	3,900
Madrigal Pharmaceuticals, Inc.[1]	38,000	3,702
Innovage Holding Corp.[1]	52,579	1,120
NMC Health PLC[1,3,4]	219,652	3
		1,007,572

Consumer discretionary 17.78%
Lands’ End, Inc.[1,7]	2,100,000	86,205
Wyndham Hotels & Resorts, Inc.	768,069	55,524
Shop Apotheke Europe NV, non-registered shares[1]	255,264	47,944
Mattel, Inc.[1]	2,100,069	42,211
Thor Industries, Inc.	369,500	41,754
Coursera, Inc.[1,3,6]	975,534	35,119
Coursera, Inc.[1,2]	111,000	4,391
Five Below, Inc.[1]	199,700	38,596
YETI Holdings, Inc.[1]	410,595	37,701
Entain PLC[1]	1,513,050	36,533
Helen of Troy, Ltd.[1]	160,000	36,499
Everi Holdings, Inc.[1]	1,419,053	35,391
Evolution AB	182,215	28,795
Skechers USA, Inc., Class A1	550,000	27,407
Tube Investments of India, Ltd.	1,627,714	25,591
Tongcheng-Elong Holdings, Ltd.[1]	10,084,800	25,250
zooplus AG, non-registered shares[1]	63,253	20,491
SSP Group PLC[1]	5,542,395	20,424
Inchcape PLC	1,871,000	19,890

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Kindred Group PLC (SDR)	1,150,611	$18,036
Scientific Games Corp.[1]	223,732	17,326
Arco Platform, Ltd., Class A1	538,725	16,517
Asbury Automotive Group, Inc.[1]	87,582	15,009
Melco International Development, Ltd.[1]	7,826,000	14,373
Basic-Fit NV1,2	329,911	14,106
Just Eat Takeaway (EUR denominated)[1]	150,679	13,913
B2W - Cia. Digital, ordinary nominative shares[1]	1,010,093	13,456
Desenio Group AB1	1,222,785	12,716
Musti Group Oyj	327,550	12,126
Leslie’s, Inc.[1]	420,664	11,564
Bright Horizons Family Solutions, Inc.[1]	74,300	10,930
Cie. Plastic Omnium SA	308,912	9,648
Purple Innovation, Inc., Class A1	347,200	9,170
Cairn Homes PLC[1]	6,829,200	8,644
Golden Entertainment, Inc.[1]	179,300	8,033
Zhongsheng Group Holdings, Ltd.	938,500	7,808
Thule Group AB	155,900	6,911
Elior Group SA1	882,500	6,593
frontdoor, inc.[1]	131,200	6,536
TopBuild Corp.[1]	32,600	6,448
Sonans Gruppen AS1	802,602	5,127
Dalata Hotel Group PLC[1]	800,000	3,740
IDP Education, Ltd.	180,966	3,331
DESCENTE, Ltd.[1]	106,700	2,973
Countryside Properties PLC[1]	405,700	2,652
OneSpaWorld Holdings, Ltd.[1]	245,538	2,379
Leifheit AG, non-registered shares	36,773	2,045
China Zenix Auto International, Ltd. (ADR)[1]	385,648	127
		927,953

Industrials 15.26%
Nihon M&A Center, Inc.	2,077,284	53,870
International Container Terminal Services, Inc.	14,412,500	48,332
IMCD NV	276,065	43,897
Boyd Group Services, Inc.	235,355	42,829
Meggitt PLC[1]	6,500,850	41,474
Stericycle, Inc.[1]	560,931	40,134
Visional, Inc.[1]	599,900	32,939
Instalco AB	730,713	30,311
Interpump Group SpA	447,000	26,470
Fasadgruppen Group AB	1,566,704	23,396
Shoals Technologies Group, Inc., Class A1	607,450	21,564
Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
Diploma PLC	487,000	19,563
Nolato AB, Class B	1,851,000	18,211
Alfen NV1	193,371	18,056
Wizz Air Holdings PLC[1]	273,883	17,689
Melrose Industries PLC	7,236,000	15,525
VAT Group AG	45,815	15,231
Cleanaway Waste Management, Ltd.	7,580,970	15,009
Centre Testing International Group Co., Ltd.	2,985,669	14,731
Carel Industries SpA	583,425	14,009
Vicor Corp., Class A1	131,328	13,887
Avon Rubber PLC	383,500	13,878
Marel hf.	1,971,482	13,833
Woodward, Inc.	105,000	12,902
Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
Cargotec Corp., Class B, non-registered shares	233,700	12,082
DL E&C Co., Ltd.[1]	87,568	11,042
MDA, Ltd.[1]	823,400	10,794
Montrose Environmental Group, Inc.[1]	190,800	10,238

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ACV Auctions, Inc., Class A1	362,033	$9,279
Addtech AB, Class B	497,200	8,250
IAA, Inc.[1]	141,750	7,731
Atlas Corp.	500,000	7,125
Cummins India, Ltd.	550,000	6,656
Japan Airport Terminal Co., Ltd.	138,500	6,221
CAE, Inc.[1]	200,000	6,160
Kajaria Ceramics, Ltd.	450,000	5,933
Rumo SA1	1,518,920	5,848
Froy ASA[1]	873,400	5,828
Imperial Logistics, Ltd.	1,643,000	5,456
Sitowise Group PLC[1]	512,300	5,188
LIXIL Corp.	196,500	5,082
Granite Construction, Inc.	120,892	5,021
BELIMO Holding AG	10,460	4,782
Nitto Boseki Co., Ltd.[2]	132,500	4,091
Howden Joinery Group PLC	357,556	4,039
ITM Power PLC[1,2]	508,527	3,203
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	135,800	2,609
The AZEK Co., Inc., Class A1	54,400	2,310
Matson, Inc.	8,674	555
		796,800

Financials 7.83%
Janus Henderson Group PLC	1,367,400	53,069
Marqeta, Inc., Class B1,3,6	1,859,092	48,010
Trupanion, Inc.[1]	393,869	45,334
Star Health & Allied Insurance Co., Ltd.[1,3,4,5]	6,037,336	39,715
Live Oak Bancshares, Inc.	579,250	34,176
Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
East West Bancorp, Inc.	287,300	20,597
Independent Bank Group, Inc.	274,100	20,278
Stifel Financial Corp.	271,050	17,580
South State Corp.	213,300	17,439
Aavas Financiers, Ltd.[1]	336,227	12,269
IIFL Wealth Management, Ltd.	677,558	10,614
Indian Energy Exchange, Ltd.	2,000,000	10,094
Multi Commodity Exchange of India, Ltd.[1]	417,000	8,536
Capitec Bank Holdings, Ltd.	66,400	7,842
IIFL Finance Ltd.	1,459,000	4,994
SiriusPoint, Ltd.[1]	492,500	4,959
PT Bank Rakyat Indonesia Agroniaga Tbk[1]	4,530,100	608
		408,579

Consumer staples 2.60%
Freshpet, Inc.[1]	300,695	49,001
Grocery Outlet Holding Corp.[1]	911,400	31,589
Monde Nissin Corp.[1]	76,219,800	25,794
AAK AB	452,024	10,131
Hilton Food Group PLC	586,277	8,872
Total Produce PLC	1,292,800	4,047
Vector Group, Ltd.	209,704	2,965
Raia Drogasil SA, ordinary nominative shares	445,000	2,211
Zur Rose Group AG1	3,131	1,200
		135,810

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 2.46%
Nanofilm Technologies International, Ltd.[1]	8,615,000	$35,172
Navin Fluorine International, Ltd.	425,000	21,437
PI Industries, Ltd.	537,999	21,065
Lundin Mining Corp.	1,930,004	17,407
MMG Ltd.[1]	18,704,000	8,239
Vidrala, SA, non-registered shares	67,694	8,091
ACC, Ltd.	230,000	6,234
SK Materials Co., Ltd.	16,400	5,128
LANXESS AG	54,500	3,737
Arkema SA	15,200	1,907
		128,417

Communication services 2.01%
Skillz Inc., Class A1,2	1,119,741	24,321
Bandwidth, Inc., Class A1	112,900	15,571
Trustpilot AS1	2,573,727	12,155
DouYu International Holdings, Ltd. (ADR)[1]	1,435,368	9,818
Boat Rocker Media, Inc.[1]	1,676,496	9,454
Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
Square Enix Holdings Co., Ltd.	143,200	7,102
New York Times Co., Class A	135,000	5,879
JCDecaux SA1	180,313	4,999
Capcom Co., Ltd.	148,714	4,350
Kamakura Shinsho, Ltd.	255,100	2,310
Zee Entertainment Enterprises, Ltd.	1,815	5
		104,814

Utilities 1.50%
ENN Energy Holdings, Ltd.	3,249,700	61,861
AC Energy Corp.	69,716,400	11,782
Neoenergia SA	1,288,255	4,499
		78,142

Real estate 1.16%
Altus Group, Ltd.	436,402	20,225
Embassy Office Parks REIT	3,656,800	17,238
JHSF Participações SA	8,620,906	12,601
Macrotech Developers, Ltd.[1]	582,697	5,359
Mindspace Business Parks REIT	1,250,000	4,755
Mitre Realty Empreendimentos e Participações SA	264,200	633
		60,811

Energy 0.68%
Pioneer Natural Resources Company	114,558	18,618
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
Aegis Logistics, Ltd.[1]	649,070	3,003
NuVista Energy, Ltd.[1]	98,325	316
Helmerich & Payne, Inc.	7,700	251
		35,580

Total common stocks (cost: $2,629,196,000)		4,878,404

Preferred securities 1.88%
Information technology 1.30%
Avidxchange, Inc., Series F, preferred shares[1,3,4,5]	492,864	30,439
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	14,176
Gitlab Inc., Series E, preferred shares[1,3,4,5]	297,916	12,092
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	602
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	573
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	384

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	$187
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	159
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	88
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	71
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	4,518
		68,037

Industrials 0.42%
Azul SA, preferred nominative shares (ADR)[1]	800,316	21,129
Azul SA, preferred nominative shares[1]	109,500	966
		22,095

Health care 0.16%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	8,231

Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%
Information technology 0.48%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	24,840

Consumer staples 0.06%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,6]	345,000	3,333

Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[7,8]	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	41,322,097	41,322
Capital Group Central Cash Fund 0.04%[7,8,9]	334,046	33,405
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	219,407	219
		74,946

Total short-term securities (cost: $288,962,000)		288,958
Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898
Other assets less liabilities (1.41)%		(73,486)

Net assets 100.00%		$5,220,412

38	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 1.65%
Consumer discretionary 1.65%
Lands’ End, Inc.[1]	$45,297	$—		$—	$—	$40,908	$86,205	$—
Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	—	13,601		1,215	(321)	(2,611)	—	—
Total common stocks							86,205
Short-term securities 4.74%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[8]	15,136	1,131,389		932,465	(41)	(7)	214,012	68
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%[8,9]	—	33,405	[11]				33,405	—	[12]
Total short-term securities							247,417
Total 6.39%					$(362)	$38,290	$333,622	$68

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 6/30/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$39,715	.76%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	30,439	.58
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	14,176	.27
Venture Global LNG, Inc., Series C	5/1/2015	8,280	13,392	.26
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	12,092	.23
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	8,231	.16
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.09
Yotpo, Ltd.	3/16/2021	1,418	1,418	.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	602	.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	573	.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	384	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	187	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	159	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	88	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	71	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,518	.09
Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 97.01%	Shares	Value (000)
Information technology 22.38%
Microsoft Corp.	8,314,185	$2,252,313
Broadcom, Inc.	1,758,306	838,431
ASML Holding NV	635,000	436,260
ASML Holding NV (New York registered) (ADR)	352,484	243,510
Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
RingCentral, Inc., Class A1	1,458,037	423,676
PayPal Holdings, Inc.[1]	1,319,600	384,637
Shopify, Inc., Class A, subordinate voting shares[1]	223,900	327,113
Visa, Inc., Class A	1,325,853	310,011
Apple, Inc.	1,750,027	239,684
MicroStrategy, Inc., Class A1,2	335,914	223,215
Mastercard, Inc., Class A	567,662	207,248
FleetCor Technologies, Inc.[1]	717,832	183,808
Cree, Inc.[1]	1,851,070	181,275
Advanced Micro Devices, Inc.[1]	1,816,000	170,577
MongoDB, Inc., Class A1	456,053	164,872
Square, Inc., Class A1	642,243	156,579
Applied Materials, Inc.	1,074,888	153,064
Keyence Corp.	300,900	151,865
Fidelity National Information Services, Inc.	884,718	125,338
Micron Technology, Inc.[1]	1,447,335	122,995
ServiceNow, Inc.[1]	221,680	121,824
Tyler Technologies, Inc.[1]	263,200	119,064
Ceridian HCM Holding, Inc.[1]	1,229,000	117,886
Bill.Com Holdings, Inc.[1]	631,909	115,753
VeriSign, Inc.[1]	399,943	91,063
HubSpot, Inc.[1]	130,000	75,754
Samsung Electronics Co., Ltd.	1,003,000	71,875
Trimble, Inc.[1]	840,920	68,812
Intel Corp.	1,136,000	63,775
Cloudflare, Inc., Class A1	600,000	63,504
ON Semiconductor Corp.[1]	1,622,519	62,110
Elastic NV, non-registered shares[1]	379,422	55,305
Qualtrics International, Inc., Class A1	1,396,101	53,401
NetApp, Inc.	527,540	43,163
Genpact, Ltd.	933,000	42,386
Zendesk, Inc.[1]	293,000	42,292
Adobe, Inc.[1]	69,034	40,429
Flex, Ltd.[1]	2,234,300	39,927
MKS Instruments, Inc.	217,800	38,757
SK hynix, Inc.	330,800	37,452
Enphase Energy, Inc.[1]	193,323	35,500
Okta, Inc., Class A1	142,366	34,834
Concentrix Corp.[1]	188,487	30,309
EPAM Systems, Inc.[1]	52,839	26,999
Fiserv, Inc.[1]	247,500	26,455
Lam Research Corp.	40,617	26,429
Motorola Solutions, Inc.	109,000	23,637
Alteryx, Inc., Class A1	261,518	22,496
Jack Henry & Associates, Inc.	137,000	22,401
GoDaddy Inc., Class A1	213,800	18,592
Smartsheet, Inc., Class A1	238,281	17,232
Keysight Technologies, Inc.[1]	102,000	15,750
Amadeus IT Group SA, Class A, non-registered shares[1]	196,096	13,793
TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	12,320
SentinelOne, Inc., Class A1	218,400	9,282
Stripe, Inc., Class B1,3,4,5	168,598	6,765
Kulicke and Soffa Industries, Inc.	107,460	6,577
		9,492,152

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 20.43%
Facebook, Inc., Class A1	9,740,387	$3,386,830
Netflix, Inc.[1]	3,177,003	1,678,125
Alphabet, Inc., Class C1	479,158	1,200,923
Alphabet, Inc., Class A1	118,216	288,659
Snap, Inc., Class A1	8,109,000	552,547
Charter Communications, Inc., Class A1	688,110	496,437
Activision Blizzard, Inc.	4,642,429	443,074
Comcast Corp., Class A	3,772,563	215,112
T-Mobile US, Inc.[1]	1,333,440	193,122
Zillow Group, Inc., Class C, nonvoting shares[1]	509,000	62,210
Zillow Group, Inc., Class A1	245,000	30,020
Live Nation Entertainment, Inc.[1]	517,000	45,284
Pinterest, Inc., Class A1	521,333	41,159
Bumble, Inc., Class A1	334,537	19,269
Iridium Communications, Inc.[1]	245,040	9,799
Match Group, Inc.[1]	13,602	2,193
		8,664,763

Consumer discretionary 17.50%
Tesla, Inc.[1]	4,564,000	3,102,151
Amazon.com, Inc.[1]	298,383	1,026,485
Dollar General Corp.	2,467,686	533,983
Home Depot, Inc.	1,045,000	333,240
LVMH Moët Hennessy-Louis Vuitton SE	330,000	258,765
Domino’s Pizza, Inc.	433,000	201,990
Toll Brothers, Inc.	3,280,000	189,617
Hermès International	97,299	141,735
Booking Holdings, Inc.[1]	64,759	141,698
Airbnb, Inc., Class A1	897,564	137,453
Burlington Stores, Inc.[1]	340,061	109,496
Royal Caribbean Cruises, Ltd.[1]	1,272,346	108,506
Caesars Entertainment, Inc.[1]	957,985	99,391
Chipotle Mexican Grill, Inc.[1]	57,300	88,834
YETI Holdings, Inc.[1]	940,000	86,311
Floor & Decor Holdings, Inc., Class A1	769,300	81,315
NIKE, Inc., Class B	480,400	74,217
NVR, Inc.[1]	12,830	63,807
Darden Restaurants, Inc.	433,876	63,342
Aramark	1,395,000	51,964
Etsy, Inc.[1]	202,000	41,580
LGI Homes, Inc.[1]	248,150	40,185
Westwing Group AG, non-registered shares[1]	707,000	38,680
Norwegian Cruise Line Holdings, Ltd.[1]	1,182,996	34,792
Flutter Entertainment PLC[1]	187,791	34,002
Wynn Resorts, Ltd.[1]	276,822	33,855
Hilton Worldwide Holdings, Inc.[1]	257,834	31,100
Evolution AB	196,122	30,992
adidas AG	75,097	27,952
Cie. Financière Richemont SA, Class A	219,805	26,595
lululemon athletica, inc.[1]	70,000	25,548
Carvana Co., Class A1	68,400	20,644
Marriott International, Inc., Class A1	128,000	17,475
Dollar Tree Stores, Inc.[1]	172,468	17,161
YUM! Brands, Inc.	129,700	14,919
Aptiv PLC[1]	94,400	14,852
EssilorLuxottica	69,400	12,808
Wayfair Inc., Class A1	39,800	12,565
Pool Corp.	26,203	12,018
D.R. Horton, Inc.	131,644	11,897
Peloton Interactive, Inc., Class A1	87,000	10,790

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Las Vegas Sands Corp.[1]	201,200	$10,601
Arrival Group[1]	449,469	7,043
Helen of Troy, Ltd.[1]	8,020	1,830
		7,424,184

Health care 12.61%
UnitedHealth Group, Inc.	1,935,186	774,926
Intuitive Surgical, Inc.[1]	774,000	711,801
Regeneron Pharmaceuticals, Inc.[1]	930,500	519,721
NovoCure, Ltd.[1]	2,204,210	488,938
Centene Corp.[1]	4,864,730	354,785
Thermo Fisher Scientific, Inc.	674,500	340,265
Vertex Pharmaceuticals, Inc.[1]	1,228,131	247,628
Moderna, Inc.[1]	750,000	176,235
Insulet Corp.[1]	582,500	159,902
Teladoc Health, Inc.[1]	893,500	148,580
Seagen, Inc.[1]	790,810	124,853
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,012,086	98,253
Exact Sciences Corp.[1]	610,000	75,829
Abbott Laboratories	643,963	74,655
Vir Biotechnology, Inc.[1]	1,555,475	73,543
Oak Street Health, Inc.[1]	1,161,702	68,041
DexCom, Inc.[1]	158,238	67,568
Danaher Corp.	235,935	63,315
Gilead Sciences, Inc.	899,185	61,918
Edwards Lifesciences Corp.[1]	569,100	58,942
CRISPR Therapeutics AG1	353,184	57,177
Cigna Corp.	203,470	48,237
Guardant Health, Inc.[1]	361,003	44,833
Verily Life Sciences LLC[1,3,4,5]	300,178	44,823
Catalent, Inc.[1]	385,000	41,626
Eli Lilly and Company	169,500	38,904
Galapagos NV1	527,552	36,582
QIAGEN NV1	664,342	32,141
AstraZeneca PLC	256,500	30,809
Molina Healthcare, Inc.[1]	96,799	24,496
Mettler-Toledo International, Inc.[1]	16,900	23,412
Pacific Biosciences of California, Inc.[1]	619,579	21,667
Humana Inc.	46,800	20,719
Neurocrine Biosciences, Inc.[1]	203,800	19,834
R1 RCM, Inc.[1]	888,000	19,749
Syneos Health, Inc., Class A1	210,000	18,793
Chemed Corp.	37,667	17,873
Zimmer Biomet Holdings, Inc.	108,400	17,433
Pfizer, Inc.	427,314	16,734
Allogene Therapeutics, Inc.[1]	504,466	13,156
Allakos, Inc.[1]	151,733	12,953
Novavax, Inc.[1]	37,000	7,855
Cortexyme, Inc.[1]	145,600	7,717
Ultragenyx Pharmaceutical, Inc.[1]	67,100	6,398
TG Therapeutics, Inc.[1]	155,200	6,020
Incyte Corp.[1]	70,900	5,965
Adaptive Biotechnologies Corp.[1]	141,048	5,763
Agios Pharmaceuticals, Inc.[1]	95,882	5,284
Global Blood Therapeutics, Inc.[1]	125,000	4,377
Sana Biotechnology, Inc.[1]	179,600	3,531
GoodRx Holdings, Inc., Class A1,2	97,500	3,511
		5,348,070

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 8.58%
Uber Technologies, Inc.[1]	8,372,767	$419,643
TransDigm Group, Inc.[1]	590,615	382,299
Delta Air Lines, Inc.[1]	7,215,000	312,121
Jacobs Engineering Group, Inc.	2,169,000	289,388
Carrier Global Corp.	5,950,861	289,212
United Rentals, Inc.[1]	591,000	188,535
Caterpillar, Inc.	859,500	187,053
MTU Aero Engines AG	687,220	170,227
TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
Airbus SE, non-registered shares[1]	944,893	121,497
Dun & Bradstreet Holdings, Inc.[1]	4,746,028	101,423
Middleby Corp.[1]	449,500	77,880
CSX Corp.	2,335,500	74,923
Ryanair Holdings PLC (ADR)[1]	634,951	68,708
Ryanair Holdings PLC[1]	96,554	1,827
Safran SA	489,640	67,883
Armstrong World Industries, Inc.	616,904	66,169
Southwest Airlines Co.[1]	1,100,000	58,399
Lockheed Martin Corp.	149,500	56,563
Emerson Electric Co.	577,000	55,530
BWX Technologies, Inc.	937,200	54,470
Norfolk Southern Corp.	176,000	46,712
HEICO Corp.	185,951	25,925
HEICO Corp., Class A	148,813	18,480
Equifax, Inc.	176,000	42,154
Boeing Company[1]	170,000	40,725
Rockwell Automation	126,000	36,038
Northrop Grumman Corp.	98,700	35,871
AMETEK, Inc.	253,600	33,856
L3Harris Technologies, Inc.	155,000	33,503
ITT, Inc.	343,000	31,415
FedEx Corp.	99,600	29,714
Waste Connections, Inc.	222,159	26,532
Parker-Hannifin Corp.	71,215	21,871
Komatsu, Ltd.	611,400	15,192
Generac Holdings, Inc.[1]	31,762	13,186
Lennox International, Inc.	18,700	6,560
		3,638,141

Financials 6.36%
Bank of America Corp.	14,780,700	609,408
First Republic Bank	1,805,457	337,927
Capital One Financial Corp.	1,399,000	216,411
SVB Financial Group[1]	329,467	183,325
Intercontinental Exchange, Inc.	1,517,049	180,074
S&P Global, Inc.	395,300	162,251
BlackRock, Inc.	150,000	131,245
KKR & Co., Inc.	1,849,977	109,593
Athene Holding, Ltd., Class A1	1,355,912	91,524
Western Alliance Bancorporation	932,501	86,583
Marsh & McLennan Companies, Inc.	546,720	76,913
MSCI, Inc.	117,900	62,850
Arch Capital Group, Ltd.[1]	1,255,267	48,880
London Stock Exchange Group PLC	426,339	47,003
Progressive Corp.	420,000	41,248
Moody’s Corp.	102,277	37,062
The Blackstone Group, Inc.	360,000	34,970
East West Bancorp, Inc.	443,509	31,795
Brookfield Asset Management, Inc., Class A	585,103	29,829
Aon PLC, Class A	110,000	26,264
CME Group, Inc., Class A	121,648	25,872
American International Group, Inc.	458,394	21,820

44	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Ares Management Corp., Class A	310,500	$19,745
Bright Health Group, Inc.[1]	1,140,681	19,574
Everest Re Group, Ltd.	66,500	16,759
Berkshire Hathaway, Inc., Class A1	26	10,883
Berkshire Hathaway, Inc., Class B1	17,400	4,836
BNP Paribas SA	180,106	11,291
PNC Financial Services Group, Inc.	51,565	9,837
Trupanion, Inc.[1]	69,355	7,983
Goosehead Insurance, Inc., Class A	15,416	1,962
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210
		2,695,927

Consumer staples 3.20%
Kroger Co.	8,641,839	331,069
Philip Morris International, Inc.	2,865,403	283,990
Costco Wholesale Corp.	496,404	196,412
Constellation Brands, Inc., Class A	694,000	162,320
Altria Group, Inc.	2,804,349	133,711
British American Tobacco PLC	2,907,900	112,630
Estée Lauder Companies, Inc., Class A	158,486	50,411
Molson Coors Beverage Company, Class B, restricted voting shares[1]	629,400	33,793
Monster Beverage Corp.[1]	305,000	27,862
Anheuser-Busch InBev SA/NV	201,028	14,495
Church & Dwight Co., Inc.	104,177	8,878
		1,355,571

Materials 2.91%
Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
Wheaton Precious Metals Corp.	3,674,000	161,913
LyondellBasell Industries NV	1,223,605	125,872
Grupo México, SAB de CV, Series B	25,356,800	119,266
Franco-Nevada Corp.	752,000	109,130
Barrick Gold Corp.	4,058,000	83,920
Royal Gold, Inc.	517,000	58,990
Celanese Corp.	350,400	53,121
CF Industries Holdings, Inc.	1,029,000	52,942
Allegheny Technologies, Inc.[1]	2,070,860	43,177
Sherwin-Williams Company	90,658	24,700
Linde PLC	81,300	23,504
PPG Industries, Inc.	103,623	17,592
Ball Corp.	194,200	15,734
Nucor Corp.	69,742	6,690
Summit Materials, Inc., Class A1	87,600	3,053
		1,235,736

Energy 2.23%
Halliburton Company	12,143,661	280,761
Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
Canadian Natural Resources, Ltd.	105,100	3,813
EOG Resources, Inc.	1,493,750	124,639
Cenovus Energy ,Inc.	12,798,618	122,452
Suncor Energy, Inc.	2,789,000	66,800
Pioneer Natural Resources Company	328,000	53,307
Cimarex Energy Co.	438,200	31,748
ConocoPhillips	455,980	27,769
Chesapeake Energy Corp.	345,000	17,912
Schlumberger, Ltd.	363,800	11,645
Equitrans Midstream Corp.	936,942	7,973
		945,591

American Funds Insurance Series	45

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.59%
NextEra Energy, Inc.	1,280,000	$93,799
PG&E Corp.[1]	5,296,610	53,867
Xcel Energy, Inc.	680,000	44,798
AES Corp.	1,397,884	36,443
Ørsted AS	146,685	20,583
		249,490

Real estate 0.22%
Equinix, Inc. REIT	84,384	67,727
Pebblebrook Hotel Trust REIT	692,559	16,310
Park Hotels & Resorts, Inc. REIT[1]	566,011	11,665
		95,702

Total common stocks (cost: $18,214,511,000)		41,145,327

Preferred securities 0.17%
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
PsiQuantum, Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,112
		60,644

Health care 0.03%
Grail, Inc., Series D, preferred shares[1,3,4,5]	1,864,884	11,115

Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%	Principal amount (000)
Consumer staples 0.06%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[3,4,5,6]	$41,866	25,195

Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7,8]	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	19,693,764	19,694
Capital Group Central Cash Fund 0.04%[7,8,9]	159,204	15,920
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	104,567	104
		35,718

Total short-term securities (cost: $1,123,347,000)		1,123,350
Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
Other assets less liabilities 0.11%		47,982

Net assets 100.00%		$42,413,613

46	American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates[8]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7]	$1,623,691	$2,514,137		$3,050,080	$(13)	$(103)	$1,087,632	$479
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.04%[7,9]	—	15,920	[10]				15,920	—	[11]
Total short-term securities							1,103,552
Total 2.61%					$(13)	$(103)	$1,103,552	$479

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented .27% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Rate represents the seven-day yield at 6/30/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,823	.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200	25,195	.06
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.06
Grail, Inc., Series D, preferred shares	4/17/2020	9,526	11,115	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,765	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,112	.00
Total private placement securities		$120,386	$113,791	.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	47

International Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 94.86%	Shares	Value (000)
Financials 20.00%
AIA Group, Ltd.	27,885,576	$346,581
HDFC Bank, Ltd.	9,334,386	188,107
HDFC Bank, Ltd. (ADR)	277,000	20,254
Banco Santander, SA	52,040,526	198,666
Kotak Mahindra Bank, Ltd.[1]	8,191,348	187,989
ABN AMRO Bank NV1	14,394,921	173,965
Deutsche Bank AG1	11,620,682	151,379
BNP Paribas SA	1,964,000	123,124
Barclays PLC	46,610,000	110,331
Sberbank of Russia PJSC (ADR)	4,253,000	70,621
XP, Inc., Class A1	1,291,559	56,247
Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
Aegon NV2	12,263,736	50,881
Axis Bank, Ltd.[1]	3,890,055	39,162
Bajaj Finserv, Ltd.[1]	210,962	34,368
Futu Holdings, Ltd. (ADR)[1]	165,300	29,604
B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
KBC Groep NV	277,700	21,173
FinecoBank SpA[1]	1,211,135	21,111
Bajaj Finance, Ltd.[1]	244,400	19,780
ING Groep NV	1,486,000	19,629
Lufax Holding, Ltd. (ADR)[1,2]	1,655,427	18,706
PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
IndusInd Bank, Ltd.[1]	941,500	12,874
Allfunds Group PLC[1]	718,245	12,501
		2,009,077

Health care 12.53%
Daiichi Sankyo Company, Ltd.	10,688,500	230,376
WuXi Biologics (Cayman), Inc.[1]	11,584,200	212,309
Olympus Corp.	5,290,400	105,146
Fresenius SE & Co. KGaA	1,675,154	87,388
Grifols, SA, Class A, non-registered shares[2]	2,691,000	72,879
Grifols, SA, Class B (ADR)	793,690	13,770
Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
M3, Inc.	921,200	67,273
WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
WuXi AppTec Co., Ltd., Class H	312,000	7,285
Hikma Pharmaceuticals PLC	1,772,394	59,970
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	5,673,498	56,168
Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
Notre Dame Intermédica Participações SA	2,760,862	47,143
Alcon, Inc.	439,639	30,781
CanSino Biologics, Inc., Class H1	440,000	23,382
Merck KGaA	110,400	21,168
Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
HOYA Corp.	95,000	12,596
Ambu AS, Class B, non-registered shares	205,254	7,891
NMC Health PLC[1,3,4]	449,500	6
		1,259,203

Industrials 12.46%
Airbus SE, non-registered shares[1]	2,709,349	348,376
Recruit Holdings Co., Ltd.	3,271,109	161,060
Melrose Industries PLC	45,834,933	98,339
NIBE Industrier AB, Class B	9,301,304	97,838
Safran SA	701,300	97,227
Ryanair Holdings PLC (ADR)[1]	787,400	85,204
Ryanair Holdings PLC[1]	348,056	6,587
International Consolidated Airlines Group SA (CDI)[1]	22,925,000	55,249
MTU Aero Engines AG	182,000	45,082

48	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	12,890,350	$43,228
ASSA ABLOY AB, Class B	1,432,047	43,138
Brenntag SE	227,391	21,144
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
SMC Corp.	34,700	20,505
Nihon M&A Center, Inc.	657,010	17,038
Rumo SA1	4,301,900	16,563
CCR SA, ordinary nominative shares	5,580,000	15,089
Bureau Veritas SA1	386,000	12,211
Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
LIXIL Corp.	441,700	11,423
Diploma PLC	253,700	10,191
Ashtead Group PLC	121,000	8,978
Alliance Global Group, Inc.	20,000,000	4,163
		1,251,508

Consumer discretionary 11.84%
MercadoLibre, Inc.[1]	180,203	280,718
Delivery Hero SE1	986,587	130,321
Prosus NV	999,450	97,735
Meituan, Class B1	2,368,100	97,722
Sony Group Corp.	864,500	84,158
Just Eat Takeaway (GBP denominated)[1]	452,560	41,894
Just Eat Takeaway (EUR denominated)[1]	277,964	25,665
LVMH Moët Hennessy-Louis Vuitton SE	67,873	53,222
B2W - Cia. Digital, ordinary nominative shares[1]	3,734,000	49,744
Evolution AB	305,145	48,221
Kering SA	47,338	41,369
Maruti Suzuki India, Ltd.	392,000	39,637
Galaxy Entertainment Group, Ltd.[1]	4,108,000	32,883
Naspers, Ltd., Class N	147,000	30,864
Flutter Entertainment PLC (CDI)[1]	158,674	28,852
Ferrari NV (EUR denominated)	111,135	22,929
EssilorLuxottica	84,200	15,539
H & M Hennes & Mauritz AB, Class B1	606,225	14,380
adidas AG	37,538	13,972
Melco Resorts & Entertainment, Ltd. (ADR)[1]	817,781	13,551
Bandai Namco Holdings, Inc.	146,442	10,160
Pan Pacific International Holdings Corp.	417,200	8,660
Astra International Tbk PT	19,726,000	6,720
		1,188,916

Information technology 10.48%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
ASML Holding NV	166,945	114,695
PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
StoneCo, Ltd., Class A1	1,340,200	89,874
Nomura Research Institute, Ltd.	2,361,700	78,124
Nice, Ltd. (ADR)	302,700	74,906
Atlassian Corp. PLC, Class A1	267,500	68,710
Delta Electronics, Inc.	6,220,409	67,646
Samsung Electronics Co., Ltd.	631,500	45,253
Fujitsu Ltd.	222,500	41,658
Keyence Corp.	77,200	38,963
NXP Semiconductors NV	173,200	35,631
Infineon Technologies AG	728,000	29,194
Avast PLC	4,289,000	29,060
Silergy Corp.	176,000	23,940
Suse SA1,2	593,940	23,276
Hexagon AB, Class B	1,272,600	18,855
OBIC Co., Ltd.	87,900	16,386

American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Afterpay, Ltd.[1]	120,994	$10,723
ASM International NV	31,648	10,395
Xero, Ltd.[1]	95,031	9,771
		1,052,541

Materials 7.74%
Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
Vale SA, ordinary nominative shares	770,681	17,548
First Quantum Minerals, Ltd.	6,680,300	153,966
Linde PLC (EUR denominated)	207,300	59,817
Shin-Etsu Chemical Co., Ltd.	184,400	30,840
BASF SE	325,193	25,619
Akzo Nobel NV	112,728	13,928
Koninklijke DSM NV	58,300	10,881
Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
Ivanhoe Mines Ltd., Class A1	352,000	2,541
		778,053

Energy 7.33%
Reliance Industries, Ltd.	12,705,735	360,788
Reliance Industries, Ltd., interim shares	196,599	3,933
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
Neste Oyj	1,576,125	96,510
TotalEnergies SE	1,147,298	51,906
Cenovus Energy ,Inc.	4,993,100	47,772
Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
Royal Dutch Shell PLC, Class B	128,207	2,481
		736,123

Communication services 6.69%
Bilibili, Inc., Class Z (ADR)[1]	810,306	98,728
Bilibili, Inc., Class Z1	208,200	25,635
Tencent Holdings, Ltd.	1,647,609	123,927
Sea, Ltd., Class A (ADR)[1]	348,800	95,780
Square Enix Holdings Co., Ltd.	1,385,200	68,702
SoftBank Corp.	4,438,300	58,068
SoftBank Group Corp.	690,548	48,328
Bharti Airtel, Ltd.	6,504,615	46,000
Kuaishou Technology, Class B1,3,5	1,378,100	31,810
Kuaishou Technology, Class B1	130,900	3,284
Yandex NV, Class A1	275,200	19,470
Playtika Holding Corp.[1]	687,500	16,390
Scout24 AG1	154,000	12,987
Vivendi SA2	343,933	11,553
América Móvil, SAB de CV, Series L (ADR)	409,657	6,145
América Móvil, SAB de CV, Series L	2,139,900	1,610
Z Holdings Corp.	766,200	3,840
		672,257

Consumer staples 2.90%
Danone SA	813,500	57,269
Kweichow Moutai Co., Ltd., Class A	141,840	45,148
Treasury Wine Estates, Ltd.	4,942,835	43,296
Heineken NV	201,973	24,476
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
Swedish Match AB	2,705,450	23,071
Shiseido Company, Ltd.	268,200	19,726
Pernod Ricard SA	87,577	19,440

50	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
CP ALL PCL, foreign registered shares	9,053,300	$16,954
Chocoladefabriken Lindt & Sprüngli AG	102	10,682
Dabur India, Ltd.	980,000	7,499
		291,612

Utilities 2.72%
ENN Energy Holdings, Ltd.	11,219,800	213,578
China Gas Holdings, Ltd.	19,477,800	59,455
		273,033

Real estate 0.17%
Ayala Land, Inc.	23,109,600	17,067

Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%
Energy 1.18%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380
		118,219

Health care 0.53%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108

Consumer discretionary 0.12%
Volkswagen AG, nonvoting preferred shares	49,526	12,403

Total preferred securities (cost: $154,504,000)		183,730

Rights & warrants 0.26%
Health care 0.26%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,5]	1,075,200	26,057

Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6,7]	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	9,073,099	9,073
Capital Group Central Cash Fund 0.04%[6,7,8]	73,347	7,335
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	48,175	48
		16,456

Total short-term securities (cost: $262,071,000)		262,095
Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
Other assets less liabilities 0.44%		44,090

Net assets 100.00%		$10,045,362

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6]	$523,844	$2,062,229		$2,340,380	$(14)	$(40)	$245,639	$191
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[6,8]	—	7,335	[9]				7,335	—	[10]
Total short-term securities							252,974
Total 2.52%					$(14)	$(40)	$252,974	$191

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented .58% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 91.07%	Shares	Value (000)
Information technology 19.77%
Microsoft Corp.	420,593	$113,939
Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
PayPal Holdings, Inc.[1]	283,183	82,542
PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
Silergy Corp.	407,000	55,362
Adobe, Inc.[1]	79,315	46,450
ASML Holding NV	59,957	41,192
Broadcom, Inc.	79,217	37,774
StoneCo, Ltd., Class A1	494,347	33,151
Keyence Corp.	64,800	32,705
Cree, Inc.[1]	296,765	29,062
Mastercard, Inc., Class A	75,781	27,667
EPAM Systems, Inc.[1]	53,051	27,107
Apple, Inc.	143,063	19,594
Micron Technology, Inc.[1]	199,960	16,993
Samsung Electronics Co., Ltd.	230,894	16,546
Network International Holdings PLC[1]	2,750,461	13,914
Accenture PLC, Class A	41,622	12,270
Visa, Inc., Class A	45,465	10,631
Kingdee International Software Group Co., Ltd.[1]	2,646,000	8,980
Hexagon AB, Class B	559,454	8,289
TELUS International (Cda), Inc., subordinate voting shares[1]	250,470	7,792
Nice, Ltd. (ADR)	27,289	6,753
Advanced Micro Devices, Inc.[1]	71,707	6,735
Tokyo Electron, Ltd.	15,200	6,578
Edenred SA	111,695	6,364
Cognizant Technology Solutions Corp., Class A	87,831	6,083
Nokia Corp.[1]	1,085,473	5,812
NetEase, Inc.	244,700	5,544
Trimble, Inc.[1]	65,051	5,323
NXP Semiconductors NV	25,406	5,226
MediaTek, Inc.	147,000	5,075
Atlassian Corp. PLC, Class A1	18,809	4,831
Logitech International SA	35,956	4,356
Halma PLC	115,640	4,306
Marvell Technology, Inc.	70,257	4,098
GDS Holdings, Ltd., Class A1	398,400	3,946
Globant SA1	16,962	3,718
Autodesk, Inc.[1]	11,824	3,451
ON Semiconductor Corp.[1]	77,914	2,982
Aspen Technology, Inc.[1]	19,914	2,739
Yeahka Ltd.[1]	398,400	2,506
Chindata Group Holdings, Ltd., Class A (ADR)[1]	164,996	2,490
OneConnect Financial Technology Co., Ltd. (ADR)[1]	187,563	2,254
FleetCor Technologies, Inc.[1]	8,136	2,083
VeriSign, Inc.[1]	8,923	2,032
KLA Corp.	5,708	1,851
Hamamatsu Photonics KK	29,000	1,749
Intel Corp.	30,635	1,720
Linklogis, Inc., Class B1	725,500	1,630
SAP SE	11,071	1,560
Elastic NV, non-registered shares[1]	10,295	1,501
CMC Materials, Inc.	8,338	1,257
Applied Materials, Inc.	8,266	1,177
Infineon Technologies AG	28,823	1,156
Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,050
Coforge, Ltd.	18,289	1,023
Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
Fabrinet, non-registered shares[1]	4,700	450
		914,706

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 12.77%
Zai Lab, Ltd. (ADR)[1]	373,043	$66,025
Thermo Fisher Scientific, Inc.	93,089	46,961
WuXi Biologics (Cayman), Inc.[1]	2,148,600	39,378
Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
WuXi AppTec Co., Ltd., Class H	525,200	12,264
CanSino Biologics, Inc., Class H1	611,518	32,496
Abbott Laboratories	240,086	27,833
Notre Dame Intermédica Participações SA	1,412,658	24,122
Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
BeiGene, Ltd. (ADR)[1]	49,272	16,910
BeiGene, Ltd.[1]	49,700	1,352
AstraZeneca PLC	145,296	17,452
PerkinElmer, Inc.	106,856	16,500
Danaher Corp.	53,915	14,469
BioMarin Pharmaceutical, Inc.[1]	167,372	13,966
CSL, Ltd.	55,815	11,938
Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
Koninklijke Philips NV	180,711	8,955
Medtronic PLC	71,506	8,876
Olympus Corp.	431,100	8,568
Shionogi & Co., Ltd.	159,500	8,314
Novo Nordisk A/S, Class B	94,388	7,908
Straumann Holding AG	4,859	7,746
Hypera SA, ordinary nominative shares	1,108,918	7,685
Laurus Labs, Ltd.	816,515	7,565
Asahi Intecc Co., Ltd.	296,700	7,093
Hugel, Inc.[1]	28,025	5,963
Pfizer, Inc.	141,271	5,532
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	550,859	5,454
Zoetis, Inc., Class A	29,114	5,426
Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
Grifols, SA, Class A, non-registered shares	177,368	4,804
Eli Lilly and Company	18,928	4,344
Hikma Pharmaceuticals PLC	122,808	4,155
Hutchmed China Ltd. (HKD denominated)[1]	352,500	2,738
Hutchison China MediTech Ltd. (ADR)[1]	24,790	973
Alcon, Inc.	52,853	3,700
Baxter International, Inc.	45,935	3,698
HOYA Corp.	26,300	3,487
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
bioMérieux SA	20,845	2,422
Mettler-Toledo International, Inc.[1]	1,570	2,175
OdontoPrev SA, ordinary nominative shares	818,190	2,143
Rede D’Or Sao Luiz SA	139,666	1,938
Alibaba Health Information Technology, Ltd.[1]	810,600	1,798
Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
Merck KGaA	6,156	1,180
Novartis AG	9,955	907
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
NMC Health PLC[1,2,3]	49,400	1
		591,043

Consumer discretionary 12.62%
MercadoLibre, Inc.[1]	54,559	84,991
LVMH Moët Hennessy-Louis Vuitton SE	58,279	45,699
General Motors Company[1]	669,943	39,641
Meituan, Class B1	669,800	27,640
Hermès International	18,887	27,513
Li Ning Co., Ltd.	2,230,501	27,234

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Evolution AB	132,575	$20,950
Galaxy Entertainment Group, Ltd.[1]	2,616,000	20,940
Xpeng, Inc., Class A (ADR)[1]	448,338	19,915
Pop Mart International Group, Ltd.[5]	1,895,721	18,800
EssilorLuxottica	100,652	18,575
Kering SA	14,165	12,379
adidas AG	31,261	11,636
JD Health International, Inc.[1]	722,450	10,356
Booking Holdings, Inc.[1]	4,571	10,002
China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
Naspers, Ltd., Class N	43,073	9,044
Alibaba Group Holding, Ltd.[1]	210,800	5,973
Alibaba Group Holding, Ltd. (ADR)[1]	13,490	3,059
NIKE, Inc., Class B	56,614	8,746
Marriott International, Inc., Class A1	63,151	8,621
Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
YUM! Brands, Inc.	73,319	8,434
Cie. Financière Richemont SA, Class A	68,251	8,258
Delivery Hero SE1	57,692	7,621
Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
Wyndham Hotels & Resorts, Inc.	93,354	6,749
Melco Resorts & Entertainment, Ltd. (ADR)[1]	388,822	6,443
Jumbo SA	362,261	6,095
Huazhu Group, Ltd. (ADR)[1]	113,439	5,991
Industria de Diseño Textil, SA	167,427	5,898
Trip.com Group, Ltd. (ADR)[1]	164,455	5,832
JD.com, Inc., Class A1	147,500	5,802
Midea Group Co., Ltd., Class A	510,211	5,636
IDP Education, Ltd.	263,377	4,847
Astra International Tbk PT	13,071,600	4,453
Samsonite International SA1	2,050,500	4,194
Wynn Macau, Ltd.[1]	2,588,400	4,074
Aptiv PLC[1]	24,248	3,815
Lojas Americanas SA, ordinary nominative shares	885,022	3,676
Airbnb, Inc., Class A1	20,039	3,069
Domino’s Pizza, Inc.	6,251	2,916
Maruti Suzuki India, Ltd.	27,343	2,765
SAIC Motor Corp., Ltd., Class A1	791,400	2,691
Inchcape PLC	236,248	2,511
Suzuki Motor Corp.	57,200	2,420
Shangri-La Asia, Ltd.[1]	2,212,000	2,165
Flutter Entertainment PLC (CDI)[1]	11,607	2,111
Wynn Resorts, Ltd.[1]	13,198	1,614
Entain PLC[1]	57,643	1,392
Stellantis NV	67,946	1,333
Levi Strauss & Co., Class A	39,011	1,081
Vivo Energy PLC	795,978	1,061
Jiumaojiu International Holdings, Ltd.	239,000	977
Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560
		584,089

Financials 11.81%
Kotak Mahindra Bank, Ltd.[1]	2,928,184	67,201
HDFC Bank, Ltd.	2,839,911	57,230
HDFC Bank, Ltd. (ADR)	74,181	5,424
AIA Group, Ltd.	4,698,400	58,395
Société Générale	1,173,681	34,598
Sberbank of Russia PJSC (ADR)	1,459,582	24,255
Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
Capitec Bank Holdings, Ltd.	182,970	21,609
B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.[1]	252,982	$20,475
UniCredit SpA	1,573,395	18,563
Banco Santander, SA	4,561,650	17,414
ICICI Bank, Ltd. (ADR)[1]	796,728	13,624
ICICI Bank, Ltd.[1]	358,668	3,044
XP, Inc., Class A1	328,325	14,299
S&P Global, Inc.	32,531	13,352
Bajaj Finserv, Ltd.[1]	79,103	12,887
TCS Group Holding PLC (GDR)	119,451	10,452
TCS Group Holding PLC (GDR)[6]	20,618	1,804
HDFC Life Insurance Company, Ltd.	1,223,937	11,301
China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
Futu Holdings, Ltd. (ADR)[1]	46,495	8,327
Moody’s Corp.	22,106	8,011
Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
Discovery Ltd.[1]	753,689	6,664
Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
Lufax Holding, Ltd. (ADR)[1,5]	490,068	5,538
Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
AU Small Finance Bank, Ltd.[1]	300,953	4,194
DBS Group Holdings, Ltd.	189,073	4,191
Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
UBS Group AG	218,535	3,344
Alpha Services and Holdings SA1	2,425,814	3,101
Chubb, Ltd.	14,630	2,325
Axis Bank, Ltd.[1]	209,315	2,107
China Construction Bank Corp., Class H	1,944,000	1,530
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,155,373	1,453
Moscow Exchange MICEX-RTS PJSC	438,203	1,023
Bank of the Philippine Islands	560,460	1,018
Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995
		546,496

Communication services 9.62%
Tencent Holdings, Ltd.	1,028,800	77,382
Sea, Ltd., Class A (ADR)[1]	255,605	70,189
Alphabet, Inc., Class C1	20,910	52,407
Alphabet, Inc., Class A1	4,250	10,378
Facebook, Inc., Class A1	164,340	57,143
Bilibili, Inc., Class Z (ADR)[1]	211,464	25,765
Bilibili, Inc., Class Z1	165,720	20,404
Netflix, Inc.[1]	44,087	23,287
Yandex NV, Class A1	298,519	21,120
América Móvil, SAB de CV, Series L (ADR)	1,216,260	18,244
Kuaishou Technology, Class B1,2,6	370,500	8,552
Kuaishou Technology, Class B1	188,100	4,719
Vodafone Group PLC	6,523,370	10,949
Activision Blizzard, Inc.	108,885	10,392
MTN Group, Ltd.[1]	990,170	7,158
NetEase, Inc. (ADR)	55,315	6,375
Bharti Airtel, Ltd.	852,173	6,026
Indus Towers, Ltd.	1,812,264	5,819
JCDecaux SA1	165,485	4,588
JOYY Inc., Class A (ADR)	24,450	1,613
Informa PLC[1]	180,371	1,252
SoftBank Group Corp.	15,900	1,113
		444,875

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 6.80%
Vale SA, ordinary nominative shares (ADR)	2,480,659	$56,584
Vale SA, ordinary nominative shares	2,323,898	52,913
First Quantum Minerals, Ltd.	1,402,899	32,334
Sika AG	68,997	22,558
Asian Paints, Ltd.	482,025	19,407
Freeport-McMoRan, Inc.	393,723	14,611
Shin-Etsu Chemical Co., Ltd.	52,300	8,747
Rio Tinto PLC	102,377	8,425
Shree Cement, Ltd.[1]	22,712	8,404
Koninklijke DSM NV	37,642	7,025
Givaudan SA	1,508	7,013
Barrick Gold Corp.	289,034	5,977
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	706,208	5,932
BHP Group PLC	196,384	5,786
Linde PLC	18,929	5,472
LANXESS AG	75,618	5,184
Alrosa PJSC	2,511,114	4,615
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
AngloGold Ashanti, Ltd.	70,895	1,318
SIG Combibloc Group AG	115,777	3,146
Arkema SA	22,838	2,865
Impala Platinum Holdings, Ltd.	157,876	2,604
Huntsman Corp.	97,795	2,594
Chr. Hansen Holding A/S	26,439	2,386
Gerdau SA (ADR)	360,285	2,126
Celanese Corp.	13,955	2,116
Amcor PLC (CDI)	162,847	1,848
Umicore SA	29,864	1,824
Albemarle Corp.	8,600	1,449
BASF SE	17,068	1,345
Asahi Kasei Corp.	120,900	1,328
Anglo American PLC	22,331	887
Ivanhoe Mines Ltd., Class A1	57,912	418
Yunnan Energy New Material Co., Ltd., Class A	11,400	413
Navin Fluorine International, Ltd.	5,332	269
		314,689

Industrials 5.93%
Airbus SE, non-registered shares[1]	319,205	41,044
Safran SA	153,091	21,224
CCR SA, ordinary nominative shares	6,819,064	18,440
IMCD NV	104,759	16,658
DSV Panalpina A/S	66,744	15,565
Wizz Air Holdings PLC[1]	236,177	15,254
International Container Terminal Services, Inc.	4,079,710	13,681
InPost SA1	613,724	12,318
Nidec Corp.	105,300	12,203
Copa Holdings, SA, Class A1	127,975	9,640
Rumo SA1	2,492,542	9,597
Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
Ryanair Holdings PLC (ADR)[1]	74,848	8,099
TransDigm Group, Inc.[1]	11,513	7,452
SMC Corp.	12,100	7,150
Centre Testing International Group Co., Ltd.	1,069,696	5,278
Spirax-Sarco Engineering PLC	27,717	5,220
Boeing Company[1]	20,316	4,867
ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
Fortive Corp.	62,884	4,386
Epiroc AB, Class B	173,396	3,403

American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Interpump Group SpA	57,089	$3,381
Daikin Industries, Ltd.	17,000	3,166
Hitachi, Ltd.	52,900	3,029
Fluidra, SA, non-registered shares[1]	74,421	2,952
ABB, Ltd.	79,505	2,697
Carrier Global Corp.	54,243	2,636
Havells India, Ltd.	177,904	2,346
Air Lease Corp., Class A	43,452	1,814
Atlas Copco AB, Class B	34,211	1,799
Komatsu, Ltd.	63,800	1,585
Experian PLC	34,307	1,322
Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
China Merchants Port Holdings Co., Ltd.	44,000	64
		274,374

Consumer staples 5.08%
Kweichow Moutai Co., Ltd., Class A	209,807	66,782
Nestlé SA	115,164	14,341
Bunge, Ltd.	163,719	12,795
Anheuser-Busch InBev SA/NV	170,197	12,272
Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
Carlsberg A/S, Class B	53,713	10,012
Pernod Ricard SA	44,752	9,934
Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
British American Tobacco PLC	177,641	6,880
Avenue Supermarts, Ltd.[1]	137,253	6,175
Reckitt Benckiser Group PLC	62,718	5,550
Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
ITC, Ltd.	1,887,463	5,147
Heineken NV	40,609	4,921
Constellation Brands, Inc., Class A	19,550	4,573
United Spirits, Ltd.[1]	511,633	4,554
Unilever PLC (EUR denominated)	72,965	4,271
Shiseido Company, Ltd.	55,200	4,060
Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
Monde Nissin Corp.[1]	8,760,500	2,965
China Feihe, Ltd.	1,342,000	2,897
Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
L’Oréal SA, non-registered shares	6,217	2,770
Mondelez International, Inc.	39,158	2,445
Philip Morris International, Inc.	23,692	2,348
X5 Retail Group NV (GDR)[1]	65,840	2,305
Herbalife Nutrition, Ltd.[1]	41,972	2,213
Nongfu Spring Co., Ltd., Class H	434,805	2,181
Fomento Económico Mexicano, SAB de CV	252,300	2,128
Dabur India, Ltd.	240,307	1,839
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
Danone SA	23,668	1,666
Kimberly-Clark Corp.	10,828	1,449
Yihai International Holding, Ltd.[5]	190,000	1,276
Uni-Charm Corp.	20,600	829
Diageo PLC	11,617	556
Arca Continental, SAB de CV1	5,600	32
		234,831

Energy 3.10%
Reliance Industries, Ltd.	2,721,572	77,281
Reliance Industries, Ltd., interim shares	151,056	3,022
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
Gazprom PJSC (ADR)	1,153,377	8,791

58	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
New Fortress Energy, Inc., Class A	145,420	$5,508
Rosneft Oil Company PJSC (GDR)	675,946	5,232
Chevron Corp.	36,633	3,837
Royal Dutch Shell PLC, Class B	165,815	3,209
Schlumberger, Ltd.	88,995	2,849
TotalEnergies SE	60,026	2,716
Thungela Resources Ltd.[1]	2,233	6
		143,355

Real estate 1.94%
Shimao Services Holdings, Ltd.	5,650,187	19,539
American Tower Corp. REIT	46,781	12,637
ESR Cayman, Ltd.[1]	2,929,000	9,884
BR Malls Participacoes SA, ordinary nominative shares[1]	4,247,895	8,660
Longfor Group Holdings, Ltd.	1,391,500	7,796
CK Asset Holdings, Ltd.	913,000	6,303
China Resources Land, Ltd.	1,444,000	5,849
Sunac Services Holdings, Ltd.	1,311,496	4,873
KE Holdings, Inc., Class A (ADR)[1]	89,095	4,248
CTP NV1	207,680	4,186
Shimao Group Holdings, Ltd.	1,228,500	3,013
Ayala Land, Inc.	3,874,200	2,861
		89,849

Utilities 1.63%
ENN Energy Holdings, Ltd.	1,561,800	29,730
China Gas Holdings Ltd.	4,740,600	14,470
AES Corp.	520,975	13,582
Engie SA	568,071	7,783
China Resources Gas Group, Ltd.	1,016,000	6,098
Enel SpA	387,890	3,602
		75,265

Total common stocks (cost: $2,427,146,000)		4,213,572

Preferred securities 1.17%
Industrials 0.30%
Azul SA, preferred nominative shares (ADR)[1]	344,485	9,094
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1,5]	849,684	3,922
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1]	72,525	669
		13,685

Materials 0.28%
Gerdau SA, preferred nominative shares	2,129,085	12,675

Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares	34,304	8,591
Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500
		12,091

Information technology 0.13%
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	112,623	4,504
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	19,235	769
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	15,954	638
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	1,101	44
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	585	23
		5,978

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Real estate 0.11%
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares[1,2,3,4]		32,657	$5,258
Ayala Land, Inc., preferred shares[1,2,3]		15,000,000	—	[7]
			5,258

Health care 0.07%
Grifols, SA, Class B, nonvoting non-registered preferred shares		179,977	3,158

Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		182,615	1,081

Total preferred securities (cost: $35,099,000)			53,926

Rights & warrants 0.19%
Consumer staples 0.19%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,6]		437,008	8,721

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]		144,354	97

Total rights & warrants (cost: $2,776,000)			8,818

Bonds, notes & other debt instruments 2.56%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.23%
Abu Dhabi (Emirate of) 2.50% 2029[6]		$1,415	1,481
Abu Dhabi (Emirate of) 1.70% 2031[6]		455	440
Angola (Republic of) 8.25% 2028		200	209
Angola (Republic of) 8.00% 2029[6]		2,800	2,880
Angola (Republic of) 8.00% 2029		200	206
Argentine Republic 1.00% 2029		384	147
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[8]		757	273
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[8]		4,190	1,337
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[8]		1,318	500
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[8]		5,900	2,115
Armenia (Republic of) 7.15% 2025		490	558
Bahrain (Kingdom of) 6.75% 2029[6]		500	550
Belarus (Republic of) 6.875% 2023		1,775	1,768
Belarus (Republic of) 5.875% 2026		230	213
Belarus (Republic of) 7.625% 2027		335	328
Colombia (Republic of) 4.50% 2026		830	908
Colombia (Republic of) 3.25% 2032		900	884
Colombia (Republic of) 7.375% 2037		600	791
Colombia (Republic of) 4.125% 2051		350	333
Costa Rica (Republic of) 4.375% 2025		234	243
Costa Rica (Republic of) 6.125% 2031[6]		1,250	1,329
Costa Rica (Republic of) 6.125% 2031		593	631
Cote d’Ivoire (Republic of) 4.875% 2032		€150	178
Dominican Republic 9.75% 2026	DOP	18,150	360
Dominican Republic 8.625% 2027[6]		$575	706
Dominican Republic 11.375% 2029	DOP	12,800	272
Dominican Republic 4.50% 2030[6]		$180	184
Dominican Republic 5.30% 2041[6]		303	303
Dominican Republic 7.45% 2044[6]		1,125	1,359
Dominican Republic 7.45% 2044		1,100	1,329
Dominican Republic 6.85% 2045		100	113
Dominican Republic 5.875% 2060[6]		280	280
Egypt (Arab Republic of) 5.75% 2024[6]		450	480
Egypt (Arab Republic of) 5.625% 2030		€260	311

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 5.875% 2031[6]		$365	$356
Egypt (Arab Republic of) 7.625% 2032[6]		1,140	1,213
Egypt (Arab Republic of) 8.50% 2047		1,200	1,254
Egypt (Arab Republic of) 8.15% 2059[6]		900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,430	1,326
Export-Import Bank of India 3.25% 2030		1,180	1,201
Gabonese Republic 6.375% 2024		2,160	2,307
Georgia (Republic of) 2.75% 2026[6]		375	383
Ghana (Republic of) 7.875% 2027		200	212
Ghana (Republic of) 7.75% 2029[6]		1,125	1,153
Ghana (Republic of) 8.125% 2032		1,880	1,911
Guatemala (Republic of) 4.375% 2027		400	437
Honduras (Republic of) 6.25% 2027		1,600	1,754
Indonesia (Republic of) 6.625% 2037		700	968
Indonesia (Republic of) 5.25% 2042		840	1,049
Iraq (Republic of) 6.752% 2023		960	985
Jordan (Hashemite Kingdom of) 4.95% 2025[6]		600	625
Jordan (Hashemite Kingdom of) 5.75% 2027[6]		1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027		200	215
Kazakhstan (Republic of) 6.50% 2045[6]		800	1,172
Kenya (Republic of) 7.25% 2028		400	443
Kenya (Republic of) 8.25% 2048[6]		2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	430	103
Malaysia (Federation of), Series 0418, 4.893% 2038		1,150	301
Oman (Sultanate of) 4.875% 2025[6]		$202	212
Oman (Sultanate of) 6.25% 2031[6]		890	958
Pakistan (Islamic Republic of) 8.25% 2025[6]		410	455
Pakistan (Islamic Republic of) 6.00% 2026[6]		380	386
Pakistan (Islamic Republic of) 6.875% 2027[6]		1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036		400	412
Panama (Republic of) 3.75% 2026[6]		1,380	1,492
Panama (Republic of) 4.50% 2047		1,155	1,317
Panama (Republic of) 4.50% 2050		400	455
Panama (Republic of) 4.30% 2053		400	445
Paraguay (Republic of) 5.00% 2026[6]		500	571
Paraguay (Republic of) 4.70% 2027[6]		800	911
Paraguay (Republic of) 4.70% 2027		500	569
Paraguay (Republic of) 4.95% 2031		320	368
Peru (Republic of) 6.55% 2037		1,070	1,477
Peru (Republic of) 2.78% 2060		565	505
PETRONAS Capital, Ltd. 4.55% 2050[6]		400	495
Philippines (Republic of) 1.648% 2031		780	754
Philippines (Republic of) 6.375% 2034		820	1,159
Philippines (Republic of) 3.95% 2040		900	1,002
Philippines (Republic of) 2.95% 2045		990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	260
Qatar (State of) 4.50% 2028[6]		3,000	3,546
Qatar (State of) 4.50% 2028		800	946
Romania 2.00% 2032		€1,375	1,652
Romania 2.00% 2033		530	625
Romania 5.125% 2048[6]		$720	884
Russian Federation 4.375% 2029[6]		800	903
Russian Federation 5.10% 2035		1,200	1,430
Russian Federation 5.25% 2047		1,000	1,259
Senegal (Republic of) 4.75% 2028		€1,100	1,364
Serbia (Republic of) 3.125% 2027		850	1,123
South Africa (Republic of) 5.875% 2030		$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	816

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		$800	$506
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]		500	316
Tunisia (Republic of) 6.75% 2023		€310	357
Tunisia (Republic of) 6.75% 2023		215	247
Tunisia (Republic of) 5.625% 2024		710	787
Tunisia (Republic of) 5.75% 2025		$875	819
Turkey (Republic of) 6.375% 2025		475	498
Turkey (Republic of) 11.875% 2030		600	831
Turkey (Republic of) 5.875% 2031		1,170	1,140
Turkey (Republic of) 4.875% 2043		1,295	1,035
Turkey (Republic of) 5.75% 2047		2,205	1,890
Ukraine 7.75% 2027		2,328	2,568
Ukraine 9.75% 2028		700	836
Ukraine 7.375% 2032		2,180	2,298
United Mexican States 3.90% 2025		320	356
United Mexican States 4.50% 2029		1,070	1,211
United Mexican States 4.75% 2032		870	998
United Mexican States 4.75% 2044		1,090	1,208
United Mexican States 3.75% 2071		400	366
United Mexican States, Series M, 7.50% 2027	MXN	19,000	994
Venezuela (Bolivarian Republic of) 7.00% 2018[9]		$64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[9]		1,149	124
Venezuela (Bolivarian Republic of) 6.00% 2020[9]		950	94
Venezuela (Bolivarian Republic of) 12.75% 2022[9]		85	9
Venezuela (Bolivarian Republic of) 9.00% 2023[9]		1,383	141
Venezuela (Bolivarian Republic of) 8.25% 2024[9]		299	32
Venezuela (Bolivarian Republic of) 7.65% 2025[9]		129	13
Venezuela (Bolivarian Republic of) 11.75% 2026[9]		64	7
Venezuela (Bolivarian Republic of) 9.25% 2027[9]		170	18
Venezuela (Bolivarian Republic of) 9.25% 2028[9]		319	33
Venezuela (Bolivarian Republic of) 11.95% 2031[9]		106	11
Venezuela (Bolivarian Republic of) 7.00% 2038[9]		107	11
			103,403

Corporate bonds, notes & loans 0.33%
Energy 0.10%
Oleoducto Central SA 4.00% 2027[6]		255	263
Petrobras Global Finance Co. 5.60% 2031		575	645
Petrobras Global Finance Co. 6.75% 2050		110	129
Petrobras Global Finance Co. 6.85% 2115		314	359
Petróleos Mexicanos 6.875% 2025[6]		624	692
Petróleos Mexicanos 6.875% 2026		755	826
Petróleos Mexicanos 7.47% 2026	MXN	2,800	126
Petróleos Mexicanos 6.49% 2027		$910	962
PTT Exploration and Production PCL 2.587% 2027[6]		320	332
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]		370	359
			4,693

Financials 0.06%
Bangkok Bank PCL 3.733% 2034
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		1,140	1,185
Power Financial Corp., Ltd. 5.25% 2028		425	478
Power Financial Corp., Ltd. 6.15% 2028		432	512
Power Financial Corp., Ltd. 4.50% 2029		273	293
Power Financial Corp., Ltd. 3.35% 2031		310	304
			2,772

62	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.04%
AES Panama Generation Holdings SRL 4.375% 2030[6]	$280	$293
Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	409
Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	356
State Grid Overseas Investment, Ltd. 3.50% 2027[6]	330	364
State Grid Overseas Investment, Ltd. 4.25% 2028	200	230
		1,652

Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
PLDT, Inc. 2.50% 2031	210	208
Tencent Holdings, Ltd. 3.975% 2029	400	447
Tencent Holdings, Ltd. 3.24% 2050[6]	580	569
		1,567

Consumer discretionary 0.03%
Alibaba Group Holding, Ltd. 2.125% 2031	463	456
Alibaba Group Holding, Ltd. 3.15% 2051	610	601
MercadoLibre, Inc. 3.125% 2031	200	197
Sands China, Ltd. 4.375% 2030	220	239
		1,493

Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	775	824
Braskem Idesa SAPI 7.45% 2029[6]	300	319
GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	205
		1,348

Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	305
Mexico City Airport Trust 4.25% 2026	675	735
		1,040

Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[6]	600	579
Total corporate bonds, notes & loans		15,144
Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547

Short-term securities 5.15%	Shares
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10,11]	2,354,521	235,452

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	1,576,823	1,577
Capital Group Central Cash Fund 0.04%[10,11,12]	12,747	1,275
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	8,373	8
		2,860

Total short-term securities (cost: $238,326,000)		238,312
Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
Other assets less liabilities (0.14)%		(6,499)

Net assets 100.00%		$4,626,676

American Funds Insurance Series	63

New World Fund (continued)

Futures contracts

		Number of		Notional amount	[13]	Value at 6/30/2021	[14]	Unrealized (depreciation) appreciation at 6/30/2021
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
10 Year Ultra U.S. Treasury Note Futures	Short	83	September 2021	$(8,300)		$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	September 2021	3,700		7,130		147
								$(10)

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases	Sales			at 6/30/2021
(000)	(000)	Counterparty	Settlement date	(000)
USD3,426	EUR2,830	Citibank	7/16/2021	$69

Investments in affiliates11

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10]	$224,497	$400,715		$389,733	$(5)	$(22)	$235,452	$115
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[10,12]	—	1,275	[15]				1,275	—	[16]
Total short-term securities							236,727
Total 5.12%					$(5)	$(22)	$236,727	$115

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented .70% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[5]	All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

64	American Funds Insurance Series

New World Fund (continued)

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$3,831	$4,504	.10%
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654	769	.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543	638	.01
Nu Holdings, Ltd., Class A	1/27/2021	422	496	.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37	44	.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20	23	.00
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258	5,258	.11
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08
Total private placement securities		$14,265	$15,232	.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 96.47%	Shares	Value (000)
Information technology 18.02%
Microsoft Corp.	2,106,009	$570,518
Broadcom, Inc.	1,058,559	504,764
Intel Corp.	2,929,736	164,475
ASML Holding NV (New York registered) (ADR)	150,741	104,138
Visa, Inc., Class A	343,359	80,284
Apple, Inc.	572,719	78,440
Fidelity National Information Services, Inc.	430,405	60,975
Automatic Data Processing, Inc.	194,807	38,693
Applied Materials, Inc.	250,964	35,737
Mastercard, Inc., Class A	86,557	31,601
KLA Corp.	94,273	30,564
TE Connectivity, Ltd.	212,561	28,740
NetApp, Inc.	296,805	24,285
Paychex, Inc.	212,443	22,795
Texas Instruments, Inc.	71,883	13,823
Motorola Solutions, Inc.	59,914	12,992
SAP SE (ADR)	77,408	10,873
EPAM Systems, Inc.[1]	12,712	6,495
Jack Henry & Associates, Inc.	24,063	3,935
Analog Devices, Inc.	21,755	3,745
Micron Technology, Inc.[1]	2,103	179
		1,828,051

Financials 16.72%
BlackRock, Inc.	280,039	245,026
JPMorgan Chase & Co.	1,306,812	203,262
CME Group, Inc., Class A	806,892	171,610
PNC Financial Services Group, Inc.	720,704	137,482
Bank of America Corp.	2,381,587	98,193
Capital One Financial Corp.	533,487	82,525
Discover Financial Services	691,594	81,809
Intercontinental Exchange, Inc.	633,491	75,195
Marsh & McLennan Companies, Inc.	461,667	64,947
Citigroup, Inc.	898,745	63,586
Travelers Companies, Inc.	361,014	54,047
Nasdaq, Inc.	300,423	52,814
S&P Global, Inc.	127,999	52,537
Truist Financial Corp.	912,671	50,653
Toronto-Dominion Bank	710,883	49,797
Bank of Nova Scotia	672,679	43,771
Carlyle Group, Inc.	599,419	27,861
Moody’s Corp.	73,483	26,628
KeyCorp	1,118,961	23,107
KKR & Co., Inc.	347,353	20,577
Regions Financial Corp.	974,958	19,675
Citizens Financial Group, Inc.	382,827	17,560
Brookfield Asset Management, Inc., Class A	258,883	13,198
Fifth Third Bancorp	289,822	11,080
Everest Re Group, Ltd.	39,368	9,921
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93
		1,696,954

Health care 16.12%
UnitedHealth Group, Inc.	853,907	341,938
CVS Health Corp.	2,219,520	185,197
Johnson & Johnson	999,155	164,601
Pfizer, Inc.	4,126,310	161,586
Humana Inc.	272,364	120,581
Gilead Sciences, Inc.	1,434,225	98,761
AstraZeneca PLC (ADR)[2]	1,432,090	85,782
Abbott Laboratories	643,053	74,549

66	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Cigna Corp.	271,716	$64,416
Eli Lilly and Company	248,426	57,019
Danaher Corp.	211,449	56,744
Anthem, Inc.	148,502	56,698
Thermo Fisher Scientific, Inc.	58,001	29,260
Baxter International, Inc.	350,367	28,205
GlaxoSmithKline PLC (ADR)	661,074	26,324
Merck & Co., Inc.	206,593	16,067
Zoetis, Inc., Class A	64,934	12,101
Novo Nordisk A/S, Class B (ADR)	141,459	11,850
Medtronic PLC	88,527	10,989
Edwards Lifesciences Corp.[1]	87,569	9,069
Zimmer Biomet Holdings, Inc.	56,341	9,061
Roche Holding AG (ADR)	181,439	8,526
Viatris, Inc.	269,185	3,847
Novartis AG (ADR)	29,792	2,718
Organon & Co.[1]	11,153	337
		1,636,226

Industrials 10.79%
Northrop Grumman Corp.	385,717	140,181
Honeywell International, Inc.	598,303	131,238
CSX Corp.	3,521,404	112,967
Lockheed Martin Corp.	270,961	102,518
Union Pacific Corp.	415,039	91,280
Caterpillar, Inc.	340,203	74,038
Norfolk Southern Corp.	243,333	64,583
PACCAR, Inc.	678,643	60,569
L3Harris Technologies, Inc.	233,927	50,563
Raytheon Technologies Corp.	460,692	39,302
ABB, Ltd. (ADR)	867,885	29,499
Equifax, Inc.	114,445	27,411
Waste Connections, Inc.	227,476	27,167
Parker-Hannifin Corp.	85,730	26,329
Emerson Electric Co.	222,632	21,426
Republic Services, Inc.	188,596	20,747
RELX PLC (ADR)	570,375	15,212
HEICO Corp.	72,274	10,076
Johnson Controls International PLC	137,777	9,456
Cummins, Inc.	32,761	7,987
United Parcel Service, Inc., Class B	38,200	7,944
Rockwell Automation	26,600	7,608
Air Lease Corp., Class A	170,858	7,132
FedEx Corp.	22,467	6,703
Nidec Corp. (ADR)	115,542	3,339
		1,095,275

Communication services 7.93%
Comcast Corp., Class A	7,979,670	455,001
Alphabet, Inc., Class C1	33,829	84,787
Alphabet, Inc., Class A1	22,982	56,117
Facebook, Inc., Class A1	258,277	89,805
Verizon Communications, Inc.	1,562,147	87,527
AT&T, Inc.	710,704	20,454
Electronic Arts, Inc.	40,638	5,845
Activision Blizzard, Inc.	51,183	4,885
		804,421

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.16%
Home Depot, Inc.	599,482	$191,169
General Motors Company[1]	1,964,542	116,242
Darden Restaurants, Inc.	428,426	62,546
VF Corp.	729,025	59,809
Wynn Resorts, Ltd.[1]	417,851	51,103
Amazon.com, Inc.[1]	7,475	25,715
Dollar General Corp.	98,299	21,271
Chipotle Mexican Grill, Inc.[1]	12,424	19,261
TJX Companies, Inc.	237,016	15,980
Marriott International, Inc., Class A1	93,824	12,809
NIKE, Inc., Class B	81,576	12,603
YUM! Brands, Inc.	105,908	12,183
McDonald’s Corp.	34,091	7,875
Starbucks Corp.	66,885	7,478
Royal Caribbean Cruises, Ltd.[1]	71,567	6,103
Domino’s Pizza, Inc.	6,418	2,994
		625,141

Consumer staples 5.63%
Nestlé SA (ADR)	798,424	99,595
Keurig Dr Pepper, Inc.	1,905,860	67,163
Mondelez International, Inc.	959,448	59,908
Conagra Brands, Inc.	1,466,412	53,348
Archer Daniels Midland Company	842,092	51,031
Hormel Foods Corp.	665,594	31,782
Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
Procter & Gamble Company	217,700	29,374
Walgreens Boots Alliance, Inc.	528,193	27,788
Kraft Heinz Company	679,313	27,702
Church & Dwight Co., Inc.	290,397	24,748
Unilever PLC (ADR)	384,674	22,504
Costco Wholesale Corp.	45,675	18,072
General Mills, Inc.	196,934	11,999
Kimberly-Clark Corp.	51,092	6,835
Danone (ADR)	426,506	6,001
Kroger Co.	68,480	2,624
		570,890

Energy 5.32%
Chevron Corp.	1,238,265	129,696
Enbridge, Inc.	2,218,846	88,843
Pioneer Natural Resources Company	473,437	76,943
EOG Resources, Inc.	656,642	54,790
Baker Hughes Co., Class A	2,372,089	54,250
ConocoPhillips	876,699	53,391
Exxon Mobil Corp.	500,717	31,585
Cabot Oil & Gas Corp.	1,103,310	19,264
Valero Energy Corp.	210,265	16,417
TC Energy Corp.	293,686	14,543
		539,722

Materials 4.62%
Dow Inc.	2,088,482	132,159
LyondellBasell Industries NV	936,756	96,364
Nucor Corp.	653,278	62,669
Air Products and Chemicals, Inc.	131,758	37,904
Rio Tinto PLC (ADR)	407,632	34,196
Vulcan Materials Co.	184,643	32,141
Linde PLC	64,217	18,565
PPG Industries, Inc.	77,713	13,194

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Huntsman Corp.	488,334	$12,951
Packaging Corporation of America	85,423	11,568
Corteva, Inc.	208,956	9,267
Sherwin-Williams Company	27,139	7,394
		468,372

Utilities 3.11%
Exelon Corp.	1,448,171	64,168
Sempra Energy	455,337	60,323
CMS Energy Corp.	603,614	35,662
Xcel Energy, Inc.	533,292	35,133
DTE Energy Company	265,640	34,427
NextEra Energy, Inc.	320,714	23,502
Public Service Enterprise Group, Inc.	289,506	17,295
American Electric Power Company, Inc.	147,763	12,499
Dominion Energy, Inc.	164,082	12,072
Edison International	184,742	10,682
Entergy Corp.	98,358	9,806
		315,569

Real estate 2.05%
Digital Realty Trust, Inc. REIT	483,148	72,694
Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
Regency Centers Corp. REIT	443,190	28,395
Mid-America Apartment Communities, Inc. REIT	151,734	25,555
American Tower Corp. REIT	75,937	20,514
Boston Properties, Inc. REIT	121,984	13,978
Extra Space Storage, Inc. REIT	61,459	10,068
		208,358

Total common stocks (cost: $7,880,691,000)		9,788,979

Convertible stocks 0.57%
Utilities 0.26%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890
		26,674

Health care 0.17%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	13,161
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	67,800	3,628
		16,789

Financials 0.08%
KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706

Information technology 0.06%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536

Total convertible stocks (cost: $54,218,000)		57,705

Short-term securities 3.68%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3,4]	3,061,380	306,138

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.66%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	37,307,569	$37,308
Capital Group Central Cash Fund 0.04%[3,4,5]	301,593	30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	198,091	198
		67,665

Total short-term securities (cost: $373,792,000)		373,803
Total investment securities 100.72% (cost: $8,308,701,000)		10,220,487
Other assets less liabilities (0.72)%		(72,903)

Net assets 100.00%		$10,147,584

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3]	$178,532	$1,511,735		$1,384,098	$(8)	$(23)	$306,138	$70
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%[3,5]	—	30,159	[6]				30,159	—	[7]
Total short-term securities							336,297
Total 3.32%					$(8)	$(23)	$336,297	$70

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 6/30/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70	American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 94.60%	Shares	Value (000)
Information technology 18.57%
Microsoft Corp.	292,716	$79,297
Broadcom, Inc.	158,869	75,755
Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
ASML Holding NV	63,381	43,544
Tokyo Electron, Ltd.	61,300	26,530
Apple, Inc.	112,632	15,426
Mastercard, Inc., Class A	29,570	10,796
Logitech International SA	76,108	9,221
NetEase, Inc.	405,000	9,175
Keyence Corp.	16,800	8,479
Delta Electronics, Inc.	764,000	8,308
Accenture PLC, Class A	28,048	8,268
EPAM Systems, Inc.[1]	14,829	7,577
Hexagon AB, Class B	381,021	5,645
GlobalWafers Co., Ltd.	144,000	4,750
Adobe, Inc.[1]	8,100	4,744
Capgemini SE	21,421	4,115
Fujitsu Ltd.	20,600	3,857
OBIC Co., Ltd.	18,500	3,449
Advanced Micro Devices, Inc.[1]	33,699	3,165
Visa, Inc., Class A	13,175	3,081
PayPal Holdings, Inc.[1]	10,315	3,007
Applied Materials, Inc.	19,258	2,742
Ceridian HCM Holding, Inc.[1]	26,904	2,581
MediaTek, Inc.	68,000	2,348
RingCentral, Inc., Class A1	8,065	2,343
NortonLifeLock, Inc.	80,313	2,186
ServiceNow, Inc.[1]	3,886	2,135
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,337	1,955
Worldline SA, non-registered shares[1]	20,829	1,950
Snowflake, Inc., Class A1	7,760	1,876
Nomura Research Institute, Ltd.	50,700	1,677
Samsung Electronics Co., Ltd.	20,872	1,496
Micron Technology, Inc.[1]	10,560	897
Atlassian Corp. PLC, Class A1	3,492	897
SS&C Technologies Holdings, Inc.	12,082	871
Afterpay, Ltd.[1]	9,714	861
GDS Holdings, Ltd., Class A1	58,400	578
Autodesk, Inc.[1]	1,003	293
		437,858

Financials 14.65%
AIA Group, Ltd.	2,780,400	34,557
Kotak Mahindra Bank, Ltd.[1]	869,039	19,944
CME Group, Inc., Class A	92,036	19,574
Zurich Insurance Group AG	47,087	18,891
Toronto-Dominion Bank (CAD denominated)	249,135	17,459
Sberbank of Russia PJSC (ADR)	927,306	15,398
HDFC Bank, Ltd.	623,164	12,558
HDFC Bank, Ltd. (ADR)	21,583	1,578
JPMorgan Chase & Co.	83,900	13,050
Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
S&P Global, Inc.	25,987	10,666
HDFC Life Insurance Company, Ltd.	1,072,357	9,901
ING Groep NV	736,557	9,729
DNB ASA	445,505	9,707
Lufax Holding, Ltd. (ADR)[1,2]	763,916	8,632
Nasdaq, Inc.	47,618	8,371
BlackRock, Inc.	8,911	7,797
M&G PLC	2,415,609	7,649

American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KBC Groep NV	100,287	$7,646
Citigroup, Inc.	104,865	7,419
B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
PNC Financial Services Group, Inc.	34,777	6,634
Intercontinental Exchange, Inc.	54,492	6,468
Barclays PLC	2,633,650	6,234
Discover Financial Services	50,737	6,002
The Blackstone Group, Inc.	60,453	5,873
Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
St. James’s Place PLC	218,457	4,463
American International Group, Inc.	87,991	4,188
Tradeweb Markets, Inc., Class A	41,602	3,518
Macquarie Group, Ltd.	29,731	3,488
Bank of America Corp.	76,833	3,168
Legal & General Group PLC	843,355	3,005
Futu Holdings, Ltd. (ADR)[1]	16,335	2,926
FinecoBank SpA[1]	157,067	2,738
Banco Santander, SA	713,361	2,723
BNP Paribas SA	41,532	2,604
Berkshire Hathaway, Inc., Class B1	9,154	2,544
Moody’s Corp.	6,973	2,527
Power Corporation of Canada, subordinate voting shares	75,066	2,373
National Bank of Canada	19,203	1,437
AXA SA	56,201	1,425
Bajaj Finance, Ltd.[1]	17,549	1,420
Tryg A/S	48,816	1,198
Swedbank AB, Class A	61,820	1,150
Aegon NV2	226,986	942
China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
Marsh & McLennan Companies, Inc.	4,287	603
BOC Hong Kong (Holdings), Ltd.	174,500	592
Allfunds Group PLC[1]	12,918	225
DBS Group Holdings, Ltd.	1,595	35
		345,398

Consumer discretionary 12.15%
LVMH Moët Hennessy-Louis Vuitton SE	52,716	41,337
Amazon.com, Inc.[1]	10,466	36,005
General Motors Company[1]	440,292	26,052
Home Depot, Inc.	76,806	24,493
MercadoLibre, Inc.[1]	10,746	16,740
Flutter Entertainment PLC[1]	67,148	12,158
Stellantis NV	503,618	9,880
Midea Group Co., Ltd., Class A	696,900	7,698
Ocado Group PLC[1]	267,420	7,410
adidas AG	19,898	7,406
Marriott International, Inc., Class A1	49,582	6,769
Barratt Developments PLC	691,446	6,649
Restaurant Brands International, Inc. (CAD denominated)[2]	98,950	6,376
Restaurant Brands International, Inc.	2,330	150
Chipotle Mexican Grill, Inc.[1]	4,023	6,237
Kering SA	6,422	5,612
Ferrari NV (EUR denominated)	25,598	5,281
Shimano, Inc.	22,000	5,218
Booking Holdings, Inc.[1]	2,007	4,392
Cie. Financière Richemont SA, Class A	32,788	3,967
Astra International Tbk PT	11,337,300	3,863
NIKE, Inc., Class B	23,456	3,624
Sony Group Corp.	35,000	3,407
Moncler SpA	49,234	3,331
Evolution AB	20,919	3,306

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Naspers, Ltd., Class N	14,466	$3,037
Nokian Renkaat Oyj	71,812	2,899
Taylor Wimpey PLC	1,310,386	2,881
DraftKings, Inc., Class A1	49,904	2,604
EssilorLuxottica	13,319	2,458
Just Eat Takeaway (GBP denominated)[1]	24,031	2,225
Meituan, Class B1	52,200	2,154
SAIC Motor Corp., Ltd., Class A1	626,400	2,130
Industria de Diseño Textil, SA	60,428	2,129
H & M Hennes & Mauritz AB, Class B1	77,418	1,836
Wayfair Inc., Class A1	3,927	1,240
Peloton Interactive, Inc., Class A1	7,728	958
Domino’s Pizza Enterprises, Ltd.	8,633	780
Tesla, Inc.[1]	1,085	737
InterContinental Hotels Group PLC[1]	10,909	726
Faurecia SA	5,839	286
		286,441

Health care 11.16%
Abbott Laboratories	316,200	36,657
UnitedHealth Group, Inc.	72,720	29,120
Gilead Sciences, Inc.	377,811	26,016
Novartis AG	242,534	22,103
Amgen, Inc.	76,913	18,748
Thermo Fisher Scientific, Inc.	33,122	16,709
AstraZeneca PLC	98,167	11,791
Stryker Corp.	39,293	10,206
Sanofi	72,406	7,586
Centene Corp.[1]	93,169	6,795
Eli Lilly and Company	26,860	6,165
Medtronic PLC	48,782	6,055
Pfizer, Inc.	148,916	5,832
Chugai Pharmaceutical Co., Ltd.	141,500	5,607
Siemens Healthineers AG	76,722	4,701
Coloplast A/S, Class B	26,296	4,315
WuXi Biologics (Cayman), Inc.[1]	233,000	4,270
Zimmer Biomet Holdings, Inc.	25,906	4,166
Olympus Corp.	184,800	3,673
PerkinElmer, Inc.	23,686	3,657
Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
AbbVie, Inc.	25,247	2,844
Baxter International, Inc.	30,945	2,491
Intuitive Surgical, Inc.[1]	2,687	2,471
Illumina, Inc.[1]	5,170	2,446
Zoetis, Inc., Class A	12,774	2,381
Cigna Corp.	7,371	1,747
Alcon, Inc.	24,235	1,697
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	169,706	1,680
M3, Inc.	22,000	1,607
Vertex Pharmaceuticals, Inc.[1]	7,437	1,500
Hypera SA, ordinary nominative shares	179,438	1,244
GlaxoSmithKline PLC	57,137	1,122
DexCom, Inc.[1]	2,076	886
Insulet Corp.[1]	3,116	855
CanSino Biologics, Inc., Class H1	11,200	595
		263,125

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Communication services 10.41%
Alphabet, Inc., Class C1	13,065	$32,745
Alphabet, Inc., Class A1	8,834	21,571
Netflix, Inc.[1]	73,037	38,579
Facebook, Inc., Class A1	101,781	35,390
SoftBank Corp.	1,771,200	23,173
Comcast Corp., Class A	361,394	20,607
Yandex NV, Class A1	239,086	16,915
Tencent Holdings, Ltd.	148,500	11,169
Altice USA, Inc., Class A1	246,652	8,421
SoftBank Group Corp.	89,000	6,229
Bilibili, Inc., Class Z (ADR)[1]	24,613	2,999
Bilibili, Inc., Class Z1	23,180	2,854
Activision Blizzard, Inc.	50,869	4,855
Sea, Ltd., Class A (ADR)[1]	13,375	3,673
Cellnex Telecom, SA, non-registered shares	57,116	3,638
Vivendi SA2	103,892	3,490
Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
Omnicom Group, Inc.	24,376	1,950
ITV PLC[1]	1,096,106	1,904
América Móvil, SAB de CV, Series L (ADR)	58,815	882
Walt Disney Company[1]	3,716	653
Indus Towers, Ltd.	98,788	317
		245,461

Industrials 8.31%
Airbus SE, non-registered shares[1]	155,935	20,051
CSX Corp.	596,814	19,146
General Electric Co.	815,977	10,983
Deere & Company	24,478	8,634
Safran SA	61,889	8,580
LIXIL Corp.	305,600	7,903
Parker-Hannifin Corp.	25,409	7,803
BAE Systems PLC	1,058,265	7,642
Lockheed Martin Corp.	20,004	7,568
Country Garden Services Holdings Co., Ltd.	591,000	6,386
Stanley Black & Decker, Inc.	28,809	5,906
VINCI SA	55,293	5,900
Honeywell International, Inc.	25,632	5,622
Raytheon Technologies Corp.	65,196	5,562
TransDigm Group, Inc.[1]	7,424	4,805
Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
Melrose Industries PLC	2,193,953	4,707
Recruit Holdings Co., Ltd.	94,000	4,628
Emerson Electric Co.	47,421	4,564
Nidec Corp.	36,900	4,276
Johnson Controls International PLC	57,412	3,940
Bunzl PLC	96,986	3,205
Eiffage SA	26,656	2,712
Aena SME, SA, non-registered shares	15,922	2,611
ASSA ABLOY AB, Class B	81,458	2,454
Ryanair Holdings PLC (ADR)[1]	22,571	2,442
Union Pacific Corp.	9,600	2,111
Sydney Airport, units[1]	472,784	2,053
Adecco Group AG	29,114	1,978
RELX PLC	69,864	1,855
SMC Corp.	3,100	1,832
ACS, Actividades de Construcción y Servicios, SA	60,033	1,608
Wizz Air Holdings PLC[1]	23,911	1,544
AB Volvo, Class B	64,119	1,543
ManpowerGroup, Inc.	12,744	1,515
InPost SA1	72,793	1,461

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Atlas Copco AB, Class B	27,077	$1,424
L3Harris Technologies, Inc.	6,496	1,404
Carrier Global Corp.	26,716	1,298
Ritchie Bros. Auctioneers, Inc.	12,985	770
Schneider Electric SE	3,633	572
Otis Worldwide Corp.	4,082	334
		196,049

Consumer staples 6.00%
Philip Morris International, Inc.	327,580	32,466
Nestlé SA	140,236	17,463
British American Tobacco PLC	375,918	14,560
British American Tobacco PLC (ADR)	15,802	621
Keurig Dr Pepper, Inc.	405,571	14,292
Altria Group, Inc.	198,594	9,469
Kweichow Moutai Co., Ltd., Class A	24,100	7,671
Swedish Match AB	756,927	6,455
Heineken NV	52,309	6,339
Imperial Brands PLC	218,629	4,709
Danone SA	56,010	3,943
Kirin Holdings Company, Ltd.	200,600	3,911
Constellation Brands, Inc., Class A	15,800	3,696
Treasury Wine Estates, Ltd.	400,908	3,512
Bunge, Ltd.	44,000	3,439
Mondelez International, Inc.	33,312	2,080
Conagra Brands, Inc.	50,345	1,832
Pernod Ricard SA	6,779	1,505
Thai Beverage PCL	2,419,500	1,215
ITC, Ltd.	248,407	677
Arca Continental, SAB de CV1	112,300	651
Oatly Group AB (ADR)[1]	23,567	576
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470
		141,552

Materials 5.71%
Vale SA, ordinary nominative shares	1,379,408	31,408
Vale SA, ordinary nominative shares (ADR)	986,518	22,503
Rio Tinto PLC	287,922	23,694
BHP Group PLC	362,100	10,669
Fortescue Metals Group, Ltd.	508,556	8,902
Linde PLC	20,634	5,965
Freeport-McMoRan, Inc.	125,242	4,648
Shin-Etsu Chemical Co., Ltd.	27,600	4,616
HeidelbergCement AG	42,449	3,641
Dow Inc.	47,755	3,022
CRH PLC	51,660	2,603
Akzo Nobel NV	20,294	2,507
Amcor PLC (CDI)	165,731	1,880
Albemarle Corp.	10,500	1,769
Barrick Gold Corp. (CAD denominated)	79,724	1,649
Koninklijke DSM NV	8,292	1,548
Air Liquide SA, non-registered shares	6,629	1,161
Evonik Industries AG	28,154	944
Huntsman Corp.	31,500	835
Lynas Rare Earths, Ltd.[1]	163,843	702
		134,666

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$19,424
EOG Resources, Inc.	119,710	9,989
Gazprom PJSC (ADR)	1,097,013	8,361
TC Energy Corp. (CAD denominated)	114,213	5,652
BP PLC	994,134	4,332
Chevron Corp.	40,379	4,229
ConocoPhillips	57,341	3,492
TotalEnergies SE	76,543	3,463
Royal Dutch Shell PLC, Class B	147,294	2,851
Suncor Energy, Inc.	88,930	2,130
Reliance Industries, Ltd.	43,639	1,239
		65,162

Utilities 2.72%
Enel SpA	1,613,152	14,981
DTE Energy Company	76,995	9,979
China Resources Gas Group, Ltd.	1,534,000	9,207
Iberdrola, SA, non-registered shares	608,791	7,421
Entergy Corp.	50,365	5,021
E.ON SE	380,980	4,406
NextEra Energy, Inc.	50,808	3,723
Ørsted AS	14,147	1,985
Engie SA	141,365	1,937
China Gas Holdings, Ltd.	578,200	1,765
Endesa, SA	64,074	1,554
AES Corp.	52,478	1,368
Power Grid Corporation of India, Ltd.	239,207	748
		64,095

Real estate 2.16%
Crown Castle International Corp. REIT	89,497	17,461
American Tower Corp. REIT	38,009	10,268
Longfor Group Holdings, Ltd.	1,443,500	8,087
Boston Properties, Inc. REIT	25,581	2,931
VICI Properties, Inc. REIT	75,169	2,332
Equinix, Inc. REIT	2,838	2,278
Shimao Group Holdings, Ltd.	692,000	1,697
CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
Vonovia SE	17,384	1,124
Sun Hung Kai Properties, Ltd.	67,000	998
China Resources Land, Ltd.	206,000	834
Iron Mountain, Inc. REIT	16,501	698
China Resources Mixc Lifestyle Services, Ltd.	95,800	656
Shimao Services Holdings, Ltd.	39,000	135
		51,037

Total common stocks (cost: $1,685,564,000)		2,230,844

Preferred securities 0.90%
Consumer discretionary 0.47%
Volkswagen AG, nonvoting preferred shares	44,378	11,114

Financials 0.25%
Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	125
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	125
		5,796

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.12%
Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$2,930

Health care 0.06%
Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384

Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%
Industrials 0.00%
ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares, expire 2021[1]	26,540	37

Total rights & warrants (cost: $40,000)		37

Convertible stocks 0.23%
Financials 0.13%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[3]	2,400	3,030

Information technology 0.06%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544

Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989

Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%	Principal amount (000)
Communication services 0.20%
Sea Ltd., convertibles notes, 2.375% 2025	$1,500	4,635

Total convertible bonds & notes (cost: $3,840,000)		4,635

Bonds, notes & other debt instruments 0.37%
Corporate bonds, notes & loans 0.32%
Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048
		2,748

Consumer discretionary 0.11%
Carnival Corp. 11.50% 2023[3]	800	901
General Motors Company 5.40% 2023	300	331
General Motors Financial Co. 5.20% 2023	300	323
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	800	923
		2,478

Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.04%
CenturyLink, Inc. 7.50% 2024		$400	$450
Sprint Corp. 7.25% 2021		500	508
			958
Consumer staples 0.01%
JBS Investments GMBH II 7.00% 2026[3]		300	319

Total corporate bonds, notes & loans			7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 2023	MXN	20,000	1,052

Total bonds, notes & other debt instruments (cost: $8,537,000)			8,607

Short-term securities 4.24%		Shares
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4,5]		882,377	88,238

Money market investments purchased with collateral from securities on loan 0.50%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]		6,422,520	6,422
Capital Group Central Cash Fund 0.04%[4,5,6]		51,919	5,192
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]		34,102	34
			11,648

Total short-term securities (cost: $99,895,000)			99,886
Total investment securities 100.54% (cost: $1,824,269,000)			2,370,796
Other assets less liabilities (0.54)%			(12,619)

Net assets 100.00%			$2,358,177

Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4]	$66,489	$397,923		$376,162	$4	$(16)	$88,238	$26
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%[4,6]	—	5,192	[7]				5,192	—	[8]
Total short-term securities							93,430
Total 3.96%					$4	$(16)	$93,430	$26

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series	79

Growth-Income Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 96.66%	Shares	Value (000)
Information technology 22.24%
Microsoft Corp.	10,424,024	$2,823,868
Broadcom, Inc.	2,560,501	1,220,949
Mastercard, Inc., Class A	1,741,921	635,958
Visa, Inc., Class A	1,282,991	299,989
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
Accenture PLC, Class A	991,200	292,196
Adobe, Inc.[1]	453,373	265,513
ASML Holding NV	234,068	160,810
ASML Holding NV (New York registered) (ADR)	147,800	102,106
Fidelity National Information Services, Inc.	1,268,981	179,777
Intel Corp.	2,996,600	168,229
Automatic Data Processing, Inc.	845,000	167,834
Apple, Inc.	1,220,400	167,146
ServiceNow, Inc.[1]	281,938	154,939
Autodesk, Inc.[1]	530,000	154,707
PayPal Holdings, Inc.[1]	498,649	145,346
Concentrix Corp.[1]	868,198	139,606
GoDaddy Inc., Class A1	1,402,444	121,956
Ceridian HCM Holding, Inc.[1]	1,240,574	118,996
StoneCo, Ltd., Class A1	1,659,500	111,286
FleetCor Technologies, Inc.[1]	420,507	107,675
Global Payments, Inc.	572,628	107,391
Euronet Worldwide, Inc.[1]	763,602	103,354
CDK Global, Inc.	2,042,800	101,507
Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
MKS Instruments, Inc.	481,000	85,594
Applied Materials, Inc.	517,400	73,678
Shopify, Inc., Class A, subordinate voting shares[1]	48,000	70,127
Atlassian Corp. PLC, Class A1	247,800	63,650
Texas Instruments, Inc.	308,278	59,282
Fiserv, Inc.[1]	536,700	57,368
QUALCOMM, Inc.	375,195	53,627
Micron Technology, Inc.[1]	629,500	53,495
Amphenol Corp., Class A	772,000	52,812
Dye & Durham, Ltd.	1,322,100	50,800
KLA Corp.	155,000	50,253
Samsung Electronics Co., Ltd.	570,000	40,846
Lam Research Corp.	62,390	40,597
Analog Devices, Inc.	231,000	39,769
Trimble, Inc.[1]	413,300	33,820
NetEase, Inc.	1,093,900	24,782
VeriSign, Inc.[1]	61,000	13,889
Arista Networks, Inc.[1]	32,500	11,775
		9,112,848

Communication services 16.78%
Facebook, Inc., Class A1	5,728,392	1,991,819
Alphabet, Inc., Class A1	408,780	998,155
Alphabet, Inc., Class C1	358,167	897,681
Netflix, Inc.[1]	2,577,884	1,361,664
Comcast Corp., Class A	14,034,950	800,273
Charter Communications, Inc., Class A1	573,127	413,482
Electronic Arts, Inc.	1,168,000	167,993
Tencent Holdings, Ltd.	1,782,100	134,043
Walt Disney Company[1]	300,000	52,731
Vodafone Group PLC	20,000,000	33,570
Activision Blizzard, Inc.	262,939	25,095
		6,876,506

80	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 11.31%
UnitedHealth Group, Inc.	2,609,900	$1,045,108
Abbott Laboratories	6,794,592	787,697
Gilead Sciences, Inc.	7,260,400	499,951
Amgen, Inc.	1,036,000	252,525
Novo Nordisk A/S, Class B	2,446,056	204,929
AstraZeneca PLC	1,249,112	150,033
AstraZeneca PLC (ADR)[2]	721,200	43,200
Anthem, Inc.	463,288	176,883
Thermo Fisher Scientific, Inc.	336,353	169,680
AbbVie, Inc.	1,296,036	145,986
GlaxoSmithKline PLC	6,402,300	125,706
PerkinElmer, Inc.	743,500	114,804
Merck & Co., Inc.	1,377,900	107,159
Medtronic PLC	860,000	106,752
Royalty Pharma PLC, Class A	2,557,706	104,840
Baxter International, Inc.	995,800	80,162
Edwards Lifesciences Corp.[1]	712,289	73,772
Eli Lilly and Company	248,703	57,082
Zimmer Biomet Holdings, Inc.	342,366	55,059
AmerisourceBergen Corp.	475,400	54,429
NovoCure, Ltd.[1]	193,600	42,944
Vertex Pharmaceuticals, Inc.[1]	192,000	38,713
Roche Holding AG, nonvoting non-registered shares	93,081	35,065
Seagen, Inc.[1]	215,292	33,990
Stryker Corp.	117,135	30,424
Ultragenyx Pharmaceutical, Inc.[1]	315,000	30,035
Humana Inc.	65,300	28,910
Allogene Therapeutics, Inc.[1]	800,000	20,864
Vir Biotechnology, Inc.[1]	258,400	12,217
Organon & Co.[1]	118,490	3,586
		4,632,505

Industrials 10.29%
Carrier Global Corp.	8,800,613	427,710
CSX Corp.	8,801,100	282,339
Woodward, Inc.	2,204,500	270,889
Northrop Grumman Corp.	733,200	266,467
Raytheon Technologies Corp.	2,574,145	219,600
Equifax, Inc.	893,208	213,932
Airbus SE, non-registered shares[1]	1,617,590	207,994
TransDigm Group, Inc.[1]	302,520	195,818
Meggitt PLC[1]	30,279,152	193,174
Waste Connections, Inc.	1,516,231	181,084
Union Pacific Corp.	697,700	153,445
TFI International, Inc.	1,671,259	152,402
BWX Technologies, Inc.	2,357,405	137,012
Norfolk Southern Corp.	482,759	128,129
General Dynamics Corp.	593,975	111,822
Waste Management, Inc.	767,700	107,563
Old Dominion Freight Line, Inc.	405,000	102,789
L3Harris Technologies, Inc.	446,960	96,610
General Electric Co.	7,022,250	94,520
Honeywell International, Inc.	409,067	89,729
Air Lease Corp., Class A	2,097,300	87,541
Lockheed Martin Corp.	230,000	87,021
Fortive Corp.	1,085,000	75,668
Safran SA	539,713	74,825
ITT, Inc.	750,836	68,769
Ryanair Holdings PLC (ADR)[1]	445,550	48,213
Ryanair Holdings PLC[1]	611,907	11,580
Fastenal Co.	635,000	33,020
Montana Aerospace AG1	658,516	27,721

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Cummins, Inc.	100,000	$24,381
Caterpillar, Inc.	101,600	22,111
Otis Worldwide Corp.	268,100	21,923
		4,215,801

Financials 10.10%
JPMorgan Chase & Co.	4,619,132	718,460
PNC Financial Services Group, Inc.	1,531,486	292,146
Marsh & McLennan Companies, Inc.	1,744,801	245,459
Intercontinental Exchange, Inc.	2,000,990	237,518
CME Group, Inc., Class A	1,078,500	229,375
Aon PLC, Class A	882,200	210,634
Chubb, Ltd.	1,239,153	196,951
Nasdaq, Inc.	1,095,500	192,589
BlackRock, Inc.	205,800	180,069
S&P Global, Inc.	433,338	177,864
Moody’s Corp.	425,900	154,333
Travelers Companies, Inc.	931,955	139,523
American International Group, Inc.	2,851,000	135,708
Arthur J. Gallagher & Co.	966,650	135,408
Discover Financial Services	1,019,080	120,547
KeyCorp	4,886,953	100,916
Bank of America Corp.	2,445,755	100,838
Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
State Street Corp.	1,077,260	88,637
Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
Charles Schwab Corp.	879,000	64,000
B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
Truist Financial Corp.	870,732	48,326
Wells Fargo & Company	981,600	44,457
Webster Financial Corp.	823,516	43,926
Citizens Financial Group, Inc.	728,750	33,428
UBS Group AG	1,343,666	20,563
		4,138,860

Consumer discretionary 8.77%
Amazon.com, Inc.[1]	380,560	1,309,187
General Motors Company[1]	8,736,000	516,909
Home Depot, Inc.	813,961	259,564
Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
Royal Caribbean Cruises, Ltd.[1]	1,925,400	164,198
Hilton Worldwide Holdings, Inc.[1]	1,177,320	142,008
Burlington Stores, Inc.[1]	381,458	122,826
Dollar Tree Stores, Inc.[1]	1,105,278	109,975
MercadoLibre, Inc.[1]	70,000	109,045
Kering SA	101,695	88,871
Chipotle Mexican Grill, Inc.[1]	53,110	82,339
Lowe’s Companies, Inc.	345,000	66,920
Peloton Interactive, Inc., Class A1	465,000	57,669
Hasbro, Inc.	558,000	52,742
Thor Industries, Inc.	440,200	49,743
Dollar General Corp.	223,710	48,409
McDonald’s Corp.	198,000	45,736
Aptiv PLC[1]	233,000	36,658
YUM! Brands, Inc.	196,630	22,618
Starbucks Corp.	199,000	22,250
Marriott International, Inc., Class A1	161,200	22,007
Booking Holdings, Inc.[1]	8,100	17,724
Wynn Resorts, Ltd.[1]	105,122	12,857
Airbnb, Inc., Class A1	39,731	6,084
		3,592,797

82	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 4.88%
Linde PLC	1,010,978	$292,274
Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
Vale SA, ordinary nominative shares	3,404,848	77,526
LyondellBasell Industries NV	2,453,100	252,350
Celanese Corp.	1,250,900	189,636
Air Products and Chemicals, Inc.	602,306	173,271
Dow Inc.	2,550,000	161,364
International Flavors & Fragrances, Inc.	1,075,001	160,605
Freeport-McMoRan, Inc.	3,803,000	141,129
Sherwin-Williams Company	475,300	129,496
Rio Tinto PLC	1,020,655	83,992
PPG Industries, Inc.	295,550	50,176
Barrick Gold Corp.	2,373,000	49,074
Allegheny Technologies, Inc.[1]	1,458,734	30,415
		2,001,298

Consumer staples 4.39%
Philip Morris International, Inc.	5,342,126	529,458
Keurig Dr Pepper, Inc.	10,054,335	354,315
British American Tobacco PLC	4,663,859	180,642
Reckitt Benckiser Group PLC	1,275,000	112,824
Anheuser-Busch InBev SA/NV	1,358,211	97,934
Nestlé SA	731,589	91,104
Mondelez International, Inc.	1,436,300	89,682
Molson Coors Beverage Company, Class B, restricted voting shares[1]	1,620,313	86,995
Clorox Co.	300,000	53,973
Herbalife Nutrition, Ltd.[1]	849,000	44,768
Church & Dwight Co., Inc.	424,500	36,176
General Mills, Inc.	428,800	26,127
Pernod Ricard SA	117,200	26,015
Constellation Brands, Inc., Class A	100,700	23,553
Lamb Weston Holdings, Inc.	291,727	23,531
Kraft Heinz Company	567,200	23,130
		1,800,227

Energy 3.02%
Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
EOG Resources, Inc.	3,255,400	271,631
Chevron Corp.	2,127,065	222,789
ConocoPhillips	2,699,104	164,375
TC Energy Corp. (CAD denominated)	1,821,019	90,111
Equitrans Midstream Corp.	9,950,307	84,677
Baker Hughes Co., Class A	3,492,424	79,872
Exxon Mobil Corp.	500,000	31,540
Weatherford International[1]	128,424	2,337
		1,235,860

Real estate 2.56%
Equinix, Inc. REIT	524,200	420,723
Crown Castle International Corp. REIT	1,561,966	304,740
MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
VICI Properties, Inc. REIT	2,887,318	89,565
Digital Realty Trust, Inc. REIT	592,500	89,147
		1,050,508

Utilities 2.32%
Enel SpA	23,794,069	220,971
AES Corp.	5,403,200	140,861
Endesa, SA	5,162,847	125,253
Sempra Energy	750,000	99,360
Exelon Corp.	1,576,100	69,837
CenterPoint Energy, Inc.	2,840,104	69,639

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Entergy Corp.	634,900	$63,300
CMS Energy Corp.	918,200	54,247
Edison International	522,800	30,228
PG&E Corp.[1]	2,840,000	28,883
Xcel Energy, Inc.	423,300	27,887
American Electric Power Company, Inc.	250,600	21,198
		951,664

Total common stocks (cost: $22,103,914,000)		39,608,874

Convertible stocks 1.06%
Health care 0.57%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	91,256
		232,626

Information technology 0.38%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217

Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280

Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Energy 0.02%
Weatherford International PLC 8.75% 2024[3]	$1,982	2,077
Weatherford International PLC 11.00% 2024[3]	5,280	5,498
		7,575

Industrials 0.02%
Boeing Company 4.875% 2025	4,706	5,275

Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025	160	177
General Motors Financial Co. 5.25% 2026	827	956
		1,133

Total corporate bonds, notes & loans		13,983

Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983

Short-term securities 2.57%	Shares
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4,5]	9,823,658	982,367

84	American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	38,305,963	$38,305
Capital Group Central Cash Fund 0.04%[4,5,6]	309,664	30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	203,392	203
		69,475

Total short-term securities (cost: $1,051,746,000)		1,051,842
Total investment securities 100.33% (cost: $23,482,914,000)		41,110,466
Other assets less liabilities (0.33)%		(133,519)

Net assets 100.00%		$40,976,947

Investments in affiliates5

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions		Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4]	$1,005,764	$4,245,629		$4,268,866	$(52)	$(108)	$982,367	$486
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[4,6]	—	30,967	[7]				30,967	—	[8]
Total short-term securities							1,013,334
Total 2.47%					$(52)	$(108)	$1,013,334	$486

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	85

International Growth and Income Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 94.32%	Shares	Value (000)
Financials 17.54%
HDFC Bank, Ltd.	2,309,600	$46,543
ING Groep NV	3,359,189	44,372
AIA Group, Ltd.	2,338,600	29,066
Zurich Insurance Group AG	54,100	21,704
DNB ASA	825,000	17,975
Sberbank of Russia PJSC (ADR)	999,000	16,589
Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
Aegon NV	2,483,308	10,303
Great-West Lifeco, Inc. (CAD denominated)[1]	248,102	7,370
PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
Allfunds Group PLC[2]	99,470	1,731
		235,849

Consumer discretionary 13.51%
LVMH Moët Hennessy-Louis Vuitton SE	48,000	37,638
Prosus NV	345,500	33,786
Sony Group Corp.	224,700	21,874
Naspers, Ltd., Class N	95,400	20,030
Taylor Wimpey PLC	6,878,250	15,124
Flutter Entertainment PLC (CDI)[2]	73,000	13,274
Kering SA	14,379	12,566
Galaxy Entertainment Group, Ltd.[2]	1,345,000	10,766
Ferrari NV (EUR denominated)	50,000	10,316
Alibaba Group Holding, Ltd.[2]	221,000	6,262
		181,636

Health care 9.84%
Daiichi Sankyo Company, Ltd.	1,359,000	29,292
Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
Richter Gedeon Nyrt.	642,232	17,098
Fresenius SE & Co. KGaA	283,701	14,800
HOYA Corp.	85,000	11,270
Novartis AG	113,564	10,349
Chugai Pharmaceutical Co., Ltd.	228,900	9,070
GlaxoSmithKline PLC	386,500	7,589
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	417,000	4,128
NMC Health PLC[2,3,4]	304,610	4
		132,273

Materials 9.45%
Vale SA, ordinary nominative shares	1,712,500	38,993
Vale SA, ordinary nominative shares (ADR)	424,300	9,678
Rio Tinto PLC	455,900	37,517
Linde PLC	53,000	15,322
Air Liquide SA, non-registered shares	79,200	13,867
Akzo Nobel NV	93,955	11,609
		126,986

Communication services 9.29%
SoftBank Corp.	4,691,700	61,383
Yandex NV, Class A2	397,400	28,116
Tencent Holdings, Ltd.	209,500	15,758
Bilibili, Inc., Class Z (ADR)[2]	69,200	8,431
SoftBank Group Corp.	106,600	7,461
Rightmove PLC	423,500	3,804
		124,953

86	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 8.65%
Airbus SE, non-registered shares[2]	246,912	$31,749
Ryanair Holdings PLC (ADR)[2]	179,000	19,370
Singapore Technologies Engineering, Ltd.	5,270,000	15,167
Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
Komatsu, Ltd.	445,000	11,057
LIXIL Corp.	385,000	9,956
Aena SME, SA, non-registered shares	52,450	8,601
Recruit Holdings Co., Ltd.	108,400	5,337
		116,228

Information technology 8.58%
ASML Holding NV	47,800	32,840
Avast PLC	3,804,000	25,774
Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
Nice, Ltd. (ADR)	73,400	18,163
SUMCO Corp.	692,000	16,974
		115,319

Consumer staples 7.27%
Imperial Brands PLC	1,848,572	39,815
Treasury Wine Estates, Ltd.	2,607,742	22,842
Philip Morris International, Inc.	140,000	13,875
Pernod Ricard SA	39,400	8,746
British American Tobacco PLC	216,802	8,397
Kirin Holdings Company, Ltd.	209,500	4,085
		97,760

Utilities 4.30%
ENN Energy Holdings, Ltd.	1,150,000	21,891
Enel SpA	1,522,000	14,134
Iberdrola, SA, non-registered shares	632,578	7,711
E.ON SE	636,000	7,356
SSE PLC	325,350	6,753
		57,845

Energy 3.18%
Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
Canadian Natural Resources, Ltd.	92,000	3,338
Cenovus Energy ,Inc.	935,000	8,946
TotalEnergies SE	104,750	4,739
		42,766

Real estate 2.71%
China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
Sun Hung Kai Properties, Ltd.	747,000	11,132
Embassy Office Parks REIT	2,191,000	10,328
		36,475

Total common stocks (cost: $890,370,000)		1,268,090

Preferred securities 0.97%
Energy 0.97%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.35%
Brazil (Federative Republic of) 10.00% 2025	BRL	22,000	$4,668

Corporate bonds, notes & loans 0.29%
Health care 0.29%
Teva Pharmaceutical Finance Co. BV 3.15% 2026		$1,060	1,010
Teva Pharmaceutical Finance Co. BV 4.10% 2046		1,160	1,018
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]		1,808	1,855

Total bonds, notes & other debt instruments (cost: $9,567,000)			8,551

Short-term securities 5.09%		Shares
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6,7]		677,760	67,776

Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]		349,750	350
Capital Group Central Cash Fund 0.04%[6,7,8]		2,827	282
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]		1,857	2
			634

Total short-term securities (cost: $68,407,000)			68,410
Total investment securities 101.02% (cost: $975,794,000)			1,358,134
Other assets less liabilities (1.02)%			(13,681)

Net assets 100.00%			$1,344,453

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6]	$31,755	$345,022		$308,992	$(6)	$(3)	$67,776	$19
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%[6,8]	—	282	[9]				282	—	[10]
Total short-term securities							68,058
Total 5.06%					$(6)	$(3)	$68,058	$19

88	American Funds Insurance Series

International Growth and Income Fund (continued)

[1]	All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	89

Capital Income Builder

Investment portfolio June 30, 2021	unaudited

Common stocks 77.82%	Shares	Value (000)
Financials 15.52%
JPMorgan Chase & Co.	83,343	$12,963
Toronto-Dominion Bank (CAD denominated)	183,760	12,878
Zurich Insurance Group AG	32,066	12,865
Münchener Rückversicherungs-Gesellschaft AG	35,343	9,679
PNC Financial Services Group, Inc.	50,003	9,539
CME Group, Inc., Class A	36,313	7,723
DNB ASA	254,365	5,542
Power Corporation of Canada, subordinate voting shares	169,999	5,373
DBS Group Holdings, Ltd.	239,306	5,305
Principal Financial Group, Inc.	80,612	5,094
Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
American International Group, Inc.	97,550	4,643
Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
Intesa Sanpaolo SpA	1,467,194	4,053
Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
ING Groep NV	285,107	3,766
Kaspi.kz JSC[1]	34,518	3,659
Citigroup, Inc.	42,591	3,013
KeyCorp	142,937	2,952
Truist Financial Corp.	47,621	2,643
Tryg A/S	106,254	2,608
AIA Group, Ltd.	188,800	2,347
Citizens Financial Group, Inc.	42,181	1,935
Moscow Exchange MICEX-RTS PJSC	800,276	1,868
East West Bancorp, Inc.	24,733	1,773
PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
National Bank of Canada	19,938	1,492
U.S. Bancorp	25,853	1,473
Travelers Companies, Inc.	9,654	1,445
Swedbank AB, Class A	73,840	1,374
China Merchants Bank Co., Ltd., Class H	160,500	1,370
China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
State Street Corp.	15,793	1,299
Franklin Resources, Inc.	37,676	1,205
BNP Paribas SA	15,079	945
UBS Group AG	57,964	887
Sberbank of Russia PJSC (ADR)	51,961	863
Discover Financial Services	6,895	816
Everest Re Group, Ltd.	3,090	779
BlackRock, Inc.	827	724
Webster Financial Corp.	13,504	720
Euronext NV	6,323	688
Banco Santander, SA	171,144	653
Morgan Stanley	7,109	652
Marsh & McLennan Companies, Inc.	4,495	632
KBC Groep NV	8,123	619
EFG International AG	57,297	470
BOC Hong Kong (Holdings), Ltd.	127,000	431
Wells Fargo & Company	8,520	386
The Blackstone Group, Inc.	2,505	243
South State Corp.	2,444	200
Cullen/Frost Bankers, Inc.	1,550	174
Skandinaviska Enskilda Banken AB, Class A	11,929	154
IIFL Wealth Management, Ltd.	8,122	127
TISCO Financial Group PCL, foreign registered shares	31,200	86
Vontobel Holding AG	376	29
		161,170

90	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology 9.58%
Broadcom, Inc.	73,782	$35,182
Microsoft Corp.	75,404	20,427
Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
GlobalWafers Co., Ltd.	168,000	5,541
Intel Corp.	88,986	4,996
NetApp, Inc.	46,632	3,815
Vanguard International Semiconductor Corp.	857,700	3,632
KLA Corp.	7,476	2,424
Automatic Data Processing, Inc.	11,545	2,293
Paychex, Inc.	20,222	2,170
Texas Instruments, Inc.	9,708	1,867
Apple, Inc.	8,270	1,133
QUALCOMM, Inc.	7,229	1,033
Tokyo Electron, Ltd.	2,100	909
Tripod Technology Corp.[2]	171,000	829
Western Union Company	32,607	749
International Business Machines Corp.	2,145	314
BE Semiconductor Industries NV	2,742	233
SINBON Electronics Co., Ltd.[2]	20,000	197
FDM Group (Holdings) PLC	12,913	182
		99,453

Consumer staples 9.20%
Philip Morris International, Inc.	266,353	26,398
British American Tobacco PLC	353,229	13,681
Nestlé SA	53,596	6,674
General Mills, Inc.	96,775	5,897
Altria Group, Inc.	121,956	5,815
PepsiCo, Inc.	37,238	5,518
Unilever PLC (GBP denominated)	81,677	4,780
Coca-Cola Company	78,070	4,224
Carlsberg A/S, Class B	18,594	3,466
Imperial Brands PLC	149,897	3,228
Danone SA	43,107	3,035
Keurig Dr Pepper, Inc.	60,055	2,116
ITC, Ltd.	772,549	2,107
Kraft Heinz Company	49,619	2,023
Anheuser-Busch InBev SA/NV	23,574	1,700
Kimberly-Clark Corp.	9,419	1,260
Reckitt Benckiser Group PLC	10,484	928
Vector Group, Ltd.	62,743	887
Procter & Gamble Company	5,682	767
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
Viscofan, SA, non-registered shares	3,213	224
Scandinavian Tobacco Group A/S	10,343	211
Hilton Food Group PLC	9,039	137
		95,525

Health care 8.31%
Amgen, Inc.	79,720	19,432
Gilead Sciences, Inc.	250,519	17,251
AbbVie, Inc.	87,233	9,826
GlaxoSmithKline PLC	457,135	8,976
Novartis AG	76,224	6,946
Medtronic PLC	49,665	6,165
AstraZeneca PLC	40,350	4,846
Abbott Laboratories	29,261	3,392
UnitedHealth Group, Inc.	6,641	2,659
Merck & Co., Inc.	27,010	2,101
Roche Holding AG, nonvoting non-registered shares	5,287	1,992

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Eli Lilly and Company	5,987	$1,374
Royalty Pharma PLC, Class A	31,087	1,274
Organon & Co.[2]	1,852	56
		86,290

Real estate 7.41%
Crown Castle International Corp. REIT	140,260	27,365
VICI Properties, Inc. REIT	312,915	9,707
Digital Realty Trust, Inc. REIT	49,293	7,417
Gaming and Leisure Properties, Inc. REIT	113,388	5,253
Link Real Estate Investment Trust REIT	476,818	4,621
Federal Realty Investment Trust REIT	23,928	2,804
MGM Growth Properties LLC REIT, Class A	68,972	2,526
CK Asset Holdings, Ltd.	300,000	2,071
TAG Immobilien AG	57,556	1,826
Longfor Group Holdings, Ltd.	321,000	1,798
Equinix, Inc. REIT	1,936	1,554
Charter Hall Group REIT	129,795	1,511
American Tower Corp. REIT	4,320	1,167
Embassy Office Parks REIT	200,200	944
CTP NV2	42,585	858
Powergrid Infrastructure Investment Trust[2]	555,500	847
Americold Realty Trust REIT	21,956	831
Sun Hung Kai Properties, Ltd.	55,255	823
Alexandria Real Estate Equities, Inc. REIT	4,454	810
Mindspace Business Parks REIT	201,600	767
Kimco Realty Corp. REIT	35,988	750
China Resources Land, Ltd.	132,000	535
PSP Swiss Property AG	1,512	192
		76,977

Utilities 6.97%
Enel SpA	1,036,440	9,625
Iberdrola, SA, non-registered shares	736,018	8,972
DTE Energy Company	57,440	7,444
E.ON SE	608,464	7,037
Power Grid Corporation of India, Ltd.	1,687,070	5,275
Duke Energy Corp.	44,351	4,378
Exelon Corp.	96,088	4,258
Dominion Energy, Inc.	53,419	3,930
Southern Co.	53,857	3,259
Entergy Corp.	27,180	2,710
China Gas Holdings, Ltd.	631,600	1,928
SSE PLC	91,281	1,895
Engie SA	135,934	1,862
National Grid PLC	144,076	1,835
AES Corp.	62,187	1,621
Endesa, SA	61,633	1,495
Public Service Enterprise Group, Inc.	18,838	1,125
Sempra Energy	6,993	927
Edison International	9,921	574
Power Assets Holdings, Ltd.	89,000	546
Centrica PLC[2]	609,025	434
Keppel Infrastructure Trust	908,536	375
Guangdong Investment, Ltd.	220,000	316
Ratch Group PCL, foreign registered shares	205,400	293
CMS Energy Corp.	2,685	159
NextEra Energy, Inc.	1,381	101
		72,374

92	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy 5.02%
TC Energy Corp. (CAD denominated)	150,611	$7,453
TC Energy Corp.	45,730	2,264
Chevron Corp.	91,856	9,621
Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
EOG Resources, Inc.	48,393	4,038
Enbridge, Inc. (CAD denominated)	98,420	3,940
Gazprom PJSC (ADR)	490,038	3,735
ConocoPhillips	58,458	3,560
TotalEnergies SE	65,989	2,986
Royal Dutch Shell PLC, Class B	100,799	1,951
Royal Dutch Shell PLC, Class B (ADR)	6,718	261
BP PLC	355,878	1,551
Equitrans Midstream Corp.	181,336	1,543
Schlumberger, Ltd.	30,694	983
Exxon Mobil Corp.	11,940	753
Petronet LNG, Ltd.	96,578	293
		52,158

Materials 4.76%
Vale SA, ordinary nominative shares (ADR)	455,362	10,387
Vale SA, ordinary nominative shares	214,692	4,888
Rio Tinto PLC	99,773	8,211
BHP Group PLC	225,415	6,642
LyondellBasell Industries NV	45,568	4,688
Fortescue Metals Group, Ltd.	141,754	2,481
Air Products and Chemicals, Inc.	8,081	2,325
Dow Inc.	34,546	2,186
Evonik Industries AG	49,826	1,671
Asahi Kasei Corp.	146,600	1,611
BASF SE	18,155	1,430
Linde PLC	4,289	1,240
Celanese Corp.	5,378	815
Nexa Resources SA	43,598	382
WestRock Co.	6,230	331
Amcor PLC (CDI)	17,918	203
		49,491

Communication services 4.61%
Comcast Corp., Class A	217,877	12,423
SoftBank Corp.	690,000	9,028
BCE, Inc.	124,515	6,140
Verizon Communications, Inc.	70,618	3,957
Koninklijke KPN NV	1,032,627	3,225
HKT Trust and HKT, Ltd., units	1,927,240	2,626
TELUS Corp.	103,494	2,321
Indus Towers, Ltd.	450,711	1,447
Nippon Telegraph and Telephone Corp.	45,100	1,175
Vodafone Group PLC	659,561	1,107
WPP PLC	80,334	1,083
ITV PLC[2]	501,633	871
Omnicom Group, Inc.	8,748	700
ProSiebenSat.1 Media SE	33,506	666
HKBN, Ltd.	526,000	637
Zegona Communications PLC	128,515	264
Sanoma Oyj	10,670	177
		47,847

Industrials 3.89%
Raytheon Technologies Corp.	136,972	11,685
VINCI SA	27,538	2,938
Lockheed Martin Corp.	7,666	2,900
BOC Aviation, Ltd.	340,200	2,870

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Singapore Technologies Engineering, Ltd.	961,100	$2,766
RELX PLC	93,520	2,483
Trinity Industries, Inc.	72,684	1,954
ABB, Ltd.	54,575	1,852
Waste Management, Inc.	11,665	1,634
Union Pacific Corp.	5,919	1,302
CCR SA, ordinary nominative shares	448,936	1,214
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	47,238	971
United Parcel Service, Inc., Class B	4,361	907
Cummins, Inc.	3,685	898
BAE Systems PLC	124,017	896
Caterpillar, Inc.	2,653	577
Deutsche Post AG	7,139	486
ALD SA	27,810	417
General Dynamics Corp.	2,115	398
Melrose Industries PLC	111,714	240
Honeywell International, Inc.	1,058	232
L3Harris Technologies, Inc.	1,056	228
Norfolk Southern Corp.	811	215
Atlas Corp.	11,760	168
Mitsubishi Corp.	4,400	120
Stanley Black & Decker, Inc.	429	88
		40,439

Consumer discretionary 2.55%
Home Depot, Inc.	13,586	4,332
McDonald’s Corp.	15,471	3,574
Industria de Diseño Textil, SA	65,535	2,309
Kering SA	2,610	2,281
Starbucks Corp.	19,872	2,222
Midea Group Co., Ltd., Class A	183,600	2,028
Cie. Financière Richemont SA, Class A	15,382	1,861
Hasbro, Inc.	17,588	1,662
Taylor Wimpey PLC	655,324	1,441
YUM! Brands, Inc.	8,899	1,024
LVMH Moët Hennessy-Louis Vuitton SE	1,167	915
Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
VF Corp.	9,432	774
Sands China, Ltd.[2]	148,400	625
SAIC Motor Corp., Ltd., Class A2	129,318	440
Inchcape PLC	12,146	129
Thule Group AB	2,169	96
		26,508

Total common stocks (cost: $605,347,000)		808,232

Preferred securities 0.20%
Information technology 0.20%
Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016

Total preferred securities (cost: $1,193,000)		2,016

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	5

Total rights & warrants (cost: $0)		5

94	American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%	Shares	Value (000)
Utilities 0.40%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$1,656
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
AES Corp., convertible preferred units, 6.875% 2024	8,659	931
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573
		4,138

Information technology 0.31%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228

Health care 0.25%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	1,745	2,575

Industrials 0.08%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	7,000	845

Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348

Total convertible stocks (cost: $8,553,000)		11,134

Investment funds 2.94%
Capital Group Central Corporate Bond Fund[4]	3,019,249	30,524

Total investment funds (cost: $30,464,000)		30,524

Convertible bonds & notes 0.05%	Principal amount (000)
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	$392	536

Total convertible bonds & notes (cost: $395,000)		536

Bonds, notes & other debt instruments 14.41%
U.S. Treasury bonds & notes 7.85%
U.S. Treasury 6.31%
U.S. Treasury 0.125% 2022	15,750	15,756
U.S. Treasury 0.125% 2022	5,850	5,852
U.S. Treasury 0.125% 2022	2,600	2,600
U.S. Treasury 0.125% 2022	1,625	1,624
U.S. Treasury 0.125% 2023	2,200	2,198
U.S. Treasury 0.125% 2023	2,000	1,997
U.S. Treasury 0.125% 2023	1,125	1,123
U.S. Treasury 0.125% 2023	1,025	1,024
U.S. Treasury 0.375% 2025	907	897
U.S. Treasury 0.75% 2026	7,803	7,764
U.S. Treasury 0.75% 2026	3,850	3,828
U.S. Treasury 0.75% 2026	1	1
U.S. Treasury 1.875% 2026	6,300	6,608
U.S. Treasury 2.00% 2026[5]	2,800	2,955
U.S. Treasury 0.50% 2027	2,900	2,813
U.S. Treasury 1.25% 2028	1,350	1,355

American Funds Insurance Series	95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.625% 2031	$66		$67
U.S. Treasury 1.125% 2040[5]	2,400		2,070
U.S. Treasury 1.875% 2051[5]	5,328		5,074
			65,606

U.S. Treasury inflation-protected securities 1.54%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	620		648
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,147		1,220
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,461		1,545
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	684		736
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	190		205
U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	554		598
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	670		722
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,137		1,228
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	2,896		3,154
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,920		2,109
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,641		1,807
U.S. Treasury Inflation-Protected Security 0.125% 2051[5,6]	1,820		1,995
			15,967

Total U.S. Treasury bonds & notes			81,573

Mortgage-backed obligations 3.44%
Federal agency mortgage-backed obligations 2.77%
Fannie Mae Pool #695412 5.00% 2033[7]	—	[8]	—	[8]
Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
Fannie Mae Pool #AC0794 5.00% 2039[7]	8		10
Fannie Mae Pool #931768 5.00% 2039[7]	2		2
Fannie Mae Pool #AE0311 3.50% 2040[7]	13		14
Fannie Mae Pool #932606 5.00% 2040[7]	4		5
Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[7]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[7]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[7]	6		6
Fannie Mae Pool #AT3954 3.50% 2043[7]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[7]	2		3
Fannie Mae Pool #AY1829 3.50% 2044[7]	4		4
Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[7]	58		63
Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
Fannie Mae Pool #BK6840 4.00% 2048[7]	38		41
Fannie Mae Pool #BK5232 4.00% 2048[7]	30		32
Fannie Mae Pool #BK9743 4.00% 2048[7]	11		12
Fannie Mae Pool #CA2804 4.50% 2048[7]	426		459
Fannie Mae Pool #BK9761 4.50% 2048[7]	8		9
Fannie Mae Pool #CA5540 3.00% 2050[7]	4,629		4,915
Fannie Mae Pool #BF0497 3.00% 2060[7]	435		462
Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
Freddie Mac Pool #G67711 4.00% 2048[7]	359		393
Freddie Mac Pool #Q56599 4.00% 2048[7]	46		50
Freddie Mac Pool #Q56175 4.00% 2048[7]	34		37
Freddie Mac Pool #Q55971 4.00% 2048[7]	32		35
Freddie Mac Pool #Q56576 4.00% 2048[7]	25		27
Freddie Mac Pool #Q55970 4.00% 2048[7]	13		14
Freddie Mac Pool #Q58411 4.50% 2048[7]	93		103
Freddie Mac Pool #Q58436 4.50% 2048[7]	41		45
Freddie Mac Pool #Q58378 4.50% 2048[7]	33		36
Freddie Mac Pool #Q57242 4.50% 2048[7]	28		30
Freddie Mac Pool #SD8158 3.50% 2051[7]	25		26

96	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8164 3.50% 2051[7]	$1		$1
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	337		353
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	336		352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	162		170
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	130		140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	107		116
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	30		32
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,286		1,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	910		959
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	616		648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	29		30
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	13		14
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,290		1,365
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,899		2,000
Government National Mortgage Assn. 2.00% 2051[7,10]	1,580		1,606
Government National Mortgage Assn. 2.50% 2051[7,10]	2,106		2,176
Government National Mortgage Assn. 3.50% 2051[7,10]	42		44
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	982		1,048
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	110		118
Government National Mortgage Assn. Pool #694836 5.661% 2059[7]	1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #777452 3.63% 2063[7]	5		5
Government National Mortgage Assn. Pool #767639 3.89% 2063[7]	1		2
Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
Uniform Mortgage-Backed Security 2.50% 2036[7,10]	1,608		1,675
Uniform Mortgage-Backed Security 3.00% 2051[7,10]	1,595		1,660
Uniform Mortgage-Backed Security 3.50% 2051[7,10]	1,750		1,843
Uniform Mortgage-Backed Security 4.00% 2051[7,10]	3,425		3,650
Uniform Mortgage-Backed Security 4.50% 2051[7,10]	402		433
			28,727

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	260		262
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	163		164
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	164		164
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	43		43
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	189		190
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	159		160
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	99		99
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,7,9]	1,000		1,002
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,7,9]	175		175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,7,9]	279		279

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,7,9]	$406	$406
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,586	1,587
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,7,9]	68	68
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,7,9]	45	45
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,7,9]	281	282
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	82	84
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	76	78
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	52	53
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	89	92
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	49	50
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	683	691
		5,974

Commercial mortgage-backed securities 0.10%
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,7,9]	174	174
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[1,7,9]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,7,9]	100	100
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[1,7,9]	235	236
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.223% 2038[1,7,9]	300	302
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[1,7,9]	150	153
		1,065

Total mortgage-backed obligations		35,766

Corporate bonds, notes & loans 2.45%
Energy 0.53%
Apache Corp. 4.25% 2030	385	407
BP Capital Markets America, Inc. 3.633% 2030	360	404
Cenovus Energy, Inc. 5.40% 2047	75	93
Cheniere Energy, Inc. 3.70% 2029	252	275
Enbridge Energy Partners LP 7.375% 2045	37	58
Energy Transfer Operating LP 5.00% 2050	341	395
Energy Transfer Partners LP 5.30% 2047	60	70
Energy Transfer Partners LP 6.00% 2048	76	96
Energy Transfer Partners LP 6.25% 2049	150	197
EQT Corp. 5.00% 2029	35	39
EQT Corp. 3.625% 2031[1]	20	21
Equinor ASA 2.375% 2030	365	377
Exxon Mobil Corp. 2.995% 2039	200	206
MPLX LP 5.50% 2049	625	811
New Fortress Energy, Inc. 6.50% 2026[1]	80	82
NGL Energy Operating LLC 7.50% 2026[1]	80	84
ONEOK, Inc. 3.10% 2030	42	44
ONEOK, Inc. 4.95% 2047	51	60
ONEOK, Inc. 7.15% 2051	97	143
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
Petrobras Global Finance Co. 5.60% 2031	150	168
Petróleos Mexicanos 7.69% 2050	75	72
Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
Shell International Finance BV 2.00% 2024	420	437
TransCanada PipeLines, Ltd. 5.10% 2049	425	559
		5,491

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.42%
Bayerische Motoren Werke AG 4.15% 2030[1]	$290	$338
Carnival Corp. 11.50% 2023[1]	425	479
General Motors Company 5.95% 2049	90	123
Marriott International, Inc. 2.85% 2031	50	51
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	600	684
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,145	1,321
Toyota Motor Credit Corp. 2.15% 2022	505	517
Toyota Motor Credit Corp. 2.60% 2022	856	867
		4,380

Communication services 0.40%
AT&T, Inc. 3.50% 2041	75	78
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	367
CenturyLink, Inc. 7.50% 2024	300	337
SBA Tower Trust 1.631% 2026[1]	253	254
Sprint Corp. 11.50% 2021	1,425	1,480
Sprint Corp. 6.875% 2028	325	417
T-Mobile US, Inc. 3.875% 2030	625	701
T-Mobile US, Inc. 3.50% 2031	275	285
Verizon Communications, Inc. 1.45% 2026	125	126
Walt Disney Company 4.625% 2040	120	153
		4,198

Health care 0.37%
AbbVie, Inc. 4.25% 2049	92	111
AstraZeneca Finance LLC 1.75% 2028	65	65
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.375% 2025	200	219
AstraZeneca PLC 3.00% 2051	11	11
Centene Corp. 4.625% 2029	530	584
Centene Corp. 3.375% 2030	179	187
Johnson & Johnson 1.30% 2030	100	97
Merck & Co., Inc. 3.40% 2029	110	123
Pfizer, Inc. 2.70% 2050	425	424
Tenet Healthcare Corp. 7.50% 2025[1]	325	352
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263
		3,808

Utilities 0.22%
AEP Transmission Co. LLC 3.80% 2049	45	52
American Electric Power Company, Inc. 3.65% 2021	300	304
Edison International 4.125% 2028	132	140
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	120	141
FirstEnergy Corp. 2.25% 2030	107	103
FirstEnergy Corp. 2.65% 2030	493	492
Pacific Gas and Electric Co. 2.95% 2026	97	99
Pacific Gas and Electric Co. 3.75% 2028	105	110
Pacific Gas and Electric Co. 4.65% 2028	284	313
Pacific Gas and Electric Co. 2.50% 2031	375	352
Southern California Edison Co., Series C, 3.60% 2045	206	206
		2,312

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.14%
Broadcom, Inc. 5.00% 2030	$420	$496
Broadcom, Inc. 3.75% 2051[1]	91	95
Lenovo Group, Ltd. 5.875% 2025	400	453
Oracle Corp. 2.875% 2031	140	146
Oracle Corp. 3.60% 2050	150	154
ServiceNow, Inc. 1.40% 2030	130	122
		1,466

Industrials 0.14%
Boeing Company 2.70% 2022	300	306
Boeing Company 2.75% 2026	91	95
Boeing Company 5.15% 2030	284	337
Boeing Company 5.805% 2050	95	128
CSX Corp. 4.75% 2048	50	65
General Electric Co. 3.625% 2030	215	240
Masco Corp. 3.125% 2051	10	10
Norfolk Southern Corp. 3.00% 2022	224	227
		1,408

Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[1]	50	50
7-Eleven, Inc. 0.95% 2026[1]	60	59
7-Eleven, Inc. 1.30% 2028[1]	45	43
7-Eleven, Inc. 1.80% 2031[1]	325	311
Altria Group, Inc. 3.70% 2051	25	24
British American Tobacco PLC 4.54% 2047	73	78
British American Tobacco PLC 4.758% 2049	130	141
Constellation Brands, Inc. 3.15% 2029	190	204
Kraft Heinz Company 3.00% 2026	93	99
		1,009

Financials 0.07%
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	225
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	221
Navient Corp. 5.00% 2027	150	156
New York Life Global Funding 3.00% 2028[1]	150	163
		765

Materials 0.04%
Dow Chemical Co. 3.60% 2050	75	81
International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	100
LYB International Finance III, LLC 4.20% 2050	75	87
LYB International Finance III, LLC 3.625% 2051	102	108
		376

Real estate 0.02%
Equinix, Inc. 1.55% 2028	25	24
Equinix, Inc. 3.20% 2029	144	155
Equinix, Inc. 2.50% 2031	47	48
		227

Total corporate bonds, notes & loans		25,440

Asset-backed obligations 0.56%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	203
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	106
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	372	379
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	95	96
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	95	97
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	95	97

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	$335	$338
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,7]	85	85
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,7]	175	174
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[1,7]	106	106
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	642	654
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	100	101
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	163	171
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	248
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	100
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	269
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	101
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	101
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	85	84
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	221	222
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	324	324
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,7]	631	633
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	101
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	100
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	211	213
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	112	110
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	336
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,7]	229	230
		5,779

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Peru (Republic of) 2.783% 2031	190	194
Portuguese Republic 5.125% 2024	18	21
Qatar (State of) 4.50% 2028	200	236
Saudi Arabia (Kingdom of) 3.625% 2028	200	221
United Mexican States 3.25% 2030	200	207
		879

Municipals 0.03%
Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265

Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

Short-term securities 4.73%	Shares
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[4,12]	485,540	48,554

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	323,395	323
Capital Group Central Cash Fund 0.04%[4,12,13]	2,615	261
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	1,717	2
		586

Total short-term securities (cost: $49,145,000)		49,140
Total investment securities 101.22% (cost: $841,703,000)		1,051,289
Other assets less liabilities (1.22)%		(12,692)

Net assets 100.00%		$1,038,597

American Funds Insurance Series	101

Capital Income Builder (continued)

Futures contracts

		Number of		Notional amount [14]	Value at 6/30/2021 [15]	Unrealized appreciation (depreciation) at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	19	December 2022	$4,750	$4,725	$1
2 Year U.S. Treasury Note Futures	Short	1	October 2021	(200)	(220)	— [8]
5 Year U.S. Treasury Note Futures	Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures	Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures	Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2021	6,700	12,910	506
						$474

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
MXN2,000	USD101	HSBC Bank	7/16/2021	$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.337%	5/18/2025	$18,500	$297	$—	$297
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	465	—	465
3-month USD-LIBOR	0.807%	5/18/2050	1,800	405	—	405
					$—	$1,167

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
5.00%/Quarterly	CDX.NA.HY.36	6/20/2026	$2,975	$304	$265	$39

102	American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$—	$30,464		$—	$—	$60	$30,524	$5
Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[12]	56,762	148,067		156,269	(1)	(5)	48,554	24
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[12,13]	—	261	[16]				261	—	[17]
Total short-term securities							48,815
Total 7.64%					$(1)	$55	$79,339	$29

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 6/30/2021.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	103

Asset Allocation Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 69.73%	Shares	Value (000)
Information technology 15.66%
Microsoft Corp.	4,691,061	$1,270,808
Broadcom, Inc.	1,545,598	737,003
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
ASML Holding NV (New York registered) (ADR)	770,900	532,568
MKS Instruments, Inc.	1,700,000	302,515
VeriSign, Inc.[1]	1,100,000	250,459
Flex, Ltd.[1]	13,000,000	232,310
Dell Technologies, Inc., Class C1	2,000,000	199,340
Mastercard, Inc., Class A	538,000	196,418
Visa, Inc., Class A	620,200	145,015
PayPal Holdings, Inc.[1]	386,300	112,599
DocuSign, Inc.[1]	242,000	67,656
RingCentral, Inc., Class A1	221,100	64,247
Shopify, Inc., Class A, subordinate voting shares[1]	41,500	60,631
Intel Corp.	1,075,000	60,350
Concentrix Corp.[1]	367,827	59,147
NVIDIA Corp.	68,566	54,860
Okta, Inc., Class A1	174,680	42,741
Apple, Inc.	150,000	20,544
		5,065,489

Financials 11.77%
Chubb, Ltd.	2,200,000	349,668
First Republic Bank	1,580,000	295,729
Capital One Financial Corp.	1,750,000	270,707
Synchrony Financial	4,750,000	230,470
The Blackstone Group, Inc.	2,295,950	223,029
Bank of America Corp.	5,250,000	216,457
CME Group, Inc., Class A	977,200	207,831
JPMorgan Chase & Co.	1,335,000	207,646
Apollo Global Management, Inc., Class A	2,769,732	172,277
Sberbank of Russia PJSC (ADR)	9,788,000	162,530
Nasdaq, Inc.	844,100	148,393
Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
Arch Capital Group, Ltd.[1]	3,234,000	125,932
Intercontinental Exchange, Inc.	1,055,000	125,228
MSCI, Inc.	225,200	120,050
KKR & Co., Inc.	1,968,000	116,584
Western Alliance Bancorporation	1,182,849	109,827
Citigroup, Inc.	1,500,000	106,125
PNC Financial Services Group, Inc.	500,000	95,380
Ares Management Corp., Class A	1,015,403	64,569
Brookfield Asset Management, Inc., Class A	1,260,000	64,235
RenaissanceRe Holdings, Ltd.	357,000	53,129
BlackRock, Inc.	56,000	48,998
S&P Global, Inc.	102,000	41,866
Bright Health Group, Inc.[1,2]	1,974,816	33,888
SLM Corp.	1,579,600	33,077
Berkshire Hathaway, Inc., Class A1	61	25,535
Progressive Corp.	105,000	10,312
The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
Jonah Energy Parent LLC[1,3,4]	32,117	482
		3,805,415

Health care 8.81%
Johnson & Johnson	3,150,000	518,931
UnitedHealth Group, Inc.	1,235,800	494,864
Humana Inc.	865,000	382,953
Cigna Corp.	1,100,000	260,777
Abbott Laboratories	2,000,000	231,860
CVS Health Corp.	1,478,000	123,324
Vertex Pharmaceuticals, Inc.[1]	567,500	114,425

104	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Gilead Sciences, Inc.	1,600,000	$110,176
Regeneron Pharmaceuticals, Inc.[1]	150,000	83,781
Daiichi Sankyo Company, Ltd.	3,873,900	83,497
Eli Lilly and Company	335,969	77,112
Cortexyme, Inc.[1,2]	1,218,038	64,556
IDEXX Laboratories, Inc.[1]	94,102	59,430
Thermo Fisher Scientific, Inc.	116,000	58,519
AbCellera Biologics, Inc.[1]	1,720,641	37,854
AbCellera Biologics, Inc.[1,2]	625,100	13,752
Centene Corp.[1]	562,770	41,043
Allakos, Inc.[1]	293,700	25,073
Ultragenyx Pharmaceutical, Inc.[1]	217,400	20,729
Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,795
Viatris, Inc.	1,121,937	16,032
NuCana PLC (ADR)[1,6]	2,977,153	8,247
Pfizer, Inc.	102,973	4,032
		2,850,762

Consumer discretionary 8.23%
Amazon.com, Inc.[1]	129,174	444,379
Home Depot, Inc.	1,246,000	397,337
Aramark	8,500,000	316,625
General Motors Company[1]	3,750,000	221,887
LVMH Moët Hennessy-Louis Vuitton SE	256,896	201,442
Kontoor Brands, Inc.[6]	3,000,000	169,230
Hilton Worldwide Holdings, Inc.[1]	1,256,949	151,613
NVR, Inc.[1]	25,000	124,333
Darden Restaurants, Inc.	769,109	112,282
Dollar General Corp.	487,187	105,422
Royal Caribbean Cruises, Ltd.[1]	1,014,324	86,502
Caesars Entertainment, Inc.[1]	828,892	85,998
VF Corp.	750,000	61,530
Booking Holdings, Inc.[1]	25,500	55,796
Chipotle Mexican Grill, Inc.[1]	27,500	42,634
Restaurant Brands International, Inc.	595,000	38,342
Xpeng, Inc., Class A (ADR)[1]	703,800	31,263
Dr. Martens PLC[1]	2,375,000	14,620
		2,661,235

Communication services 6.15%
Charter Communications, Inc., Class A1	785,000	566,338
Alphabet, Inc., Class C1	157,000	393,492
Facebook, Inc., Class A1	1,129,100	392,599
Comcast Corp., Class A	6,262,910	357,111
Netflix, Inc.[1]	226,700	119,745
Tencent Holdings, Ltd.	965,000	72,584
New York Times Co., Class A	1,450,000	63,148
Activision Blizzard, Inc.	265,000	25,292
		1,990,309

Consumer staples 6.02%
Philip Morris International, Inc.	9,880,421	979,249
Nestlé SA	2,500,000	311,321
Altria Group, Inc.	4,422,060	210,844
British American Tobacco PLC (ADR)	3,919,700	154,084
British American Tobacco PLC	1,060,000	41,056
Archer Daniels Midland Company	2,000,000	121,200
Mondelez International, Inc.	1,200,000	74,928
Avenue Supermarts, Ltd.[1]	970,539	43,664
Costco Wholesale Corp.	26,000	10,287
		1,946,633

American Funds Insurance Series	105

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 4.59%
LyondellBasell Industries NV	3,417,103	$351,517
Dow Inc.	4,800,000	303,744
Vale SA, ordinary nominative shares	9,325,400	212,333
Franco-Nevada Corp.	889,870	129,137
Rio Tinto PLC	1,250,000	102,866
Royal Gold, Inc.	845,000	96,414
Nucor Corp.	1,000,000	95,930
First Quantum Minerals, Ltd.	2,775,000	63,957
Allegheny Technologies, Inc.[1]	2,589,437	53,990
Newmont Corp.	700,000	44,366
Wheaton Precious Metals Corp.	480,000	21,154
Sherwin-Williams Company	37,000	10,081
		1,485,489

Industrials 3.49%
Northrop Grumman Corp.	768,400	279,260
CSX Corp.	6,705,369	215,108
Lockheed Martin Corp.	486,000	183,878
L3Harris Technologies, Inc.	803,000	173,568
TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
Boeing Company[1]	183,000	43,840
Waste Management, Inc.	249,000	34,887
Honeywell International, Inc.	152,000	33,341
Cintas Corp.	41,000	15,662
New AMI I, LLC[1,3,4]	1,588,250	13,818
Chart Industries, Inc.[1]	68,000	9,950
Copart, Inc.[1]	75,000	9,887
Axon Enterprise, Inc.[1]	50,600	8,946
		1,129,005

Energy 2.45%
Chevron Corp.	2,000,000	209,480
Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
Pioneer Natural Resources Company	927,000	150,656
EOG Resources, Inc.	1,352,400	112,844
Suncor Energy, Inc.	4,000,000	95,805
ConocoPhillips	362,500	22,076
Chesapeake Energy Corp.	330,437	17,157
Chesapeake Energy Corp.[3,7]	1,970	98
Scorpio Tankers, Inc.	345,000	7,607
Euronav NV	750,000	6,990
Oasis Petroleum, Inc.	48,721	4,899
Extraction Oil & Gas, Inc.[1]	42,743	2,347
Extraction Oil & Gas, Inc.[1,3,5,7]	22,469	1,184
Weatherford International[1]	144,755	2,635
Diamond Offshore Drilling, Inc.[1]	247,104	1,569
Diamond Offshore Drilling, Inc.[1,3,4,7]	86,354	461
McDermott International, Ltd.[1]	40,219	20
		792,471

Real estate 1.87%
VICI Properties, Inc. REIT	5,165,000	160,218
Crown Castle International Corp. REIT	526,000	102,623
MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
American Tower Corp. REIT	328,100	88,633
Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
PotlatchDeltic Corp. REIT	1,000,000	53,150
STORE Capital Corp. REIT	534,137	18,433
Equinix, Inc. REIT	13,000	10,434
		603,494

106	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.69%
Enel SpA	24,000,000	$222,883

Total common stocks (cost: $12,611,364,000)		22,553,185

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%
Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[1]	16,601	395
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	—	[8]

Total rights & warrants (cost: $723,000)		395

Convertible stocks 0.49%
Information technology 0.28%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192

Financials 0.15%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[7]	37,778	47,698

Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	13,300	19,621

Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%
Capital Group Central Corporate Bond Fund[6]	166,290,561	1,681,198

Total investment funds (cost: $1,677,900,000)		1,681,198

Bonds, notes & other debt instruments 21.02%	Principal amount (000)
U.S. Treasury bonds & notes 7.15%
U.S. Treasury 5.54%
U.S. Treasury 1.50% 2021	$3,777	3,786
U.S. Treasury 1.625% 2021	98	99
U.S. Treasury 1.75% 2021	425	428
U.S. Treasury 2.75% 2021	19,232	19,339
U.S. Treasury 0.125% 2022	83,545	83,573
U.S. Treasury 0.125% 2022	10,000	10,003
U.S. Treasury 1.375% 2022	5,000	5,039
U.S. Treasury 1.375% 2022	280	285
U.S. Treasury 1.50% 2022	9,407	9,564
U.S. Treasury 1.625% 2022	94	96
U.S. Treasury 1.875% 2022	80,000	80,963
U.S. Treasury 2.125% 2022	37,000	38,083
U.S. Treasury 0.125% 2023	44,825	44,776
U.S. Treasury 0.25% 2023	30,000	30,007
U.S. Treasury 2.25% 2023	5,000	5,236
U.S. Treasury 2.375% 2023	5,000	5,173
U.S. Treasury 2.75% 2023	15,000	15,693
U.S. Treasury 0.25% 2024	15,000	14,940
U.S. Treasury 1.50% 2024	22,500	23,218

American Funds Insurance Series	107

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2024	$907	$936
U.S. Treasury 2.125% 2024	5,000	5,235
U.S. Treasury 2.25% 2024	5,000	5,242
U.S. Treasury 2.375% 2024	70,000	74,114
U.S. Treasury 2.50% 2024	225,000	237,378
U.S. Treasury 2.50% 2024	700	742
U.S. Treasury 0.25% 2025	43,812	43,080
U.S. Treasury 2.50% 2025	3,500	3,738
U.S. Treasury 2.75% 2025	3,229	3,493
U.S. Treasury 3.00% 2025	10,000	10,957
U.S. Treasury 0.375% 2026	75,000	73,506
U.S. Treasury 0.50% 2026	109,869	108,216
U.S. Treasury 0.75% 2026	155,473	154,692
U.S. Treasury 1.50% 2026	500	515
U.S. Treasury 1.625% 2026	60,000	62,137
U.S. Treasury 1.625% 2026	27,000	27,963
U.S. Treasury 1.625% 2026	7,000	7,257
U.S. Treasury 1.625% 2026	1,500	1,555
U.S. Treasury 0.50% 2027	36,300	35,114
U.S. Treasury 0.50% 2027	20,000	19,362
U.S. Treasury 0.625% 2027	7,109	6,873
U.S. Treasury 1.125% 2027	762	768
U.S. Treasury 2.25% 2027	78,250	83,638
U.S. Treasury 2.375% 2027	880	947
U.S. Treasury 2.875% 2028	5,217	5,796
U.S. Treasury 0.625% 2030	20,225	18,902
U.S. Treasury 0.875% 2030	6,640	6,314
U.S. Treasury 1.50% 2030	36,651	37,011
U.S. Treasury 1.625% 2031	43,766	44,447
U.S. Treasury 1.125% 2040	62,775	54,148
U.S. Treasury 1.375% 2040	52,695	47,285
U.S. Treasury 2.50% 2046	3,755	4,062
U.S. Treasury 3.00% 2047	9,355	11,103
U.S. Treasury 3.00% 2048	336	400
U.S. Treasury 2.25% 2049	15,000	15,510
U.S. Treasury 2.375% 2049[9]	75,000	79,708
U.S. Treasury 1.375% 2050[9]	12,500	10,514
U.S. Treasury 2.00% 2050	13,825	13,555
U.S. Treasury 1.875% 2051[9]	90,207	85,914
		1,792,428

U.S. Treasury inflation-protected securities 1.61%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	88,451	95,404
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	89,695	96,628
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,052	26,195
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	23,773	25,678
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	23,975	26,106
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	18,613	21,362
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,983	24,287
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,083	26,456
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	24,255	26,707
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	105,122	140,951
U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	4,332	4,890
U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	6,153	6,745
		521,409

Total U.S. Treasury bonds & notes		2,313,837

108	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 7.00%
Financials 1.15%
ACE INA Holdings, Inc. 2.875% 2022	$3,880	$3,996
ACE INA Holdings, Inc. 3.35% 2026	880	967
ACE INA Holdings, Inc. 4.35% 2045	400	506
Advisor Group Holdings, LLC 6.25% 2028[7]	3,130	3,309
AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,252
Ally Financial, Inc. 8.00% 2031	3,000	4,225
American International Group, Inc. 2.50% 2025	15,800	16,686
American International Group, Inc. 4.20% 2028	565	651
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,524
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,305
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,479
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,556
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	16,000	15,569
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	3,700	3,610
Bank of Nova Scotia 1.625% 2023	5,000	5,112
BB&T Corp. 2.625% 2022	2,500	2,528
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
Berkshire Hathaway, Inc. 3.125% 2026	500	547
BNP Paribas 3.375% 2025[7]	3,225	3,462
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,451
CME Group, Inc. 3.75% 2028	3,425	3,908
Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,079
Commonwealth Bank of Australia 2.688% 2031[7]	7,575	7,581
Compass Diversified Holdings 5.25% 2029[7]	640	666
Crédit Agricole SA 4.375% 2025[7]	850	936
Credit Suisse Group AG 3.80% 2023	1,625	1,723
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	882
Danske Bank AS 2.70% 2022[7]	1,000	1,016
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,102
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	3,425	3,373
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	437
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,126
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,095
Groupe BPCE SA 2.75% 2023[7]	600	622
Groupe BPCE SA 5.70% 2023[7]	2,250	2,492
Groupe BPCE SA 5.15% 2024[7]	3,710	4,135
Groupe BPCE SA 1.00% 2026[7]	6,100	6,020
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,210
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,530
HSBC Holdings PLC 4.25% 2024	3,000	3,251
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	656
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	6,000	6,170
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	3,750	4,337
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,680
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
Icahn Enterprises Finance Corp. 4.375% 2029[7]	2,200	2,196
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
Intesa Sanpaolo SpA 3.375% 2023[7]	750	781
Intesa Sanpaolo SpA 3.25% 2024[7]	750	798
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,883
Intesa Sanpaolo SpA 3.875% 2027[7]	300	326
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,983
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,185
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	10,325	10,759
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[11]	10,325	11,041

American Funds Insurance Series	109

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	$1,222	$1,253
Ladder Capital Corp. 5.25% 2022[7]	475	479
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,764
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	774
Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	801
Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
LPL Financial Holdings, Inc. 4.625% 2027[7]	2,200	2,286
LPL Financial Holdings, Inc. 4.375% 2031[7]	1,380	1,399
Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
Metropolitan Life Global Funding I 1.95% 2021[7]	1,250	1,255
MGIC Investment Corp. 5.25% 2028	1,175	1,247
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	317
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,709
Morgan Stanley 3.125% 2026	325	352
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,315
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,095
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	908
MSCI, Inc. 3.625% 2031[7]	2,225	2,285
Navient Corp. 6.50% 2022	2,550	2,662
Navient Corp. 5.50% 2023	10,165	10,734
Navient Corp. 7.25% 2023	725	802
Navient Corp. 5.875% 2024	1,005	1,087
Navient Corp. 6.125% 2024	8,030	8,691
New York Life Global Funding 1.70% 2021[7]	750	752
New York Life Global Funding 2.35% 2026[7]	590	619
Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,451
Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
Owl Rock Capital Corp. 4.00% 2025	102	109
Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
PNC Bank 2.55% 2021	4,000	4,034
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,495
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
Power Financial Corp., Ltd. 5.25% 2028	383	430
Power Financial Corp., Ltd. 6.15% 2028	350	415
Power Financial Corp., Ltd. 4.50% 2029	554	595
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
Prudential Financial, Inc. 4.35% 2050	7,000	8,798
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,489
Rabobank Nederland 2.75% 2022	2,250	2,281
Rabobank Nederland 4.375% 2025	4,500	5,028
Royal Bank of Canada 1.15% 2025	4,711	4,739
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
Springleaf Finance Corp. 6.125% 2024	4,550	4,903
Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,217
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,194
Toronto-Dominion Bank 2.65% 2024	625	662
Toronto-Dominion Bank 0.75% 2025	5,375	5,328
Travelers Companies, Inc. 4.00% 2047	860	1,048
U.S. Bancorp 2.625% 2022	1,805	1,826
U.S. Bancorp 2.375% 2026	4,000	4,236
UBS Group AG 4.125% 2025[7]	2,750	3,070

110	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 3.75% 2022[7]	$5,725	$5,864
UniCredit SpA 6.572% 2022[7]	475	490
UniCredit SpA 4.625% 2027[7]	625	702
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,308
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	773
Westpac Banking Corp. 2.75% 2023	1,750	1,816
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	8,500	8,827
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,275
Westpac Banking Corp. 2.963% 2040	1,500	1,477
		370,553

Energy 1.03%
Antero Midstream Partners LP 5.375% 2029[7]	1,295	1,352
Antero Resources Corp. 7.625% 2029[7]	430	478
Apache Corp. 4.875% 2027	2,150	2,331
Apache Corp. 4.375% 2028	2,580	2,750
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,041
BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
Canadian Natural Resources, Ltd. 2.05% 2025	961	988
Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
Cheniere Energy Partners LP 4.00% 2031[7]	4,485	4,692
Cheniere Energy, Inc. 4.625% 2028[7]	5,645	5,963
Chesapeake Energy Corp. 4.875% 2022[12]	7,225	208
Chesapeake Energy Corp. 5.50% 2026[7]	685	725
Chesapeake Energy Corp. 5.875% 2029[7]	590	639
Chevron Corp. 1.995% 2027	2,631	2,717
Chevron USA, Inc. 1.018% 2027	2,850	2,777
CNX Resources Corp. 7.25% 2027[7]	1,725	1,851
CNX Resources Corp. 6.00% 2029[7]	425	460
Comstock Resources, Inc. 5.875% 2030[7]	450	460
ConocoPhillips 4.30% 2028[7]	5,355	6,221
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[7,12,13]	1,084	309
Continental Resources, Inc. 5.75% 2031[7]	1,430	1,714
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,7,13,14]	204	204
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,13,14]	185	185
Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,719
Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
Enbridge, Inc. 4.00% 2023	1,678	1,792
Enbridge, Inc. 2.50% 2025	1,700	1,783
Enbridge, Inc. 3.70% 2027	162	179
Energy Transfer Operating LP 5.00% 2050	17,377	20,123
Energy Transfer Partners LP 4.50% 2024	1,210	1,318
Energy Transfer Partners LP 4.75% 2026	2,494	2,810
Energy Transfer Partners LP 5.25% 2029	757	895
Energy Transfer Partners LP 6.00% 2048	774	980
Energy Transfer Partners LP 6.25% 2049	757	995
Enterprise Products Operating LLC 4.90% 2046	500	620
EQM Midstream Partners LP 4.125% 2026	686	704

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners LP 6.50% 2027[7]	$2,690	$3,007
EQM Midstream Partners LP 5.50% 2028	2,588	2,802
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,687
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[11]	1,295	1,512
EQT Corp. 3.90% 2027	450	483
EQT Corp. 5.00% 2029	340	380
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[11]	1,110	1,448
EQT Corp. 3.625% 2031[7]	400	418
Equinor ASA 3.00% 2027	4,000	4,350
Equinor ASA 3.625% 2028	3,685	4,145
Exxon Mobil Corp. 2.019% 2024	643	669
Exxon Mobil Corp. 2.44% 2029	1,963	2,058
Genesis Energy LP 5.625% 2024	575	579
Genesis Energy LP 6.50% 2025	3,572	3,615
Genesis Energy LP 8.00% 2027	595	626
Halliburton Company 3.80% 2025	16	18
Harvest Midstream I LP 7.50% 2028[7]	850	925
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,263
Hilcorp Energy I LP 5.75% 2025[7]	2,575	2,623
Hilcorp Energy I LP 6.00% 2031[7]	460	488
Indigo Natural Resources LLC 5.375% 2029[7]	1,355	1,418
Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
Marathon Oil Corp. 4.40% 2027	1,005	1,139
MPLX LP 4.125% 2027	500	559
MPLX LP 2.65% 2030	4,273	4,317
MPLX LP 4.50% 2038	750	862
MPLX LP 4.70% 2048	2,500	2,912
MPLX LP 5.50% 2049	4,491	5,826
NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,297
NGL Energy Partners LP 6.125% 2025	4,907	4,463
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,546
Oasis Petroleum, Inc. 6.375% 2026[7]	765	799
ONEOK, Inc. 5.85% 2026	7,997	9,463
ONEOK, Inc. 5.20% 2048	2,500	3,069
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[7,13]	986	746
Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,161
Petróleos Mexicanos 5.35% 2028	1,870	1,841
Phillips 66 2.15% 2030	1,181	1,163
Phillips 66 Partners LP 3.55% 2026	160	174
Phillips 66 Partners LP 4.68% 2045	400	459
Phillips 66 Partners LP 4.90% 2046	275	329
Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
Plains All American Pipeline LP 3.80% 2030	113	121
Range Resources Corp. 4.875% 2025	565	585
Range Resources Corp. 8.25% 2029[7]	520	587
Rattler Midstream Partners LP 5.625% 2025[7]	355	374
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,777
SA Global Sukuk, Ltd. 1.602% 2026[7]	10,915	10,919
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,891
Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
Schlumberger BV 3.75% 2024[7]	495	533
Schlumberger BV 4.00% 2025[7]	70	78
Southwestern Energy Co. 6.45% 2025[11]	1,760	1,952
Southwestern Energy Co. 7.50% 2026	1,685	1,786
Southwestern Energy Co. 7.75% 2027	450	489
Southwestern Energy Co. 8.375% 2028	395	447
Statoil ASA 2.75% 2021	1,925	1,942

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Statoil ASA 3.25% 2024	$2,850	$3,088
Statoil ASA 4.25% 2041	2,000	2,447
Suncor Energy, Inc. 3.10% 2025	3,687	3,943
Suncor Energy, Inc. 3.75% 2051	184	199
Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
Sunoco LP 4.50% 2029[7]	1,050	1,072
Tallgrass Energy Partners LP 7.50% 2025[7]	550	604
Targa Resources Partners LP 5.875% 2026	1,350	1,422
Targa Resources Partners LP 5.50% 2030	2,260	2,488
Targa Resources Partners LP 4.875% 2031[7]	1,065	1,154
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,802
Teekay Corp. 9.25% 2022[7]	4,825	4,991
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,265
Total SE 2.986% 2041	9,544	9,737
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
TransCanada PipeLines, Ltd. 4.875% 2048	700	887
Valero Energy Corp. 4.00% 2029	4,000	4,471
Weatherford International PLC 8.75% 2024[7]	3,571	3,740
Weatherford International PLC 11.00% 2024[7]	9,918	10,327
Western Gas Partners LP 4.50% 2028	4,468	4,787
Western Midstream Operating LP 5.30% 2030[11]	1,300	1,460
Williams Companies, Inc. 3.50% 2030	6,730	7,356
Williams Partners LP 4.30% 2024	85	92
		334,372

Health care 0.78%
Abbott Laboratories 3.75% 2026	1,811	2,046
AbbVie, Inc. 2.60% 2024	3,000	3,165
AbbVie, Inc. 3.80% 2025	206	226
AbbVie, Inc. 2.95% 2026	1,445	1,554
AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
Amgen, Inc. 2.20% 2027	2,429	2,524
Anthem, Inc. 2.375% 2025	818	857
AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
AstraZeneca Finance LLC 2.25% 2031	146	148
AstraZeneca PLC 3.375% 2025	8,140	8,914
AstraZeneca PLC 3.00% 2051	573	594
Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,649
Bausch Health Companies, Inc. 5.25% 2031[7]	1,610	1,507
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,805
Becton, Dickinson and Company 2.894% 2022	508	519
Becton, Dickinson and Company 3.363% 2024	435	466
Becton, Dickinson and Company 3.70% 2027	7,000	7,782
Boston Scientific Corp. 3.45% 2024	715	764
Boston Scientific Corp. 1.90% 2025	5,856	6,046
Boston Scientific Corp. 3.85% 2025	1,780	1,968
Boston Scientific Corp. 3.75% 2026	645	716
Boston Scientific Corp. 4.00% 2029	1,550	1,765
Centene Corp. 4.25% 2027	565	596
Centene Corp. 2.45% 2028	2,325	2,359
Centene Corp. 4.625% 2029	4,785	5,268
Centene Corp. 3.00% 2030	5,865	6,032
Cigna Corp. 3.75% 2023	353	376
Cigna Corp. 4.80% 2038	3,880	4,838
CVS Health Corp. 4.30% 2028	588	676
DaVita, Inc. 4.625% 2030[7]	1,025	1,055
Eli Lilly and Company 3.375% 2029	3,330	3,744

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Encompass Health Corp. 4.50% 2028	$1,449	$1,505
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	5,517	5,634
Endo International PLC 5.75% 2022[7]	7,340	6,780
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	1,560	1,531
GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
HCA, Inc. 5.375% 2025	515	582
HCA, Inc. 3.50% 2030	2,650	2,825
HealthSouth Corp. 5.75% 2025	2,685	2,768
Jazz Securities DAC 4.375% 2029[7]	975	1,012
Mallinckrodt PLC 10.00% 2025[7]	2,500	2,797
Medtronic, Inc. 3.50% 2025	467	513
Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,023
Novant Health, Inc. 3.168% 2051	3,750	3,945
Novartis Capital Corp. 1.75% 2025	1,250	1,289
Novartis Capital Corp. 2.00% 2027	2,386	2,482
Owens & Minor, Inc. 4.375% 2024	5,615	5,874
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,791
Par Pharmaceutical, Inc. 7.50% 2027[7]	8,028	8,218
Pfizer, Inc. 2.95% 2024	825	878
Pfizer, Inc. 3.45% 2029	8,000	9,008
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,13,14,15]	4,356	4,356
Shire PLC 2.875% 2023	3,413	3,573
Summa Health 3.511% 2051	1,655	1,752
Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,849
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,088
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	10,225	10,493
Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135
		250,842

Industrials 0.59%
Allison Transmission Holdings, Inc. 3.75% 2031[7]	4,465	4,394
Associated Materials, LLC 9.00% 2025[7]	3,749	3,983
Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,115
Avis Budget Group, Inc. 5.25% 2025[7]	1,927	1,955
Avis Budget Group, Inc. 5.375% 2029[7]	1,750	1,825
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,283
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,693
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,221
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,149
Boeing Company 4.875% 2025	1,555	1,743
Boeing Company 2.75% 2026	13,000	13,589
Boeing Company 3.10% 2026	251	266
Boeing Company 3.25% 2028	7,700	8,172
Boeing Company 5.15% 2030	1,100	1,304
Boeing Company 3.625% 2031	3,450	3,714
Boeing Company 3.60% 2034	6,250	6,601
Boeing Company 3.50% 2039	250	251
Boeing Company 3.75% 2050	1,300	1,343

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 5.805% 2050	$1,100	$1,484
Bombardier, Inc. 7.50% 2024[7]	1,950	2,040
Bombardier, Inc. 7.125% 2026[7]	1,500	1,572
Bombardier, Inc. 7.875% 2027[7]	2,720	2,825
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,046
Canadian National Railway Company 3.20% 2046	930	965
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	596
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	534
CoreLogic, Inc. 4.50% 2028[7]	4,125	4,094
CSX Corp. 3.80% 2028	3,135	3,537
CSX Corp. 4.25% 2029	1,062	1,235
CSX Corp. 4.30% 2048	1,125	1,370
CSX Corp. 2.50% 2051	4,125	3,756
Dun & Bradstreet Corp. 6.875% 2026[7]	1,067	1,135
General Dynamics Corp. 3.375% 2023	1,000	1,055
General Dynamics Corp. 3.50% 2025	329	361
General Dynamics Corp. 2.25% 2031	1,287	1,322
General Electric Capital Corp. 4.418% 2035	1,200	1,440
General Electric Co. 3.45% 2027	1,800	1,980
Honeywell International, Inc. 2.30% 2024	2,640	2,773
Honeywell International, Inc. 1.35% 2025	5,947	6,060
Honeywell International, Inc. 2.70% 2029	1,470	1,580
Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
LSC Communications, Inc. 8.75% 2023[3,4,7,12]	4,063	216
Masco Corp. 1.50% 2028	774	756
Masco Corp. 2.00% 2031	497	486
Masco Corp. 3.125% 2051	230	229
MasTec, Inc. 4.50% 2028[7]	1,425	1,503
Meritor, Inc. 4.50% 2028[7]	1,025	1,041
Mueller Water Products, Inc. 4.00% 2029[7]	430	442
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,244
Norfolk Southern Corp. 3.05% 2050	2,746	2,750
Northrop Grumman Corp. 2.93% 2025	1,820	1,941
Northrop Grumman Corp. 3.25% 2028	3,495	3,821
Otis Worldwide Corp. 2.293% 2027	2,135	2,214
Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
Rolls-Royce PLC 5.75% 2027[7]	765	844
Siemens AG 1.20% 2026[7]	3,887	3,892
Siemens AG 1.70% 2028[7]	3,700	3,725
SkyMiles IP, Ltd. 4.75% 2028[7]	3,975	4,422
The Brink’s Co. 4.625% 2027[7]	2,385	2,490
TransDigm, Inc. 6.25% 2026[7]	4,976	5,256
TransDigm, Inc. 5.50% 2027	1,100	1,148
Triumph Group, Inc. 6.25% 2024[7]	970	988
Triumph Group, Inc. 8.875% 2024[7]	1,045	1,164
Triumph Group, Inc. 7.75% 2025[7]	875	901
Union Pacific Corp. 3.15% 2024	1,287	1,374
Union Pacific Corp. 3.75% 2025	4,255	4,720
Union Pacific Corp. 2.15% 2027	2,318	2,410
Union Pacific Corp. 2.40% 2030	2,414	2,497
Union Pacific Corp. 2.891% 2036[7]	6,375	6,633
Union Pacific Corp. 3.75% 2070	546	603
Union Pacific Corp. 3.799% 2071[7]	545	607
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,425
United Rentals, Inc. 3.875% 2031	1,050	1,070
United Technologies Corp. 3.65% 2023	52	55
United Technologies Corp. 3.95% 2025	3,155	3,510
United Technologies Corp. 4.125% 2028	1,075	1,238

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Vertical U.S. Newco, Inc. 5.25% 2027[7]	$2,000	$2,110
Vinci SA 3.75% 2029[7]	1,167	1,319
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,309
WESCO Distribution, Inc. 7.25% 2028[7]	1,320	1,472
		192,414

Communication services 0.59%
Alphabet, Inc. 1.998% 2026	3,000	3,140
Alphabet, Inc. 1.90% 2040	1,375	1,253
Alphabet, Inc. 2.25% 2060	1,265	1,120
AT&T, Inc. 2.25% 2032	1,000	983
AT&T, Inc. 2.55% 2033[7]	348	345
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,649
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,647
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	2,975	3,035
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	1,625	1,665
CenturyLink, Inc. 6.75% 2023	2,500	2,776
CenturyLink, Inc. 7.50% 2024	1,500	1,686
CenturyLink, Inc. 5.125% 2026[7]	800	833
Comcast Corp. 2.35% 2027	4,000	4,199
Comcast Corp. 3.20% 2036	375	403
Comcast Corp. 3.90% 2038	250	288
Comcast Corp. 4.60% 2038	2,000	2,483
Comcast Corp. 2.80% 2051	791	762
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
Discovery Communications, Inc. 3.625% 2030	1,407	1,536
Embarq Corp. 7.995% 2036	5,000	5,675
Fox Corp. 4.03% 2024	1,120	1,214
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,386
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,745
Frontier Communications Corp. 6.75% 2029[7]	3,550	3,782
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,240
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,525
Intelsat Jackson Holding Co. 8.50% 2024[7,12]	7,650	4,541
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[14,15]	2,072	2,098
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[15]	1,400	1,429
Liberty Global PLC 5.50% 2028[7]	2,075	2,181
Ligado Networks LLC 15.50% 2023 (100% PIK)[7,13]	2,397	2,367
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,358
MDC Partners, Inc. 7.50% 2024[7,11]	3,225	3,269
News Corp. 3.875% 2029[7]	875	885
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,266
SBA Tower Trust 1.631% 2026[7]	8,707	8,718
Scripps Escrow II, Inc. 3.875% 2029[7]	1,100	1,093
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,156
Sirius XM Radio, Inc. 4.625% 2024[7]	3,345	3,441
Sirius XM Radio, Inc. 4.00% 2028[7]	2,150	2,217
Sprint Corp. 7.625% 2026	4,125	5,043
Sprint Corp. 6.875% 2028	7,550	9,692
TEGNA, Inc. 4.75% 2026[7]	2,350	2,506
TEGNA, Inc. 5.00% 2029	1,000	1,049
Tencent Holdings, Ltd. 3.68% 2041[7]	1,320	1,418
Tencent Holdings, Ltd. 3.84% 2051[7]	1,780	1,922
T-Mobile US, Inc. 1.50% 2026	500	505
T-Mobile US, Inc. 2.05% 2028	325	331

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.375% 2029[7]	$2,200	$2,276
T-Mobile US, Inc. 2.875% 2031	1,050	1,043
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,201	13,191
Univision Communications, Inc. 6.625% 2027[7]	4,800	5,207
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,509
Verizon Communications, Inc. 2.10% 2028	1,835	1,875
Verizon Communications, Inc. 2.875% 2050	2,500	2,381
Virgin Media O2 4.25% 2031[7]	2,075	2,041
Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,142
Vodafone Group PLC 4.375% 2028	350	407
Vodafone Group PLC 5.25% 2048	500	660
Vodafone Group PLC 4.25% 2050	4,350	5,090
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,820
Ziggo Bond Finance BV 5.50% 2027[7]	4,277	4,455
Ziggo Bond Finance BV 4.875% 2030[7]	725	744
		190,491

Utilities 0.57%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
Ameren Corp. 2.50% 2024	969	1,020
Ameren Corp. 4.50% 2049	425	548
American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
Calpine Corp. 3.75% 2031[7]	1,300	1,240
CenterPoint Energy, Inc. 2.50% 2022	900	920
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
Comisión Federal de Electricidad 4.75% 2027[7]	645	722
Commonwealth Edison Co. 4.35% 2045	1,085	1,354
Commonwealth Edison Co. 4.00% 2048	2,600	3,132
Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
Consumers Energy Co. 4.05% 2048	3,017	3,674
Dominion Resources, Inc. 2.00% 2021	665	665
Dominion Resources, Inc. 2.75% 2022	800	809
Dominion Resources, Inc. 2.85% 2026	750	799
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,883
DTE Energy Company 3.95% 2049	1,800	2,183
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
Duke Energy Progress, Inc. 3.70% 2046	750	851
Edison International 3.55% 2024	2,200	2,341
EDP Finance BV 3.625% 2024[7]	4,100	4,410
Electricité de France SA 4.75% 2035[7]	1,250	1,528
Electricité de France SA 4.875% 2038[7]	2,750	3,387
Electricité de France SA 5.60% 2040	525	703
Emera US Finance LP 3.55% 2026	320	350
Enersis Américas SA 4.00% 2026	245	267
Entergy Corp. 2.80% 2030	3,325	3,467
Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
Entergy Texas, Inc. 1.75% 2031	3,650	3,504
Eversource Energy 3.80% 2023	2,730	2,932
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,102
FirstEnergy Corp. 3.40% 2050	5,275	5,184
FirstEnergy Transmission LLC 2.866% 2028[7]	675	700
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
Northern States Power Co. 4.125% 2044	6,000	7,357
NRG Energy, Inc. 3.625% 2031[7]	2,250	2,214
Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
Pacific Gas and Electric Co. 2.10% 2027	125	122

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2031	$14,750	$13,846
Pacific Gas and Electric Co. 3.30% 2040	100	91
Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
PG&E Corp. 5.00% 2028	4,750	4,809
PG&E Corp. 5.25% 2030	2,575	2,607
Public Service Company of Colorado 2.25% 2022	2,000	2,027
Public Service Company of Colorado 1.875% 2031	2,775	2,763
Public Service Electric and Gas Co. 3.60% 2047	548	625
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
Puget Energy, Inc. 6.00% 2021	1,823	1,840
Southern California Edison Co. 2.85% 2029	4,450	4,626
Southern California Edison Co. 6.00% 2034	2,500	3,245
Southern California Edison Co. 5.35% 2035	3,000	3,804
Southern California Edison Co. 5.75% 2035	675	886
Southern California Edison Co. 4.875% 2049	3,745	4,446
Southern California Gas Company 2.55% 2030	2,725	2,819
Talen Energy Corp. 10.50% 2026[7]	885	641
Talen Energy Corp. 7.25% 2027[7]	4,655	4,350
Talen Energy Supply, LLC 7.625% 2028[7]	1,575	1,476
Union Electric Co. 2.625% 2051	5,625	5,396
Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
Xcel Energy, Inc. 2.60% 2029	1,950	2,029
		184,412

Consumer discretionary 0.56%
Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,665
Amazon.com, Inc. 2.70% 2060	2,765	2,656
American Honda Finance Corp. 3.50% 2028	750	842
Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,070
Bayerische Motoren Werke AG 2.25% 2023[7]	300	311
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,965
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,540
Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,518
Carnival Corp. 11.50% 2023[7]	5,575	6,281
Carvana Co. 5.625% 2025[7]	600	625
Carvana Co. 5.50% 2027[7]	2,496	2,584
Carvana Co. 5.875% 2028[7]	924	974
Ford Motor Credit Company LLC 3.664% 2024	455	478
Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
Ford Motor Credit Company LLC 5.584% 2024	423	464
Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
Ford Motor Credit Company LLC 3.815% 2027	250	261
General Motors Financial Co. 3.45% 2022	2,000	2,028
General Motors Financial Co. 5.20% 2023	6,354	6,844
General Motors Financial Co. 1.05% 2024	1,050	1,056
General Motors Financial Co. 3.50% 2024	4,145	4,451
General Motors Financial Co. 4.30% 2025	400	442
General Motors Financial Co. 4.35% 2027	500	563
Hanesbrands, Inc. 4.625% 2024[7]	860	913
Hanesbrands, Inc. 5.375% 2025[7]	706	750
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,919
Hilton Grand Vacations Borrower LLC 5.00% 2029[7]	1,580	1,618
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,904

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Home Depot, Inc. 3.90% 2028	$825	$962
Home Depot, Inc. 2.95% 2029	9,301	10,167
Home Depot, Inc. 1.375% 2031	2,556	2,450
Home Depot, Inc. 4.25% 2046	3,500	4,359
Home Depot, Inc. 4.50% 2048	428	559
Home Depot, Inc. 2.375% 2051	1,000	927
Hyundai Capital America 3.25% 2022[7]	480	495
Hyundai Capital America 2.375% 2027[7]	2,579	2,641
International Game Technology PLC 6.50% 2025[7]	4,555	5,113
International Game Technology PLC 5.25% 2029[7]	4,365	4,688
Lithia Motors, Inc. 3.875% 2029[7]	675	701
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,099
Lowe’s Companies, Inc. 1.70% 2030	966	927
Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,570
MGM Growth Properties LLC 5.625% 2024	775	840
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,124
MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,265
Mohegan Gaming & Entertainment 8.00% 2026[7]	3,400	3,557
Neiman Marcus Group LLC 7.125% 2026[7]	1,345	1,437
Nissan Motor Co., Ltd. 3.522% 2025[7]	3,000	3,206
Nissan Motor Co., Ltd. 4.345% 2027[7]	3,000	3,300
Panther BF Aggregator 2 LP 6.25% 2026[7]	500	533
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	1,925	2,221
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	2,120	2,120
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	2,347	2,573
Scientific Games Corp. 8.625% 2025[7]	1,260	1,381
Scientific Games Corp. 8.25% 2026[7]	6,905	7,414
Scientific Games Corp. 7.00% 2028[7]	950	1,040
Scientific Games Corp. 7.25% 2029[7]	1,615	1,826
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,087
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
VICI Properties LP 4.625% 2029[7]	995	1,059
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	2,100	2,148
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	459
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,192
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	4,076
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,386
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,465
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,345
Wyndham Worldwide Corp. 4.375% 2028[7]	1,855	1,932
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	3,468	3,602
		180,699

Materials 0.53%
Alcoa Netherlands Holding BV 4.125% 2029[7]	950	992
Anglo American Capital PLC 2.25% 2028[7]	484	490
Anglo American Capital PLC 2.625% 2030[7]	11,275	11,334
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,482
Arconic Rolled Products Corp. 6.125% 2028[7]	750	807
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	625
Cleveland-Cliffs, Inc. 6.75% 2026[7]	2,035	2,198
Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,923
Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,156
CVR Partners LP 9.25% 2023[7]	346	348
CVR Partners LP 6.125% 2028[7]	745	764
Dow Chemical Co. 3.625% 2026	1,884	2,086
Dow Chemical Co. 3.60% 2050	12,662	13,706

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 7.25% 2023[7]	$1,200	$1,225
First Quantum Minerals, Ltd. 6.50% 2024[7]	4,704	4,812
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,805
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,797
First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,535
Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,305
FXI Holdings, Inc. 12.25% 2026[7]	4,392	5,071
Glencore Funding LLC 4.125% 2024[7]	945	1,019
Hexion, Inc. 7.875% 2027[7]	2,045	2,209
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,390
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,379
International Paper Co. 7.30% 2039	2,005	3,111
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	1,148	1,278
LSB Industries, Inc. 9.625% 2023[7]	5,170	5,322
LYB International Finance III, LLC 2.25% 2030	2,275	2,275
LYB International Finance III, LLC 3.375% 2040	10,848	11,261
LYB International Finance III, LLC 3.625% 2051	9,787	10,358
LYB International Finance III, LLC 3.80% 2060	1,186	1,257
Methanex Corp. 5.125% 2027	4,750	5,137
Mosaic Co. 3.25% 2022	1,125	1,165
Mosaic Co. 4.05% 2027	1,050	1,178
Praxair, Inc. 1.10% 2030	2,938	2,765
SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,188
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,235
Sherwin-Williams Company 2.75% 2022	29	30
Sherwin-Williams Company 3.125% 2024	275	294
Sherwin-Williams Company 3.80% 2049	5,208	6,025
Tronox, Ltd. 4.625% 2029[7]	2,175	2,199
Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
Venator Materials Corp. 5.75% 2025[7]	5,845	5,764
Venator Materials Corp. 9.50% 2025[7]	1,495	1,686
Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,178
Westlake Chemical Corp. 4.375% 2047	500	589
		170,506

Information technology 0.41%
Adobe, Inc. 1.90% 2025	366	381
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[14,15]	4,150	4,203
Apple, Inc. 3.00% 2024	625	663
Apple, Inc. 0.70% 2026	2,500	2,472
Apple, Inc. 3.35% 2027	40	44
Apple, Inc. 1.20% 2028	5,000	4,932
Apple, Inc. 1.65% 2031	2,500	2,463
Avaya, Inc. 6.125% 2028[7]	1,600	1,715
Booz Allen Hamilton, Inc. 4.00% 2029[7]	710	727
Broadcom, Inc. 1.95% 2028[7]	1,407	1,408
Broadcom, Inc. 2.45% 2031[7]	2,452	2,411
Broadcom, Inc. 2.60% 2033[7]	2,524	2,471
Broadcom, Inc. 3.469% 2034[7]	11,463	12,137
Broadcom, Inc. 3.50% 2041[7]	3,948	4,044
Broadcom, Inc. 3.75% 2051[7]	3,366	3,519
CommScope Finance LLC 6.00% 2026[7]	2,425	2,563
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[14,15]	1,334	1,316
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,310
Diebold, Inc. 8.50% 2024	1,400	1,435
Fidelity National Information Services, Inc. 3.10% 2041	302	310
Fiserv, Inc. 2.75% 2024	1,600	1,689
Fiserv, Inc. 3.20% 2026	7,455	8,075

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Fiserv, Inc. 3.50% 2029	$1,280	$1,410
Fiserv, Inc. 2.65% 2030	7,673	7,953
Fiserv, Inc. 4.40% 2049	800	967
Gartner, Inc. 4.50% 2028[7]	650	687
Intuit, Inc. 0.95% 2025	1,530	1,535
Intuit, Inc. 1.35% 2027	1,395	1,394
Intuit, Inc. 1.65% 2030	1,845	1,815
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2024[14,15]	2,587	2,591
Microsoft Corp. 2.525% 2050	4,744	4,672
Microsoft Corp. 2.921% 2052	4,814	5,118
Oracle Corp. 3.65% 2041	2,250	2,390
Oracle Corp. 3.95% 2051	1,826	1,995
PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
Sabre GLBL, Inc. 7.375% 2025[7]	728	793
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,426
salesforce.com, inc. 1.50% 2028	3,200	3,196
salesforce.com, inc. 1.95% 2031	1,625	1,629
salesforce.com, inc. 2.70% 2041	1,875	1,890
Square, Inc. 3.50% 2031[7]	1,875	1,894
Synaptics, Inc. 4.00% 2029[7]	675	679
Unisys Corp. 6.875% 2027[7]	725	793
VeriSign, Inc. 2.70% 2031	625	636
Veritas Holdings, Ltd. 7.50% 2025[7]	3,860	4,030
ViaSat, Inc. 5.625% 2027[7]	555	581
Visa, Inc. 2.80% 2022	2,000	2,067
Visa, Inc. 3.15% 2025	5,500	6,020
Xerox Corp. 5.00% 2025[7]	2,925	3,091
Xerox Corp. 5.50% 2028[7]	1,875	1,951
		133,311

Real estate 0.41%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
American Campus Communities, Inc. 3.75% 2023	3,055	3,203
American Campus Communities, Inc. 4.125% 2024	2,075	2,260
American Campus Communities, Inc. 3.625% 2027	9,545	10,397
American Campus Communities, Inc. 3.875% 2031	331	368
American Tower Corp. 1.60% 2026	2,347	2,373
American Tower Corp. 3.55% 2027	1,425	1,568
American Tower Corp. 1.50% 2028	10,000	9,736
American Tower Corp. 3.60% 2028	1,000	1,101
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
Brookfield Property REIT, Inc. 5.75% 2026[7]	6,050	6,368
Diversified Healthcare Trust 4.375% 2031	3,250	3,118
Equinix, Inc. 1.45% 2026	6,787	6,825
Equinix, Inc. 2.90% 2026	1,144	1,226
Equinix, Inc. 1.80% 2027	1,295	1,312
Equinix, Inc. 1.55% 2028	3,175	3,122
Equinix, Inc. 2.00% 2028	2,234	2,246
Equinix, Inc. 3.20% 2029	1,552	1,667
Equinix, Inc. 2.50% 2031	1,710	1,741
Equinix, Inc. 3.00% 2050	912	877
Equinix, Inc. 3.40% 2052	2,731	2,814
Essex Portfolio LP 3.875% 2024	1,000	1,077
Essex Portfolio LP 3.50% 2025	6,825	7,393

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$1,341
Hospitality Properties Trust 4.50% 2023	1,945	1,998
Hospitality Properties Trust 4.50% 2025	150	150
Hospitality Properties Trust 4.95% 2027	500	499
Hospitality Properties Trust 3.95% 2028	1,950	1,844
Host Hotels & Resorts LP 4.50% 2026	355	390
Howard Hughes Corp. 5.375% 2028[7]	2,450	2,606
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,866
Howard Hughes Corp. 4.375% 2031[7]	2,015	2,012
Iron Mountain, Inc. 5.25% 2030[7]	4,785	5,072
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,686
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
Ladder Capital Corp. 5.25% 2025[7]	440	448
Park Intermediate Holdings LLC 4.875% 2029[7]	1,180	1,222
Public Storage 2.37% 2022	565	578
Public Storage 0.875% 2026	592	587
Public Storage 1.85% 2028	2,490	2,511
Public Storage 2.30% 2031	2,493	2,545
QTS Realty Trust, Inc. 3.875% 2028[7]	2,025	2,168
Realogy Corp. 5.75% 2029[7]	2,760	2,889
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	878
Scentre Group 3.25% 2025[7]	1,000	1,074
Scentre Group 3.50% 2025[7]	3,075	3,307
Scentre Group 3.75% 2027[7]	2,430	2,683
UDR, Inc. 2.95% 2026	760	813
Westfield Corp., Ltd. 3.15% 2022[7]	4,290	4,355
		132,979

Consumer staples 0.38%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,696
7-Eleven, Inc. 0.95% 2026[7]	825	811
7-Eleven, Inc. 1.30% 2028[7]	6,515	6,298
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,371
Altria Group, Inc. 4.40% 2026	231	261
Altria Group, Inc. 5.80% 2039	4,820	5,963
Altria Group, Inc. 3.40% 2041	2,500	2,388
Altria Group, Inc. 4.50% 2043	3,000	3,232
Altria Group, Inc. 5.95% 2049	490	628
Altria Group, Inc. 3.70% 2051	2,500	2,376
Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
B&G Foods, Inc. 5.25% 2025	2,175	2,237
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,645
British American Tobacco PLC 3.222% 2024	2,826	3,003
British American Tobacco PLC 3.215% 2026	3,323	3,529
British American Tobacco PLC 4.39% 2037	3,109	3,357
British American Tobacco PLC 4.54% 2047	940	1,001
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,415
Coca-Cola Company 1.00% 2028	940	912
Conagra Brands, Inc. 1.375% 2027	4,615	4,506
Constellation Brands, Inc. 2.65% 2022	2,856	2,937
Constellation Brands, Inc. 2.70% 2022	195	199
Constellation Brands, Inc. 3.20% 2023	1,029	1,073
Constellation Brands, Inc. 3.60% 2028	625	693
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,138
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
Kimberly-Clark Corp. 3.10% 2030	329	364
Kraft Heinz Company 3.875% 2027	2,475	2,721
Kraft Heinz Company 4.375% 2046	1,140	1,294

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Kraft Heinz Company 4.875% 2049	$3,760	$4,574
Kraft Heinz Company 5.50% 2050	1,215	1,580
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,723
Nestlé Holdings, Inc. 1.00% 2027[7]	16,400	16,022
Philip Morris International, Inc. 2.375% 2022	1,960	2,005
Philip Morris International, Inc. 2.625% 2022	1,670	1,692
Philip Morris International, Inc. 2.875% 2024	788	838
Philip Morris International, Inc. 3.25% 2024	2,000	2,164
Philip Morris International, Inc. 0.875% 2026	2,990	2,954
Philip Morris International, Inc. 3.375% 2029	788	873
Philip Morris International, Inc. 1.75% 2030	2,956	2,859
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,938
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,077
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,147
Reynolds American, Inc. 5.85% 2045	2,030	2,489
Simmons Foods, Inc. 4.625% 2029[7]	560	566
		124,387

Total corporate bonds, notes & loans		2,264,966

Mortgage-backed obligations 5.53%
Federal agency mortgage-backed obligations 5.13%
Fannie Mae Pool #AD7072 4.00% 2025[16]	4	4
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	399	425
Fannie Mae Pool #890329 4.00% 2026[16]	57	61
Fannie Mae Pool #AH5618 4.00% 2026[16]	3	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	3	4
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	40	42
Fannie Mae Pool #AL8347 4.00% 2029[16]	420	446
Fannie Mae Pool #254767 5.50% 2033[16]	289	334
Fannie Mae Pool #555956 5.50% 2033[16]	187	216
Fannie Mae Pool #BN1085 4.00% 2034[16]	575	612
Fannie Mae Pool #BN3172 4.00% 2034[16]	178	189
Fannie Mae Pool #AS8554 3.00% 2036[16]	9,100	9,579
Fannie Mae Pool #929185 5.50% 2036[16]	460	533
Fannie Mae Pool #893641 6.00% 2036[16]	948	1,125
Fannie Mae Pool #893688 6.00% 2036[16]	243	288
Fannie Mae Pool #907239 6.00% 2036[16]	58	69
Fannie Mae Pool #AD0249 5.50% 2037[16]	156	180
Fannie Mae Pool #190379 5.50% 2037[16]	82	96
Fannie Mae Pool #924952 6.00% 2037[16]	1,143	1,355
Fannie Mae Pool #888292 6.00% 2037[16]	830	986
Fannie Mae Pool #928031 6.00% 2037[16]	98	116
Fannie Mae Pool #888637 6.00% 2037[16]	14	17
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,350	1,602
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,017	1,205
Fannie Mae Pool #995674 6.00% 2038[16]	486	576
Fannie Mae Pool #AE0021 6.00% 2038[16]	393	466
Fannie Mae Pool #AL7164 6.00% 2038[16]	254	295
Fannie Mae Pool #AB0538 6.00% 2038[16]	151	175
Fannie Mae Pool #889983 6.00% 2038[16]	26	31
Fannie Mae Pool #995391 6.00% 2038[16]	26	30
Fannie Mae Pool #995224 6.00% 2038[16]	12	14
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	259	306
Fannie Mae Pool #AL0309 6.00% 2040[16]	85	101
Fannie Mae Pool #MA4333 2.00% 2041[16]	9,698	9,867
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,842	9,034

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4364 2.00% 2041[16]	$2,802	$2,845
Fannie Mae Pool #AB4536 6.00% 2041[16]	552	652
Fannie Mae Pool #AL7228 6.00% 2041[16]	353	411
Fannie Mae Pool #AP2131 3.50% 2042[16]	4,521	4,873
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,701	3,013
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,561	1,741
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,314	1,452
Fannie Mae Pool #AL8773 3.50% 2045[16]	7,747	8,346
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,951	2,116
Fannie Mae Pool #BC4764 3.00% 2046[16]	16,398	17,265
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,919	4,251
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,707	1,841
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,715	1,866
Fannie Mae Pool #BC7611 4.00% 2046[16]	401	438
Fannie Mae Pool #CA0770 3.50% 2047[16]	2,617	2,775
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,569	2,740
Fannie Mae Pool #MA3211 4.00% 2047[16]	4,946	5,303
Fannie Mae Pool #257036 7.00% 2047[16]	8	10
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	28,331	29,872
Fannie Mae Pool #BK7655 3.891% 2048[14,16]	570	596
Fannie Mae Pool #CA2377 4.00% 2048[16]	11,397	12,162
Fannie Mae Pool #BK6971 4.00% 2048[16]	160	171
Fannie Mae Pool #MA3277 4.00% 2048[16]	20	21
Fannie Mae Pool #BK5255 4.00% 2048[16]	19	21
Fannie Mae Pool #CA2493 4.50% 2048[16]	1,296	1,399
Fannie Mae Pool #CA4756 3.00% 2049[16]	8,470	8,964
Fannie Mae Pool #BK8767 4.00% 2049[16]	133	144
Fannie Mae Pool #MA4381 3.50% 2051[16]	668	709
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	112	129
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	30	37
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[14,16]	1,046	1,067
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,109	1,121
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	763	767
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[14,16]	4,816	5,045
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[14,16]	5,071	5,352
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[14,16]	4,330	4,604
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[14,16]	5,518	5,876
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[14,16]	3,972	4,223
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[14,16]	9,665	10,330
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[14,16]	2,891	3,142
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	62	57
Freddie Mac Pool #ZK7598 3.00% 2027[16]	8,407	8,893
Freddie Mac Pool #ZK7580 3.00% 2027[16]	3,772	3,992
Freddie Mac Pool #C91912 3.00% 2037[16]	15,917	16,761
Freddie Mac Pool #G03978 5.00% 2038[16]	587	673
Freddie Mac Pool #G04553 6.50% 2038[16]	76	87
Freddie Mac Pool #G08347 4.50% 2039[16]	97	109
Freddie Mac Pool #C03518 5.00% 2040[16]	938	1,066
Freddie Mac Pool #RB5118 2.00% 2041[16]	30,065	30,717
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,437	2,669
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,711	1,909
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,162	1,280
Freddie Mac Pool #760014 2.977% 2045[14,16]	309	323
Freddie Mac Pool #Q37988 4.00% 2045[16]	8,593	9,434
Freddie Mac Pool #G60344 4.00% 2045[16]	7,261	8,002
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,757	6,189
Freddie Mac Pool #Q41909 4.50% 2046[16]	625	681
Freddie Mac Pool #Q41090 4.50% 2046[16]	392	428
Freddie Mac Pool #760015 2.679% 2047[14,16]	729	760
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,679	1,798

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SI2002 4.00% 2048[16]	$4,244	$4,543
Freddie Mac Pool #SD7507 3.00% 2049[16]	28,669	30,468
Freddie Mac Pool #SD7528 2.00% 2050[16]	21,370	21,679
Freddie Mac Pool #RA2020 3.00% 2050[16]	11,406	12,048
Freddie Mac Pool #SD8164 3.50% 2051[16]	6,835	7,241
Freddie Mac Pool #SD8158 3.50% 2051[16]	81	85
Freddie Mac, Series T041, Class 3A, 5.051% 2032[14,16]	223	249
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,129
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,876
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,554
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,357
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[14,16]	9,778	10,769
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,779
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,055
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,252
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,407
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,885
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,755
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,331	7,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[14,16]	7,326	7,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[14,16]	3,730	3,901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[14,16]	1,622	1,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[14,16]	1,225	1,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,805	2,948
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,553	2,786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,003	1,094
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	13,732	14,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	7,694	8,084
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,013	3,187
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,969	4,173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	6,190	6,601
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,712
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.392% 2027[14,16]	777	788
Government National Mortgage Assn. 2.00% 2051[16,17]	89,533	91,027
Government National Mortgage Assn. 2.50% 2051[16,17]	21,529	22,241
Government National Mortgage Assn. 3.00% 2051[16,17]	28,369	29,591
Government National Mortgage Assn. 3.00% 2051[16,17]	7,413	7,735
Government National Mortgage Assn. 3.50% 2051[16,17]	26,752	28,085
Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,841
Government National Mortgage Assn. 4.50% 2051[16,17]	10,000	10,658
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,025	1,106
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	11,073	11,741
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,442	1,530
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	18,936	20,210
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	4,689	5,001
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	2,770	2,962

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	$38,218	$40,144
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	19,795	19,972
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	52,169	53,812
Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	665
Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,230
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	88,984	89,495
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	213,092	219,526
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	5,863	6,053
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	94,201	98,048
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	44,573	46,435
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	141,729	149,283
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	8,114	8,542
Uniform Mortgage-Backed Security 4.00% 2051[16,17]	112,136	119,512
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	44,966
		1,658,560

Commercial mortgage-backed securities 0.22%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,013
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[7,14,16]	2,000	2,004
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,105
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,039
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[7,14,16]	7,538	7,552
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[7,14,16]	1,361	1,365
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[7,14,16]	1,229	1,233
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	904	936
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,205
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,201	1,270
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[7,14,16]	1,574	1,579
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[7,14,16]	1,437	1,443
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[7,14,16]	1,501	1,509
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,320
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,470
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	14,110
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,14,16]	3,950	3,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	879	927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	927	967
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	7,020	7,333
		71,134

Collateralized mortgage-backed obligations (privately originated) 0.18%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,14,16]	2,024	2,039
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,14,16]	1,219	1,220
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[7,14,16]	3,810	3,823
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,14,16]	1,874	1,958
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,332
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,14,16]	2,946	2,991
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	183	193
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	9,761	10,612

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	$3,466	$3,791
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,14,16]	733	749
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,14,16]	700	714
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,14,16]	4,805	4,828
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,14,16]	1,322	1,331
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,14,16]	656	658
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	417	432
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[7,14,16]	3,001	3,006
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[7,14,16]	2,862	2,867
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,14,16]	7,829	7,834
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,14,16]	1,485	1,508
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,14,16]	754	752
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,14,16]	1,015	1,031
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[7,14,16]	1,300	1,301
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	845	834
		58,804

Total mortgage-backed obligations		1,788,498

Asset-backed obligations 0.96%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,994
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,184
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,352
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,390
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	556
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	146
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[7,14,16]	2,875	2,875
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[7,14,16]	1,639	1,639
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[7,14,16]	3,510	3,510
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[7,14,16]	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	981	982
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	409	410
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[7,14,16]	5,185	5,185
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,454	5,548
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,858	1,889
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	945	962
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	177	179
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,402	6,452
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	822	830
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,778	1,790
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,435	1,450
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,427	6,491
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	914	933
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,912	1,900
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,14,16]	395	397
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,016
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	307	308
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	836
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,304
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	94	94

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	$110	$111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[7,14,16]	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,16]	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,16]	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,16]	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[7,14,16]	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[7,14,16]	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[7,14,16]	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[7,16]	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[7,14,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[7,14,16]	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,14,16]	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,14,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.823% 2053[7,14,16]	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[7,14,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[7,14,16]	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[7,14,16]	2,985	2,985

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	$2,195	$2,217
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	246	251
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	950	959
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,054	1,045
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	5,066	5,144
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,429
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	905
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,14,16]	7,257	7,269
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,16]	11,976	12,071
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,16]	3,221	3,210
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	716	719
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,410
		310,904

Bonds & notes of governments & government agencies outside the U.S. 0.18%
Asian Development Bank 1.00% 2026	5,130	5,148
CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,336
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,188
KfW 2.125% 2022	375	380
Manitoba (Province of) 3.05% 2024	2,600	2,780
Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,905
Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,790
Peru (Republic of) 1.862% 2032	2,525	2,349
Peru (Republic of) 2.78% 2060	3,775	3,377
Qatar (State of) 3.375% 2024[7]	2,315	2,486
Qatar (State of) 4.00% 2029[7]	745	859
Qatar (State of) 4.817% 2049[7]	750	968
Quebec (Province of) 2.375% 2022	5,057	5,120
Quebec (Province of) 2.75% 2027	9,000	9,768
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,888
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,312
United Mexican States 2.659% 2031	2,703	2,647
United Mexican States 3.771% 2061	1,528	1,425
		57,726

Federal agency bonds & notes 0.11%
Fannie Mae 1.875% 2026	13,000	13,634
Fannie Mae 0.875% 2030[9]	23,958	22,723
		36,357

Municipals 0.09%
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	25	26
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	20	21
		47

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474
		10,899

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,894

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$30	$30

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,870
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,773
		7,643

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	10	10

Total municipals		29,080

Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368

Short-term securities 7.54%	Shares
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[6,18]	24,159,533	2,415,954

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.07%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,924,647	$12,924
Capital Group Central Cash Fund 0.04%[6,18,19]	104,483	10,448
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	68,626	69
		23,441

Total short-term securities (cost: $2,439,255,000)		2,439,395
Total investment securities 103.98% (cost: $23,413,273,000)		33,634,369
Other assets less liabilities (3.98)%		(1,288,428)

Net assets 100.00%		$32,345,941

Futures contracts

		Number of		Notional amount [20]	Value at 6/30/2021 [21]		Unrealized (depreciation) appreciation at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,129	October 2021	$225,800	$248,741	.	$(435)
5 Year U.S. Treasury Note Futures	Short	4,213	October 2021	(421,300)	(520,009)		901
10 Year U.S. Treasury Note Futures	Short	990	September 2021	(99,000)	(131,175)		(415)
10 Year Ultra U.S. Treasury Note Futures	Short	1,742	September 2021	(174,200)	(256,428)		(3,097)
20 Year U.S. Treasury Bond Futures	Short	235	September 2021	(23,500)	(37,776)		(300)
30 Year Ultra U.S. Treasury Bond Futures	Short	207	September 2021	(20,700)	(39,886)		(517)
							$(3,863)

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	premium	appreciation
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.0795%	7/13/2025	$39,521	$862	$—	$862

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000	$(2,590)	$(2,208)	$(382)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.55%
Health care 0.03%
NuCana PLC (ADR)[1]	$13,367	$—	$—	$—	$(5,120)	$8,247	$—

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Investments in affiliates6 (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$—		$36,658	$14,043	$41,773	$169,230	$2,800
Total common stocks							177,477
Investment funds 5.20%
Capital Group Central Corporate Bond Fund	—	1,677,901		—	—	3,297	1,681,198	259
Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[18]	2,273,691	2,311,312		2,168,827	(9)	(213)	2,415,954	992
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[18,19]	—	10,448	[22]				10,448	—	[23]
Total short-term securities							2,426,402
Total 13.25%					$14,034	$39,737	$4,285,077	$4,051

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented .13% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 6/30/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$6,949	$19,795	.06%
Extraction Oil & Gas, Inc.	1/20/2021	555	1,184	.00
Total private placement securities		$7,504	$20,979	.06%

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	133

Global Balanced Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 61.22%	Shares	Value (000)
Information technology 13.80%
Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
Microsoft Corp.	43,721	11,844
Broadcom, Inc.	17,809	8,492
ASML Holding NV	10,504	7,217
PagSeguro Digital, Ltd., Class A1	84,179	4,707
Tokyo Electron, Ltd.	10,500	4,544
Amadeus IT Group SA, Class A, non-registered shares[1]	33,031	2,323
Edenred SA	33,076	1,885
Visa, Inc., Class A	7,691	1,798
Keyence Corp.	3,400	1,716
Mastercard, Inc., Class A	4,466	1,631
Amphenol Corp., Class A	23,612	1,615
Murata Manufacturing Co., Ltd.	15,800	1,206
		63,030

Health care 8.89%
AstraZeneca PLC	49,835	5,986
UnitedHealth Group, Inc.	13,787	5,521
Pfizer, Inc.	116,586	4,565
Danaher Corp.	12,903	3,463
Humana Inc.	7,588	3,359
Thermo Fisher Scientific, Inc.	5,194	2,620
Mettler-Toledo International, Inc.[1]	1,781	2,467
Coloplast A/S, Class B	14,862	2,439
Merck & Co., Inc.	28,792	2,239
Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
Gilead Sciences, Inc.	21,202	1,460
Cigna Corp.	5,904	1,400
Novartis AG	11,212	1,022
Bayer AG	12,374	751
Organon & Co.[1]	1,695	51
		40,599

Financials 7.86%
JPMorgan Chase & Co.	50,515	7,857
Berkshire Hathaway, Inc., Class A1	14	5,861
Berkshire Hathaway, Inc., Class B1	216	60
Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
Aon PLC, Class A	10,249	2,447
Zurich Insurance Group AG	6,002	2,408
BlackRock, Inc.	2,556	2,236
AIA Group, Ltd.	178,000	2,212
Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
S&P Global, Inc.	4,998	2,052
Deutsche Boerse AG	9,146	1,596
FinecoBank SpA[1]	75,768	1,321
B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
Legal & General Group PLC	362,095	1,290
Brookfield Asset Management Reinsurance Partners, Ltd.,Class A (CAD denominated)[1]	405	21
		35,877

Consumer discretionary 7.30%
Home Depot, Inc.	30,381	9,688
LVMH Moët Hennessy-Louis Vuitton SE	6,242	4,895
Domino’s Pizza, Inc.	8,432	3,933
Amazon.com, Inc.[1]	772	2,656
Ocado Group PLC[1]	78,363	2,171
Darden Restaurants, Inc.	14,828	2,165
Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
General Motors Company[1]	29,566	1,749

134	American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Booking Holdings, Inc.[1]	704	$1,540
Industria de Diseño Textil, SA	32,265	1,137
Stellantis NV	48,207	946
Wynn Resorts, Ltd.[1]	4,407	539
		33,324

Consumer staples 6.71%
Nestlé SA	72,154	8,985
Philip Morris International, Inc.	60,296	5,976
Altria Group, Inc.	71,119	3,391
Kweichow Moutai Co., Ltd., Class A	10,500	3,342
British American Tobacco PLC	76,169	2,950
British American Tobacco PLC (ADR)	3,765	148
Keurig Dr Pepper, Inc.	84,587	2,981
Coca-Cola Europacific Partners PLC	17,523	1,039
Budweiser Brewing Co. APAC, Ltd.	308,000	972
Procter & Gamble Company	6,527	881
		30,665

Industrials 5.20%
SITC International Holdings Co., Ltd.	937,000	3,916
Airbus SE, non-registered shares[1]	22,178	2,852
Spirax-Sarco Engineering PLC	10,948	2,062
Lockheed Martin Corp.	5,420	2,051
SMC Corp.	3,100	1,832
Nidec Corp.	15,200	1,761
Watsco, Inc.	5,594	1,603
MTU Aero Engines AG	6,193	1,534
CSX Corp.	41,109	1,319
BAE Systems PLC	170,770	1,233
United Parcel Service, Inc., Class B	5,422	1,127
Honeywell International, Inc.	4,767	1,046
Union Pacific Corp.	4,256	936
Boeing Company[1]	2,057	493
		23,765

Materials 2.99%
Croda International PLC	26,816	2,733
Vale SA, ordinary nominative shares	118,297	2,694
Givaudan SA	560	2,604
Akzo Nobel NV	12,477	1,542
LyondellBasell Industries NV	14,783	1,521
Koninklijke DSM NV	7,351	1,372
Rio Tinto PLC	14,634	1,204
		13,670

Communication services 2.76%
Alphabet, Inc., Class C1	1,456	3,649
SoftBank Corp.	253,100	3,312
Verizon Communications, Inc.	49,974	2,800
Nintendo Co., Ltd.	3,800	2,210
América Móvil, SAB de CV, Series L (ADR)	41,843	628
		12,599

American Funds Insurance Series	135

Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate 2.51%
Crown Castle International Corp. REIT		15,806	$3,084
Equinix, Inc. REIT		2,956	2,373
American Tower Corp. REIT		6,662	1,800
Longfor Group Holdings, Ltd.		318,500	1,784
Gaming and Leisure Properties, Inc. REIT		36,680	1,699
Shimao Group Holdings, Ltd.		290,000	711
			11,451

Energy 2.29%
TC Energy Corp. (CAD denominated)		57,287	2,835
BP PLC		545,052	2,375
Baker Hughes Co., Class A		73,987	1,692
Chevron Corp.		13,291	1,392
Pioneer Natural Resources Company		7,328	1,191
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)		78,873	964
			10,449

Utilities 0.91%
Enel SpA		362,163	3,363
Brookfield Infrastructure Partners LP		14,608	811
			4,174

Total common stocks (cost: $174,263,000)			279,603

Preferred securities 0.37%
Information technology 0.37%
Samsung Electronics Co., Ltd., nonvoting preferred shares		25,715	1,683

Total preferred securities (cost: $1,314,000)			1,683

Convertible stocks 0.36%
Utilities 0.36%
AES Corp., convertible preferred units, 6.875% 2024		15,300	1,646

Total convertible stocks (cost: $1,530,000)			1,646

Bonds, notes & other debt instruments 30.10%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.04%
Abu Dhabi (Emirate of) 2.50% 2022[2]		$200	206
Abu Dhabi (Emirate of) 0.75% 2023[2]		275	277
Agricultural Development Bank of China 3.75% 2029	CNY	550	86
Agricultural Development Bank of China 2.96% 2030		4,350	645
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	885	738
Australia (Commonwealth of), Series 163, 1.00% 2031		660	470
Australia (Commonwealth of), Series 162, 1.75% 2051		400	265
Brazil (Federative Republic of) 0% 2021	BRL	3,000	603
Brazil (Federative Republic of) 6.00% 2024[3]		3,000	651
Canada 2.25% 2025	C$	1,400	1,193
Canada 0.25% 2026		570	445
Canada 2.25% 2029		1,265	1,098
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	8,650	1,349
China (People’s Republic of), Series INBK, 2.85% 2027		7,000	1,072
China (People’s Republic of), Series IMBK, 3.28% 2027		400	63
China (People’s Republic of), Series 1906, 3.29% 2029		5,500	863
China (People’s Republic of), Series 1910, 3.86% 2049		4,610	736
China (People’s Republic of), Series INBK, 3.39% 2050		300	44
China (People’s Republic of), Series INBK, 3.81% 2050		7,480	1,188
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	496

136	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China Development Bank Corp., Series 2004, 3.43% 2027	CNY	1,060	$165
China Development Bank Corp., Series 1805, 4.04% 2028		8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029		11,080	1,713
Colombia (Republic of) 5.75% 2027	COP	1,978,800	505
Czech Republic 0% 2024	CZK	1,000	44
Czech Republic 1.25% 2025		13,000	599
French Republic O.A.T. 0% 2030		€1,320	1,561
French Republic O.A.T. 3.25% 2045		160	296
Germany (Federal Republic of) 0% 2025		822	1,001
Germany (Federal Republic of) 0.25% 2029		600	748
Germany (Federal Republic of) 0% 2030		642	782
Germany (Federal Republic of) 0% 2036		1,300	1,529
Germany (Federal Republic of) 0% 2050		655	714
Greece (Hellenic Republic of) 3.375% 2025		300	401
Greece (Hellenic Republic of) 3.75% 2028		280	406
Greece (Hellenic Republic of) 3.875% 2029		270	400
India (Republic of) 5.15% 2025	INR	28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031		2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032		597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033		1,493,000	103
Israel (State of) 2.875% 2024		€200	257
Israel (State of) 1.50% 2027		100	128
Italy (Republic of) 0.10% 2023[3]		788	958
Italy (Republic of) 0.95% 2027		246	303
Italy (Republic of) 0.25% 2028		820	963
Italy (Republic of) 1.35% 2030		660	829
Japan, Series 134, 0.10% 2022		¥16,000	144
Japan, Series 17, 0.10% 2023[3]		10,480	95
Japan, Series 19, 0.10% 2024[3]		30,420	278
Japan, Series 18, 0.10% 2024[3]		20,840	190
Japan, Series 145, 0.10% 2025		98,050	891
Japan, Series 21, 0.10% 2026[3]		40,583	373
Japan, Series 346, 0.10% 2027		173,250	1,577
Japan, Series 22, 0.10% 2027[3]		25,438	234
Japan, Series 23, 0.10% 2028[3]		66,456	614
Japan, Series 24, 0.10% 2029[3]		213,816	1,980
Japan, Series 360, 0.10% 2030		368,900	3,343
Japan, Series 152, 1.20% 2035		303,400	3,094
Japan, Series 42, 1.70% 2044		94,100	1,061
Japan, Series 37, 0.60% 2050		26,950	238
Japan, Series 70, 0.70% 2051		13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027		1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033		400	105
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046		409	104
Morocco (Kingdom of) 3.50% 2024		€100	130
Morocco (Kingdom of) 1.375% 2026		130	157
Morocco (Kingdom of) 1.50% 2031		125	139
Morocco (Kingdom of) 1.50% 2031		100	112
National Highways Authority of India 7.17% 2021	INR	30,000	410
Netherlands (Kingdom of the) 5.50% 2028		€100	165
Norway (Kingdom of) 1.75% 2025	NKr	4,500	537
Nova Scotia (Province of) 3.15% 2051	C$	170	151
Peru (Republic of) 2.392% 2026		$90	93
Philippines (Republic of) 0.001% 2024		¥100,000	894
Philippines (Republic of) 0.25% 2025		€100	119

American Funds Insurance Series	137

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 1.648% 2031		$200	$193
Poland (Republic of), Series 1029, 2.75% 2029	PLN	410	118
Qatar (State of) 3.40% 2025[2]		$200	218
Romania 3.624% 2030		€692	950
Romania 3.624% 2030		225	309
Romania 2.00% 2032		100	120
Romania 2.00% 2033		540	637
Romania 3.50% 2034		65	88
Romania 3.875% 2035		170	237
Romania 3.375% 2038		80	104
Romania 4.625% 2049		39	59
Romania 3.375% 2050		73	93
Russian Federation 7.00% 2023	RUB	16,600	228
Russian Federation 2.875% 2025		€200	260
Russian Federation 2.875% 2025		100	130
Russian Federation 4.25% 2027		$200	224
Russian Federation 6.90% 2029	RUB	25,250	344
Russian Federation 7.65% 2030		38,320	546
Russian Federation 5.90% 2031		5,620	71
Russian Federation 8.50% 2031		5,530	83
Russian Federation 7.70% 2033		23,030	330
Russian Federation 7.25% 2034		8,140	113
Saudi Arabia (Kingdom of) 2.894% 2022[2]		$200	204
Serbia (Republic of) 3.125% 2027		€640	846
Serbia (Republic of) 3.125% 2027		125	165
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	503
Spain (Kingdom of) 1.25% 2030		€480	616
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$250	246
Tunisia (Republic of) 6.75% 2023		€150	173
Ukraine 6.75% 2026		150	194
Ukraine 6.876% 2029[2]		$250	260
United Kingdom 1.75% 2022		£280	395
United Kingdom 2.75% 2024		50	75
United Kingdom 0.375% 2030		730	976
United Kingdom 4.75% 2030		460	870
United Kingdom 4.25% 2032		280	525
United Kingdom 4.50% 2034		225	447
United Kingdom 0.625% 2035		675	879
United Kingdom 3.25% 2044		250	484
United Kingdom 0.625% 2050		95	112
United Kingdom 1.25% 2051		114	158
United Mexican States, Series M, 7.50% 2027	MXN	20,240	1,059
United Mexican States, Series M20, 8.50% 2029		11,500	635
United Mexican States, Series M, 8.00% 2047		4,000	212
			64,131

U.S. Treasury bonds & notes 10.53%
U.S. Treasury 10.46%
U.S. Treasury 0.125% 2022		$7,085	7,082
U.S. Treasury 1.875% 2022		700	707
U.S. Treasury 0.125% 2023		790	790
U.S. Treasury 0.375% 2025		10,167	9,984
U.S. Treasury 0.75% 2026		2,075	2,066
U.S. Treasury 0.875% 2026		454	454
U.S. Treasury 2.25% 2027		300	321
U.S. Treasury 2.875% 2028		1,275	1,416
U.S. Treasury 2.875% 2028		700	779
U.S. Treasury 0.625% 2030		2,640	2,467
U.S. Treasury 0.625% 2030		650	606
U.S. Treasury 0.875% 2030[4]		12,375	11,766
U.S. Treasury 1.625% 2031		375	381

138	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2041	$1,345	$1,316
U.S. Treasury 2.25% 2041	525	546
U.S. Treasury 2.875% 2046	400	463
U.S. Treasury 1.25% 2050	140	114
U.S. Treasury 1.375% 2050[4]	6,514	5,479
U.S. Treasury 2.375% 2051	990	1,056
		47,793

U.S. Treasury inflation-protected securities 0.07%
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	223	299

Total U.S. Treasury bonds & notes		48,092

Corporate bonds, notes & loans 4.67%
Financials 1.42%
ACE INA Holdings, Inc. 2.875% 2022	10	10
ACE INA Holdings, Inc. 3.35% 2026	10	11
ACE INA Holdings, Inc. 4.35% 2045	20	25
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€100	131
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$200	201
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	501
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	161
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	257
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	21
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	103
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	187
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	309
Commonwealth Bank of Australia 2.688% 2031[2]	225	225
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	133
Goldman Sachs Group, Inc. 3.50% 2025	207	225
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	133
Goldman Sachs Group, Inc. 1.00% 2033[2]	€210	250
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$78	92
Groupe BPCE SA 0.64% 2022	¥100,000	902
Groupe BPCE SA 5.70% 2023[2]	$200	222
Groupe BPCE SA 1.00% 2025	€100	123
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$200	223
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	187
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	190
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	197
Morgan Stanley 3.125% 2026	110	119
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	127
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	75
New York Life Insurance Company 3.75% 2050[2]	23	26
PNC Financial Services Group, Inc. 2.854% 2022[5]	100	104
Rabobank Nederland 3.875% 2023	€100	128
Royal Bank of Canada 1.20% 2026	$175	175
Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	415
		6,471

Utilities 0.87%
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	168
CMS Energy Corp. 3.00% 2026	150	161
Duke Energy Carolinas, LLC 3.05% 2023	280	292

American Funds Insurance Series	139

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Progress, LLC 3.70% 2028		$75	$85
Edison International 4.125% 2028		160	170
Enel Finance International SA 2.75% 2023[2]		200	208
Enel Finance International SA 3.50% 2028[2]		200	219
Enersis Américas SA 4.00% 2026		35	38
Exelon Corp. 3.40% 2026		150	163
Exelon Corp., junior subordinated, 3.497% 2022[5]		25	26
FirstEnergy Corp. 3.50% 2028[2]		35	38
Interstate Power and Light Co. 2.30% 2030		50	51
NextEra Energy Capital Holdings, Inc. 2.75% 2029		234	248
NextEra Energy Capital Holdings, Inc. 2.25% 2030		478	482
Niagara Mohawk Power Corp. 3.508% 2024[2]		85	92
Pacific Gas and Electric Co. 2.95% 2026		25	26
Pacific Gas and Electric Co. 2.10% 2027		100	97
Pacific Gas and Electric Co. 3.00% 2028		140	141
Pacific Gas and Electric Co. 4.65% 2028		114	126
Pacific Gas and Electric Co. 4.55% 2030		31	33
Pacific Gas and Electric Co. 2.50% 2031		600	563
Pacific Gas and Electric Co. 3.25% 2031		50	49
Pacific Gas and Electric Co. 3.50% 2050		137	122
State Grid Overseas Investment, Ltd. 1.25% 2022		€100	120
Xcel Energy, Inc. 3.35% 2026		$216	235
			3,981

Communication services 0.51%
AT&T, Inc. 2.75% 2031		375	390
AT&T, Inc. 2.55% 2033[2]		64	64
Deutsche Telekom International Finance BV 9.25% 2032		45	73
France Télécom 9.00% 2031[5]		65	102
KT Corp. 0.22% 2022		¥100,000	899
T-Mobile US, Inc. 2.05% 2028		$200	204
Verizon Communications, Inc. 0.375% 2029		€140	165
Verizon Communications, Inc. 2.55% 2031		$325	332
Verizon Communications, Inc. 0.75% 2032		€100	117
			2,346

Energy 0.50%
Canadian Natural Resources, Ltd. 2.95% 2030		$161	167
Enbridge, Inc. 4.25% 2026		70	79
Enbridge, Inc. 3.70% 2027		45	50
Enbridge, Inc. 3.40% 2051		39	39
Energy Transfer Operating LP 5.00% 2050		315	365
Halliburton Company 3.80% 2025		3	3
MPLX LP 2.65% 2030		75	76
MPLX LP 5.50% 2049		215	279
ONEOK, Inc. 4.45% 2049		255	282
Petróleos Mexicanos 7.19% 2024	MXN	3,363	160
Petróleos Mexicanos 7.47% 2026		5,330	240
Qatar Petroleum 3.125% 2041[2]		$270	269
SA Global Sukuk, Ltd. 2.694% 2031[2]		200	203
Statoil ASA 3.70% 2024		50	54
			2,266

Consumer discretionary 0.35%
Amazon.com, Inc. 2.80% 2024		45	48
Amazon.com, Inc. 1.20% 2027		50	50
Amazon.com, Inc. 2.50% 2050		305	289
Bayerische Motoren Werke AG 3.90% 2025[2]		70	77
Bayerische Motoren Werke AG 4.15% 2030[2]		70	82
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]		200	200

140	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 2.40% 2028	$150	$152
Hyundai Capital America 3.25% 2022[2]	65	67
Hyundai Capital America 1.50% 2026[2]	250	248
Hyundai Capital America 2.375% 2027[2]	109	112
Hyundai Capital Services, Inc. 3.75% 2023[2]	250	263
Toyota Motor Credit Corp. 3.375% 2030	33	37
		1,625

Health care 0.29%
Aetna, Inc. 2.80% 2023	10	11
Amgen, Inc. 1.90% 2025	40	42
Amgen, Inc. 2.20% 2027	30	31
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.50% 2023	150	159
AstraZeneca PLC 3.00% 2051	36	37
Becton, Dickinson and Company 2.894% 2022	47	48
Becton, Dickinson and Company 3.734% 2024	35	38
Becton, Dickinson and Company 3.70% 2027	43	48
Becton, Dickinson and Company 2.823% 2030	28	29
Cigna Corp. 4.125% 2025	80	90
EMD Finance LLC 3.25% 2025[2]	250	269
Medtronic, Inc. 3.50% 2025	31	34
Stryker Corp. 0.75% 2029	€210	255
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
Thermo Fisher Scientific, Inc. 4.133% 2025	$84	93
		1,324

Consumer staples 0.29%
Altria Group, Inc. 1.00% 2023	€110	132
Altria Group, Inc. 2.20% 2027	270	346
Anheuser-Busch InBev NV 4.00% 2028	$100	114
Anheuser-Busch InBev NV 4.75% 2029	220	262
British American Tobacco PLC 3.215% 2026	62	66
British American Tobacco PLC 3.557% 2027	105	113
British American Tobacco PLC 3.462% 2029	75	79
Keurig Dr Pepper, Inc. 4.597% 2028	175	206
		1,318

Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023	100	105
American Campus Communities, Inc. 4.125% 2024	90	98
American Tower Corp. 0.875% 2029	€250	299
Equinix, Inc. 2.15% 2030	$197	196
Essex Portfolio LP 3.50% 2025	120	130
Essex Portfolio LP 3.375% 2026	40	43
		871

Information technology 0.13%
Broadcom, Inc. 3.15% 2025	17	18
Broadcom, Inc. 4.15% 2030	70	79
Broadcom, Inc. 3.419% 2033[2]	53	56
Microsoft Corp. 2.40% 2026	187	199
Oracle Corp. 2.65% 2026	216	228
		580

American Funds Insurance Series	141

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.10%
Carrier Global Corp. 2.242% 2025			$36	$38
Carrier Global Corp. 2.493% 2027			30	31
CSX Corp. 3.80% 2050			6	7
CSX Corp. 2.50% 2051			75	68
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]			103	120
United Technologies Corp. 4.125% 2028			170	196
				460

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030			94	100

Total corporate bonds, notes & loans				21,342

Mortgage-backed obligations 0.80%
Other mortgage-backed securities 0.80%
Korea Housing Finance Corp. 2.00% 2021[2,6]			250	251
Nordea Kredit 0.50% 2040[6]		DKr	1,768	270
Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]			652	108
Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]			7,868	1,207
Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]			1,653	272
Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]			8,574	1,304
Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]			1,441	213
				3,625

Federal agency mortgage-backed obligations 0.00%
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]			$12	13

Total mortgage-backed obligations				3,638

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048			100	103

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052			80	82

Total municipals				185

Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,7]			87	87

Total bonds, notes & other debt instruments (cost: $136,749,000)				137,475

Short-term securities 7.76%		Shares
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8,9]			295,778	29,578

	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 1.10%
U.S. Treasury 4/21/2022	0.047%		$5,000	4,997

142	American Funds Insurance Series

Global Balanced Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.18%
Egyptian Treasury 7/20/2021	11.721%	EGP	1,700	$108
Egyptian Treasury 10/19/2021	11.994		1,700	104
Egyptian Treasury 10/26/2021	12.115		8,600	526
Egyptian Treasury 1/4/2022	12.011		1,700	101
				839

Total short-term securities (cost: $35,417,000)				35,414
Total investment securities 99.81% (cost: $349,273,000)				455,821
Other assets less liabilities 0.19%				863

Net assets 100.00%				$456,684

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2021 (000) [11]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	77	September 2022	$(19,250)	$(19,180)	$7
90 Day Euro Dollar Futures	Long	77	September 2023	19,250	19,057	(12)
5 Year U.S. Treasury Note Futures	Long	27	October 2021	2,700	3,333	— [12]
10 Year Italy Government Bond Futures	Short	3	September 2021	€(300)	(539)	3
10 Year Euro-Bund Futures	Short	8	September 2021	(800)	(1,637)	(7)
10 Year Ultra U.S. Treasury Note Futures	Short	10	September 2021	$(1,000)	(1,472)	(21)
20 Year U.S. Treasury Bond Futures	Long	2	September 2021	200	322	2
						$(28)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)
USD494	EUR420	Citibank	7/1/2021	$(4)
EUR420	USD505	Goldman Sachs	7/1/2021	(6)
USD112	TRY950	Bank of America	7/6/2021	3
TRY950	USD108	Bank of America	7/6/2021	— [12]
USD563	CZK11,700	HSBC Bank	7/12/2021	19
USD411	NZD570	HSBC Bank	7/12/2021	12
USD449	EUR370	Goldman Sachs	7/12/2021	10
USD272	AUD350	HSBC Bank	7/12/2021	9
USD603	MXN11,865	HSBC Bank	7/12/2021	9
USD574	ILS1,860	HSBC Bank	7/12/2021	3
GBP200	EUR232	Citibank	7/12/2021	2
USD338	JPY37,360	Bank of New York Mellon	7/12/2021	2
USD1,009	EUR850	Goldman Sachs	7/12/2021	1
USD334	JPY36,960	HSBC Bank	7/12/2021	1
CAD10	USD8	Morgan Stanley	7/12/2021	— [12]
USD56	CNH360	Standard Chartered Bank	7/12/2021	— [12]
EUR1,538	DKK11,440	Goldman Sachs	7/12/2021	— [12]
CZK11,700	EUR461	HSBC Bank	7/12/2021	(2)
CNH1,660	USD259	Citibank	7/12/2021	(3)
JPY101,100	USD920	Bank of America	7/12/2021	(10)

American Funds Insurance Series	143

Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)
JPY129,600	USD1,187	Goldman Sachs	7/12/2021	$(20)
EUR3,076	USD3,755	Citibank	7/12/2021	(107)
USD11	RUB800	Citibank	7/14/2021	— [12]
USD823	KRW933,600	Citibank	7/15/2021	(3)
EUR449	NOK4,630	Morgan Stanley	7/15/2021	(5)
KRW933,600	USD838	Standard Chartered Bank	7/15/2021	(11)
USD424	EUR350	Goldman Sachs	7/16/2021	9
USD630	JPY69,100	Goldman Sachs	7/16/2021	8
USD560	JPY61,590	Bank of America	7/16/2021	5
USD179	EUR150	Bank of New York Mellon	7/16/2021	2
USD285	EUR240	Goldman Sachs	7/16/2021	— [12]
AUD340	USD263	Citibank	7/16/2021	(8)
USD1,392	CAD1,690	Morgan Stanley	7/19/2021	29
USD1,014	GBP720	UBS AG	7/19/2021	18
USD465	CAD570	UBS AG	7/19/2021	5
USD231	COP855,000	Standard Chartered Bank	7/19/2021	3
SEK1,830	USD220	Standard Chartered Bank	7/19/2021	(6)
CAD680	USD558	HSBC Bank	7/19/2021	(10)
KRW1,421,430	USD1,255	Standard Chartered Bank	7/20/2021	3
USD654	BRL3,300	Citibank	7/20/2021	(8)
EUR545	CZK13,940	Standard Chartered Bank	7/21/2021	(2)
USD191	COP713,000	Bank of America	7/22/2021	2
USD225	AUD300	Citibank	7/22/2021	— [12]
USD256	MXN5,320	Bank of America	7/22/2021	(10)
USD387	MYR1,606	Standard Chartered Bank	7/23/2021	— [12]
USD65	MYR272	Standard Chartered Bank	7/23/2021	— [12]
USD465	MYR1,941	Standard Chartered Bank	7/23/2021	(2)
USD560	BRL2,788	Standard Chartered Bank	7/27/2021	1
USD1,100	GBP790	HSBC Bank	7/28/2021	7
USD1,020	EUR840	Standard Chartered Bank	9/20/2021	22
USD421	INR31,100	Bank of New York Mellon	9/23/2021	8
				$(24)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$	1,590	$4	$—	$4
0.3653%	3-month USD-LIBOR	3/5/2024		$1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024		€3,500	(5)	—	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN	2,600	(3)	—	(3)
6.115%	28-day MXN-TIIE	6/8/2026		2,600	(3)	—	(3)
6.12%	28-day MXN-TIIE	6/8/2026		4,000	(4)	—	(4)
6.13%	28-day MXN-TIIE	6/8/2026		9,200	(9)	—	(9)
6.16%	28-day MXN-TIIE	6/9/2026		5,200	(5)	—	(5)
6.15%	28-day MXN-TIIE	6/9/2026		5,300	(5)	—	(5)
6.195%	28-day MXN-TIIE	6/10/2026		2,700	(2)	—	(2)
6.23%	28-day MXN-TIIE	6/10/2026		2,700	(2)	—	(2)
6.36%	28-day MXN-TIIE	6/12/2026		2,300	(1)	—	(1)
6.633%	28-day MXN-TIIE	6/25/2026		8,900	1	—	1

144	American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)		Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
6.6175%	28-day MXN-TIIE	6/25/2026	MXN	8,600	$1		$—	$1
6.64%	28-day MXN-TIIE	6/25/2026		3,200	—	[12]	—	—	[12]
6.585%	28-day MXN-TIIE	6/25/2026		2,600	—	[12]	—	—	[12]
6.59%	28-day MXN-TIIE	6/25/2026		2,000	—	[12]	—	—	[12]
6.58%	28-day MXN-TIIE	6/25/2026		11,300	—	[12]	—	—	[12]
1.72375%	6-month AUD-BBSW	3/4/2031	A$	600	7		—	7
3-month USD-LIBOR	1.4822%	3/5/2031		$450	(4)		—		(4)
6-month EURIBOR	0.5092%	4/1/2051		€370	(4)		—		(4)
							$—		$(38)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210	$(39)	$(34)	$(5)

Investments in affiliates9

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8]	$24,329	$99,850	$94,598	$—	[12]	$(3)	$29,578	$12

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

American Funds Insurance Series	145

Global Balanced Fund (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

See notes to financial statements.

146	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 97.05%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 49.60%
U.S. Treasury 43.43%
U.S. Treasury 0.125% 2023	$39,035	$38,953
U.S. Treasury 2.625% 2023	70,000	73,961
U.S. Treasury 2.75% 2023	73,600	77,001
U.S. Treasury 0.25% 2024	250,000	249,007
U.S. Treasury 0.25% 2024	224,500	223,123
U.S. Treasury 0.375% 2024	712,000	711,116
U.S. Treasury 2.125% 2024	72,100	75,839
U.S. Treasury 2.125% 2024[1]	72,100	75,732
U.S. Treasury 0.375% 2025	200,000	196,213
U.S. Treasury 2.875% 2025[1]	96,200	104,594
U.S. Treasury 2.875% 2025	72,100	78,201
U.S. Treasury 0.375% 2026	100,000	98,008
U.S. Treasury 0.75% 2026	657,335	654,033
U.S. Treasury 0.75% 2026	489,405	486,656
U.S. Treasury 1.375% 2026[1]	75,000	76,785
U.S. Treasury 1.625% 2026	50,000	51,809
U.S. Treasury 0.50% 2027	165,625	160,644
U.S. Treasury 0.50% 2027	160,000	154,294
U.S. Treasury 2.25% 2027[1]	120,200	128,577
U.S. Treasury 2.25% 2027[1]	72,100	77,064
U.S. Treasury 6.125% 2027	24,000	31,448
U.S. Treasury 1.25% 2028	79,480	79,683
U.S. Treasury 2.875% 2028	72,100	80,183
U.S. Treasury 1.625% 2031	492,869	500,539
U.S. Treasury 1.125% 2040	88,288	76,155
U.S. Treasury 1.375% 2040	40,000	35,893
U.S. Treasury 1.875% 2041	75,500	73,850
U.S. Treasury 2.25% 2041	47,425	49,323
U.S. Treasury 3.00% 2049[1]	150,000	179,231
U.S. Treasury 1.25% 2050	44,000	35,852
U.S. Treasury 1.375% 2050	73,237	61,598
U.S. Treasury 1.875% 2051[1]	640,504	610,023
U.S. Treasury 2.375% 2051	65,775	70,192
		5,675,580

U.S. Treasury inflation-protected securities 6.17%
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	159,150	166,309
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	54,472	57,627
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	37,000	39,908
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	17,911	19,265
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	13,112	14,139
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	16,760	18,055
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	115,135	125,370
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	81,856	91,397
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	81,177	91,043
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	94,971	104,570
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	71,014	77,845
		805,528

Total U.S. Treasury bonds & notes		6,481,108

Corporate bonds, notes & loans 30.36%
Financials 6.00%
ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
AerCap Holdings NV 6.50% 2025	1,798	2,110
Ally Financial, Inc. 5.125% 2024	1,500	1,691
Ally Financial, Inc. 8.00% 2031	8,479	11,940
Ally Financial, Inc. 8.00% 2031	7,070	10,169

American Funds Insurance Series	147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 4.20% 2028	$9,875	$11,374
Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
Banco Do Brasil, SA 4.75% 2024[3]	1,400	1,496
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	989
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	3,194	3,220
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	11,039
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	688
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,659
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,622
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
Bank of Nova Scotia 1.35% 2026	3,345	3,347
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
BNP Paribas 3.80% 2024[3]	18,775	20,150
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	3,026
BNP Paribas 3.375% 2025[3]	6,425	6,897
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,376
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,329
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[3,4]	3,475	3,571
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,717
CIT Group, Inc. 4.75% 2024	2,066	2,245
Citigroup, Inc. 4.60% 2026	1,800	2,050
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,713
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,539
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,349
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,396
Credit Suisse Group AG 3.80% 2023	12,925	13,703
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	533
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	885
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,891
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,736
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,482
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	6,123	6,322
Deutsche Bank AG 4.25% 2021	525	531
Deutsche Bank AG 3.30% 2022	2,695	2,793
Deutsche Bank AG 5.00% 2022	2,675	2,748
Deutsche Bank AG 3.95% 2023	6,350	6,670
Deutsche Bank AG 0.898% 2024	2,500	2,490
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,762
Deutsche Bank AG 3.70% 2024	4,950	5,308
Deutsche Bank AG 3.70% 2024	2,750	2,955
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,288
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,915
Deutsche Bank AG 4.10% 2026	7,305	8,016
Deutsche Bank AG 4.10% 2026	857	941
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,090
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,140
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,075
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,203
GE Capital Funding, LLC 4.05% 2027	5,078	5,751
GE Capital Funding, LLC 4.40% 2030	10,000	11,662
Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	3,023
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,254
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,748

148	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	$7,605	$7,774
Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,966
Groupe BPCE SA 2.75% 2023[3]	6,875	7,128
Groupe BPCE SA 5.70% 2023[3]	28,166	31,198
Groupe BPCE SA 5.15% 2024[3]	5,481	6,109
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,382
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	12,000	13,878
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,665
Huarong Finance II Co., Ltd. 5.00% 2025	280	202
Huarong Finance II Co., Ltd. 5.50% 2025	200	149
Huarong Finance II Co., Ltd. 4.875% 2026	882	622
Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,452
Intesa Sanpaolo SpA 3.25% 2024[3]	770	820
Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	74,180
Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,430
Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,800
Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,150
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	5,870	5,880
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	3,088	3,105
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,475
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,589
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,778
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,819
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,932
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,791
Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,960
MetLife, Inc. 3.60% 2025	3,490	3,862
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,420
OneMain Holdings, Inc. 7.125% 2026	250	292
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	6,054
PNC Funding Corp. 3.30% 2022	8,700	8,861
Rede D’Or Finance SARL 4.50% 2030[3]	3,000	3,084
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
Synchrony Financial 2.85% 2022	5,400	5,529
Synchrony Financial 4.375% 2024	3,640	3,964
Travelers Companies, Inc. 2.55% 2050	768	743
UniCredit SpA 3.75% 2022[3]	2,545	2,607
UniCredit SpA 6.572% 2022[3]	11,295	11,645
UniCredit SpA 4.625% 2027[3]	1,395	1,567
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,831
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[3,4]	10,221	12,302
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[3,4]	606	661
Wells Fargo & Company 2.10% 2021	16,800	16,822
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	1,818	1,815
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,437
		783,890

Energy 4.86%
Antero Resources Corp. 5.375% 2030[3]	280	286
Apache Corp. 4.625% 2025	645	698
Apache Corp. 4.875% 2027	5,475	5,937
Apache Corp. 4.25% 2030	2,465	2,604
Apache Corp. 4.75% 2043	12,100	12,607
Apache Corp. 4.25% 2044	2,100	2,060

American Funds Insurance Series	149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Apache Corp. 5.35% 2049	$800	$843
BP Capital Markets PLC 3.00% 2050	8,284	8,025
Canadian Natural Resources, Ltd. 2.05% 2025	754	775
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
Cenovus Energy, Inc. 5.25% 2037	770	923
Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
Cheniere Energy, Inc. 7.00% 2024	410	470
Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
Chevron Corp. 2.355% 2022	4,800	4,916
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
ConocoPhillips 4.30% 2028[3]	3,973	4,616
DCP Midstream Operating LP 4.95% 2022	500	511
Devon Energy Corp. 4.50% 2030[3]	5,197	5,718
Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
DT Midstream, Inc. 4.125% 2029[3]	555	564
Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
Enbridge, Inc. 4.00% 2023	1,500	1,602
Enbridge, Inc. 3.40% 2051	1,085	1,092
Energy Transfer Operating LP 5.875% 2024	294	326
Energy Transfer Operating LP 2.90% 2025	4,402	4,635
Energy Transfer Operating LP 3.75% 2030	7,707	8,379
Energy Transfer Operating LP 5.00% 2050	19,288	22,336
Energy Transfer Partners LP 4.20% 2023	2,860	3,061
Energy Transfer Partners LP 4.50% 2024	4,915	5,354
Energy Transfer Partners LP 4.75% 2026	1,506	1,697
Energy Transfer Partners LP 4.20% 2027	45	50
Energy Transfer Partners LP 4.95% 2028	4,559	5,278
Energy Transfer Partners LP 5.25% 2029	1,275	1,507
Energy Transfer Partners LP 6.125% 2045	11,780	15,040
Energy Transfer Partners LP 5.30% 2047	10,459	12,256
Energy Transfer Partners LP 6.00% 2048	1,868	2,365
Energy Transfer Partners LP 6.25% 2049	1,775	2,333
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,947
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	491
Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
EQT Corp. 3.00% 2022	6,700	6,851
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[4]	7,500	9,782
Equinor ASA 3.625% 2028	4,928	5,544
Equinor ASA 3.125% 2030	20,000	21,796
Equinor ASA 3.25% 2049	5,687	6,059
Exxon Mobil Corp. 3.043% 2026	4,625	5,023
Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
Kinder Morgan Energy Partners LP 5.50% 2044	700	880
Kinder Morgan, Inc. 5.30% 2034	760	940
MPLX LP 1.75% 2026	5,557	5,620
MPLX LP 4.00% 2028	4,665	5,217
MPLX LP 2.65% 2030	2,404	2,429
MPLX LP 5.50% 2049	6,660	8,640
Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[3,5]	38	20
Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	16

150	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Oleoducto Central SA 4.00% 2027[3]	$1,715	$1,772
Oleoducto Central SA 4.00% 2027	350	362
ONEOK, Inc. 2.20% 2025	193	199
ONEOK, Inc. 5.85% 2026	896	1,060
ONEOK, Inc. 4.55% 2028	1,610	1,838
ONEOK, Inc. 3.10% 2030	540	565
ONEOK, Inc. 6.35% 2031	2,794	3,617
ONEOK, Inc. 5.20% 2048	9,563	11,738
ONEOK, Inc. 4.45% 2049	440	487
ONEOK, Inc. 4.50% 2050	1,266	1,413
ONEOK, Inc. 7.15% 2051	3,275	4,826
Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
Petróleos Mexicanos 6.875% 2025[3]	3,663	4,059
Petróleos Mexicanos 6.875% 2025	1,337	1,482
Petróleos Mexicanos 6.875% 2026	43,810	47,935
Petróleos Mexicanos 6.50% 2027	29,533	31,209
Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
Plains All American Pipeline LP 3.80% 2030	590	632
Qatar Petroleum 1.375% 2026[3]	12,400	12,388
Qatar Petroleum 2.25% 2031[3]	12,740	12,605
Qatar Petroleum 3.125% 2041[3]	7,310	7,283
Qatar Petroleum 3.30% 2051[3]	2,185	2,185
SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,408
SA Global Sukuk, Ltd. 1.602% 2026[3]	13,725	13,730
SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,744
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,075
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,148
Shell International Finance BV 3.875% 2028	9,410	10,809
Southwestern Energy Co. 6.45% 2025[4]	920	1,020
Suncor Energy, Inc. 3.75% 2051	715	775
Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
Targa Resources Partners LP 5.375% 2027	175	183
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
Total Capital International 3.455% 2029	885	986
TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
Western Midstream Operating LP 4.35% 2025[4]	2,782	2,943
Western Midstream Operating LP 5.30% 2030[4]	2,202	2,473
Western Midstream Operating LP 6.50% 2050[4]	3,079	3,574
Williams Partners LP 4.50% 2023	500	542
Williams Partners LP 4.30% 2024	595	647
Williams Partners LP 5.10% 2045	225	281
		635,427

Utilities 4.19%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	10,500	11,801
AEP Texas, Inc. 3.45% 2051	1,475	1,530
Ameren Corp. 4.50% 2049	2,875	3,708
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,969
Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,866
Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040

American Funds Insurance Series	151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc. 3.60% 2061	$250	$259
Consumers Energy Co. 4.05% 2048	8,270	10,072
Consumers Energy Co. 3.75% 2050	5,625	6,648
Duke Energy Corp. 3.75% 2024	3,826	4,121
Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
Edison International 3.125% 2022	2,900	2,988
Edison International 3.55% 2024	6,850	7,289
Edison International 4.95% 2025	175	194
Edison International 5.75% 2027	3,181	3,624
Edison International 4.125% 2028	3,644	3,881
Emera US Finance LP 0.833% 2024[3]	600	597
Emera US Finance LP 2.639% 2031[3]	4,400	4,436
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,950	2,287
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,164
ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,337
Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
Eversource Energy 2.75% 2022	527	535
Eversource Energy 3.80% 2023	5,000	5,369
Exelon Corp. 3.40% 2026	1,570	1,711
FirstEnergy Corp. 3.35% 2022[4]	8,750	8,897
FirstEnergy Corp. 1.60% 2026	20,066	19,636
FirstEnergy Corp. 4.40% 2027[4]	12,178	13,257
FirstEnergy Corp. 3.50% 2028[3]	2,400	2,570
FirstEnergy Corp. 4.10% 2028[3]	425	479
FirstEnergy Corp. 2.25% 2030	13,707	13,159
FirstEnergy Corp. 2.65% 2030	12,524	12,493
FirstEnergy Corp., Series B, 4.75% 2023[4]	2,525	2,666
FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,149
Georgia Power Co. 3.70% 2050	275	299
IPALCO Enterprises, Inc. 3.70% 2024	200	215
Jersey Central Power & Light Co. 2.75% 2032[3]	525	534
Mississippi Power Co. 4.25% 2042	5,020	5,943
Monongahela Power Co. 3.55% 2027[3]	1,700	1,876
NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,175
Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
Pacific Gas and Electric Co. 4.75% 2044	336	341
Pacific Gas and Electric Co. 3.95% 2047	780	727
Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
Progress Energy, Inc. 7.75% 2031	1,820	2,600
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
Puget Energy, Inc. 6.00% 2021	3,135	3,165
Puget Energy, Inc. 5.625% 2022	8,004	8,327

152	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Puget Energy, Inc. 3.65% 2025	$300	$323
San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
Southern California Edison Co. 2.85% 2029	8,200	8,524
Southern California Edison Co. 4.20% 2029	11,000	12,423
Southern California Edison Co. 2.50% 2031	5,149	5,166
Southern California Edison Co. 5.35% 2035	6,450	8,179
Southern California Edison Co. 5.75% 2035	4,549	5,973
Southern California Edison Co. 5.625% 2036	7,051	8,973
Southern California Edison Co. 5.55% 2037	3,844	4,789
Southern California Edison Co. 5.95% 2038	5,654	7,346
Southern California Edison Co. 4.50% 2040	4,341	4,993
Southern California Edison Co. 5.50% 2040	606	760
Southern California Edison Co. 4.00% 2047	9,402	9,908
Southern California Edison Co. 4.125% 2048	9,008	9,629
Southern California Edison Co. 4.875% 2049	2,775	3,294
Southern California Edison Co. 3.65% 2050	5,600	5,611
Southern California Edison Co. 3.65% 2051	2,732	2,747
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
Union Electric Co. 2.15% 2032	3,175	3,187
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
Xcel Energy, Inc. 3.30% 2025	5,650	6,092
Xcel Energy, Inc. 2.60% 2029	2,925	3,043
		547,272

Consumer discretionary 3.92%
Allied Universal Holdco LLC 4.625% 2028[3]	335	336
Amazon.com, Inc. 1.65% 2028	6,855	6,918
Amazon.com, Inc. 2.10% 2031	7,155	7,280
Amazon.com, Inc. 2.875% 2041	1,480	1,529
Amazon.com, Inc. 3.10% 2051	9,380	9,866
Amazon.com, Inc. 3.25% 2061	4,100	4,328
Atlas LuxCo 4 SARL 4.625% 2028[3]	255	256
Carnival Corp. 11.50% 2023[3]	9,140	10,298
DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,167
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,092
Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
General Motors Company 5.40% 2023	421	464
General Motors Company 4.35% 2025	11,358	12,560
General Motors Company 6.125% 2025	28,743	34,046
General Motors Company 6.80% 2027	1,030	1,298
General Motors Company 5.40% 2048	7,200	9,188
General Motors Financial Co. 3.15% 2022	25	26
General Motors Financial Co. 3.45% 2022	200	203
General Motors Financial Co. 3.55% 2022	3,703	3,823
General Motors Financial Co. 3.25% 2023	964	1,001
General Motors Financial Co. 3.70% 2023	2,076	2,180
General Motors Financial Co. 5.20% 2023	4,371	4,708
General Motors Financial Co. 1.05% 2024	4,200	4,225
General Motors Financial Co. 3.50% 2024	9,945	10,679
General Motors Financial Co. 3.95% 2024	6,269	6,748
General Motors Financial Co. 5.10% 2024	1,081	1,190
General Motors Financial Co. 2.75% 2025	3,819	4,023
General Motors Financial Co. 2.90% 2025	1,032	1,093
General Motors Financial Co. 4.00% 2025	587	640

American Funds Insurance Series	153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.25% 2026	$5,450	$5,416
General Motors Financial Co. 1.50% 2026	2,950	2,934
General Motors Financial Co. 5.25% 2026	995	1,150
General Motors Financial Co. 2.70% 2027	6,079	6,324
General Motors Financial Co. 2.40% 2028	9,700	9,854
General Motors Financial Co. 3.60% 2030	465	504
General Motors Financial Co. 2.35% 2031	6,075	6,000
General Motors Financial Co. 2.70% 2031	6,075	6,110
Home Depot, Inc. 2.95% 2029	6,081	6,647
Home Depot, Inc. 4.50% 2048	1,915	2,503
Hyundai Capital America 3.75% 2021[3]	8,500	8,505
Hyundai Capital America 2.85% 2022[3]	4,118	4,236
Hyundai Capital America 3.00% 2022[3]	4,500	4,605
Hyundai Capital America 3.25% 2022[3]	1,521	1,568
Hyundai Capital America 3.95% 2022[3]	8,000	8,160
Hyundai Capital America 1.25% 2023[3]	3,150	3,181
Hyundai Capital America 2.375% 2023[3]	9,977	10,245
Hyundai Capital America 0.875% 2024[3]	2,780	2,768
Hyundai Capital America 3.40% 2024[3]	8,180	8,728
Hyundai Capital America 1.80% 2025[3]	12,714	12,916
Hyundai Capital America 2.65% 2025[3]	13,054	13,677
Hyundai Capital America 1.30% 2026[3]	6,000	5,937
Hyundai Capital America 1.50% 2026[3]	2,675	2,657
Hyundai Capital America 2.375% 2027[3]	6,264	6,414
Hyundai Capital America 3.00% 2027[3]	10,408	11,037
Hyundai Capital America 1.80% 2028[3]	6,000	5,956
Hyundai Capital America 2.00% 2028[3]	5,900	5,859
Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,641
Limited Brands, Inc. 6.875% 2035	740	938
Marriott International, Inc. 5.75% 2025	3,125	3,609
Marriott International, Inc. 3.125% 2026	410	436
McDonald’s Corp. 2.125% 2030	2,482	2,511
McDonald’s Corp. 4.45% 2047	3,535	4,348
McDonald’s Corp. 3.625% 2049	2,938	3,262
MGM Resorts International 7.75% 2022	2,000	2,093
NIKE, Inc. 3.25% 2040	6,171	6,785
NIKE, Inc. 3.875% 2045	1,560	1,877
Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,445
Nissan Motor Co., Ltd. 3.043% 2023[3]	240	250
Nissan Motor Co., Ltd. 3.522% 2025[3]	800	855
Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	12,086
Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,969
Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,313
Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,813
Starbucks Corp. 3.75% 2047	3,785	4,185
Starbucks Corp. 3.35% 2050	7,680	8,051
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,510	4,573
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	16,219
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,167
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,144
Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,846
Wynn Resorts, Ltd. 5.125% 2029[3]	410	434
		512,717

154	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 3.54%
Abbott Laboratories 3.40% 2023	$910	$971
Abbott Laboratories 3.75% 2026	2,244	2,535
Abbott Laboratories 4.75% 2036	4,565	5,887
AbbVie, Inc. 3.20% 2022	9,600	9,919
AbbVie, Inc. 3.20% 2029	23,754	25,818
Amgen, Inc. 2.45% 2030	10,000	10,319
Anthem, Inc. 2.375% 2025	1,534	1,607
AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
AstraZeneca Finance LLC 2.25% 2031	572	581
AstraZeneca PLC 4.00% 2029	5,920	6,809
AstraZeneca PLC 3.00% 2051	1,437	1,489
Bausch Health Companies, Inc. 4.875% 2028[3]	830	851
Bayer US Finance II LLC 3.875% 2023[3]	8,783	9,410
Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,596
Becton, Dickinson and Company 3.734% 2024	903	984
Becton, Dickinson and Company 4.669% 2047	3,395	4,237
Boston Scientific Corp. 3.375% 2022	350	359
Boston Scientific Corp. 3.85% 2025	255	282
Centene Corp. 4.25% 2027	14,860	15,677
Centene Corp. 2.45% 2028	11,155	11,320
Centene Corp. 4.625% 2029	14,945	16,455
Centene Corp. 3.375% 2030	15,718	16,452
Centene Corp. 2.50% 2031	8,550	8,443
Cigna Corp. 4.375% 2028	7,090	8,252
EMD Finance LLC 2.95% 2022[3]	2,100	2,131
GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
Kaiser Foundation Hospitals 2.81% 2041	910	930
Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
Laboratory Corporation of America Holdings 2.70% 2031	805	821
Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
Novartis Capital Corp. 1.75% 2025	2,361	2,434
Novartis Capital Corp. 2.20% 2030	5,446	5,629
Shire PLC 3.20% 2026	15,100	16,407
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971
		462,501

Industrials 2.42%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
Air Lease Corp. 2.875% 2026	11,453	12,043
Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,875
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,353
Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,306
Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,581
Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,259
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,928
Boeing Company 4.508% 2023	11,358	12,112
Boeing Company 1.95% 2024	5,646	5,785

American Funds Insurance Series	155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 2.80% 2024	$500	$522
Boeing Company 4.875% 2025	31,752	35,594
Boeing Company 2.196% 2026	16,571	16,732
Boeing Company 2.75% 2026	16,488	17,234
Boeing Company 3.10% 2026	649	687
Boeing Company 2.70% 2027	6,473	6,697
Boeing Company 5.04% 2027	15,716	18,143
Boeing Company 3.25% 2028	11,379	12,076
Boeing Company 3.25% 2028	1,925	2,023
Boeing Company 5.15% 2030	29,737	35,241
Boeing Company 3.625% 2031	842	907
Boeing Company 3.90% 2049	1,411	1,491
Boeing Company 5.805% 2050	2,782	3,752
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[3]	2,485	2,601
Carrier Global Corp. 3.377% 2040	15,000	15,759
General Dynamics Corp. 2.25% 2031	709	728
General Electric Capital Corp. 3.373% 2025	4,615	5,038
General Electric Capital Corp. 4.418% 2035	3,700	4,441
General Electric Co. 3.45% 2027	1,523	1,675
General Electric Co. 3.625% 2030	675	753
Mexico City Airport Trust 5.50% 2046	1,959	1,984
Mexico City Airport Trust 5.50% 2047	5,909	5,998
Mexico City Airport Trust 5.50% 2047[3]	1,132	1,149
Northrop Grumman Corp. 3.25% 2028	10,845	11,857
Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,606
Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,499
Union Pacific Corp. 2.15% 2027	2,213	2,301
Union Pacific Corp. 2.40% 2030	4,454	4,608
Union Pacific Corp. 2.375% 2031	5,155	5,271
Union Pacific Corp. 3.25% 2050	7,000	7,398
United Rentals, Inc. 5.50% 2027	5,000	5,306
United Technologies Corp. 3.125% 2027	4,551	4,954
United Technologies Corp. 4.125% 2028	4,974	5,727
Vinci SA 3.75% 2029[3]	2,000	2,260
		316,063

Communication services 2.11%
AT&T, Inc. 0.90% 2024	13,000	13,030
AT&T, Inc. 1.70% 2026	19,000	19,204
AT&T, Inc. 2.55% 2033[3]	4,953	4,912
AT&T, Inc. 3.50% 2053[3]	10,240	10,303
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	5,041
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
CenturyLink, Inc. 4.00% 2027[3]	16,374	16,722
Comcast Corp. 3.15% 2028	7,200	7,911
Comcast Corp. 2.65% 2030	7,500	7,902
Comcast Corp. 4.00% 2048	5,000	5,873
Embarq Corp. 7.995% 2036	2,500	2,837
SBA Tower Trust 1.631% 2026[3]	6,741	6,750
Sirius XM Radio, Inc. 4.00% 2028[3]	675	696
SoftBank Group Corp. 3.36% 2023[3]	725	729
Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,975
T-Mobile US, Inc. 3.50% 2025	3,275	3,559
T-Mobile US, Inc. 2.625% 2026	2,875	2,947
T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.875% 2030	$4,500	$5,046
T-Mobile US, Inc. 2.875% 2031	4,075	4,050
T-Mobile US, Inc. 3.50% 2031	9,000	9,322
T-Mobile US, Inc. 3.00% 2041	2,100	2,079
T-Mobile US, Inc. 4.50% 2050	11,575	13,797
Verizon Communications, Inc. 1.45% 2026	4,675	4,717
Verizon Communications, Inc. 2.10% 2028	8,975	9,169
Verizon Communications, Inc. 4.329% 2028	1,539	1,792
Verizon Communications, Inc. 1.75% 2031	3,300	3,165
Verizon Communications, Inc. 2.55% 2031	7,375	7,544
Verizon Communications, Inc. 3.40% 2041	2,050	2,171
Verizon Communications, Inc. 2.875% 2050	3,000	2,857
Verizon Communications, Inc. 3.55% 2051	1,975	2,113
Vodafone Group PLC 4.375% 2028	10,000	11,642
Vodafone Group PLC 4.25% 2050	3,050	3,569
Walt Disney Company 2.65% 2031	15,000	15,759
		275,623

Consumer staples 1.62%
7-Eleven, Inc. 1.80% 2031[3]	5,013	4,799
Altria Group, Inc. 4.40% 2026	4,585	5,190
Altria Group, Inc. 4.50% 2043	1,585	1,707
Altria Group, Inc. 5.95% 2049	9,039	11,587
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	18,447
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
British American Tobacco PLC 3.557% 2027	10,991	11,776
British American Tobacco PLC 2.259% 2028	4,348	4,320
British American Tobacco PLC 4.39% 2037	1,500	1,620
British American Tobacco PLC 4.54% 2047	12,786	13,622
British American Tobacco PLC 4.758% 2049	23,659	25,693
Conagra Brands, Inc. 5.30% 2038	436	555
Conagra Brands, Inc. 5.40% 2048	57	77
Constellation Brands, Inc. 3.50% 2027	7,500	8,266
Constellation Brands, Inc. 2.875% 2030	620	651
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,415
JBS Investments GMBH II 7.00% 2026[3]	3,868	4,111
JBS Investments GMBH II 7.00% 2026	1,665	1,770
JBS Luxembourg SARL 3.625% 2032[3]	1,230	1,231
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
Philip Morris International, Inc. 4.25% 2044	9,550	11,153
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
Reynolds American, Inc. 4.45% 2025	14,570	16,147
Reynolds American, Inc. 5.85% 2045	1,970	2,416
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457
		211,667

Information technology 1.16%
Apple, Inc. 1.55% 2021	11,630	11,631
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
Broadcom, Inc. 3.15% 2025	1,164	1,248

American Funds Insurance Series	157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 2.45% 2031[3]	$7,000	$6,884
Broadcom, Inc. 4.30% 2032	6,000	6,840
Broadcom, Inc. 3.469% 2034[3]	44,436	47,048
Fidelity National Information Services, Inc. 2.25% 2031	495	495
Microsoft Corp. 2.525% 2050	10,000	9,848
Oracle Corp. 1.65% 2026	8,417	8,536
Oracle Corp. 2.30% 2028	6,875	7,058
Oracle Corp. 2.875% 2031	7,393	7,695
Oracle Corp. 3.95% 2051	4,869	5,321
PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
PayPal Holdings, Inc. 2.30% 2030	330	342
salesforce.com, inc. 1.95% 2031	3,775	3,784
salesforce.com, inc. 2.70% 2041	875	882
salesforce.com, inc. 2.90% 2051	8,295	8,418
salesforce.com, inc. 3.05% 2061	265	270
Square, Inc. 2.75% 2026[3]	1,975	2,012
Square, Inc. 3.50% 2031[3]	825	833
VeriSign, Inc. 2.70% 2031	2,109	2,145
		151,509

Real estate 0.42%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
American Campus Communities, Inc. 3.75% 2023	2,900	3,040
American Campus Communities, Inc. 3.875% 2031	620	689
American Tower Corp. 2.70% 2031	1,100	1,136
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	402
Corporate Office Properties LP 2.75% 2031	1,547	1,561
Crown Castle International Corp. 2.50% 2031	4,614	4,653
Equinix, Inc. 2.90% 2026	3,287	3,522
Equinix, Inc. 3.20% 2029	3,846	4,130
Equinix, Inc. 2.50% 2031	7,760	7,899
Equinix, Inc. 3.40% 2052	1,201	1,238
Essex Portfolio LP 3.25% 2023	335	350
Essex Portfolio LP 3.875% 2024	1,000	1,077
Essex Portfolio LP 2.55% 2031	4,338	4,403
Hospitality Properties Trust 5.00% 2022	1,270	1,286
Hospitality Properties Trust 4.50% 2025	855	852
Hospitality Properties Trust 3.95% 2028	1,710	1,617
Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,666
Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,670
Kimco Realty Corp. 3.40% 2022	1,045	1,081
Omega Healthcare Investors, Inc. 4.375% 2023	186	198
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
Scentre Group 3.50% 2025[3]	4,565	4,909
Sun Communities Operating LP 2.70% 2031	3,244	3,251
		55,496

Materials 0.12%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
Huntsman International LLC 2.95% 2031	911	925
International Flavors & Fragrances, Inc. 2.30% 2030[3]	4,175	4,157
LYB International Finance III, LLC 2.25% 2030	3,802	3,802
LYB International Finance III, LLC 3.625% 2051	2,617	2,769
LYB International Finance III, LLC 3.80% 2060	1,112	1,179
		15,791

Total corporate bonds, notes & loans		3,967,956

158	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 11.11%
Federal agency mortgage-backed obligations 9.88%
Fannie Mae Pool #976945 5.50% 2023[6]	$34	$34
Fannie Mae Pool #AB1068 4.50% 2025[6]	101	106
Fannie Mae Pool #AJ9156 3.00% 2026[6]	275	290
Fannie Mae Pool #AJ6967 3.00% 2026[6]	134	141
Fannie Mae Pool #AJ5522 3.00% 2026[6]	3	4
Fannie Mae Pool #256133 4.50% 2026[6]	109	117
Fannie Mae Pool #AK5394 3.00% 2027[6]	640	678
Fannie Mae Pool #AL5603 3.00% 2027[6]	565	594
Fannie Mae Pool #AX3597 3.00% 2027[6]	253	266
Fannie Mae Pool #AB4281 3.00% 2027[6]	113	119
Fannie Mae Pool #AB4486 3.00% 2027[6]	56	59
Fannie Mae Pool #AB5236 3.00% 2027[6]	23	24
Fannie Mae Pool #AO0800 3.00% 2027[6]	19	20
Fannie Mae Pool #AK0971 3.00% 2027[6]	9	10
Fannie Mae Pool #AL3802 3.00% 2028[6]	787	832
Fannie Mae Pool #AR3058 3.00% 2028[6]	100	105
Fannie Mae Pool #AL8241 3.00% 2029[6]	762	805
Fannie Mae Pool #BM4299 3.00% 2030[6]	2,175	2,286
Fannie Mae Pool #AL9573 3.00% 2031[6]	90	95
Fannie Mae Pool #AS8018 3.00% 2031[6]	70	74
Fannie Mae Pool #BM4741 3.00% 2032[6]	54	58
Fannie Mae Pool #924866 1.64% 2037[6,7]	712	720
Fannie Mae Pool #945680 6.00% 2037[6]	621	735
Fannie Mae Pool #913966 6.00% 2037[6]	68	79
Fannie Mae Pool #889982 5.50% 2038[6]	1,311	1,527
Fannie Mae Pool #988588 5.50% 2038[6]	258	300
Fannie Mae Pool #AB1297 5.00% 2040[6]	294	337
Fannie Mae Pool #AH8144 5.00% 2041[6]	1,403	1,586
Fannie Mae Pool #AI1862 5.00% 2041[6]	1,349	1,545
Fannie Mae Pool #AH9479 5.00% 2041[6]	1,267	1,426
Fannie Mae Pool #AI3510 5.00% 2041[6]	842	964
Fannie Mae Pool #AJ0704 5.00% 2041[6]	734	840
Fannie Mae Pool #AJ5391 5.00% 2041[6]	428	488
Fannie Mae Pool #BM6240 2.201% 2044[6,7]	2,584	2,732
Fannie Mae Pool #AZ3904 4.00% 2045[6]	76	83
Fannie Mae Pool #AL8522 3.50% 2046[6]	1,251	1,357
Fannie Mae Pool #BD1968 4.00% 2046[6]	1,968	2,144
Fannie Mae Pool #BE0592 4.00% 2046[6]	528	565
Fannie Mae Pool #BD5477 4.00% 2046[6]	258	278
Fannie Mae Pool #CA0770 3.50% 2047[6]	8,073	8,561
Fannie Mae Pool #CA0706 4.00% 2047[6]	178	191
Fannie Mae Pool #MA3058 4.00% 2047[6]	74	79
Fannie Mae Pool #BM4413 4.50% 2047[6]	5,365	5,828
Fannie Mae Pool #BF0293 3.00% 2048[6]	10,714	11,386
Fannie Mae Pool #FM4891 3.50% 2048[6]	32,271	34,647
Fannie Mae Pool #BF0318 3.50% 2048[6]	9,697	10,449
Fannie Mae Pool #CA1189 3.50% 2048[6]	2,247	2,378
Fannie Mae Pool #MA3384 4.00% 2048[6]	199	212
Fannie Mae Pool #BJ9169 4.00% 2048[6]	120	129
Fannie Mae Pool #BJ5749 4.00% 2048[6]	26	29
Fannie Mae Pool #BM4676 4.00% 2048[6]	20	22
Fannie Mae Pool #CA2493 4.50% 2048[6]	1,214	1,311
Fannie Mae Pool #CA3807 3.00% 2049[6]	1,920	2,040
Fannie Mae Pool #CA3806 3.00% 2049[6]	1,107	1,179
Fannie Mae Pool #FM0007 3.50% 2049[6]	25,833	27,816
Fannie Mae Pool #FM1954 3.50% 2049[6]	11,252	12,010
Fannie Mae Pool #FM1589 3.50% 2049[6]	7,178	7,692
Fannie Mae Pool #FM1262 4.00% 2049[6]	39,638	42,753
Fannie Mae Pool #FM5507 3.00% 2050[6]	22,580	24,179

American Funds Insurance Series	159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0145 3.50% 2057[6]	$16,197		$17,624
Fannie Mae Pool #BF0264 3.50% 2058[6]	12,658		13,709
Fannie Mae Pool #BF0332 3.00% 2059[6]	27,684		29,980
Fannie Mae Pool #BF0497 3.00% 2060[6]	22,798		24,218
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,7]	—	[8]	—	[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	9		11
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	22		27
Fannie Mae, Series 2002-W1, Class 2A, 5.333% 2042[6,7]	28		31
Freddie Mac Pool #ZK4277 3.00% 2027[6]	465		492
Freddie Mac Pool #ZK3836 3.00% 2027[6]	158		166
Freddie Mac Pool #ZK3970 3.00% 2027[6]	144		152
Freddie Mac Pool #ZS6521 3.00% 2027[6]	99		105
Freddie Mac Pool #ZK3893 3.00% 2027[6]	49		52
Freddie Mac Pool #ZK4162 3.00% 2027[6]	37		39
Freddie Mac Pool #ZS8452 3.00% 2027[6]	11		12
Freddie Mac Pool #ZS8463 3.00% 2027[6]	5		5
Freddie Mac Pool #ZK4039 3.00% 2027[6]	5		5
Freddie Mac Pool #ZS8507 3.00% 2028[6]	186		197
Freddie Mac Pool #ZK7590 3.00% 2029[6]	3,935		4,159
Freddie Mac Pool #ZK7593 3.00% 2029[6]	199		210
Freddie Mac Pool #ZT1931 3.00% 2033[6]	248		263
Freddie Mac Pool #A15120 5.50% 2033[6]	61		69
Freddie Mac Pool #QN1073 3.00% 2034[6]	90		95
Freddie Mac Pool #G05196 5.50% 2038[6]	72		84
Freddie Mac Pool #G05267 5.50% 2038[6]	53		62
Freddie Mac Pool #G06020 5.50% 2039[6]	102		119
Freddie Mac Pool #A93948 4.50% 2040[6]	209		230
Freddie Mac Pool #G05860 5.50% 2040[6]	375		437
Freddie Mac Pool #G06868 4.50% 2041[6]	251		280
Freddie Mac Pool #G06841 5.50% 2041[6]	599		697
Freddie Mac Pool #841039 2.213% 2043[6,7]	2,399		2,546
Freddie Mac Pool #Z40130 3.00% 2046[6]	26,864		28,881
Freddie Mac Pool #G61733 3.00% 2047[6]	6,699		7,122
Freddie Mac Pool #G08789 4.00% 2047[6]	1,136		1,219
Freddie Mac Pool #G67709 3.50% 2048[6]	19,473		21,104
Freddie Mac Pool #G61628 3.50% 2048[6]	497		532
Freddie Mac Pool #SI2002 4.00% 2048[6]	2,284		2,445
Freddie Mac Pool #Q58494 4.00% 2048[6]	1,475		1,576
Freddie Mac Pool #QA4673 3.00% 2049[6]	38,670		41,170
Freddie Mac Pool #SD7507 3.00% 2049[6]	24,576		26,118
Freddie Mac Pool #SD7508 3.50% 2049[6]	16,385		17,753
Freddie Mac Pool #RA1369 3.50% 2049[6]	3,530		3,775
Freddie Mac Pool #ZN4842 3.50% 2049[6]	1,232		1,317
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	80		93
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	200		231
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	4,283		4,346
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	8,608		8,688
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	168		156
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	162		148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	12,865		13,523
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	2,790		2,940
Government National Mortgage Assn. 2.00% 2051[6,9]	92,000		93,535
Government National Mortgage Assn. 2.50% 2051[6,9]	55,519		57,356
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[6]	25,415		26,946
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	3,659		3,880
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[6]	11,765		12,559
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	1,273		1,359

160	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	$81		$88
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	—	[8]	—	[8]
Uniform Mortgage-Backed Security 1.50% 2036[6,9]	39,725		40,080
Uniform Mortgage-Backed Security 2.00% 2036[6,9]	27,575		28,444
Uniform Mortgage-Backed Security 2.00% 2036[6,9]	21,500		22,146
Uniform Mortgage-Backed Security 2.50% 2036[6,9]	62,700		65,317
Uniform Mortgage-Backed Security 2.00% 2051[6,9]	44,576		44,832
Uniform Mortgage-Backed Security 2.50% 2051[6,9]	162,393		167,297
Uniform Mortgage-Backed Security 2.50% 2051[6,9]	5,140		5,306
Uniform Mortgage-Backed Security 3.00% 2051[6,9]	130,899		136,245
Uniform Mortgage-Backed Security 3.50% 2051[6,9]	56,700		59,722
Uniform Mortgage-Backed Security 4.00% 2051[6,9]	12,225		13,029
Uniform Mortgage-Backed Security 4.50% 2051[6,9]	15,000		16,139
			1,290,807

Collateralized mortgage-backed obligations (privately originated) 0.80%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,6,7]	5,263		5,303
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,6]	295		297
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[3,6,7]	3,175		3,186
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,6,7]	1,251		1,275
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,6,7]	984		1,007
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,6,7]	978		980
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,6,7]	2,670		2,673
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,6,7]	842		850
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,6]	1,612		1,666
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,6,7]	2,281		2,316
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,6]	4,067		4,422
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,6]	3,466		3,791
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,6,7]	2,480		2,525
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,6,7]	1,046		1,066
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	240		265
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,6,7]	2,842		2,910
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,6,7]	1,313		1,316
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,6,7]	1,086		1,089
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,6,7]	4,916		4,905
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[3,6,7]	11,402		11,420
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,6,7,10]	25,588		25,588
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,6,7]	1,297		1,317
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,6]	4,992		5,034
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,6]	4,089		4,037
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,6]	148		147
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,6]	15,516		15,705
			105,090

Commercial mortgage-backed securities 0.43%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	100		113
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	770		884
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	1,018		1,114
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	130		142
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	205		230
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,7]	2,444		2,826
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	295		305
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	2,541		2,955

American Funds Insurance Series	161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,7]	$781	$920
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[3,6,7]	3,769	3,776
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[3,6,7]	436	437
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[3,6,7]	295	296
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[3,6,7]	746	748
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	250	269
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	610	669
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[3,6]	430	430
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,6,7]	312	333
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	350	377
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[6,7]	204	219
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,7]	300	314
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	200	216
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,6,7]	2,880	2,889
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[3,6,7]	657	660
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,6,7]	686	690
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,6,7]	686	691
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,6]	2,601	2,660
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[3,6,7]	530	529
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[6]	400	441
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	100	114
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,536	1,589
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	3,280	3,531
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	640	708
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,6]	785	815
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,7]	2,040	2,257
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	153	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	2,038	2,191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[6]	410	440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[6]	245	273
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	730	799
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,7]	208	221
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,6]	8,217	8,584
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[6]	2,437	2,637
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,7]	220	233
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	350	356
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	130	140
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	2,550	2,848
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	1,019	1,111
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	250	274
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	205	227
		55,634

Total mortgage-backed obligations		1,451,531

162	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 3.35%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,6]	$2,210	$2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,6]	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,6]	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,6]	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,6]	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,6]	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,6]	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,6]	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,6]	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,6]	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,6]	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,6]	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,6]	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[6]	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[6]	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[6]	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[3,6,7]	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[3,6]	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[3,6]	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[6]	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[6]	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,6]	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,6]	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,6]	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,6]	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,6]	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,6]	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,6]	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,6]	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[3,6]	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[3,6]	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,6]	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,6]	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,6]	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,6]	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,6]	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,6]	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,6]	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,6]	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[6]	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[6]	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[6]	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,6]	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,6]	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,6]	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,6]	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,6]	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,6]	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,6]	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,6]	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,6]	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,6]	832	837

American Funds Insurance Series	163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,6,7]	$400	$400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,6]	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,6]	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,6]	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[3,6]	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[6]	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,6]	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,6]	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,6]	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[6]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[6]	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,6]	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,6]	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,6]	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,6]	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[3,6]	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,6]	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,6]	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,6]	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,6]	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,6]	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,6]	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,6]	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,6]	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,6]	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,6]	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,6]	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[3,6]	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,6]	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,6]	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,6]	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[3,6,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[3,6,7]	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,6]	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,6]	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[3,6]	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[3,6,7]	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[3,6,7]	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[3,6,7]	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[3,6,7]	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[3,6,7]	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,6]	7,884	7,851

164	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,6]	$2,190	$2,228
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,6]	1,355	1,390
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[6]	1,510	1,513
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	3,110	3,214
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[6]	2,812	2,819
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	3,344	3,375
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	2,211	2,241
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[6]	1,802	1,806
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,6]	2,914	2,921
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,6]	537	545
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[3,6,7]	475	475
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,6]	3,584	3,619
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,6]	2,638	2,662
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,6]	5,297	5,393
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,6]	7,061	7,003
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,6]	5,960	6,052
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,6]	424	422
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,6]	6,000	6,330
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,6]	12,060	12,156
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[3,6]	4,831	4,814
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[3,6]	398	396
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,6]	1,557	1,572
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,6]	1,690	1,691
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,6]	2,181	2,183
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,6]	1,446	1,447
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,6]	3,023	3,063
		437,918

Municipals 1.71%
California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838
		7,150

Illinois 1.57%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	80
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	37,690
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	11,436
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435
		205,637

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series	165

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		$4,075	$4,170

Total municipals			223,416

Bonds & notes of governments & government agencies outside the U.S. 0.82%
Colombia (Republic of) 5.75% 2027	COP	24,813,800	6,335
Dominican Republic 5.95% 2027[3]		$8,100	9,129
Panama Bonos Del Tesoro 3.362% 2031		15,625	15,685
Paraguay (Republic of) 5.00% 2026		1,250	1,427
Peru (Republic of) 5.94% 2029	PEN	6,005	1,709
Peru (Republic of) 2.783% 2031		$3,790	3,871
Peru (Republic of) 6.15% 2032	PEN	5,695	1,553
Philippines (Republic of) 3.20% 2046		$4,900	4,924
Portuguese Republic 5.125% 2024		24,775	28,148
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]		1,862	1,895
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]		1,020	1,128
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]		1,270	1,403
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]		340	396
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]		1,150	1,362
Qatar (State of) 4.50% 2028[3]		5,100	6,028
Qatar (State of) 5.103% 2048[3]		3,400	4,522
Saudi Arabia (Kingdom of) 3.628% 2027[3]		5,000	5,516
Saudi Arabia (Kingdom of) 3.625% 2028[3]		11,435	12,658
			107,689

Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]		11,910	12,620

Total bonds, notes & other debt instruments (cost: $12,255,833,000)			12,682,238

Short-term securities 8.82%		Shares
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11,12]		11,531,431	1,153,143

Total short-term securities (cost: $1,153,188,000)			1,153,143
Total investment securities 105.87% (cost: $13,409,021,000)			13,835,381
Other assets less liabilities (5.87)%			(767,671)

Net assets 100.00%			$13,067,710

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 6/30/2021 (000) [14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Long	2,010	December 2022	$502,500	$499,887	$27
2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200	415,524	(442)
5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300	771,806	(1,738)
10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)	(453,548)	(1,223)
10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)	(1,213,690)	(17,860)

166	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 6/30/2021 (000)	[14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
20 Year U.S. Treasury Bond Futures	Long	1,761	September 2021	$176,100		$283,081		$6,401
30 Year Ultra U.S. Treasury Bond Futures	Long	1,486	September 2021	148,600		286,334		8,734
								$(6,101)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD1,704	PEN6,550	Morgan Stanley	7/6/2021	$2
PEN6,550	USD1,707	Morgan Stanley	7/6/2021	(5)
USD6,649	COP24,638,500	Goldman Sachs	7/19/2021	90
USD1,711	PEN6,550	Morgan Stanley	8/6/2021	5
USD1,704	PEN6,550	Morgan Stanley	9/3/2021	(3)
				$89

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2021 (000)
3-month USD-LIBOR	1.972%	4/26/2051	$23,200	$(1,234)	$421	$(1,655)
3-month USD-LIBOR	1.9855%	4/26/2051	34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051	23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051	35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051	13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%	5/5/2051	30,800	(2,070)	—	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051	27,250	(39)	—	(39)
					$2,188	$(11,390)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$79,545	$2,020	$1,932	$88

American Funds Insurance Series	167

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11]	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented ..29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 6/30/2021.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168	American Funds Insurance Series

Capital World Bond Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 93.11%	Principal amount (000)	Value (000)
Euros 17.03%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,496
Altria Group, Inc. 1.00% 2023	1,020	1,229
Altria Group, Inc. 1.70% 2025	1,600	1,997
Altria Group, Inc. 2.20% 2027	2,900	3,717
American Honda Finance Corp. 1.60% 2022	620	747
American Honda Finance Corp. 1.95% 2024	560	709
American Tower Corp. 0.45% 2027	2,525	2,998
American Tower Corp. 0.875% 2029	1,470	1,759
AT&T, Inc. 1.60% 2028	2,350	2,990
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,169
Barclays Bank PLC 6.625% 2022	1,070	1,333
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,984
Comcast Corp. 0.25% 2027	1,250	1,490
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,118
Cote d’Ivoire (Republic of) 5.875% 2031	840	1,073
Deutsche Telekom International Finance BV 7.50% 2033	200	411
Dow Chemical Co. 0.50% 2027	1,110	1,327
Egypt (Arab Republic of) 5.625% 2030	745	890
European Financial Stability Facility 0.40% 2025	6,000	7,329
European Union 0% 2031	1,905	2,255
European Union 0% 2035	220	249
European Union 0.20% 2036	390	451
French Republic O.A.T. 0% 2030	27,070	32,005
Germany (Federal Republic of) 0% 2030	14,570	17,788
Germany (Federal Republic of) 0% 2030	5,950	7,250
Germany (Federal Republic of) 0% 2036	5,150	6,058
Germany (Federal Republic of) 0% 2050	9,240	10,076
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,650
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,216
Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
Groupe BPCE SA 4.625% 2023	1,200	1,560
Groupe BPCE SA 1.00% 2025	2,900	3,557
Honeywell International, Inc. 0.75% 2032	370	446
Intesa Sanpaolo SpA 6.625% 2023	510	685
Ireland (Republic of) 0.20% 2030	900	1,081
Israel (State of) 2.875% 2024	1,180	1,514
Israel (State of) 1.50% 2027	775	994
Israel (State of) 1.50% 2029	725	943
Italy (Republic of) 1.85% 2025	21,390	27,267
Italy (Republic of) 0.95% 2027	1,745	2,149
Italy (Republic of) 0.25% 2028	15,970	18,755
Italy (Republic of) 2.80% 2028	5,828	8,076
Italy (Republic of) 1.35% 2030	1,657	2,081
Italy (Republic of) 1.65% 2030	7,400	9,500
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,819
Latvia (Republic of) 0% 2031	1,280	1,499
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,948
Morocco (Kingdom of) 3.50% 2024	1,400	1,819
Morocco (Kingdom of) 1.375% 2026	1,130	1,361
Morocco (Kingdom of) 2.00% 2030	1,285	1,512
Morocco (Kingdom of) 1.50% 2031	4,100	4,574
Petroleos Mexicanos 5.50% 2025	2,520	3,279
Philippines (Republic of) 0.25% 2025	1,470	1,751
Philippines (Republic of) 0.70% 2029	940	1,111
Portuguese Republic 0.475% 2030	1,610	1,947
Quebec (Province of) 0.25% 2031	920	1,090

American Funds Insurance Series	169

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 3.624% 2030		€7,175	$9,855
Romania 2.00% 2032		1,605	1,928
Romania 2.00% 2033		6,910	8,146
Romania 3.375% 2038		4,170	5,432
Russian Federation 2.875% 2025		4,500	5,840
Serbia (Republic of) 3.125% 2027		11,497	15,193
Serbia (Republic of) 1.50% 2029		4,943	5,918
Spain (Kingdom of) 0.80% 2027		2,280	2,844
Spain (Kingdom of) 1.45% 2029		1,890	2,467
Spain (Kingdom of) 1.25% 2030		4,740	6,087
Spain (Kingdom of) 0.50% 2031		765	909
Spain (Kingdom of) 2.70% 2048		850	1,323
State Grid Europe Development PLC 1.50% 2022		194	232
State Grid Overseas Investment, Ltd. 1.25% 2022		765	917
State Grid Overseas Investment, Ltd. 1.375% 2025		441	546
State Grid Overseas Investment, Ltd. 2.125% 2030		200	260
Stryker Corp. 0.25% 2024		480	575
Stryker Corp. 0.75% 2029		980	1,190
Stryker Corp. 1.00% 2031		450	551
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		2,275	2,984
Tunisia (Republic of) 6.75% 2023		5,209	5,993
Turkey (Republic of) 4.375% 2027		950	1,119
Ukraine 6.75% 2026		4,344	5,632
Ukraine 4.375% 2030		2,705	3,003
Verizon Communications, Inc. 0.375% 2029		3,470	4,082
			363,820

Japanese yen 10.19%
Export-Import Bank of India 0.59% 2022		¥400,000	3,593
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	914
Groupe BPCE SA 0.64% 2022		400,000	3,610
Indonesia (Republic of) 0.54% 2022		100,000	903
Intesa Sanpaolo SpA 1.36% 2022		600,000	5,429
Japan, Series 19, 0.10% 2024[3]		1,844,567	16,863
Japan, Series 18, 0.10% 2024[3]		1,024,182	9,354
Japan, Series 20, 0.10% 2025[3]		680,720	6,235
Japan, Series 21, 0.10% 2026[3]		989,215	9,098
Japan, Series 346, 0.10% 2027		2,525,700	22,984
Japan, Series 23, 0.10% 2028[3]		1,993,182	18,413
Japan, Series 356, 0.10% 2029		3,529,000	32,083
Japan, Series 24, 0.10% 2029[3]		1,608,477	14,895
Japan, Series 116, 2.20% 2030		576,100	6,178
Japan, Series 145, 1.70% 2033		1,851,000	19,739
Japan, Series 152, 1.20% 2035		1,442,500	14,712
Japan, Series 21, 2.30% 2035		720,000	8,378
Japan, Series 173, 0.40% 2040		492,000	4,410
Japan, Series 37, 0.60% 2050		694,500	6,129
Japan, Series 70, 0.70% 2051		335,500	3,028
KT Corp. 0.38% 2021		200,000	1,800
Philippines (Republic of) 0.001% 2024		900,000	8,048
United Mexican States 0.62% 2022		100,000	903
			217,699

Chinese yuan renminbi 9.06%
Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,548
Agricultural Development Bank of China 2.96% 2030		90,980	13,498
China (People’s Republic of), Series 1916, 3.12% 2026		85,830	13,383
China (People’s Republic of), Series INBK, 2.85% 2027		79,290	12,141
China (People’s Republic of), Series IMBK, 3.28% 2027		1,650	259
China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,573
China (People’s Republic of), Series INBK, 3.27% 2030		58,490	9,174
China (People’s Republic of), Series 1910, 3.86% 2049		205,560	32,810

170	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi (continued)
China (People’s Republic of), Series INBK, 3.39% 2050	CNY	17,330	$2,543
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,349
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,624
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,841
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,723
China Development Bank Corp., Series 2004, 3.43% 2027		192,390	29,880
China Development Bank Corp., Series 1805, 4.04% 2028		131,350	21,044
China Development Bank Corp., Series 1805, 4.88% 2028		33,380	5,605
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	19,817
China Development Bank Corp., Series 2005, 3.07% 2030		78,250	11,707
			193,519

British pounds 3.36%
American Honda Finance Corp. 0.75% 2026		£1,420	1,939
France Télécom 5.375% 2050		300	676
Lloyds Banking Group PLC 7.625% 2025		655	1,125
United Kingdom 2.75% 2024		1,210	1,810
United Kingdom 4.25% 2027		2,800	4,801
United Kingdom 0.375% 2030		4,970	6,643
United Kingdom 4.75% 2030		14,360	27,157
United Kingdom 0.625% 2035		9,062	11,808
United Kingdom 0.875% 2046		6,030	7,675
United Kingdom 0.625% 2050		2,805	3,299
United Kingdom 1.25% 2051		3,560	4,930
			71,863

Danish kroner 2.49%
Nordea Kredit 0.50% 2040[4]	DKr	19,129	2,924
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		144,109	22,106
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		184,657	28,091
			53,121

Brazilian reais 2.43%
Brazil (Federative Republic of) 0% 2021	BRL	147,000	29,191
Brazil (Federative Republic of) 6.00% 2022[3]		57,071	11,998
Brazil (Federative Republic of) 6.00% 2024[3]		49,223	10,680
			51,869

Canadian dollars 2.10%
Canada 1.00% 2022	C$	1,050	854
Canada 2.25% 2025		15,900	13,544
Canada 0.25% 2026		5,800	4,524
Canada 2.25% 2029		26,105	22,667
Canada 2.75% 2048		3,500	3,388
			44,977

Mexican pesos 1.96%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,986
Petróleos Mexicanos 7.47% 2026		95,267	4,293
United Mexican States, Series M, 7.50% 2027		412,420	21,583
United Mexican States, Series M20, 8.50% 2029		140,400	7,757
United Mexican States, Series M30, 8.50% 2038		21,100	1,171
United Mexican States, Series M, 8.00% 2047		56,500	2,992
			41,782

Russian rubles 1.67%
Russian Federation 7.00% 2023	RUB	430,300	5,919
Russian Federation 7.15% 2025		436,320	6,033
Russian Federation 6.90% 2029		403,750	5,501
Russian Federation 7.65% 2030		712,330	10,141
Russian Federation 5.90% 2031		79,600	1,000

American Funds Insurance Series	171

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Russian rubles (continued)
Russian Federation 8.50% 2031	RUB	82,440	$1,244
Russian Federation 7.70% 2033		295,840	4,244
Russian Federation 7.25% 2034		121,920	1,691
			35,773

Australian dollars 1.23%
Australia (Commonwealth of), Series 163, 1.00% 2031	A$	32,670	23,263
Australia (Commonwealth of), Series 162, 1.75% 2051		4,620	3,067
			26,330

Malaysian ringgits 1.09%
Malaysia (Federation of), Series 0310, 4.498% 2030	MYR	8,420	2,217
Malaysia (Federation of), Series 0418, 4.893% 2038		45,447	11,887
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	9,134
			23,238

Indonesian rupiah 0.70%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,679
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	522
Indonesia (Republic of), Series 59, 7.00% 2027		11,000,000	805
Indonesia (Republic of), Series 78, 8.25% 2029		53,220,000	4,098
Indonesia (Republic of), Series 82, 7.00% 2030		39,572,000	2,827
Indonesia (Republic of), Series 87, 6.50% 2031		17,649,000	1,210
Indonesia (Republic of), Series 74, 7.50% 2032		7,073,000	516
Indonesia (Republic of), Series 65, 6.625% 2033		17,683,000	1,217
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,092
			14,966

Colombian pesos 0.52%
Colombia (Republic of) 5.75% 2027	COP	14,059,000	3,589
Colombia (Republic of) 7.25% 2050		31,167,000	7,607
			11,196

South Korean won 0.43%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	4,582
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	4,701
			9,283

Indian rupees 0.38%
India (Republic of) 5.15% 2025	INR	331,570	4,382
National Highways Authority of India 7.17% 2021		220,000	3,005
National Highways Authority of India 7.27% 2022		50,000	691
			8,078

Czech korunas 0.37%
Czech Republic 0% 2024	CZK	72,100	3,197
Czech Republic 1.25% 2025		102,510	4,723
			7,920

Ukrainian hryvnia 0.35%
Ukraine 16.06% 2022	UAH	86,536	3,358
Ukraine 17.00% 2022		60,180	2,331
Ukraine 17.25% 2022		47,384	1,819
			7,508

Norwegian kroner 0.32%
Norway (Kingdom of) 1.75% 2025	NKr	56,450	6,735

172	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ghanaian cedi 0.13%
Ghana (Republic of) 18.85% 2023	GHS	15,260	$2,723

South African rand 0.11%
South Africa (Republic of) 8.00% 2030	ZAR	7,920	527
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,831
			2,358

Peruvian nuevos soles 0.08%
Peru (Republic of) 6.15% 2032	PEN	5,980	1,631

Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 2029	PLN	4,900	1,407

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,295

U.S. dollars 36.98%
7-Eleven, Inc. 0.95% 2026[2]		$520	511
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,929
Abbott Laboratories 3.40% 2023		137	146
AbbVie, Inc. 2.90% 2022		1,170	1,209
AbbVie, Inc. 3.20% 2022		200	207
Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,335
ACE INA Holdings, Inc. 2.875% 2022		195	201
ACE INA Holdings, Inc. 3.35% 2026		195	214
ACE INA Holdings, Inc. 4.35% 2045		425	538
Advisor Group Holdings, LLC 6.25% 2028[2]		425	449
Aetna, Inc. 2.80% 2023		340	354
Affinity Gaming 6.875% 2027[2]		390	415
AG Merger Sub II, Inc. 10.75% 2027[2]		311	346
Albertsons Companies, Inc. 3.50% 2029[2]		125	124
Alcoa Netherlands Holding BV 5.50% 2027[2]		200	217
Alcoa Netherlands Holding BV 4.125% 2029[2]		75	78
Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	1,939
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		410	431
Allied Universal Holdco LLC 9.75% 2027[2]		325	358
Allied Universal Holdco LLC 6.00% 2029[2]		500	508
Allison Transmission Holdings, Inc. 3.75% 2031[2]		100	98
Allstate Corp. 0.75% 2025		1,563	1,548
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]		650	658
Altice France SA 5.125% 2029[2]		200	201
Altice NV 7.50% 2026[2]		50	52
Altria Group, Inc. 5.95% 2049		131	168
Amazon.com, Inc. 1.50% 2030		2,040	1,996
Amazon.com, Inc. 2.50% 2050		2,500	2,368
American Airlines, Inc. 5.50% 2026[2]		200	212
American Airlines, Inc. 5.75% 2029[2]		200	217
American Campus Communities, Inc. 3.75% 2023		1,810	1,898
American Campus Communities, Inc. 4.125% 2024		1,195	1,301
American Campus Communities, Inc. 3.875% 2031		514	571
American Electric Power Company, Inc. 1.00% 2025		250	248
Amgen, Inc. 1.90% 2025		580	601
Amgen, Inc. 2.20% 2027		445	462
Amipeace, Ltd. 2.50% 2024		4,100	4,298
Anglo American Capital PLC 2.25% 2028[2]		454	460
Anglo American Capital PLC 3.95% 2050[2]		521	567
Angola (Republic of) 9.50% 2025		2,400	2,634

American Funds Insurance Series	173

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
Antero Resources Corp. 5.375% 2030[2]	80	82
Apache Corp. 4.625% 2025	100	108
Apache Corp. 4.375% 2028	171	182
Apache Corp. 5.10% 2040	100	105
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	325	321
Apple, Inc. 3.35% 2027	1,075	1,195
Apple, Inc. 2.40% 2050	1,100	1,034
Ardagh Group SA 6.50% 2027[2,7]	210	221
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	200	199
Ardagh Packaging Finance 5.25% 2027[2]	200	204
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	495	511
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	1,921	693
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	965
Arthur J. Gallagher & Co. 2.50% 2031	208	210
Arthur J. Gallagher & Co. 3.50% 2051	34	36
Ascent Resources - Utica LLC 8.25% 2028[2]	230	253
Ascent Resources - Utica LLC 5.875% 2029[2]	100	100
Associated Materials, LLC 9.00% 2025[2]	400	425
AssuredPartners, Inc. 7.00% 2025[2]	200	205
AssuredPartners, Inc. 5.625% 2029[2]	230	230
AstraZeneca Finance LLC 1.75% 2028	685	685
AstraZeneca Finance LLC 2.25% 2031	100	102
AstraZeneca PLC 3.50% 2023	2,700	2,869
AstraZeneca PLC 3.00% 2051	657	681
Atkore, Inc. 4.25% 2031[2]	135	137
ATS Automation Tooling Systems, Inc. 4.125% 2028[2]	230	236
Avantor Funding, Inc. 4.625% 2028[2]	200	211
Avis Budget Car Rental, LLC 5.75% 2027[2]	185	193
Avis Budget Group, Inc. 5.25% 2025[2]	75	76
Avis Budget Group, Inc. 4.75% 2028[2]	100	103
Avis Budget Group, Inc. 5.375% 2029[2]	95	99
Axalta Coating Systems LLC 4.75% 2027[2]	200	210
Axiata SPV2 Bhd. 2.163% 2030	651	643
Azul Investments LLP 7.25% 2026[2]	300	295
B&G Foods, Inc. 5.25% 2025	100	103
B&G Foods, Inc. 5.25% 2027	210	219
Baidu, Inc. 3.425% 2030	675	732
Banff Merger Sub, Inc. 9.75% 2026[2]	210	221
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	887
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,645
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	4,600	4,639
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,776
Bausch Health Companies, Inc. 9.25% 2026[2]	795	866
Bausch Health Companies, Inc. 5.75% 2027[2]	200	213
Bausch Health Companies, Inc. 4.875% 2028[2]	245	251
Bausch Health Companies, Inc. 5.00% 2028[2]	215	204
Bausch Health Companies, Inc. 5.25% 2031[2]	235	220
Bayer AG 3.375% 2024[2]	840	903
Bayer US Finance II LLC 4.25% 2025[2]	203	226
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,755
Bayerische Motoren Werke AG 3.90% 2025[2]	900	993
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,051
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	125	127
Belarus (Republic of) 7.625% 2027	2,100	2,055
Berkshire Hathaway Energy Company 2.85% 2051	300	291
Black Knight, Inc. 3.625% 2028[2]	335	334
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	130
BMC Software, Inc. 7.125% 2025[2]	70	75
BMC Software, Inc. 9.125% 2026[2]	150	159
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,2]	1,275	1,310

174	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Boeing Company 5.15% 2030	$4,000	$4,740
Bombardier, Inc. 6.125% 2023[2]	65	69
Bombardier, Inc. 7.50% 2025[2]	125	129
Bombardier, Inc. 7.125% 2026[2]	175	183
Bombardier, Inc. 7.875% 2027[2]	325	338
Bombardier, Inc. 7.45% 2034[2]	125	134
Booz Allen Hamilton, Inc. 4.00% 2029[2]	15	15
Boyd Gaming Corp. 4.75% 2027	220	228
Boyd Gaming Corp. 4.75% 2031[2]	90	93
Boyne USA, Inc. 4.75% 2029[2]	45	47
BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
Brandywine Operating Partnership LP 3.95% 2023	190	198
Braskem SA 4.50% 2030[2]	745	778
Brightstar Escrow Corp. 9.75% 2025[2]	180	194
Bristow Group, Inc. 6.875% 2028[2]	175	179
British American Tobacco PLC 2.789% 2024	1,150	1,209
British American Tobacco PLC 3.215% 2026	955	1,014
British American Tobacco PLC 3.557% 2027	1,545	1,655
British American Tobacco PLC 3.462% 2029	1,150	1,216
British American Tobacco PLC 4.758% 2049	894	971
Broadcom, Inc. 3.15% 2025	212	227
Broadcom, Inc. 4.15% 2030	1,450	1,628
Broadcom, Inc. 3.419% 2033[2]	698	734
Broadcom, Inc. 3.469% 2034[2]	48	51
Broadcom, Inc. 3.75% 2051[2]	926	968
BroadStreet Partners, Inc. 5.875% 2029[2]	250	256
Brookfield Property REIT, Inc. 5.75% 2026[2]	820	863
Brookfield Residential Properties, Inc. 5.00% 2029[2]	100	101
Burger King Corp. 3.875% 2028[2]	150	152
BWX Technologies, Inc. 4.125% 2029[2]	265	270
Cablevision Systems Corp. 6.75% 2021	950	971
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
California Resources Corp. 7.125% 2026[2]	100	105
Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
Carnival Corp. 11.50% 2023[2]	2,630	2,963
Carrier Global Corp. 2.242% 2025	530	551
Carrols Restaurant Group, Inc. 5.875% 2029[2]	130	129
Carvana Co. 5.50% 2027[2]	70	72
Catalent, Inc. 3.125% 2029[2]	75	73
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	159	165
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	975	1,016
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	175
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	305	311
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	289
CEC Entertainment, Inc. 6.75% 2026[2]	200	206
Centene Corp. 4.25% 2027	200	211
Centene Corp. 2.45% 2028	105	107
Centene Corp. 4.625% 2029	405	446
Centene Corp. 2.50% 2031	155	153
Central Garden & Pet Co. 4.125% 2030	99	101
Central Garden & Pet Co. 4.125% 2031[2]	120	122
Charles River Laboratories International, Inc. 4.25% 2028[2]	150	155
Charles River Laboratories International, Inc. 3.75% 2029[2]	30	30
Cheniere Energy Partners LP 5.625% 2026	100	104
Cheniere Energy Partners LP 4.50% 2029	210	226
Cheniere Energy Partners LP 4.00% 2031[2]	100	105
Cheniere Energy, Inc. 4.625% 2028[2]	405	428
Chesapeake Energy Corp. 4.875% 2022[8]	915	26
Chesapeake Energy Corp. 5.50% 2026[2]	100	106
Chesapeake Energy Corp. 5.875% 2029[2]	85	92

American Funds Insurance Series	175

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
Cigna Corp. 4.125% 2025	830	931
Cigna Corp. 2.40% 2030	380	388
Cigna Corp. 2.375% 2031	2,977	3,022
Cinemark USA, Inc. 5.875% 2026[2]	75	79
Cinemark USA, Inc. 5.25% 2028[2]	100	103
Cirsa Gaming Corp. SA 7.875% 2023[2]	400	409
Citigroup, Inc. 2.35% 2021	1,500	1,503
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	810
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,818
Clarivate Science Holdings Corp. 3.875% 2028[2]	110	111
Clarivate Science Holdings Corp. 4.875% 2029[2]	140	144
Cleveland-Cliffs, Inc. 9.875% 2025[2]	281	330
Cleveland-Cliffs, Inc. 6.75% 2026[2]	315	340
Cleveland-Cliffs, Inc. 5.875% 2027	100	105
Cleveland-Cliffs, Inc. 4.625% 2029[2]	125	132
Cleveland-Cliffs, Inc. 4.875% 2031[2]	200	210
CMS Energy Corp. 3.875% 2024	100	107
CMS Energy Corp. 3.00% 2026	1,200	1,285
CNX Resources Corp. 7.25% 2027[2]	210	225
CNX Resources Corp. 6.00% 2029[2]	225	244
Cogent Communications Group, Inc. 3.50% 2026[2]	375	384
Colombia (Republic of) 3.875% 2027	350	372
Comcast Corp. 3.95% 2025	2,610	2,926
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,653
Community Health Systems, Inc. 5.625% 2027[2]	90	96
Community Health Systems, Inc. 6.00% 2029[2]	230	246
Compass Diversified Holdings 5.25% 2029[2]	365	380
Comstock Resources, Inc. 6.75% 2029[2]	140	149
Comstock Resources, Inc. 5.875% 2030[2]	175	179
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7,8]	2,741	781
Constellium SE 3.75% 2029[2]	125	124
Consumers Energy Co. 3.375% 2023	345	364
Convey Park Energy LLC 7.50% 2025[2]	125	130
CoreCivic, Inc. 8.25% 2026	289	300
CoreLogic, Inc. 4.50% 2028[2]	584	580
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	150	151
Corporate Office Properties LP 2.75% 2031	1,212	1,223
Costa Rica (Republic of) 6.125% 2031[2]	640	680
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	650	678
Crédit Agricole SA 4.375% 2025[2]	1,100	1,212
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,729
Credit Suisse Group AG 2.95% 2025	875	937
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,032
Crestwood Midstream Partners LP 6.00% 2029[2]	150	157
Crown Castle International Corp. 2.50% 2031	679	685
CSX Corp. 3.80% 2050	75	86
CSX Corp. 2.50% 2051	1,075	979
CVR Partners LP 9.25% 2023[2]	34	34
CVR Partners LP 6.125% 2028[2]	120	123
CVS Health Corp. 3.50% 2022	430	442
CVS Health Corp. 3.70% 2023	97	102
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,100
Dana, Inc. 5.625% 2028	410	445
Dana, Inc. 4.25% 2030	80	82
Danske Bank AS 2.70% 2022[2]	1,400	1,422
Danske Bank AS 3.875% 2023[2]	1,675	1,784
Darling Ingredients, Inc. 5.25% 2027[2]	210	221
DaVita, Inc. 4.625% 2030[2]	200	206
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	49
Dell International LLC / EMC Corp. 8.10% 2036	110	168

176	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Dell International LLC / EMC Corp. 8.35% 2046	$81	$133
Dell, Inc. 6.50% 2038	53	68
Dell, Inc. 5.40% 2040	25	30
Deluxe Corp. 8.00% 2029[2]	150	163
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	863
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,598
Deutsche Telekom International Finance BV 1.95% 2021[2]	575	576
Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,693
Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,6,7,9,10]	30	30
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[6,7,9,10]	27	27
Diamond Sports Group LLC 6.625% 2027[2]	385	190
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[5,6]	108	106
Diebold Nixdorf, Inc. 9.375% 2025[2]	630	701
Diebold, Inc. 8.50% 2024	150	154
Discovery Communications, Inc. 3.625% 2030	468	511
Diversified Healthcare Trust 4.375% 2031	300	288
Dominican Republic 5.50% 2025[2]	1,375	1,513
Dominican Republic 8.625% 2027[2]	225	276
Dominican Republic 6.40% 2049[2]	1,613	1,738
DPL, Inc. 4.125% 2025	270	290
DT Midstream, Inc. 4.125% 2029[2]	185	188
Duke Energy Corp. 3.75% 2024	550	592
Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
Dun & Bradstreet Corp. 6.875% 2026[2]	123	131
Edison International 5.75% 2027	370	421
Edison International 4.125% 2028	2,390	2,546
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,478
Elastic NV 4.125% 2029[2]	75	75
Electricité de France SA 4.875% 2038[2]	795	979
Element Solutions, Inc. 3.875% 2028[2]	150	153
Embarq Corp. 7.995% 2036	266	302
EMD Finance LLC 2.95% 2022[2]	225	228
EMD Finance LLC 3.25% 2025[2]	2,924	3,142
Empire Communities Corp. 7.00% 2025[2]	100	105
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,022
Enbridge, Inc. 4.00% 2023	600	641
Enbridge, Inc. 2.50% 2025	900	944
Enbridge, Inc. 4.25% 2026	655	739
Enbridge, Inc. 3.70% 2027	754	832
Enbridge, Inc. 3.40% 2051	464	467
Encompass Health Corp. 4.50% 2028	100	104
Encompass Health Corp. 4.75% 2030	145	154
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	563
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	197
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
Enel Finance International SA 2.75% 2023[2]	5,000	5,187
Enel Finance International SA 3.625% 2027[2]	2,375	2,612
Enel Finance International SA 3.50% 2028[2]	1,800	1,974
Energean Israel Finance, Ltd. 4.50% 2024[2]	80	82
Energizer Holdings, Inc. 4.375% 2029[2]	210	211
Energy Transfer Operating LP 5.00% 2050	5,567	6,447
Energy Transfer Partners LP 4.20% 2027	110	122
Energy Transfer Partners LP 6.00% 2048	70	89
Energy Transfer Partners LP 6.25% 2049	910	1,196
EnLink Midstream Partners, LLC 5.625% 2028[2]	135	143
ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,981
Entergy Corp. 0.90% 2025	750	741
Entergy Texas, Inc. 1.75% 2031	525	504
EQM Midstream Partners LP 6.50% 2027[2]	340	380
EQM Midstream Partners LP 4.50% 2029[2]	75	76
EQM Midstream Partners LP 4.75% 2031[2]	70	72

American Funds Insurance Series	177

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[1]	$50	$65
Equinix, Inc. 1.80% 2027	1,145	1,160
Equinix, Inc. 2.15% 2030	9,390	9,339
Essex Portfolio LP 3.50% 2025	2,835	3,071
Essex Portfolio LP 3.375% 2026	885	960
European Investment Bank 2.25% 2022	700	710
Everi Holdings Inc. 5.00% 2029[2]	55	56
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	538
Export-Import Bank of India 3.25% 2030	3,489	3,552
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,024	1,042
Fannie Mae Pool #MA2754 3.00% 2026[4]	120	126
Fannie Mae Pool #AB4281 3.00% 2027[4]	19	20
Fannie Mae Pool #AP7888 3.50% 2042[4]	457	497
Fannie Mae Pool #AQ0770 3.50% 2042[4]	164	178
Fannie Mae Pool #AO4151 3.50% 2042[4]	157	170
Fertitta Entertainment, Inc. 6.75% 2024[2]	150	152
Fidelity National Information Services, Inc. 2.25% 2031	47	47
First Quantum Minerals, Ltd. 7.25% 2023[2]	265	270
First Quantum Minerals, Ltd. 7.50% 2025[2]	495	515
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	340
First Quantum Minerals, Ltd. 6.875% 2027[2]	440	480
FirstEnergy Corp. 4.40% 2027[1]	1,800	1,960
FirstEnergy Corp. 3.40% 2050	240	236
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,411
FMG Resources 4.375% 2031[2]	325	348
Ford Motor Credit Company LLC 3.81% 2024	530	555
Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
Ford Motor Credit Company LLC 2.90% 2028	200	199
Ford Motor Credit Company LLC 4.00% 2030	125	131
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[2]	90	94
France Télécom 9.00% 2031[1]	2,434	3,832
Freddie Mac Pool #ZS8588 3.00% 2030[4]	75	80
Freedom Mortgage Corp. 7.625% 2026[2]	225	235
Freeport-McMoRan, Inc. 3.875% 2023	75	78
Freeport-McMoRan, Inc. 4.25% 2030	275	295
Freeport-McMoRan, Inc. 5.45% 2043	100	122
Fresnillo PLC 4.25% 2050[2]	973	991
Front Range BidCo, Inc. 6.125% 2028[2]	200	205
Frontier Communications Corp. 5.875% 2027[2]	125	134
Frontier Communications Corp. 5.00% 2028[2]	125	129
Frontier Communications Corp. 6.75% 2029[2]	125	133
Frontier Communications Holdings, LLC 5.875% 2029	400	408
FS Energy and Power Fund 7.50% 2023[2]	575	596
FXI Holdings, Inc. 7.875% 2024[2]	150	155
FXI Holdings, Inc. 12.25% 2026[2]	652	753
Gartner, Inc. 4.50% 2028[2]	150	159
General Motors Company 6.125% 2025	117	139
General Motors Financial Co. 5.20% 2023	1,190	1,282
General Motors Financial Co. 1.05% 2024	725	729
General Motors Financial Co. 2.40% 2028	2,250	2,286
Genesis Energy LP 8.00% 2027	360	379
Georgia (Republic of) 2.75% 2026[2]	400	408
Glencore Funding LLC 1.625% 2026[2]	2,838	2,850
Global Infrastructure Solutions, Inc. 5.625% 2029[2]	250	260
Global Payments, Inc. 1.20% 2026	817	810
Global Payments, Inc. 2.90% 2030	683	712
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,230
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,078
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,566
Goodyear Tire & Rubber Co. 5.00% 2029[2]	210	220
GPC Merger Sub, Inc. 7.125% 2028[2]	210	227

178	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[5,6]	$75	$76
Gray Television, Inc. 7.00% 2027[2]	210	228
Groupe BPCE SA 5.15% 2024[2]	1,800	2,006
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	720
Guara Norte SARL 5.198% 2034[2]	197	205
Hanesbrands, Inc. 4.625% 2024[2]	85	90
Hanesbrands, Inc. 5.375% 2025[2]	86	91
Hanesbrands, Inc. 4.875% 2026[2]	245	265
Harsco Corp. 5.75% 2027[2]	360	378
Harvest Midstream I LP 7.50% 2028[2]	140	152
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[2]	150	151
HCA, Inc. 5.375% 2025	55	62
HCA, Inc. 5.875% 2026	125	145
HCA, Inc. 5.625% 2028	315	374
HCA, Inc. 5.25% 2049	170	217
Hexion, Inc. 7.875% 2027[2]	370	400
Hightower Holding, LLC 6.75% 2029[2]	85	87
Hilcorp Energy I LP 5.75% 2029[2]	80	84
Hilcorp Energy I LP 6.00% 2031[2]	45	48
Hilton Grand Vacations Borrower LLC 5.00% 2029[2]	450	461
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	130	131
Howard Hughes Corp. 5.375% 2028[2]	435	463
Howard Hughes Corp. 4.125% 2029[2]	205	206
Howard Hughes Corp. 4.375% 2031[2]	130	130
Howmet Aerospace, Inc. 6.875% 2025	190	221
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	446
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	320
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,646
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,034
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[6]	200	154
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[6]	507	416
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[6]	408	304
Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[6]	976	730
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
Huarong Finance II Co., Ltd. 5.00% 2025	607	439
Huarong Finance II Co., Ltd. 5.50% 2025	880	653
Huarong Finance II Co., Ltd. 4.875% 2026	600	423
HUB International, Ltd. 7.00% 2026[2]	275	286
Hyundai Capital America 3.25% 2022[2]	250	258
Hyundai Capital America 0.875% 2024[2]	1,200	1,195
Hyundai Capital America 1.50% 2026[2]	925	919
Hyundai Capital America 2.375% 2027[2]	1,284	1,315
Hyundai Capital America 2.00% 2028[2]	600	596
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,572
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,069
Independence Energy Finance LLC 7.25% 2026[2]	150	158
Ingles Markets, Inc. 4.00% 2031[2]	325	325
International Game Technology PLC 6.50% 2025[2]	500	561
International Game Technology PLC 4.125% 2026[2]	250	261
International Game Technology PLC 5.25% 2029[2]	200	215
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,560
Inversiones Latin America Power 5.125% 2033[2]	200	198
Investment Energy Resources, Ltd. 6.25% 2029[2]	200	217
Iqvia, Inc. 5.00% 2027[2]	200	210
Iraq (Republic of) 6.752% 2023[2]	545	559
Iron Mountain, Inc. 5.25% 2030[2]	290	307
Iron Mountain, Inc. 4.50% 2031[2]	100	101
Israel (State of) 2.50% 2030	3,850	4,040
Israel (State of) 2.75% 2030	1,135	1,213
Israel (State of) 3.375% 2050	1,470	1,574
Israel (State of) 3.875% 2050	795	922

American Funds Insurance Series	179

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
J2 Global, Inc. 4.625% 2030[2]	$220	$228
Jazz Securities DAC 4.375% 2029[2]	200	208
JBS Luxembourg SARL 3.625% 2032[2]	200	200
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,628
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,732
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
KB Home 6.875% 2027	370	442
Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
Kenya (Republic of) 6.875% 2024	1,300	1,433
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
Keurig Dr Pepper, Inc. 3.20% 2030	146	158
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
Kimberly-Clark Corp. 1.05% 2027	770	754
Kimberly-Clark Corp. 3.10% 2030	110	122
Kraft Heinz Company 3.875% 2027	300	330
Kraft Heinz Company 5.00% 2042	250	306
Kraft Heinz Company 4.375% 2046	740	840
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	97
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	226
Kuwait (State of) 2.75% 2022[2]	3,550	3,615
Lamar Media Corp. 3.75% 2028	210	214
Lamar Media Corp. 3.625% 2031[2]	75	73
LD Holdings Group LLC 6.125% 2028[2]	125	125
Level 3 Financing, Inc. 3.75% 2029[2]	125	122
Levi Strauss & Co. 3.50% 2031[2]	125	125
LGI Homes, Inc. 4.00% 2029[2]	105	106
Liberty Global PLC 5.50% 2028[2]	250	263
Ligado Networks LLC 15.50% 2023 (100% PIK)[2,7]	243	240
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,027	1,200
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	630	654
Limited Brands, Inc. 6.625% 2030[2]	40	46
Limited Brands, Inc. 6.875% 2035	25	32
Lithia Motors, Inc. 3.875% 2029[2]	90	93
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)[1]	1,825	1,840
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	7,008
LPL Financial Holdings, Inc. 4.625% 2027[2]	395	410
LPL Financial Holdings, Inc. 4.375% 2031[2]	110	112
LSB Industries, Inc. 9.625% 2023[2]	760	782
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	23
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	155	161
Magic MergerCo, Inc. 5.25% 2028[2]	150	154
Magic MergerCo, Inc. 7.875% 2029[2]	150	155
Mallinckrodt PLC 10.00% 2025[2]	1,190	1,331
Marriott Ownership Resorts, Inc. 4.50% 2029[2]	20	20
Masco Corp. 1.50% 2028	791	773
MasTec, Inc. 4.50% 2028[2]	100	105
MDC Partners, Inc. 7.50% 2024[1,2]	470	476
Medical Properties Trust, Inc. 3.50% 2031	155	157
Medtronic, Inc. 3.50% 2025	1,091	1,198
Meituan Dianping 2.125% 2025	1,730	1,718
Melco International Development, Ltd. 5.375% 2029[2]	200	212
Mercer International, Inc. 5.125% 2029[2]	130	134
Meredith Corp. 6.875% 2026	161	168
Methanex Corp. 5.125% 2027	240	260
Methanex Corp. 5.65% 2044	240	249
Mexico City Airport Trust 5.50% 2047	432	439
MGM Growth Properties LLC 3.875% 2029[2]	100	102
MGM Resorts International 7.75% 2022	200	209

180	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[5,6]	$25	$26
MicroStrategy, Inc. 6.125% 2028[2]	50	50
MidCap Financial Issuer Trust 6.50% 2028[2]	200	210
MidCap Financial Issuer Trust 5.625% 2030[2]	125	126
Mohegan Gaming & Entertainment 8.00% 2026[2]	380	398
Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
Molina Healthcare, Inc. 3.875% 2030[2]	75	78
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,180
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,358
MPLX LP 2.65% 2030	837	846
MPLX LP 5.50% 2049	1,900	2,465
MSCI, Inc. 5.375% 2027[2]	125	134
MSCI, Inc. 3.625% 2031[2]	150	154
MSCI, Inc. 3.875% 2031[2]	410	426
Mueller Water Products, Inc. 4.00% 2029[2]	130	134
National Financial Partners Corp. 6.875% 2028[2]	210	222
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	135
Navient Corp. 5.50% 2023	440	465
Navient Corp. 5.875% 2024	730	789
Navient Corp. 6.125% 2024	100	108
Navient Corp. 4.875% 2028	80	81
NCL Corp., Ltd. 3.625% 2024[2]	345	334
NCL Corp., Ltd. 5.875% 2026[2]	115	121
NCR Corp. 5.125% 2029[2]	250	258
Neiman Marcus Group LLC 7.125% 2026[2]	325	347
Neon Holdings, Inc. 10.125% 2026[2]	70	77
NESCO Holdings II, Inc. 5.50% 2029[2]	75	78
Nestlé Holdings, Inc. 0.625% 2026[2]	4,538	4,458
Netflix, Inc. 4.875% 2028	150	175
Netflix, Inc. 4.875% 2030[2]	225	268
New Fortress Energy, Inc. 6.50% 2026[2]	570	583
New York Life Global Funding 1.20% 2030[2]	2,725	2,557
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	978
Newell Rubbermaid, Inc. 4.70% 2026	100	112
Newell Rubbermaid, Inc. 5.875% 2036[1]	100	124
News Corp. 3.875% 2029[2]	125	126
Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	221
Nexstar Escrow Corp. 5.625% 2027[2]	100	106
NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
NFP Corp. 4.875% 2028[2]	250	254
NGL Energy Operating LLC 7.50% 2026[2]	490	515
NGL Energy Partners LP 7.50% 2023	350	345
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	194
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	125	129
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	222
NIKE, Inc. 3.375% 2050	602	679
Northern Oil and Gas, Inc. 8.125% 2028[2]	300	324
NorthRiver Midstream Finance LP 5.625% 2026[2]	220	229
Nouryon Holding BV 8.00% 2026[2]	210	223
Nova Chemicals Corp. 5.00% 2025[2]	115	123
Nova Chemicals Corp. 5.25% 2027[2]	120	129
Nova Chemicals Corp. 4.25% 2029[2]	95	96
Novelis Corp. 4.75% 2030[2]	200	210
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	185	197
Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
Occidental Petroleum Corp. 2.70% 2023	230	236
Occidental Petroleum Corp. 5.875% 2025	240	267
Occidental Petroleum Corp. 6.375% 2028	234	274
Occidental Petroleum Corp. 6.125% 2031	50	59
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
Oleoducto Central SA 4.00% 2027[2]	2,535	2,619

American Funds Insurance Series	181

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Oleoducto Central SA 4.00% 2027	$630	$651
ONEOK, Inc. 6.35% 2031	31	40
ONEOK, Inc. 4.95% 2047	111	131
ONEOK, Inc. 5.20% 2048	1,378	1,691
ONEOK, Inc. 4.45% 2049	3,510	3,887
ONEOK, Inc. 7.15% 2051	355	523
Oracle Corp. 2.65% 2026	2,327	2,457
Oracle Corp. 3.25% 2027	1,880	2,048
Oracle Corp. 3.60% 2050	980	1,008
Oracle Corp. 3.95% 2051	122	133
Organon Finance 1 LLC 5.125% 2031[2]	105	108
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	582	587
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,420
Owens & Minor, Inc. 4.375% 2024	425	445
Owens & Minor, Inc. 4.50% 2029[2]	135	139
Pacific Gas and Electric Co. 2.95% 2026	590	604
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
Pacific Gas and Electric Co. 3.30% 2027	659	683
Pacific Gas and Electric Co. 4.65% 2028	542	597
Pacific Gas and Electric Co. 4.55% 2030	783	838
Pacific Gas and Electric Co. 3.25% 2031	975	960
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
Pacific Gas and Electric Co. 3.50% 2050	931	831
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,563
Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
Panama (Republic of) 3.75% 2026[2]	1,440	1,556
Panther BF Aggregator 2 LP 6.25% 2026[2]	49	52
Panther BF Aggregator 2 LP 8.50% 2027[2]	200	218
Paraguay (Republic of) 4.625% 2023	947	999
Paraguay (Republic of) 5.00% 2026	235	268
Paraguay (Republic of) 4.70% 2027[2]	350	398
Paraguay (Republic of) 5.60% 2048[2]	2,340	2,758
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,768
Park Intermediate Holdings LLC 4.875% 2029[2]	135	140
Party City Holdings, Inc. 8.75% 2026[2]	175	187
PayPal Holdings, Inc. 2.30% 2030	541	560
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[2,7]	45	34
Peninsula Pacific Entertainment LLC 8.50% 2027[2]	125	134
Peru (Republic of) 2.392% 2026	500	517
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,485
Petróleos Mexicanos 6.875% 2026	4,260	4,661
Petróleos Mexicanos 7.69% 2050	250	241
Petróleos Mexicanos 6.95% 2060	201	178
PETRONAS Capital, Ltd. 3.50% 2030[2]	605	664
PG&E Corp. 5.00% 2028	220	223
PG&E Corp. 5.25% 2030	125	127
Philip Morris International, Inc. 2.10% 2030	634	632
Plains All American Pipeline LP 3.80% 2030	352	377
Post Holdings, Inc. 4.625% 2030[2]	579	589
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
PowerTeam Services, LLC 9.033% 2025[2]	200	220
Precision Drilling Corp. 7.125% 2026[2]	125	129
Precision Drilling Corp. 6.875% 2029[2]	150	155
Prestige Brands International, Inc. 3.75% 2031[2]	90	87
Procter & Gamble Company 3.00% 2030	338	373
Progress Energy, Inc. 7.75% 2031	150	214
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	565
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	582

182	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
PTT Exploration and Production PCL 2.587% 2027[2]	$200	$208
Public Service Electric and Gas Co. 2.05% 2050	415	359
Puget Energy, Inc. 6.00% 2021	1,023	1,033
Puget Energy, Inc. 5.625% 2022	480	499
Qatar (State of) 3.40% 2025[2]	4,805	5,238
Qatar (State of) 5.103% 2048[2]	530	705
Qatar Petroleum 1.375% 2026[2]	1,325	1,324
Qatar Petroleum 3.125% 2041[2]	3,255	3,243
Qatar Petroleum 3.30% 2051[2]	1,045	1,045
Rabobank Nederland 4.625% 2023	2,180	2,384
Radiology Partners, Inc. 9.25% 2028[2]	220	244
Range Resources Corp. 8.25% 2029[2]	55	62
Raptor Acquisition Corp. 4.875% 2026[2]	375	381
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	90	90
Rattler Midstream Partners LP 5.625% 2025[2]	135	142
Rayonier A.M. Products, Inc. 7.625% 2026[2]	40	42
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
Realogy Corp. 5.75% 2029[2]	235	246
Renewable Energy Group, Inc. 5.875% 2028[2]	80	84
Reynolds American, Inc. 4.45% 2025	2,115	2,344
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	60	60
Rocket Software, Inc. 6.50% 2029[2]	100	99
Royal Bank of Canada 0.875% 2026	4,660	4,599
Royal Bank of Canada 1.20% 2026	2,200	2,200
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	95	110
RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
Russian Federation 4.25% 2027	1,400	1,565
SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,530
SA Global Sukuk, Ltd. 1.602% 2026[2]	835	835
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,749
Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,936
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,096
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,251
Saudi Arabian Oil Co. 1.625% 2025[2]	430	435
Scentre Group 3.50% 2025[2]	210	226
Scentre Group 3.75% 2027[2]	110	121
Scientific Games Corp. 5.00% 2025[2]	539	558
Scientific Games Corp. 8.25% 2026[2]	420	451
SCIH Salt Holdings, Inc. 4.875% 2028[2]	335	336
SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	65
Scotts Miracle-Gro Co. 4.50% 2029	200	208
Sensata Technologies Holding BV 4.00% 2029[2]	550	559
Service Properties Trust 5.50% 2027	85	91
ServiceNow, Inc. 1.40% 2030	1,830	1,719
Simmons Foods, Inc. 4.625% 2029[2]	225	227
Sinclair Television Group, Inc. 5.125% 2027[2]	155	156
Sinclair Television Group, Inc. 4.125% 2030[2]	230	226
Sirius XM Radio, Inc. 5.00% 2027[2]	125	131
Sirius XM Radio, Inc. 4.00% 2028[2]	225	232
Six Flags Entertainment Corp. 4.875% 2024[2]	230	233
Sizzling Platter LLC 8.50% 2025[2]	200	207
SK hynix, Inc. 1.50% 2026[2]	1,343	1,326
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
SkyMiles IP, Ltd. 4.75% 2028[2]	210	234
SM Energy Co. 6.50% 2028	50	51
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	250	251
Southern California Edison Co. 2.85% 2029	200	208
Southwestern Energy Co. 6.45% 2025[1]	200	222

American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Southwestern Energy Co. 7.50% 2026	$75	$80
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	60	68
Springleaf Finance Corp. 6.125% 2024	650	700
Sprint Corp. 7.625% 2026	180	220
Sprint Corp. 6.875% 2028	980	1,258
Square, Inc. 2.75% 2026[2]	350	357
Square, Inc. 3.50% 2031[2]	125	126
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
SRS Distribution, Inc. 6.125% 2029[2]	60	62
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,177
Stericycle, Inc. 3.875% 2029[2]	225	225
Studio City Finance, Ltd. 5.00% 2029[2]	200	202
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[2]	125	128
Summer (BC) BidCo B LLC 5.50% 2026[2]	200	204
Summit Materials, Inc. 6.50% 2027[2]	210	223
Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
Sunoco LP 5.50% 2026	210	217
Sunoco LP 4.50% 2029[2]	345	352
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[2]	50	52
Surgery Center Holdings 10.00% 2027[2]	210	231
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	912
Syneos Health, Inc. 3.625% 2029[2]	45	45
Talen Energy Corp. 10.50% 2026[2]	255	185
Talen Energy Corp. 7.25% 2027[2]	510	477
Talen Energy Supply, LLC 7.625% 2028[2]	70	66
Targa Resources Partners LP 5.875% 2026	125	132
Targa Resources Partners LP 5.50% 2030	230	253
Targa Resources Partners LP 4.875% 2031[2]	90	98
Teekay Offshore Partners LP 8.50% 2023[2]	550	506
Telesat Canada / Telesat LLC 5.625% 2026[2]	45	45
Tencent Holdings, Ltd. 3.24% 2050[2]	7,950	7,804
Tencent Music Entertainment Group 2.00% 2030	610	589
Tenet Healthcare Corp. 4.875% 2026[2]	465	483
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
The Home Co., Inc. 7.25% 2025[2]	290	308
Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
T-Mobile US, Inc. 2.625% 2026	150	154
T-Mobile US, Inc. 2.625% 2029	75	74
Total Capital International 3.127% 2050	804	817
Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	244
Toyota Motor Credit Corp. 3.375% 2030	453	508
TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
TransDigm, Inc. 6.25% 2026[2]	204	215
TransDigm, Inc. 5.50% 2027	65	68
TransDigm, Inc. 4.625% 2029[2]	115	115
Transocean Guardian, Ltd. 5.875% 2024[2]	40	39
Transocean Poseidon, Ltd. 6.875% 2027[2]	130	131
Transocean, Inc. 6.125% 2025[2]	87	88
Transocean, Inc. 7.25% 2025[2]	150	131
Transocean, Inc. 8.00% 2027[2]	150	126
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[2]	1,635	1,633
Triton Water Holdings, Inc. 6.25% 2029[2]	145	146

184	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Trivium Packaging BV 8.50% 2027[2]	$200	$218
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
Turkey (Republic of) 6.25% 2022	1,880	1,960
Turkey (Republic of) 5.75% 2024	2,500	2,599
Turkey (Republic of) 6.35% 2024	2,220	2,334
U.S. Treasury 0.125% 2022	12,340	12,337
U.S. Treasury 0.125% 2023[11]	24,000	23,980
U.S. Treasury 2.625% 2023	6,900	7,180
U.S. Treasury 1.875% 2024	4,515	4,710
U.S. Treasury 2.75% 2025	10,140	10,968
U.S. Treasury 2.875% 2025	5,400	5,893
U.S. Treasury 0.50% 2026	7,453	7,341
U.S. Treasury 1.625% 2031	4,600	4,672
U.S. Treasury 1.125% 2040	9,170	7,910
U.S. Treasury 1.875% 2041[11]	23,490	22,977
U.S. Treasury 2.25% 2041	5,810	6,042
U.S. Treasury 2.75% 2047	1,625	1,846
U.S. Treasury 3.00% 2048	5,045	6,013
U.S. Treasury 1.25% 2050[11]	2,100	1,711
U.S. Treasury 1.625% 2050[11]	2,580	2,312
U.S. Treasury 2.375% 2051[11]	12,310	13,137
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,835	4,204
Uber Technologies, Inc. 8.00% 2026[2]	300	324
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,965
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	318	318
Ukraine 7.75% 2022	3,010	3,168
UniCredit SpA 3.75% 2022[2]	1,750	1,792
Uniform Mortgage-Backed Security 1.50% 2036[4,12]	4,897	4,941
Unisys Corp. 6.875% 2027[2]	50	55
United Airlines Holdings, Inc. 6.50% 2027[2]	290	320
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	89	95
United Airlines, Inc. 4.375% 2026[2]	55	57
United Airlines, Inc. 4.625% 2029[2]	145	150
United Mexican States 3.25% 2030	2,685	2,779
United Rentals, Inc. 5.25% 2030	150	165
United Technologies Corp. 4.125% 2028	1,900	2,188
United Wholesale Mortgage, LLC 5.50% 2029[2]	75	75
Univision Communications, Inc. 6.625% 2027[2]	220	239
Univision Communications, Inc. 4.50% 2029[2]	350	353
UPC Broadband Finco BV 4.875% 2031[2]	200	201
Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	388	398
Valvoline, Inc. 3.625% 2031[2]	210	211
Venator Materials Corp. 5.75% 2025[2]	590	582
Venator Materials Corp. 9.50% 2025[2]	420	474
Veritas Holdings, Ltd. 10.50% 2024[2]	200	206
Verizon Communications, Inc. 3.15% 2030	575	621
Verizon Communications, Inc. 2.55% 2031	2,100	2,148
Verizon Communications, Inc. 3.40% 2041	3,460	3,665
Vertical Holdco GMBH 7.625% 2028[2]	200	217
Vertical U.S. Newco, Inc. 5.25% 2027[2]	225	237
VICI Properties LP 4.25% 2026[2]	175	182
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[2]	40	41
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	257
Virgin Media O2 4.25% 2031[2]	275	271
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	25	25
Vistra Operations Co. LLC 4.375% 2029[2]	175	176
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,927
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,460

American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Walt Disney Company 2.65% 2031	$4,405	$4,628
Warner Music Group 3.875% 2030[2]	210	213
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	209
WEA Finance LLC 3.75% 2024[2]	535	573
Weatherford International PLC 8.75% 2024[2]	150	157
Weatherford International PLC 11.00% 2024[2]	100	104
WESCO Distribution, Inc. 7.125% 2025[2]	195	211
WESCO Distribution, Inc. 7.25% 2028[2]	215	240
Western Global Airlines LLC 10.375% 2025[2]	80	92
Western Midstream Operating LP 4.35% 2025[1]	155	164
Western Midstream Operating LP 4.75% 2028	70	76
Westfield Corp., Ltd. 3.15% 2022[2]	245	249
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	3,011
Williams Companies, Inc. 3.50% 2030	1,024	1,119
Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	237
Wynn Resorts, Ltd. 7.75% 2025[2]	180	194
Xcel Energy, Inc. 3.35% 2026	2,581	2,812
Xenia Hotels & Resorts, Inc. 4.875% 2029[2]	65	67
Xerox Corp. 5.50% 2028[2]	329	342
Ziggo Bond Co. BV 5.125% 2030[2]	200	205
Ziggo Bond Finance BV 5.50% 2027[2]	364	379
Ziggo Bond Finance BV 4.875% 2030[2]	300	308
Zimmer Holdings, Inc. 3.15% 2022	790	803
		790,226

Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

Total preferred securities (cost: $49,000)		34

Common stocks 0.13%
U.S. dollars 0.13%
New AMI I, LLC[9,10,13]	174,911	1,522
Weatherford International[13]	29,931	545
Chesapeake Energy Corp.	6,478	336
Diamond Offshore Drilling, Inc.[13]	36,338	231
Diamond Offshore Drilling, Inc.[2,9,10,13]	12,700	67
McDermott International, Ltd.[13]	4,287	2

Total common stocks (cost: $2,685,000)		2,703

Rights & warrants 0.00%
U.S. dollars 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[13]	1,707	41
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—

Total rights & warrants (cost: $8,000)		41

Short-term securities 7.16%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14,15]	1,238,717	123,872

186	American Funds Insurance Series

Capital World Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. 1.36%
Egyptian Treasury 7/6/2021	11.715%	EGP	66,000	$4,196
Egyptian Treasury 7/20/2021	11.721		22,800	1,442
Egyptian Treasury 10/19/2021	11.994		23,500	1,440
Egyptian Treasury 10/26/2021	12.115		105,000	6,418
Egyptian Treasury 1/4/2022	12.011		44,025	2,626
Egyptian Treasury 1/18/2022	11.246		82,900	4,921
Egyptian Treasury 4/26/2022	11.450		140,975	8,102
				29,145

Total short-term securities (cost: $153,124,000)				153,017
Total investment securities 100.40% (cost: $2,080,181,000)				2,145,112
Other assets less liabilities (0.40)%				(8,478)

Net assets 100.00%				$2,136,634

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [16]	6/30/2021 [17]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	768	September 2022	$(192,000)	$(191,299)	$65
90 Day Euro Dollar Futures	Long	950	September 2023	237,500	235,125	(152)
5 Year U.S. Treasury Note Futures	Long	975	October 2021	97,500	120,344	(276)
10 Year Euro-Bund Futures	Long	62	September 2021	€6,200	12,690	24
10 Year Italy Government Bond Futures	Long	9	September 2021	900	1,616	11
10 Year Japanese Government Bond Futures	Long	35	September 2021	¥3,500,000	47,789	101
10 Year UK Gilt Futures	Long	187	September 2021	£18,700	33,136	187
10 Year U.S. Treasury Note Futures	Short	166	September 2021	$(16,600)	(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures	Short	272	September 2021	(27,200)	(40,039)	(474)
20 Year U.S. Treasury Bond Futures	Long	188	September 2021	18,800	30,221	131
30 Year Euro-Buxl Futures	Long	41	September 2021	€4,100	9,881	166
30 Year Ultra U.S. Treasury Bond Futures	Long	6	September 2021	$600	1,156	45
						$(251)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD4,824	EUR4,100	Citibank	7/1/2021	$(37)
EUR4,100	USD4,951	Bank of America	7/1/2021	(89)
USD5,177	EUR4,270	Goldman Sachs	7/6/2021	113
USD1,904	TRY16,140	Bank of America	7/6/2021	56
TRY16,140	USD1,843	Bank of America	7/6/2021	5
EUR33,170	USD40,498	Standard Chartered Bank	7/6/2021	(1,162)
USD3,693	MXN73,300	JPMorgan Chase	7/8/2021	19
USD2,157	MYR8,920	HSBC Bank	7/8/2021	10
USD4,768	MXN95,510	Standard Chartered Bank	7/8/2021	(18)
MXN72,960	USD3,681	Standard Chartered Bank	7/8/2021	(24)
USD10,616	MYR44,260	Standard Chartered Bank	7/8/2021	(36)
USD2,453	COP8,957,810	Barclays Bank PLC	7/9/2021	67

American Funds Insurance Series	187

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	— [18]
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	— [18]
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD22,038	BRL120,700	Standard Chartered Bank	10/1/2021	$(1,941)
USD11,661	BRL61,700	Citibank	6/15/2022	(65)
				$(6,001)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$	17,650	$43	$—	$43
0.3653%	3-month USD-LIBOR	3/5/2024		$13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024		€45,160	(61)	—	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr	56,800	51	—	51
3-month SEK-STIBOR	0.179%	2/9/2026		28,400	25	—	25
3-month SEK-STIBOR	0.185%	2/11/2026		28,500	24	—	24
3-month SEK-STIBOR	0.189%	2/11/2026		28,500	23	—	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN	72,300	(57)	—	(57)
6.255%	28-day MXN-TIIE	5/22/2026		47,800	(33)	—	(33)
6.21%	28-day MXN-TIIE	5/22/2026		47,800	(38)	—	(38)
6.19%	28-day MXN-TIIE	5/22/2026		48,400	(40)	—	(40)
6.15%	28-day MXN-TIIE	5/25/2026		47,800	(44)	—	(44)
6.14%	28-day MXN-TIIE	6/8/2026		29,400	(28)	—	(28)
6.115%	28-day MXN-TIIE	6/8/2026		29,400	(30)	—	(30)
6.12%	28-day MXN-TIIE	6/8/2026		44,400	(45)	—	(45)
6.13%	28-day MXN-TIIE	6/8/2026		103,200	(101)	—	(101)
6.16%	28-day MXN-TIIE	6/9/2026		58,800	(54)	—	(54)
6.15%	28-day MXN-TIIE	6/9/2026		58,800	(55)	—	(55)
6.23%	28-day MXN-TIIE	6/10/2026		30,100	(23)	—	(23)
6.195%	28-day MXN-TIIE	6/10/2026		30,100	(25)	—	(25)
6.36%	28-day MXN-TIIE	6/12/2026		26,040	(13)	—	(13)
6.5375%	28-day MXN-TIIE	6/17/2026		14,000	(1)	—	(1)
6.55%	28-day MXN-TIIE	6/17/2026		43,000	(3)	—	(3)
6.50%	28-day MXN-TIIE	6/17/2026		13,900	(3)	—	(3)
6.47%	28-day MXN-TIIE	6/17/2026		14,200	(4)	—	(4)
6.55%	28-day MXN-TIIE	6/18/2026		14,100	(1)	—	(1)
6.50%	28-day MXN-TIIE	6/18/2026		27,800	(5)	—	(5)
6.633%	28-day MXN-TIIE	6/25/2026		172,500	16	—	16
6.6175%	28-day MXN-TIIE	6/25/2026		165,900	10	—	10
6.64%	28-day MXN-TIIE	6/25/2026		62,600	7	—	7
6.59%	28-day MXN-TIIE	6/25/2026		38,700	— [18]	—	— [18]
6.585%	28-day MXN-TIIE	6/25/2026		50,900	(1)	—	(1)
6.58%	28-day MXN-TIIE	6/25/2026		41,600	(1)	—	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$	6,880	77	—	77
3-month USD-LIBOR	1.4822%	3/5/2031		$5,120	(40)	—	(40)
6-month EURIBOR	0.5092%	4/1/2051		€4,790	(54)	—	(54)
						$—	$(528)

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.80%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14]	$147,017	$514,058	$537,189	$(3)	$(11)	$123,872	$81

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2021.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CNH/CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK/DKr = Danish kroner
EGP = Egyptian pounds
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds
GHS = Ghanaian cedi
IDR = Indonesian rupiah
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
NZD/NZ$ = New Zealand dollars
PEN = Peruvian nuevos soles
PLN = Polish zloty

Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK/SKr = Swedish kronor
SOFR = Secured Overnight Financing Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To-be-announced
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD/$ = U.S. dollars
ZAR = South African rand

See notes to financial statements.

190	American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 86.87%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.76%
Energy 13.38%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$425	$461
Antero Midstream Partners LP 5.375% 2029[1]	470	491
Antero Resources Corp. 7.625% 2029[1]	200	222
Antero Resources Corp. 5.375% 2030[1]	720	736
Apache Corp. 4.625% 2025	1,520	1,646
Apache Corp. 4.875% 2027	1,365	1,480
Apache Corp. 4.375% 2028	794	846
Apache Corp. 6.00% 2037	165	190
Apache Corp. 5.10% 2040	795	834
Apache Corp. 4.75% 2043	265	276
Ascent Resources - Utica LLC 7.00% 2026[1]	1,540	1,616
Ascent Resources - Utica LLC 9.00% 2027[1]	120	166
Ascent Resources - Utica LLC 8.25% 2028[1]	271	299
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,106
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	253
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	733
Bristow Group, Inc. 6.875% 2028[1]	375	383
California Resources Corp. 7.125% 2026[1]	290	306
Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
Cenovus Energy, Inc. 5.375% 2025	445	509
Cenovus Energy, Inc. 5.40% 2047	400	496
Centennial Resource Production, LLC 6.875% 2027[1]	465	476
Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
Cheniere Energy Partners LP 4.50% 2029	938	1,010
Cheniere Energy Partners LP 4.00% 2031[1]	2,323	2,430
Cheniere Energy, Inc. 7.00% 2024	319	366
Cheniere Energy, Inc. 5.875% 2025	495	568
Cheniere Energy, Inc. 4.625% 2028[1]	5,396	5,700
Chesapeake Energy Corp. 4.875% 2022[4]	4,300	124
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,253
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,105
CNX Resources Corp. 7.25% 2027[1]	738	792
CNX Resources Corp. 6.00% 2029[1]	1,345	1,456
Comstock Resources, Inc. 6.75% 2029[1]	845	901
Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,144
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4,5]	7,784	2,219
Continental Resources, Inc. 5.75% 2031[1]	715	857
Convey Park Energy LLC 7.50% 2025[1]	417	434
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	3,560	3,714
Crestwood Midstream Partners LP 6.00% 2029[1]	575	603
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	265
Devon Energy Corp. 5.875% 2028[1]	202	225
Devon Energy Corp. 4.50% 2030[1]	493	542
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,3,5,7,8]	68	68
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,5,7,8]	62	62
DT Midstream, Inc. 4.125% 2029[1]	1,750	1,779
DT Midstream, Inc. 4.375% 2031[1]	960	982
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	51
Endeavor Energy Resources LP 6.625% 2025[1]	850	912
Energean Israel Finance, Ltd. 4.50% 2024[1]	445	456
Energy Transfer Operating LP 5.00% 2050	2,501	2,896
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	400	409
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	699
EQM Midstream Partners LP 4.75% 2023	400	418
EQM Midstream Partners LP 4.125% 2026	127	130
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,644

American Funds Insurance Series	191

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners LP 5.50% 2028	$1,231	$1,333
EQM Midstream Partners LP 4.50% 2029[1]	835	851
EQM Midstream Partners LP 4.75% 2031[1]	1,105	1,140
EQM Midstream Partners LP 6.50% 2048	100	107
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	630	736
EQT Corp. 3.90% 2027	125	134
EQT Corp. 5.00% 2029	480	536
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[6]	400	522
EQT Corp. 3.625% 2031[1]	370	387
Genesis Energy LP 5.625% 2024	150	151
Genesis Energy LP 6.50% 2025	2,235	2,262
Genesis Energy LP 8.00% 2027	2,313	2,433
Guara Norte SARL 5.198% 2034[1]	592	618
Harvest Midstream I LP 7.50% 2028[1]	1,867	2,031
Hess Midstream Partners LP 5.125% 2028[1]	687	722
Hilcorp Energy I LP 5.75% 2025[1]	775	789
Hilcorp Energy I LP 5.75% 2029[1]	615	642
Hilcorp Energy I LP 6.00% 2031[1]	600	637
Independence Energy Finance LLC 7.25% 2026[1]	500	527
Indigo Natural Resources LLC 5.375% 2029[1]	470	492
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.093% 2024[2,3]	12	8
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)[2,3,5]	149	68
Murphy Oil Corp. 6.875% 2024	750	769
Murphy Oil Corp. 6.375% 2028	370	391
Murphy Oil USA, Inc. 3.75% 2031[1]	200	198
Nabors Industries, Inc. 5.75% 2025	355	327
New Fortress Energy, Inc. 6.75% 2025[1]	1,040	1,066
New Fortress Energy, Inc. 6.50% 2026[1]	2,385	2,440
NGL Energy Operating LLC 7.50% 2026[1]	7,705	8,100
NGL Energy Partners LP 7.50% 2023	414	408
NGL Energy Partners LP 6.125% 2025	2,696	2,452
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,548
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	650
NuStar Logistics LP 6.00% 2026	286	311
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	1,967
Oasis Petroleum, Inc. 6.375% 2026[1]	887	926
Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
Occidental Petroleum Corp. 5.875% 2025	710	791
Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
Occidental Petroleum Corp. 3.40% 2026	600	615
Occidental Petroleum Corp. 3.50% 2029	210	211
Occidental Petroleum Corp. 6.625% 2030	810	973
Occidental Petroleum Corp. 8.875% 2030	300	402
Occidental Petroleum Corp. 6.125% 2031	480	565
Occidental Petroleum Corp. 4.20% 2048	165	154
PDC Energy, Inc. 5.75% 2026	1,100	1,151
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[1,5]	635	481
Petrobras Global Finance Co. 5.60% 2031	250	280
Petrobras Global Finance Co. 6.90% 2049	375	448
Petrobras Global Finance Co. 6.75% 2050	850	995
Petrobras Global Finance Co. 5.50% 2051	200	200
Petróleos Mexicanos 6.875% 2025[1]	350	388
Petróleos Mexicanos 5.35% 2028	449	442
Petróleos Mexicanos 7.69% 2050	651	627
Petrorio Luxembourg SARL 6.125% 2026[1]	320	328
PowerTeam Services, LLC 9.033% 2025[1]	1,060	1,167
Precision Drilling Corp. 7.125% 2026[1]	175	181

192	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Precision Drilling Corp. 6.875% 2029[1]	$800	$825
Range Resources Corp. 4.875% 2025	642	665
Range Resources Corp. 8.25% 2029[1]	850	959
Rattler Midstream Partners LP 5.625% 2025[1]	955	1,005
Renewable Energy Group, Inc. 5.875% 2028[1]	520	547
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,033
Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
Sanchez Energy Corp. 7.25% 2023[1,4]	739	18
SM Energy Co. 6.50% 2028	220	226
Southwestern Energy Co. 6.45% 2025[6]	715	793
Southwestern Energy Co. 7.50% 2026	1,649	1,748
Southwestern Energy Co. 7.75% 2027	897	974
Southwestern Energy Co. 8.375% 2028	865	979
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	735	753
Sunoco LP 5.50% 2026	513	530
Sunoco LP 6.00% 2027	647	679
Sunoco LP 4.50% 2029[1]	1,930	1,970
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	712
Tallgrass Energy Partners LP 5.50% 2024[1]	522	530
Tallgrass Energy Partners LP 7.50% 2025[1]	420	461
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
Targa Resources Partners LP 5.875% 2026	321	338
Targa Resources Partners LP 6.50% 2027	133	145
Targa Resources Partners LP 6.875% 2029	115	130
Targa Resources Partners LP 5.50% 2030	1,302	1,434
Targa Resources Partners LP 4.875% 2031[1]	2,000	2,168
Targa Resources Partners LP 4.00% 2032[1]	550	566
Teekay Corp. 9.25% 2022[1]	2,908	3,008
Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,848
Transocean Guardian, Ltd. 5.875% 2024[1]	410	399
Transocean Poseidon, Ltd. 6.875% 2027[1]	385	387
Transocean, Inc. 6.125% 2025[1]	421	426
Transocean, Inc. 7.25% 2025[1]	500	437
Transocean, Inc. 8.00% 2027[1]	550	464
USA Compression Partners LP 6.875% 2026	264	277
USA Compression Partners LP 6.875% 2027	247	264
Weatherford International PLC 8.75% 2024[1]	1,971	2,065
Weatherford International PLC 11.00% 2024[1]	3,686	3,838
Western Gas Partners LP 4.50% 2028	1,374	1,472
Western Gas Partners LP 5.45% 2044	55	60
Western Midstream Operating LP 4.35% 2025[6]	369	390
Western Midstream Operating LP 4.75% 2028	160	173
Western Midstream Operating LP 5.30% 2030[6]	400	449
Western Midstream Operating LP 6.50% 2050[6]	500	580
		143,720

Communication services 12.69%
Altice France SA 5.125% 2029[1]	2,897	2,915
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	481
Brightstar Escrow Corp. 9.75% 2025[1]	575	621
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,167
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	1,088	1,127
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	101
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,454	3,601
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,321
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,285	4,371
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065

American Funds Insurance Series	193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	$725	$743
CenturyLink, Inc. 6.75% 2023	1,480	1,643
CenturyLink, Inc. 7.50% 2024	583	655
CenturyLink, Inc. 5.125% 2026[1]	1,600	1,666
CenturyLink, Inc. 4.00% 2027[1]	750	766
Cinemark USA, Inc. 5.875% 2026[1]	330	346
Cinemark USA, Inc. 5.25% 2028[1]	400	410
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	700	734
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	300	311
Cogent Communications Group, Inc. 3.50% 2026[1]	750	768
Consolidated Communications, Inc. 5.00% 2028[1]	225	229
Diamond Sports Group LLC 5.375% 2026[1]	743	482
Diamond Sports Group LLC 6.625% 2027[1]	1,056	520
DISH DBS Corp. 5.125% 2029[1]	900	890
Embarq Corp. 7.995% 2036	2,215	2,514
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	545
Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,114
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,662
Frontier Communications Corp. 5.00% 2028[1]	5,680	5,879
Frontier Communications Corp. 6.75% 2029[1]	2,110	2,248
Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
Gray Television, Inc. 7.00% 2027[1]	828	898
iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,513
Inmarsat PLC 6.75% 2026[1]	1,475	1,562
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,733
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	1,885
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,228
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,980
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	390	391
Lamar Media Corp. 3.75% 2028	61	62
Lamar Media Corp. 4.875% 2029	300	317
Lamar Media Corp. 4.00% 2030	260	264
Lamar Media Corp. 3.625% 2031[1]	125	122
Level 3 Financing, Inc. 3.75% 2029[1]	1,150	1,120
Liberty Global PLC 5.50% 2028[1]	656	689
Ligado Networks LLC 15.50% 2023 (100% PIK)[1,5]	1,530	1,511
Ligado Networks LLC 17.50% 2024 (100% PIK)[1,5]	246	190
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	427
Match Group, Inc. 4.625% 2028[1]	520	542
MDC Partners, Inc. 7.50% 2024[1,6]	5,170	5,241
Meredith Corp. 6.875% 2026	1,349	1,405
Netflix, Inc. 4.875% 2028	635	739
Netflix, Inc. 4.875% 2030[1]	924	1,102
News Corp. 3.875% 2029[1]	1,050	1,062
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,469
Nexstar Escrow Corp. 5.625% 2027[1]	789	837
Qwest Capital Funding, Inc. 6.875% 2028	860	951
Scripps Escrow II, Inc. 3.875% 2029[1]	575	571
Sinclair Television Group, Inc. 5.125% 2027[1]	195	196
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,525
Sirius XM Radio, Inc. 4.625% 2024[1]	74	76
Sirius XM Radio, Inc. 4.00% 2028[1]	2,325	2,398
Sirius XM Radio, Inc. 4.125% 2030[1]	345	349
Sprint Corp. 11.50% 2021	538	559
Sprint Corp. 7.625% 2026	2,000	2,445
Sprint Corp. 6.875% 2028	7,981	10,246
Sprint Corp. 8.75% 2032	5,591	8,505

194	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
TEGNA, Inc. 4.75% 2026[1]	$850	$906
TEGNA, Inc. 4.625% 2028	150	156
TEGNA, Inc. 5.00% 2029	836	877
T-Mobile US, Inc. 2.625% 2026	1,650	1,691
T-Mobile US, Inc. 2.625% 2029	460	455
T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,810
T-Mobile US, Inc. 2.875% 2031	800	795
Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	475	504
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	4,641	4,637
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,269
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,309
Univision Communications, Inc. 4.50% 2029[1]	5,500	5,554
UPC Broadband Finco BV 4.875% 2031[1]	650	652
Virgin Media O2 4.25% 2031[1]	1,925	1,894
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	999
Vmed O2 UK Financing I PLC 4.75% 2031[1]	300	305
Warner Music Group 3.875% 2030[1]	850	861
Ziggo Bond Co. BV 5.125% 2030[1]	419	430
Ziggo Bond Finance BV 5.50% 2027[1]	1,324	1,379
Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,258
		136,256

Consumer discretionary 12.18%
Adient US LLC 9.00% 2025[1]	500	552
Affinity Gaming 6.875% 2027[1]	885	942
Allied Universal Holdco LLC 6.625% 2026[1]	858	911
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,076
Allied Universal Holdco LLC 4.625% 2028[1]	490	492
Allied Universal Holdco LLC 6.00% 2029[1]	1,745	1,771
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	281
Boyd Gaming Corp. 8.625% 2025[1]	120	132
Boyd Gaming Corp. 4.75% 2027	621	644
Boyd Gaming Corp. 4.75% 2031[1]	895	930
Boyne USA, Inc. 4.75% 2029[1]	235	243
Brookfield Residential Properties, Inc. 5.00% 2029[1]	260	263
Burger King Corp. 3.875% 2028[1]	500	507
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,151
Caesars Resort Collection, LLC 5.75% 2025[1]	345	364
Carnival Corp. 11.50% 2023[1]	1,132	1,275
Carnival Corp. 7.625% 2026[1]	975	1,060
Carnival Corp. 10.50% 2026[1]	1,130	1,317
Carrols Restaurant Group, Inc. 5.875% 2029[1]	730	722
Carvana Co. 5.625% 2025[1]	135	141
Carvana Co. 5.50% 2027[1]	1,551	1,606
Carvana Co. 5.875% 2028[1]	1,219	1,284
CEC Entertainment, Inc. 6.75% 2026[1]	1,100	1,130
Cirsa Gaming Corp. SA 7.875% 2023[1]	2,552	2,608
Colt Merger Sub, Inc. 8.125% 2027[1]	80	89
Dana, Inc. 5.625% 2028	675	732
Dana, Inc. 4.25% 2030	455	469
Empire Communities Corp. 7.00% 2025[1]	525	553
Everi Holdings Inc. 5.00% 2029[1]	835	856
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,171	2,196
Ford Motor Co. 8.50% 2023	1,787	1,996
Ford Motor Co. 9.00% 2025	684	844
Ford Motor Co. 9.625% 2030	250	359
Ford Motor Co. 7.45% 2031	275	362
Ford Motor Credit Company LLC 3.664% 2024	500	526
Ford Motor Credit Company LLC 3.81% 2024	887	929

American Funds Insurance Series	195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 5.584% 2024	$350	$384
Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
Ford Motor Credit Company LLC 4.125% 2027	835	887
Ford Motor Credit Company LLC 4.271% 2027	525	563
Ford Motor Credit Company LLC 2.90% 2028	350	349
Ford Motor Credit Company LLC 5.113% 2029	200	224
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
Full House Resorts, Inc. 8.25% 2028[1]	1,320	1,444
Goodyear Tire & Rubber Co. 5.00% 2029[1]	685	718
Grupo Axo, SAPI de CV, 5.75% 2026[1]	200	200
Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,064
Hanesbrands, Inc. 5.375% 2025[1]	432	459
Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,188
Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	2,360	2,416
Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,120	1,131
International Game Technology PLC 6.50% 2025[1]	1,383	1,552
International Game Technology PLC 4.125% 2026[1]	785	818
International Game Technology PLC 5.25% 2029[1]	3,380	3,630
KB Home 6.875% 2027	330	394
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	18	19
Lennar Corp. 4.50% 2024	40	44
Levi Strauss & Co. 5.00% 2025	90	92
Levi Strauss & Co. 3.50% 2031[1]	430	429
LGI Homes, Inc. 4.00% 2029[1]	600	604
Limited Brands, Inc. 6.625% 2030[1]	175	203
Limited Brands, Inc. 6.875% 2035	526	667
Limited Brands, Inc. 6.75% 2036	545	684
Lithia Motors, Inc. 3.875% 2029[1]	1,045	1,084
Lithia Motors, Inc. 4.375% 2031[1]	475	509
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	405	421
M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
Magic MergerCo, Inc. 5.25% 2028[1]	475	488
Magic MergerCo, Inc. 7.875% 2029[1]	475	490
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	497
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	1,067	1,071
Melco International Development, Ltd. 5.75% 2028[1]	1,670	1,766
Melco International Development, Ltd. 5.375% 2029[1]	375	397
Merlin Entertainment 5.75% 2026[1]	792	831
MGM Growth Properties LLC 5.625% 2024	557	604
MGM Growth Properties LLC 4.625% 2025[1]	900	963
MGM Growth Properties LLC 3.875% 2029[1]	1,665	1,695
MGM Resorts International 6.00% 2023	541	580
MGM Resorts International 5.50% 2027	401	441
Midwest Gaming Borrower, LLC 4.875% 2029[1]	895	897
Mohegan Gaming & Entertainment 8.00% 2026[1]	2,710	2,835
NCL Corp., Ltd. 3.625% 2024[1]	650	629
NCL Corp., Ltd. 12.25% 2024[1]	175	212
NCL Corp., Ltd. 5.875% 2026[1]	475	499
Neiman Marcus Group LLC 7.125% 2026[1]	2,910	3,110
Newell Rubbermaid, Inc. 4.875% 2025	445	494
Newell Rubbermaid, Inc. 5.875% 2036[6]	30	37
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	275	320
Panther BF Aggregator 2 LP 6.25% 2026[1]	140	149

196	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Panther BF Aggregator 2 LP 8.50% 2027[1]	$990	$1,081
Party City Holdings, Inc. 6.625% 2026[1]	500	431
Party City Holdings, Inc. 8.75% 2026[1]	2,950	3,153
Peninsula Pacific Entertainment LLC 8.50% 2027[1]	500	538
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[2,3]	846	815
Raptor Acquisition Corp. 4.875% 2026[1]	950	964
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	425	426
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	447
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	371
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,900	2,192
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,560	1,560
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,148
Scientific Games Corp. 5.00% 2025[1]	91	94
Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
Scientific Games Corp. 8.25% 2026[1]	2,534	2,721
Scientific Games Corp. 7.00% 2028[1]	85	93
Scientific Games Corp. 7.25% 2029[1]	230	260
Six Flags Entertainment Corp. 4.875% 2024[1]	537	543
Sizzling Platter LLC 8.50% 2025[1]	450	466
Staples, Inc. 7.50% 2026[1]	421	437
Studio City Finance, Ltd. 5.00% 2029[1]	650	657
Tempur Sealy International, Inc. 4.00% 2029[1]	485	493
The Home Co., Inc. 7.25% 2025[1]	725	771
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	1,172	1,174
Universal Entertainment Corp. 8.50% 2024[1]	1,375	1,452
Vail Resorts, Inc. 6.25% 2025[1]	315	338
VICI Properties LP 4.25% 2026[1]	962	1,002
VICI Properties LP 4.625% 2029[1]	1,385	1,474
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	871
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	387
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	2,774	2,856
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	423
Wheel Pros, Inc. 6.50% 2029[1]	750	760
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	750	753
Wyndham Destinations, Inc. 6.625% 2026[1]	525	596
Wyndham Destinations, Inc. 4.625% 2030[1]	400	414
Wyndham Worldwide Corp. 4.375% 2028[1]	1,055	1,099
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,216
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	216
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	100	108
Wynn Macau, Ltd. 5.125% 2029[1]	200	207
Wynn Resorts, Ltd. 7.75% 2025[1]	494	533
Wynn Resorts, Ltd. 5.125% 2029[1]	962	1,017
		130,861

Health care 10.38%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	841	834
Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,596
Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,879
Bausch Health Companies, Inc. 5.75% 2027[1]	700	745
Bausch Health Companies, Inc. 4.875% 2028[1]	1,745	1,788
Bausch Health Companies, Inc. 5.00% 2028[1]	1,137	1,080
Bausch Health Companies, Inc. 7.00% 2028[1]	553	571
Bausch Health Companies, Inc. 5.00% 2029[1]	125	117
Bausch Health Companies, Inc. 6.25% 2029[1]	815	807

American Funds Insurance Series	197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.25% 2030[1]	$852	$793
Bausch Health Companies, Inc. 5.25% 2031[1]	3,055	2,860
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
Catalent, Inc. 3.125% 2029[1]	445	432
Centene Corp. 5.375% 2026[1]	330	345
Centene Corp. 5.375% 2026[1]	50	52
Centene Corp. 4.25% 2027	584	616
Centene Corp. 2.45% 2028	4,140	4,201
Centene Corp. 4.625% 2029	4,305	4,740
Centene Corp. 3.00% 2030	2,530	2,602
Centene Corp. 3.375% 2030	842	881
Centene Corp. 2.50% 2031	1,485	1,466
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	250
Charles River Laboratories International, Inc. 3.75% 2029[1]	780	792
Community Health Systems, Inc. 5.625% 2027[1]	730	780
Community Health Systems, Inc. 6.00% 2029[1]	653	700
DaVita, Inc. 4.625% 2030[1]	1,100	1,132
Encompass Health Corp. 4.50% 2028	496	515
Encompass Health Corp. 4.75% 2030	450	479
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,911	1,952
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,458	985
Endo International PLC 5.75% 2022[1]	2,937	2,713
Endo International PLC 5.875% 2024[1]	1,300	1,282
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,490	1,462
HCA, Inc. 5.875% 2023	70	76
HCA, Inc. 5.375% 2025	175	198
HCA, Inc. 5.875% 2026	321	372
HCA, Inc. 4.50% 2027	173	196
HCA, Inc. 5.625% 2028	2,065	2,450
HCA, Inc. 5.875% 2029	750	908
HCA, Inc. 3.50% 2030	1,250	1,332
HCA, Inc. 5.50% 2047	128	167
HCA, Inc. 5.25% 2049	475	607
HCA, Inc. 7.50% 2095	250	352
IMS Health Holdings, Inc. 5.00% 2026[1]	823	854
Jaguar Holding Co. II 4.625% 2025[1]	350	368
Jaguar Holding Co. II 5.00% 2028[1]	375	407
Jazz Securities DAC 4.375% 2029[1]	660	685
Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	782
Mallinckrodt PLC 5.75% 2022[1,4]	420	295
Mallinckrodt PLC 10.00% 2025[1]	2,319	2,594
Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
Molina Healthcare, Inc. 4.375% 2028[1]	920	961
Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,084
Organon Finance 1 LLC 4.125% 2028[1]	475	485
Organon Finance 1 LLC 5.125% 2031[1]	790	815
Owens & Minor, Inc. 4.375% 2024	1,935	2,024
Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,037
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,215	4,315
Radiology Partners, Inc. 9.25% 2028[1]	1,693	1,877
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	4,111	4,111
RP Escrow Issuer, LLC 5.25% 2025[1]	735	770
Select Medical Holdings Corp. 6.25% 2026[1]	554	591
Surgery Center Holdings 10.00% 2027[1]	416	458
Syneos Health, Inc. 3.625% 2029[1]	630	624
Team Health Holdings, Inc. 6.375% 2025[1]	899	857
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	314	305
Tenet Healthcare Corp. 4.625% 2024	559	569

198	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Tenet Healthcare Corp. 4.875% 2026[1]	$6,080	$6,314
Tenet Healthcare Corp. 5.125% 2027[1]	710	746
Tenet Healthcare Corp. 6.25% 2027[1]	500	523
Tenet Healthcare Corp. 4.625% 2028[1]	550	567
Tenet Healthcare Corp. 6.125% 2028[1]	500	534
Tenet Healthcare Corp. 4.25% 2029[1]	990	1,004
Tenet Healthcare Corp. 6.875% 2031	100	114
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
U.S. Renal Care, Inc. 10.625% 2027[1]	359	378
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	5,285	5,424
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	624
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	547
		111,515

Materials 9.92%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	554
Alcoa Netherlands Holding BV 4.125% 2029[1]	430	449
ArcelorMittal 4.25% 2029	200	222
ArcelorMittal 7.25% 2039[6]	570	806
ArcelorMittal 7.00% 2041[6]	985	1,370
Arconic Corp. 6.00% 2025[1]	810	864
Arconic Rolled Products Corp. 6.125% 2028[1]	200	215
Ardagh Group SA 6.50% 2027[1,5]	622	654
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	646
Ardagh Packaging Finance 5.25% 2025[1]	495	521
Ardagh Packaging Finance 6.00% 2025[1]	533	551
Ardagh Packaging Finance 5.25% 2027[1]	225	230
Axalta Coating Systems LLC 4.75% 2027[1]	460	483
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,637
Cascades, Inc. 5.125% 2026[1]	495	529
Cascades, Inc. 5.375% 2028[1]	340	358
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	239
Cleveland-Cliffs, Inc. 6.75% 2026[1]	1,167	1,260
Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
Cleveland-Cliffs, Inc. 7.00% 2027	297	314
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,423
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,602
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,287
Constellium SE 3.75% 2029[1]	350	347
CVR Partners LP 9.25% 2023[1]	346	348
CVR Partners LP 6.125% 2028[1]	2,775	2,848
Element Solutions, Inc. 3.875% 2028[1]	620	633
First Quantum Minerals, Ltd. 7.25% 2023[1]	2,073	2,116
First Quantum Minerals, Ltd. 7.50% 2025[1]	4,243	4,413
First Quantum Minerals, Ltd. 6.875% 2026[1]	3,076	3,222
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,440	5,935
FMG Resources 4.375% 2031[1]	1,115	1,194
Freeport-McMoRan, Inc. 4.55% 2024	150	163
Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
Freeport-McMoRan, Inc. 5.40% 2034	562	680
Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
FXI Holdings, Inc. 7.875% 2024[1]	2,905	3,009
FXI Holdings, Inc. 12.25% 2026[1]	5,515	6,367
GPC Merger Sub, Inc. 7.125% 2028[1]	434	469

American Funds Insurance Series	199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Hexion, Inc. 7.875% 2027[1]	$2,411	$2,604
INEOS Group Holdings SA 5.625% 2024[1]	772	777
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,403
LSB Industries, Inc. 9.625% 2023[1]	4,313	4,440
Mercer International, Inc. 5.125% 2029[1]	400	412
Methanex Corp. 5.125% 2027	4,500	4,866
Methanex Corp. 5.25% 2029	1,300	1,402
Methanex Corp. 5.65% 2044	825	855
Neon Holdings, Inc. 10.125% 2026[1]	970	1,061
Nouryon Holding BV 8.00% 2026[1]	931	988
Nova Chemicals Corp. 4.875% 2024[1]	495	523
Nova Chemicals Corp. 5.00% 2025[1]	295	316
Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,118
Nova Chemicals Corp. 4.25% 2029[1]	1,530	1,547
Novelis Corp. 5.875% 2026[1]	950	989
Novelis Corp. 4.75% 2030[1]	990	1,041
OCI NV 5.25% 2024[1]	250	258
Olin Corp. 9.50% 2025[1]	490	611
Olin Corp. 5.625% 2029	300	330
Olin Corp. 5.00% 2030	280	299
Owens-Illinois, Inc. 5.875% 2023[1]	420	453
Owens-Illinois, Inc. 6.375% 2025[1]	265	295
Plastipak Holdings, Inc. 6.25% 2025[1]	200	205
Rayonier A.M. Products, Inc. 7.625% 2026[1]	300	313
SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,825	2,832
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,245	1,250
Scotts Miracle-Gro Co. 4.50% 2029	639	665
Sealed Air Corp. 4.875% 2022[1]	410	428
Sealed Air Corp. 5.25% 2023[1]	267	283
Sealed Air Corp. 4.00% 2027[1]	316	337
Silgan Holdings, Inc. 4.125% 2028	377	392
Summit Materials, Inc. 6.50% 2027[1]	360	382
Summit Materials, Inc. 5.25% 2029[1]	955	1,016
Trivium Packaging BV 5.50% 2026[1]	530	558
Trivium Packaging BV 8.50% 2027[1]	403	439
Tronox, Ltd. 4.625% 2029[1]	2,570	2,599
Valvoline, Inc. 4.25% 2030[1]	353	365
Valvoline, Inc. 3.625% 2031[1]	620	622
Venator Materials Corp. 5.75% 2025[1]	4,876	4,809
Venator Materials Corp. 9.50% 2025[1]	1,805	2,035
W. R. Grace & Co. 4.875% 2027[1]	790	839
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,423
		106,523

Industrials 8.68%
ADT Corp. 3.50% 2022	1,221	1,245
Allison Transmission Holdings, Inc. 3.75% 2031[1]	2,270	2,234
American Airlines, Inc. 5.50% 2026[1]	2,160	2,290
American Airlines, Inc. 5.75% 2029[1]	750	812
Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
Atkore, Inc. 4.25% 2031[1]	385	390
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	282
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,290	1,347
Avis Budget Group, Inc. 5.25% 2025[1]	509	516
Avis Budget Group, Inc. 4.75% 2028[1]	550	564
Avis Budget Group, Inc. 5.375% 2029[1]	1,550	1,616
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	726
Azul Investments LLP 7.25% 2026[1]	670	658
Boeing Company 3.625% 2031	1,050	1,130

200	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.50% 2039	$70	$70
Boeing Company 3.75% 2050	400	413
Boeing Company 5.93% 2060	700	968
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,050	1,099
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	139
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	714
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	660
Bombardier, Inc. 6.125% 2023[1]	645	681
Bombardier, Inc. 7.50% 2024[1]	600	628
Bombardier, Inc. 7.50% 2025[1]	1,601	1,650
Bombardier, Inc. 7.125% 2026[1]	1,910	2,002
Bombardier, Inc. 7.875% 2027[1]	2,803	2,912
Bombardier, Inc. 7.45% 2034[1]	700	753
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,390	1,421
BWX Technologies, Inc. 4.125% 2028[1]	615	628
BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,244
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,531
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,365	1,403
Clean Harbors, Inc. 4.875% 2027[1]	766	805
CoreCivic, Inc. 8.25% 2026	2,190	2,275
CoreLogic, Inc. 4.50% 2028[1]	4,289	4,257
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	757
Covanta Holding Corp. 5.875% 2025	358	371
Covanta Holding Corp. 5.00% 2030	850	895
Deluxe Corp. 8.00% 2029[1]	300	326
Dun & Bradstreet Corp. 6.875% 2026[1]	1,003	1,067
Dun & Bradstreet Corp. 10.25% 2027[1]	1,148	1,272
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	515
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	510	532
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	520
Harsco Corp. 5.75% 2027[1]	650	683
Herc Holdings, Inc. 5.50% 2027[1]	200	211
Howmet Aerospace, Inc. 6.875% 2025	987	1,150
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,076
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,797
LABL Escrow Issuer, LLC 6.75% 2026[1]	850	908
LABL Escrow Issuer, LLC 10.50% 2027[1]	690	762
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	474
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	16
MasTec, Inc. 4.50% 2028[1]	1,250	1,319
Meritor, Inc. 4.50% 2028[1]	825	838
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[2,3]	150	153
Mueller Water Products, Inc. 4.00% 2029[1]	625	643
NESCO Holdings II, Inc. 5.50% 2029[1]	255	266
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	774
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	264
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,527
Park River Holdings, Inc. 5.625% 2029[1]	775	755
Pitney Bowes, Inc. 6.875% 2027[1]	750	795
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	461
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	668
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	396
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	369
Rexnord Corp. 4.875% 2025[1]	848	868
Rolls-Royce PLC 5.75% 2027[1]	615	678
Sensata Technologies Holding BV 4.00% 2029[1]	410	417
Sensata Technologies, Inc. 3.75% 2031[1]	500	495

American Funds Insurance Series	201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
SkyMiles IP, Ltd. 4.75% 2028[1]	$1,365	$1,519
Spirit AeroSystems, Inc. 4.60% 2028	210	206
SRS Distribution, Inc. 4.625% 2028[1]	480	491
SRS Distribution, Inc. 6.125% 2029[1]	305	315
Stericycle, Inc. 5.375% 2024[1]	1,135	1,170
Stericycle, Inc. 3.875% 2029[1]	270	270
The Brink’s Co. 4.625% 2027[1]	719	751
Titan International, Inc. 7.00% 2028[1]	750	786
TransDigm, Inc. 8.00% 2025[1]	658	713
TransDigm, Inc. 6.25% 2026[1]	1,938	2,047
TransDigm, Inc. 5.50% 2027	855	892
TransDigm, Inc. 4.625% 2029[1]	910	913
Triumph Group, Inc. 6.25% 2024[1]	510	520
Triumph Group, Inc. 8.875% 2024[1]	586	653
Triumph Group, Inc. 7.75% 2025[1]	270	278
Uber Technologies, Inc. 8.00% 2026[1]	498	538
United Airlines Holdings, Inc. 6.50% 2027[1]	4,245	4,679
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	330	350
United Airlines, Inc. 4.375% 2026[1]	250	259
United Airlines, Inc. 4.625% 2029[1]	780	808
United Rentals, Inc. 5.875% 2026	53	55
United Rentals, Inc. 3.875% 2031	325	331
Vertical Holdco GMBH 7.625% 2028[1]	485	527
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,475	1,556
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,488
WESCO Distribution, Inc. 7.25% 2028[1]	1,420	1,584
Western Global Airlines LLC 10.375% 2025[1]	385	442
XPO Logistics, Inc. 6.75% 2024[1]	198	206
XPO Logistics, Inc. 6.25% 2025[1]	300	319
		93,168

Financials 5.89%
Advisor Group Holdings, LLC 6.25% 2028[1]	1,656	1,751
AG Merger Sub II, Inc. 10.75% 2027[1]	4,140	4,611
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,536	1,616
Ally Financial, Inc. 8.00% 2031	466	668
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	800	790
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,710	2,795
AssuredPartners, Inc. 8.00% 2027[1]	437	467
AssuredPartners, Inc. 5.625% 2029[1]	365	366
BroadStreet Partners, Inc. 5.875% 2029[1]	575	588
Compass Diversified Holdings 5.25% 2029[1]	3,670	3,821
Credit Acceptance Corp. 5.125% 2024[1]	765	795
Fairstone Financial, Inc. 7.875% 2024[1]	619	647
Freedom Mortgage Corp. 7.625% 2026[1]	625	651
FS Energy and Power Fund 7.50% 2023[1]	4,084	4,231
Hightower Holding, LLC 6.75% 2029[1]	505	516
HUB International, Ltd. 7.00% 2026[1]	1,950	2,027
Icahn Enterprises Finance Corp. 5.25% 2027	627	648
Icahn Enterprises Finance Corp. 4.375% 2029[1]	675	674
Ladder Capital Corp. 5.25% 2022[1]	150	151
Ladder Capital Corp. 4.25% 2027[1]	1,489	1,492
LD Holdings Group LLC 6.125% 2028[1]	575	576
LPL Financial Holdings, Inc. 4.625% 2027[1]	1,212	1,260
LPL Financial Holdings, Inc. 4.00% 2029[1]	550	554
LPL Financial Holdings, Inc. 4.375% 2031[1]	1,060	1,075
MGIC Investment Corp. 5.25% 2028	525	557
MidCap Financial Issuer Trust 6.50% 2028[1]	750	786

202	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
MidCap Financial Issuer Trust 5.625% 2030[1]	$565	$568
MSCI, Inc. 5.375% 2027[1]	320	342
MSCI, Inc. 4.00% 2029[1]	900	952
MSCI, Inc. 3.625% 2030[1]	66	68
MSCI, Inc. 3.625% 2031[1]	1,875	1,926
MSCI, Inc. 3.875% 2031[1]	2,150	2,234
National Financial Partners Corp. 6.875% 2028[1]	1,094	1,155
Nationstar Mortgage Holdings, Inc. 5.50% 2028[1]	425	429
Navient Corp. 6.50% 2022	1,633	1,705
Navient Corp. 5.50% 2023	3,086	3,259
Navient Corp. 5.875% 2024	1,720	1,860
Navient Corp. 6.125% 2024	1,267	1,371
Navient Corp. 5.00% 2027	2,883	2,989
Navient Corp. 4.875% 2028	320	322
Navient Corp. 5.625% 2033	1,678	1,624
NFP Corp. 4.875% 2028[1]	500	509
OneMain Holdings, Inc. 7.125% 2026	935	1,090
Owl Rock Capital Corp. 4.625% 2024[1]	750	798
Owl Rock Capital Corp. 3.75% 2025	900	953
Owl Rock Capital Corp. 3.375% 2026	390	407
Quicken Loans, LLC 3.625% 2029[1]	455	450
Springleaf Finance Corp. 6.125% 2024	1,167	1,257
Springleaf Finance Corp. 6.625% 2028	190	219
Springleaf Finance Corp. 5.375% 2029	183	199
Starwood Property Trust, Inc. 5.00% 2021	871	876
Starwood Property Trust, Inc. 5.50% 2023[1]	465	488
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	372
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	481	506
United Wholesale Mortgage, LLC 5.50% 2029[1]	255	255
		63,296

Information technology 4.22%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,620
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	836
Avaya, Inc. 6.125% 2028[1]	490	525
Banff Merger Sub, Inc. 9.75% 2026[1]	1,833	1,932
Black Knight, Inc. 3.625% 2028[1]	1,315	1,310
BMC Software, Inc. 7.125% 2025[1]	225	241
BMC Software, Inc. 9.125% 2026[1]	240	254
Booz Allen Hamilton, Inc. 4.00% 2029[1]	455	466
Broadcom, Inc. 3.469% 2034[1]	179	190
CommScope Finance LLC 6.00% 2026[1]	833	880
Dell International LLC / EMC Corp. 8.10% 2036	450	687
Dell International LLC / EMC Corp. 8.35% 2046	291	477
Dell, Inc. 6.50% 2038	222	284
Dell, Inc. 5.40% 2040	850	1,006
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[2,3]	643	634
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,226
Diebold, Inc. 8.50% 2024	1,534	1,572
Elastic NV 4.125% 2029[1]	900	900
Gartner, Inc. 4.50% 2028[1]	2,025	2,141
Gartner, Inc. 3.75% 2030[1]	200	205
Imola Merger Corp. 4.75% 2029[1]	300	309
MicroStrategy, Inc. 6.125% 2028[1]	675	676
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,210	1,223
NCR Corp. 5.125% 2029[1]	2,675	2,762
Oracle Corp. 3.95% 2051	458	501

American Funds Insurance Series	203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Rocket Software, Inc. 6.50% 2029[1]	$1,715	$1,704
Sabre GLBL, Inc. 7.375% 2025[1]	48	52
Sabre Holdings Corp. 9.25% 2025[1]	548	653
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	1,325	1,330
Square, Inc. 2.75% 2026[1]	2,350	2,394
Square, Inc. 3.50% 2031[1]	1,270	1,283
Synaptics, Inc. 4.00% 2029[1]	325	327
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,352
Unisys Corp. 6.875% 2027[1]	1,695	1,855
VeriSign, Inc. 5.25% 2025	132	150
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,234
ViaSat, Inc. 5.625% 2027[1]	175	183
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	50	50
Xerox Corp. 5.00% 2025[1]	595	629
Xerox Corp. 5.50% 2028[1]	2,135	2,221
		45,274

Real estate 3.32%
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,714	3,909
Diversified Healthcare Trust 4.75% 2024	275	283
Diversified Healthcare Trust 9.75% 2025	650	721
Diversified Healthcare Trust 4.75% 2028	335	331
Diversified Healthcare Trust 4.375% 2031	1,975	1,895
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	500	504
Hospitality Properties Trust 7.50% 2025	238	270
Howard Hughes Corp. 5.375% 2028[1]	1,957	2,082
Howard Hughes Corp. 4.125% 2029[1]	3,143	3,153
Howard Hughes Corp. 4.375% 2031[1]	2,018	2,015
Iron Mountain, Inc. 4.875% 2027[1]	2,066	2,145
Iron Mountain, Inc. 5.00% 2028[1]	617	642
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,273
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,766
Iron Mountain, Inc. 4.50% 2031[1]	1,300	1,318
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
Ladder Capital Corp. 5.25% 2025[1]	1,040	1,060
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
Medical Properties Trust, Inc. 3.50% 2031	239	242
Park Intermediate Holdings LLC 4.875% 2029[1]	1,540	1,595
QTS Realty Trust, Inc. 3.875% 2028[1]	625	669
Realogy Corp. 9.375% 2027[1]	740	823
Realogy Corp. 5.75% 2029[1]	840	879
Realogy Group LLC 7.625% 2025[1]	260	282
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	685	687
Service Properties Trust 5.50% 2027	130	139
WeWork Companies, Inc. 7.875% 2025[1]	140	146
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	360	372
		35,636

Consumer staples 3.31%
Albertsons Companies, Inc. 3.50% 2023[1]	550	566
Albertsons Companies, Inc. 3.50% 2029[1]	1,580	1,564
Albertsons Companies, Inc. 4.875% 2030[1]	335	358
B&G Foods, Inc. 5.25% 2025	612	629
B&G Foods, Inc. 5.25% 2027	1,428	1,489
Central Garden & Pet Co. 4.125% 2030	420	430
Central Garden & Pet Co. 4.125% 2031[1]	755	766
Coty, Inc. 5.00% 2026[1]	700	712

204	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coty, Inc. 6.50% 2026[1]	$520	$528
Darling Ingredients, Inc. 5.25% 2027[1]	459	483
Edgewell Personal Care Co. 5.50% 2028[1]	275	292
Energizer Holdings, Inc. 4.375% 2029[1]	545	546
Ingles Markets, Inc. 4.00% 2031[1]	355	355
JBS Luxembourg SARL 3.625% 2032[1]	600	600
Kraft Heinz Company 3.875% 2027	725	797
Kraft Heinz Company 4.25% 2031	713	811
Kraft Heinz Company 5.00% 2042	500	612
Kraft Heinz Company 5.20% 2045	330	411
Kraft Heinz Company 4.375% 2046	2,116	2,402
Kraft Heinz Company 4.875% 2049	2,115	2,573
Kraft Heinz Company 5.50% 2050	770	1,002
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	840	854
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	3,350	3,362
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	582
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,801	1,809
Post Holdings, Inc. 5.625% 2028[1]	569	605
Post Holdings, Inc. 5.50% 2029[1]	166	178
Post Holdings, Inc. 4.625% 2030[1]	4,205	4,281
Post Holdings, Inc. 4.50% 2031[1]	750	750
Prestige Brands International, Inc. 5.125% 2028[1]	103	109
Prestige Brands International, Inc. 3.75% 2031[1]	1,525	1,473
Simmons Foods, Inc. 4.625% 2029[1]	993	1,003
Spectrum Brands, Inc. 5.75% 2025	178	183
Triton Water Holdings, Inc. 6.25% 2029[1]	630	632
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,833
		35,580

Utilities 2.79%
AmeriGas Partners LP 5.75% 2027	297	332
Calpine Corp. 4.50% 2028[1]	500	511
Calpine Corp. 5.125% 2028[1]	518	528
Calpine Corp. 3.75% 2031[1]	400	381
Calpine Corp. 5.00% 2031[1]	1,000	997
DPL, Inc. 4.125% 2025	765	821
DPL, Inc. 4.35% 2029	575	625
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,355
FirstEnergy Corp. 2.25% 2030	1,170	1,123
FirstEnergy Corp. 2.65% 2030	624	622
FirstEnergy Corp. 7.375% 2031	734	1,006
FirstEnergy Corp. 5.35% 2047[6]	550	661
FirstEnergy Corp. 3.40% 2050	1,710	1,681
FirstEnergy Transmission LLC 2.866% 2028[1]	325	337
Inversiones Latin America Power 5.125% 2033[1]	310	308
NextEra Energy Partners LP 4.25% 2024[1]	122	129
NextEra Energy Partners LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,150	1,052
NRG Energy, Inc. 7.25% 2026	328	341
NRG Energy, Inc. 3.375% 2029[1]	355	349
NRG Energy, Inc. 3.625% 2031[1]	1,030	1,013
Pacific Gas and Electric Co. 3.00% 2028	550	553
Pacific Gas and Electric Co. 4.55% 2030	473	506
Pacific Gas and Electric Co. 3.25% 2031	200	197
Pacific Gas and Electric Co. 3.95% 2047	500	466
Pacific Gas and Electric Co. 4.95% 2050	600	618
PG&E Corp. 5.00% 2028	2,880	2,916
PG&E Corp. 5.25% 2030	2,345	2,374
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	252	249

American Funds Insurance Series	205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Corp. 10.50% 2026[1]	$3,768	$2,729
Talen Energy Corp. 7.25% 2027[1]	2,973	2,778
Talen Energy Corp. 6.625% 2028[1]	130	119
Talen Energy Supply, LLC 7.625% 2028[1]	1,699	1,592
Vistra Operations Co. LLC 3.55% 2024[1]	231	244
Vistra Operations Co. LLC 4.375% 2029[1]	400	403
		30,014

Total corporate bonds, notes & loans		931,843

U.S. Treasury bonds & notes 0.11%
U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,025	1,124

Municipals 0.00%
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5

Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%
Communication services 0.14%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	337
DISH DBS Corp., convertible notes, 3.375% 2026	635	650
Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482
		1,469

Industrials 0.08%
American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
Southwest Airlines Co., convertible notes, 1.25% 2025	403	612
		900

Information technology 0.07%
Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712

Consumer discretionary 0.05%
NCL Corp., Ltd., convertible notes, 5.375% 2025[1]	155	283
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	200	273
		556

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,5,7,8]	70	70

Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%	Shares
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[1]	411	519

Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340

Total convertible stocks (cost: $717,000)		859

206	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%	Shares	Value (000)
Health care 2.02%
Rotech Healthcare, Inc.[7,8,11,12]	201,793	$21,693

Energy 1.99%
Chesapeake Energy Corp.	157,546	8,180
Chesapeake Energy Corp.[1,7]	844	42
Oasis Petroleum, Inc.	42,568	4,280
Denbury, Inc.[11]	32,880	2,525
Extraction Oil & Gas, Inc.[11]	29,821	1,637
Extraction Oil & Gas, Inc.[1,7,11,12]	8,511	449
Weatherford International[11]	99,159	1,805
Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
Diamond Offshore Drilling, Inc.[11]	82,188	522
Diamond Offshore Drilling, Inc.[1,7,8,11]	28,784	153
California Resources Corp.[11]	17,202	518
McDermott International, Ltd.[11]	107,875	53
Mesquite Energy, Inc.[7,8,11]	3,558	21
Tapstone Energy, LLC[1,7,8,11]	14,603	—	[13]
		21,445

Industrials 0.77%
New AMI I, LLC[7,8,11]	949,277	8,259

Consumer discretionary 0.51%
MYT Holding Co., Class B7,11	608,846	3,379
NMG Parent LLC[7,11]	14,350	1,937
NMG Parent LLC[1,7,11]	1,615	194
		5,510

Materials 0.14%
Hexion Holdings Corp., Class B11	81,939	1,475

Financials 0.09%
Jonah Energy Parent LLC[7,8,11]	38,716	581
Navient Corp.	20,000	386
		967

Communication services 0.06%
iHeartMedia, Inc., Class A11	22,639	610

Information technology 0.04%
MoneyGram International, Inc.[11]	41,400	417

Total common stocks (cost: $34,018,000)		60,376

Preferred securities 0.27%
Consumer discretionary 0.20%
MYT Holding LLC, Series A, preferred shares	2,095,904	2,143

Industrials 0.07%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	719

Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series	207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%	Shares	Value (000)
Energy 0.07%
Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	14,962	$357
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	12,565	338
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	4,376	91
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	2,894	—	[13]
		786

Consumer discretionary 0.06%
NMG Parent LLC, warrants, expire 2027[7,11]	27,111	620

Total rights & warrants (cost: $2,471,000)		1,406

Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%[14,15]	626,652	62,665

Total short-term securities (cost: $62,664,000)		62,665
Total investment securities 99.15% (cost: $1,012,196,000)		1,064,847
Other assets less liabilities 0.85%		9,158

Net assets 100.00%		$1,074,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [16]	Value at 6/30/2021 (000) [17]	Unrealized depreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	248	October 2021	$49,600	$54,639	$(93)
10 Year Ultra U.S. Treasury Note Futures	Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures	Short	284	September 2021	(28,400)	(37,630)	(84)
						$(234)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%[14]	$33,493	$302,652	$273,478	$1	$(3)	$62,665	$12

208	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 6/30/2021.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,693	2.02%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260	.12
Extraction Oil & Gas, Inc.	1/20/2021	215	449	.04
Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol
Auth. = Authority
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	209

American Funds Mortgage Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 79.12%	Principal amount (000)		Value (000)
Mortgage-backed obligations 57.66%
Federal agency mortgage-backed obligations 50.51%
Fannie Mae Pool #AS7638 2.50% 2031[1]	$853		$893
Fannie Mae Pool #695412 5.00% 2033[1]	—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
Fannie Mae Pool #256583 5.00% 2036[1,3]	34		36
Fannie Mae Pool #889101 1.631% 2038[1,4]	32		33
Fannie Mae Pool #964279 2.485% 2038[1,4]	31		32
Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
Fannie Mae Pool #AC0794 5.00% 2039[1]	8		10
Fannie Mae Pool #931768 5.00% 2039[1]	2		2
Fannie Mae Pool #AL9335 2.289% 2040[1,4]	1,184		1,256
Fannie Mae Pool #932606 5.00% 2040[1]	4		5
Fannie Mae Pool #MA4333 2.00% 2041[1]	24		24
Fannie Mae Pool #MA4387 2.00% 2041[1]	22		22
Fannie Mae Pool #MA4364 2.00% 2041[1]	7		7
Fannie Mae Pool #AL9327 2.164% 2041[1,4]	1,109		1,175
Fannie Mae Pool #AL9326 2.199% 2041[1,4]	1,453		1,539
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[1]	6		6
Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]	4		4
Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	58		63
Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
Fannie Mae Pool #BM4488 3.381% 2048[1,4]	622		650
Fannie Mae Pool #BK6840 4.00% 2048[1]	38		41
Fannie Mae Pool #BK5232 4.00% 2048[1]	30		32
Fannie Mae Pool #BK9743 4.00% 2048[1]	11		12
Fannie Mae Pool #BK9761 4.50% 2048[1]	8		9
Fannie Mae Pool #BJ8402 3.544% 2049[1,4]	128		133
Fannie Mae Pool #CA5496 3.00% 2050[1]	2,962		3,157
Fannie Mae Pool #CB0041 3.00% 2051[1]	242		260
Fannie Mae Pool #BF0379 3.50% 2059[1]	211		229
Fannie Mae Pool #BF0497 3.00% 2060[1]	71		75
Fannie Mae Pool #BF0481 3.50% 2060[1]	241		262
Freddie Mac Pool #A18781 5.00% 2034[1,3]	819		935
Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,923		3,186
Freddie Mac Pool #840222 2.386% 2040[1,4]	328		348
Freddie Mac Pool #RB5118 2.00% 2041[1]	72		74
Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
Freddie Mac Pool #760014 2.977% 2045[1,4]	580		606
Freddie Mac Pool #760012 3.109% 2045[1,4]	52		54
Freddie Mac Pool #760013 3.182% 2045[1,4]	34		36
Freddie Mac Pool #760015 2.679% 2047[1,4]	104		109
Freddie Mac Pool #Q52069 3.50% 2047[1]	44		47
Freddie Mac Pool #Q47615 3.50% 2047[1]	27		29
Freddie Mac Pool #Q56599 4.00% 2048[1]	46		50
Freddie Mac Pool #Q56175 4.00% 2048[1]	34		37
Freddie Mac Pool #Q55971 4.00% 2048[1]	32		35
Freddie Mac Pool #Q55970 4.00% 2048[1]	13		14
Freddie Mac Pool #Q58411 4.50% 2048[1]	93		103
Freddie Mac Pool #Q58436 4.50% 2048[1]	41		45
Freddie Mac Pool #Q58378 4.50% 2048[1]	33		36
Freddie Mac Pool #Q57242 4.50% 2048[1]	28		30
Freddie Mac Pool #RA1339 3.00% 2049[1]	2,327		2,449
Freddie Mac Pool #QA2748 3.50% 2049[1]	28		30
Freddie Mac Pool #SD8158 3.50% 2051[1]	84		88

210	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8164 3.50% 2051[1]	$62	$66
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,087	1,137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,086	1,136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	865	905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	124	134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	660	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,003	4,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,240	2,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,784	1,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	982	1,071
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	39	43
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	24	26
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,165	5,463
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,432	1,500
Government National Mortgage Assn. 2.00% 2051[1,5]	12,480	12,688
Government National Mortgage Assn. 2.50% 2051[1,5]	7,496	7,744
Government National Mortgage Assn. 3.00% 2051[1,5]	3,032	3,163
Government National Mortgage Assn. 3.00% 2051[1,5]	800	835
Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	925	1,000
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	576	615
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	578	617
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	58	60
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	116	133
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	88	90
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	28	30
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	177	193
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	143	161
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	238	245
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	207	212
Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	140	147
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	234	246
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	94	99
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	525	574
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,352	1,516
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	340	354
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	521	557
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	230	246
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	3,118	3,275
Government National Mortgage Assn. Pool #AO0409 4.589% 2065[1]	185	200
Government National Mortgage Assn. Pool #AO0461 4.604% 2065[1]	101	109
Government National Mortgage Assn. Pool #AN1825 4.614% 2065[1]	330	355
Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	732	796
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	500	506
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	38,830	39,996
Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	313
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	23,844	23,981

American Funds Insurance Series	211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	$3,341	$3,442
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	131	135
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	6,339	6,598
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	2,704	2,817
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	10,938	11,514
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	2,938	3,164
		168,011

Collateralized mortgage-backed obligations (privately originated) 6.60%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	868	874
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	348	349
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	611	612
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,531	1,533
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	684	695
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	349	357
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,4,6]	750	751
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,4,6]	583	584
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,4,6]	809	810
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,210	1,211
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[1,4,6]	750	751
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,4,6]	1,625	1,627
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	3,375	3,377
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	220	220
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	266	267
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,021	1,024
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	192	195
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,4,6]	768	766
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	619	618
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,4,6]	3,950	3,956
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,4,6]	375	375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	337	343
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,4,6]	24	24
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	626	634
		21,953

Commercial mortgage-backed securities 0.55%
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,4,6]	1,174	1,176
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,4,6]	370	371
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,4,6]	273	274
		1,821

Total mortgage-backed obligations		191,785

212	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 17.63%
U.S. Treasury 13.04%
U.S. Treasury 0.125% 2023	$650	$649
U.S. Treasury 0.125% 2023	175	175
U.S. Treasury 0.375% 2025	490	481
U.S. Treasury 0.375% 2025	200	196
U.S. Treasury 0.50% 2026	1,750	1,724
U.S. Treasury 0.75% 2026	8,122	8,087
U.S. Treasury 0.75% 2026	250	248
U.S. Treasury 0.75% 2028	555	540
U.S. Treasury 1.125% 2028	2,000	1,994
U.S. Treasury 1.25% 2028	6,475	6,501
U.S. Treasury 0.625% 2030	1,000	932
U.S. Treasury 0.875% 2030	350	333
U.S. Treasury 1.125% 2031	2,525	2,451
U.S. Treasury 1.375% 2040	380	341
U.S. Treasury 1.875% 2041	1,750	1,712
U.S. Treasury 1.25% 2050	6,630	5,402
U.S. Treasury 1.375% 2050	6,000	5,046
U.S. Treasury 1.625% 2050[3]	6,565	5,882
U.S. Treasury 2.375% 2051	640	683
		43,377

U.S. Treasury inflation-protected securities 4.59%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	1,537	1,606
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,855	1,974
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	265	280
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,129	1,214
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	304	328
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	861	928
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,076	1,159
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,846	4,235
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	134	202
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,327	1,609
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,300	1,743
		15,278

Total U.S. Treasury bonds & notes		58,655

Asset-backed obligations 3.40%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,4,6]	250	250
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,4,6]	250	250
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,4,6]	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	100	100
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,4,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	539	548
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	104	106
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	842	849
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	276
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,013
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	194	193
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	538
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	286
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250

American Funds Insurance Series	213

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	$213	$213
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	224	224
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	457	458
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	547	548
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,6]	1,550	1,556
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,4,6]	250	250
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	598
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	119	121
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,4,6]	371	371
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,4,6]	250	250
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,4,6]	250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	111	109
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,4,6]	250	250
		11,302

Bonds & notes of governments & government agencies outside the U.S. 0.26%
Asian Development Bank 1.00% 2026	592	594
Canada 0.75% 2026	275	273
		867

Federal agency bonds & notes 0.09%
Fannie Mae 0.875% 2030	300	285

Corporate bonds, notes & loans 0.08%
Communication services 0.08%
SBA Tower Trust 1.631% 2026[6]	253	253

Total bonds, notes & other debt instruments (cost: $262,798,000)		263,147

Short-term securities 53.64%	Weighted average yield at acquisition
Federal agency bills & notes 27.04%
Fannie Mae 8/18/2021	0.005%	7,236	7,235
Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900
			89,928

214	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 25.10%
Amazon.com, Inc. 7/12/2021[6]	0.030%	$9,000	$9,000
Apple Inc. 7/13/2021[6]	0.020	7,000	7,000
Apple Inc. 7/14/2021[6]	0.020	2,500	2,500
BofA Securities, Inc. 9/17/2021[6]	0.120	4,800	4,799
CAFCO, LLC 7/15/2021[6]	0.130	9,000	9,000
Canadian Imperial Bank of Commerce 7/1/2021[6]	0.050	6,900	6,900
Chariot Funding, LLC 8/13/2021[6]	0.090	9,500	9,499
Chevron Corp. 7/13/2021[6]	0.040	7,500	7,500
Chevron Corp. 8/23/2021[6]	0.040	2,000	2,000
Exxon Asset Management Co. 7/26/2021	0.040	8,600	8,599
ExxonMobil Corp. 7/22/2021	0.060	600	600
Paccar Financial Corp. 7/6/2021	0.050	1,000	1,000
Paccar Financial Corp. 8/26/2021	0.090	5,600	5,599
Procter & Gamble Co. 7/12/2021[6]	0.060	9,500	9,500
			83,496

U.S. Treasury bills 1.50%
U.S. Treasury 9/28/2021	0.020	5,000	4,999

Total short-term securities (cost: $178,429,000)			178,423
Total investment securities 132.76% (cost: $441,227,000)			441,570
Other assets less liabilities (32.76)%			(108,969)

Net assets 100.00%			$332,601

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	25	October 2021	$2,500	$3,086	$(10)
10 Year U.S. Treasury Note Futures	Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures	Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2021	(500)	(964)	(38)
						$(225)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$267	$22	$245
3-month USD-LIBOR	0.32%	9/23/2025	3,600	75	—	75
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050	3,000	676	—	676
					$38	$2,072

American Funds Insurance Series	215

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2021	unaudited

Short-term securities 97.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 73.38%
Alberta (Province of) 8/25/2021[1]	0.080%	$4,000	$3,999
Amazon.com, Inc. 7/12/2021[1]	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/2021[1]	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/2021[1]	0.044	3,500	3,500
BNG Bank NV 8/10/2021[1]	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/2021[1]	0.060	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/2021[1]	0.139	10,000	10,000
Chevron Corp. 7/26/2021[1]	0.040	10,000	9,999
DBS Bank Ltd. 7/6/2021[1]	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/2021[1]	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/2021[1]	0.065	8,000	7,999
Hydro-Québec 9/27/2021[1]	0.070	5,500	5,499
L’Oréal USA, Inc. 7/12/2021[1]	0.027	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/2021[1]	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/2021[1]	0.059	5,000	5,000
Novartis Finance Corp. 8/2/2021[1]	0.050	5,000	5,000
Novartis Finance Corp. 8/9/2021[1]	0.060	4,500	4,500
NRW.Bank 7/21/2021[1]	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/2021[1]	0.035	10,000	10,000
Starbird Funding Corp. 7/1/2021[1]	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/2021[1]	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/2021[1]	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/2021[1]	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/2021[1]	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/2021[1]	0.029	10,000	9,998
Victory Receivables Corp. 8/27/2021[1]	0.080	3,300	3,299
			249,423

U.S. Treasury bills 15.21%
U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999
			51,698

Federal agency bills & notes 9.06%
Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400

American Funds Insurance Series	217

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/11/2021	0.013%	$5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800
			30,798

Total short-term securities (cost: $331,925,000)			331,919
Total investment securities 97.65% (cost: $331,925,000)			331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218	American Funds Insurance Series

U.S. Government Securities Fund
(formerly U.S. Government/AAA-Rated Securities Fund)
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 81.88%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 51.67%
U.S. Treasury 29.50%
U.S. Treasury 2.00% 2021	$2,000		$2,013
U.S. Treasury 1.375% 2022	1,100		1,108
U.S. Treasury 1.75% 2022	3,000		3,046
U.S. Treasury 2.125% 2023	—	[1]	—	[1]
U.S. Treasury 2.875% 2023	5,000		5,306
U.S. Treasury 0.375% 2024	5,000		4,994
U.S. Treasury 0.25% 2025	39,515		38,769
U.S. Treasury 0.25% 2025	4,000		3,916
U.S. Treasury 0.375% 2025	78,000		76,523
U.S. Treasury 0.375% 2025	10,000		9,820
U.S. Treasury 0.75% 2026	34,375		34,202
U.S. Treasury 0.75% 2026	3,943		3,925
U.S. Treasury 0.75% 2026	1,250		1,243
U.S. Treasury 0.875% 2026	24,450		24,441
U.S. Treasury 1.625% 2026	10,000		10,356
U.S. Treasury 0.50% 2027	5,314		5,124
U.S. Treasury 1.125% 2028	450		449
U.S. Treasury 1.25% 2028	22,514		22,604
U.S. Treasury 1.25% 2028	3,600		3,606
U.S. Treasury 0.625% 2030	1,175		1,095
U.S. Treasury 0.875% 2030	36,395		34,606
U.S. Treasury 1.125% 2031	57,000		55,332
U.S. Treasury 1.625% 2031	10,000		10,156
U.S. Treasury 1.125% 2040	9,875		8,487
U.S. Treasury 1.125% 2040	7,000		6,038
U.S. Treasury 1.875% 2041	7,625		7,458
U.S. Treasury 2.50% 2046	5,400		5,841
U.S. Treasury 2.50% 2046	3,900		4,219
U.S. Treasury 2.875% 2046	2,700		3,128
U.S. Treasury 2.25% 2049	2,450		2,533
U.S. Treasury 2.375% 2049	13,000		13,816
U.S. Treasury 2.875% 2049	26,000		30,389
U.S. Treasury 3.00% 2049[2]	4,800		5,735
U.S. Treasury 1.25% 2050	35,400		28,845
U.S. Treasury 1.375% 2050	56,500		47,521
U.S. Treasury 1.625% 2050[2]	72,330		64,811
U.S. Treasury 1.875% 2051	21,902		20,860
U.S. Treasury 2.375% 2051	4,948		5,281
			607,596

U.S. Treasury inflation-protected securities 22.17%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,252		6,394
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	14,738		15,401
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	18,814		20,017
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	101,393		107,265
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	31,477		33,951
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	6,946		7,471
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	5,130		5,532
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	6,525		7,029
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	89,913		97,906
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,722		22,873
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,380		7,009
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	76,816		84,580
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	378		568
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	9,677		11,729
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	7,083		8,437

American Funds Insurance Series	219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	$4,987		$6,686
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	328		370
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	12,161		13,331
			456,549

Total U.S. Treasury bonds & notes			1,064,145

Mortgage-backed obligations 17.31%
Federal agency mortgage-backed obligations 17.31%
Fannie Mae Pool #257104 6.50% 2028[4]	66		74
Fannie Mae Pool #695412 5.00% 2033[4]	1		1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8		9
Fannie Mae Pool #MA2746 4.00% 2036[4]	2,006		2,186
Fannie Mae Pool #MA2588 4.00% 2036[4]	1,042		1,131
Fannie Mae Pool #256860 6.50% 2037[4]	17		20
Fannie Mae Pool #888698 7.00% 2037[4]	40		47
Fannie Mae Pool #256828 7.00% 2037[4]	3		3
Fannie Mae Pool #970343 6.00% 2038[4]	15		16
Fannie Mae Pool #AC0794 5.00% 2039[4]	34		39
Fannie Mae Pool #931768 5.00% 2039[4]	6		7
Fannie Mae Pool #932606 5.00% 2040[4]	17		19
Fannie Mae Pool #AJ1873 4.00% 2041[4]	28		31
Fannie Mae Pool #AI1862 5.00% 2041[4]	527		603
Fannie Mae Pool #AI3510 5.00% 2041[4]	329		376
Fannie Mae Pool #AJ0704 5.00% 2041[4]	287		328
Fannie Mae Pool #AJ5391 5.00% 2041[4]	167		191
Fannie Mae Pool #AE1248 5.00% 2041[4]	45		51
Fannie Mae Pool #AE1277 5.00% 2041[4]	20		23
Fannie Mae Pool #AE1283 5.00% 2041[4]	11		12
Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
Fannie Mae Pool #AT7161 3.50% 2043[4]	64		69
Fannie Mae Pool #AT3954 3.50% 2043[4]	15		16
Fannie Mae Pool #AT0300 3.50% 2043[4]	9		10
Fannie Mae Pool #BM6240 2.201% 2044[4,5]	674		713
Fannie Mae Pool #AY1829 3.50% 2044[4]	15		16
Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
Fannie Mae Pool #BE5017 3.50% 2045[4]	80		86
Fannie Mae Pool #BE8740 3.50% 2047[4]	72		78
Fannie Mae Pool #BE8742 3.50% 2047[4]	24		26
Fannie Mae Pool #BH2848 3.50% 2047[4]	9		10
Fannie Mae Pool #BH2847 3.50% 2047[4]	9		10
Fannie Mae Pool #BH2846 3.50% 2047[4]	10		10
Fannie Mae Pool #BJ5015 4.00% 2047[4]	232		252
Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
Fannie Mae Pool #BM3788 3.50% 2048[4]	4,641		5,028
Fannie Mae Pool #BJ4901 3.50% 2048[4]	51		55
Fannie Mae Pool #BK6840 4.00% 2048[4]	151		164
Fannie Mae Pool #BK5232 4.00% 2048[4]	119		129
Fannie Mae Pool #BK9743 4.00% 2048[4]	45		49
Fannie Mae Pool #CA1909 4.50% 2048[4]	37		40
Fannie Mae Pool #BK9761 4.50% 2048[4]	31		34
Fannie Mae Pool #CA4151 3.50% 2049[4]	755		824
Fannie Mae Pool #FM1062 3.50% 2049[4]	655		713
Fannie Mae Pool #FM1443 3.50% 2049[4]	491		527
Fannie Mae Pool #BJ8411 3.50% 2049[4]	157		170
Fannie Mae Pool #FM2179 3.00% 2050[4]	6,197		6,595
Fannie Mae Pool #FM3834 4.50% 2050[4]	1,713		1,839
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—	[1]	—	[1]
Fannie Mae, Series 2001-4, Class NA, 9.005% 2025[4,5]	—	[1]	—	[1]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	358		361

220	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	$367	$371
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[4,5]	541	567
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	1,092	1,161
Freddie Mac Pool #1H1354 2.446% 2036[4,5]	102	110
Freddie Mac Pool #C03518 5.00% 2040[4]	457	519
Freddie Mac Pool #G06459 5.00% 2041[4]	1,000	1,146
Freddie Mac Pool #841039 2.213% 2043[4,5]	652	692
Freddie Mac Pool #Q19133 3.50% 2043[4]	41	45
Freddie Mac Pool #Q17696 3.50% 2043[4]	40	43
Freddie Mac Pool #Q23190 4.00% 2043[4]	222	245
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	262	282
Freddie Mac Pool #760014 2.977% 2045[4,5]	464	485
Freddie Mac Pool #Q52069 3.50% 2047[4]	119	129
Freddie Mac Pool #Q47615 3.50% 2047[4]	73	79
Freddie Mac Pool #Q54701 3.50% 2048[4]	79	85
Freddie Mac Pool #Q54709 3.50% 2048[4]	76	82
Freddie Mac Pool #Q54782 3.50% 2048[4]	66	72
Freddie Mac Pool #Q54700 3.50% 2048[4]	66	71
Freddie Mac Pool #Q54781 3.50% 2048[4]	58	63
Freddie Mac Pool #Q56590 3.50% 2048[4]	37	40
Freddie Mac Pool #Q56589 3.50% 2048[4]	33	36
Freddie Mac Pool #Q54699 3.50% 2048[4]	32	35
Freddie Mac Pool #Q54698 3.50% 2048[4]	25	27
Freddie Mac Pool #Q54831 3.50% 2048[4]	23	25
Freddie Mac Pool #G67711 4.00% 2048[4]	2,154	2,359
Freddie Mac Pool #Q56599 4.00% 2048[4]	183	200
Freddie Mac Pool #Q56175 4.00% 2048[4]	135	147
Freddie Mac Pool #Q55971 4.00% 2048[4]	127	139
Freddie Mac Pool #Q58411 4.50% 2048[4]	373	412
Freddie Mac Pool #Q58436 4.50% 2048[4]	164	182
Freddie Mac Pool #Q58378 4.50% 2048[4]	131	142
Freddie Mac Pool #Q57242 4.50% 2048[4]	111	121
Freddie Mac Pool #ZT0522 4.50% 2048[4]	40	43
Freddie Mac Pool #ZS4774 4.50% 2048[4]	37	41
Freddie Mac Pool #RA1463 3.50% 2049[4]	528	576
Freddie Mac Pool #QA0284 3.50% 2049[4]	305	330
Freddie Mac Pool #RA1580 3.50% 2049[4]	271	296
Freddie Mac Pool #QA2748 3.50% 2049[4]	75	82
Freddie Mac Pool #RA2236 4.50% 2049[4]	531	573
Freddie Mac Pool #SD8158 3.50% 2051[4]	519	548
Freddie Mac Pool #SD8164 3.50% 2051[4]	388	411
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 2023[4,5]	5	5
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	144	146
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	715	730
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	209
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,715
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,905
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,467
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	5,028
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	7,234	7,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,650	6,954
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	6,544	6,846
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	2,050	2,175

American Funds Insurance Series	221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	$407	$439
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,163	2,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,833	4,128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	6,624	7,227
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,811	5,057
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,405	2,625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	993	1,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	4,167	4,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,437	2,660
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,206	1,270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	925	1,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	524	571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,711	4,949
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	29,703	31,414
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	7,013	7,346
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	8,773	9,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,840	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	526
Government National Mortgage Assn. 2.00% 2051[4,6]	1,260	1,281
Government National Mortgage Assn. 2.50% 2051[4,6]	16,408	16,951
Government National Mortgage Assn. 3.00% 2051[4,6]	987	1,030
Government National Mortgage Assn. 3.00% 2051[4,6]	313	327
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	98	111
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	13	15
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	131	156
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	228	272
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	264	305
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	116	133
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,656	4,244
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	735	799
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,349	1,503
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	27	28
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	930	999
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	6,729	7,182
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	3,010	3,219
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	527	562
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	11,765	11,870
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	32,035	33,045
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	5,696	5,728
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	19,826	20,424

222	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	$548	$566
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	710	739
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	392	409
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	75,456	79,431
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,290	2,466
		356,523

Federal agency bonds & notes 12.90%
Export-Import Bank of the United States-Guaranteed,Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
Fannie Mae 1.25% 2021	2,900	2,904
Fannie Mae 2.875% 2023	36,000	38,050
Fannie Mae 0.625% 2025	10,000	9,990
Fannie Mae 0.75% 2027	2,900	2,829
Fannie Mae 0.875% 2030	8,600	8,157
Fannie Mae 7.125% 2030	2,000	2,925
Federal Farm Credit Banks 0.375% 2022	1,500	1,504
Federal Home Loan Bank 3.375% 2023	16,715	17,837
Federal Home Loan Bank 3.25% 2028	6,500	7,382
Federal Home Loan Bank 5.50% 2036	300	442
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,379
Private Export Funding Corp. 3.55% 2024	3,190	3,436
Private Export Funding Corp. 1.40% 2028	3,000	3,002
Tennessee Valley Authority 0.75% 2025	1,800	1,802
Tennessee Valley Authority 2.875% 2027	5,000	5,482
Tennessee Valley Authority 4.65% 2035	1,780	2,346
Tennessee Valley Authority 5.88% 2036	875	1,298
Tennessee Valley Authority, Series A, 4.625% 2060	250	370
TVA Southaven 3.846% 2033	1,057	1,173
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	813	932
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	665	762
		265,578

Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series	223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 16.62%
Amazon.com, Inc. 7/12/2021[7]	0.030%	$41,000	$41,000
Amazon.com, Inc. 7/21/2021[7]	0.050	7,620	7,620
Apple Inc. 7/8/2021[7]	0.040	14,300	14,300
Apple Inc. 9/2/2021[7]	0.050	22,000	21,999
CAFCO, LLC 7/15/2021[7]	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/2021[7]	0.050	10,900	10,900
Chariot Funding, LLC 7/2/2021[7]	0.080	25,000	25,000
Chariot Funding, LLC 8/13/2021[7]	0.090	15,000	14,999
Chariot Funding, LLC 8/16/2021[7]	0.070	10,000	9,999
Chevron Corp. 7/6/2021[7]	0.040	15,000	15,000
Chevron Corp. 7/16/2021[7]	0.020	19,700	19,699
CRC Funding, LLC 7/7/2021[7]	0.140	10,000	10,000
CRC Funding, LLC 7/16/2021[7]	0.090	20,700	20,699
CRC Funding, LLC 8/5/2021[7]	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/2021[7]	0.060	30,000	29,999
			342,309

Federal agency bills & notes 7.76%
Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094
			159,678

Total short-term securities (cost: $501,997,000)			501,987
Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	252	September 2021	$(63,000)	$(62,912)	$(26)
90 Day Euro Dollar Futures	Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures	Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures	Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures	Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures	Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures	Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures	Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures	Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures	Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures	Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures	Long	4	September 2021	400	771	11
						$(1,521)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,573	$4,586	$(13)
1.2525%	U.S. EFFR	2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR	3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%	5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%	6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%	6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%	6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR	2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR	2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%	3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%	11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%	7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR	2/15/2047	60,000	3,747	—	3,747
3-month USD-LIBOR	0.811%	7/27/2050	52,500	11,825	15,036	(3,211)
					$46,729	$(5,181)

American Funds Insurance Series	225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.84%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,290,664	$507,543

Total growth funds (cost: $382,191,000)		507,543

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,264,731	59,544

Total fixed income funds (cost: $62,096,000)		59,544

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	28,275,940	28,276

Total short-term securities (cost: $28,276,000)		28,276

Options purchased 0.37%
Options purchased*		2,241

Total options purchased (cost: $2,912,000)		2,241
Total investment securities 99.89% (cost: $475,475,000)		597,604
Other assets less liabilities 0.11%		676

Net assets 100.00%		$598,280

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,192	$5,123	$2,950.00	12/17/2021	$2,241

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500		$35,178		$(135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5		22,515		378
								$243

American Funds Insurance Series	227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.84%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763
Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341
Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

228	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.83%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,834,650	$144,349

Total growth funds (cost: $105,897,000)		144,349

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,497,332	16,935

Total fixed income funds (cost: $17,676,000)		16,935

Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,033,938	8,034

Total short-term securities (cost: $8,034,000)		8,034

Options purchased 0.35%
Options purchased*		600

Total options purchased (cost: $672,000)		600
Total investment securities 99.85% (cost: $132,279,000)		169,918
Other assets less liabilities 0.15%		249

Net assets 100.00%		$170,167

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
MSCI EAFE Index	540	$1,245	$1,750.00	12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00	3/18/2022	22
					$600

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized depreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100		$8,764		$(33)
MSCI EAFE Index Contracts	Long	64	September 2021	3		7,373		(124)
								$(157)

American Funds Insurance Series	229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.83%
American Funds Insurance Series – International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$83	$—
Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	25,472	6,486	14,028	(62)	(933)	16,935	40	694
Total 94.78%				$1,751	$3,887	$161,284	$123	$694

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

230	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
(formerly Managed Risk Blue Chip Income and Growth Fund)
Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 84.66%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)		307,705

Fixed income funds 9.97%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,090,558	36,221

Total fixed income funds (cost: $39,885,000)		36,221

Short-term securities 4.74%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,247,685	17,248

Total short-term securities (cost: $17,248,000)		17,248

Options purchased 0.46%
Options purchased*		1,660

Total options purchased (cost: $2,116,000)		1,660
Total investment securities 99.83% (cost: $278,853,000)		362,834
Other assets less liabilities 0.17%		613

Net assets 100.00%		$363,447

*Options purchased

Put

		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2021
Description	contracts	(000)	price	date	(000)
S&P 500 Index	794	$3,412	$2,950.00	12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00	3/18/2022	55
S&P 500 Index	2	8	2,775.00	3/18/2022	6
S&P 500 Index	22	95	2,800.00	3/18/2022	62
S&P 500 Index	15	64	2,825.00	3/18/2022	44
					$1,660

Futures contracts

								Unrealized
								(depreciation)
				Notional		Value at		appreciation
		Number of		amount	[2]	6/30/2021	[3]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800		$21,971		$(83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4		17,154		285
								$202

American Funds Insurance Series	231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.66%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[5]	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$—
Fixed income funds 9.97%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1[5]	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183
Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

232	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 79.74%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	33,105,086	$2,067,082

Total growth-and-income funds (cost: $1,530,997,000)		2,067,082

Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,295,727	387,885

Total fixed income funds (cost: $398,497,000)		387,885

Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,923,405	124,923

Total short-term securities (cost: $124,923,000)		124,923

Options purchased 0.36%
Options purchased*		9,444

Total options purchased (cost: $41,025,000)		9,444
Total investment securities 99.89% (cost: $2,095,442,000)		2,589,334
Other assets less liabilities 0.11%		2,824

Net assets 100.00%		$2,592,158

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	280	$1,203	$2,325.00	9/17/2021	$48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136
					$9,444

American Funds Insurance Series	233

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000		$160,459		$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23		97,780		1,597
								$989

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.74%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790
Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522
Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

234	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2021	unaudited

Asset allocation funds 95.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)		2,715,715

Short-term securities 4.93%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	140,777,606	140,778

Total short-term securities (cost: $140,778,000)		140,778

Options purchased 0.09%
Options purchased*		2,562

Total options purchased (cost: $3,303,000)		2,562
Total investment securities 100.03% (cost: $2,333,317,000)		2,859,055
Other assets less liabilities (0.03)%		(813)

Net assets 100.00%		$2,858,242

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,302	$5,596	$2,950.00	12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00	3/18/2022	38
S&P 500 Index	12	52	2,775.00	3/18/2022	32
S&P 500 Index	15	64	2,825.00	3/18/2022	44
					$2,562

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000		$150,584		$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7		28,948		419
								$(121)

American Funds Insurance Series	235

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$9,748,298		$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974		236,727
Cash	123	13,908	354	3,019		1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828		318
Cash collateral pledged for futures contracts	—	—	—	—		112
Cash collateral pledged for swap contracts	—	—	—	—		—
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683		3,956
Unrealized appreciation on open forward currency contracts	—	—	—	—		69
Receivables for:
Sales of investments	344	17,309	187,913	97,609		14,974
Sales of fund’s shares	3,189	1,712	28,220	2,884		1,976
Dividends and interest	8,664	2,798	19,743	24,651		7,441
Variation margin on futures contracts	—	—	—	—		42
Variation margin on swap contracts	—	—	—	—		—
Securities lending income	2	3	3	—	[1]	3
Other	386	82	—	28		1,925
	9,421,992	5,338,135	42,606,520	10,145,974		4,665,197
Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284		3,178
Unrealized depreciation on open forward currency contracts	—	—	—	—		—
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401		13,501
Repurchases of fund’s shares	16,253	4,604	57,063	4,566		4,299
Investment advisory services	3,777	3,098	10,486	4,224		1,869
Insurance administrative fees	388	195	1,694	281		550
Services provided by related parties	1,285	754	5,921	1,282		531
Trustees’ deferred compensation	92	61	528	195		44
Variation margin on futures contracts	—	—	—	—		40
Variation margin on swap contracts	—	—	—	—		—
Non-U.S. taxes	7,095	11,498	839	25,097		14,346
Other	172	118	117	282		163
	78,018	117,723	192,907	100,612		38,521
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$5,997,616		$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746		2,040,194
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Investment securities on loan, at value	$43,575	$83,042	$38,885	$18,837		$11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890		2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950		236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689		3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	237

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366		$40,097,132	$1,290,076		$971,950
Affiliated issuers	336,297	93,430		1,013,334	68,058		79,339
Cash	750	190		524	92		332
Cash collateral received for securities on loan	7,518	1,294		7,720	71		65
Cash collateral pledged for futures contracts	—	—		—	—		—
Cash collateral pledged for swap contracts	—	—		—	—		—
Cash denominated in currencies other than U.S. dollars	—	877		2,690	9,817		452
Unrealized appreciation on open forward currency contracts	—	—		—	—		—
Receivables for:
Sales of investments	26,632	9,441		25,093	5,331		17,665
Sales of fund’s shares	2,888	1,208		16,210	743		861
Dividends and interest	5,025	4,783		49,728	4,112		3,403
Variation margin on futures contracts	—	—		—	—		91
Variation margin on swap contracts	—	—		—	—		1
Securities lending income	1	—	[1]	1	—	[1]	—	[1]
Other	—	354		236	141		6
	10,263,301	2,388,943		41,212,668	1,378,441		1,074,165
Liabilities:
Collateral for securities on loan	75,183	12,943		77,195	705		651
Unrealized depreciation on open forward currency contracts	—	—		—	—		1
Payables for:
Purchases of investments	31,318	14,185		102,847	31,734		33,840
Repurchases of fund’s shares	5,411	1,459		38,586	352		92
Investment advisory services	1,923	683		8,494	737		194
Insurance administrative fees	619	122		1,015	76		323
Services provided by related parties	1,118	381		4,430	107		133
Trustees’ deferred compensation	109	27		591	15		8
Variation margin on futures contracts	—	—		—	—		16
Variation margin on swap contracts	—	—		—	—		41
Non-U.S. taxes	31	918		2,451	214		255
Other	5	48		112	48		14
	115,717	30,766		235,721	33,988		35,568
Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293		$21,221,552	$937,123		$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884		19,755,395	407,330		188,890

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Investment securities on loan, at value	$73,663	$12,432		$75,628	$671		$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831		22,469,677	907,740		762,420
Affiliated issuers	336,286	93,438		1,013,237	68,054		79,283
Cash denominated in currencies other than U.S. dollars, at cost	—	877		2,720	9,817		452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	427
Cash collateral pledged for swap contracts	—	—	—	—	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	—	[1]
Unrealized appreciation on open forward currency contracts	—	193	97	2,433	—
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund’s shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	—	13	9	228	—
Securities lending income	2	—	—	—	—
Other	47	26	58	—	2
	35,699,930	458,768	19,316,850	2,184,452	1,090,002
Liabilities:
Collateral for securities on loan	26,046	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	217	8	8,434	—
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund’s shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees’ deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	—
Other	48	10	8	141	1
	3,353,989	2,084	6,249,140	47,818	15,997
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Investment securities on loan, at value	$25,453	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	—	[1]

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	239

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570		$331,919		$2,188,233	$30,517	$8,634
Affiliated issuers	—		—		—	567,087	161,284
Cash	9,152		9,063		56,176	—	—
Cash collateral received for securities on loan	—		—		—	—	—
Cash collateral pledged for futures contracts	—		—		—	1,197	456
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		—		—	—	—
Unrealized appreciation on open forward currency contracts	—		—		—	—	—
Receivables for:
Sales of investments	149,961		—		260,522	862	201
Sales of fund’s shares	446		323		2,741	2	—
Dividends and interest	448		—	[1]	4,476	1	—	[1]
Variation margin on futures contracts	21		—		487	52	5
Variation margin on swap contracts	—	[1]	—		858	—	—
Securities lending income	—		—		—	—	—
Other	—		—		—	—	—
	601,598		341,305		2,513,493	599,718	170,580
Liabilities:
Collateral for securities on loan	—		—		—	—	—
Unrealized depreciation on open forward currency contracts	—		—		—	—	—
Payables for:
Purchases of investments	268,623		—		448,216	—	—
Repurchases of fund’s shares	129		1,209		2,749	909	212
Investment advisory services	58		90		332	48	14
Insurance administrative fees	26		25		153	361	104
Services provided by related parties	28		71		395	116	34
Trustees’ deferred compensation	4		13		50	4	1
Variation margin on futures contracts	52		—		884	—	48
Variation margin on swap contracts	77		—		1,480	—	—
Non-U.S. taxes	—		—		—	—	—
Other	—	[1]	—	[1]	1	—	—
	268,997		1,408		454,260	1,438	413
Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732		$340,832		$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869		(935)		28,081	194,333	17,585
Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Investment securities on loan, at value	$—		$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	441,227		331,925		2,178,928	31,188	8,706
Affiliated issuers	—		—		—	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$18,908		$134,367	$143,340
Affiliated issuers	343,926		2,454,967	2,715,715
Cash	—		—	—
Cash collateral received for securities on loan	—		—	—
Cash collateral pledged for futures contracts	906		5,208	1,756
Cash collateral pledged for swap contracts	—		—	—
Cash denominated in currencies other than U.S. dollars	—		—	—
Unrealized appreciation on open forward currency contracts	—		—	—
Receivables for:
Sales of investments	3		14,049	1,491
Sales of fund’s shares	17		—	640
Dividends and interest	—	[1]	3	4
Variation margin on futures contracts	38		232	121
Variation margin on swap contracts	—		—	—
Securities lending income	—		—	—
Other	—		—	—
	363,798		2,608,826	2,863,067
Liabilities:
Collateral for securities on loan	—		—	—
Unrealized depreciation on open forward currency contracts	—		—	—
Payables for:
Purchases of investments	14		—	—
Repurchases of fund’s shares	5		14,788	2,209
Investment advisory services	30		212	233
Insurance administrative fees	226		1,586	1,773
Services provided by related parties	73		67	578
Trustees’ deferred compensation	3		15	32
Variation margin on futures contracts	—		—	—
Variation margin on swap contracts	—		—	—
Non-U.S. taxes	—		—	—
Other	—		—	—
	351		16,668	4,825
Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335		$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112		535,089	584,217
Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Investment securities on loan, at value	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	19,364		165,948	144,081
Affiliated issuers	259,489		1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	241

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64
Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44
Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24
Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79
Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81
Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80
Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81
Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52
Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37
Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34
Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16
Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41
Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13
Class P1:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share
Class P2:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$231,174	$36,883	$374,034
	Shares outstanding	21,682	3,267	31,922	Not applicable	Not applicable
	Net asset value per share	$10.66	$11.29	$11.72
Class 1A:	Net assets	$1,457	$10	$4,436
	Shares outstanding	137	1	380	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.29	$11.67
Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56
Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74
Class 4:	Net assets	$41,211	$42,438	$237,410
	Shares outstanding	3,922	3,843	20,566	Not applicable	Not applicable
	Net asset value per share	$10.51	$11.04	$11.54
Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28
Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	243

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83
Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

[1]	Amount less than one thousand.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$46,323	$15,804	$147,085	$89,313	$27,447
Affiliated issuers	103	68	479	191	115
	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161
	46,731	16,437	148,789	89,926	30,870
Fees and expenses[1]:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	— [2]	3	1	— [2]
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees’ compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590
Other	3	40	16	4	31
Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	—	—	3,938
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	—	—	3,938
Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880
Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	—	—	—	—	(101)
Forward currency contracts	—	—	—	(86)	(8)
Swap contracts	—	—	—	—	—
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	562,918	639,391	2,916,897	1,014,178	239,174
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	86	123
Swap contracts	—	—	—	—	—
Currency translations	(198)	152	(146)	(137)	112
	383,516	(70,897)	1,964,759	(577,645)	174,220
Net realized gain (loss) and unrealized appreciation (depreciation)	946,434	568,494	4,881,656	436,533	413,394
Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	245

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[3]	Capital World Growth and Income Fund[4]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$102,509	$23,856	$314,140	$21,845	$18,312
Affiliated issuers	70	26	486	19	29
	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22
	102,738	25,114	316,588	22,281	20,200
Fees and expenses[1]:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	— [2]	3	— [2]	— [2]
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees’ compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53
Other	4	1	16	1	4
Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	—	—	1,444
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	2,805	889	—	—	1,444
Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765
Net investment income (loss)	77,877	16,801	236,996	16,881	17,435
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	—	—	—	—	(1,194)
Forward currency contracts	—	—	—	—	(17)
Swap contracts	—	—	—	—	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	2,259,141	397,808	1,973,477	88,835	35,044
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	—	—	—	—	524
Forward currency contracts	—	—	—	—	21
Swap contracts	—	—	—	—	485
Currency translations	(5)	(77)	(470)	(44)	(62)
	(922,321)	(202,049)	3,135,793	(4,169)	55,070
Net realized gain (loss) and unrealized appreciation (depreciation)	1,336,820	195,759	5,109,270	84,666	90,114
Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High-Income Trust[6]
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$195,198	$3,376	$—	$6	$586
Affiliated issuers	4,051	12	990	81	12
	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	—	—	—
	302,995	4,572	116,878	27,928	25,417
Fees and expenses[1]:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	— [2]	1	— [2]	— [2]
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees’ compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10
Other	16	1	5	8	7
Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	3,839	1,137	294
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	3,839	1,137	294
Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101
Net investment income (loss)	236,810	2,424	90,981	20,849	22,316
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	— [2]	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	—	(485)	5,716	(12,193)	—
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	— [2]
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,235,737	17,739	26,991	18,337	(2,293)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	—	(22)	2,696	(6,357)	—
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)
	1,518,448	5,665	(199,010)	(114,063)	36,667
Net realized gain (loss) and unrealized appreciation (depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374
Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—		$—	$—	$—
Affiliated issuers	—	—		—	750	123
	—	—		—	750	123
Interest from unaffiliated issuers	1,346	176		16,265	4	1
Securities lending income (net of fees)	—	—		—	—	—
	1,346	176		16,265	754	124
Fees and expenses[1]:
Investment advisory services	686	576		3,708	430	125
Distribution services	122	398		2,110	704	207
Insurance administrative services	51	50		318	718	209
Transfer agent services	— [2]	—	[2]	— [2]	— [2]	— [2]
Administrative services	49	54		313	—	—
Accounting and administrative services	—	—		—	42	36
Reports to shareholders	3	5		28	5	2
Registration statement and prospectus	63	5		17	4	2
Trustees’ compensation	1	1		6	1	— [2]
Auditing and legal	— [2]	—	[2]	1	— [2]	— [2]
Custodian	10	—	[2]	17	3	3
Other	— [2]	—	[2]	1	1	1
Total fees and expenses before waivers/reimbursements	985	1,089		6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	—		552	144	42
Miscellaneous fee reimbursements	—	—		—	—	17
Total waivers/reimbursements of fees and expenses	311	—		552	144	59
Total fees and expenses after waivers/reimbursements	674	1,089		5,967	1,764	526
Net investment income (loss)	672	(913)		10,298	(1,010)	(402)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(188)	—	[2]	(25,715)	—	—
Affiliated issuers	—	—		—	24,401	1,751
Futures contracts	984	—		5,073	(13,268)	(1,192)
Forward currency contracts	—	—		—	—	—
Swap contracts	292	—		48,313	—	—
Currency transactions	—	—		—	6	2
Capital gain distributions received from affiliated issuers	—	—		—	66,104	694
	1,088	—	[2]	27,671	77,243	1,255
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)		(35,475)	(671)	(72)
Affiliated issuers	—	—		—	(33,724)	3,887
Futures contracts	(258)	—		(1,481)	174	(178)
Forward currency contracts	—	—		—	—	—
Swap contracts	858	—		(32,661)	—	—
Currency translations	—	—		—	—	—
	(3,758)	(12)		(69,617)	(34,221)	3,637
Net realized gain (loss) and unrealized appreciation (depreciation)	(2,670)	(12)		(41,946)	43,022	4,892
Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)		$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	1,268	9,140	8,944
	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	—	—	—
	1,271	9,158	8,966
Fees and expenses[1]:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	— [2]	— [2]	— [2]
Administrative services	—	—	—
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees’ compensation	1	7	8
Auditing and legal	— [2]	1	1
Custodian	3	4	4
Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	102	626	700
Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526
Net investment income (loss)	157	4,252	440
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(43,319)	—
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	22,798	176,172	121,354
Net realized gain (loss) and unrealized appreciation (depreciation)	30,781	209,175	228,511
Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Blue Chip Income and Growth Fund.
[4]	Formerly Global Growth and Income Fund.
[5]	Formerly Bond Fund.
[6]	Formerly High-Income Bond Fund.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$15,946	$29,220	$(7,764)	$(9,129)	$46,758	$91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178
Net increase (decrease) in net assets resulting from operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520
Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)
Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)
Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385
Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

	International Fund		New World Fund		Washington Mutual Investors Fund[2]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$54,875	$53,872	$14,990	$15,078	$77,877	$162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522
Net increase (decrease) in net assets resulting from operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414
Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)
Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)
Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705
Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund[3]		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$16,801	$25,233	$236,996	$485,987	$16,881	$21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625
Net increase (decrease) in net assets resulting from operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912
Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)
Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)
Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)
Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$17,435	$27,894	$236,810	$449,205	$2,424	$4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683
Net increase (decrease) in net assets resulting from operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363
Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)
Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)
Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182
Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$90,981	$202,752	$20,849	$41,768	$22,316	$56,258
Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)
Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323
Net increase (decrease) in net assets resulting from operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694
Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)
Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)
Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)
Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[7]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$672	$2,446	$(913)	$(171)	$10,298	$20,216
Net realized gain (loss)	1,088	12,009	— [6]	—	27,671	187,696
Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889
Net increase (decrease) in net assets resulting from operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801
Distributions paid to shareholders	(11,658)	(4,820)	—	(737)	(185,422)	(77,781)
Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)
Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)
Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund[8]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$(1,010)	$962	$(402)	$662	$157	$4,092
Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)
Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976
Net increase (decrease) in net assets resulting from operations	42,012	139,372	4,490	5,849	30,938	(3,260)
Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)
Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085
Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)
Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435
End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$4,252	$27,259	$440	$30,915
Net realized gain (loss)	33,003	38,669	107,157	(41,687)
Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153
Net increase (decrease) in net assets resulting from operations	213,427	211,622	228,951	150,381
Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)
Net capital share transactions	2,885	114,037	(118,439)	(57,436)
Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)
Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504
End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

[1]	Unaudited
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Amount less than one thousand.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	253

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

254	American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	255

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,901,017	$—	$—	$2,901,017
Consumer discretionary	1,711,163	—	—	1,711,163
Health care	1,098,520	—	—	1,098,520
Communication services	892,157	13,180	—	905,337
Financials	825,606	—	—	825,606
Consumer staples	514,524	—	—	514,524
Industrials	326,389	—	—	326,389
Materials	164,757	—	—	164,757
Energy	102,862	—	—	102,862
Real estate	34,101	—	—	34,101
Utilities	17,082	—	—	17,082
Preferred securities	272,014	—	—	272,014
Short-term securities	526,889	—	—	526,889
Total	$9,387,081	$13,180	$—	$9,400,261

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,192,508	$—	$1,418	$1,193,926
Health care	1,007,569	—	3	1,007,572
Consumer discretionary	892,834	35,119	—	927,953
Industrials	796,800	—	—	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	—	—	135,810
Materials	128,417	—	—	128,417
Communication services	104,814	—	—	104,814
Utilities	78,142	—	—	78,142
Real estate	60,811	—	—	60,811
Energy	22,188	—	13,392	35,580
Preferred securities	22,095	—	76,268	98,363
Rights & warrants	—	28,173	—	28,173
Short-term securities	288,958	—	—	288,958
Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2021
Investment securities	$103,891	$—	$67,801	$(28,877)	$—	$(12,019)	$—	$130,796
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$8,254

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

258	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
Common stocks	$54,528		Price/Cash flow multiple	11.3x	11.3x	Increase
		Market comparable companies	DLOM	25%	25%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
			Price/Sales multiple	17.3x	17.3x	Increase
Preferred securities	76,268	Market comparable companies	EV/Sales multiple	21.1x	21.1x	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			Revenue growth rate	86%	86%	Increase
Total	$130,796

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,485,387	$—	$6,765	$9,492,152
Communication services	8,664,763	—	—	8,664,763
Consumer discretionary	7,424,184	—	—	7,424,184
Health care	5,303,247	—	44,823	5,348,070
Industrials	3,638,141	—	—	3,638,141
Financials	2,695,927	—	—	2,695,927
Consumer staples	1,355,571	—	—	1,355,571
Materials	1,235,736	—	—	1,235,736
Energy	945,591	—	—	945,591
Utilities	249,490	—	—	249,490
Real estate	95,702	—	—	95,702
Preferred securities	34,751	—	37,008	71,759
Convertible bonds & notes	—	—	25,195	25,195
Short-term securities	1,123,350	—	—	1,123,350
Total	$42,251,840	$—	$113,791	$42,365,631

American Funds Insurance Series	259

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,009,077	$—	$—	$2,009,077
Health care	1,259,197	—	6	1,259,203
Industrials	1,251,508	—	—	1,251,508
Consumer discretionary	1,188,916	—	—	1,188,916
Information technology	1,052,541	—	—	1,052,541
Materials	778,053	—	—	778,053
Energy	736,123	—	—	736,123
Communication services	640,447	31,810	—	672,257
Consumer staples	291,612	—	—	291,612
Utilities	273,033	—	—	273,033
Real estate	17,067	—	—	17,067
Preferred securities	183,730	—	—	183,730
Rights & warrants	—	26,057	—	26,057
Short-term securities	262,095	—	—	262,095
Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$914,210	$—	$496	$914,706
Health care	591,042	—	1	591,043
Consumer discretionary	584,089	—	—	584,089
Financials	546,496	—	—	546,496
Communication services	436,323	8,552	—	444,875
Materials	314,689	—	—	314,689
Industrials	274,374	—	—	274,374
Consumer staples	234,831	—	—	234,831
Energy	143,355	—	—	143,355
Real estate	89,849	—	—	89,849
Utilities	75,265	—	—	75,265
Preferred securities	39,190	—	14,736	53,926
Rights & warrants	97	8,721	—	8,818
Bonds, notes & other debt instruments	—	118,547	—	118,547
Short-term securities	238,312	—	—	238,312
Total	$4,482,122	$135,820	$15,233	$4,633,175

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$147	$—	$—	$147
Unrealized appreciation on open forward currency contracts	—	69	—	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	—	—	(157)
Total	$(10)	$69	$—	$59

*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 1.

260	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$437,858	$—	$—	$437,858
Financials	345,398	—	—	345,398
Consumer discretionary	286,441	—	—	286,441
Health care	263,125	—	—	263,125
Communication services	245,461	—	—	245,461
Industrials	196,049	—	—	196,049
Consumer staples	141,552	—	—	141,552
Materials	134,666	—	—	134,666
Energy	65,162	—	—	65,162
Utilities	64,095	—	—	64,095
Real estate	51,037	—	—	51,037
Preferred securities	21,224	—	—	21,224
Rights & warrants	37	—	—	37
Convertible stocks	2,533	3,030	—	5,563
Convertible bonds & notes	—	4,635	—	4,635
Bonds, notes & other debt instruments	—	8,607	—	8,607
Short-term securities	99,886	—	—	99,886
Total	$2,354,524	$16,272	$—	$2,370,796

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,112,848	$—	$—	$9,112,848
Communication services	6,876,506	—	—	6,876,506
Health care	4,632,505	—	—	4,632,505
Industrials	4,215,801	—	—	4,215,801
Financials	4,138,860	—	—	4,138,860
Consumer discretionary	3,592,797	—	—	3,592,797
Materials	2,001,298	—	—	2,001,298
Consumer staples	1,800,227	—	—	1,800,227
Energy	1,235,860	—	—	1,235,860
Real estate	1,050,508	—	—	1,050,508
Utilities	951,664	—	—	951,664
Convertible stocks	435,767	—	—	435,767
Bonds, notes & other debt instruments	—	13,983	—	13,983
Short-term securities	1,051,842	—	—	1,051,842
Total	$41,096,483	$13,983	$—	$41,110,466

American Funds Insurance Series	261

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$235,849	$—	$—	$235,849
Consumer discretionary	181,636	—	—	181,636
Health care	132,269	—	4	132,273
Materials	126,986	—	—	126,986
Communication services	124,953	—	—	124,953
Industrials	116,228	—	—	116,228
Information technology	115,319	—	—	115,319
Consumer staples	97,760	—	—	97,760
Utilities	57,845	—	—	57,845
Energy	42,766	—	—	42,766
Real estate	36,475	—	—	36,475
Preferred securities	13,083	—	—	13,083
Bonds, notes & other debt instruments	—	8,551	—	8,551
Short-term securities	68,410	—	—	68,410
Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$161,170	$—	$—	$161,170
Information technology	99,453	—	—	99,453
Consumer staples	95,525	—	—	95,525
Health care	86,290	—	—	86,290
Real estate	76,977	—	—	76,977
Utilities	72,374	—	—	72,374
Energy	52,158	—	—	52,158
Materials	49,491	—	—	49,491
Communication services	47,847	—	—	47,847
Industrials	40,439	—	—	40,439
Consumer discretionary	26,508	—	—	26,508
Preferred securities	2,016	—	—	2,016
Rights & warrants	5	—	—	5
Convertible stocks	11,134	—	—	11,134
Investment funds	30,524	—	—	30,524
Convertible bonds & notes	—	536	—	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	81,573	—	81,573
Mortgage-backed obligations	—	35,766	—	35,766
Corporate bonds, notes & loans	—	25,440	—	25,440
Asset-backed obligations	—	5,779	—	5,779
Bonds & notes of governments & government agencies outside the U.S.	—	879	—	879
Municipals	—	265	—	265
Short-term securities	49,140	—	—	49,140
Total	$901,051	$150,238	$—	$1,051,289

262	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$522	$—	$—	$522
Unrealized appreciation on interest rate swaps	—	1,167	—	1,167
Unrealized appreciation on credit default swaps	—	39	—	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$474	$1,205	$—	$1,679

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,065,489	$—	$—	$5,065,489
Financials	3,804,933	—	482	3,805,415
Health care	2,830,967	—	19,795	2,850,762
Consumer discretionary	2,661,235	—	—	2,661,235
Communication services	1,990,309	—	—	1,990,309
Consumer staples	1,946,633	—	—	1,946,633
Materials	1,485,489	—	—	1,485,489
Industrials	1,115,187	—	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	—	—	603,494
Utilities	222,883	—	—	222,883
Preferred securities	—	—	317	317
Rights & warrants	395	—	—	395
Convertible stocks	110,813	47,698	—	158,511
Investment funds	1,681,198	—	—	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,313,837	—	2,313,837
Corporate bonds, notes & loans	—	2,260,005	4,961	2,264,966
Mortgage-backed obligations	—	1,788,498	—	1,788,498
Asset-backed obligations	—	310,904	—	310,904
Bonds & notes of governments & government agencies outside the U.S.	—	57,726	—	57,726
Federal agency bonds & notes	—	36,357	—	36,357
Municipals	—	29,080	—	29,080
Short-term securities	2,439,395	—	—	2,439,395
Total	$26,747,579	$6,846,956	$39,834	$33,634,369

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$901	$—	$—	$901
Unrealized appreciation on interest rate swaps	—	862	—	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	—	—	(4,764)
Unrealized depreciation on credit default swaps	—	(382)	—	(382)
Total	$(3,863)	$480	$—	$(3,383)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	263

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$63,030	$—	$—	$63,030
Health care	40,599	—	—	40,599
Financials	35,877	—	—	35,877
Consumer discretionary	33,324	—	—	33,324
Consumer staples	30,665	—	—	30,665
Industrials	23,765	—	—	23,765
Materials	13,670	—	—	13,670
Communication services	12,599	—	—	12,599
Real estate	11,451	—	—	11,451
Energy	10,449	—	—	10,449
Utilities	4,174	—	—	4,174
Preferred securities	1,683	—	—	1,683
Convertible stocks	1,646	—	—	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	64,131	—	64,131
U.S. Treasury bonds & notes	—	48,092	—	48,092
Corporate bonds, notes & loans	—	21,342	—	21,342
Mortgage-backed obligations	—	3,638	—	3,638
Municipals	—	185	—	185
Asset-backed obligations	—	87	—	87
Short-term securities	29,578	5,836	—	35,414
Total	$312,510	$143,311	$—	$455,821

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12	$—	$—	$12
Unrealized appreciation on open forward currency contracts	—	193	—	193
Unrealized appreciation on interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	—	—	(40)
Unrealized depreciation on open forward currency contracts	—	(217)	—	(217)
Unrealized depreciation on interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on credit default swaps	—	(5)	—	(5)
Total	$(28)	$(67)	$—	$(95)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,481,108	$—	$6,481,108
Corporate bonds, notes & loans	—	3,967,956	—	3,967,956
Mortgage-backed obligations	—	1,451,531	—	1,451,531
Asset-backed obligations	—	437,918	—	437,918
Municipals	—	223,416	—	223,416
Bonds & notes of governments & government agencies outside the U.S.	—	107,689	—	107,689
Federal agency bonds & notes	—	12,620	—	12,620
Short-term securities	1,153,143	—	—	1,153,143
Total	$1,153,143	$12,682,238	$—	$13,835,381

264	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,162	$—	$—	$15,162
Unrealized appreciation on open forward currency contracts	—	97	—	97
Unrealized appreciation on credit default swaps	—	88	—	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	—	—	(21,263)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on interest rate swaps	—	(11,390)	—	(11,390)
Total	$(6,101)	$(11,213)	$—	$(17,314)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$363,820	$—	$363,820
Japanese yen	—	217,699	—	217,699
Chinese yuan renminbi	—	193,519	—	193,519
British pounds	—	71,863	—	71,863
Danish kroner	—	53,121	—	53,121
Brazilian reais	—	51,869	—	51,869
Canadian dollars	—	44,977	—	44,977
Mexican pesos	—	41,782	—	41,782
Russian rubles	—	35,773	—	35,773
Australian dollars	—	26,330	—	26,330
Malaysian ringgits	—	23,238	—	23,238
Indonesian rupiah	—	14,966	—	14,966
Colombian pesos	—	11,196	—	11,196
South Korean won	—	9,283	—	9,283
Indian rupees	—	8,078	—	8,078
Czech korunas	—	7,920	—	7,920
Ukrainian hryvnia	—	7,508	—	7,508
Norwegian kroner	—	6,735	—	6,735
Ghanaian cedi	—	2,723	—	2,723
South African rand	—	2,358	—	2,358
Peruvian nuevos soles	—	1,631	—	1,631
Polish zloty	—	1,407	—	1,407
Romanian leu	—	1,295	—	1,295
U.S. dollars	—	790,146	80	790,226
Preferred securities	—	—	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	—	—	41
Short-term securities	123,872	29,145	—	153,017
Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series	265

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$730	$—	$—	$730
Unrealized appreciation on open forward currency contracts	—	2,433	—	2,433
Unrealized appreciation on interest rate swaps	—	276	—	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	—	—	(981)
Unrealized depreciation on open forward currency contracts	—	(8,434)	—	(8,434)
Unrealized depreciation on interest rate swaps	—	(804)	—	(804)
Unrealized depreciation on credit default swaps	—	(205)	—	(205)
Total	$(251)	$(6,734)	$—	$(6,985)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$927,106	$4,737	$931,843
Other	—	1,129	—	1,129
Convertible bonds & notes	—	3,637	70	3,707
Convertible stocks	340	519	—	859
Common stocks	21,886	6,523	31,967	60,376
Preferred securities	—	2,143	719	2,862
Rights & warrants	786	620	—1	1,406
Short-term securities	62,665	—	—	62,665
Total	$85,677	$941,677	$37,493	$1,064,847

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(234)	$—	$—	$(234)
Unrealized depreciation on credit default swaps	—	(219)	—	(219)
Total	$(234)	$(219)	$—	$(453)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized loss[4]	Unrealized appreciation[4]	Transfers out of Level 3[3]	Ending value at 6/30/2021
Investment securities	$28,783	$—	$656	$(855)	$(7,021)	$16,275	$(345)	$37,493
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$9,194

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

266	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
				Expected sale proceeds	N/A	N/A	N/A
			Estimated recovery	Exchange terms	N/A	N/A	N/A
Bonds, notes & other debt instruments	$4,737		value	Vendor price	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	70		Transaction price	N/A	N/A	N/A	N/A
				N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
			Estimated recovery	Risk discount	90%	90%	Decrease
			value	Par value	N/A	N/A	N/A
				Adjustment based on market decline	20%	20%	Decrease
				EV/EBITDA multiple	5.9x	5.9x	Increase
Common stocks	31,967			EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase
			Market comparable companies	Discount to EV/EBITDA less CapEx multiple	21%	21%	Decrease
				DLOM	16 - 21%	19%	Decrease
			Recent market	Vendor price	N/A	N/A	N/A
			information	DLOM	16%	16%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Preferred securities	719		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
				DLOM	30%	30%	Decrease
Rights & warrants	—	[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$37,493

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series	267

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$191,785	$—	$191,785
U.S. Treasury bonds & notes	—	58,655	—	58,655
Asset-backed obligations	—	11,302	—	11,302
Bonds & notes of governments & government agencies outside the U.S.	—	867	—	867
Federal agency bonds & notes	—	285	—	285
Corporate bonds, notes & loans	—	253	—	253
Short-term securities	—	178,423	—	178,423
Total	$—	$441,570	$—	$441,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$45	$—	$—	$45
Unrealized appreciation on interest rate swaps	—	2,072	—	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	—	—	(270)
Total	$(225)	$2,072	$—	$1,847

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,064,145	$—	$1,064,145
Mortgage-backed obligations	—	356,523	—	356,523
Federal agency bonds & notes	—	265,578	—	265,578
Short-term securities	—	501,987	—	501,987
Total	$—	$2,188,233	$—	$2,188,233

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on interest rate swaps	—	5,702	—	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	—	—	(4,263)
Unrealized depreciation on interest rate swaps	—	(10,883)	—	(10,883)
Total	$(1,521)	$(5,181)	$—	$(6,702)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

268	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series	269

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270	American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series	271

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272	American Funds Insurance Series

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series	273

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$43,575	$44,595	$37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	—	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	—	67,665
Capital World Growth and Income Fund	12,432	12,943	—	11,649
Growth-Income Fund	75,628	77,195	—	69,475
International Growth and Income Fund	671	705	—	634
Capital Income Builder	638	651	—	586
Asset Allocation Fund	25,453	26,046	—	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

274	American Funds Insurance Series

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

American Funds Insurance Series	275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276	American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(86)	Net unrealized appreciation on forward currency contracts	$86

See end of tables for footnotes.

American Funds Insurance Series	277

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$147	Unrealized depreciation[1]	$157
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	Unrealized depreciation on open forward currency contracts	—
			$216		$157

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(101)	Net unrealized appreciation on futures contracts	$—
Forward currency	Currency	Net realized loss on forward currency contracts	(8)	Net unrealized appreciation on forward currency contracts	123
			$(109)		$123

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$522	Unrealized depreciation[1]	$48
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1
Swap	Interest	Unrealized appreciation[1]	1,167	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	39	Unrealized depreciation[1]	—
			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,194)	Net unrealized appreciation on futures contracts	$524
Forward currency	Currency	Net realized loss on forward currency contracts	(17)	Net unrealized appreciation on forward currency contracts	21
Swap	Interest	Net realized gain on swap contracts	371	Net unrealized appreciation on swap contracts	598
Swap	Credit	Net realized gain on swap contracts	239	Net unrealized depreciation on swap contracts	(113)
			$(601)		$1,030

See end of tables for footnotes.

278	American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$901	Unrealized depreciation[1]	$4,764
Swap	Interest	Unrealized appreciation[1]	862	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	382
			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(916)	Net unrealized depreciation on futures contracts	$(3,091)
Swap	Interest	Net realized gain on swap contracts	1,076	Net unrealized appreciation on swap contracts	66
Swap	Credit	Net realized loss on swap contracts	(1,306)	Net unrealized depreciation on swap contracts	(382)
			$(1,146)		$(3,407)

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12	Unrealized depreciation[1]	$40
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	193	Unrealized depreciation on open forward currency contracts	217
Swap	Interest	Unrealized appreciation[1]	13	Unrealized depreciation[1]	51
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
			$218		$313

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$160	Net unrealized depreciation on futures contracts	$(31)
Forward currency	Currency	Net realized loss on forward currency contracts	(485)	Net unrealized depreciation on forward currency contracts	(22)
Swap	Interest	Net realized gain on swap contracts	17	Net unrealized depreciation on swap contracts	(59)
Swap	Credit	Net realized loss on swap contracts	(15)	Net unrealized depreciation on swap contracts	(5)
			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series	279

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15,162	Unrealized depreciation[1]	$21,263
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	97	Unrealized depreciation on open forward currency contracts	8
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	11,390
Swap	Credit	Unrealized appreciation[1]	88	Unrealized depreciation[1]	—
			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,928	Net unrealized depreciation on futures contracts	$(12,908)
Forward currency	Currency	Net realized gain on forward currency contracts	5,716	Net unrealized appreciation on forward currency contracts	2,696
Swap	Interest	Net realized loss on swap contracts	(15,071)	Net unrealized appreciation on swap contracts	13,671
Swap	Credit	Net realized gain on swap contracts	120	Net unrealized appreciation on swap contracts	88
			$11,693		$3,547

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$730	Unrealized depreciation[1]	$981
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,433	Unrealized depreciation on open forward currency contracts	8,434
Swap	Interest	Unrealized appreciation[1]	276	Unrealized depreciation[1]	804
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	205
			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,448)	Net unrealized depreciation on futures contracts	$(404)
Forward currency	Currency	Net realized loss on forward currency contracts	(12,193)	Net unrealized depreciation on forward currency contracts	(6,357)
Swap	Interest	Net realized loss on swap contracts	(146)	Net unrealized depreciation on swap contracts	(464)
Swap	Credit	Net realized loss on swap contracts	(916)	Net unrealized appreciation on swap contracts	462
			$(15,703)		$(6,763)

See end of tables for footnotes.

280	American Funds Insurance Series

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$234
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	219
			$—		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$628	Net unrealized depreciation on futures contracts	$(215)
Swap	Credit	Net realized loss on swap contracts	(2,192)	Net unrealized appreciation on swap contracts	502
			$(1,564)		$287

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$45	Unrealized depreciation[1]	$270
Swap	Interest	Unrealized appreciation[1]	2,072	Unrealized depreciation[1]	—
			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$984	Net unrealized depreciation on futures contracts	$(258)
Swap	Interest	Net realized gain on swap contracts	292	Net unrealized appreciation on swap contracts	858
			$1,276		$600

See end of tables for footnotes.

American Funds Insurance Series	281

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$4,263
Swap	Interest	Unrealized appreciation[1]	5,702	Unrealized depreciation[1]	10,883
			$8,444		$15,146

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$5,073	Net unrealized depreciation on futures contracts	$(1,481)
Swap	Interest	Net realized gain on swap contracts	48,313	Net unrealized depreciation on swap contracts	(32,661)
			$53,386		$(34,142)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,241	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	378	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(135)
			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(671)
Futures	Currency	Net realized gain on futures contracts	31	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(12,919)	Net unrealized appreciation on futures contracts	378
Futures	Interest	Net realized loss on futures contracts	(380)	Net unrealized depreciation on futures contracts	(204)
			$(13,268)		$(497)

See end of tables for footnotes.

282	American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$600	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(124)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(33)
			$600		$(157)

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(72)
Futures	Currency	Net realized gain on futures contracts	130	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(1,221)	Net unrealized depreciation on futures contracts	(124)
Futures	Interest	Net realized loss on futures contracts	(101)	Net unrealized depreciation on futures contracts	(54)
			$(1,192)		$(250)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,660	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	285	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(83)
			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(456)
Futures	Currency	Net realized gain on futures contracts	6	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(7,660)	Net unrealized appreciation on futures contracts	285
Futures	Interest	Net realized loss on futures contracts	(409)	Net unrealized depreciation on futures contracts	(121)
			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series	283

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$9,444	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	1,597	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(608)
			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(43,319)	Net unrealized appreciation on investments in unaffiliated issuers	$772
Futures	Currency	Net realized gain on futures contracts	132	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(2,180)	Net unrealized depreciation on futures contracts	(1,040)
Futures	Interest	Net realized loss on futures contracts	(1,816)	Net unrealized depreciation on futures contracts	(949)
			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,562	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	419	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(540)
			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(741)
Futures	Currency	Net realized gain on futures contracts	191	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(20,861)	Net unrealized appreciation on futures contracts	419
Futures	Interest	Net realized loss on futures contracts	(1,953)	Net unrealized depreciation on futures contracts	(898)
			$(22,623)		$(1,220)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

284	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$69	$—	$—	$—	$69

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
HSBC Bank	$1	$—	$—	$—	$1

See end of tables for footnote.

American Funds Insurance Series	285

Global Balanced Fund

	Gross amount recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$10	$(10)	$—	$—	$—
Bank of New York Mellon	12	—	—	—	12
Citibank	2	(2)	—	—	—
Goldman Sachs	27	(26)	—	—	1
HSBC Bank	61	(12)	—	—	49
Morgan Stanley	29	(4)	—	—	25
Standard Chartered Bank	29	(22)	—	—	7
UBS AG	23	—	—	—	23
Total	$193	$(76)	$—	$—	$117
Liabilities:
Bank of America	$20	$(10)	$—	$—	$10
Citibank	133	(2)	—	—	131
Goldman Sachs	26	(26)	—	—	—
HSBC Bank	12	(12)	—	—	—
Morgan Stanley	4	(4)	—	—	—
Standard Chartered Bank	22	(22)	—	—	—
Total	$217	$(76)	$—	$—	$141

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Goldman Sachs	$90	$—	$—	$—	$90
Morgan Stanley	7	(7)	—	—	—
Total	$97	$(7)	$—	$—	$90
Liabilities:
Morgan Stanley	$8	$(7)	$—	$—	$1

See end of tables for footnote.

286	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$123	$(123)	$—	$—	$—
Bank of New York Mellon	80	—	—	—	80
Barclays Bank PLC	67	—	—	—	67
Citibank	367	(367)	—	—	—
Goldman Sachs	265	(265)	—	—	—
HSBC Bank	423	(423)	—	—	—
JPMorgan Chase	93	(55)	—	—	38
Morgan Stanley	344	(62)	—	(282)	—
Standard Chartered Bank	620	(620)	—	—	—
UBS AG	51	(37)	—	—	14
Total	$2,433	$(1,952)	$—	$(282)	$199
Liabilities:
Bank of America	$540	$(123)	$(301)	$—	$116
Citibank	1,203	(367)	(763)	—	73
Goldman Sachs	1,153	(265)	(784)	—	104
HSBC Bank	1,562	(423)	(1,139)	—	—
JPMorgan Chase	55	(55)	—	—	—
Morgan Stanley	62	(62)	—	—	—
Standard Chartered Bank	3,822	(620)	(3,202)	—	—
UBS AG	37	(37)	—	—	—
Total	$8,434	$(1,952)	$(6,189)	$—	$293

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	287

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2020:
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
As of June 30, 2021:
Gross unrealized appreciation on investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation (depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817
Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2020:
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
As of June 30, 2021:
Gross unrealized appreciation on investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation (depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715
Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2020:
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
As of June 30, 2021:
Gross unrealized appreciation on investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation (depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347
Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2020:
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation (depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,038	$193,074	$204,112	$16,383	$73,033	$89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190
Total	$23,270	$445,869	$469,139	$30,528	$194,061	$224,589

American Funds Insurance Series	289

Global Small Capitalization Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$55,655	$55,655	$5,414	$120,074	$125,488
Class 1A	—	39	39	2	42	44
Class 2	—	60,246	60,246	5,373	140,495	145,868
Class 4	—	7,215	7,215	408	12,682	13,090
Total	$—	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$117,454	$2,073,422	$2,190,876	$68,600	$285,315	$353,915
Class 1A	490	9,031	9,521	141	547	688
Class 2	139,683	2,610,409	2,750,092	53,722	404,657	458,379
Class 3	1,909	35,107	37,016	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870
Total	$277,019	$5,068,520	$5,345,539	$126,952	$738,193	$865,145

International Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,155	$—	$3,155	$44,223	$—	$44,223
Class 1A	2	—	2	56	—	56
Class 2	808	—	808	25,688	—	25,688
Class 3	7	—	7	157	—	157
Class 4	—	—	—	1,591	—	1,591
Total	$3,972	$—	$3,972	$71,715	$—	$71,715

New World Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,440	$78,257	$84,697	$16,847	$8,752	$25,599
Class 1A	16	273	289	48	26	74
Class 2	2,577	36,498	39,075	6,570	4,233	10,803
Class 4	1,718	28,566	30,284	4,454	3,019	7,473
Total	$10,751	$143,594	$154,345	$27,919	$16,030	$43,949

290	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,333	$—	$23,333	$100,756	$61,517	$162,273
Class 1A	387	—	387	350	134	484
Class 2	11,499	—	11,499	48,936	34,662	83,598
Class 4	3,024	—	3,024	10,866	7,992	18,858
Total	$38,243	$—	$38,243	$160,908	$104,305	$265,213

Capital World Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,716	$16,997	$18,713	$8,987	$15,679	$24,666
Class 1A	6	67	73	28	53	81
Class 2	2,484	29,988	32,472	15,537	32,112	47,649
Class 4	318	4,436	4,754	1,576	3,612	5,188
Total	$4,524	$51,488	$56,012	$26,128	$51,456	$77,584

Growth-Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$99,866	$239,575	$339,441	$381,174	$482,142	$863,316
Class 1A	71	185	256	211	265	476
Class 2	55,071	145,765	200,836	207,651	305,445	513,096
Class 3	612	1,578	2,190	2,378	3,413	5,791
Class 4	5,728	16,418	22,146	17,727	29,072	46,799
Total	$161,348	$403,521	$564,869	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,002	$—	$4,002	$17,264	$—	$17,264
Class 1A	13	—	13	38	—	38
Class 2	682	—	682	2,910	—	2,910
Class 4	334	—	334	1,255	—	1,255
Total	$5,031	$—	$5,031	$21,467	$—	$21,467

Capital Income Builder

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,287	$—	$6,287	$17,286	$—	$17,286
Class 1A	69	—	69	161	—	161
Class 2	94	—	94	181	—	181
Class 4	4,338	—	4,338	11,369	—	11,369
Total	$10,788	$—	$10,788	$28,997	$—	$28,997

American Funds Insurance Series	291

Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,249	$579,353	$743,602	$333,238	$79,610	$412,848
Class 1A	124	457	581	213	51	264
Class 2	41,744	154,751	196,495	80,906	22,747	103,653
Class 3	267	976	1,243	520	141	661
Class 4	42,398	164,028	206,426	67,789	21,221	89,010
Total	$248,782	$899,565	$1,148,347	$482,666	$123,770	$606,436

Global Balanced Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164	$502	$666	$1,746	$5,085	$6,831
Class 1A	5	15	20	29	99	128
Class 2	303	925	1,228	2,128	7,631	9,759
Class 4	175	536	711	844	3,811	4,655
Total	$647	$1,978	$2,625	$4,747	$16,626	$21,373

The Bond Fund of America

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$181,262	$133,858	$315,120	$185,412	$25,238	$210,650
Class 1A	258	193	451	224	31	255
Class 2	92,606	69,578	162,184	96,166	14,478	110,644
Class 4	19,437	14,777	34,214	15,659	2,303	17,962
Total	$293,563	$218,406	$511,969	$297,461	$42,050	$339,511

Capital World Bond Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,468	$10,279	$30,747	$30,575	$4,335	$34,910
Class 1A	13	7	20	16	3	19
Class 2	21,199	10,855	32,054	24,602	3,871	28,473
Class 4	1,170	612	1,782	1,252	206	1,458
Total	$42,850	$21,753	$64,603	$56,445	$8,415	$64,860

292	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$926	$—	$926	$10,071		$—	$10,071
Class 1A	8	—	8	78		—	78
Class 2	4,966	—	4,966	54,086		—	54,086
Class 3	74	—	74	799		—	799
Class 4	588	—	588	4,806		—	4,806
Total	$6,562	$—	$6,562	$69,840		$—	$69,840

American Funds Mortgage Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$5,055	$3,087	$8,142	$3,288		$263	$3,551
Class 1A	30	18	48	13		1	14
Class 2	1,260	784	2,044	722		75	797
Class 4	873	551	1,424	406		52	458
Total	$7,218	$4,440	$11,658	$4,429		$391	$4,820

Ultra-Short Bond Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$104		$—	$104
Class 1A	—	—	—	—	†	—	—	†
Class 2	—	—	—	558		—	558
Class 3	—	—	—	8		—	8
Class 4	—	—	—	67		—	67
Total	$—	$—	$—	$737		$—	$737

U.S. Government Securities Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$24,215	$9,355	$33,570	$12,901		$3,231	$16,132
Class 1A	335	129	464	107		29	136
Class 2	92,923	36,124	129,047	40,852		11,067	51,919
Class 3	602	234	836	318		89	407
Class 4	15,448	6,057	21,505	7,195		1,992	9,187
Total	$133,523	$51,899	$185,422	$61,373		$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series	293

Managed Risk Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$409	$452	$64	$374	$438
Class P2	1,329	23,710	25,039	3,441	21,395	24,836
Total	$1,372	$24,119	$25,491	$3,505	$21,769	$25,274

Managed Risk International Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14	$—	$14	$21	$10	$31
Class P2	917	—	917	1,913	1,303	3,216
Total	$931	$—	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$24	$—	$24	$29	$37	$66
Class P2	4,326	—	4,326	6,006	10,828	16,834
Total	$4,350	$—	$4,350	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21,909	$29,380	$51,289	$37,519	$103,175	$140,694
Class P2	3,122	4,359	7,481	4,874	15,199	20,073
Total	$25,031	$33,739	$58,770	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$80	$—	$80	$58	$146	$204
Class P2	30,961	—	30,961	40,641	105,833	146,474
Total	$31,041	$—	$31,041	$40,699	$105,979	$146,678

†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2021, before waiver	2021, after waiver
Global Growth Fund	.690%	.445%	$.6	$8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	295

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296	American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$537
Class 1A	$—	$16	2
Class 2	5,587	Not applicable	670
Class 4	731	731	88
Total class-specific expenses	$6,318	$747	$1,297

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$370
Class 1A	$—	$2	—	*
Class 2	3,342	Not applicable	401
Class 4	375	375	45
Total class-specific expenses	$3,717	$377	$816

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,444
Class 1A	$—	$93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381
Total class-specific expenses	$29,410	$3,268	$5,997

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$830
Class 1A	$—	$13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65
Total class-specific expenses	$6,093	$552	$1,563

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$359
Class 1A	$—	$23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127
Total class-specific expenses	$2,460	$1,082	$657

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$897
Class 1A	$—	$65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131
Total class-specific expenses	$5,120	$1,158	$1,520

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$103
Class 1A	$—	$4	—	*
Class 2	1,692	Not applicable	203
Class 4	229	229	28
Total class-specific expenses	$1,921	$233	$334

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,565
Class 1A	$—	$22	3
Class 2	18,063	Not applicable	2,167
Class 3	143	Not applicable	24
Class 4	1,918	1,918	230
Total class-specific expenses	$20,124	$1,940	$5,989

See end of tables for footnote.

American Funds Insurance Series	297

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$4	1
Class 2	275	Not applicable	33
Class 4	145	145	17
Total class-specific expenses	$420	$149	$218

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$8	1
Class 2	11	Not applicable	1
Class 4	616	616	74
Total class-specific expenses	$627	$624	$169

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,988
Class 1A	$—	$19	2
Class 2	6,680	Not applicable	802
Class 3	30	Not applicable	5
Class 4	6,795	6,795	815
Total class-specific expenses	$13,505	$6,814	$4,612

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$18
Class 1A	$—	$4	1
Class 2	262	Not applicable	31
Class 4	141	141	17
Total class-specific expenses	$403	$145	$67

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,066
Class 1A	$—	$13	1
Class 2	4,736	Not applicable	568
Class 4	947	947	114
Total class-specific expenses	$5,683	$960	$1,749

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$175
Class 1A	$—	$1	—	*
Class 2	1,310	Not applicable	157
Class 4	75	75	9
Total class-specific expenses	$1,385	$76	$341

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$1	—	*
Class 2	841	Not applicable	101
Class 3	9	Not applicable	2
Class 4	99	100	12
Total class-specific expenses	$949	$101	$134

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$2	—	*
Class 2	73	Not applicable	9
Class 4	49	49	6
Total class-specific expenses	$122	$51	$49

See end of tables for footnote.

298	American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$—	—	*
Class 2	344	Not applicable	41
Class 3	4	Not applicable	1
Class 4	50	50	6
Total class-specific expenses	$398	$50	$54

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$59
Class 1A	$—	$5	1
Class 2	1,788	Not applicable	215
Class 3	9	Not applicable	1
Class 4	313	313	37
Total class-specific expenses	$2,110	$318	$313

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$14
Class P2	$704	704
Total class-specific expenses	$704	$718

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$207	207
Total class-specific expenses	$207	$209

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$447	447
Total class-specific expenses	$447	$449

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,723
Class P2	$405	405
Total class-specific expenses	$405	$3,128

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$3,492	3,492
Total class-specific expenses	$3,492	$3,499

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	299

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$13		$24
Global Small Capitalization Fund	7		8		15
Growth Fund	50		58		108
International Fund	12		16		28
New World Fund	6		6		12
Washington Mutual Investors Fund	12		15		27
Capital World Growth and Income Fund	3		3		6
Growth-Income Fund	49		59		108
International Growth and Income Fund	2		2		4
Capital Income Builder	1		2		3
Asset Allocation Fund	38		46		84
Global Balanced Fund	—	*	1		1
The Bond Fund of America	15		17		32
Capital World Bond Fund	3		3		6
American High-Income Trust	1		1		2
American Funds Mortgage Fund	—	*	1		1
Ultra-Short Bond Fund	—	*	1		1
U.S. Government Securities Fund	3		3		6
Managed Risk Growth Fund	—	*	1		1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	—	*	1		1
Managed Risk Growth-Income Fund	3		4		7
Managed Risk Asset Allocation Fund	4		4		8

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$4,500	$79,532	$26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	—	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series	301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$527,318	11,942	$204,112	4,778	$(158,953)	(3,671)	$572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960
Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$(508,544)	(11,832)	$609,763	14,031

Year ended December 31, 2020

Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265
Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$154,021	4,434	$55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273
Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)

Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582
Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302	American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$1,075,952	8,588	$2,187,676	19,153	$(1,206,674)	(9,637)	$2,056,954	18,104
Class 1A	33,220	269	9,521	84	(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339	(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322	(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232	(121,262)	(1,000)	530,642	4,643
Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130	$(3,068,807)	(24,701)	$3,906,694	35,551

Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966
Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$209,107	8,690	$3,155	126		$(1,067,638)	(43,431)	$(855,376)	(34,615)
Class 1A	2,046	85	2	—	†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33		(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	—	†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	—	—		(33,505)	(1,410)	16,466	695
Total net increase (decrease)	$386,553	16,116	$3,971	159		$(1,423,456)	(58,155)	$(1,032,932)	(41,880)

Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049		$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2		(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204		(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7		(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76		(62,187)	(3,226)	(8,363)	(269)
Total net increase (decrease)	$862,172	49,186	$71,715	3,338		$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	303

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$93,960	2,855	$84,467	2,545	$(96,626)	(2,932)	$81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674
Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$109,484	3,350

Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656
Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$89,775	5,710	$23,179	1,400	$(811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991
Total net increase (decrease)	$282,727	17,909	$38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)

Year ended December 31, 2020

Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342
Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$130,801	7,265	$18,118	1,012	$(68,889)	(3,919)	$80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387
Total net increase (decrease)	$168,057	9,423	$55,418	3,105	$(196,296)	(11,221)	$27,179	1,307

Year ended December 31, 2020

Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894
Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304	American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$433,686	7,284	$338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839
Total net increase (decrease)	$660,507	11,194	$564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)

Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494
Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$29,279	1,443	$3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153
Total net increase (decrease)	$45,289	2,255	$5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)

Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375
Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	305

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$49,189	4,272	$6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664
Total net increase (decrease)	$90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)

Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163
Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$619,470	22,174	$743,601	26,463	$(866,828)	(31,216)	$496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034
Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$845,642	30,041

Year ended December 31, 2020

Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053
Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$4,134	283	$666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972
Total net increase (decrease)	$25,357	1,755	$2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)

Year ended December 31, 2020

Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453
Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$1,938,652	168,484	$312,925	27,791	$(329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837
Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$(490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020

Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420
Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204
Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$(62,631)	(4,786)

Year ended December 31, 2020

Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703
Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	307

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$154,429	14,958	$875	85	$(10,038)	(994)	$145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124
Total net increase (decrease)	$241,122	23,032	$6,511	638	$(91,335)	(8,737)	$156,298	14,933

Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533
Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$22,141	2,002	$8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551
Total net increase (decrease)	$34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449

Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734
Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$5,876	520	$—		—		$(12,519)	(1,108)	$(6,643)	(588)
Class 1A	—	—	—		—		—	—	—	—
Class 2	50,156	4,568	—		—		(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	—		—		(521)	(47)	21	2
Class 4	22,155	2,003	—		—		(19,666)	(1,778)	2,489	225
Total net increase (decrease)	$78,729	7,140	$—		—		$(113,656)	(10,308)	$(34,927)	(3,168)

Year ended December 31, 2020

Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634
Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$34,853	2,735	$32,361	2,771	$(82,460)	(6,462)	$(15,246)	(956)
Class 1A	2,726	213	464	40	(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048	11,192	(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836	72	(855)	(67)	110	15
Class 4	50,451	4,007	21,504	1,868	(80,347)	(6,400)	(8,392)	(525)
Total net increase (decrease)	$163,347	12,901	$184,213	15,943	$(224,914)	(17,844)	$122,646	11,000

Year ended December 31, 2020

Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963
Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$1,457	82	$452	26	$(2,346)	(132)	$(437)	(24)
Class P2	25,688	1,464	25,039	1,458	(32,977)	(1,879)	17,750	1,043
Total net increase (decrease)	$27,145	1,546	$25,491	1,484	$(35,323)	(2,011)	$17,313	1,019

Year ended December 31, 2020

Class P1	$3,987	282	$438	32	$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701
Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	309

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$486	42	$14	1	$(400)	(36)	$100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)
Total net increase (decrease)	$5,887	529	$931	82	$(9,779)	(872)	$(2,961)	(261)

Year ended December 31, 2020

Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164
Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$457	39	$24	2	$(161)	(14)	$320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)
Total net increase (decrease)	$4,418	372	$4,350	359	$(28,269)	(2,409)	$(19,501)	(1,678)

Year ended December 31, 2020

Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107
Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$29,746	2,054	$51,289	3,458	$(76,683)	(5,259)	$4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)
Total net increase (decrease)	$38,525	2,666	$58,770	3,966	$(94,410)	(6,477)	$2,885	155

Year ended December 31, 2020

Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938
Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$595	41	$80	5	$(106)	(7)	$569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)
Total net increase (decrease)	$27,569	1,956	$31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)

Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)
Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$913,466	$900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	—	—	—	—	14	—
Non-U.S. taxes paid on realized gains	179	2,021	—	6,391	737	—
Non-U.S. taxes provided on unrealized appreciation	6,444	12,511	—	24,162	14,066	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	—	61	1,639	(4)
Non-U.S. taxes provided on unrealized appreciation	710	—	—	129	1,684	23

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$—	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	—	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	—	—	—
Non-U.S. taxes paid on realized gains	—	32	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	77	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Growth Fund

Class 1:
6/30/2021[3,4]	$41.16	$.12	$4.67	$4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%[5]	$4,080	.55%[6]		.54%[6]
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630	.56		1.00
Class 1A:
6/30/2021[3,4]	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.62 [5]	14	.80	[6]	.29	[6]
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2	.80	[6]	.39	[6]
Class 2:
6/30/2021[3,4]	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.60 [5]	4,602	.80	[6]	.28	[6]
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483	.81		.76
Class 4:
6/30/2021[3,4]	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.47 [5]	648	1.05	[6]	.04	[6]
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06		.50

See end of tables for footnotes.

American Funds Insurance Series	313

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net (loss) income to average net assets

Global Small Capitalization Fund

Class 1:
6/30/2021[3,4]	$32.64	$(.02)	$3.56	$3.54	$—	$(.77)	$(.77)	$35.41	10.86%[5]	$2,164		.74%[6]		(.13)%[6]
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
Class 1A:
6/30/2021[3,4]	32.49	(.06)	3.54	3.48	—	(.77)	(.77)	35.20	10.73 [5]	2		.99	[6]	(.35)[6]
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]
Class 2:
6/30/2021[3,4]	31.56	(.06)	3.44	3.38	—	(.77)	(.77)	34.17	10.72 [5]	2,720		.99	[6]	(.39)[6]
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
Class 4:
6/30/2021[3,4]	31.67	(.10)	3.45	3.35	—	(.77)	(.77)	34.25	10.56 [5]	334		1.24	[6]	(.62)[6]
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes.

314	American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2021[3,4]	$120.22	$.25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%[5]	$17,535	.35%[6]		.40%[6]
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
Class 1A:
6/30/2021[3,4]	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.87 [5]	79	.60	[6]	.16	[6]
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
6/30/2021[3,4]	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.87 [5]	21,673	.60	[6]	.15	[6]
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
Class 3:
6/30/2021[3,4]	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.91 [5]	298	.53	[6]	.22	[6]
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
Class 4:
6/30/2021[3,4]	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.74 [5]	2,829	.85	[6]	(.10)[6]
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes.

American Funds Insurance Series	315

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2021[3,4]	$23.64	$.14	$.97	$1.11	$(.01)	$—	$(.01)	$24.74	4.71%[5]	$5,060	.55%[6]		1.17%[6]
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
Class 1A:
6/30/2021[3,4]	23.55	.12	.96	1.08	— [9]	—	— [9]	24.63	4.61 [5]	10	.80	[6]	.97	[6]
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
6/30/2021[3,4]	23.54	.11	.97	1.08	— [9]	—	— [9]	24.62	4.61 [5]	4,492	.80	[6]	.94	[6]
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
Class 3:
6/30/2021[3,4]	23.69	.12	.99	1.11	(.01)	—	(.01)	24.79	4.67 [5]	24	.73	[6]	1.00	[6]
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
Class 4:
6/30/2021[3,4]	23.25	.08	.96	1.04	—	—	—	24.29	4.47 [5]	459	1.05	[6]	.71	[6]
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes.

316	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

New World Fund

Class 1:
6/30/2021[3,4]	$31.59	$.14	$3.07	$3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%[5]	$2,542	.74%[6]		.56%[6]		.85%[6]
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
Class 1A:
6/30/2021[3,4]	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.05 [5]	9	.99	[6]	.81	[6]	.46	[6]
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
6/30/2021[3,4]	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.09 [5]	1,163	.99	[6]	.81	[6]	.59	[6]
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
Class 4:
6/30/2021[3,4]	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.92 [5]	913	1.24	[6]	1.06	[6]	.35	[6]
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes.

American Funds Insurance Series	317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Washington Mutual Investors Fund

Class 1:
6/30/2021[3,4]	$14.35	$.13	$2.04	$2.17	$(.06)	$—	$(.06)	$16.46	15.14%[5]	$5,803	.42%[6]		.37%[6]		1.66%[6]
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099	.41		.41		2.39
Class 1A:
6/30/2021[3,4]	14.28	.12	2.02	2.14	(.06)	—	(.06)	16.36	15.00 [5]	111	.67	[6]	.57	[6]	1.48	[6]
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1	.65	[6]	.65	[6]	2.01	[6]
Class 2:
6/30/2021[3,4]	14.15	.11	2.02	2.13	(.06)	—	(.06)	16.22	15.03 [5]	3,283	.67	[6]	.62	[6]	1.41	[6]
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412	.66		.66		2.16
Class 4:
6/30/2021[3,4]	14.06	.09	2.00	2.09	(.05)	—	(.05)	16.10	14.88 [5]	951	.92	[6]	.87	[6]	1.16	[6]
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132	.91		.91		1.81

See end of tables for footnotes.

318	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Growth and Income Fund

Class 1:
6/30/2021[3,4]	$16.67	$.15	$1.53	$1.68	$(.04)	$(.40)	$(.44)	$17.91	10.06%[5]	$785		.63%[6]		.55%[6]		1.71%[6]
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		.63		2.18
Class 1A:
6/30/2021[3,4]	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.94 [5]	3		.88	[6]	.80	[6]	1.56	[6]
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	.84	[6]	1.20	[6]
Class 2:
6/30/2021[3,4]	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.98 [5]	1,368		.88	[6]	.81	[6]	1.45	[6]
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		.88		1.98
Class 4:
6/30/2021[3,4]	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.82 [5]	202		1.13	[6]	1.05	[6]	1.22	[6]
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.13		1.63

See end of tables for footnotes.

American Funds Insurance Series	319

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2021[3,4]	$55.38	$.38	$7.53	$7.91	$(.25)	$(.60)	$(.85)	$62.44	14.30%[5]	$24,114	.29%[6]		1.30%[6]
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
Class 1A:
6/30/2021[3,4]	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.14 [5]	20	.54	[6]	1.06	[6]
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
6/30/2021[3,4]	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.14 [5]	14,983	.54	[6]	1.05	[6]
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
Class 3:
6/30/2021[3,4]	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.19 [5]	165	.47	[6]	1.12	[6]
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
Class 4:
6/30/2021[3,4]	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.00 [5]	1,695	.79	[6]	.81	[6]
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes.

320	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Growth and Income Fund

Class 1:
6/30/2021[3,4]	$19.01	$.24	$1.13	$1.37	$(.07)	$—	$(.07)	$20.31	7.20%[5]	$995	.67%[6]		2.39%[6]
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
Class 1A:
6/30/2021[3,4]	18.97	.21	1.13	1.34	(.06)	—	(.06)	20.25	7.08 [5]	4	.91	[6]	2.18	[6]
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
6/30/2021[3,4]	18.95	.21	1.12	1.33	(.06)	—	(.06)	20.22	7.02 [5]	222	.91	[6]	2.17	[6]
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
Class 4:
6/30/2021[3,4]	18.82	.19	1.11	1.30	(.06)	—	(.06)	20.06	6.88 [5]	123	1.16	[6]	1.93	[6]
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43

See end of tables for footnotes.

American Funds Insurance Series	321

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital Income Builder

Class 1:
6/30/2021[3,4]	$10.87	$.19	$.88	$1.07	$(.13)	$—	$(.13)	$11.81	9.85%[5]	$499		.53%[6]		.27%[6]		3.31%[6]
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621		.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
Class 1A:
6/30/2021[3,4]	10.86	.18	.87	1.05	(.11)	—	(.11)	11.80	9.72 [5]	7		.78	[6]	.52	[6]	3.09	[6]
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
6/30/2021[3,4]	10.87	.18	.87	1.05	(.11)	—	(.11)	11.81	9.72 [5]	11		.78	[6]	.52	[6]	3.11	[6]
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80		2.82
Class 4:
6/30/2021[3,4]	10.85	.16	.88	1.04	(.10)	—	(.10)	11.79	9.60 [5]	522		1.03	[6]	.77	[6]	2.84	[6]
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes.

322	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2021[3,4]	$26.50	$.23	$2.48	$2.71	$(.10)	$(.94)	$(1.04)	$28.17	10.22%[5]	$20,941	.30%[6]		1.67%[6]
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
Class 1A:
6/30/2021[3,4]	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.10 [5]	17	.55	[6]	1.43	[6]
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
6/30/2021[3,4]	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.06 [5]	5,496	.55	[6]	1.42	[6]
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
Class 3:
6/30/2021[3,4]	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.14 [5]	36	.48	[6]	1.49	[6]
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
Class 4:
6/30/2021[3,4]	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.97 [5]	5,856	.80	[6]	1.18	[6]
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes.

American Funds Insurance Series	323

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Balanced Fund

Class 1:
6/30/2021[3,4]	$14.19	$.09	$.78	$.87	$(.02)	$(.07)	$(.09)	$14.97	6.10%[5]	$116		.72%[6]		1.29%[6]
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
Class 1A:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	4		.97	[6]	1.11	[6]
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[8]	.94	[6]	1.27	[6]
Class 2:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	212		.97	[6]	1.09	[6]
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
Class 4:
6/30/2021[3,4]	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.82 [5]	125		1.22	[6]	.86	[6]
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12

See end of tables for footnotes.

324	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

The Bond Fund of America

Class 1:
6/30/2021[3,4]	$11.89	$.10	$(.18)	$(.08)	$(.03)	$(.47)	$(.50)	$11.31	(.67)%[5]	$8,408	.40%[6]		.33%[6]		1.68%[6]
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829	.38		.38		1.91
Class 1A:
6/30/2021[3,4]	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)[5]	11	.65	[6]	.58	[6]	1.43	[6]
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1	.62	[6]	.62	[6]	2.01	[6]
Class 2:
6/30/2021[3,4]	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)[5]	3,829	.65	[6]	.58	[6]	1.42	[6]
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959	.63		.63		1.65
Class 4:
6/30/2021[3,4]	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)[5]	820	.90	[6]	.83	[6]	1.18	[6]
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102	.88		.88		1.41

See end of tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Bond Fund

Class 1:
6/30/2021[3,4]	$12.94	$.12	$(.52)	$(.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20)%[5]	$1,016		.59%[6]		.49%[6]		1.96%[6]
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
Class 1A:
6/30/2021[3,4]	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)[5]	1		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[8]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
6/30/2021[3,4]	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)[5]	1,060		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
Class 4:
6/30/2021[3,4]	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)[5]	60		1.09	[6]	.99	[6]	1.46	[6]
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76

See end of tables for footnotes.

326	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

American High-Income Trust

Class 1:
6/30/2021[3,4]	$9.80	$.26	$.39	$.65	$(.08)	$—	$(.08)	$10.37	6.62%[5]	$276		.53%[6]		.45%[6]		5.18%[6]
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		.49		6.18
Class 1A:
6/30/2021[3,4]	9.78	.25	.38	.63	(.07)	—	(.07)	10.34	6.49 [5]	1		.78	[6]	.71	[6]	4.98	[6]
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[8]	.72	[6]	.72	[6]	5.74	[6]
Class 2:
6/30/2021[3,4]	9.61	.25	.37	.62	(.07)	—	(.07)	10.16	6.50 [5]	690		.78	[6]	.71	[6]	5.00	[6]
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		.74		5.92
Class 3:
6/30/2021[3,4]	9.84	.26	.38	.64	(.07)	—	(.07)	10.41	6.56 [5]	11		.71	[6]	.64	[6]	5.07	[6]
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		.67		5.99
Class 4:
6/30/2021[3,4]	10.54	.25	.41	.66	(.07)	—	(.07)	11.13	6.28 [5]	96		1.03	[6]	.95	[6]	4.73	[6]
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		.99		5.55

See end of tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

American Funds Mortgage Fund

Class 1:
6/30/2021[3,4]	$11.11	$.03		$(.09)	$(.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%[5]	$231		.50%[6]		.31%[6]		.52%[6]
12/31/2020	10.56	.10		.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24		.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20		(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16		— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
12/31/2016	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		.46		1.39
Class 1A:
6/30/2021[3,4]	11.08	.01		(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)[5]	2		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.55	.07		.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22		.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18		(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14		— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
6/30/2021[3,4]	11.09	.01		(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)[5]	59		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.54	.08		.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21		.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18		(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
12/31/2016	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		.71		1.14
Class 4:
6/30/2021[3,4]	10.97	—	[9]	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)[5]	41		1.00	[6]	.81	[6]	.02	[6]
12/31/2020	10.44	.04		.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18		.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15		(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11		— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03
12/31/2016	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.96		.86

See end of tables for footnotes.

328	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2021[3,4]	$11.31	$(.01)	$(.01)		$(.02)	$—	$—	$—	$11.29	(.18)%[5]	$37		.36%[6]		(.26)%[6]
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
Class 1A:
6/30/2021[3,4]	11.31	(.01)	(.01)		(.02)	—	—	—	11.29	(.18)[5]	—	[8]	.35	[6]	(.25)[6]
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[8]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[8]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[8]	.35		1.60
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.675	—	[8]	.34	[6]	.69 [6]
Class 2:
6/30/2021[3,4]	10.99	(.03)	—	[9]	(.03)	—	—	—	10.96	(.27)[5]	256		.61	[6]	(.51)[6]
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
Class 3:
6/30/2021[3,4]	11.12	(.02)	(.01)		(.03)	—	—	—	11.09	(.27)[5]	4		.54	[6]	(.44)[6]
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
Class 4:
6/30/2021[3,4]	11.08	(.04)	—	[9]	(.04)	—	—	—	11.04	(.36)[5]	43		.86	[6]	(.76)[6]
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

U.S. Government Securities Fund

Class 1:
6/30/2021[3,4]	$13.04	$.08	$(.26)	$(.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%[5]	$374		.39%[6]		.34%[6]		1.20%[6]
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		.36		1.31
Class 1A:
6/30/2021[3,4]	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)[5]	5		.64	[6]	.58	[6]	1.02	[6]
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [5]	—	[8]	.58	[6]	.58	[6]	1.53	[6]
Class 2:
6/30/2021[3,4]	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)[5]	1,434		.64	[6]	.59	[6]	.98	[6]
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		.61		1.05
Class 3:
6/30/2021[3,4]	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)[5]	9		.57	[6]	.52	[6]	1.03	[6]
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		.54		1.12
Class 4:
6/30/2021[3,4]	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)[5]	237		.89	[6]	.84	[6]	.70	[6]
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.86		.82

See end of tables for footnotes.

330	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments[13]		to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth Fund

Class P1:
6/30/2021[3,4]	$17.25	$(.01)	$1.30	$1.29	$(.08)	$(.74)	$(.82)	$17.72	7.56%[5]	$11		.42%[6]		.37%[6]		.72%[6]		(.13)%[6]
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[15]	3		.42	[15]	.37	[15]	.71	[15]	.82	[15]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [15]	2		.42	[15]	.36	[15]	.70	[15]	.69	[15]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [15]	1		.50	[15]	.34	[15]	.68	[15]	.79	[15]
Class P2:
6/30/2021[3,4]	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.53 [5]	588		.67	[6]	.62	[6]	.97	[6]	(.36)[6]
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43

Managed Risk International Fund

Class P1:
6/30/2021[3,4]	$11.07	$(.01)	$.31	$.30	$(.09)	$—	$(.09)	$11.28	2.73%[5,15]	$2		.43%[6,15]		.36%[6,15]		.88%[6,15]		(.22)%[6,15]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [15]	2		.43	[15]	.35	[15]	.86	[15]	.82	[15]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [15]	1		.41	[15]	.33	[15]	.84	[15]	1.64	[15]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[15]	—	[8]	.33	[15]	.28	[15]	.77	[15]	3.02	[15]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [15]	—	[8]	.28	[15]	.20	[15]	.69	[15]	1.13	[15]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[15]	—	[8]	.39	[15]	.23	[15]	.74	[15]	1.15	[15]
Class P2:
6/30/2021[3,4]	10.99	(.03)	.32	.29	(.06)	—	(.06)	11.22	2.64 [5]	169		.70	[6]	.63	[6]	1.15	[6]	(.48)[6]
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2021[3,4]	$11.24	$.02	$1.00	$1.02	$(.15)	$—	$(.15)	$12.11	9.08%[5,15]	$2		.41%[6,15]		.35%[6,15]		.76%[6,15]		.41%[6,15]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[15]	2		.40	[15]	.35	[15]	.76	[15]	1.66	[15]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [15]	1		.38	[15]	.33	[15]	.74	[15]	2.14	[15]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[15]	—	[8]	.33	[15]	.28	[15]	.67	[15]	3.21	[15]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [15]	—	[8]	.30	[15]	.25	[15]	.64	[15]	1.59	[15]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [15]	—	[8]	.43	[15]	.27	[15]	.67	[15]	1.83	[15]
Class P2:
6/30/2021[3,4]	11.18	.01	1.00	1.01	(.15)	—	(.15)	12.04	8.99 [5]	361		.68	[6]	.62	[6]	1.03	[6]	.09	[6]
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04

See end of tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment (loss) income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[13]		to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth-Income Fund

Class P1:
6/30/2021[3,4]	$14.01	$.03		$1.21	$1.24	$(.15)	$(.20)	$(.35)	$14.90	8.82%[5]	$2,259	.41%[6]		.36%[6]		.66%[6]		.37%[6]
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [15]	2	.44	[15]	.37	[15]	.66	[15]	1.61	[15]
12/31/2016	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [15]	1	.52	[15]	.36	[15]	.64	[15]	1.46	[15]
Class P2:
6/30/2021[3,4]	13.93	.01		1.21	1.22	(.14)	(.20)	(.34)	14.81	8.76 [5]	333	.66	[6]	.61	[6]	.91	[6]	.12	[6]
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund

Class P1:
6/30/2021[3,4]	$13.84	$.02		$1.17	$1.19	$(.20)	$—	$(.20)	$14.83	8.62%[5]	$6	.41%[6]		.36%[6]		.66%[6]		.30%[6]
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
Class P2:
6/30/2021[3,4]	13.45	—	[9]	1.14	1.14	(.16)	—	(.16)	14.43	8.46 [5]	2,852	.66	[6]	.61	[6]	.91	[6]	.03	[6]
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes.

332	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2021[3,4,5]	2020	2019	2018	2017	2016
Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2021[3,4,5]	2020	2019	2018	2017	2016
Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [12,18]
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[15]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[16]	Refer to Note 5 for further information on mortgage doller rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	333

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,117.57	$2.89	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,116.18	4.20	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,115.99	4.20	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,114.72	5.51	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,108.58	$3.87	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 1A – actual return	1,000.00	1,107.25	5.17	.99
Class 1A – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 2 – actual return	1,000.00	1,107.24	5.17	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 – actual return	1,000.00	1,105.61	6.47	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,130.26	$1.85	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return	1,000.00	1,128.69	3.17	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,128.70	3.17	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,129.11	2.80	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,127.40	4.48	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,047.12	$2.79	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,046.06	4.06	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,046.08	4.06	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 3 – actual return	1,000.00	1,046.71	3.70	.73
Class 3 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 4 – actual return	1,000.00	1,044.74	5.32	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
New World Fund
Class 1 – actual return	$1,000.00	$1,102.08	$2.92	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 1A – actual return	1,000.00	1,100.48	4.22	.81
Class 1A – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 – actual return	1,000.00	1,100.88	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	1,099.22	5.52	1.06
Class 4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06

See end of tables for footnotes.

American Funds Insurance Series	335

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,151.38	$1.97	.37%
Class 1 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 1A – actual return	1,000.00	1,149.96	3.04	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	1,150.26	3.31	.62
Class 2 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 4 – actual return	1,000.00	1,148.77	4.64	.87
Class 4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,100.61	$2.86	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,099.39	4.16	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,099.82	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	1,098.20	5.46	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,143.03	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,141.39	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,141.38	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,141.87	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,140.02	4.19	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,072.02	$3.44	.67%
Class 1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 1A – actual return	1,000.00	1,070.84	4.67	.91
Class 1A – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 2 – actual return	1,000.00	1,070.24	4.67	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 4 – actual return	1,000.00	1,068.80	5.95	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,098.46	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 1A – actual return	1,000.00	1,097.22	2.70	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 2 – actual return	1,000.00	1,097.20	2.70	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,095.97	4.00	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,102.24	$1.56	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,100.99	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,100.61	2.86	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,101.41	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,099.74	4.16	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,061.04	$3.68	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	1,059.77	4.95	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	1,059.77	4.95	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	1,058.21	6.23	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
The Bond Fund of America
Class 1 – actual return	$1,000.00	$993.28	$1.63	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	992.06	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	991.88	2.86	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 4 – actual return	1,000.00	990.71	4.10	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$968.01	$2.39	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 1A – actual return	1,000.00	967.55	3.61	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 – actual return	1,000.00	967.40	3.61	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 4 – actual return	1,000.00	965.88	4.83	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,066.15	$2.31	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 1A – actual return	1,000.00	1,064.90	3.64	.71
Class 1A – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 – actual return	1,000.00	1,064.95	3.64	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 3 – actual return	1,000.00	1,065.57	3.28	.64
Class 3 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 – actual return	1,000.00	1,062.78	4.86	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$994.33	$1.53	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 1A – actual return	1,000.00	994.02	2.77	.56
Class 1A – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 – actual return	1,000.00	993.00	2.77	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 4 – actual return	1,000.00	992.65	4.00	.81
Class 4 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$998.23	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 1A – actual return	1,000.00	998.23	1.73	.35
Class 1A – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	997.27	3.02	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 – actual return	1,000.00	997.30	2.67	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 4 – actual return	1,000.00	996.39	4.26	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$986.91	$1.67	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	985.82	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	986.38	2.91	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	985.85	2.56	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	984.18	4.13	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

See end of tables for footnotes.

338	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,075.60	$1.90	.37%	$3.71	.72%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class P2 – actual return	1,000.00	1,075.25	3.19	.62	4.99	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,027.33	$1.81	.36%	$4.42	.88%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.41	.88
Class P2 – actual return	1,000.00	1,026.42	3.17	.63	5.78	1.15
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.76	1.15
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,090.84	$1.81	.35%	$3.94	.76%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76
Class P2 – actual return	1,000.00	1,089.86	3.21	.62	5.34	1.03
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.16	1.03
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,088.19	$1.86	.36%	$3.42	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,087.56	3.16	.61	4.71	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,086.16	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,084.57	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.
American Funds Insurance Series	339

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund‘s net assets exceed $5 billion and $8 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.	Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2.	Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3.	Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340	American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4.	Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5.	Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.	Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2.	Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

342	American Funds Insurance Series

3.	Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4.	Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5.	Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	8/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	8/20/2021

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/20/2021